Loan ID    Final    Current                Servicing Comments                                                                                             Status     Last
           Current  Exceptions                                                                                                                            Date       Action
           Event                                                                                                                                                     Date per
           Level                                                                                                                                                     Servicer

1300103786 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3148912405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The customer called in requesting a 12 month pay history. The rep advised on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2011.  A motion for relief was filed 07/XX/2011.  BK case # not found in commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7536500985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in for removal of PMI. Agent advised will submit ticket to have this reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3920326022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower discussed account change in payment terms and discussed options including the keep your home program.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3017101346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8418265699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower stated he will make payment by 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9900485287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7577876312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in with payment questions .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2874134688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated he would make his payment online on 07/XX/2018 in the amount of $1405.81.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4711103876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which a third party had an account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7231802138 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Customer called in upset about the analysis, stating they need the cushion removed.  Borrower is
                    and documented         deceased and Executor/XX/31/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5245984826 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower spoke to the servicer about the account and made a promise to pay by the 10th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7339470139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2381014252 3        [3] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    No indication servicer PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    ever responded and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    appears issue still    06/XX/2019.  The borrower called in regards to the negative credit reporting; stating has never been late with
                    active                 a payment.  While the representative was getting clarification, the call ended.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  The borrower disputed the negative credit reporting; stating has never been late with a payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 03/XX/2017.  The claim was closed
                                           on 12/XX/2017 with all funds released and a final inspection.   A prior claim was filed for flood damage that
                                           occurred on 05/XX/2016.  The claim was closed on 07/XX/2016 with all funds released and a final inspection.
1765737066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to ask about $100 fee charge showing on statement and was told it was for legal fees added on 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3568154594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  03/XX/2018 inbound call non authorized 3rd party phone dropped
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4375178820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/19 Customer called about the escrow dept.  Customer stated he made changes and they advised that the insurance he has to pay for is in amt of $2540, and that we need to receive info about the policy.
                                           Advised he can always fax info to insurance dept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1236145148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to find out what February installment was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9134362032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate that borrower texted servicer regarding partial payments with the prior servicer prior to the service transfer. The borrower advised payments could split up when paid with prior servicer and wanted to verify if same thing could be done with the new servicer. The agent advised that when making a partial payment, will go into a suspense account until the payment amount is met and then it will be applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Prior bankruptcy was dismissed on 04/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3584630694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to make payment of 1354.44.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6856754760 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in regarding payment amount due is greater than expected. The servicer advised of charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  Comments dating back to 06/XX/2017 referenced a prior mortgage was identified during the foreclosure proceedings. The lien was dated in 2006, but was not recorded until 06/XX/29/XX/20177 due to the borrower reinstating the account and the review of the issue closed.  Partial release. Claim sent to title claims.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7113524648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower spoke with an agent and wanted to know if their payment would decrease. The agent confirmed that it would if the borrower would pay the escrow shortage. The agent reviewed the payment difference if the borrower pays the shortage versus not paying the shortage. The borrower declined to set up future payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8307962887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called regarding escrow refund, agent provided amount of refund being $3531.40. Agent then further discussed escrow analysis and provided phone number if he wanted to dispute current escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6114926334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower states that she can only make a $700 payment online. She was advised that this is because the repayment plan in the system and the difference can be made over the phone while waiting for it to be entered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4788902718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019, Contact made with customer to discuss payment, Customer advised payment was made and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8320579911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower sent payment out via bill pay in amount of $1020.00. The default is due to accidentally sending mortgage payment to car company and when realized what happened sent payment through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3027902456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to find out about his loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5069818462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was advised the insurance premium disbursement was made; borrower made promise to pay $950.78 on 04/XX/2019 and 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3998025800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in regarding the billing statement showing due for two months.  The servicer advised the payment was made after the statement was generated. The borrower will mail the next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2690117453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called for status of the loan and wanted to know what letter was mailed. Associate advised borrower loan is current and is next due for August and advised the NOI letter was mailed. Comment dated 05/XX/2018 borrower stated they was out of work and is able to start paying again. Associate advised borrower of a repayment plan formal and informal. On 03/XX/2017 borrower wanted to know the reinstatement amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                           Bankruptcy discharged 5/XX/13
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6264982766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Last spoke to borrower when they were called outbound to solicit payment on 5/XX/2018. Borrower stated not interested in Modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Loan was in default and foreclosure action was started but not completed as borrower was able to bring loan current. FC action closed 4/XX/2012
                                           Hurricane Sandy and no disaster impact or damage reported
4469527925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about the payment. Advised that the late fees can be paid at the end if the loan.
                                           The April payment can be paid without fees. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1101778601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Non authorized third party contact, reason for default no application. Addressed concerns no further questions recapped call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4358293649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower set up a payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4311816112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment towards the late fees.  Scheduled $238.95 for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  12/XX/13
                                           Per the collection comments there are no details as to the bankruptcy that show on 12/XX/13.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2145259900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about getting taxes removed from escrows.  The call agent was in process of removing and the call was dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5901240900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding general account information and payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4240519729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to schedule a payment in the amount of
                                           $1,227.53.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2734112804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7062977237 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower spoke to the servicer about the account status and made a payment.  The borrower inquired about fees and when they have to be paid.  They were advised fees can be paid over time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8281451736 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The customer called in about fees. The rep advised customer of late fee balance iao $215.40 however, call was disconnected prior to sending request to account services.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called in regarding fee dispute on the account. The borrower stated the late charge had been paid prior to the loan being transferred. The rep confirmed there was a fee of $215.40  that has been paid year to date. Rep sent for review to make sure no late fee balance on account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1583169637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in reference to the 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6513065106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  On 05/XX/2017 Borrower was called in reference to payment due. Borrower was advised of amount due and the call ended unexpectedly. Last.skip trace 07/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: FEMA disaster for Hurricane XXX. No damage noted.
2582210547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower states all Modification documents were not sent back, however borrower stated did send the remaining Modification documents and wanted to check if they were received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3418918782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Called the borrower advised refund check was showing as uncashed borrower advised declined check.
                                           Borrower asked about fees on the account advised fees are due to modification and some fees are not assessed immediately. Advised the borrower can write to general correspondence and a break down can be provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6260322943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3967270160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower inquiring about status of refinance

                                           Borrower called for web site access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 10/XX/17. No damages were noted.
5286076296 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Servicer provided total amount due, payment expectations and consequences.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6064630468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spouse called in to inform that she was unable to access the mortgage account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3662367821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding setting up auto pay for the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8102813437 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2017.  On 03/XX/2017, the authorized third party spoke with an agent and advised of the total amount due
                    and documented         and reviewed the ACH letter and deceased borrower letter and to send in documents.  Borrower is deceased and
                                           Executor/XX/06/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8592780741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and scheduled a payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due Hurricane XXX to noted on
                                           10/XX/2017.   Roof /XX/11/2018.
4551011167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3825033122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           12/XX/2017.  No damages were reported.
7550540060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in to get their 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1644993777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer called in to process a payment of $1161.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX. The property was damaged and repairs made. The claim was closed with final inspection as noted on 03/XX/2019.
6084647071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment of $3046.21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5777588549 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke with an agent and stated that they were told that prior to the transfer that they loan would remain the same. The agent processed the request to have  the payment applied correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7792675636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower spoke to the servicer and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9126542010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and request their account number. The servicer provided the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4621317017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called on 8/XX/16 to ask for the modification status.  The borrower was advised of the missing documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 10/XX/18 due to Hurricane XXX.  No damages were noted.
8518484960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment of $830.69 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1992931344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called on 10/XX/16 to obtain general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5705615390 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  10/XX/2018.  The authorized third party called in regarding the status of the insurance policy and the call
                    insurance sufficient   was transferred.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted property damage on 10/XX/2017 from a storm and stated an insurance claim was filed. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9786062406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower requested 1098 forms. Agent advised will be mailed out to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3458676139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to make a payment $1109.22
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2775627907 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower verified the information and scheduled a payment of $1,253.83 for 12/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8646119856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4215483225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The customer called back and processed a payment with the other party for 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.  Chapter 13 case XX-XXXXX filed 6/XX/2012 and discharged 3/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5889044343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in for their Year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5830787009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and gave a promise to make a $1050.96 payment by 03/XX/2019 via web.
                                           05/XX/2019 - borrower called to make payment in the amount of $1050.96
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1346103036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment in the amount of $616.06
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX as noted
                                           on 10/XX/2017. An insurance claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $3,963.96 were endorsed and released to the borrower on 10/XX/2017 and the non-monitored insurance claim was closed on 10/XX/2017.
1111227992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  5/XX/18  Borrower called to get the total amount due. They stated they made a payment on the
                                           15th, the agent advised the payment was returned due to unable to locate the bank account, advised can re-secure, the borrower agreed. Agent agreed to waive late fee. Payment was set up for $2,506.42 date for
                                           5/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1806268376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment and request an ACH setup form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8920076439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer contacted the Authorized third party on account and performed a Welcome call.
                                           Servicer reviewed payment options as well as online account options. The third party did not have any further questions or concerns with the account at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8987273394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower was advised of total amount due, ACH, and seterus.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7897320378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called about flood insurance .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA
                                           disaster area affected by Hurricane XXX.   No damage was reported.
6180628476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower inquired about pending mod docs with just her name on them, has not received yet.
                                           Servicer advised modification has been executed with just her signature, since hers is the only name on the account; advised monthly payment of $627.99
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5606692458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The homeowner  was provided a fax number for the copy of the master flood policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9011144930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer to advise the new insurance policy holder had not received payment. The payment was processed to be sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4942885916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The last contact with the borrower was on 07/XX/2018 to discuss scheduled payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4806931929 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Borrower called in to inform servicer that the payment was going to be returned. Payment date was
                    and documented         adjusted. Borrower on repayment plan and was informed that the plan will break. Servicer advised borrower to pay late fees and total amount due.  Borrower is deceased and Executor/XX/29/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2695821044 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of
                    from mortgagor         $1,417.19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show a credit dispute received related to a 30 day delinquency during transfer. Comments show issue resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1296676169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7311062871 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  A motion for relief was filed 01/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8397905918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 03/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 09/XX/2017. No damages were reported.
2399238130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower had a payment inquiry. Advised all payments the borrower questioned were accounted for and applied to the payments due dates.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2202295715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called for the loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6450344885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and received their welcome call.  They discussed their loan transfer and payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4394547866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 04/XX/2019 in the amount of $1,746.85.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1764986523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower inquired why payment increased. Advised payment changed due to increase in tax/insurance. Borrower will billpay payment as she doesn't want to pay processing fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2582498487 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  The borrower called to change payment date to 10/XX/26/XX/24/XX/21/XX/08/XX/20/2016.
                    indication covered by
                    insurance

                    [3] MI Not Being Paid
                    As Required
2317775110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to make a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8733603578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 Borrower called to complete a principle payment for $3000.00 dated for 10/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017. No damage reported to property.
4733330783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss June payment. Service advised payment had been made. On 04092019 the borrower called to get payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6079293221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in to make a payment over the phone using their debit card.  Servicer advised there is no historical banking information in the system and will need to put information in.  Borrower stated
                                           they will call back in when they get the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5444462763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 3/XX/2018, an authorized third party called in with a payment inquiry.  The party wanted to know what they were due for.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 09/XX/2018 to initiate a claim for wind/XX/23/XX/02/XX/19/XX/15/XX/16/XX/18/2019.
7035716617 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to make a payment.  They stated that their spouse lost job and income.  They said they had a modification and discussed options in the past and it did not help.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1719490952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1766658307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1664028359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party received their welcome call and verified their information. On
                                           7/XX/2016 the Servicer went over the modification with the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. A claim was initiated on 11/XX/2018 for damages caused by the hurricane on
                                           09/XX/2017. A check for $15,000 was received on 11/XX/2018. The funds were released and the claim was closed on 11/XX/2018.
1177348457 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    06/XX/2019.  The borrower called to get the payoff amount and ask if the bankruptcy would affect a sale. The
                    requested within the   call was transferred to the sales department.
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1266429466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in reference to a letter she received about late charges and funds going to principle balance.  Servicer advised they have nothing to do with how statements are generated and borrower would have to send in correspondence requesting when these charges are from.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3296025693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower gave servicer permission to speak to her daughter, advised of total amount due of
                                           $689.53 for Aug 2016 payment.  3rd party stated payment was mailed on 8/XX/16 for $689.53
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4157098108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/19 Borrower called in to request a phone number to be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2019.  The case filing date was not available in the commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2060015859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018 Borrower called to update Insurance Information. Borrower was transfer to the
                                           Insurance Team for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5406489728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7486038061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower advised their payments were made by family members and would like to give them house. Servicer requested picture IDs and social security numbers for all parties to be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2033096555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower requested statement to be resent via mail and email. Borrower ptp $973.47 by 7-19-19 and
                                           8-20-19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9626420236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3566644331 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Spoke with borrower, welcome call completed.  Borrower is deceased and
                    and documented         Executor/XX/18/XX/09/XX/25/2008.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7194366664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damages reported.
5334779765 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The servicer called and spoke with the borrower. No details of call noted. No promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2190594411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  A welcome call was completed. The borrower requested to have late fees in the amount of $41.38.
                                           waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8107191795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and made a payment. d
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7462798119 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer went over welcome call information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4696357379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  3/XX/30/17 Spoke with borrower, borrower calling due to having problem logging into website to change the date for the auto pay. Borrower wanting to change the payment dated from the 7th to the 14th of each month.  Borrower was able to make changes during phone call with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7261447246 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to advise that she had sent back mod docs and wanted to confirm due date.
                                           Agent provided due date of 2/XX/19 and informed borrower that new copy of mod docs would be uploadded to
                                           seterus.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4766879597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower spoke to the servicer about account status and that borrower must send in certified funds until October due to too many NSF.  The borrower was advised of workout options and knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7782980574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2465432523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6959447785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke with an agent and stated that the bill they received was wrong. The agent advised that that the payment is $1726.76. The borrower was going to mail in the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5379176257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 Spoke with borrower, borrower completed a promise to pay via mail in the amount of
                                           $2,221.69 by 4/XX/2019.  Borrower requested to transferred to a Spanish speaking agent
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9004903199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment for $1,879.28 effective for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5221113310 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 10/XX/2018.  Borrower called to update mailing address declined future payment setup
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to XXX credit dispute, updated applicable fields to show loan status as of
                                           11/XX/17 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2711679329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Comments from 7/XX/18 indicate borrower called to confirm receipt of $1800 payment to escrow.
                                           Servicer confirmed receipt and will generate new escrow account statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7665596758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7608166287 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  04/XX/2019 inbound call, informed borrower payment received, borrower inquiring about refinance and documented
                                           The borrower promised to pay $2,162.41 drafting on 04/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3556379655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower received a collection call and was advised of total amount due.  The borrower was advised of late payments and they were rolling late payments over the last year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3269029772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested assistance with the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  No damages were reported.
8621445571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promise to pay on 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9520765889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower spoke to the servicer and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7855576009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and advised has own insurance company and will be faxing information today. The borrower also advised just co-signed for auto loan for a friend's son, decline restructure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 10/XX/2017.   No disaster damage was reported.
                                           A claim was filed for water damage that occurred on 01/XX/2017.  Claim funds in the amount of $4373.02 were received and released to the borrower on 12/XX/2017.  Settlement funds in the amount of $2700 were released to the borrower on 12/XX/2018 and the claim was closed on 01/XX/2019.
                                           A prior claim was filed for wind damage that occurred on 01/XX/2016.  Claim funds in the amount of $1710.11 were released to the borrower on 07/XX/2016 and the claim was closed on 07/XX/2016 due to the claim being less than $10000.
2305725167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower was contacted to collect on a payment and stated the reason for default was due to illness. Borrower accepted repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9007904232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6288544675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower was advised of total amount due and made a promise to pay.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4635045143 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower spoke to the servicer about their escrow account.  The servicer went over welcome indication covered by  call information and advised of knowyouroptions.com.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 09/XX/2017 stating the master bedroom was subjected to water damages caused by Hurricane XXX on
                                           09/XX/2017. The borrower stated they did not file a claim, the home is livable, and they intend to repair the damages. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
6602323350 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower contacted the servicer on 07/XX/2018 to schedule a payment in the amount of
                                           $3,180.42.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6215199515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if loan could be paid off sooner. Borrower was advised loan could be paid off sooner and advised borrower of refinance option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9223160825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower completed promised to pay via the web by 04/XX/2019 a payment in the amount of
                                           $1,636.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX 9/XX/17. No damage to property reported.
8228691079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2016.  On 4/XX/2016, the borrower called in with a tax form inquiry as the PMI was not showing on the tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7910677137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a promise to pay in the amount of $851.90.  The borrower is requesting to have a payment returned because she made two payments and doesn't want the second one cashed.
                                           The servicer advised to contact the borrower's bank.  The borrower inquired about insurance company due to damage to floors.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4779041088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call reviewed escrow account borrow paid  $100.01  toward escrow, borrower inquired about refinance

                                           On 2/XX/2019 Borrower called in to confirm payment was received. On 9/XX/2018 Borrower called to find out the status of the loan and advised they had sent back the final modification documents on 9/XX/2018. Servicer advised the modification was finalized and first post-modification payment was due 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5535304280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower stated work had been slow and declined setting up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5673499452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised the account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3939735989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to confirm the auto pay status due to the servicing transfer. The borrower was advised of payment scheduled for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Collection comments dated 3/XX/19 mention " Inbound Bankruptcy call"  There is no other evidence of a bankruptcy in the comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4475300781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment of $1023.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8984800670 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in about website access. The representative sent temporary password. The borrower made a promised to pay $1274.72 by 6/XX/19 via web and is also interested in refinance,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2740882468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower promise to pay $479.25 drafting on 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8221060069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which a third party discussed a possible repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8070677136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower accepted paperless billing and received a link to register their account online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4566527757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5028853872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9167483123 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/19 Borrower called to confirm they were still getting monthly statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2621611521 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Spoke with co-borrower the reason for past delinquency was due to the co-borrower being ill.
                    and documented         Co-borrower stated no longer on disability due the started working in November 2018. Co-borrower stated will be applying for disability today again, they are going back to surgery on February 5, and will be out of work for 3 months.  Borrower is deceased and Executor/XX/12/XX/14/2018.  No damage was reported.
1797975501 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Borrower completed promise to pay by mail by 3/XX/19 in the amount of 2,790.07, updated borrower phone number. Borrower also requested that when sending out information they would need it in
                                           Spanish. No one in household can speak English.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2396579783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The co-borrower verified their information and discussed their escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8060718305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to see why the payment he had previously scheduled for 8/XX/18 had not drafted yet.  Agent thinks the bank account number may have been entered wrong.  Borrower says will wait two more days and then retry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8835375347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019, the borrower spoke with an agent and wanted to verify that the February payment was received and posted. The agent confirmed it had been and that the account was being transferred as of
                                           03/01 to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4282886053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3363966174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer processed payment of $2527.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4517795064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to check on amount due
                                           05/XX/2019-The servicer advised the borrower of the total amount due, grace period, due date, banking information, company's website, expectations, consequences and the next steps. The servicer went over the loss mitigation options.  Borrower made several payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was dismissed on 02/XX/2018.  The proof of claim was filed 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4654694126 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower wanted to cancel scheduled payment, advised payment already posted, will waive nsf fee

                                           The last contact with the borrower was on 03/XX/2019. The borrower called in to check on March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8400544242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower authorized a payment in the amount of $1991.17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1761790851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower verified their information and was advised of the total amount due.  The borrower stated they would make a payment that same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5441435030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6046153014 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower spoke with an agent and stated that they were having issues making payments due to some health issues they were having. The borrower stated they wanted to try to get a modification. The agent sent out the modification packet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5815650793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to reset servicer website password and to make a payment of $860.95.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5792831553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2869845490 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  05/XX/2019 inbound call borrower inquiring about claim status indication of related
                    contractor bid         On 12/XX/2018 the borrower stated they were behind due to self-employed business failure and had to repair
                    sufficient to cover    home out of their pocket. The borrower last called on 03/XX/2019 to make a payment.
                    repairs                EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 08/XX/2017 to initiate a claim for hail damages caused on 06/XX/2017. A check for
                                           $22,036.26 was received on 10/XX/2017. The notes on 03/XX/2019 and 03/XX/2019 stated the claim was classified as expressed monitored. There was no mention of any funds being released or an inspection advising of the status of the repairs.  The damage repair amount is estimated at $22,036.26.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1996551375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment and to request ACH documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8198581415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower advised the servicer they will internet pay in amount of $739.64 on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1655626900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call borrower scheduled payment $1324.91

                                           The customer called in to make a payment of $1324.91 and was provided with the know your options web-site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3611086140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule payments and to ask for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5468918323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/19 Spoke with borrower, borrower promise to pay via web by 3/XX/19 $1,834.59. Agent also explained how to go on the web to authorize another user.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2269312272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019, Borrowed called to set up autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5356576034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The last contact with the borrower was on 07/XX/2018 to discuss ways to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8604446303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to discuss the escrow shortage payment made.  They should be caught up and servicer confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
8288156088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower inquired on due date and grace period and stated that they will make a payment on
                                           05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8897360931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer informed the borrower on 02/XX/2019 that the total amount due is $2,914.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7456927721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to get authorization to a 3rd party to speak on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9176067204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borrower called to schedule a payment for 06/XX/2019 $2,492.49
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
4134657809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about escrow analysis and insurance information. Advised due to increase in taxes and insurance, Disagreed with 4 escrow analysis's without their request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: per notation on 02/XX/2017, The property is located in a FEMA disaster area. no damages were reported within the review period.
1769338912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized third party (spouse) called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5141989624 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower requested a payoff over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1596652893 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The co-borrower verified their information and discussed their trial payments.  They then scheduled a payment of $1,869.24 for 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5026205587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Borrower called and made  a promise to pay after verifying demographics. The Borrower also declined the credit card offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX).
                                           Damages reported, a claim was filed and funds were disbursed. 100% inspection received as of 08/XX/18 and claim ultimately closed on the account.
9439317456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower contacted the servicer on 01/XX/2019 to request a copy of the mortgage statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3505115636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made a promise to pay $1,413.91 by 3/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1061861351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019 the Borrower called with an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7371526321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5131283152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4399383637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in for wiring information so that loan could be reinstated. Agent provided mailing address as well as phone number for wiring purposes
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5262028321 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7036654528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7851884039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding a late fee that was applied on 03/XX/2017 and was informed the the late fee was going to be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
7067965305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and stated mailing the 03/XX/2019 payment to Seterus today. The agent advised that they will transfer to Mr.Cooper.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9906111680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Notes indicate the borrower called to schedule a XXX payment for $833.48 effective 4/XX/2018. The agent advised of the payment confirmation number. Also borrower called to get a better understanding of the final modification documents. The agent advised of the completed trial period  The borrower needs to fully complete and send back to the servicer the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6303022249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower says he keeps getting calls telling him he is in danger of losing his home but he has never been late on a payment.  Agent confirmed it wasn't the servicer making those calls and helped borrower set up ACH payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9258948807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  3rd called to see what assistance was available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3915012582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a $2404.46 payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6913046734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower called to set up ACH payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4646969932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Authorized informed their payment scheduled for the 15th was coming back returned due to the payment was $30.00 short.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5694509200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  borrower called to check if Jan payment was received.  Servicer confirmed payment received on
                                           1/XX/19 iao $2958.75
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9612955510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 03/XX/2019 Borrower called to inquire about changing grace period due to being paid at the end of month. Borrower was advised the grace period reflects the contract on the loan. Borrower was also advised to speak to mortgage Professional or Refinance if possible. Know your options for available assistance was also provided to Borrower.
                                           06/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2337081850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9462601210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer and made a payment.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the propert.
5209280755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower after loan boarded with new servicer. Servicer advised there was a delay in processing payment because loan had not boarded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2331983965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called on 10/XX/18 to discuss the current statement that shows a late fee of $47.93 for July.  The borrower will mail the late fee payment.  A $1138.84 payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9627226244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower inquiry in regards to made payment made that is not being reflected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4530122347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower inquiring why payment increased, advised borrower was due to rate change on modification

                                           Borrower called in and requested for 1098 to be sent via email. Borrower ptp 1540.60 by 4/XX/19 via IVR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9412358922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  On 01/XX/2017, the borrower spoke with an agent and set up a payment for $1010.00 and the agent provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4749839749 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and requested a letter stating they were unaware of credit reporting during their modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3362370145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8760004677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the customer called in to make 2 payments on their account totaling $2196.66;
                                           therefore reinstating their loan.
                                           01/XX/2019: The customer called to make their January installment and requested their 2013 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4979283523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated will make payment in the amount of $1,544.52 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/XX/2017; no evidence of damages.
1819282738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment of $2053.50 and counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4105764857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3529154341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8029291155 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8161334531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to change payment date due to having an extra bill to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2024163368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm payment was received and the agent confirmed that it was. The borrower was advised will receive a billing statement and welcome package. The borrower made a promise to pay
                                           $2016.04 via mail by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area as noted on 05/XX/2018. No damage reported.
3827645097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke with an agent and wanted to know why their payment hadn't been pulled out of their account. The agent advised it was due to an invalid account number. The agent retook the payment over the phone and provided the borrower with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2038762396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about account information and servicing transfer.  The borrower was advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9246760091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 3/XX/18.  No damages were noted.
6543902401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower contacted the servicer on 10/XX/2018 to request a reset on the online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5126894536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested a year end statement and requested that his property address be corrected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1902823750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to confirm if payment iao $19,824.05 was applied to account, agent advised that it posted 8/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5628450018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called into make a payment of $1822.82 and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9412106846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they were calling in regards to flood Insurance Policy. Borrower stated has already paid for the year. Provided the borrower with the pin number and website to provide proof it has been paid. Borrower was also made aware of the increase in taxes as well as the Hazard.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5553968334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to confirm new servicer's mailing address to send the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1407149255 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2001524775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke to borrower when they called inbound to inquire about a negative escrow balance and payment was made The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8051827768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower verified their information and stated they still had not received their 1098.  They were advised of the amount of the 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7542543328 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Authorized third party daughter of deceased borrower called to make payment.  Borrower is
                    and documented         deceased and Executor/XX/24/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2162074294 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called into make a payment. The servicer advised of the attorney representation
                    and documented         code.  The borrower requested the code be removed.  Borrower is deceased and Executor/XX/13/XX/09/XX/01/2017.
                                           Damages to the roof were repaired and the claim closed.
6984110019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017. No existing damages were reported.
4688470463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2355656560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX noted on
                                           9/XX/2017. No damage reported.
8324903266 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  customer confirmed next due date and amount and confirmed the rep that the September and October would be sent in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2907735943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2161117290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7341235953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borr called  in a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9620421736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment, informed reason for default was spouse was laid off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3731742941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was advised of total amount due and grace period. Borrower scheduled payment iao
                                           $2391.73 to be drafted on 12/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5675721110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower stated the reason for default was due to family member illness, she pulled money from her 401 K and made a payment in the amount of $3316.64, she will call back in 48 hours for status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1918556557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer called in to make a payment and confirmed an escrow analysis is completed every
                                           October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4332763438 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      11/XX/2018.  The borrower spoke to the servicer and they will have their spouse make a payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 10/XX/2017 inquiring if their insurance would cover flood damages. The servicer advised the borrower to contact their insurance company. Later comments on 05/XX/2018 the borrower confirmed the property was damaged by Hurricane XXX. The borrower stated they wanted to file a claim. However, there was no evidence of a claim being filed, nor was there mention of any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
6983261962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2492607561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower makes multiple payments each month and would like the amounts held in suspense until a single payment can be processed. The borrower was provided with year-end tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9312383961 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called for status on payments previously scheduled.  Agent explained three payments were scheduled in April for April, May & June but not for July.  Agent offered to set up the payment for July and borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2158495268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1958918850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower spoke with an agent and reviewed the total amount due of $602.86. The borrower wanted to know why the payment had changed and they weren't notified. The agent explained that they knew about their PMI and that the payment had changed based on the escrow statement from $415.35 to $602.86 which was effective on 06/XX/2018. The borrower stated they never received that statement. The borrower stated they would need to look into the matter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8951412117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get general account information. Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6548633530 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to schedule payment for April installment.  Customer stated will make payment online to day; processed payment of $355.48
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8033081633 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The co-borrower confirmed their Social Security number and the call was unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5203512802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2066054019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/2019-Notes indicate the borrower called who was advised be agent the refinance information phone number was invalid.

                                           Borrower called in and welcome call was performed on account and account was also setup with agent over phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1982890994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  10/XX/2017 Borrower called in to find out about the account balance, borrower also asked about the last payment made on the account.  Borrower stated they thought they had caught up.  Borrower asked about the payment change in November of 2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9187511047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  On 5/XX/2017, the borrower called in checking on the Modification status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2613327489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The servicer informed the borrower on 02/XX/2017 that the total amount due is $1,067.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1762149212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called for general account info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4267116428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to inquire about escrow and was advised of shortage in the amount of $268.78.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9508011142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower wanted to go over payment history to see where there may be a missed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8452800419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment, completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1193904206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in regarding refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4932280748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX. No damage reported.
5179096006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower verified demographics.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4303574354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 04/XX/2017. No damages were reported.
8748262332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent regarding a refinance application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8681437266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  5/XX/2017 Spoke with borrower, borrower stated they had already put payment in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7960524612 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower was called about the co-borrower passing away.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2604168170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 the Borrower called with a question on some fees and  accepted a promise to pay$779.42 by 3/XX/2019 via the Web. On 7/XX/2016 the Borrower inquired about a modification, and the Servicer advised the Borrower of the documents needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5627500776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7531924479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7756910323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to make payment under their repayment plan for today and then one in November would bring the loan current. Associate advised borrower the repayment plan was not active due to no payment received in October. Borrower scheduled payments for 10/XX/2018, 11/XX/2018 and 12/XX/2018 bringing the loan current with these payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2010.  Case was terminated on 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3088867520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and made a payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5478504918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower contacted the servicer on 08/XX/2018 to inquire about the hazard claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9649169431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called regarding the online account stating it shows payment is still due, the servicer advised the payment was returned the borrower asked to waive the late fee the servicer denied due to previous late fees waived on the account the borrower stated they would make the payment online and requested to speak with a supervisor.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2952464690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower calling in about getting a insurance check that was sent from seterus to be endorsed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 07/XX/18 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX).
8490808635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4712647065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  An authorized third party called on 10/XX/18 to make a $892.60 payment .  The payment history was reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2534268524 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  10/XX/17 Spoke with borrower, borrower called in to updated the property address. Agent advised the borrower the address they have on file is the correct address. Borrower disagreed with the agent and stated that was the wrong address and borrower requested a supervisor to call them back and agent said supervisor could not call them back. Borrower disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2519621790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017, the borrower spoke with an agent and reviewed the account and total amount due.
                                           The borrower inquired as to why their check hadn't cleared yet. The agent informed the borrower that they hadn't received the check as of yet. The borrower wanted to know if the servicer would resubmit their payment if they wiykd oay if over the phone and how many payment returns they have had so far.The borrower did set up their payment for $1324.77 and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7549716398 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  06/XX/2018 outbound call, borrower payment posted from mortgagor
                                           The borrower called on 2/XX/19 to schedule a $347.30 payment for February.  The total amount due was $357.61.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2014.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower's credit bureau dispute was resolved.  The borrower claimed to be a victim of identity theft.  The payment history was corrected.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was initiated on 12/XX/2018 for windstorm damages caused on 11/XX/2018. A check for $5,463.35 was received on 12/XX/2018. The funds were endorsed and released on 12/XX/2018. The claim was closed on 12/XX/2018.
5015279294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The customer was reached regarding their check that did not clear due to it being a couple dollars short. Customer confirmed check was mailed for $3550.00 09/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3119763023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested copy of 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2684081278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party authorization was received via text message for borrowers' spouse until revoked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9429425590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get account information, a welcome call was also completed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7855614569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower verified their information and stated they had a curtailment of income.  They made a payment of$1,051.19 over the phone and scheduled a payment of$1,051.19 for 12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8141184210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding to inquire why payments have increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8426979851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018, the borrower spoke with an agent and stated they had reinstated the loan; however, they had gotten a letter from an attorney dated after the loan was reinstated. The agent advised that their account was not going to go for sale.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9489472752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The customer called in with escrow questions. The rep also confirmed modification requests require hazard insurance in place and counseled the customer on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1895353193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3096078880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to schedule February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6666426985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in regarding the open charges on the account.  The servicer advised the $25 fee came after the modification in December.  The borrower was advised the fees can be paid whenever is possible.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 02/XX/2015.  The borrower cashed the claim check in the amount of $5640.  The claim was closed with copies of the cashed checks due to the claim being non-monitored.
4728349734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  On 11/XX/2016, the borrower called and wanted to verify where to send the insurance check refund into. The agent assisted the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1168031888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in regarding loan modification and to see if payments would be deducted each month via ACH. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8106550721 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to discuss the late fees charged on the account, the fees as well as the total amount due was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2006.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2007 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3931066180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called on 6/XX/17 for website password assistance to make a payment online.  The representative sent the borrower a reset email and offered to take the payment.  The borrower did not have the banking information to pay with the representative and promised to pay $1926.96 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3642671577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called in to make a payment iao 2796.61 for 06/XX/2019

                                           2/XX/19 Borrower called in about the transfer of the loan.  Advised the loan would be transferred to Mr.
                                           Cooper on 3/XX/19.  Advised dthe orrower of the info about transfer and advised the taxes were paid for this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5210574590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower spoke with an agent and inquired about the amount received on 06/XX/14/2017.  No damages were reported.
3678602314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 1/XX/2019, an authorized third party verified the reason for default as illness of family member.  Additionally, the spouse got hurt at work and is on workman's comp right now so their income has been affected.  A payment was processed for 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6445355247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer informed the borrower on 03/XX/2019 that late fees are charged to the account after the 16th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA
                                           disaster area affected by Hurricane XXX.   No damage was reported.
7312760633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  12/XX/2016 Spoke with borrower, borrower called to make payment. However, borrower would like to delay the auto payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9562060674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called requested an escrow analysis. Advised borr of new payment with updated escrow figures. $1198.11

                                           On 03/XX/2019 Borrower called to inquire about payment change. Borrower was advised there was a payment change before the transfer of account. Borrower was also advised to check with taxes and Insurance to see if there was an increase. Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2113886014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower promised to make a payment later in the day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1010867391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  On 08/XX/2016, the borrower spoke with an agent and reviewed the charges on their billing statement. The agent reviewed the late fees and property inspection fees that had been asessed to the account.
                                           The agent verified that the fees were already paid with the reinstatement on 8/4 and the account was showing a -$30.00 balance. The borrower declined future payments and was working on setting up ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2063224689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called on 3/XX/17 and discussed general loan terms.  The borrower asked not to be called within the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8158724564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7605163924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquiry in regards to the account fee's showing online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8768183314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to sign up for bi-weekly payments. The borrower was advised that needed to be pre-paid for May and then draft will start that month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  No damages were reported.
1540056991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower inquiry in regards to online account access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2167883085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment of $1328.32 and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7570916820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6580459986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss payment and transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2260425946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to check on payment amount and make a payment.  They wanted a late fee removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8982567152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower spoke to the servicer about making payment arrangements and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1548086115 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and wanted to verify their information to set up bill pay on the loan. The agent also provided a verbal payoff estimate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5622451761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8182535608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3012035884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire about payment information and states was working in paying late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7490423051 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  On 12/XX/2018, the borrower called in a payment.  Borrower is deceased and Executor/XX/01/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9192146878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called on 1/XX/19 to request an escrow extension and to have the automatic payments cancelled.  The new payments of $1619.04 were unaffordable. The representative advised the borrower that an extension was not available and to submit the  automatic payments cancellation in writing or to go online to cancel it.  The borrower will work on having the taxes reduced.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3709170621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to get password reset and of ptp iao $2489.80 on 4/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4317942407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6044906714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get the loan number and made a promise to pay $1005.65 by 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9888225118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower advised received letters stating that account was past due. Agent confirmed that modification executed 6/XX/2018 and that next payment due is August.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2542556019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower verified their information and stated they would make a payment of $1,694.34 online that same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9564149644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1578960672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to check on the auto pay status and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8480409911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7545156559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  01/XX/2017 Spoke with borrower who indicated that the payment had been mailed in on
                                           12/XX/03/XX/01; 07/XX/2017 lender called borrower, borrower stated payment was sent on 07/XX/give lender a call back/XX/23/XX/29/XX/06/XX/23/XX/07/XX/13/XX/16 and 12/XX/01 and will have no income, lender stated they would apply for a forbearance plan to protect the loan, tenants moved into the property 11/XX/20/XX/23.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3130368185 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      08/XX/2018.  Notes indicate the borrower called the get a status on the loan modification application. The indication covered by  agent advised of status. The borrower also called to verify if Quick Claim Deed had come in and the total
                    insurance              amount due was. The agent advised the borrower that all needed documents have been received and advised of the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffXXXtion.  Based on the collection comments the bankruptcy was discharged 4/XX/15
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 09/XX/2017 due to Hurricane XXX.  The borrower noted the repairs were self completed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3901775169 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Notes indicate that a Third party, borrowers son, called regarding funds to be transferred from
                    and documented         suspense. Third Party is the Successor in Interest since borrower is deceased.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8869127938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 welcome call completed, borrower made a payment and scheduled a payment for 05/XX/2019
                                           $1,233.30 each.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Call received on 11/XX/2018 call received from non authorized party inquiring as to how to take ownership as their father passed away. Spouse called on 04/XX/2018 stating borrower has been ill, in and out of the hospital and associate explained to third party how to read the checks and sent ACH to enroll in auto drafts. Associate processed payments for 05/XX/2018 and 06/XX/2018. Property was cited as being located in a FEMA declared disaster area with no damage to the property and is livable.
6938581898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
2312856658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower requested escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
9027641834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and stated that they had a fee on the account for
                                           $369.05 and the agent explained it was a late fee. The borrower stated they didn't have any late fees and wanted to dispute it. The agent explained that not all of the documents had been received as of yet due to the loan just being transferred and they would send the borrower the payment history. The borrower did inquire about refinancing the loan so the borrower was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9786093485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower spoke to the servicer about their forbearance plan.  They can make payments or not until end of plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX, DR - XXX as noted on
                                           9/XX/17.  There is no damage to the property.
1835664044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment in the amount of $1380.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5683707544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was called to collect past due amount; the person who answered stated that the payment was mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3945159570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer inquired about P&I change due to loan modification with previous servicer and stated
                                           could not afford payments.  The customer requested a call back to discuss workout options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2709511474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by a hurricane.  No damage was reported.
2142131063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to setup reinstatement. Payment scheduled for 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1316145923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The servicer called and spoke with the borrower who stated has bill pay set up in amount of
                                           $1291.35 for the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8773584070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower advised had already sent in the payment to reinstate the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2275292643 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to see what needed to be done for spouse to make changes on the account and was told a power of attorney.  The call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1089937104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called for assistance in signing into website with temporary password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7684507617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Last contact with the borrower they processed speed payment. Previously discussed modification with the borrower and completed modification trial.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7666323739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in wanting to know why loan was transferred and was advised of Seterus buyout
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6140211987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called and addressed concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1127575319 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Last spoke to borrower when they called inbound to discuss the loan and asked about escrow and indication covered by  overages on the account.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 to advise of minor roof damages caused by Hurricane XXX. The borrower stated
                                           they did not file a claim, but intended to repair the damages. There was no evidence of any repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5382293868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Collection comments indicate borrower called to get 1098.  Agent advised borrower of the information on the 2017 1098.  Advised the corrected 1098 still needs to be sent as PMI need to be reported in box 5.  Agent advised of total amount due and due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4501386691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized party called in to have their online account reset. The rep also counselled them on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1180957754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for loan information to set up their bill pay and promised payment by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2008.  Loan was cited as no longer being a cramdown on 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7912351594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in to get information on the relief program.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to hurricane XXX.
8453439958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in  and made a promise to pay $820.00 by 5/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7894748281 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  On 09/XX/2018, the borrower spoke with an agent about the total amount due of $1608.48 and stated
                    and documented         that they were upset about the way they had been talked to by another agent. The agent apologized to them and the borrower requested that they not call as much as it was impacting their health. The borrower asked that they only call between 10am - 12pm. The agent advised that they would only call during those time frames and should they want to change that, they could do so. The borrower stated they would mail in a payment of
                                           $1219.87 on 09/XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7253580687 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they promise to pay 07/XX/2019 via the IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A non-monitored claim was initiated on 02/XX/2019 for hail damages caused on
                                           11/XX/2018. A check for $7,317.33 was received on 02/XX/2019. The funds were released and the claim was closed on 02/XX/2019.
3789019095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  No details provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8199852677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower was provided loan transfer info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1755743383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3943896663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party made a promise to pay by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5860429787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  On 09/XX/2016 the borrower spouse was contacted and she promised a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2702114206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to make a payment and plans to make payments every 2 months to catch up. Rep advised on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6963938378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and scheduled the payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1651092099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to advised they will be sending back modification documents today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8624145025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4106393717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to confirm the online payment made on 10/XX/2018 was processed the servicer advised the borrower could set up the payment while on the line to ensure it processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  On 9/XX/15 a bankruptcy was referenced as being discharged at some point.  No further information.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4248153983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and completed welcome call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7105193758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer called in regarding recent modification and discussed wiring info to send payment. Call unexpectedly dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
5728546990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called to check the status of their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4658701518 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called and scheduled a payment for 6/XX/19.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 09/XX/2017 the roof was damaged due to Hurricane XXX. On 10/XX/2017 the borrower advised an inspector came to the property and informed them the roof needed to be replaced. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX as noted on 09/XX/2017.
4791423859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower for general account information, scheduled payments in the amount of $ 996.46, for
                                           07/XX/2019 and 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9711575784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower stated the reason for default was due to Hurricane XXX, he had to make sure he had all of the supplies needed, food, gas, generator etc, he will make the payment via the IVR system tomorrow in the amount of $865.78.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2018 the account noted, the property was located in disaster area of
                                           Hurricane XXX, no property damage was reported.
8683660762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for 980.31 effective
                                           6/XX/2019.

                                           Borrower inquiry in regards to possible payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           08/2017); no damage reported.
1918540584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquire about escrow and request PMI removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2067036749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower requested a new escrow analysis be ran due to obtaining their own insurance.  The borrower also requested the status of a refund check due for over-payment.  Lastly, the borrower requested her mortgagee clause and confirmation of payment to insurance company
                                           03/XX/19: Borrower contact, and advised that received a letter from XXX that had to made 3 payments in march.
                                           Advised the borrower that on March 8th will open the payment stats and will follow up with her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1568571164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1490109907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower verified their information and stated their spouse had left them in 2017.  They agreed to a four month repayment program.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7306535405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5122264228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent and wanted to review general account information. The borrower set up payment for 6/26 in the amount of $770.67. The agent processed the payment and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4190357757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called on 1/XX/19 and discussed the next repayment plan payment due.  The borrower is self employed and has not been paid by clients and needs the payments to be lowered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3467009411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3903955086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see if ex spouse name had been removed from the account and was advised the account is still updating .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4653047747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower contacted the Servicer on 11/XX/2018, to inquire about online access to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4235361983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower spoke with an agent and stated they were going to pay the total amount due and decline the modification. The borrower stated they were currently on a long term repayment plan and the borrower wanted to pay the $3262.75 to close out September and October and wanted to decline the 12 month repayment plan. The agent assisted the borrower with setting up the payment and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6898529650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Customer called due to mistakenly made 2 payments and wants to stop payment for one of them. The rep advised to contact their bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8634628062 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The customer made a payment of $789.03 and was counselled on the know your options site.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 12/XX/2016 referenced a dispute was received for incorrect information being reported to the credit bureaus. A response was issued on 06/XX/2017.
                                           There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           10/XX/2018. No damages were reported.
7179032088 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  On 6/XX/2019, the borrower called in to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a request to have their equifax credit reporting updated to verify all dates and show per the Chapter 7 BK from 05/XX/2012. The review was updated to suppress all payment history and show payment history through 06/XX/21/XX/31/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3392393446 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Last contact with the borrower they were checking to see if payment came in it was mailed on indication covered by  10/XX/2017. Borrower was advised payment has not come in yet. Advised borrower of online options and how the
                    insurance              forbearance works. Borrower stated still make repairs to home but does not need forbearance. Borrower was advised to call back next week to have the forbearance removed due to disaster relief./XX/ 05212019 The borrower called for insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 stating the home was damaged due to Hurricane XXX; the details of the damages were not provided. The borrower stated on 11/XX/2017 they were still making repairs to the home. There was no evidence of a claim filed or the repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. Prior comments on 04/XX/2016 referenced the property was previously located in  FEMA disaster zone. No damage were reported from the prior incident.
7670714810 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  Borrower called in to see if we defer payments, agent advised no.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting. The servicer responded on1/XX/2018 updating the payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4079170628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to verify if their new policy was received. The rep counselled the customer on the know your options site.
                                           04/XX/2019 - talked to borrower - wants late fees waived
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6972245596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower stated they will make a payment that day.  The reason for default was stated as financial hardship as they had a pay cut.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8287865350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent regarding their escrow shortage and the agent advised that they don't have the escrow information as of yet to look over. The agent reviewed the general information of the shortage including the payoff for the shortage and options to spread it out over a period of time. The agent suggested the borrower call in again towards the end of the month when all documents have been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 11/XX/17.  No damage evident.
9533064050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  3/XX/19-The borrower spoke with an agent and set up a payment of $636.73.

                                           04/XX/19- The borrower called to make a payment of $1891.38
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2765671108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called on 4/XX/18 to cancel the automatic payments because the bank closed.  The representative advised that would have to be cancelled online or in writing.  The borrower promised to make a payment via cashier's check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8985009885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4432849213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called on to process a payment and discussed bi-weekly automated payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4321815059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call borrower inquiring about taxes being paid

                                           Borrower called about the escrow shortage and his payment. He was advised that until the escrow analysis has been ran again the correct amount is showing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5596897074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to complete a payment by phone. Borrower also requested ACH setup form to be sent to them via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5280693848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment in the amount of $600.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2010.  Case was terminated on 02/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1074140969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called to discuss HARP and if it is available with the servicer.  They were told no and to contact a bank or mortgage originator.  They were advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7636829334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a promise to pay $1874.87 on 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8878722510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called RFD is not clear borrower stated payments made every month since March
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8831687508 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called about receiving a letter stating that the account is due for 3/XX/2019. The borrower advised that 2 payments were sent in February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6287653839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to schedule 3 payments.  Payments scheduled for 4/XX/19 in amt of $1297.76,
                                           5/XX/19 in amt of $1348.03 and 6/XX/19 in amt of $1348.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4561030340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in about the loan modification documents. Agent went over the execution procedure and terms of the modification. Borrower also completed 3 payment by phone dated for 8/XX/17, 9/XX/17 and
                                           10/XX/17 in the amount $432.19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3085908942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show show called regarding insurance cancellation. Comments show insurance cancellation was related to loan transfer. There was a refund related to policy which was left in escrow account for when borrower gets new premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8404610437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called concerning letter stating that their homeowner insurance hasn't been paid. The agent advised the borrower it was paid on the 30th of May. The borrower said they made his payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5242868192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to request a tax form that she did not get.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6857806481 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact completed welcome call and updated borrower information. Borrower scheduled payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1807568316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule a payment for $1180.00, for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9630958031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower received a collection call and was advised of total amount due and stated they could not make a payment prior to the 16th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5025277056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower contacted the servicer on 09/XX/2018 to schedule a payment on 09/XX/2018 in the amount of $1,361.07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3996310414 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6585920605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019, the borrower spoke with an agent and updated their information and set up payments. The agent processed their February payment and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5390045146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 borrower called to make a payment $364.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1457169175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment of $1162.95 and updated information on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8081956649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to confirm loan transfer effective 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind and hail damage that occurred on 03/XX/2017.  Claim funds in the amount of $6458.56 were endorse and released to the borrower on 08/XX/2017.  The claim was closed on
                                           08/XX/2017 due to being non-monitored.
4292290482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2637553513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding the difference between the unpaid principal balance and what it should be the servicer advised the difference was from the corporate advances from the modification, the borrower requested a verification of mortgage (VOM).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5766621324 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Welcome call was completed and borrower scheduled payment wit the effective date of 03/XX/2019.
                    from mortgagor         Comment dated 05/XX/2018 borrower called to have online account unlocked. Associate offered to take the payment for borrower but borrower stated they would call back. Borrower called on 03/XX/2018 to schedule payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  E-Oscar received from Equifax and was coded disp 115 with no statement from borrower. Applicable fields were updated to show loan status of today 01/XX/2019 being current. Prior E-Oscar received from XXX on 10/XX/2018 with no adjustments being made. Disputes received from
                                           XXX and XXX 07/2018 responded to with no adjustments made.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1204526095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer discussed loss drafts related issues with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per comments dated 03/XX/2019, the property was damaged by wind on 02/XX/2019.
                                           Insurance claim check was received in the amount of $9558.12.  Claim is non-monitored.  Per comments dated
                                           07/XX/2010, loan modification was completed.
7718124443 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the authorized third party called in and made a payment. The agent assisted the borrower and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7400166074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower made a payment and discussed account status.  The borrower was advised fees were for corporate advances from 2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4844767703 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Unauthorized third party called about a fee. Stated they have POA. Advised to submit.  Borrower
                    and documented         is deceased and Executor/XX/19/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
2457552236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5824194652 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    06/XX/2019.  Borrower called to schedule a payment for 6/XX/19.  They also requested the double payment be
                    unclear who holds      reversed.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 03/XX/2018.  Claim funds in the amount of $11313.75 were received on 02/XX/2019 and funds were released on 04/XX/2019.  The claim is classified as enhanced endorse and release and pending the final inspection.  A 45 day follow up letter was sent on 05/XX/2019.  The damage repair amount is estimated at $11,313.75.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5906001974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and inquired about the PMI removal process. Once the agent explained the process, the borrower stated they would call back agin on 04/XX/2019 to verify.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6892822833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and confirmed they had no late fee due.  The borrower requested an investigation into how a wrong phone number was previously associated with their name.  They were advised to send a copy of their divorce decree/marriage license reflecting a new name.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3845414841 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  09/XX/2017 Last spoke to borrower when they call inbound to discuss the loan and advised they were no longer in litigation due to FC as the action was closed and the loan brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6267267508 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2116527474 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower spoke to the servicer about account and the borrower was denied for modification on
                                           2/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7800217405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower spoke with servicer regarding why he was receiving denials for a loan modification and the servicer advised the denial was because of the loan being current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3744916284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inquire about a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6814728876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower opted out of mod review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1866971973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  A motion for relief was filed 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2290235301 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower stated their bank sent the check for April payment and it was never cashed, borrower
                    from mortgagor         issued a stop payment on that check and made a speed pay. Borrower advised to send in a written request to dispurte the April pmt and to correct credit reporting.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute filed regarding credit reporting for the month of
                                           April 2019. Borrower confirmed bank sent payment and it was never cashed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3114460675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer informed the borrower on 03/XX/2019 that any late fees charged by the prior servicer were carried when the account was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6648519154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to advise changing insurance policies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6623780337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2454426711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to inquire about insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3690138759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about insurance general information.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  No case number, filing date, or discharge/XX/14/XX/16/XX/19/2016 as all recovery funds totaling
                                           $8,268.73 were endorsed and released.
5363225571 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment and requested a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5329101474 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of $626.84.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5234694458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  outbound call to non authorize user, stated borrower is unavailable, loan servicer stated will attempt to reach borrower another time
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5956607646 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact, welcome call completed updated borrower information. Borrower wanted to verify that the March payment was received. Authorized a third party on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  No details of bankruptcy filing just the that the bankruptcy had been discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6152233673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called regarding the payment amount that was quoted on the phone system. The payment information was verified with the borrower and the borrower requested an ACH form to be sent out/.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5059183414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018 Spoke with borrower, borrower stated the reason for the delinquency was due to illness of a family member. Borrower state they do not know when the November payment will be made. Borrower stated
                                           they get paid every 2 weeks and their next payment date is 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3169424834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  06/XX/209  Borr called regarding recent payment stated it was not applied correctly. The amount of 439.15 should be applied to suspense.

                                           10/XX/2016: payment inquiry. 11/XX/2016: collection call. 12/XX/2016: collection call. 2/XX/2017: borrower advised of late payment. 2/XX/2017: collection call. 7/XX/2017: collection call. 9/XX/2017: collection call.
                                           borrower advised payment will be made. 6/XX/2018: collection call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4460943541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment in the amount of $1048.48 by 06/XX/19; stated reason for delinquency was excessive obligations
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8353707974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquiry in regards to mailing addresses.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8820364743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4900519634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for the tax and insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9032462717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2075942150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower was unable to talk.  The call just prior to that one was on
                                           09/XX/2018, when the borrower discussed the terms and details of the pending modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2730681725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the authorized 3rd party called to change the payment date for July and schedule
                                           August payment but phone disconnected.  Servicer attempted to call back unsuccessfully.  Prior to disconnecting, the borrower made promise to pay $678.50 scheduled for 7/XX/19
                                           03/XX/19: Borrower promise to pay $678.50 drafting on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9334251964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower had questions regarding a payment made on  the 17th of the month would it incur a late fee the servicer advised yes it would, the borrower also asked about removing the pmi the servicer advised it would automatically come off at 78% the loan is currently at 91.3%, the borrower stated they would try to make the payment on the 16th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6209329738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower spoke to the servicer about the account status and said they already mailed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3543067448 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  On 6/XX/2019, the customer called in to make sure they had their updated information about the
                    from mortgagor         change in the insurance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 08/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXX wildfires as noted on
                                           11/XX/2018. There is no evidence of damage to the property.
8902054398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized a payment in the amount of $1200.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  No damages were reported.
6642483153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018, the borrower spoke with an agent and stated they thought they were due for  July.
                                           The agent advised that they were due for August and they were a month ahead. The agent verified the payment amount of $1316.84 and that none of the contact information had changed. The agent also advised the borrower they could make payments on their website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7494310706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states authorized third party called in to change address on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is evidence of reaffirmation.  The commentary did not provide the Bankruptcy filing date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 11/XX/2017 a claim was initiated for wind damages caused on 06/XX/2017. An inspection was received on 04/XX/2018 showing all repairs were completed. The notes on 04/XX/2018 indicated
                                           all funds were released and the claim was closed.
3865047664 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 04/XX/2019 in the amount of $2,696.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5865921200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  09/XX/17 Borrower called with a question concerning there payment. Borrower wanted to move there monthly withdrawal date from the 1st to the 5th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5793690228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019 the Borrower stated they did not know who had the account. Borrower accepted a promise to pay $681.44. Borrower said the property was renter-occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4936587640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called in to discuss the status of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8976896962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  She called to get info on bi-weekly payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7680221100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the servicer contacted the borrower to complete the welcome call. The borrower inquired about getting general information on the account. The agent updated the borrowers address and contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7721106914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make sure the bankruptcy was removed from account. Servicer advised the bankruptcy code was removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8219016726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The co-borrower called in their trial payment; the agent advised of the next steps to permanent modification. Borrower just began new employment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7056291042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in for general account information. Demographics verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3520771038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017, the borrower spoke with an agent and stated they have limited access to the website and they did have access before now that they have had a password reset. The borrower is stating they don't have the same access as before. The agent sent an email to the support desk for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 10/XX/2017. There were no damages reported.
9459976386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called on 10/XX/17 to advise that the mortgage payment could not be  made that month.  The borrower started a new job and funds were not available.  The borrower would try to send a payment by 10/XX/17 but could not promise it.  The borrower was advised of late charges, Speedpay charges, and the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9327599672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower call in with insurance questions and scheduled a payment for 5/XX/19.  Agent discussed a reinstatement/repayment plan with him.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2830828812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to ask if they need to be on a payment plan to pay the late fees. The rep advised no a plan was not necessary. The late fees will automatically be taken out of the payment. Borrower made a promise to pay $1,898.55 by 03/XX/2019 via the web. The rep also counseled the customer on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5682099474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to add authorization for his wife to be added to the account with full access for the life of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1023335330 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2017.  On 11/XX/2017, the borrower spoke with an agent and verified their address and wanted to know if
                    from mortgagor         they had received the dispute/XX/16/XX/18/2017 with the fees disclosed, was returned due to the borrower not updating their address with the servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5199810043 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 09/XX/2017 the property was damaged due to Hurricane XXX. The borrower stated on
                                           02/XX/2018 most of the repairs to the roof were completed, and the windows remained damaged. There was no evidence of a claim being filed. There was no reference to an inspection confirming the status of the repairs.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is in a disaster area due to
                                           Hurricane XXX.
4280182013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised in the escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1375520933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The proof of claim was filed 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7858848518 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in regarding a refund that was sent out and confirmed payment was mailed in for $677.96.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9974281301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Authorized 3rd party (spouse) called to ask why she keeps getting call.  Servicer advised borrower is due for Dec; is not paying contractual amount of $1025.99.  RFD is excessive obligations, medical bills, 2 deaths in the family.  Servicer reminded borrower of final modification docs mailed to her and that they need to be returned ASAP; advised of credit reporting, late fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8797587344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Per commentary dated for 03/XX/2019, borrower called in to inquire about payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property Loss claim for fire damage has been repaired 100% per inspection results on
                                           05/XX/2017.
3593222505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to schedule payment iao $1079.26 to be processed on 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3864682449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower discussed the account with the servicer and was advised the loan is current.  The borrower may pay January late in February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Filing date, discharge date, and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7982719815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower advised loan is being transferred to another servicer. Customer stated she would make payment with the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3899371285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to inquire about making principal payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5102524105 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  Authorized third party called in to inquire about modification assumption status and was advised
                    and documented         all documents had been received.  Borrower is deceased and Executor/XX/23/XX/19/XX/02/XX/reinstatement. This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XXX) declared on November 12,
                    [1] Verbal Dispute -   2018. No property damage reported.
                    Servicer responded and
                    appears issue is
                    closed
8757408778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1913028756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of $1,003.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9500247950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to make a payment in the amount of $1,735.57 via speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7661040601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome completed and borrower enrolled in paperless billing. The borrower inquired about a name change following a divorce and divorce decree was requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9376079928 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9879349042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted servicer to make a future payment arrangement for 05/XX/2019 of $1184.19 via wire transfer. The servicer processed payment arrangement and provided borrower with confirmation number.
                                           The servicer also offer paperless billing; borrower accepted and emailed the ACH setup form to borrower's address. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9956909902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $731.08 by 4/XX/19, wants to verify payment amount, gets paid 2nd
                                           Wed of month, will send payment via billpay/email
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9021677881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to authorize a third party and request a password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.
                                           ADDITIONAL INFORMATION: NA
7520655516 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    03/XX/2019.  Borrower called in regards to loan transfer, unpaid principal balance and ptp $1292.89  by
                    requested within the   4/XX/19 via IVR
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3176673739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1720044196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called on 11/XX/18 to understand why the payment increased.  The representative advised that an escrow analysis was completed and resulted in an increase.  The borrower believed the taxes went down and wanted to speak with the correct department.  The borrower promised to pay $2838.55 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7428155336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4515673745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Last contact with the borrower they wanted to change their Insurance carrier. Advised the caller to send a copy of the declaration page. Borrower was advised the account is on active forbearance and they wanted to keep it. Borrower was advised the forbearance period will end in October and may need to look into modifying the account or bringing current in September. Borrower was advised of grace period and due dates.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3701427631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower verified their information and stated they would make a payment online on
                                           08/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4172226414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower spoke with an agent and stated that they are a truck driver and the borrower forgets to make their payment. The borrower made the payment in the total amount due and advised that there was no hardship. The borrower stated they just didn't have the time to call in. The agent processed the payment of $1296.78 and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2247410982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower had made a late payment by 1 day due to a family emergency and was requesting that it not be reported to the credit bureau. A few days later the negative credit was removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7633068195 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/XX/09/XX/09/2017.
                    indication covered by
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
1626608190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted states will be making payment on the 28th
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7119297040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 Borrower wanted to know the date that Private Mortgage Insurance will cancel on the loan, lender advised that a specific date could not be given;
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5379726499 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The customer called in about getting a payment returned due to the made a double payment by accident.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1738534691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Agent provided borrower with total amount due on account. Borrower declined to setup payment over the phone with agent but said will make payment electronically today on 10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2878620172 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 10/XX/2018, the borrower spoke with an agent and reviewed the total amount due and processed the October payment in the amount of $991.21 and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6911878796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding an increase in their payment and was provided with a monthly statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9524036422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 12/XX/2018, the borrower called in to inquire on double statement.

                                           The borrower called on 6/XX/19 to set up ACH, promised to pay $1040.96 by 6/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9519311759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 09/XX/2017.  Claim funds in the amount of $4902.93 were endorse and released to the borrower on 11/XX/2017 and the claim was closed on
                                           11/XX/2017.
4358787686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3294816050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Talk to borrower states borrower 2 will make payment for $1,163.19 by 5/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7589562766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower asked if there was a way to change payment and interest. Agent advised only way is through a refinance. Borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3613453824 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3411932310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called stated made an online payment and however did not get a confirmation if the payment went through. The representative confirmed with the borrower the payment did not process online today and would be more than happy to schedule the payment. The borrower made a payment. The representative advised of payment change effective for 2/2019 and also advised the borrower the confirmation will be emailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1864065143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6823830311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding refinance application inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3446121941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower had a tax disbursement inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5473016378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to check status of account.  Agent advised it is due for the current month payment. Borrower could not promise a payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1415192346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 3/XX/19 to get a payoff quote.  The Welcome Call was completed.

                                           The borrower called on 6/XX/19 to make a payment of $1124.17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 9/XX/17 and 4/XX/18.  All property damages were repaired.
6483534249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 3/XX/19 to obtain the payment due.  The borrower scheduled the $575.61 payment due and was advised of the $575.61 late fees balance.  The Welcome Call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2012.  A motion for relief was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1436876213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Notes indicate that borrower called to inquire on why the payment keeps increasing. The agent offered to have an escrow analysis completed to verify why the increase in payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3484705854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower and authorized a payment in the amount of $1631.50.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3328612595 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  The borrower called in regarding a late fee and a request was entered to have it removed.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] Damaged Interior - BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Damage remains         LITIGATION: There is no evidence of litigation on the file.
                    unresolved and no      TITLE ISSUES: There is no evidence of title issues.
                    indication covered by  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  The borrower
                    insurance              stated on 04/XX/2017 and 08/XX/2017 has several repairs to do on the home.  The borrower noted on 02/XX/2019 has a problem with the septic system and the cost to repair is $7000.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $7,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3693081659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and verified their information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4970370370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see if the BK had been discharged due to the prior rep telling them it was still active. The agent confirmed it was showing discharged. The agent advised that the payments can be set up on ACH and how to set it up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4900931023 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    06/XX/2019.  On 06/XX/2019 the borrower requested a payoff quote. On 06/XX/2019 the borrower called to discuss
                    requested within the   the paperless option.
                    last 60 days           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open
                    [2] Verbal Dispute -   with active efforts to resolve.  On 06/XX/2019 the borrower filed a credit dispute stating they were not
                    Servicer responded and advised the loan was past due. The borrower submitted the requested documents, and the notes on 06/XX/2019 issue open with active indicated the issue was being researched.
                    efforts to resolve     REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5110286985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in wanting to confirm the payment scheduled for 04/XX/2019 in the amount of
                                           $1297.43 was taken out. The servicer confirmed the payment posted on their end and may take a couple of days to post on the bank side.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2884186100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make  payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2556408199 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and was transferred to Direct Sales.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9430013542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to gain access to account online so they could make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2012613798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower authorized a payment in the amount of $3286.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7936414658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019,the borrower called with payment questions and also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1697906086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower informed the servicer on 10/XX/2017 that the payment will be made by 10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8299428876 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  On 4/XX/2019, the borrower called to discuss the insurance change.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The servicer researched the issue and a resolution was presented to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4786709950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 borrower called, welcome cal completed, escrow inquiry, payment not lowered, why?, wants to lower his payment, transferred call to escrow dept, call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1490138223 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/2019 borrower called to make a payment and schedule a payment for 07/XX/2019 $1,199.40 each
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8944180246 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3727064812 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    05/XX/2019.  Spoke with borrower, advised borrower payment was processed and should be for the April's balance
                    unclear who holds      not the March
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 04/XX/2018 to initiate a claim for damages caused by Hurricane XXX on 09/XX/2017. The claim was listed as monitored. There was no evidence of the borrower sending in the claim check or any required documentation. There was no reference to any completed repairs.  The damage repair amount is estimated at $10,001.00.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
6337885054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make sure the March payment posted and borrower was advised it had.
                                           Borrower also requested 1098's from 2016 and 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2029180627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in requesting a copy of the year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1632962666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower advised that the hardship was caused by car repairs and declined to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9457997331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower was advised of total amount due and stated they were not able to work due to storms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8340524822 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called to make a payment of $1577.72.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the payment set up for 7/XX/2017, stated did not schedule this payment and it will overdraft there account.  Advised would have supervisor pull recorded call to research.  No additional commentary found to determine if borrower was contacted again with results
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4976186355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4571689564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in regarding issue with auto-payments and said was sending documents via FEDEX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1783941699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The authorized thirda party verified their information and disucssed their new insurance carrier's informaiton.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5161532838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to request refund for duplicate payment. Borrower was advised to send information on bank letterhead for review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6572388706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called on 8/XX/17 to verify the payment amount.  The borrower believed that the payment should have reduced but the representative explained that it was increased because of an escrow increase.  The representative offered to set up the next few payments but the borrower declined.  The borrower preferred to pay online since online access is available now that the authorized third party's access has been revoked.  The borrower inquired about lowering the payment.  The representative discussed a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4481523635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to set up 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5769135862 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer wanted to know the status of account  and schedule a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7956958694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in about escrow payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2748899192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower was advised of total amount due and foreclosure status and stated they will do a wire transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
5105010761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Agent confirmed with borrower that the 03/XX/2019 payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8933473032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to verify if autopay was set up already.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6567293102 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see how to make payments for free. Also promised a payment of $1091. via the website by 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2174065138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in  and was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6828881298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower had made a duplicate payment and was asking for it to be refunded. A request was generated and the payment was refunded the next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3419506435 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    04/XX/2019.  Borrower called in who indicated had a hazard loss and filed claim 12/XX/13/XX/01/XX/08/XX/14/17.
                    unclear who holds
                    funds or covered by
                    bid

                    [2] Payoff has been
                    requested within the
                    last 60 days

                    [1] Verbal Dispute -
                    Servicer responded and
                    appears issue is
                    closed
5745627264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/18 Borrower called in stating they received a letter stating they can possible have the PMI removed. The Agent advised the borrower they will send a PMI package in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6423715554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower claims will mail payment and inquired about due date change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5653962296 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018, the borrower called to schedule a payment over the phone. The borrower was unable to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4045861292 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower scheduled a payment for $1,167.01 for the repayment plan.  Borrower is deceased and
                    and documented         Executor/XX/12/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7914259718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6053903693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/18 Spoke with borrower, borrower called stating they made a mistake when sending in their payment. They sent in 20$ short of the normal payment . Agent advised that payment was closed out and borrower could send the $20 with the next months payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  09/XX/15 There is no details of the bankruptcy case number, filing date, discharged date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2935277579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer called in to pay $234.08. Rep waived $58.52 and offered self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5594814724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019, Welcome call to borrower completed. Agent provided status of account and web-site registration lead accepted. Borrower advised made a payment through XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017, Property is located in a FEMA disaster area. Borrower impacted by
                                           Hurricane XXX.
                                           02/XX/2019 - Borrower requested the full amount of Loss Draft check of $36,009.23. Draw was approved due to inspection results of 90% or higher of work completed.
2808226592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called about the upcoming service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5366993325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/19: the customer called and requested their year end statement
                                           On 03/XX/2019, the borrower spoke with an agent regarding autopay assistance. The borrower stated their account had been transferred and that they had set up a double payment. The agent assisted the borrower and cancelled the second payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7503572078 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  05/XX/2019.  The borrower has insisted on a bi-weekly payment arrangement and is not satisfied with the way
                    Servicer responded     the payments are posting. The latest payment was reversed and reapplied according to the borrower's wishes.
                    within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the further communication  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    from mortgagor         days and no further communication from mortgagor.  E-Oscar Credit Report
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9862806514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3334638611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the servicer placed a follow up call to the borrower in regard to their paperless enrollment.  The borrower stated they will do paperless when available
                                           12/XX/18: The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7563061352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment in the amount of $1502.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7012126289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer completed new customer welcome call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8749295572 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal loss mitigation dispute was placed and resolved on 09/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8365189594 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower verified their information and stated they were at work and could not take On
                                           05/XX/2019 called in to make a payment. Amount not disclosed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2477526669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay in the amount of $993.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was converted from a chapter 13 to a chapter 7 on 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3565214550 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4242255979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called regarding insurance policy. Servicer advised premium is paid and account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5545321461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 02/XX/2019, the borrower spoke with an agent and wanted to clarify information on a letter that had been received. The agent advised the borrower that the letter was stating they had forced placed insurance on their loan due to not providing current insurance information. The borrower was advised that should they get their own insurance, they would need to send in proof./XX/ 05202019 the borrower called in about proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8459485211 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6676785074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called about the June funds. The borrower was advised the next due date is for
                                           October and the June funds were applied to principal reduction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5363906086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9739701413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called about extra charges on the monthly statement and was advised they were corporate fees.  They also asked about the modification and was told it was completed last year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5580937524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called on 04/XX/2019 responding to a letter that was received. The servicer advised that the letter stated that if help was need just give us a call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8132418796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Customer 1 stated that prior to reinstating, the loan had been approved by third party and had been defrauded. Customer 1 stated was coerced into signing quit claim deed. Customer 1 confirmed was signing statement from attorney regarding matter. Confirmed fax number. Confirmed pending arrangement in Speedpay:
                                           Customer 1 confirmed financial information was correct (income/XX/staying in Arizona; added rent/XX/19/XX/defrauding. Referred to previous agent notes from 08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7234811780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Customer wanted to be removed from the forbearance plan. Servicer advised removal would be automatic and it was nothing he had to do.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2772310177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower stated home not affected by hurricane and made payment in the amount of $837.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
6654691727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6540385810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Unauthorized spouse called in. Rep was not able to give them any account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4870508212 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  The borrower advised they received an insurance claim check
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 06/XX/2019 the borrower reported a new claim for hail damages caused on 09/XX/2017. The borrower advised they have a check for $25,437.22. The servicer advised the borrower about the endorse and release process and a 90% or better inspection would be needed to close the claim. There was no mention of the borrower sending in the check for endorsement or completing any repairs.  The damage repair amount is estimated at $25,437.22.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4650295539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called regarding fees on account. Agent explained inspection fee and that she can request for late fee to be waived
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1367965416 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Damaged Exterior - 06/XX/2019.  The borrower called for general account information.
                    Active insurance claim EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    but unclear who holds  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    funds or covered by    reason for default with the information provided.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported rain damage on 03/XX/2019 and stated has a claim check made out to the prior servicer and was advised to have it reissued with the new servicer. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. 05/XX/2019 Borrower called to report a new claim for wind damage date of loss 01/XX/2019.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2326199513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 06/XX/2019 to provide a payment the payment was scheduled to post on
                                           6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 09/XX/2017 to initiate a claim for fire damages caused on
                                           08/XX/2017. A check for $2,029.57 was received on 09/XX/2017 which was endorsed/XX/11/XX/12/2017.
5021284268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1340046006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  3rd party called to discuss status of modifcation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9786620384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to cancel check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  Bankruptcy filed closed due to discharge.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3725527318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower stated they submitted payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4024299812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called about an insurance related letter they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5404564704 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in wondering why there was a missed call from servicer.  Servicer stated it as a call trying to see when payment was being made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6115458570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment in the amount of $2158.48 scheduled for 06/XX/19. Borrower stated was not aware of transfer and opted from discussing options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7590535595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to get assistance with registering online to get back in. Borrower had daughter on speaker to assist the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6678706896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018, the borrower stated there was no home damage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9267097716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018, the borrower spoke with an agent and stated that the borrower was still liable for their debts even thought their family member handles it. The call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5735938051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make payment in the amount of $1,363.61 date for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8406083910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment and the servicer completed a welcome call.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2183931219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized 3rd party called to confirm that account was in an active repayment plan.  Servicer confirmed.  A3P plans to submit payment in the amount of $1043.71 around 04/XX/19, but wants to secure funds first.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8992737134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called wanting online access and advised that she is no longer represented by attorney.
                                           Agent submitted request and that after code is removed, online access would be restored. Agent provided turnaround time of 1-2 business days
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8421147989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to get assistance. Agent advised borrower that loan is current and to look into refinance to bring interest rate down.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2094966441 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Customer called stating that two payments were processed from the account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was received on 03/XX/2019 stating that two payments were drafted from the account.  Due to the servicer transfer the ACH was delayed in drafting the payment.  The borrower called in to make the payment and it was completed the same day the ACH drafted the payment causing an overdraft to the borrower's account.  A response was sent to the borrower on 03/XX/2019.On 04/XX/2019 the borrower called in to make a payment and requested 1098 document.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9017625529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  (3/XX/19)The borrower spoke with an agent and advised they would be making a payment through Bill
                                           Pay. The agent was able to complete their welcome call.

                                           On 4/XX/19 the borrower called regarding the process review for the COL water on DOL of 2/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4887831341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7608601071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized party called to confirm the payment was received, the servicer confirmed it was made online in the amount of $1271.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4019580095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment in the amount of $1630.32 by 05/XX/2019 via Web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4630013671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called, authorized adult child, informed of insurance update and verified information for policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6840124809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/18  Spoke with borrower, borrower called to inquiry why payment went up.  The agent advised the borrower it was due to a step rate change due to the modification to the loan back in 2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2760048176 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6867483646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called on 7/XX/18 to verify the payment due and to delete the extra payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2962559727 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called in and stated they overnighted their reinstatement payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9902202681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower contact, verified occupancy. Borrower had a payment inquiry wanted to known how much was owed and if had to be paid right away. Will send in next payment advised of seterus.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2576731839 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower stated they made a payment on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8257447384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested assistance with tax information. Borrower also scheduled payments for
                                           05/XX/2019 and 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1294878194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party, spouse, called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5536875327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1828149569 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower called to see if can make two payments per month. The representative advised if
                    from mortgagor         total amount due by end of grace there will be a late charge.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute was received on 12/XX/2016.  The account was updated and a new pay history provided.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 10/XX/2017.   No damage was reported.
9125655925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3659662895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower received a collection call and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5205214701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted servicer to make a payment of $2184.47 on account for 06/XX/2019. The servicer processed the payment and provided confirmation number for borrower; the borrower declined paperless billing at this time. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6877551368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5910642186 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a promise to pay in the amount of $1407.72. The borrower wanted to go over the escrow account.  The call was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2495863553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made payment of $700.00; and scheduled a payment for $1,089.95 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Noted on 05/XX/2019  inbound bankruptcy call, however no case information or details provided or located in commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4870447838 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  4/XX/16 Borrower claims discharged from debt with bankruptcy and removed from deed with divorce. Request to be remove as borrower. Agent researched unclear as to the history of it or origination updated applicable fields to show loan status as of today 4/27 180 days past due
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8668600163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in speed pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4386024514 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  The borrower called on 06/XX/2019 for a status update regarding the insurance claim.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On 05/XX/2019 to borrower called to report a claim for fire damages caused on 03/XX/2019. The claim was classified as expressed monitored on 05/XX/2019. A check was received on 05/XX/2019 for $23,411.34. There was no reference to any funds being released or repairs being completed.  The damage repair amount is estimated at $23,411.34.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6466417431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower was contacted and stated trying to get funds to bring account current and not interested in workout options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5947818150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule payment of 982.93 for 6/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1789898287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in advised her modification is not being approved customer stated she wants a lower interest rate advised she has a incredible 3.125 rate went over the loan was two years into a modification with $82,000 on the back end making payoff roughly $377,000 borrower stated she believes home is worth $430,000.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5770516789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called regarding the service transfer. The agent advised the borrower that with the service transfer, everything regarding the loan stayed exactly the same. They are the servicer not the owner who is the investor. The agent resent the goodbye and welcome letters.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4426068747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about payment receipt, next due and if principal payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  Chapter 13 filed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2483785645 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Prior notes about non recorded line. The borrower is authorizing one time third party who stated
                                           payment not being applied to the loan. The representative advised if not a full payment then won't apply to the oldest month. The third party wanted to know the monthly payment amount. The representative advised
                                           $2164.75. The third party stated would make full payment and representative advised $355.17. The borrower wanted to know the past due amount and the representative advised 8 payments past due and total amount of
                                           $17,318.00. The borrower wanted to know the best way to make the payments and the representative advised it is up to the borrower and could make the payments via mail, online, or phone. On 04/XX/2019 the borrower called in about status of account.; was advised the amount of 1898.11 was a credit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4889852440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer informed the borrower on 02/XX/2019 that the payments are up to date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5609220353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019, the borrower called to request a reversal and promised to make a payment the next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1058538492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in for loan transfer information and made a payment of $1041.77.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1566059445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The third party called in to review the account info and how to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7619666834 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower's sibling called in and advised the borrower is deceased.  States they were making the
                    but not documented     payments and wants to take the borrower's name off the loan as borrower left them the home.  Agent advised he was not authorized and asked for death certificate which was received on 6/XX/19.  Borrower is deceased and
                                           Executor/XX/17/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8766318523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called regarding fees on the account and to discuss a prior campaign offer. Agent explained the terms of the prior offer. Borrower promised to pay $1700 on or before the end of the grace period via online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 6/XX/18.
2859602005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8190467357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment iao $2786.63 for 06/XX/2019.

                                           The servicer informed the borrower on 02/XX/2018 that the next payment is due on 03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7854324281 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Borrower called in response to letter he received stating the contractor has gone back to work on indication of related  the repairs.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on 08/XX/2017 to initiate a claim stating the property was a total loss due to a fire on 07/XX/2017.
                                           The claim was classified as monitored. A check for $62,228.63 was received on 09/XX/2017. An initital draw of
                                           $11,487.57 was released on 10/XX/2017. An additional $38,500 was released on 03/XX/2018. An inspection was received on 12/XX/2018 showing 70% of repairs were completed. The inspection indicated only interior repairs were remaining. There was no mention of any further repairs being completed.  The damage repair amount is estimated at $62,228.63.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
3438190632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Authorized party made a payment of $1430.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9177800556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Talked to third party payment increased he read the escrow statement on why the payment increased advised borrower what is included in the new escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4544095434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3458818438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4445444553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower was contacted and stated had mailed payment on October 30.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3589842514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8525919060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent and stated they wanted to go back to paper billing. The agent advised they would get the request submitted. The agent also advised that they can make payments through the website for free.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1282334006 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in to make their June payment and disputed their payment amount.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Escrow.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written dispute regarding escrow analysis received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7751147772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in and stated that they had already made their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9844454452 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Request Received From  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3855389367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment and inquire on loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3502177120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding duplicate insurance collected during the transfer of servicing.
                                           Current servicer confirmed nothing will be sent by them and advised the borrower to contact the insurance company directly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3726468291 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Verified that the loan was in foreclosure status without a sale date. Verified that they worked on a trial. Number 3 stated that was returning our phone call. Sated that they received the closing documents.
                                           Verified that we were calling to set up the first 3 payments. Verified the amount on the documents and offered to set up Speedpays. Customer wanted to also set up a payment for September. Customer gave permission to use historical information on file. Number 3 stated an authorized signer on the amount. Verified confirmation steps. Directed Seterus.com for ACH verified borrower sent closing documents today, Tuesday, August 29.
                                           Verified collection calls and notices will continue. PROCESSED SPAY1: $1048.86  9/XX/2017 CONF#: XXXXX FEE: $0
                                           NO FEE STATE * *PROCESSED SPAY2: $1042.36  10/XX/2017 CONF#: XXXXX FEE: $0  NO FEE STATE * *PROCESSED SPAY3:
                                           $1042.36  11/XX/2017 CONF#: XXXXX FEE: $0  NO FEE  STATE
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  There is a prior mortgage dated 05/XX/2004 and recorded on 06/XX/2004 in the amount of $126,000 per notes dated 06/XX/2016. However, prior to a resolution, the review was closed as of 11/XX/2017 due to the foreclosure case was closed because of a modification.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2115378166 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  Borrower called in to go over payment history.  Borrower is deceased and Executor/Heir exists to
                    - Executor/Heir exists dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6327531438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to find out why their payment is going up and to see if they can get it back to where it was. The agent reviewed the account and determined there had been an escrow shortage on the account. The agent confirmed the payment was scheduled for 7/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6067372696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in a speed pay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8357419485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome complete.  The borrower made a promise to pay in the amount of $1845.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  A motion for relief was filed 02/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5622542137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2369679526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 2/XX/19 and scheduled a $1037.47 payment.  A repayment plan was discussed.
                                           The borrower stated the reason for delinquency has resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1411715106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower advised last payment was returned by their bank. Borrower advised would like to make that payment now and agent took payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8666357065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called because he was not able to make the payment online with his debit card and now the payment is late the servicer advised they are no longer accepting debit cards, and the payment is due on the 1st of the month the grace period and can only be paid with checking or savings account, the borrower said he would call back with that information to make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9857876582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Customer called in to inquire about payment, servicer advised last payment was processed on
                                           12/XX/18; the next 3 payments are scheduled for 1/XX/19, 2/XX/19 & 3/XX/19 in the amount of $540.97.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2900037144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated he was aware he was a payment behind and would not agree to make a payment on the over phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Borrower attorney Brian D Turner
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2092835851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower and they called to get more information about the transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9468491391 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  On 06/XX/2018, The borrower called in to promise a payment to be sent by mail.  Borrower is
                    and documented         deceased and Executor/XX/16/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8696175779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated that the payment was made on the 21st but doesn't have the funds.  The servicer advised there is no way to stop the payment and it will be processed as a second draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9684600918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and inquired on the processing fee. The borrower requested a the fee they were charged back in April be waived. A request was submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3860237350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6750045652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in because he is concerned about the large corporate advance fee. He was advised that his regular payment will be needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7231583650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018 Borrower called in to completed 2 pay by phones dated for 11/XX/18 and 12/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8786972711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4157190871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower contact, verified borrower advised of grace and due date. Borrower requested tax document for 2014. Resent the 1098 for 2014 to borrower. Loan is current borrower declined to set up next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3948647600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower was called and stated would make the payment on line by 09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9993096575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  (5/XX/18)Borrower inquiry to have the reinstatement amount provided. Borrower stated the reinstatement amount will be paid on 06/XX/2018.

                                           On 4/XX/19 the borrower's spouse called to make a payment of $3982.60
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8176781500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018, the borrower called to ask if ACH payments could be moved to a later day in the month temporarily.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4375959976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3242898607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a payment scheduled for 2/22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6326668956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower had general insurance policy questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5651317928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8396911364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6039932682 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was noted on 4/XX/2019. Dispute was resolved as noted on 05/XX/2019 unable to remove spouse from loan per divorce decree spouse is still liable
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8389456581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3352197114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower completed "Welcome Call" and requested for 1098 for to be emailed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2281321715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5567460173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $3060.46 effective
                                           6/XX/2019. The agent advised of the payment confirmation number.

                                           The borrower informed the servicer on 10/XX/2018 that the payment shortage has been mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8046843922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower scheduled a payment for 5/XX/19 iao $783.77
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2682636660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, an authorized third party called to inquire about the possibility of the borrower putting the loan into a trust.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2589172282 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5988128952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The servicer informed the borrower on 04/XX/2017 of the grace period for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7335477092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The servicer discussed the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in an are impacted by a FEMA disaster (Hurricane XXX 09/2017);
                                           no damage reported.
3883615718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6692071365 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  The borrower made a promise to pay.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments reflect that an insurance claim was filed for water damages caused on 02/XX/2018. The claim was classified as enhanced endorse and release. A total of $20,000 was received and released to the borrower. The comments indicated the final inspection was still needed. The request was received on 04/XX/2019 to order the inspection. The inspection was cancelled on 05/XX/2019 due to the borrower was unresponsive.  The damage repair amount is estimated at $20,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9790027355 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and reviewed the account statement. The borrower
                    from mortgagor         made a promise to pay that day on the website. The agent sent the borrower the estatement and ACH auto pay link to register. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower had filed a dispute to have their credit reporting updated. The servicer reviewed the request and updated the applicable fields to show the loan status as of that day to show current through 05/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4110291665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in regarding the status of the claim submitted with previous servicer. Borrower was advised to contact the forced place insurance company directly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5877197707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Spoke to borrower who states there was confusion over who made the mortgage payment- will bring current on the 13th
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4917849237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to see how to make escrow deposit. Agent advised, can pay over the phone or online for free.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5981814039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding a late fee on the account. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9785208051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9971219673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borr called to make payment and also give RFD
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4263222526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in a promise to pay in the amount of $746.55 dated 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6757575937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8711767586 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact, welcome call completed updated borrower information and provided website and online, repaid registration link. Borrower inquiry on loan information, was on ACH with prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3922640659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to discuss loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5907386815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 borrower called to discuss 1098 with tax specialist, KYOCC provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8075112291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 Spoke with borrower and completed welcome call. Borrower called to get tax, homeowners insurance information . Borrower will be changing their homeowners insurance carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7444332070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower emailed in regarding payment and balance adjustment. Borrower also requested to know why payment increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5173793167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6797248665 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called in regarding payment increase and wanted information on escrow anaysis. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment amount and requested escrow analysis.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1698066897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Notes indicate the borrower called in response in receiving a letter and is on a trial loan modification plan. The borrower advised was told that paperwork would be sent after the trial was completed.
                                           The agent advised for borrower to make a fourth trial payment if nothing is received by July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4103202979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower spoke with an agent and stated that their payment fell on the same day as their paycheck was depsited and they account was short funds. The borrower stated that they hadn't been monitoring their account the borrower stated that it won't affect next month. The agent processed the borrowers payment for $788.52 and provided the confXXXtion number. The agent also submitted a request to waive the late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were no damages reported.
6599407998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the servicer contacted the borrower and spoke with a third party who advised the refinance application didn't through with servicer and is trying with another company and discontinued the loan modification application. The third party advised will contact if want to apply for a modification again.

                                           Borrower logged onto website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9961632608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower advised was in a car accident in September and fired from her job. Provide new employer information .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9678481736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule 3 payments for 6/XX/16 and 8/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1642130166 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    12/XX/2018.  The borrower verified their information and made a payment of $1,817.05.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed prior to the review period. Due to the age of the claim, ongoing attempts were made to obtain the adjuster's report and the claim check.  The adjusters report was received on 08/XX/2017 with the
                                           claim estimated at $11398.77.  A release of the disputed claim was noted.   The borrower noted the claim was
                                           denied by the previous insurance company.  The borrower reported property damage on 09/XX/2017 due to
                                           Hurricane XXX.  The borrower reported an ongoing leak that was made worse by the hurricane. The repairs were noted as ongoing on 09/XX/2017. Cash claim checks were noted on 02/XX/2018 in the amount of $13008.50 and 100%
                                           inspection is needed to close the claim.  Documents are still needed and attempts to contact the borrower were made with no response. The claim was classified as enhanced endorse and release on 03/XX/2019.  The damage repair amount is estimated at $13,008.50.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  Damages due to leaking and water were reported.
4985762240 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which a third party had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4965330565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in regarding issue with the website. Borrower's password was reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA
                                           disaster area affected by Hurricane XXX.   No damage was reported.
1005167671 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $933.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7871674506 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower reinstated the loan. They did not realize they were behind by a month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3155068832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to customer borrower wanted to adjust payment amount from $1,796 to $2.720 advised it is done and will post today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4601312271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8722337532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
6429878091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4408057500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer contacted borrower to perform a Welcome call; servicer reviewed the process of auto payments and how to create an online account. The servicer also provided borrower with the mortgagee clause for their insurance company. The borrower agreed to make a payment of $2619.87 for 05/XX/2019; servicer processed payment and provided borrower with confirmation number. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4897906345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower stated reason for default as excessive obligations and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2622800550 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The servicer updated the borrowers financials to apply for a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8801927327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in stating he  still has not received the reinstatement that was mailed out to home. The servicer advised total amount and next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6354978619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to find out when next payment was due.  Agent said it was due for 10/1 and advised of grace period and consequences.  Borrower disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7174974429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Associate made contact with borrower who stated they will mkae payment through bill pay and associate provided borrower other payment options. Comment dated 03/XX/2017 borrower stated spouse was out of work for a few months and next month payment won't come within the grace period and declined a financial review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8880372232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a promise to pay by 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1850329080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to find out iif escrow deposit had been received .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4050760162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9447766486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding increased payment amount.   The servicer informed the caller that the
                                           February payment was for $1,239.32; but the March payment was for $1,175.98 because the escrow portion increased by $63.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5367464733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to request the 1098 year end statement. Rep advised it is online. Borrower said he has to reset the password. Rep gave mortgage interest and property taxes to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1843442333 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to verify amount due for next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1816497580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3703272810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment of $2,440.77 and verified demographics,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3948323909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss increase in mortgage payment.  Borrower was advised payment change effective 2/XX/2019 to 745.85.  Borrower was short 18.67 due to last payment being made at old amount of
                                           727.18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. There is no evidence of damage to the property.
1287825294 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3136237316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower inquired about servicer goodbye letter.  New servicer advised everything stays the same, borrower had no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4904029580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Notes indicate the servicer contacted the borrower and spoke with an authorized 3rd party who advised making a payment on Friday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1381207237 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment and requested bi-weekly ACH application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6199519352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and stated they had set up a payment of $1619.25 by the 30th on the website. They also completed the welcome call and discussed the $80 in fees for NSF from the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3016692140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The welcome call was completed and the borrower made a payment in the amount of $1209.36 to be drafted on 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7291414965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1605206518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and updated their email address.  The accepted paperless billing and registered on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1504673566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized her spouse Sergio on the loan for the life of the loan. Authorized 3rd party set up a payment for May and June. Ach forms were sent out via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3099703285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called in to bring the account current. The agent discussed the payment change and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2247073766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to make a payment and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1684561198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower to advised would make payment online, scheduled payment for 04/XX/2019, 04/XX/2019 and 05/XX/2019. Renter occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7598476918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make his escrow payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7779839291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  On 09/XX/2017 Borrower was called in reference to payment due. Borrower stated thought payment was made already by spouse. Borrower stated spouse will make the payment on 09/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2723833578 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The servicer confirmed receipt of the payment to the borrower.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was resolved. The notes on 04/XX/219 stated the credit reporting was suppressed 08/XX/2016 per a completed discharged Chapter 13 case #XX-XXXXX filed on 05/XX/2010 and discharged on 05/XX/2016.  The account information was updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1270838200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8885158089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called demographics verified. Expressed problem with repay plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Bankruptcy indicator noted on 3/XX/19.  There is no information on filing date or discharge/dismissal date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2585480777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called for the status of the account and wanted to make a payment towards the corporate advance fees the borrower paid $486.26 via speed pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8968420385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to schedule a payment in the amount of $780.93.  The customer stated the reason for delinquency was servicing problems
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6126624076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for general account questions and made a payment, and request the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2544927512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower requested to remove the PMI (mortgage insurance) from the account.  The appraisal process was discussed but was not ready to order an appraisal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 10/XX/18 due to Hurricane XXX.  No damages were noted.
9287236962 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          12/XX/2018.  Borrower called about the insurance checks for property that burned down and call was conferenced indication of related  with National General. Comment dated 10/XX/2018 borrower called to schedule payment and stated a check stop
                    contractor bid         had been placed and associate put in ticket to correct and assisted borower in scheduling a payment.
                    sufficient to cover    EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason
                    repairs                is Inspection results.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 06/XX/2018 the borrower was disputing the results from the inspection stating they previously
                    [1] Verbal Dispute -   receive an 80% completion inspection, and now the results are showing 68% completed. A later inspection was
                    Servicer responded and completed showing 96% of repairs completed and the insurance claim funds were released.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    closed                 reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on 05/XX/2017 to initiate a claim for fire damages caused on 02/XX/2017. The notes indicated the property wsa burned down. The claim was classified as monitored. A check was received on 05/XX/2017 in the amount of $224,000. An initial draw of $40,000 was released on 06/XX/2017 to begin repairs. An inspection was received on 01/XX/2019 showing 96% of repairs were completed. All funds were released and the claim was closed on 01/XX/2019. However, after the service transfer on 03/XX/2019 the comments indicated the claim was open. A request was received on 03/XX/2019 to schedule an inspection to determine if 100% of repairs were completed.
                                           The inspection was cancelled on 03/XX/2019. A new claim check was received on 03/XX/2019 in the amount of
                                           $106,810.76. No further information was provided.  The damage repair amount is estimated at $330,810.76.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An inspection was received on 01/XX/2019 showing 96% of repairs were completed. All funds were released and the claim was closed on 01/XX/2019.
8855812098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see why the payment didn't change when the escrows increased.  Agent ran an analysis and provided her with the new payment figure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2172763141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for $971.75 effective for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. The borrower verified no damage.
6829997765 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower thought the loan was on auto-pay and requested the automatic draft set up form.  A
                    and documented         payment was scheduled for $301.77 effective for today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4463523552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make payment arrangements due to problems with the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1042608999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment towards principle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1435502585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called in wanting to verify that he was set up for trial payment.  Servicer confirmed and advised borrower could set up additional payments, but borrower did not have banking information available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 08/XX/2017 Property is located in a FEMA disaster area due to hurricane XXX. No evidence of damages noted.
3453377651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called and stated that they would be making two payments in November.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5976111645 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called in to schedule a payment for 5/XX/19/2016.  The dispute type is Written and the
                    from mortgagor         reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written fee dispute received
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
4650622266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer discussed loan information and payment options to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1025189294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  A payment was scheduled for $482.30 effective for today.  The borrower advised that the late payment  was due to excessive obligations; but plans to catch up with everything by 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3800461451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The co-borrower verified their information and requested a payoff due to refinancing.  They were advised to put the request in writing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6644733146 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/16/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6128269969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to promise payment by month-end.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1685574521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in regarding the trial modification offer and accepted the offer.  The borrower was advised of how the modification works.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6657281043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer made a payment of $1307.88 and counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8113515954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called to report a claim for water loss on 03/XX/2019. The servicer advised borrower of procedure for claim check.  The borrower made a promise to pay $687.88 by 4/XX/19
                                           1/XX/19 - Borrower called to inquire about their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damages caused on 03/XX/2019. A the claim was classified as non-monitored. A check for $3,698.05 was endorsed and released to the borrower on 04/XX/2019. There was no further reference to a claim.
5293384363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 welcome call completed, payment scheduled for 05/XX/2019 $2,934.56, loss draft check issues $11,403.30 sent for signing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5407234633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called regarding claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6383950561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower stated reason for default as curtailment of income due to government shutdown.  The borrower was advised of 2-6 month repayment plans or unemployment forbearance if loses job.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4527481441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  On 04/XX/2017, the borrower spoke with an agent and stated that they would be mailing the payment in that day for the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1045617769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $767.57 by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17.  No damage evident.
4407952072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/18 Spoke with borrower, borrower stated will send payment in the mail tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  03/XX/19 The collection comment show evidence of a new bankruptcy filing as of 3/XX/19.  No other details in the comments giving case number, filing date, chapter type etc.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8993050288 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    05/XX/2019.  The borrower received their welcome call and verified their information.  They promised to pay
                    unclear who holds      $1,541.07 by 03/XX/2019.
                    funds or covered by    05/XX/2019 - borrower called for general account information
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage that occurred on 09/XX/2017.  Damage was noted to the roof and was leaking inside. Additional damage was noted on 10/XX/2017 stating the roof was torn off, pool fence was destroyed, the satellite dish and HVAC were gone. Water damage was extensive and will need to strip down to the studs in some rooms.  The borrower noted on 04/XX/2018 is going into litigation with the insurance company. The insurance company noted on 10/XX/2018 one payment was made but could not tell if it had been cashed. No funds have been received and the status of repairs was not provided.  The damage repair amount is estimated at $15,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4336230683 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called and process a payment in the amount of $1156.09, The borrower requested for auto pay form to be mailed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 11/XX/2016 to initiate a claim for wind/XX/01/XX/18/XX/24/2017 stated all funds were released and the claim was closed.
4781701625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The servicer discussed the escrow refund check, loan modification and mortgage insurance with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6619047233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, 3rd party authorized spouse called in to authorize an auto-pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9538687344 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to speak with the loss draft department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4931774614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment and went over welcome call information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8551039963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 5/XX/2018, the borrower called in requesting a bill so they knew what they owe to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8487891050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound: The borrower stated was having trouble making an online payment. The borrower was advised that the website will not accept partial payments and further advised to make the full contractual payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6317015780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2972213633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower discussed general account information and billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6820981835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8376307943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to pay $3,051.03 by 04/XX/2019 via the Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster are on 4/XX/2016 due to XXX wild fires. No damage reported.
2853651005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called & promised to pay $559.96 via web by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area per the comment on 9/XX/2017. No damage reported.
                                           The loan was modified prior to the review on 10/XX/2015.
2373220018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Third party calling in to bring loan current and advised hardship has been resolved. They were affected due to the XXX fires and helped other family members. No longer interested in forbearance and made a payment in the amount of $5593.03 scheduled 12/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8619060414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Last contact borrower stated payment was mailed on 08/XX/2017. Borrower was advised showing received and the self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4569342774 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in and made a payment in the amount of 1598.30.  The borrower declined future speed pays to be set-up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7065438318 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to schedule a payment for $3,147.08 by 05/XX/2019 via web.  Inquiry on loan assumption or refinance.  Transferred to direct sales.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           3/XX/2019-New Bankruptcy filing.  8/XX/2018 Bankruptcy Periodic 08/XX/2018.  No additional details provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9457838057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment in the amount of $1,274.43.On 06/XX/2019 the borrower called in to make a payment  over the pone scheduled for 0/XX/2019 in the amount of 274.43..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1223036334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower 2 stated wanted to set up payment for 7/XX/16. Borrower 2 stated reason for delinquency is had to travel to home country for emergency. Short term hardship. Only for the month of July; Advised borrower 2 of the total amount due including late fee $960.34. borrower 2 agreed and wanted to set up payment.
                                           Advised borrower 2 to confirm banking information. Gave confirmation number. Advised borrower 2 i can set up future payments (August & September). Borrower 2 denied and stated will be making payments before grace.
                                           Advised borrower 2 of ACH, no further questions. Processed Speedpay1: $960.34 date: 7/XX/2016; confirmation #:
                                           XXXX Fee: $0; no fee state.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9347593197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5818893903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called in to request loan number. The borrower promised to schedule a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2813012174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018, the borrower spoke with an agent regarding the payment due. The borrower advised that the payment had been wire transferred in the amount of $1303.00 on 08/12. The agent advised the borrower to resend the funds through certified funds. The borrower also requested the at the late fee be waived, the agent advised the borrower to call back once the payment posts to the account to request that.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7608280782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called to verify mailing address to send payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4171145937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5270844957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower contacted the servicer on 09/XX/2017 to schedule a payment in the amount of $697.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3560532798 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  The spouse called in to make a payment in the amount of $846.98.  Borrower is deceased and
                    - Executor/Heir exists Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1186450446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment in the amount of $668.78.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2136902888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for general account information.  Borrower provided with Western Union code to send over payment.  Borrower promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1544008058 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 12/XX/2018.  The borrower called in regarding check mailed approximately 2 weeks ago. The agent advised of
                    - Executor/Heir exists $5.00 in corporate fees owed and that payment in amount of $780.00 was received on 12/XX/2018 and is now
                    to dispose of          processing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                    property; identified   The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6227785842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5110691477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  On 08/XX/2016, the borrower confirmed non-owner occupancy and asked about the possibility of refinancing because of the interest rate.  Agent advised that the borrower would have to contact a lending institution to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6323330137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called for status of loan modification she applied for.  Servicer advised borrower that she was approved for a trial; mentioned the amount and that the borrower had send in a mortgage payment to satisfy July's payment but it took care of the first trial payment as well.  Servicer advised delinquent notices and collection calls will continue during this process
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6770614688 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  On 10/XX/2016, the borrower called to change a scheduled payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6069834557 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called with their insurance agent in order to updated the mortgagee clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 10/XX/2017. No damage was noted.
2882327719 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  The borrower completed the welcome call on 03/XX/2019.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower noted a fire on 07/XX/2017.  The borrower noted on 0/XX/2017 and 07/XX/2017 had to put a new roof on the house and other repairs and had a $5000 deductible.  The borrower noted had to pay for repairs on 08/XX/2017.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3055903566 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7543312570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called, she was injured at work.  Will be out of work until late June.  Expecting to get
                                           $70/XX/assistance and call back if need help; have until end of month to avoid negative credit report.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9243254488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and updated account information with servicer.  Servicer could not approve new repayment plan as it would be 150% above contractual payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5552711578 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9552824652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Last contact spoke to authorized third party who called to schedule payment for February. Payment was already scheduled for 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1447103795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire about late fees and when those fees were assessed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6545379922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get online account set up to be able to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2418463147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A bank representative called with the borrower with them, inquiring if there was anything that the borrower could do since the bill pay payment wasn't received yet. The agent advised of account protections in place due to the servicer transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Insurance claim noted as started with previous servicer.  Although prior to re-touch review (4/XX/2019 to 6/XX/2019), noted in recent comment review document the non-monitored claim funds were released on 3/XX/2019 in amount of $9895.79.  Date of loss was 1/XX/2019, cause - water.
4711275593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to inquire to combine the 2 loans with another with Wells
                                           Fargo HELOC. The agent advised to speak with the refinance department and transferred the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5792759625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to return welcome email.  Servicer advised borrower on methods of payment and confirmed demographics and payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster: XXX Wildfire email sent to borrower 11/XX/2018.  Subsequent conversations, no damage or impact noted.  Inspection on 12/XX/2018, no damage noted.
4204538822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6588185237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and set up 2 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8392399055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized party called in to set up ach and schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7881735153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make 3 payments. The representative discussed the options. The borrower may pay house off soon with inherited funds; wants to keep the loan same.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6864771622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower requested conformation of payment being drafted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2700356249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about the status of the insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8961004351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower one call in to advise he was out of work for three weeks due to  having to do recertification testing for his job, he is  back to work and will have the account caught up by
                                           5/XX/24/XX/13/XX/07/2018 due to the claim being non-monitored.
6997320909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8416077225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9414408701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in regarding two trial payment sent in and wanted to confirm if they received. One payment mailed in and the other coming from borrower bank. The servicer confirmed next payment due is 4/XX/2018. The borrower also requested to be unlock online website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1117558791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower was advised loan was current and the next payment is due for 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6485362167 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in requesting a payoff and the servicer will order it can take up to 7 business days. The borrower asked if they were on fixed rate. The servicer advised original loan was fixed rate, however when they did the loan modification terms and conditions changed and now have adjustable step rate and provided details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1243128019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2278158279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called in requesting website assistance to help set up automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6898740425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called regarding the late charge on the account. The late charge was removed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7853572483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to check on status of application.  The servicer gave them loan officer contact.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to the XXX Wildfires. No damages were reported.
4032784681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3310247459 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and to have online password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7457752454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7333344273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6036320915 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called regarding refinance or assumption of loan.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received regarding the current balance and past due amounts. The account was updated and reporting current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4450845577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called to check status of check reissue. Agent advised that per research, check iao
                                           $427.63 was cashed on 8-4-17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8946454519 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  The borrower advised the servicer the April payment has already been made.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3814056291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called for username to access online account.  Agent provided and borrower ended call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5127235531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called 05/XX/2019 to inquire about a refinance application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6775050014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regards to payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4979487800 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to get payment method options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2230604378 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  3/XX/19 Borrower called in to make a payment in the amount of $681.86 dated for 3/XX/19. On
                                           04/XX/2019 the borrower called in to setup a promise to pay. On 05/XX/2019 the borrower called to change their payment. On 05/XX/2019 the borrower called about payment information. On 05/XX/2019 the borrower called to see if a inspection was setup. On 06/XX/2019 the borrower called to get a credit update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9574139646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get information about insurance. The borrower made a payment of $1000.00 and set up for it to be applied to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1324273204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower request to have tax for reissued as soon as possible.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9762074576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm payment sent. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3473817342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower auto payment confirmed for a drafting date of 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7082689620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in response to a letter they received; the agent advised of the pending service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1983973853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get information about the loss claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2528444949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower stated that they changed insurance carriers but their monthly escrow payment has not decreased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7355823873 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Called customer about making November payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7106121441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3557389196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The authorized spouse called in stating excessive obligations and planned to pay extra on the account. The advised collection activity will continue on the account until brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2749098434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in and stated they received a refund check and wanted to know what they were to do with it.  Servicer advised borrower they can keep the funds since it was a refund for their escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
2800846510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to verify receipt of payment.The agent advised it had been returned on
                                           2/XX/2019 due to NSF, however they encouraged the borrower to confirm their routing number and account number prior to making another payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7380371440 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Notes indicate the borrower disputed the payment fees associated with the account. The agent advised of the payment posting information and late fee information that was brought forward due to the service transfer from prior servicer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate the borrower disputed the payment fees. The agent advised of the payment posting information and late fee information that was brought forward due to the service transfer from prior servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5890600326 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  Borrower called to see if has a missing payment. According to billing statement, it shows loan is
                    from mortgagor         due for January. Agent advised the reason the statement shows due for January is because payment  was made after the billing statement was sent.  Agent advised borrower that next payment is due for 02/XX/19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute was received on 03/XX/2019.  The account was updated and noted as resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
6075219851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Notes indicate the servicer contacted the co-borrower who advised it wasn't a good number to contact borrower. The advised they would remove the number. The co-borrower advised they couldn't continue the conversation due to them being at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1774345060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Outbound call for payment and borrower made a Speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6791894042 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The non authorized third party called to make a payment on the account in the amount of $2000.00, the servicer advised he could not provide information on the account but was able to process the payment and offered the third party to submit an authorization for the account for future use.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3422749818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called about an escrow refund check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9408570913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and accepted paperless billing.  They accepted the website registration and promised to pay $1,082.57 by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7265702184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Servicer advised borrower last payment received on 8/XX/16; advised of next due date, grace period and late credit reporting dates; advised of ACH delay this month due to holiday
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2248587806 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  On 6/XX/2017 the Borrower contact, was speaking with an agent and the phone got disconnected.
                                           Discussed the suspense account and the reason funds are in suspense. Advised of expectations and consequences, phone was disconnected before the end of the call. On 5/XX/2017 the Borrower received the modification documents and saw there was PMI. Borrower didn't want to pay PMI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2620594819 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called about double payment.  Servicer advised payment made on 13th & 15th of February;
                                           advised double payment paid Feb & March, advised next due date 04/XX/2017.  Borrower advised their account is now overdrawn.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7570170680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower verified their information and scheduled a payment of $1,101.29 for 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane as noted on
                                           09/XX/2018.  No damage was reflected.
5370632476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4255594615 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in asking to change payment date from 02/XX/2019 to 02/XX/2019 and payment amount from $1,435.39 to $1,474.95. Borrower had unexpected auto repairs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 01/XX/2016 to initiate a claim for wind/XX/02/XX/27/XX/02/XX/19/XX/02/XX/02/XX/03/XX/04/2016. There was no further mention of the claim.
9358757882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to authorized third party discussed lender paid expenses transferred over from other service department. Borrower was unaware of the fees. Went over all the fees with the borrower advised we do not have supporting documentation when the fees where applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX FEMA disaster area expired 12/XX/2017 no property damage noted.
4513394153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called on 2/XX/18 to ask for copies of the modification documents showing all borrowers' names and to request a copy of their payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6475995065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to inquire about payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  Bankruptcy discharged 8/XX/17
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2800183264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called because they were blocked from online access, the servicer advised to send written request to remove the block for discharged bankruptcy as opposed to terminated bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2015.  The proof of claim was filed 06/XX/2011.  A motion for relief was filed 10/XX/2014.  On 05/XX/2015 the account noted bankruptcy chapter 13 case has been closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3826937880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in because loan was transferred but it seems like they have been charged two late payments and wanted to know why. Borrower also  stated that there was a mistake on the taxes where they were charged $3500, when they were supposed to be charged $900, and there is an over payment in the escrow. Agent advised that the account  states that the taxes are showing as $927 and that the payment has increased due to taxes and insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4834852303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called stating they were out of town for death in family and thought payment was scheduled but did not see funds being withdrawn and scheduled payment for 07/XX/2017 and 08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1096935793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 8/XX/2017, the borrower called in with an escrow question.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1359257749 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment in the amount of $1352.70. Also the billing statement was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3071967604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower and agent discussed modification terms and expectations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1949368548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The servicer contacted borrower regarding the final modification documents. The borrower stated
                                           they received the documents and will be sending them back on 007/XX/2018. The servicer advised the first payment amount of $2117.23 will be due on 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5544480593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9062178724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8132716598 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to inquire about escrow shortage and was advised of tax and insurance increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8559272899 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1187433973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated they overnighted the check to Seterus.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: evidence of non monitored claim regarding wind damages from01/XX/19. 01/XX/19 claim was closed. Funds were released and endorsed.
4597552265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd party scheduled a payment by phone.
                                           06/XX/2019 - talked to other party - processed payment for June $1529.17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Based on the collection comments there was a discharged bankruptcy. However are no details concerning the bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7071223128 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
1622958270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3653108603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019, the borrower was called about the servicing transfer and confirmed owner occupancy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3256902622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9491616004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower wanted to make sure that the taxes had been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2345592743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss next due date and grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5513725446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a phone payment with new bank information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4042610705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in a promise to pay $2,231.89 by 06/XX/2019 via web and 2,625.84 by 05/XX/2019
                                           via web.  Inquiry into escrow shortage.  Will make escrow deposit at the end of the week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6293374124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called to request copy of the 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1763393311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called regarding payoff quote that showed 2 different amounts approximately $12,000 apart and was advised it was deferred balance from modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6698621099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment and requested the service fee be waived. The borrower was advised of no more waives and of State guidelines. The borrower was assisted with registering on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9852460832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Servicer called to ask if borrower was affected by wildfires. Borrower stated he was not affected and no damage to home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
1173125919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in regarding billing statement stating owes 2 months  payment. The servicer confirmed does not owe 2 months payments and the loan is current  and is set up on automatic payments. The servicer advised will need to speak to a bank regarding refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5813453147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3167965569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for their year end 1098 statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1434263465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6847484067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called in and made a payment  of $776.08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to the hurricane  No property damage was cited.
1051482945 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to verify that two payments were drafted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3362008219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in regarding statement balance. Was advised statement generated before June and
                                           July payments posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9830433361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call, borrower scheduled payment $1064.56, effective 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2587802962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  An authorized third party called on 9/XX/18 to make a payment.  The third party was advised of the self-service payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4880996485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The authorized confirmed total due and discussed due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1939949644 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in to get insurance updated and discuss escrow analysis.  The servicer advised
                    and documented         them of knowyouroptions.com.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. Minor damage reported; no insurance claim filed.
4088564384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding his payment and PMI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.
                                           ADDITIONAL INFORMATION: NA
5658709504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8587617871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower inquired about removing mortgage insurance; agent advised borrower would need to pay down principal balance in order to reach investor requirement of 80% loan to value ratio.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6334240821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to confirm the foreclosure was removed as the reinstated the loan. Associate advised funds have been received and sent request to remove modification assistance as the loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3272980628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8032947910 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  Converted from Chapter 13 to 7 on 4/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017-Borrower had a Chapter 7 bankruptcy filed and discharged on 2/XX/2011
9418463648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to check on auto draft.  Borrower was advised payment scheduled to come out on
                                           04/05. Borrower canceled auto pay and stated will set up through bill pay instead.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4669289244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower verified their information and moved their payment from 0801 to 07/31.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9271647121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to reinstate the account and also paid late fee balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8721595311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called in in to pay escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7384722752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9370518259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to advise they were not aware of loan being transferred to Mr.
                                           Cooper. Borrower advised of planning making a payment on 3/XX/2019 and will make another one in April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  04/XX/2019- "Inbound Bankruptcy call" no other info provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3775187877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to request a new escrow analysis on the account. Borrower stated they changed insurance companies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
2635767362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower stated made payment on 02/XX/19, but is still in account.  Servicer advised funds returned due to unable to locate the account.  Servicer took payment, advised of total amount due, advised payment change date of 03/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5955029586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called in to see how they could get their spouses's name on the loan and was advised that they'd need to refinance.  Advised the borrower of Quicken's contact information for a refi.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8113899744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to get a payment and went over payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4735262429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Outbound call was placed to collect on past due balance, payment iao $3000.00 was scheduled to be processed on 5/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
1346755199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8360795457 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The servicer discussed payment history, escrow and the total amount due with the borrower.  The borrower switched insurance companies and was expecting a refund. The borrower stated that the payment should not be going up. The vendor provided the number to customer service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2471712503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to check on update of the escrow removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
2856437327 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Outbound call was placed to collect total amount due and borrower promised to pay $2471.28 on
                    from mortgagor         8/XX/17. On 6/XX/2019, borrower called in and promised to pay $2,541,40 by 7/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3286239658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding general account information, the servicer advised the borrower to inform his insurance company of the mortgage provider change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8159864239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2593871442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to request the statement, said he didn't get it. Borrower schedule a payment for Oct. Borrower did not want to do a payment for Nov.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9216310057 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  On 04/XX/2019: Servicer received a call from other party.  The servicer advised party they were
                    from mortgagor         not authorized on the account and to send in power of attorney documentation in order for the account to be updated.  Other party made a payment in the amount of $2573.85
                                           02/XX/2019: The borrower requested tax documents and principal reduction information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8215508071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower contacted completed welcome call and made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8161348530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to see what their April payment would be.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2043030744 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1401369417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called to inquire about payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3055778567 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  An authorized third party stated reason for default as death of borrower.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8043305615 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to find out general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4968055733 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7555889547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Servicer advised borrower of total amount due of $1985.42; advised next payment due 2/XX/18.
                                           Borrower stated he would mail payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4473605682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower promise to pay $1,231.65 drafting on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
5118085314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment iao 3098.79

                                           Homeowner called to confirm the name and policy number of insurance carrier that servicer has on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a FEMA disaster area due to Hurricane XXX. No damages were reported.
2561825039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower was called on 1/XX/18 and a payment was requested.  The borrower advised that the spouse handles payment and was not available.  The representative advised that the last two payments were made outside of the grace period and can use the website to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1994086420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to get their payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5822641995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised of total amount due and proceeded to make a payment.
                                           06/XX/2019 - talked to borrower - promises to pay $456.19 by 06/XX/2019 via Mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8673304158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7155532987 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  04/XX/2019 Borr called to make a payment iao $1009.12 on 4/XX/2019

                                           On 02/XX/2019, the borrower called to ask if the PMI could be removed from the loan, and the agent explained the requirements.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 01/XX/2017, the borrower verbally disputed all fees on the account except for the late fees. The borrower was advised to submit supporting documentation on 06/XX/2017. There was no evidence of the borrower sending in any information. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3624397752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about their account and set up 2 payments for 6/XX/10.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2406806561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment scheduled for 04/XX/2019 in the amount of $910.42.
                                           06/XX/2019 - Borrower called to make payment in the amount of $910.42
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1262046226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to inquire about the payment for the month of April not being completed.
                                           Service rep advised the borrower the bank information was incorrect.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3335233138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9054972436 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Notes indicate the agent completed the welcome call. The borrower inquired about web access and indication covered by  agent advised of web. Borrower had no other questions.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  REM relief was granted at confXXXtion on 07/XX/2015.  The payments are being made outside of the plan and the bankruptcy remains open.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof but the borrower did not file a claim due to the deductible being high.  The borrower noted on 02/XX/2018 the repairs were made out of pocket.  The borrower noted on 04/XX/2018 the home is being fixed and no claim was filed from the storm.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A claim was filed for fire damage that occurred on 01/XX/2017.  The claim was closed on 06/XX/2018 with all funds released and a 100% inspection noted on 06/XX/2018.
2205463734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in about payment inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1591938549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower and authorized 3rd party called in for general loan information and wanted to know how to remove PMI
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6218524798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower verified their information and confirmed legal fees were from the property inspection.  They were advised a property inspection is ordered when the loan is delinquent.  They were also advised of automatic payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2616231028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in regarding additional fees on the loan account and the servicer advised it is property inspection fees.  The borrower stated he is set up on payment plan to bring account current and should be able to make future payments within grace period. The borrower made payment in the amount of
                                           $4569.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8548152176 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  On 11/XX/2017, the borrower discussed payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8831774260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5678665803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 1/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
3127525762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promised to make payment by 0517 via ivr.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7382098861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. There is no evidence of damage to the property.
9395735274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower confirmed their online payment in the amount of $468.80.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2015.  Noted 05/XX/2015 - Cramdown completed, no further details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8999310641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent regarding why the payment on their chase account hadn't gone through. The borrower called chase while the agent was on the phone and it seemed that the borrower wrote down the wrong checking account number which is why the payment didn't clear. The agent assisted the borrower with setting up a new payment for $833.31 and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3164968647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower. The borrower was also advised that the automatic payments would transfer over to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5789942013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to go over payment options. The borrower was advised of free payment options.
                                           The borrower wanted to know if partial payments can be made. The borrower was further advised that partial payments are not recommended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5709463688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9530641800 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Eexcutor of estate called in to make payment  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2297016492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound call to discuss refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due fire 1/XX/18. No damage reported.
8024937200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Contacted borrower however unable to talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2679051582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019, Customer called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3644440530 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The authorized third party (spouse) verified their information and made a payment of $862.28 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1984256256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to discuss the insurance premium
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8428824137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower inquired about a letter they received and was concerned. Associate advised borrower letter was advising funds were received in the amount of $21,610.31 but it did not bring the loan current  and the amount send did not cover the June payment. Payment history was requested on 05/XX/2018 before they send the total amount due. Associate provided a breakdown of the account and informed of the process to dispsute.
                                           Borrower stated RFD due to curtailment of income as they were out of work and has returned on 05/XX/2018.
                                           Borrower requested a repayment plan as was not approved for rentiont option and stated they will receive a check this week
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1888477845 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called for payment inquire.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 04/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5470764534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1275802096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about the claim status, advised that there was a research request opened to be able to import the funds and release.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 01/XX/2019.  Claim funds in the amount of $7141.75 were released to the borrower on 04/XX/2019 due to the claim being classified as non-monitored.
4129751198 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called regarding billing statement reflecting their payment. Associate advised payments were received from the July and August trial payments and the billing statements would still reflect the delinquency of the loan until the loan is fully modified. Comment dated 07/XX/2018 associate went over the modification process and the importance of returing the final documents and the possibility of foreclosure if the plan breaks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2238544414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4189832845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for their 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6279603988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/19 the borrower called to check the status of payment for insurance premium.  the servicer advised borrower that no renewal policy had been sent and there is curently no policy on file.
                                           Servicer advised borrower to check with their carrier/XX/11/2019 to discuss the recent service transfer and complete the welcome call process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7713577725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, outbound call made to the borrower. The borrower promised to call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3197639926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for information about a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5096019516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in to make a speed pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
6907901949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was advised of total amount due; no payment arrangements were made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
7568563245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The servicer informed the borrower on 09/XX/2017 of the grace period for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2298683219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to request a waiver of a late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1131683947 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower spoke to the servicer through an interpreter about their account.  The borrower had issues with ACH.  The servicer went over financials and discussed repayment plan.  The borrower set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8814120397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about insurance, the agent address the concerns and call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8296590393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment scheduled on 03/XX/2019 in the amount of $2167.49 and requested the March statement which the servicer sent in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7871689414 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see if her payment had posted. Rep informed her account is still transferring over.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX, no damage to property noted
9780239636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to have trial payment rescheduled due to return payment. Servicer advised final modification documents should be sent out early the following month. Servicer advised borrower to stay engaged through the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 08/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
8902569072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower verified demographics KYOCC provided.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5842343753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Notes indicate the borrower called to schedule a SpeedPay payment for loan account in the amount of $1180.19 effective 2/XX/2019. Agent advised the borrower of their payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2783978814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promise to pay $1,673.08 drafting on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1346726352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5721628135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in inquiring about negative escrow prior to taxes being disbursed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6156043564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9407688391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower referenced excessive obligations.  The borrower committed to submitting financial documents in order to conduct a loan modification review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8711632006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower advised that a cashiers check in the amount of $11,440.47 will be sent in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           09/XX/2017. No damages were reported.
7898086836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4131675237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in for account information and schedule a payment of $655.08 for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1305662080 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower processed a payment in the amount of $1,150.24. Borrower also discussed billing indication covered by  statements.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 11/XX/2017 the borrower advised the property was damaged due to Hurricane XXX. The borrower notated water was leaking into the home causing damages as well as a tree branch fell and damaged the air conditioning unit. There was no evidence of a claim filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9869446209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower discussed the delinquent account status, and requested research for payment history the call was dropped before it could be completed by the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2514282825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer processed the April payment.  The servicer confirmed the interest rate at 4% for the life of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7176463706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called regarding a refund. Stated that on 05/XX/2019 a double payment was drafted. This caused her bank account to have a negative blance. Borrower advised to call back once the payment posts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3457383194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to discuss status of account. Rep advised amount due of $1025.64. Rep advised of grace period, due date and consequences, expectations and addressed concerns. Rep advised borrower of returned payment on 08/XX/18 due to unable to locate. Rep advised borrower can request late fee waiver at
                                           externalcommunications@seterus.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5903087959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  11/XX/2017 Borrower called in and requested the 2015 and 2016 1098 and had concerns regarding the non-processing of her November payment, lender stated the payment was returned due to inability to locate the account, borrower stated she had not received a call and provided a new number, borrower requested that the late charge be waived; 02/XX/2018 Borrower called in, lender provided the total amount due/XX/16/2018 Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3111363179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower was advised that a VOM was requested on 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4215662320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to authorize spouse to be an authorized third party on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3575767614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8010264709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized 3rd party called.  Servicer advised to have borrowers (her parents) log on to their online account and update payment info; advised payment increased due to escrow analysis; processed payment for $738.79 dated 02/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8052977009 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    02/XX/2019.  Borrower called to see what the fees on account are for. Servicer advised fee is for property
                    bid                    inspections for November and December. Borrower made payment for 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for hail damage that occurred on 05/XX/2016. Claim funds were received on 04/XX/2017 in the amount of
                                           $11,000.00. Additional funds in the amount of $1,167.64 were received on 06/XX/2017. All funds were released and the claim is pending the 90% inspection.  The claim was noted as closed on 10/XX/2017 due to aging and no contact with the borrower.  The damage repair amount is estimated at $12,167.64.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8406081196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Servicer completed welcome call and gave payment information and options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8825985238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7280845930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The customer called in to confirm amount due, reset their online account and confirmed legal fees included in their prior modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4644943199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.  Welcome Call also completed during call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2455397740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in with an inquiry about payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1634588682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer advised that business had been slow and plans to make a payments at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9964886408 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was initiated on 11/XX/2017 for damages sustained by Hurricane XXX on 09/XX/2017. A check was received on 11/XX/2017 in the amount of $11,749.18. The claim was classified as partially monitored. The funds were released and the claim was closed on 11/XX/2017. The borrower later called on 01/XX/2019 advising they had additional funds to reopen the claim. The claim was reclassified on 03/XX/2019 as enhanced endorse and release. A second claim check for $41,663.27 was received on 03/XX/2019. The funds were endorsed and released on 03/XX/2019. The borrower was advised on 03/XX/2019 the funds were released. The borrower stated repairs would begin in about two months due to rain.  The damage repair amount is estimated at $53,412.45.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9327541841 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.  See comments dated 09/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8391630876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower was called and stated he would make payment on 01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7609444671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called to schedule payment for 04/XX/2019. Welcome call was completed on
                                           03/XX/2019 with borrower scheduling a payment for 03/XX/2019. Comment dated 02/XX/2019 associate advised borrower if payment is going to be after 03/XX/2019 they would need to speak with the new servicer. Borrower called on 01/XX/2019 stating they have not received the final modification documents. Associate informed documents mailed on 01/XX/2019 via FedEx and once signed and returned the loan would be current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9507096528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower promise to pay $884.97 drafting on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4972808780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6892594276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regard to billing statement, shows owing for previous month.  Servicer explained that billing statement and payment were on the same day, loan is current; confirmed next payment due date is 05/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5046228761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower scheduled the payment for 01/XX/2017 in the amount of $529.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3579247951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in regarding the impending service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9450799937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1932836657 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower and assessed borrowers financial situation and explored options  to avoid foreclosure. Advised the borrower of their right to request a follow up meeting within 14 days. Provided the borrower with the toll free HUD number to reach a HUD Certified Counseling Agency. Welcome call completed.
                                           Borrower scheduled  payments for April, May and June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9212727046 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  The borrower stated on 03/XX/2019 they sent in their insurance claim check two weeks ago. The
                    bid                    servicer advised they did not receive it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 03/XX/2019 to report a claim or storm damages caused on 02/XX/2019. The claim was classified as non-monitored. The borrower stated on 03/XX/2019 they sent in the claim check two weeks ago. The servicer advised they did not receive it.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4269214792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to reinstate the account with 3 payments $868.51 each.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6995655745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower verified their information and requested an online payment they made be deleted.
                                           They had accidentally made a double payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9616757685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promise to pay on 04/XX/2019. No contact  attempts made during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1740423740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  borrower spoke with servicer to advise that he did not know that the payment changed, so he reinstated the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8717833953 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9972418341 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  Borrower called in to dispute payment amount, said the website reflected $432.71 owed but what
                    Servicer responded and came out of their account was $567.71, advised  there
                    appears issue is       were suspense adjustments which explains the discrepancy..
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute payment amount, said the website reflected $432.71 owed but what came out of their account was $567.71, advised  there
                                           were suspense adjustments which explains the discrepancy, dispute appears to be resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1071012977 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower and they stated that received the notice from the previous lender and also received a statement but has not made their payment because they are not sure where to send it.  Servicer advised of where to send the payment since they no longer service their loan and cannot accept because the account is still boarding.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8953103958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower scheduled a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4064656793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to see where late charges came from.  Servicer advised charges are from previous servicer, Seterus.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8202888548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called because having trouble changing the payment amount on the website.  Educated borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2221036642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2792435901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regards to loan transfer taking place 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8833891780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6654034621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated didn't know had to make entire payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5806251184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower requested copy of modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5027558817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower inquired about the bill and the agent advised the statement went out before the payment was applied to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted on 03/XX/2018 borrower no longer impacted by Hurricane XXX, DR - XXX. No damages reported.
7915487817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 05/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4885413756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8008146470 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 3/XX/2018, the borrower called in about the 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6210593298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  (3/XX/19)Borrower called and stated that they sent the reaffirmation to prior Servicer.  Servicer advised that they would have to transfer them to the bankruptcy department.

                                           On 6/XX/19 3rd party called regarding the payment history, promised to pay $1016.17 by 7/XX/19 via IVR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9989225767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment in amount of $1816.51 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3948776635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower promise to pay $907.38 drafting on 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3886925823 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    05/XX/2019.  Borrower had questions regarding the statement.  Borrower is deceased and funds held by servicer Executor/XX/08/XX/09/XX/05/XX/05/XX/05/XX/20/XX/05/2017.
                    with indication of
                    related contractor bid
                    sufficient to cover
                    repairs

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
6904878674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called for tax statements for the years of 2017 and 2018. Borrower also scheduled payments for 05/XX/2019 and 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5394165127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for loan transfer information and ptp $2475.67 by 4/XX/19 via reg mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3066506758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to acquire tax statements for 2017-2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2532397430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6582127463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to pay $472.33.  The hardship is due to excessive obligations; but the customer is trying to catch up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5281901478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2810385633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on account information but hung up before being transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.  See comments dated 10/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2203642590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3436385427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called regarding 1099 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1769053151 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 07/XX/2018 a claim was initiated for hail damages caused on 06/XX/2018. The claim was classified as non-monitored. The check for $6,894.54 was received on 08/XX/2018. The notes on 08/XX/2018 stated the funds were released and the claim was closed.
5458966082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7181299787 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  On 04/XX/2019 the child of the borrower called advising the borrower was deceased and they have
                    and documented         been making payments on the account for months. The third party stated they would be sending in documentation appointing them as the Executor of the Estate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9078669917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in about their annual insurance premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed for fire damage that occurred on 12/XX/2017. The claim was noted as closed on 09/XX/2018 with all funds released and a 100% inspection received per comments on
                                           09/XX/2018.
6851710337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to verify loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4733420272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  On 04/XX/2017, the borrower spoke with an agent and reviewed the total amount due of $2694.77.
                                           The borrower advised they would make the payment that day or the following.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9503626856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The  borrower called to verify what the inforation is about that was sent in a letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1458517691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower was contacted on 11/XX/2016 regarding the past due amount. The borrower advised their spouse would go online and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7508191660 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  Borrower called to discuss insurance claim that was closed on 12/XX/18; call transferred to indication covered by  insurance department
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  Servicer responded to Experian credit dispute, updated applicable fields to show loan status as of
                    Servicer responded and 06/XX/2016 (current)
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 12/XX/2018 a claim was initiated for damages caused on 11/XX/2018; the details of the damages were not provided. The claim was denied per notes dated 12/XX/2018. There was no reference to any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 11/XX/2016. No damages were reported.
9070645755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower disputer the payment of $1,001.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  New bankruptcy filing is noted on 3/XX/19.  This likely refers to previous bankruptcy which there is no information available on.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4953778496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX 9/XX/2017 no damage noted.
2687186064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the payment options, website information and disclosures.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  (see comments dated 08/XX/2011 and 01/XX/2012.)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6184906446 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower was advised of new escrow payment and shortage and that payments increased due to
                    from mortgagor         taxes and insurance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute to ensure that the loan status was reflecting correctly through 05/2017 The servicer researched the insformation provided and submitted the correction.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3046039691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding escrow and was advised has to be eligible to remove escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1646658585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about insurance refund check.  Agent advised her to deposit the funds in her account and then make a payment towards her escrow account  per MRC site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                           Chapter 7 bankruptcy discharged on 07/XX/2010
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9480943496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower authorized their spouse to act on their behalf.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5413355704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borr on 05/XX/2019 called in to make a payment and also give rfd of illness of family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1148669570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower contacted servicer to discuss interest rate
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9420964321 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to verify the loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5556492845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired on payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3345918389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Called borrower about payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8258977394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called regarding billing statement.showing they owed for two months and was advised it was due to previous payment not posting in time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4835175434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, borrower stated that she went online and she stated that there is a $218.19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7268680795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to request a line of credit and the servicer advised them that they should try a bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3552483971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called about online access and stated not being represented by attorney anymore.
                                           Advised borrower case discharged but not terminated and will escalate to bankruptcy team to have block removed for access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4041465629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The servicer advised the borrower of the total amount due and fees.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.  A motion for relief was filed 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8667928027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4754288161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2809486344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2976401657 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $1601.86
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5931343650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with borrower, advised borrower of tad iao $1851.99. Borrower was calling in regards to a financial hardship
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1630836229 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called asking for fees to be waived due to circumstances beyond her control. She also
                    from mortgagor         has requested that the credit report mark for April to be removed. I let her know to send that request to the
                                           researchincoming@mrcooper.com. Sent rapid regular email also. The borrower also scheduled a payment for
                                           6/XX/19 in the amount of $1409.92.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower requested removal of negative reporting for April
                                           2019 payment. Our records indicate this account has not been reported to the credit reporting agencies in a negative manner for the April 2019 payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2852248464 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to see if she can get a copy of all her payments from the time she got her modification she stated she is at least three months ahead she will resend in proof of all payments made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7030124504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/19 the borrower requested to have an ACH form sent.  The servicer sent paperless enrollment form to the email address on file and performed a one time courtesy late fee removal in amount of
                                           $54.63.  The borrower made a payment in the amount of $464.32
                                           02/XX/19: The borrower called in and wanted to know what the escrow payment was.  Verified it was the insurance and taxes payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8159687368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower inquiry in regards to error making an online payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5372732141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to see who they will be making the March payment to as they received the service transfer letter and they received bill from new servicer. Assciate advised the loan is transferring tomorrow and confirmed with borrower they would call the new servicer. Comment dated 09/XX/2018 borrower called in regards to payment made to escrow and associate confirmed received and explained the escrow account in more detailed. On 05/XX/2017 borrower authorized their cousin who inquired on a modification. Associate advised loan has received 2 modifications from prior servicer and a copy of the modifications were requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8600747323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated an online payment will be made on 03/XX/2019. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2931086966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer called in regarding their modification status along with next steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5168981971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment and scheduled the payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9061257163 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     06/XX/2019.  Borrower requested that calls stop, he will make payments through bill pay and will not pay late fees as he says they are from prior servicer and they are not valid fees.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower stated he will not pay late fees from prior servicer, they miss applied a payment to principal instead of the monthly payment and the fees are not valid.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane Irma. No damage reported.
5265179884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7338698001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The billing breakdown was explained to the borrower and an escrow analysis was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4305298139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The servicer advised the borrower of the total amount due and offered loss mitigation options.
                                           The borrower declined the offer and the call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017.
8750917860 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay scheduled for 07/XX/2019.  The borrower inquired about escrow.
                                           The servicer provided information about taxes and insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6860625884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in requesting to be unlock from website so she can change her ach payment and request a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7300287559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and stated they thought that their escrow balance was incorrect. The agent reviewed the account and that the account went negative when the account was transferred. The borrower wanted to inquire about their maturity date changing as well, the agent explained that it was due to the modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 08/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. A claim was initiated on 12/XX/2017 for damages caused by the hurricane. A check for
                                           $6,654.50 was received on 12/XX/2017. Due to the claim was under $20,000 and the loan was current at the time of the incident, the funds were released and the claim was closed on 12/XX/2017.
2594348325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about the welcome letter. Rep advised that it will be sent out in the next week or so. Rep gave loan number to borrower and sent website info to him.  Borrower promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2132136416 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  The borrower called regarding the loan transfer, stating they hadn't received a welcome letter.
                    insurance              The agent advised that a letter would be sent any day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower stated on 07/XX/2018 they had a flood in their home causing the air conditioning to go out. There was no reference to a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7588428484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borrower called in to file a hazard claim. 06/XX/2019 borrower called claim check for
                                           $2,783.81. unknown type of damage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5035561158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Spoke with borrower, borrower stated they would try to make the payment prior to the 15th but is not sure when. Attempted to secure payment for the 31st and borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4515903039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired about escrow and agent explained.  Borrower made a payment and will send in insurance declaration page.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5258426133 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Spoke to borrower 2 when they called inbound to new servicer and review of the loan and details
                    and documented         of the property. On going conversations with the Authorized 3rd party son of deceased borrower his mother.
                                           Intends to keep property and is making regular payment on the loan. His siblings are living in the property.
                                           10/XX/20118  AP3 called in to discuss the property and property and they stated the property was damaged by hurricane and advised FEMA could offer assistance if needed. 5/XX/2018 Executor of estate was advised to send in proof and this was completed. Both borrowers are deceased Borr 1 in 2012 and borrower 2 in 2017. 02/XX/2017
                                           Discussion with the executor and AP3 regarding a possible assumption of the loan but do not see that this was completed. On 06/XX/2019 a third party  Borrower is deceased and Executor/XX/01/XX/8/2018 but no further mention of damages or repair were found
2372692005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: A claim was initiated on 02/XX/2017 for water damages caused on 01/XX/2017. An inspection was received on 07/XX/2017 showing all repairs were completed. The notes on 07/XX/2017 stated all funds were released and the claim was closed.
3961114627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was advised of total amount due and inquired about assistance options in lieu of gov't shutdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8300419770 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule payments for 7/XX/2019 for $1560.69.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6880616265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to inquire about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8765306726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to discuss refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1880642121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower spoke with an agent and set up a payment of $1018.88 for 1/8. The agent processed the payment and provided the confXXXtion number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7852361523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact, welcome called completed updated and informed borrower of website online payment options. Scheduled payment for 03/XX/2019. Discussed reinstatement and repayment plan, hardship has been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2267578355 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  Third party called and advised primary borrower is deceased.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/12/2016.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8940763603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower stated they will make their payment online on 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1861850096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding the recent servicing transfer and a welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1399990224 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to ask for a research request. The borrower found 2 checks from service for escrow surplus. Borrower stated would like these checks to be reissued .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6029591376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called wanting contact information for their insurance and call was transferred to hazard claim/XX/02/XX/17/XX/15/XX/11/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8150983287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Customer stated she would make online payment to avoid paying $5 payment fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3970953130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower and payment was scheduled. Borrower called to obtain fax number for proof of insurance on 07/XX/2018. Comment dated 04/XX/2018 borrower called in regards to the escrow shortage. Associate advised the amount of the shortage and if not paid amount would spread over 12 months.
                                           Borrower stated they need a lower payment. Associate explained if shortage is paid in full another analysis would provide a new amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7648433773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment for 04/XX/2019. Welcome call completed on 03/XX/2019. Comment dated
                                           03/XX/2017 borrower stated they spoke with associate this morning regarding modification documents stating proof of income was needed and wanted to confirm receipt. Associate advised documents have been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7383074076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower was advised of escrow analysis and payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8902768878 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower discussed payment information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7456190263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to see why payment is $2,703.32 did advise late fee balance also wanted to know if we do student loans advised we do not.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3759354872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower advised had received past due notice, and stated that a check did not clear. The agent advised funds in suspense and when bankruptcy was removed in April  everything got corrected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4454997706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9435950978 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          04/XX/2019.  Borrower called to make a payment on the account and inquired about the repayment plan.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was initiated for wind damages to the roof caused on 03/XX/2018. The claim was classified as enhanced endorse and release. Funds in the amount of $21,885.87 were received. All funds were released to the borrower on
                                           04/XX/2019. The notes stated an inspection was needed showing 90% of repairs were completed in order to close the claim. The status of repairs were not provided.  The damage repair amount is estimated at $21,885.87.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5963329770 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower inquired about payment increase.  Servicer advised escrow analysis performed, taxes increased
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1652943449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in to make a speedpay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8757651398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9159737886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer got a letter in the mail and called about what it was. Informed payment coupons would start again after a refinance. The customer was informed letter was sent and payments were received since then. Informed February payment received. Customer stated they sent another check the Saturday prior.
                                           They were informed they would be current again once the check is received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8005533777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to discuss loan transfer and was advised that terms of the loan will remain the same.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9406921388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower contacted the servicer on 07/XX/2018 to schedule 3 payments, each in the amount of
                                           $2,283.28, to be paid on 07/XX/2018, 08/XX/2018, and 09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9126823411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make sure that their account was transferred to the new servicing agent. Welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6001385619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9778458651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to inquire if the payment had been received.
                                           The servicer stated that the payment was received and posted to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4976757012 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Borrower called to inquire about escrow account since had recently made large escrow deposit to
                    bid                    account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [2] Damaged Interior - REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Active insurance claim FORECLOSURE: No evidence of current foreclosure activity.
                    but unclear who holds  BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                    funds or covered by    Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                    bid                    The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comments reflect a partially monitored claim for fire damage that occurred on 09/XX/2013. Claim funds in the amount of
                                           $37000 were received. The initial draw of $10104 was released on 11/XX/2014 and the remaining funds have not been released. The borrower noted on 06/XX/2018 the last contractor did not complete the original job.  The borrower requested authorization to self repair and the claim remains missing documentation for approval.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at
                                           $37,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9257256415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, the borrower called to set up payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1016894084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to change payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3462611574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Unauthorized 3rd party, spouse, scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9214772978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower spoke with an agent and set up their payment for $627.43. The agent provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8441202019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  06/XX/2017 Borrower called to completed speed pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3688787307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower stated they had made their payment online but they wanted to make an additional payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4090504263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer made a payment of $930.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3056096647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019, Borrower called in to inquire about misapplied payment.
                                           Borrower sent  funds to prior servicer for her payment and escrow but  were all applied to escrow. Servicer submitted a request to prior servicer, to correct transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5727767984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6962174475 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in to inquiry about tax and billing statement. Borrower scheduled a payment on
                    and documented         the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1434256806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4888649292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to request mortgage release for one of his condominium parking spots.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1786729630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for year end 1098.  Welcome call completed.  Borrower promised to make payment via ivr by 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1189942149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8357606792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called regarding statement they received. Servicer advsed that the statement was mailed
                                           1 day prior to the payment being made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5975909602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called advised mailed out payment also wanted to know about billing statements.
                                           Advised the borrower statements can take up to 30 days after loan modified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4209137516 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower stated that they were unaware that their account was already paid through July.
                    indication covered by  Servicer also advised that account was set up on auto draft and payments will be made on 5th of month.
                    insurance              Servicer submitted a request to refund payment in the amount of $463.39.  The borrower made 2 promises to pay
                                           $463.94 on 07/XX/19 & 08/XX/19  Borrower is deceased and Executor/XX/06/XX/16/XX/15/XX/11/XX/10/XX/16/2016.
                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
9710567410 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  The borrower made a payment over the phone.  Borrower is deceased and Executor/XX/20/2008.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3360296274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer discussed billing and late payments. The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3998994849 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  6/XX/2019-Notes indicate Third Party to deceased called to inquire about the escrow shortage. The
                    and documented         agent advised the shortage occurred due to having forced placed insurance. The third party advised of just purchasing insurance and wants to have the insurance information updated. The agent advised to send it in and to have the "Estate of..." information on the policy.

                                           Borrower called in to inquiry why funds had not drafted from their account yet.  Borrower is deceased and
                                           Executor/XX/29/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8287984100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower stated the reason the funds were returned was due to Verizon taking funds out causing the mortgage payment to be returned. The servicer advised the repayment plan was broken in March, and then the call dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9105900904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower call in regarding a fee showing on the statement and was advised it was a corporate advance fee most likely from the modification.  The borrower wants to dispute the fee due to never being made aware of it previously. No evidence of borrower sending in dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1992297279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer inquired about PMI removal. They were informed they were currently at 85.8% loan to value and when paid down to 78% it goes away automatically. Or if the property appreciated to send in a check for $350 for an appraisal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3301582251 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower paid total amount due and declined repayment plan.  Borrower is deceased and
                    and documented         Executor/XX/26/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8506766858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called as they were unable to make the forbearance payment in December. Borrower stated
                                           they are just working spouse income and they payment at the end of the month and had to travel alot due to ill parent. Associate stated the plan did break on the 18th and will contact account manager to see why and borrower may need to apply for another modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5642441526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06132019- Borrower called to verify the payment made online today went through. Advised it's pending.
                                           03/XX/2019-Borrower called completed welcome call and updated borrower information and provided new servicers web and payment options. Borrower promise to pay by 03/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7951577752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower gave a promise to pay $2048 on 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6970208058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5554065281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request PMI  removal .  Borrower hung up before anything else could be addressed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5976706506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower 1 called to get VOM (?) and update mailing address. Updated demographics/changed mailing address to property address. Removed phone number. COM sent. Advised can review loan at SETERUS.COM.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9703179575 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower was called on 7/XX/18 and a payment was requested. The borrower advised that reinstatement cashier's check would be sent overnight. Agent advised borrower of current foreclosure risk on account and confirmed the check included the August payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1011005254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss payment increase and then requested information about pmi removal.
                                           Agent explained property would need to appraise at $249,464.10 or more for removal.  Borrower stated doesn't think it would appraise that high.  Borrower promised to pay 5/XX/19 and 6/XX/219.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area.  No property damage was cited.
3998435993 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to Experian credit dispute, updated applicable fields to show loan status as of
                                           09/XX/18 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6297511048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower and authorized 3rd party called in to make payment and to get general loan information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6170715771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired on real estate taxes and scheduled a payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1869882308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Notes indicate the borrower called to inquire about why monthly payment were not drafting properly. Borrower advised was not aware that $1700 was going into principal monthly. The agent retrieved the
                                           ACH form of which had the borrowers authorization to have $1750 monthly taken out solely towards the principal in addition to the monthly payment. The borrower advised not remembering setting that up. The borrower scheduled from a different account a Speed Pay payment. The agent advised borrower of process and the ability to pause the ACH if borrower wants to.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6544698470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower advised RFD was due to curtailment of income and schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6328612554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called made promise to pay.  Demographics verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2335439517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment and was advised of loan transfer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2552713095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments show contact with borrower regarding loan status and payment. Borrower called in to make sure the payment they mailed had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1643821330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regards to incorrect payments and escrow analysis that was done. Borrower was advised that the payment was increased due to escrow increase and borrower made a payment in the amount of
                                           $133.54 to cover the deficiency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3676160263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make sure the March payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $13919.92 were endorse and released to the borrower on 11/XX/2017.  The claim was closed on
                                           12/XX/2017 due to the claim being less than $20000 per hurricane guidelines.
4496367130 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 12/XX/2017, the borrower called in to check on the modification status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5291570686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3041177314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer informed the borrower on 06/XX/2019 that the payment increase is a result of a change in the tax and insurance escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9811784834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3933175636 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  Authorized third party called in to have the escrow refund check reissued due to borrower being
                    and documented         deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6625497577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower advised owner occupied and called regarding payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4478154839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9365195731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower called to make a payment of $890.50
                                           08/XX/2019-The servicer made a collection call to discuss payment information and to go over financials.
                                           Authorized third party did not know the spouse income. Call was disconnected when the customer was put on hold.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8709097092 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment of $1566.13. The fee for taking the payment was waived due to active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           Prior chapter 7 filed on 08/XX/11010  was discharged on 12/XX/2010. The commentary did not provide the case number XX-XXXXXX Notice of appearance was filed on 12/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9491313759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower spoke to the servicer about the account status and declined to make a payment, but will make one by 1/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1452075257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2785441199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to get the account login reset so that they can post a payment on line.
                                           Borrower stated it was bank fraud that caused them to fall behind.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2158329937 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9323236669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019 Borr called to make a payment iao 1869.87 for 4/XX/2019

                                           The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7051051853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Outbound call was placed to advise that Feb payment had been received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6715353381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower called in to check status of loan and payments. Borrower setup payment while on the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A Fema Disaster alert due to Hurricane XXX declared on 9/XX/2017. No damages were reported.
8909673732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The  borrower called in to make a payment and to update their phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1533658113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Contact made with the borrower. Once the name was verified the call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1055094657 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with borrower, borrower called to see options advised of mod. also advised mod will affect credit. Advised borrower to look into refi
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4987581670 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in make a payment stating their tax refund was on a credit card and the online self service will not accept it as a valid source of payment. The rep advised the borrower to try making the payment through Western Union.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5814215538 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  The borrower called to find out the address to send the insurance check, they just changed
                    and documented         insurance providers  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6654774470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called for online access reset.  The representative advised of the new payment amount beginning 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4763516375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2557957296 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Authorized third party called in to schedule three payments in the amount of $702.04 for indication covered by  6/XX/2019, 7/XX/2019 and 8/XX/2019.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 09/XX/2017 the borrower called stating the property sustained damages due to Hurricane XXX. The borrower advised of damages to the walls caused by a leaking window. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1323425231 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and resolved with a payment history
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5464613766 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer went over account  and was not happy with what the servicer explained to him about
                                           Bankruptcy being removed. Was being combative and over talking and had to be transferred to supervisor.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3030640267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized 3rd party called, needed new 1098 due to correction
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a natural disaster noted on
                                           08/XX/2016.  No damages were reported.
4125314654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower verified their information and confirmed the amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6826588202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9507104614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Customer called in regarding status of modification. Service advised effective September and advised customer to continue making payments every month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1287784978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/19 the borrower set up promise to pay with servicer in the amount of $1950.00 by 4/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hail damage 3/XX/2017, 100% complete inspection 12/XX/2018
3061330055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower was contacted for payment. Borrower advised that the payment has already been mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8024882557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to inquire why checks hadn't been cashed.  Advised them that it had not been received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7875311836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired about the escrow account and made a payment in the amt of $290.26.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7213081709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
2713249676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Authorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7730698203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was contacted to collect a payment but the account was not delinquent. Agent apologized for the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8096744634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Spoke with the borrower setup repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7036866730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4504506232 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment but agent advised borrower to call back next day due to loan being boarded same day
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9888931202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Non-authorized third party called to state borrower, mother, had mailed in 2 checks by mistake and asked servicer to only process one.  The servicer stated that the account could not be discussed as third party was unauthorized and borrower should cancel check at bank.  Prior contact with borrower was on
                                           08/XX/2018 when the borrower returned servicer call.  Call was handled by interpreter as borrower does not speak English.  The borrower was advised of total amount due and current status, that modification was denied in May 2018 as borrower declined and brought loan current.  The borrower stated that is on fixed income and that children help pay the mortgage and the income curtailment situation is permanent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1341330507 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke with an agent and inquired about the TIN letter that they had received. The borrower also advised that their name was incorrect and would be sending in a copy of their SS card to show correct name.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7661170918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promised to make payment via web by 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1557686225 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower requested to have the late fee removed the servicer advised the late fee was
                    from mortgagor         assessed the same day the payment was received on 01/XX/2019 and provided the borrower with a fax number to submit the dispute.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower made the January payment on 1/XX/19 and was charged a late fee.  The borrower disputed the fee to see if it could be waived.  The servicer responded and asked for documentation to prove the fee was charged erroneously or waived by the previous servicer.  The borrower's payment history was also included in the correspondence.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2818584858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The authorized party (borrower's spouse) called regarding a late fee assessed to the payment that posted on 12/XX/2018 the servicer advised she could submit the dispute in writing and provided the fax number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1295466996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised how to cancel lender placed insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
9605270932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to inquire about making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2876950089 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Bankruptcy payment research due to credit reporting dispute.  The payment history was updated to show current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9310654824 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  New servicer was contacted by the borrower and reviewed the loan and payments.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed fees on the account. The servicer responded advised the reinstatement fee was waived as it was the servicer error. Funds credited back to other fees.
                                           Resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster on 4/XX/2018 due to XXX Wildfires. No damage reported.
7795239159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1943960921 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  The borrower called to request escrow analysis and was advised of total amount due.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted property damage on 10/XX/2016 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2016.
8310487894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7824539035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called to request the late fee be waived and to correct the spelling of his name, the servicer waived the late fee and asked the borrower to send a copy of proof showing the name spelled incorrectly, the borrower refused and stated it was the servicer's spelling mistake.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3125413833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2155360725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for a copy of the year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1502213931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in and discussed how to send additional funds to their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9347724351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called authorize change in insurance carrier to Kingstone and provided information to carrier.  Borrower wants payment made to new carrier and any refund posted back to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8018181690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in to check on payment that was made but has not come out the borrower;s bank account.  The servicer offered to post date the February and March payments.  The servicer will be sending out the ACH form.  The borrower thought the payment was post dated.  The servicer processed payments for
                                           01/XX/2018, 02/XX/2018 and 03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1244406651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment. Servicer performed password reset for borrower to log into the online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4110815005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  An authorized 3rd party requested general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5534341062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was contacted and refused to verify account and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1891864342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower stated their spouse passed away.  The servicer advised them to send in fiduciary documents and the loan will remain in both of their names until refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1830744600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to inquire about fees that were on their billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4864603357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called stated received email stating had documents in online account. The account was reviewed and nothing showed in online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8575560049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in a promise to pay $1,301.02 by 06/XX/2019 via web.  Website access requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5249511672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke with an agent about why their escrow went up. The agent advised of the shortage and they understood to make an extra payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6013484571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request PMI removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8965935460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of
                                           $1,299.95.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3740336241 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a promise to pay $1104.02 by 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4474182920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Property is owner occupied; borrower made payment on 09/XX/18 for $800.00, payment was returned and NSF fee of $36.00 added to account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5761010054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower, borrower calling in regards to account borrower stated that was wanting to make sure that the credit reporting can put a dispute in with credit bureau
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8353352262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment in amount of $569.25. The repayment plan was completed with this payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2383830878 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to ask why wife is back on the account when prior servicer had removed her. The service rep informed the borrower the terms and note does not change. Advised the borrower to remove the spouse they will need to refinance or apply for assumption.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1990425509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3495437195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to confirm their payment has been received.  The servicer confirmed.  The borrower set-up a payment to draft on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4628915693 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2017.  Borrower contacting servicer to inquire about PMI and if it would cover the house if something
                    and documented         were to happen to her  Borrower is deceased and Executor/XX/18/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5532604070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower advised will bringing the loan current. Discussed reinstatement and repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8259055754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower spoke with an agent regarding their February payment. The agent assisted the borrower and set up the payment for $1361.74 and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9118834264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The authorized third party called in to make a payment and was advised of the payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1648798779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7507845157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in about account info and to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4451886362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Comments show contact with borrower regarding loan status and payment. Borrower inquired about auto pay/ach information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7962109976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9739040807 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower let the lender know would be able to bring the loan current by the end of February
                                           2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1869426909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Borrower verified demographics and was provided KYOCC   The Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7154830367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer stated sent the final documents back on 12/XX/2018. The customer was advised of the benefits. Also advised of the next payment due and the borrower stated would mail a check for January by the end of December.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7704316096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in for general account information and to make a $1017.74 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9731607935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and requested a copy of the 1098 tax statement, a copy was emailed to the borrower. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5418833460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4219553975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4081270693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed. Borrower authorized their spouse for the life of the loan and promise a payment by 04/XX/2019 via mail. Comment dated 10/XX/2018 authorized third party called to schedule payment for 1/XX/2019. Associate explained the payment history and ATP stated they would be making another payment by the 15th as that is when they receive their income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3704134023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The servicer called and spoke with the borrower and advised of the total amount due and offered to set up payment. The borrower declined and stated will mail payment in amount of $1162.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2439176719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called regarding the $5000 HAMP incentive and wanted to know why the payment increased, the servicer advised the HAMP incentive was applied on 03/XX/2016, and the payment increased due to the step rate going from 3.75% to 4.375% and will cap off in 2017, the servicer also advised the borrower they are eligible for HARP program the borrower stated they would call them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9236283998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8692522304 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  An authorized third party advised the servicer to speak with borrower for payment details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8062989930 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $1143.29 effective 4/XX/2019.

                                           Borrower called to find out why their bank drafted $1200.00.  Servicer advised they needed to call their bank and find this out.  Servicer recalled last draft on 02/XX/19 $1143.29.  Servicer also advised of recent escrow shortage which added $41.92 for 12 months
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4005504167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower stated she had a death in the family so her mind was not on the payment, she does not have a hardship at this time and made the payment in the amount of $1400.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6221687917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the March payment and wants to know if account is set up on ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7573041752 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get information about the office of management and budget.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7205161218 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in and made a payment in amount of $2387.14 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2079894473 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called in for general account information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the payment drafting on the wrong day.  The borrower had called in to make a change to the draft date and the payment drafted anyway.  The payment was returned NSF and there was an overdraft fee.  The borrower was advised not to make another payment until the payment hit the bank to avoid double drafting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8389140654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The servicer called and spoke with the borrower and advised of total amount due. The borrower did not want to discuss reason for default and the call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8405090933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to pay $1,790.90 by 04/XX/2019 via the IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8547862133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The authorized party called and stated she will call back on 08/XX/2016 to make the payment , they are self employed and wait to get paid before making the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9980260459 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in unable to access the website.  Servicer advised borrower to confirm email sent for verification and how to reset the password; processed payment of $635.87
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1896480605 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer called in and stated that she was under the impression of her loan being under of the moratorium for her credit hits for none payments that were not made from 12/XX/2018. She continued stating she wants to visit the option for refinance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the account status stating a payment was made to bring the account current.  The servicer advised the last payment was applied toward the December payment and the remaining fund were applied toward the principal.  The borrower stated all of the funds were to be applied toward payments to bring the account current.  The reversal was completed on 01/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A claim was filed for hail damage that occurred on 06/XX/2017.  The claim was closed on 06/XX/2018 with all funds released and a 100% inspection.
8557672980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer called in about the monthly payment and monthly deferment plan.  The customer was advised that FNMA no longer does deferment and the late charge that was transferred from the prior servicer can not be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/2017; no damages reported - Hurricane XXX
3685142112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6888512229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower advised they had sent back the final modification documents today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5825065364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to request a copy of the modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3055623337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called-in requesting account number
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9651104435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property may be located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2018); no damage reported.
7965090426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower had questions about escrow and has provided documents showing that they qualified for discounts on taxes. The documents will be reviewed and a new escrow analysis performed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3106556181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and was advised the loan was not boarded yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9125280292 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4269817207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to inquire on status of bankruptcy still showing active with other loan servicer, advise borrower since loan just boarded, will updated code on account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8642078702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrowwer called about fees. The borrower was advised payment was applied towards fee balance and link was sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4799881141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8457575111 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  On 03/XX/2018, the borrower called to request copy of 1098 form.  Borrower is deceased and
                    and documented         Executor/XX/20/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8053220147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7986102703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9909640933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to schedule a Promise to Pay payment for the loan account in the amount of $2520.00 effective 3/XX/2019. Agent advised the borrower of the payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1741713239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 8/XX/2018, the borrower called in with a speedpay request to set up a payment for 8/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7444390690 3        [3] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    No indication servicer PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    responded to           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was outstanding dispute in 06/XX/2019.  The borrower called about insurance transferred call to correct department.
                    writing                EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  Borrower disputed the late fees. Borrower advised to send in payment history or bank statements to confirm if the 9/2018 payment was made on time
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5831440878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for transfer information and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3918011522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called in to make a payment in the amount of $922.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8775789401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The customer called in to make the May payment. They scheduled it for 5/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2458091922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower stated he had a curtailment of income he is looking for another job, he will make the payment on 04/XX/2018, the servicer discussed modification extension and liquidation options, the borrower stated waiting on tax refund of about $5000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1956623610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 outbound collection call, borrower scheduled payment $1,100 , borrower having
                                           electrical issues, borrower stated.  borrower scheduled payments  $2036.55   1/XX/2019  $1950.52, 2/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2624726244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party called in to make sure payment received and to get insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8944615831 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         03/XX/2019.  Notes indicate the borrower called to provide a Post-petition Mortgage payment and inquire on
                    Bankruptcy             payment information of which the agent advised. The agent also updated the borrowers phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  A motion for relief was filed 09/XX/2016.  Notes do not advise of any details of the bankruptcy. There is no case number, filing date..etc.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6011147671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to get general information on transfer. Payment scheduled for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9478483768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized 3rd party was given a summary of the last 3 payments.  Servicer advised of tax information available online and was advised of self-service options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3066685967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2095020730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7095816104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2509131084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to verify reason for late fees on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6745918915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1146615214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated spouse's paycheck takes 2 days to clear checking account and the small bank does not have direct deposit and that was the reason for the delinquency. Borrower asked if they had equity in home. Agent advised they would have to contact the bank for that information. Borrower also asked for bi weekly payments. Agent went over account information with borrower and advised to find cheaper insurance and their payment would go down.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7107908710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The customer called to schedule payment for the month of September. The customer stated they were not late yet, and they were informed after the first of the month they are late. The customer stated they had bill pay scheduled for 9/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4380221023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified demographics. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3550911224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower advised switch to new job with time off in between. Borrower is paid on commission. Will see what paycheck looks like and if able to make a payment, it will be made. If not, borrower will call the following week to see what options are available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1721483733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Authorized 3rd party (spouse) called, asked for total amount due and payment.  A3P advised payment for $2000 mailed 11/XX/16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5122137976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Outbound collection call was placed and borrower advised that he would be putting check in mail next day
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7373643234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was called and stated that the reason for default was due to Christmas expenses.
                                           The borrower stated that they would make a payment now and then another one at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3208625035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to ensure payment posted, wanted to know next payment amount; made promise to pay
                                           $520.89
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1996983326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called requesting a payment history status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6459565564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower  called to schedule payment of 1202.80 for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4642114381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower stated unaware of the delinquency but a payment was made on 05/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2174255070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/19 the borrower requested the pmi be removed. Authorized third party; spouse requested more time to pay the escrow shortage as they would be able to send on 01/XX/2019. Spouse called on 12/XX/2017 inquiring about their escrow. Associate advised their taxes went up and discussed late fees outstanding.
                                           Comment dated 03/XX/2017 spouse called to inquire as to how to cancel the private mortgage insurance.
                                           Associate explained the process, asked for payment and spouse declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4543808556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1126195691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7490068060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4851172686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to verify payment was processed. Welcome call was completed and status of account provided.
                                           On 6/XX/2019, borrower called in to wanting to know if June payment was drafted. Advised we are showing on our end.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8515697026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about his payment and confirmed that he's set up for autopay. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7124133674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower advised that payment iao $813.90 was already made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1167221100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding the escrow account and scheduled a payment for 04/XX/2019 in the amount of $1055.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4651496584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8064755593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in to request a copy of her 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7975368498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer assisted the borrower with payment and went over the escrow account with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1383355920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made promises to pay and requested year-end tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1877574011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9092262175 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  The borrower 's spouse, authorized third party, called to make a payment and scheduled the indication of related  payment.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On 03/XX/2018 the borrower called to initiate a claim for damages caused by a fire on 01/XX/2018. A check for $50,000 was received on 05/XX/2018. A draw of $40,000 was released on 07/XX/2018. A second check for the claim was received on 10/XX/2018 in the amount of $75,416.02. An inspection was received on 12/XX/2018 showing 60% of repairs completed, and an additional $42,783 was released on 01/XX/2019. A second inspection was received on
                                           02/XX/2019 showing 76% of repairs were completed. The inspection indicated only interior repairs remained.
                                           Another $21,316.51 was released on 02/XX/2019. The comments on 03/XX/2019 stated an inspection is scheduled for 04/XX/2019 to determine if the repairs were completed.  The damage repair amount is estimated at
                                           $125,416.02.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1793048077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in regarding their interest rate and general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6121371913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound: Borrower called about cancelling insurance and escrow to go with a commercial
                                           insurance.The borrower was transferred to insurance to get more information on the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8377602589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower received a collection call and was advised of self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4311876781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower advised that the payment is late because her husband got a new job and is now paid bi-weekly.  A payment was made via SpeedPay, and the agent warned of the possibility of late charges and negative credit reporting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2713692092 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower spoke with an agent and wanted to set up a payment. The agent processed the payment
                    from mortgagor         for $750.00 on 2/XX/2019 and the agent provided the confirmation number.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower filed a dispute regarding the late fees assessed on the account. The servicer researched the dispute and responded.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3076709056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called to get the interest paid to taxes. The representative advised in the amount of $3144.25. The borrower stated unable to get into the website. The representative resent password verified and walked the borrower through the website. The representative also advised of current loan with ach on file to be pulled on the 3rd and advised of the website to print out the tax forms
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9994781885 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2430158435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The servicer placed a collection call to the borrower advised of the harp program the borrower stated he was interested and he would make the payment through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5655398822 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  5/XX/2019-Notes indicate that borrower sent an email through the Research mailbox in which was verification for May payment was received. The borrower also advised of sending all other payments by money order moving forward.

                                           Last spoke with the borrower when they called inbound to discuss the loan and make a payment. Prior contact was with authorized 3rd party Paralegal from Saedi Law Group to discuss the final modification  documents being sent and and asked for information on the signing of the documents by borrower 8/XX/2018. Ongoing discussion with the 3rd party and borrower to complete a modification on the loan. Payment dispute on
                                           4/XX/2018 due to 3 trial payment for the mod. Appears issue was resolved and modification is still pending final documents to be completed. New servicer states new bankruptcy filing but do not see proof of this only old BK was found and it was dismissed in 2015
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute was over the trial payments on the pending modification agreement
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7568256349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to get a refund processed back to account due to duplicate payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for damage that occurred on 06/XX/2018, a tree fell on the home.
                                           The claim was closed on 12/XX/2018 with all funds released and a 100% inspection.  A prior claim was filed for fire damage that occurred on 05/XX/2017.  Claim funds in the amount of $6500 were endorse and released to the borrower on 06/XX/2017.  The claim was closed on 07/XX/2017 due to the claim being less than $10000.
5253433341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called advised western union payment was sent and gave the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4090948415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was advised of total amount due and stated he would have his wife call back to provide correct financial information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2691780810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7720351164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in and wanted to know to who the loan was being transferred. Rep informed borrower the loan will be transferred to Mr Cooper on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5156080170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in inquiring about HAMP. Servicer advised not generated yet. Borrower also inquired about escrow refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6913364003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower asked why billing statements are being mailed to attorney, and agent advised any time the borrower is represented by an attorney the statements must be sent to attorney.  Borrower did not request a change and stated does not want to pay fee to have attorney send a written request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3045292937 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Notes indicate the borrower called to get information on the upcoming service transfer. The agent
                    bid                    advised of information of when and to whom The agent also advised there would be more information sent in a
                                           Good bye Letter. The borrower scheduled a payment on loan account for $1930.28 effective 2/XX/2019.
                    [1] Written Dispute -  06/XX/2019 - borrower called for payment information promises to pay
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The borrower disputed the delinquency and the unpaid
                    from mortgagor         principal balance.   The servicer deleted reported the loan to the credit bureau due to a discharged Chapter 7 bankruptcy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 01/XX/2017.  Claim funds in the amount of $24243.80 were received and released on 07/XX/2017.  The claim is partial monitored and pending the final inspection.
                                           Attempts were made to contact the borrower with no response.  The claim was closed on 03/XX/2018 due to being aged.  The damage repair amount is estimated at $24,243.80.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8515569927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8090217110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower advised that the hardship is due to having one family income and no overtime.  The homeowner obtained money from the 401-K and scheduled a payment for $3,418.37 to reinstate the loan today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6345181499 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to wildfires as cited on 11/XX/2018.
6989409582 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower was advised payment was cancelled and of escrow analysis.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received credit dispute and deleted bankruptcy tradeline.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8407112639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and scheduled the payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3422608572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called to make a payment iao 6061.88

                                           Borrower contacted for total amount due. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6580608971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower inquired about modification and was advised they could offer reamortization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8122029124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $868.48.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4790425577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $1120.94 4/XX/19; $1120.94 5/XX/19; servicer confirmed March payment posted on 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7609553297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke to the borrower regarding a payment misapplication and advised how funds would be applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3877154439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower discussed billing statement with the servicer.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  There is no case number, filing date, or discharge/dismissal date available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2724080734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for 956.30 effective 6/XX/2019. The agent advised of the payment confirmation number.

                                           Comments show contact with borrower regarding loan status and payment. The borrower was upset servicer hold checks a week before cashing them. Borrower also disputed fees changed for late payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8275032207 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called in and confirmed the service transfer.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 09/XX/2017 the borrower called advising the floors and a window were damaged due to Hurricane XXX. There was no evidence a claim was filed or any repairs were completed. No evidence of repairs completed as of 06/XX/2019.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1256452611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5771401381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call and was provided general account information and next due dates.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8847071840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regard to hazard claim. The inspection was completed with 100% with funds previously sent to the borrower. The claim was closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5604908989 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called advised billing statement received with legal fees advised the borrower
                    from mortgagor         sometimes  fees are not added until loan mod is finalized.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called in about duplicate payments.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7707761133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower promises to pay $596.20; Fee: $19.00; Scheduled: 4/XX/2019; Confirmation Number: XXXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8918109999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated RFD is due to excessive obligations. The borrower promised to pay $1,296.87 on 07/XX/2019 and 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 06/XX/2008.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9902788588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower stated reason for default as excessive obligations and was advised of total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4796038177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3945754312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to advise that he wanted to set up payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9454827516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called for new analysis to be ran on insurance and was advised will be sent in 14 business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3979347217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The agent advised the borrower of the next payment due and the borrower requested the amount of interest and taxes paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5563657651 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to make March and April's payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is evidence of reaffirmation.  Borrower
                                           1 has not filed for bankruptcy.  Borrower 2 has filed for bankruptcy and that borrower is incarcerated.
                                           Borrower is requesting a reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3722422149 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Promised to pay $332.33 by 06/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Fee dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2686243189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made payment online and servicer confirmed it is pending.  Borrower has new address and updated it but did not get Welcome letter, so servicer resent it to new mailing address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  An insurance claim was filed and closed on 2/XX/19.
1933668497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower called in due to billing statements.  Servicer advised of total amount due & account is current and on ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8616499505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Last spoke to borrower when they called inbound to discuss the loan and asked about modification of the loan on 11/XX/2017 and they were aware that the interest rate was going to go up and asked about a possible modification of the loan. Spoke to borrower when they called inbound on 6/XX/2017 to request information on the Escrow account on the loan. No further contact was noted during the review period by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2012.  Discharge w/o reaffirmation
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4794438454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower stated they mailed the payment to the wrong address; they will place a stop on the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9406667311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The servicer discussed, billing, lien information, escrow, interest rate and loan modification with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5247534736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in to schedule payments to get loan current. The representative advised of the total amount due. The borrower stated wanted to schedule payment for today and payment for 6/XX/18. Reason for default: The borrower stated tenants has not been paying rent for about 6 months, long term hardship that is now over. The borrower declined to make post date payment for July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2669307539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about ACH payment set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 09/XX/2017, no damage.
4288456738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called demographics were verified and borrower inquired about posting status of account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4230916014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in and was advised of the phone payment fee. Borrower advised will make payment on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1290509661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Loan has remained current and no phone contact for payments was required. Borrower correspondence has been done via email last email was on 02/XX/2019 notification of servicing transfer of loan.

                                           The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported.
8279581241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1481762869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2392933118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $1358.85 by 04/XX/2019.  Borrower called in to advise servicer that she made the most recent payment with Seterus.  Servicer confirmed receipt
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9931089139 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    09/XX/2017.  Borrower was at the bank and wanted to confirm the exact amount due to reinstate the loan.
                    requested within the   Borrower stated source of funds was income and savings.
                    last 60 days           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    [1] Written Dispute -  days and no further communication from mortgagor.  Borrower has sent in generic disputes regarding balance and
                    Servicer responded     next due monthly since 08/XX/2017 .  The servicer has sent multiple response letters; last on 02/XX/2019 within 60 days and no  requesting information on specific dispute. No further correspondence was received from the borrower.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4258121847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Comments show borrower called regarding insurance lapse letter they received. Servicer provided the borrower with the contact information for hazard company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 9/XX/2017. There were no damages reported.
1114440956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment by phone dated 07/XX/14.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7351047870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called in to advise that he had flood insurance and then a conference call between servicer, borrower and insurance agent was placed where insurance agent advised that she would fax over flood declaration page.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6210191202 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to authorize spouse on the account and requested a verbal payoff.  The servicer advised can order one and in the future can order one online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7338413454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in regarding the escrow surplus and increase payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3362156483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in for the account number so can make payment. The agent provided the account number and offered to take the payment. The borrower stated would call back in 15 minutes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2374655942 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and stated they had just sent their final modification documents. 04/XX/2019 Borrower called in regarding a payment posting-did not understand how a second payment got posted, lender advised that it looked like one regular payment was applied and one automatic payment, borrower advised that she did not authorize an automatic payment, lender advised that the automatic payment carried over from the previous lender. 04/XX/2019 Borrower called regarding insurance payment, lender advised that the insurance is  due for renewal 05/25.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6743869479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to pay $647.39 by 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5798654303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower stated has payments set up for automatic deductions and no funds have come out.
                                           Servicer advised last notes from 10/XX/18 show borrower sets up 3 payments at a time.  Borrower also stated
                                           her HOI has increased from $454.00 to $2689.00.  Servicer advised this is due to loan transfer to Seterus and that borrower can shop for less expensive options.  Servicer processed 3 payments for 1/XX/19 $1326.15,
                                           02/XX/19 $1326.15 & 03/XX/19 $1326.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The proof of claim was filed 02/XX/2015.  On 9/XX/2017 comments note the bankruptcy was closed without discharge due to not filing the financials. The bankruptcy converted to a chapter 7 on 8/XX/2017. The loan was reverted back to the original terms and the cram down was reversed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
7864995049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower let the lender know he was getting collection calls and letter. He advised the money did not come out of his account,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1878425426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called returning the servicers call. The servicer advised the payment already cleared. Servicer advised borrower of refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1402324092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  An authorized third party called to check on the modification status. The representative advised that the loan is in foreclosure, but no sale date. The last modification trial payment was received on
                                           10/XX/17 and the next step will be the final modification documents in about two weeks. The representative provided the authorized third party  with the foreclosure attorney information per request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6110672776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called with questions about late fees that were previously assessed. The borrower declined to make a payment over the phone, stating they would pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8135005183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower authorized a payment in the amount of $2395.07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6866597176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Borr called requesting a copy of the payment history. It was sent to her via email.

                                           On 03/XX/2019, the borrower spoke with an agent and reviewed the loan transfer information. The Borrower accepted a promise to pay $591.03 by 04/XX/2019 online. They also reviewed the late fee of $40.77 that transferred over with the account and the Servicer agreed to waive it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: on 08/XX/2017 a claim was initiated for win damages caused on 07/XX/2017. An inspection was received on 04/XX/2018 showing 98% of repairs were completed. The notes on 04/XX/2018 stated
                                           all funds were released and the claim was closed.
8200913716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The servicer advised the borrower of the total amount due and pay history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5082927686 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      11/XX/2018.  The borrower called to request online account be unlocked.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 10/XX/2017 the water system from the well as and roof to the shed were damaged by
                                           Hurricane XXX. The borrower stated they filed a claim. However, there was no evidence of a claim being filed, or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
3941840791 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The Borrower called, verified demographics and provided and undated mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7943400849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound: Borrower wanted to know why the statement is $917.13 when transferring over. The borrower was advised that it was the total amount due and not the monthly payment. The borrower was further advised late charges can be paid at anytime.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2327372699 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9227584803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7142984944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $1453.21 4/XX/19; $1453.21 5/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2848391226 3        [3]                    LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2018.  Comments show contact with borrower regarding modification process and final docs. Borrower indication covered by  advised they were in process of sending back executed documents.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the
                    [2] Loan is in         information provided.
                    Bankruptcy             FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Filed 02/XX/2017 and discharged 05/XX/2017. Limited information on the new bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 09/XX/2017 the borrower advised of multiple damages caused by Hurricane XXX. The borrower stated the roof was damaged, there was significant water damages in two bedrooms and the living room. Also sheet rock from the ceiling came down as well as two sheds and the fence were destroyed. The borrower advised they filed a claim;
                                           however, no claim information was provided, and there was no reference to any claim funds being received. The borrower advised on 01/XX/2018 they were still working on repairing the home. No further information was provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1007258169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower was contacted regarding their payment and advised that they had already made the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2481796070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6629654806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in a promise to pay $788.18 by 05/XX/2019.  Borrower stated escrow insurance not being paid correctly. Transferred borrower to insurance department & submitted request to overnight premium for $910.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1338790010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Customer stated she didn't file bankruptcy. Service advised customer to send a forma writing to
                                           Seterus.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3131210945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in because he was locked out of the account. Rep advised he used incorrect user name, another party came on the line and spoke to co-borrower who gave updated email address. Rep advised to click forgot username. Borrower stated that they got it and reset their password. Rep advised that there wasn't a 1099-int sent in 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2459771271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and wanted to make a settlement to payoff their home for what they think it is worth. The borrower wasn't happy that a modification was done 5 years ago to extend the term. The borrower was informed that they don't do settlements and offered to send a payoff quote.  The borrower didn't want that and was advised their only option was a DIL.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2447249306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX, no damage noted to property
3750565821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1486377224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5022048895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower stated had made the payment online for $4027.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1065285234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was advised the loan was current and discussed escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2860009647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019,inquire about payment information .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property claim was cited as being closed on 12/XX/2018.
5015291448 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to verify if we had payment scheduled for this past weekend in amount of
                                           $700.00. Servicer  advised not yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2246897863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Servicer called borrower to inquire about October payment; servicer apologized that they received
                                           $1260.00 today, which will post overnight.  Servicer advised of payment amount of $1242.89 & principle balance of $223739.28.  Borrower made promise to pay $1260 on 10/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7880521413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower was advised of total amount due and wanted to verify receipt of online payment.  The borrower was advised to resubmit payment as it had not posted yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7374107433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower inquired about their loan status and payment.  The borrower confirmed they were paid through April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3958894541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  On 5/XX/2017, the borrower called in with a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7285990562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2513172579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment  of $366.18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9319183063 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of funds held by servicer $1,669.36.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 9/XX/2018 the borrower called to initiate a claim for damages caused by Hurricane XXX on 09/XX/2018. The claim was initially classified as monitored. A check for $12,847.50 was received on 12/XX/2018. The first draw of funds in the amount of $3,211.87 was released on 01/XX/2019. After the service transfer, the claim was reclassified on 03/XX/2019 as enhanced endorse and release. The remaining claim funds were released on
                                           03/XX/2019. There was no evidence of the final inspection being completed.  The damage repair amount is estimated at $12,847.50.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX as noted on 10/XX/2018.
5495467179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  A collection attempt was made on 07/XX/2017. the borrower was advised of grace period, due date, consequences, exceptions and next steps. The borrower was offered to schedule future payment but declines.
                                           Stated always makes payment on the 15th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3927887152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to customer asked next payment due provided details also provide information for the transfer and amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3459035285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact was made on 3/XX/2019, in which a third party inquired about an assumption.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
9965231608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower regarding loan status and payment. Borrower had grace period questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3202315887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called regarding letters referencing a reversed payment. Associate explained the misapplied payment and was re-posted to correct the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1054833723 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower verified their information and stated they had been unemployed.  They stated they gained employment in October and discussed modification options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6126366838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower inquired about legal fees. Associate advised some are for inspections and unsure of they other fees and informed borrower to send a letter to request the information. Comment dated 04/XX/2018 borrower inquired as to why their payment did not draft. Associate informed borrower due to the modification recast in 2015 the loan corrected itself and now accounts for interest changes. Interest changed in April and borrower scheduled payment to cure the issue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
7843116306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Notes indicate that on 11/XX/2018, a call was made and agent spoke with someone but wasn't able to verify contact. Most recent contact verified was 11/XX/2017 of which the agent spoke with the borrower to verify that a payment went out on 10/XX/2017 for $2008.48. The borrower also scheduled a payment for $2100.00 effective 11/XX/2017. The agent also verified that flood is not required for loan or payment and was not added to the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4221728147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8796588637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed and borrower scheduled payment  03/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4266200105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called customer to make payment.  Customer made a promise to to pay in amt of $774.99 by 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3540452551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to inquire about their payment amount going forward and if they can pay extra towards the principal. The servicer confirmed that the borrower can pay down the principal at any time. Who ever told them that they couldn't was misinformed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6423129130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment in amount of $650.49 and was provided with the
                                           confXXXtion number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the proeprty is located in a disaster area due to Hurricane XXX. No damage reported.
4565473051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and received their welcome call.  The borrower promised to pay $900.00 by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8943883711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9181717586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Called borrower to discuss status of account and regarding bad address indicator. Borrower confirmed information. Rep asked for Nov payment and borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3246895026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3075585150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in about his hazard insurance payments and status; not a claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5592611565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer went over welcome call and payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7253676736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay $656.70 by 7/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX 9/XX/2018 no damage noted to property.
6913146668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested a biweekly payment enrollment form; borrower authorized a payment in the amount of $2250.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1629092211 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to go over account status and recent payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8638141315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to verify insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6907560791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower was advised of total amount due and grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4851210993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with borrower, borrower called in saying that they wanted to get their loan number to make their payment and borrower agreed. Borrower declined future payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9693476158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment in the amount of $2,283.81 with fees waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1193845368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about ACH.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8592371252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments show borrower called advising her name was wrong on the loan. Servicer advised borrower to send divorce decree showing name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3710237854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The authorized third party (spouse) called and advised that $1423 was mailed after the prior payment was returned to the bank on 3/XX/17. There was no hardship. Comments show servicer discussed payment collection and grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/17 due to Hurricane XXX.  No damages were noted.
5506224826 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower received a collection call and was advised of the total amount due prior to making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed for tree damage to the roof that occurred on 05/XX/2016.
                                           The claim was noted as closed on 10/XX/2018  with all funds released and a 99% inspection received on
                                           10/XX/2018.
9402031540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in regarding a copy of their insurance policy. The rep advised to contact the insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3743445266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8266561730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called verified borrower. The borrower needed a new welcome package mailed and also the monthly statement. Sent via U.S. mail.
                                           04/XX/2019 - Borrower called to check status of refinance - transferred call to appropriate department
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.  No further details provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3563605222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower and authorized 3rd party called in for general loan information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9535397266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in for general account information. A welcome call was completed and the borrower made a promise to pay by 05/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9783686112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower asked for total open charges, servicer advised of $1495.70
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1683138900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Collection contact made on 6/XX/2017 and the person identified as the borrower then stated did not have a mortgage and disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3617785208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower verified their information and made a payment of $1,042.09 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3242220917 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, borrower called in to make a payment. 04/XX/2019 Borrower called into make a payment. 05/XX/2019 Borrower called and made a payment for the month of April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3609760844 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2018.  Borrower called to remove the forbearance plan.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A partially monitored insurance claim was filed on 09/XX/2017 for hurricane damage to the lanai screens and roof tiles. The borrower advised they had spent $3,500 so far on repairs but have not started on the roof yet.
                                           The claim was closed on 12/XX/2017 since the deductible of $6,800.00 was higher than the claim and funds were not issued for damages.  There was no evidence the repairs were completed.  The damage repair amount is estimated at $3,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.
8234714363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and made a promise to pay $544.28 by 6/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9064819314 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Advise insurance payment has been paid out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5198408419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Spoke with borrower, borrower stated she made a payment in the amount of $1,203.72 on 3/15
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6087995053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to verify payment information and also had password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1096841385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Last contact was on 04/XX/2/2018 when the borrower was reached by phone and discussed the loan and due dates and late fees on the loan. Stated issues due to unemployment creating problems and discussed negative credit reporting. Borrower stated he had just started a new job and would attempt to bring the loan current Contact attempts are ongoing by servicer and borrower is making regular payment on the loan and is not delinquent at close off review. Contact with authorized 3rd party is son of borrower and spoke with him several times as he was attempted to assist his father with the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6605323908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to speak with hazard claims department.  Servicer provided number, unable to transfer at this time, processed payment iao $991.52
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4934547218 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5887453606 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          04/XX/2019.  Promised to pay $2532.80 by 04/XX/2019 via Web.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                           Chapter 7 bankruptcy case XX-XXXXX discharged 6/XX/2011. Filing date not provided in the commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 07/XX/2018 the borrower called to initiate a claim for wind damages caused on 03/XX/2018. Two checks totaling $16,439.01 were received on 08/XX/2018. Funds in the amount of $12,151.69 were released on 08/XX/2018. The comments stated an inspections showing 90% repairs completed was needed. After the service transfer, the notes on
                                           03/XX/2019 indicated information regarding the claim was being transferred  The damage repair amount is estimated at $16,439.01.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7344106564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  On 2/XX/2017, the borrower called in and said no hardship, future payments declined and payment expectations and consequences were reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9942248470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called, stated could not access account online, stated not represented by an attorney, confirmed prior BK filing.  Servicer advised will not be able to access online account while system states represented by an attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 11/XX/2017.  The proof of claim was filed 07/XX/2017.  A motion for relief was filed 07/XX/2017.  Notes do not provide filing date, case #
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5993561772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower promise to pay $1,656.93 drafting on 01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9377009885 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower had an escrow inquiry.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  12/XX/2018 Borrower disputes current balance / amount past due.  Servicer updated applicable fields.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8487175619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to request partial payment disbursal to months owed; they advised they suffered unemployment which caused the delinquency. The borrower declined to schedule a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5274402649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower spoke with agent made arrangements to pay $741.97 to process 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8277498393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Notes indicate the borrower called to advise that May's payment plus late fee was mailed on
                                           5/XX/2018. The borrower advised the payment was mailed with the payment coupon. The agent advised the borrower of the payment amount changing due to the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3576453824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and made a payment of $967.49.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3451502183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8407967173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called promised to make payment by 5/XX/19; completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8385068236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to make a payment in the amount of $3366.04 by 03/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8079590966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and the equity accelerator program was discussed. A promise to pay was made for 5/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1909782748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent regarding the credit reporting, reviewed how payments were applied and how often the servicer reports to the credit bureaus.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9370501334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called to request a copy of 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4786086984 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2018.  The borrower advised that they never declined the disaster forbearance. The borrower was advised indication covered by  to send in an application and financial documentation.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 11/XX/2017, the borrower advised that there was minor roof and fence damage due to the disaster. The borrower stated on 12/XX/2017 that there is about $6,000.00 worth of damages. No further details were provided, and there is no evidence of an insurance claim or completed repairs.  The damage repair amount is estimated at $6,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area. No damages were reported.
7385973245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called about payment made by speedpay which was returned due to account issues.
                                           Borrower will check with bank to verify account number.  Borrower made promise to pay $668.35
                                           06/XX/2019 - borrower called for year end information - promises to pay $668.35 by 07/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3223806278 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called wanting to verify if the payment has doubled since the statement showed the
                    from mortgagor         loan was due for $2,800.00  The representative advised that the statement had been sent before receipt of the payment.  The letter could be disregarded.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A debt dispute letter was received on 07/XX/2016.  Written correspondence was sent on 09/XX/2016 to the validity of debt dispute.  A copy of this response was requested on 07/XX/2017.  On 08/XX/2016, the homeowner wanted to appeal the offered interest rate of 4.625% (down from
                                           7.125%) and was informed could write a letter.  The borrower wanted the payment lowered to $1,100 due to family members living in the home.  The dispute appears resolved as the modification was finalized on
                                           12/XX/05/XX/16/XX/27/2016.  Comments show the borrower was in bankruptcy which has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8512294377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower was reached and stated he had mailed payment and asked not to call until after end of grace period.  Servicer explained policy of calling after first.  Borrower has not returned a call since.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2136688021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower regarding loan status and payment. Borrower questions billing statement didn't show partial payment. Servicer advised as long as she made full payment it was fine.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX 9/XX/2017 no damage to property noted.
9841626874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower called in to verify account status. The borrower promised to bring the account current soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX 9/XX/2018. No damage reported.
1009089120 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get payment and escrow information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1007828592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called to check payment amount because it has increased since modification.  Agent explained it increased due to escrow shortage.  Agent also advised borrower needs to send in proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9666807898 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in stating is trying to refinance and requested a payoff.  The borrower noted
                                           on 06/XX/2019 a potential upcoming illness and requested guidance to defer a payment and information regarding the relief programs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8826037348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to confirm account was current and get their online access reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4892516587 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  The borrower called on 02/XX/2019 due to loan was being transferred but they had a check with the indication covered by  old servicing company's name on it. The servicer advised to send it in and they would cut the borrower a check
                    insurance              for the amount.  Borrower is deceased and Executor/XX/06/XX/25/XX/16/2018 indicated the property was located in a FEMA Disaster Area due to Hurricane XXX.
                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
1469796309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5024698455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to discus payments made on account and also to advise that they are no longer represented by legal council.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2787360979 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  The borrower called for a status update regarding insurance.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 06/XX/2017 for the insurance department contact information citing roof damage. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6426358168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer completed Welcome call, borrower called in about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3950720078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to pay $1,291.85 by 05/XX/2019 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3347042406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6125600321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and inquired on re-amortization and was advised of the application to determine eligibility.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3436396971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to ensure their mortgage payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Damage was noted in a comment on 10/XX/2017 as damage to a door that came off, and the borrower was given a disaster forbearance, but there was no subsequent mention of the damage so it is presumed to be repaired.
6132308443 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Contact made with the borrower to discuss the billing statement. The borrower stated no assistance was needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Bankruptcy information was not provided within the 3 month retouch period.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2306830076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9705263002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to verify that the ACH had bed set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4208090337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called to get assistance with online account and password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7653787792 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in to make March payment and setup April payments also had questions about additional fees on the mortgage statement
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the prior servicer foreclosure fees of $1035.00. The agent advised the fees are to be paid by the end of the loan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
6187751001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2171668468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to cancel payment for 1/XX/2019 and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1773556186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  05/XX/2017 - talked to authorized 3rd party - checking payment status - advised payment has been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4201692810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  There is no case number, filing date, discharge/dismissal date information available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5184264155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to make a speed pay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6254454077 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Credit servicers called in to see if we can get verification of mortgage with customer on the line, advise her yes, we can just need  to speak with borrowers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7486181793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower stated that had set up a payment with the prior servicer for the 15th.  The customer did not want to be late on the payments and inquired if the new servicer has an extension.  The agent confirmed that the automatic draft for the 15th is okay and informed the caller that the loan is not reported delinquent as long as the payment is made within the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7531150660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for assistance to set up loan account on servicer website and schedule payment online. The servicer the walked the borrower through the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2582152895 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5239389008 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4177341043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower regarding loan status and payment. Borrower completed promise to pay and discussed reinstatement with servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1303371916 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in and promised to pay $1005.44, by 4/XX/2019. Borrower also wanted to know
                    and documented         if payment posted and if account is fine.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1341864460 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9610672757 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2016.  Unauthorized third party called in and stated reason for default was death of the principal
                    and documented         mortgagor. They stated they are the executor of the estate and the borrower was deceased. They requested the overnight address for a payment.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2704185953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3457941431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  BORROWER 1 calling to make payment. Verified prior notes. Borrower is always outside grace period an is spending 450+ on late fees. States is trying to save enough to start making payments. Took Finns surplus
                                           89. States had $900 to pay bathroom sink repair. Had large water bill. Bathtb repair. $300. Is trying to set up savings plan but small repairs keep getting outflow. Son helps sometimes but not enough or consistent to
                                           count in  FINNS. Advised borrower that I cannot add    work, no extension new work number when verified FINNS.
                                           Advised self service options and KYOCC.COM and self service options. Processed Speedpay1: $1000.52 4/XX/2018;
                                           Confirmation Number: XXXXX ;FEE: $10/XX// 03/XX/2019 The borrower called to get hoa information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8204005939 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7775188776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower stated that he mailed the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7862030571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and made a payment of $2,586.67 for 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5315446772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Spoke with borrower, borrower called stating that she made a payment and the funds was still in the account, pulled up the payment information to verify the account. Advised borrower the account information didn't look correct and I advised the borrower that we can set the payment up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3978954424 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The last contact with the borrower was on 09/XX/2017. A payment inquiry was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6704826688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4329945092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party inquired on if the quit claim deed was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2792830720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1310610790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the customer called in and set up a payment arrangement and also advised that someone came out taking pictures of the house and they did not want to get a $15 fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2570242510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  04/XX/2017 Borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7897740082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  An authorized third party called in asserting fraud requesting information on 'GCA' and stated
                                           would send over fraud information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2590146438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  (3/XX/19)Authorized 3rd party called in to make payment in amount of $2106.52

                                           The 3rd party(spouse) called on 6/XX/19 to make a payment of $2109.78
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9337592319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Demographics verified by the Borrower.  The Borrower made a promise to pay. KYOCC provided. No call attempts during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed 01/XX/2014.  A motion for relief was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2026491529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized third party called to confirm transfer to new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4374180188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called due to confirm account status. Agent confirmed that loan is due for December and that ACH is in place
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8904191137 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment via web by 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2512974430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower wanted to confirm the status of the payment.  The servicer advised to allow 24-48 hours for funds to post.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5648698320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Authorized 3rd party inquired about modification status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7014051193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called and stated that she had a payment scheduled for the 15th but it hasn't gone through yet so she scheduled another one and just wanted to make sure that it wasn't doing to double pay.
                                           Servicer confirmed there is only 1 payment scheduled, and its for today.  Borrower asked about waiving the late fee and servicer advised her to send in a written request and gave her the fax number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2592975297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called stated that could not process an additional principal payment on the website.
                                           The agent advised that once an outstanding lender fee of $0.88 was paid, it would be possible.  This fee transferred from the prior servicer and the customer was upset and ended the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9149662487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower called in to request copy of the 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.  Plan confirmed 02/XX/2013; bankruptcy terminated on 06/XX/2017
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1358003373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower inquired about billing statement showing a double payment. Advised borrower is only due for December in the amount of $2466.61. Seterus has changed the billing cycle and the statement came out earlier in the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1923771352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called regarding payment increase. Servicer advised of change in escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8311026705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower inquiring about April payment not reflecting, representative opened a research request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3367386919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for $2,203.09 effective for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3383952868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquired about service transfer and servicer gave welcome call information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9804912292 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called in to request 1098 tax form and to schdule payment on the account. Borrower indication covered by  stated reason for default was due to income reduction.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof, chimney, and patio.  The borrower did not have flood insurance and stated no claim was filed. The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1826835443 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about a letter received and a check for $.73. The agent explained the shortage and loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9139036392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower advised is able to make a payment for two months. The representative verified prior notes that the borrower had fallen behind due to extra expenses with tuition and book costs for grandchildren.
                                           The borrower advised that is correct. However, everything has been settled and will be back on track moving forward and within grace period and due date. The borrower typically makes the payments via mail or online.
                                           The representative advised will call every 5 days. Payment was set up for October and November so no calls until December
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8439190790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called and had questions about the billing statement and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5076594665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to schedule a payment for month end. The borrower is experiencing a temporary curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8255772528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer gave welcome call information and borrower made a payment over the phone. The know your options site was counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6183239099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
2501084797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8271819692 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The authorized third party called in to obtain the new payment details.  Borrower is deceased and
                    and documented         Executor/XX/05/XX/18/2018. There is no evidence of unresolved property damage as of the review date.
6370845791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call from borrower.  Borrower called to payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9859891455 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower they called to get the estimated payoff on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6362861784 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in to discuss status of account and would be making a payment. Borrower wants to
                    and documented         authorized their spouse on the loan as an authorized third party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8240156984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Comments show contact with borrower regarding disaster in area. Borrower advised business affected and they had tree damage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017. A claim was filed for hurricane damage.  The claim was closed on 02/XX/2019 with all funds released and a 100% inspection.
5345070284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower advised they were having a short-term hardship due to tenant non-payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
1226948133 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  An authorized third party called to make a payment and to check to see if autopay would transfer
                    and documented         over with the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3640152941 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2018.  The borrower called in to opt out of paperless billing and also stated locked out of website. The
                    from mortgagor         agent assisted borrower in unlocking website. The agent advised has lender placed insurance. The borrower authorized agent to process payment in amount of $5027.92 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing account status through XXX. The servicer updated applicable fields to show current as of today 06/XX/2018 and show payment history through
                                           05/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4289458124 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called in for online access and to request late fee removal. Borrower ptp 1128.50 by
                    from mortgagor         3-12-19 via web
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute noted. Applicable fields were update to show corrected information with borrower documents that were provided. Dispute was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7299254409 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called in to ask why their payment went up; the agent explained the payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6392541230 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018 Borrower returned a call. Borrower was advised call was in reference to payment due. Borrower advised scheduled a payment for 11/XX/2018 in the system already.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8059188967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called in regarding loan transfer information and to inquire about escrows. A payment was scheduled for 04/10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7842408596 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  On 03/XX/2019 Borrower called for assistance with setting up online account. Borrower was
                    and documented         assisted.  Borrower is deceased and Executor/XX/21/2018.  The dispute type is Verbal and the reason is Fee
                                           Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                    [1] Verbal Dispute -   The borrower disputed the inspection fee. The agent advised cannot remove and if wanted to dispute further to
                    Servicer responded and send in writing.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1372084633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to pay $1052.58 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5080657909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated chapter 13 BK is discharged and was advised that they would continue to receive BK notice each month until the case is fully terminated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2371546900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Unauthorized third party called to get fax number to send in updated proof of insurance. On
                                           5/XX/19 The borrower called to the insurance dept she advised that she put in a request to  remove the LPI line and she changed the date so that the LPI does not get paid out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2393212908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4411382366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding a shortage. The borrower was advised of the increase in escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7541578709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  07/XX/2018 - talked to borrower -- promises to pay within the next few days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9653759917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in wanting to make the payment. The service rep advised the borrower of the free options and the $19 processing fee. The borrower opted to make the payment in the amount of $953.13 including the $19 fee set to draft on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1747475524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer provided welcome call info and borrower updated contact info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6839078220 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to get the address to send in his escrow shortage and referred to reamortization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6210661555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to schedule a payment in the amount of $2280.15  for  3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2837261665 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called in to inquire about loan number and reset website password. Borrower scheduled
                    from mortgagor         payment for 06/XX/29/XX/08/XX/12/2012 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. Property damages noted.
7086802106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9519764468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated they needed their 2017 escrow detail letter. Comment dated 10/XX/2017 borrower stated they did not have the money for the payment and they are working on getting it. Borrower was unable to update their financial situation and scheduled payment for 10/272017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1070014865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in regard to securing a payment for July.  The servicer confirmed the total amount due plus payment expectations. No programs/options discussed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7684438638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called regarding the September's installment. The borrower stated that the payment was mailed on 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
5907990125 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6653094155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7702994231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke with an agent and wanted to verify that their autopay went in. The agent advised that everything was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6096235692 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer stated they plan on making the payment on 10/XX/2018 when they get paid. The customer declined to set up a payment as they were at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9151313098 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  The authorized third party stated the borrower just bank wired from the bank in the amount of
                    from mortgagor         $58,629.92 today. The representative advised active foreclosure sale date 12/XX/18 will be removed as well as remove public record. The authorized third party stated the borrower aware next payment will be January 1,2019 and have grace period until the 16th to avoid late fee.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting for the prior bankruptcies filed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  Bankruptcy chapter 7 case# XX-XXXXX filed 8/XX/2014 terminated without discharge 3/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX Wildfires noted on
                                           12/XX/2018.  No damage was reported.
7096989746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower discussed repayment plan, welcome call information, and knowyouroptions.com.  They made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2902294970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer completed the welcome call and updated account information. The rep also counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9945180048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the payment options, website information and disclosures. Borrower called in to make a payment. The representative advised that the full account details were not available and should be in the next few business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4772741037 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called and scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1149551457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in because his interest rate was going up and he wants to over payment. Agent advised borrower of modification and provided website as well as fax number so that he could send docs in
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6792120607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called in to have password reset
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3150658115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to inquire about a payment and to discuss RFD illness.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7341901587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  04/XX/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9623489255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The authorized 3rd party called to get tax information resent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3266656851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2560770572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for payment information and set up reinstatement. The welcome call was completed. The borrower stated had a reduction of hours at work and is now ok.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7378269237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in with payment processed payment of #1,134.67.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2857509971 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A welcome call was completed; borrower inquired about a payment posted on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4801438032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1457675587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4313440046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to check why his payment has changed.  Servicer advised payment changed due to escrow, statement mailed on 12/XX/18 advised that if escrow shortage was not received within 30 days the difference would be spread out over the next 12 installments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7111300324 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in to get address to send in hazard insurance
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute was just brought to new servicer on 3/XX/2019 regarding missing payment that the previous servicer is showing was missed in March 2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1728265055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to ask if payment in the amount of $370 can be applied towards next installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8659910712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5527920531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to set up payment iao $750.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9043199616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment in the amount of $2392.92, but after the payment processed the borrower stated would not have the funds until tomorrow the servicer was unable to cancel or change the draft at that point.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9497802643 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower inquiry in regards to the escrow spread amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3247786220 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to inquire about a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7633240912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8800097492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 3/XX/2018, the borrower called and stated the reason for default was marital difficulties but the borrower wanted to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4900515944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower wanted to know what the remort did for him.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8404297032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding the escrow increase.  The escrow payment was re-analyzed on a 36 month spread to bring it to a reasonable payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2849083483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called in to scheduled a payment over the phone. On 6/XX/2019, borrower called and promised to make a payment of $1,190.28 to pay by 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1745187321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/18  Borrower wanted a 30 year fixed rate loan and equity loan as well. Agent advised borrower they have to go through the bank to have that done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5103811456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and advised of payment reversal.  Borrower scheduled payments for Feb and
                                           March in the amt of $1685.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4893498681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in for account information and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The collection comments date 04/XX/2019 mentions "inbound bankruptcy call" there are no additional evidence found in the most recent collection comments of details of the bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5488072313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment iao $1895.52

                                           Borrower called to make a payment than completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9369973480 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  The borrower was advised that a complete copy of the adjuster's worksheet.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Damaged Interior - TITLE ISSUES: There is no evidence of title issues.
                    Active insurance claim PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was
                    and funds held by      filed for water/XX/30/XX/27/2019.  The damage repair amount is estimated at $18,000.00.  Property repairs have
                    servicer with          not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                    indication of related  ADDITIONAL INFORMATION: NA
                    contractor bid
                    sufficient to cover
                    repairs
9426750777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about the escrow balance advised customer that he no longer has a cushion and his shortage amount and payment amount change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2196437823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called for general account information. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1387800697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see if insurance is being paid. Servicer advised yes and they just disbursed a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1753184032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to schedule a payment. The agent scheduled payments of $1548.09 for 9/XX/2018,
                                           $1503.11 for 10/XX/2018 and $1503.11 for 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage was reported.
6618804123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to confirm the account was current and to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3383943567 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower was advised was no longer represented by attorney and the bankruptcy was discharged.
                                           Borrower was advised to send that information in writing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1076697556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7971787498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to inquire about letter he received about loan being transferred to new servicer effective 03/XX/19.  Servicer confirmed letter is correct and legitimate.  Servicer explained he will get a packet from the new servicer with new account info soon.  Borrower stated wants to make a payment for
                                           March, wants to confirm that it will post to his account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4341189120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called with escrow questions,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3962073462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6454168426 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower wanted to confirm the payment had been processed and was advised it was.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written credit dispute received and credit fields have been
                    [1] Written Dispute -  updated to reflect account current.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The homeowner reported minor exterior damage on 10/XX/2017 from the hurricane.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. Minor exterior damage reported and no insurance claim filed.
1954673000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower inquiry in regards to the amount of months delinquent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6249775758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4017973017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 035/XX/2019 the customer called to reinstate their loan.  The customer advised they do not have an HOA and home is renter occupied.  The customer scheduled a payment in the amount of $2203.84
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3832437662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower stated that will be making payment today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5840503082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called and spoke to borrower who scheduled a payment for $1156.03, for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8803196238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about the escrow analysis and updated the card information on file.  The servicer advised that the payment drafted from the bank account; not the card.  A new escrow analysis was completed upon request; and the new payment for $338.82 will be effective on 07/XX/2019.  The homeowner was provided with the Know Your Options website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8959264637 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in payment for $1,079.39 for today.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states she made a payment to the prior servicer and it wasn't credited to her account.
                                           Servicer researched and found the payment in question had been applied to her account.  The dispute was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5012843389 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit reporting dispute was received on 06/XX/2019.  The
                                           AACER documents reflected the property was reaffirmed.  The dispute was resolved and the account was updated on 06/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6415679385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about account information and loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1415622549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2543229211 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in to make a payment and state that has not been reporting to credit since
                                           10/2016. Agent submitted ticket to have issue reviewed and corrected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6750040715 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Authorized third party called to make payment on account.  Borrower is deceased and
                    and documented         Executor/XX/02/2007.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2671396599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Authorized third party,borrower's spouse, called in about statement received showing 2 payments due.  Servicer explained statement went out before payment received and to disregard.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: FEMA disaster 10/XX/20/2017; no damage noted. Disaster not referenced in notes referenced in letter writer.
8065410635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8560123416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4045165872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to follow up on final documents, stated they signed and returned on 09/XX/2018.
                                           Associate informed borrower of the new payment of $546.25 and borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3588153876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower verified their information and discussed their automatic payments.  They discussed their escrow balance and how their escrow pays their taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed
                                           09/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4984670920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer called because XXX was not reporting on this credit. They were advised a credit integrity request would be sent and it could take 24 to 48 hours.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9661072977 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regards to billing statement they received referencing a late charge and who is receiving the March payment. Associate informed borrower the late fee is for the month of December as no payment was received and fee was paid when the December payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 02/XX/2019 Property is located in a disaster area. No evidence of damage.
5983541730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in to fix account that the payment was made from in error.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6303678221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to see if their payment had been received and was advised yes, it had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3901713310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment for $1,388.03 on 06/XX/2019.  Borrower unable to to make payment online, and advised the borrower will need to return T.I.N. letter so servicer can update  his account information.  Mailing T.I.N. request letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4449783800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about why mortgage payment went up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1748989416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to order an escrow analysis. Agent advised of the upcoming servicing transfer to the new serivcer. Borrower stated will wait for the analysis due to the pending servicing  transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.  A motion for relief was filed 09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1344502219 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2018.  Agent called for payment.  Borrower states rental home is vacant and has been unable to rent.
                    insurance              The borrower is interested in a modification and stated sent $1000 payment from bank to Servicer.  Agent confirmed receipt and assisted borrower with modification document access.
                    [3] Title Issue -:     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason
                    Liens not Perfected    is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes that he agreed to do a deed in lieu and therefore should not be charged any fees
                    [1] Verbal Dispute -   associated with it.  Agent advised to send a written dispute.  No evidence any received.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  Title was being searched for possible deed in lieu and found to have judgments on record.  The commentary dated 08/XX/2016 noted several potential judgments against the borrower and other deed holder that would need to be resolved to move forward with the deed in lieu.  The file was closed without resolution.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower noted on 03/XX/2018 the property was damaged by a prior renter and has been vacant since 2017.
                                           Repairs were needed to the floors and paint and needs new windows.  The borrower noted on 04/XX/2018 was in the process of completing the repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
7052648570 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7914458639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower call wanting to know how the escrow analysis works
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3119896506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower stated that payday has not come yet and payment is currently scheduled to pay on 29th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2650802842 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called in about insurance payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 09/XX/2017 the borrower advised the roof needed to be replaced after the FEMA disaster. The borrower stated
                                           they did not file a claim due to the $5,000 deductible. There was no evidence of any repairs being completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
4688321912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to inquire about a payment which was sent, needed correct routing number. No reason for default provided. Processed payment in the amount of $1180.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4766087867 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called to request payoff quote.  Borrower stated RFD is illness of principal borrower.
                                           Servicer advised borrower of total amount due.  Borrower stated that she just made the Feb installment over the phone.  Borrower stated that she had gone to court with the last servicer for the loan regarding modification & the judge ruled for the loan to return to the reg loan agreement.  Servicer advised borrower to fax over proof, provided fax number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7092257716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments show borrower contact regarding  possible natural disaster, borrower advised they were no affected. Servicer process payment and counseled the customer on the self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
7809151476 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Comments show contact from third party regarding deceased borrower. Agent went over deceased
                    and documented         borrower script and advised third party they would receive letter in the mail. Servicer advised nothing further could be discussed until executor documents received.  Borrower is deceased and Executor/XX/19/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5227085180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8546773173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in concerned that had received letter stating that Forbearance would be ending soon. Borrower does not remember doing forbearance and agent advised has been current since September.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1751534647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Outbound collection call to the borrower resulted in them stating they had made the payment through their banks bill pay. Servicer stated they have not received the payment for December.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2439770976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party scheduled a payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6349273074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 Borrower called in regarding refinancing.Agent went over current loan terms and refinance company name.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1618150026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018 Borrower called stated opted out of Modification and want to inquire Repayment plan option. Borrower was advised repayment plan payment for 7 months and stated will discuss it with spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7057940109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Non-authorized 3rd party called to make a payment in the amount of $1581.16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1677990682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2016 reflects that the property is located in a disaster area. No damage reported. The property is also located in a disaster area due to Hurricane XXX which is not noted in comments provided. No damage reported.
4382329343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Commentary states borrower called in to advised final modification documents have been received and returned. Borrower was advised of the modification process and effective date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6253481272 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A3P called in regard to text received.  Servicer stated that payment was submitted in March & was returned due to invalid account number.  A3P stated will resubmit the payment and confirm he enters the correct information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3454143652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, borrower's daughter was on line and needed to verify some loan information. ROA.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8976153881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2724443824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The servicer advised final executed modification documents were received and provided the next due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5461184489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called about issues getting reinstatement quote via fax.  The borrower requested it to be emailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6592789918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower made payment
                                           03/XX/2019- Borrower made a payment for March. Agent setup payment for 3/XX/2019 per borrower request and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9304034100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to promise a payment of $857.08 via Bill pay by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5037694033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $1276.44; called in for loan number and gave permanent 3rd party authorization to her daughter for life of loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8504672900 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   06/XX/2019.  Borrower called in inquiring about escrow shortage.  Payment scheduled for 7/XX/2019.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason
                    appears issue is       is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  Servicer responded to Experian credit dispute, updated applicable fields to show loan status as of
                                           09/XX/2018 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2255900664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4202323360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower stated they would be paying remainder of the payment on Monday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3321040548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to discuss a notice sent about the past due amount and was not aware of delinquency. The borrower advised the December and January payment would be sent in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6689452407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called made regular payment $1,619.63 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 11/XX/2018 reflects that the property is located in a disaster area due to XXX wildfire. No damage reported.
3560039754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for 04/XX/2019 and asked about setting up an online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6639735016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Completed welcome call with borrower. Borrower also completed payment by phone in the amount of
                                           $695.45.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $13666.74 were endorse and released to the borrower on 12/XX/2017.  The claim was closed on
                                           03/XX/2018 due to the account being current and being less than $20000 per hurricane guidelines.
3161804409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and said paid the .83 for payment in May and should not show behind.
                                           Submitted payment correction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3359190943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-  Borrower spoke with agent discussed account and insurance and taxes.

                                           3/XX/2019- The borrower called to authorize spouse on the account and find out why payment increased.  New servicer has not received escrow analysis yet and advised them to call back on 15th.  The servicer went over welcome call information and advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4611339669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last contact with the borrower they promise to pay 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4496083896 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2018.  Borrower called to verify payment status. Borrower was informed according to the loan indication covered by  modification agreement in 2010, the borrower agreed to defer the payment  of $59385.27 which is due at the
                    insurance              time the interest bearing principal balance is paid or sell the property or reaches the new maturity date .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 11/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5047690917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment of $ 647.99 scheduled for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7938956296 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was advised of total amount due and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6848937394 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/20/XX/31/2019 states the ch 7 requirements are not met to close.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5397948983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding escrow analysis and billing statement. Borrower scheduled a payment of $1,639.66 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9354104295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called that was getting notices about being in bankruptcy. Advised that the borrower is now discharged but not reaffirmed told to contact the bankruptcy attorney for information on reaffirm, call ended before payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8677359807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower called in reference to the note on the home. Borrower was advised and family member name is on the Mortgage as well.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6365598313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a payment of $2,009.97 by 7/XX/2019 and advise servicer she received a county tax billing and will mail in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3968007919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by a hurricane as noted on
                                           09/XX/2017.
9074172469 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make a payment and to advise reason for default due to business is slow and due to on disability.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7213593338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  06/XX/2017 Borrower called in to change the ACH payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8967785737 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower promise to pay $1,083.42 drafting on 04/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7904378446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in and code was not working to have key made for property. Agent advised that will contact property preservation for assistance with this matter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1525264529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to receive their payment confirmation as they stated they hadn't received it yet. Agent advised they would try to put in the request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1018741369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired on payment increase and was advised of payment change due to escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is evidence of reaffirmation.  Comment on 10/XX/2014 states a reaffirmation was filed then the bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area per the comment on 3/XX/2018 due to
                                           Wildfires, Flooding, Mudflows, And Debris Flows. No damage reported.
4475819955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to provide check information (check number, amount of check) due to putting an old loan number on  the check
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9071672406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Agent took payment and went over financials with borrower and set them up on repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6369954662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule $1952.45 payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9569637454 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower inquired about automatic payment set up and the welcome call was completed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed on 12/XX/2018 because the payment was not withdrawn on time as directed. The borrower was unaware they needed to reset the ACH data after their modification. The issue was resolved on 12/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4355406778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower advised made the payment to Seterus,  but it has not shown up yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 05/XX/2018 Property is located in a disaster area. Disaster type not provided. No damages noted.
3529128707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see why the payment was not taken out. Lender advised due to invalid check information. Borrower schedule a payment for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9364789847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower completed welcome call and inquired about the status of the modification, the agent advised missing documents and the borrower needs to sign and send back/ The borrower also made a payment of
                                           $1700.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5540723725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to see what policy is on the pmi and wanted to know how to get the pmi removed.
                                           Requested MI cancellation package.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7176060283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  borrower called regarding payment arrangement, though he had already setup. The last contact with the borrower was on 03/XX/2019. the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6574341541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7696882149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9328455845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding a letter she received on insufficient coverage. The borrower was advised that the property was fully covered but was sent the incorrect mortgage clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2010 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2368616416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in regarding a letter received stating is due for June and July.  The servicer advised the statement went out before the payment was posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8912795441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to go over auto payment information and confirmed general info on the account. The last contact with the borrower was on 04/XX/2019. The customer called in to confirm loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3404869595 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to get information on their 2019 property taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9679831854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  4/XX/18 Borrower called in regards to payment.  Borrower will make bill pay at end of month
                                           Borrower wants to authorize spouse on acct.  Submitted request for auth form to be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Comments makes mention to BK but does not provide any information on Bk.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6807206067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower was called and set up 2 separate payments that would bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6107154348 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer scheduled a payment of $610.42 for 04/XX/19, confirmed the loan was service transferred, and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3028823194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019, Welcome completed, borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3290052697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to inquire about the payment. Rep advised next due date. Borrower went ahead and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5734055035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to see if he is making the correct monthly payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6315608262 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to get account status because stated didn't get statement from servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1996176632 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower requested a copy of their Not document Via E-mail. The servicer advised the borrower to allow 2 business days for processing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit report reflected payment past due. Borrower sent information to representative and advised servicer will dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed 10/XX/2016.  No original filing information provided. No dismissal date
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1581820361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7326116354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get information on bi-weekly payments.  Servicer advised it has to be prepaid and sent borrower form.  Borrower requested payoff statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2050488336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1886460733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $1395.83 by 4/XX/19.  Borrower called in to discuss his escrow, wanted to know if servicer escrows his taxes & also requested a copy of his 1098 tax statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2112018852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss the loan transfer and payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8170561987 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Per commentary dated for 04/XX/2019, borrower called in to inquire about insurance payment .
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5264370938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to change payment in amount of $1726.84 scheduled for today to 06/XX/2019.
                                           The agent changed the payment date to 06/XX/2019 and advised that the confirmation number is the same.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1897328714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in on 5/XX/2019 to discuss a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9260627139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower asked what are options for paying off balloon payment since doesn't think will be able to afford it after the previous modification. Advised borrower could refinance two years prior to the maturity date or set aside $202.00 in savings account each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2503158127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was called in reference to payment due. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9056087372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment in amount of $1813.82 to be drafted 05/XX/2019 and was provided with the confirmation number. The agent went over escrow shortage with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Comment dated 05/XX/2019 reflects discharged bankruptcy. The details of the bankruptcy not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3504596807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  An unauthorized 3rd party called in with the borrower on the line to inquired about payment history. Rep advised there were no 30 day lates in the past 12 months. 3rd party stated that was all they needed and ended call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6253872437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3907954217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to schedule a payment in the amount of
                                           $1,606.25.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is in disaster area due to
                                           Hurricane XXX. No damage reported.
3190165345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated they received a statement that states the borrower is past due.  Servicer advised as of the statement date, payment had not been received.  Servicer asked borrower to secure August payment, which the borrower declined
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4314647448 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3606821288 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to confirm March 2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9879652074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5522979855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3504683446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2847261362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to request a payment for the hazard insurance.  Transferred the call to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8044979097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019, the borrower called in about the loan transfer to Nationstar.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2639482302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9445266580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $904.14.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7061525267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower was contacted and stated that their daughter had just gotten a job and would have a payment next week.  They declined to set up a payment as they weren't sure exactly when they'd have funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2814802230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9322289391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower was advised of trial modification payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2683905216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower discussed a $98.90 fee for their BPO.  They were advised the BPO was necessary for their modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  There were no damages reported.  The borrower reported an insurance claim in the amount of
                                           $5,746.47 for fencing and interior repair.  Repairs have been completed.
3462130597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was called to inquire if closing docs were received and stated they were and they would return them in the next couple of days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3057857259 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    [1] Mortgagor Deceased exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8870938724 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 07/XX/2018.  Borrower requested payment history.  Borrower was told last 5 payments were received on time, but credit report shows the last 5 months as delinquent.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5672657695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7625184920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and inquired on updating the auto draft date. The borrower was advised to make any changes on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3114382462 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  The borrower called on 08/XX/2018 to discuss the modification process as well as inquire if a
                    from mortgagor         refinance option was available.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Multiple responses were issued regarding a credit dispute.
                                           A response was last issued 02/XX/2018. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. A claim was initiated on 11/XX/2017 for damages caused by the hurricane on
                                           09/XX/2017. A check for $11,270.25 was received on 05/XX/2018. The notes on 05/XX/2018 stated the funds were released and the claim was closed.
6691950485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and discussed rpp with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6350058079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called in to make payment iao $774.03 and was provided confirmation number
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8484623473 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     06/XX/2019.  The customer called in disputing the corporate fees on the account. 06/XX/19 and was advised the research request was still open and could not close it until more information was reviewed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The customer inquired about corporate fees that were on the account. The customer advised has never been in foreclosure and should have applied the $25 for principal to corporate advances.
                                           The borrower was advised the bankruptcy was not reaffirmed and the borrower stated the account should not be escrowed for insurance.  A research request was already open and will need to wait to close it until more information is reviewed.  The borrower stated will contact lawyer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6296349089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower stated that he didn't received his statement and can't mail a payment without his statement. The borrower made a payment of $1,724.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8038210158 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1990870473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  borrower called inquired about fees advised was for property inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2228041693 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2018.  On 02/XX/2018, the borrower called to ask about an insurance letter he received, and the agent indication covered by  advised that the insurance premium would be paid in March.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] MI Not Being Paid  FORECLOSURE: No evidence of current foreclosure activity.
                    As Required            BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted property damage on 12/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
4091463836 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to verify that payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5204046838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in about payment history.  They were advised of turnaround time and to check in a few days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5409366584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  7/XX/18 Borrowers called and asked total amount open on loan after disaster forbearance.  Rep
                                           than advised customer of amt.  Customer made the statement he will mail it in.   Rep then advised customer of
                                           self service options on the website.  Rep updated new email address.  Rep then completed emod interview and sent BRP to customer with the promise he would return docs by 8/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 07/XX/2018. No damages were reported.
9159203907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called about an escrow statement received.  Borrower also asked about application of overpayments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1777375480 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower inquired on automated payments and was advised that payments are set-up for 15th of each month.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit report dispute regarding payment history. Service updated to reflect 30 days past due
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1856794237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called stated he is ill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4818290442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2087096827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower spoke to an agent and requested a recommendation for insurance. The agent transferred the borrower over to the insurance department to see if they were able to assist.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 10/XX/2017. There were property damages, however they have been repaired and the claim closed out.
7503916274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called in to request letter showing that loan was transferred and not in foreclosure.
                                           Agent advised that they could have something sent to him and informed borrower of total amount due. Borrower stated that he has it set up on bill pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3468047598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Contacted borrower for total amount due, stated that borrower 2 handles payments and to contact that person. No additional information provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                           Minimal details of bankruptcy filing.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3553899703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5366961870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called for escrow balance and their maturity date. Comment dated 01/XX/2018 borrower called wanting to set up auto pay. Associate informed borrower they could complete request online and it would not start until next month. Borrower called to confirm receipt of payment that was mailed on 12/XX/2017.
                                           Associate informed borrower of ACH and borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7185933783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments show contact from authorized third party wanting to know why they keep receiving calls.
                                           Servicer advised due to request for assistance, the third party advised they have already resolved the matter a different way.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by a Hurricane as noted on
                                           09/XX/2017.
8844785810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Payment scheduled for 03/XX/2019.  Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4500752155 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called in to get information on the modification and maturity date.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4519332069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower who stated should be receiving late fee if pays after the 16th since prior servicer did not charge.  Placed borrower on hold and line was disconnected upon return.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1085388962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding a double payment made.  An ACH payment was made and also a payment was made via Speed Pay which the borrower states they didn't request.  The borrower states there should not be an overdraft as they caught it in time and transferred funds.  The borrower requested a refund which the servicer requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2181977554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Servicer called to collect on past due amount.  Borrower advised has deposited $1190 into bank today to make loan current.  Servicer processed payment iao $1190 for 3/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7888703404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called and stated the reason for default is due to curtailment of income due to losing steady  contract job at the time. Plans on making a multiple payments until caught up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4331262312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Borr called to make a payment iao $1757.87 on 05/XX/2019.  Borrower also inquired about his credit score dropping because of the transfer of servicing. He was advised that the score would go back up after the 60 day transfer period.

                                           Borrower inquiry regards to missed tax payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3823651853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7839203291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2018, borrower called for password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6762324553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9511313498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule a payment of $1,657.06 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6647824854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called regarding modification documents received in the mail, stated there was no place for a signature. Advised borrower that the documents were the copies of the agreement and the modification was complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5044364317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called Borrower she was at work will call later. Welcome call was completed with borrower on
                                           05/XX/2019 and scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7084863453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  On 02/XX/2017 Authorized third party called in reference to payment inquiry. Third party was advised of payment change as of 02/XX/2017 with accurate payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4172197791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The agent attempted to collect a payment however the borrower did not have his bank information available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7898463331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and was made aware of the payment change. Borrower stated will make difference of payment at the beginning of July. Borrower scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There were two claim filed and closed.  One was closed on 2/XX/16 and the other on 12/XX/18.
3357826591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6719629691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4056095453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4059988294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3970785016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call updated borrowers phone number

                                           Borrower called regarding update to automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 07/XX/2017; no evidence of damages.
3426935986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire about escrow..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9901200906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6799152562 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 10/XX/2018.  The customer called and was provided the total amount due and made a payment.  They wanted remainder applied to principal.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit bureau reporting dispute resolved upon servicing transfer noted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5730909205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower was concerned about transfer to new Servicer and wanted to verify his payments posted correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2283010563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was advised of total amount and made payment of $1746.78 during most recent contact
                                           6/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8182068871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to advised made payment online and received a confirmation number, wanted late fee waived. Borrower also wanted a payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3161388720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower wanted to make payment. Agent advised can only make payment via certified funds or overnight payment at this time due to loan guidelines.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2335170319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired on insurance cancellation letter and borrower was advised that it's been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3100019266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The last contact with the borrower was on 09/XX/2018. The borrower was advised to send extra funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7384162078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to verify payment history. The borrower requested funds to be reapplied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2894396445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called for a payoff request. No reason for default given.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  No bankruptcy details provided in the collection comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1187213146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $1558.41 effective
                                           6/XX/2019. The agent advised of payment confirmation number.

                                           On 4/XX/2018, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6020301118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower was advised of total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5454450521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2018. The borrower called in because the autopay did not process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6244999863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in, want to make their repayment plan payment on 06/XX/19/XX/19/13
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8381752968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount $2014.67 by 06/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5860832690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower advised will make a payment on 8/10 and also wanted to know next payment amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6010203203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment. The loan status was reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA natural disaster area due to hurricane XXX 9/XX/17.
                                           Damage was reported however based on the collection comment is appear the repairs have been completed and 100%
                                           inspection completed.
2276603973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called in because payment had never drafted. Agent scheduled payment iao $1249.92 to be drafted on 9/XX/16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7217110332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized party called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7371121446 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called in for general account information and escrow inquiry.  Research request submitted by customer service for subordination and amortization schedule.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted to dispute a late fee on the account and was given the fax number to submit dispute in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XXX)
                                           declared on 11/XX/2018. No property damage reported.
5248787352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer and was advised that payment was received.  They scheduled a payment for 5/XX/16/XX/10/XX/3/19 the claim is classified as endorse and release.
4779366367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower verified their information and promised to pay $835.00 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7147303300 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower indicated would be sending in indication covered by  paperwork to update last name.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The customer stated on 05/XX/2018 there were roof repairs due to a natural disaster. There was no evidence a claim was filed or an inspection was conducted to confirm the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
6283540191 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower received a collection call and stated property was given to ex spouse in divorce and they make payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2700486445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Outbound call, Borrower makes payment.  Advised Mod was closed out per his request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9491920895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1534957541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the status of the claim check.  The servicer advised the check was mailed on 03/XX/2019.  The borrower completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind/XX/15/XX/18/2019 due to the claim being classified as non-monitored.
7777817123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  3rd party, spouse, called and scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7680827823 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to follow up on ecsrow removal status for new billing statement needed to apply for HELOC elsewhere. Borrower aware  that it usually takes time for new statement generated yet request for such to be made to proceed as soon as possible reflecting escrow removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3639249326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire about payment method options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7645739902 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower made promise to pay $1840.37
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to XXX credit dispute, updated applicable fields to show loan status as of
                                           08/XX/18 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2288843920 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  The borrower contacted servicer with a third party on the line; borrower authorized third party
                    and documented         (borrower's child) to speak with servicer regarding ACH information. The servicer reviewed the ACH details and made the changes as requested. No further questions or concerns at this time.  Borrower is deceased and
                                           Executor/XX/17/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6376472447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss loan transfer information and ptp 1682.59 by 3/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5696111990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The last contact with the borrower was on 07/XX/2018. The borrower is not responsible for the loan and does not need help.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8600200377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inquire about the transfer notice.  The servicer educated borrower regarding the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 10/XX/17.  No damages were noted.
6389963040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called regarding another periodic notice and was told that she does not need to do anything with the notices.  She is concerned because she keeps getting the notices and rep informed her the notice is not an intent to collect, it is a loan snapshot informing her of the loan. Borrower was advised that the notices are due to a change in the law.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  Case # unavailable
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6649879668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $2171.77, scheduled for 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5504400577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to pay $295.23 by 5/XX/19 & $295.23 by 5/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9961483911 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2018.  Authorized party stated they are executor of the estate and have sent in probate documents and
                    and documented         quick claim deed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5491362898 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called reaching out regarding final documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9482204514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower calling in regards to re-amortization and stated they have not heard from us. The representative advised the borrower we received their request and they still may be eligible for this and that we will be sending an eligibility letter if eligible. The representative advised the borrower last time spoke it was in regards to re-amortization referenced 6 months past history, advised month due 11/1 and total amount due $2533.49 requested borrower to secure payment, borrower declined. Reason for default is that borrower states that it is harder to make the payment and that without recast they cannot afford the payment. The borrower also stated they that they have vet and medical bills and a lot of life experiences that caused them to fall behind, yet they would not specify what that meant. The borrower stated that their 2nd mortgage on the same property went up $200 and that they are going to make the payment on the 16th via online in the amount of
                                           $1319.05 and that their plan is that they are going to be looking forward to the re-amortization, if not they will call us for information to help assist with long term solution. The call unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5382322723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1620626010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for $876.94 effective for today.  The know your options website was provided to the caller.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8966658908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8023092565 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      08/XX/2018.  Borrower called to inform received Modification documents and to inquire next payment due date.
                    indication covered by  Borrower was advised next payment due 09/XX/2018 and payment amount. Borrower stated will return Modification
                    insurance              documents next week and sign up for automatic pay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the
                    [1] Written Dispute -  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    Servicer responded     days and no further communication from mortgagor.  The borrower was disputing late fees accrued during the within 60 days and no  forbearance.  The borrower was advised the account was not reported late for 08/XX/2017.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 and 11/XX/2017 due to Hurricane XXX.  Damage was noted due to flooding.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8848865421 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  A3P called and stated she is Executor of estate of borrower.  Servicer advised A3P that she needs
                    and documented         to send in death certificate and legal proof that she is authorized to pay decedent's debt.  A3P stated she has faxed over requested docs numerous times; confirmed fax number
                                           04/XX/2019 - borrower's daughter called to make payment as borrower is deceased and daughter has access to account  Borrower is deceased and Executor/XX/27/2007.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4046719347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to verify amount due and payment amount . Borrower wanted to make the June payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8508241294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9930283718 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower spoke with servicer regarding the reason for default and the borrower expressed concern regarding the disaster forbearance affecting her credit rating. They would like the credit report to read
                                           Disaster or Hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017.
4763920625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promise to pay $1,270.96 drafting on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1153372118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated their insurance carrier has not received payment and declined disaster assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2016.  Case terminated on 08/XX/2017. Prior case #XX-XXXXX chapter 7 was discharged on
                                           07/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to wildfires noted on 04/XX/2018.
                                           No damages were reported.
3263559156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The customer called in to confirm if were paying for PMI (private mortgage insurance). The agent confirmed do not. Also discussed the 2017 property tax breakdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9269444397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding insurance payment. The agent advised borrower they they did make the insurance payment. The borrower made a promise to pay $969.91 by 05/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
                                           A prior claim was filed for water damage that occurred on 03/XX/2016.  Claim funds in the amount of $5548.04 were endorse and released to the borrower on 07/XX/2016 and the claim was closed on 07/XX/2016 due to the claim being non-monitored.
7723729175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9258116929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3622326364 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    03/XX/2019.  03/XX/2019- The borrower called to find out where to send the payments. Servicer advised that the
                    unclear who holds      loan will not be transferred until 03/XX/19 and that the borrower could call in a payment at that time, or pay
                    funds or covered by    online or via mail.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Damaged roof, leaks  and broken window reported due to hurricane. The roof was repaired; but the homeowner still needs to replace some of the siding damages and other leaks per notes dated 12/XX/2017.  Conflicting comments report that an insurance claim was filed; and later that it was not.  No evidence of endorsement of a recovery check or completed repairs was cited.  Property repair is in process.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/052017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.
7695014542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called in to get information on payments and escrow shortage and PTP
                                           $1,261.70 by mail 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7838245963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment in the amt of $2078.72.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. Water damage on 09/XX/2017 reported and insurance claim filed in the amount of $10,000. The funds had been released and the insurance claim closed as of 06/XX/2018.
1877324238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/18  Customer called in and was surprised to speak with an agent.  He was about to schedule a payment on the IVR system and was forwarded.  Advised borrower there has been a change on his account and that the escrow increased causing payment change to $490.57.  Customer authorized a speedpay for October payment and was emailed a confirmation receipt .  Customer declined future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6067467999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower verified their information and confirmed their modified loan has a fixed rate.  A recent change in payment was confirmed to be due to a change in their escrow payment.  They discussed a repayment plan to cure the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4497377051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in regarding loan transfer details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3332619066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called regarding the amortization.  Explained the terms will not change only we are calculating the principal balance, has no penalty for prepayment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7502121287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  09/XX/2017 Borrower called in concerning payment information. Borrower stated will complete bill pay on the 16th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3378488165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment.  The servicer went over escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 9/XX/2017. There were damages, however they have been repaired and the claim closed.
5637324380 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  The borrower called in and stated that the payment the mailed out was returned. Agent told
                    insurance sufficient   borrower to send to the new updated address and advised had a 60 day grace period.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] MI Not Being Paid  FORECLOSURE: No evidence of current foreclosure activity.
                    As Required            BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for wind damage that occurred on 08/XX/2016.  The borrower noted on 05/XX/2017 that the insurance adjuster came out and there was estimated $10000 of damage.  The claim was noted a denied on
                                           07/XX/2017 and the claim was closed out on 03/XX/2018.  The damage repair amount is estimated at $10,000.00.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2753112936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in and asked about the double billing reflecting on current statement. Agent advised borrower to disregard as statement was generated before payment had posted to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3213064320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Spoke to borrower and advised of grace period, due date, consequences, expectations and next steps.  Addressed borrower's concerns.  Borrowerstated did not dial a payment to bring loan current but a payment is pending for tonight.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2741963949 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and made a payment for 4/XX/19 in the amount $538.99. The borrower also promised to pay $538.99 by 05/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7006093580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Servicer advised borrower of total amount due; advised borrower of approved 3 month forbearance repayment plan.  borrower stated she hasn't received anything in writing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3114809356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7722674087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower stated he had never made a late payment and hung up the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8565410126 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in regarding the escrow refund check.  The servicer advised the escrow had an overage per the last escrow analysis.  The borrower's new payment amount will $1162.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1408876024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called in to make a payment of $928.59+$88.11 as she was instructed to have the remaining late fees after this payment waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6318830487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower was contacted regarding payment and stated forgot to get it in on time.  The borrower stated sent in the money order that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7383299331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5822589245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower made a payment promise on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7547355087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 - Called borrower - requested payment - borrower stated payment was made last week -
                                           was out of town - payment submitted today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9893864390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to make a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7881875874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called has had medical issues for some time now and has had to miss work; on and off work due to medical issue.  Pay also being garnished for medical bills.  She received NOI and set up 2 future
                                           payments; she has taken out a 401k hardship loan.    Advised she may want to put money aside for the future in
                                           case she needs to miss work again.  Processed and scheduled payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7200188986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to confirm payment and went over account and payment information.  Advised account has been updated in the past few days and the amount due si now $488.40, to allow the site to update and he will see the new lowered payment.  Scheduled payment for 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6761083536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Servicer advised customer of total amount due for $423.27.  Borrower declined to set up future payments, but processed a $423.27 payment 5/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7557072092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Talked to other party and went over general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1094789822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to verify that their autopay was set up correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4314551708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3155413790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to process a payment
                                           06/XX/2019 - Borrower returned auto dialer call - no disaster impact
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8323766333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested that late fees from the prior servicer be removed and they were waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2664628346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower contact, verified information current loan. Borrower wanted information on the insurance claim check, advise of insurance department number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2051847937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and had some questions about insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster Hurricane XXX 9/XX/17 with no reported damage.
3148804448 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4895078305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower was called in reference to account. Phone call was disconnected after the account was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1604052124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment.  Advised borrower to wait until the 7th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4793936653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss late fees and made a promise to pay by 04/XX/2019. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2595144727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  A call was made to the borrower to secure the March payment. The borrower declined to make a payment and advised that he would call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2069499454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower called in to have payment applied to escrow, advised borrower of know your option site

                                           Borrower stated on call that was confused about total amount due on account. Agent advised borrower. Borrower declined speedpay and stated will mail payment in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6779630379 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in to set up their automatic payment drafts.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Leaks and AC damaged from disaster.  The borrower stated they intended to repair but no claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX) per notes dated 09/XX/2017.
2934965924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2030316536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower verified their information and stated they had excessive obligations due to car repairs.  They declined a modification and was advised of payment consequences.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5898437272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8004152872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was contacted regarding the payments and agreed to set up 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5412350076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment but did not want to pay the fee.  Advised borrower to go online and register and make payment online for no fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9559497357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized a payment in the amount of $1252.74.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6421676214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7297628684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower inquired about 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8297963109 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  Borrower is deceased and Executor/XX/01/XX/17/2017.  The dispute type is Verbal and the reason is
                    and documented         Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized third party advised Feb and Mar was paid, which was faxed to representative and
                    [1] Verbal Dispute -   corrections made.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5307106028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Commentary states spoke with borrower regarding payment to the account. Funds were misapplied and a request to have the funds submitted correctly was entered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4908389682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about refinance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7423097751 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to advise the payment drafted would return due to the banking information was not updated. The agent advised to cancel the current auto draft and update the banking information prior to the next payment. Also the agent processed a payment and provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3749493047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8635128661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contacted and completed welcome call with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1908054655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in to replace payment since previous payment was returned
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6346486405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called to make a payment. Waived fee. Payment processed $1200.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6929040741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called to discuss an refund check that had not been cashed. The servicer advised that it would take 7-10 days to void and reissue the check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2512499148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower contact verified information owner occupied.  Borrower advised insurance being cancelled due to the payment not being made transferred to insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. On 02/XX/2018 a claim was initiated for damages caused by the hurricane. A check for $20,000 was received on 03/XX/2018. An inspection was received on 05/XX/2018 showing all repairs were completed. The notes on 05/XX/2018 stated all funds were released and the claim was closed.
3171665111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired about escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2313212362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Agent performed welcome call with borrower and emailed them with link to register for online access. Borrower had no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2572522911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5696816759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9836025204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states spoke with borrower provided account information and scheduled a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7564900092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in with a document request/inquiry. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4794903528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2314352931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make sure he was up to date on his payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6470915983 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower stated she went online to make a payment and her account is in the negative.  Servicer advised that if funds are not in account when payment is made it would be returned back to her from her bank, but when that happens is up to her bank.  Servicer commented that the payment was processed on their end on
                                           6/XX/18.  Borrower stated would like to wait until the payment is returned before setting up another payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3392410915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in to advise that they would make payment iao $2181.88 on 8/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4015636022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05142019-Notes indicate the borrower called to verify balance in the escrow account. The agent advised of the recent disbursement.

                                           Borrower called in regards to their periodic account notice. Associate informed borrower the notice was showing due for 07/XX/2018. Borrower stated they would make their payment on Thursday via speed pay. Comment dated 06/XX/2018 borrower stated they have been really ill for the last year and just went back to work 2 weeks ago. Associate informed borrower to reach out to Save Our Home Arizona and had a concern they would not qualify as ex spouse is the primary borrower  and no longer living in the home. Borrower stated they received help from their significant other and father and stated they would wich with the Hardest Hit Funds and will make payment on 06/XX/2018. Associate advised borrower if they have the divorce decree or quit claim primary borrower name could be place in back of the loan. Comment dated 08/XX/2017 borrower stated they lost their job a couple of years ago and just went back full time. Call received from borrower on 08/XX/2017 with the concern of the bankruptcy filing done by ex spouse and is trying to get credit reporting. Associate advised borrower they could reach out to their ex spouse to have the debt reaffirmed or get a refinance, sent VOM and informed loan is current and ran the flex modification script and informed borrower they would need to submit the borrowers' response packet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Ex-spouse; primary borrower filed the bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8413758991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5224479790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3396158296 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to get Loan transfer information and get Autopay. The agent completed the Welcome Call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3659195041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called and spoke to borrower, the borrower was at work and requested not to be called there.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2109001943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to inquired about a $35 increase payment. The rep advised it was a return fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9626222341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9937937799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call and updated borrower demographics. Agent pre-scheduled payments for 3/XX/19,
                                           4/XX/19, and 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9034679059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to speak to escrow depart, just obtained a new insurance company; sending in check for $1305 from insurance company to go to escrow.  Servicer advised of total amount due, next due date.
                                           Servicer processed payment iao $1918.15
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8623174353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called stated will make a payment next week for the month of April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3345172862 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to review the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4717050173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  3rd party spouse called in regarding the account status, expectations and next steps. The
                                           Representative set up a 5 month repayment plan and offered self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: per notation on 10/XX/17, The property is located in a FEMA disaster area, however, no damages were reported within the review period and customer declined disaster forbearance.
4389091204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The customer  gave verbal authorization for son and inquired about payment sent wanting to make sure the account was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2646829813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in regarding damage to property due to hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 11/XX/2017.   A claim was filed for hurricane damage.  Claim funds in the amount of $4417.59 were endorse and released on 01/XX/2018 and the claim was closed on 01/XX/2018 due to the claim being less than
                                           $20000 per guidelines.
5260240591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1836605693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called in to make payment by IVR and was transferred to an agent. Servicer verified total amount due and asked for reason for default. Borrower stating spouse usually makes payments. Borrower declined automatic payment option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1655768567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called wife will make payment $1,211.18 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4775784963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  3rd party authorized called to make a general account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4663894879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called regarding final modification documents they received and are not interested in the offer.  They opted out.  They missed a payment and have been sending additional funds in to catch up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4666473534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized third party called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8997213650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated he received a coupon in his March statement that a payment needs to be made to new servicer, however he already made the payment to the previous servicer.  He was advised that the payment was forwarded and he can use the coupon to make April's payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6080484667 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to scheduled a payment in the amount of
                                           $1,050.36.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9103954461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to confirm their account number after being service transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1080348200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding their payment increase due to the escrow shortage and stated
                                           that they could not afford the payment.  The servicer requested to changed the escrow shortage from a 12 month spread to a 24 month spread.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property located in FEMA disaster area due to Hurricane XXX. The customer reported roof and fence damages on 08/XX/17. It appears a claim was filed and final funds were released on the account.
                                           On 01/XX/18 the claim was ultimately closed
3893551034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower was advised of the following
                                           *Total Amount Due
                                           *Last Payment received amount and date
                                           Agent updated primary phone number and advised borrower that payment could be made for free over the phone.
                                           Agent scheduled payment iao 1376.24 to be drafted on 2/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1059817361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to promise a payment of $1534.32 via the website by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported.
5829174033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to verify payment scheduled for June 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2195454942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment iao $8371.12 for 6/XX/2019.

                                           The customer was made aware of the total amount due and made a payment for $4195.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3259010833 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  Borrower called in regards to claim information including processing time.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim check was received on 03/XX/2019 in the amount of $19,443.54 for hurricane damage to the property.  The damage repair amount is estimated at $39,250.00.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on
                                           03/XX/2019.
7123272729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2806050899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to request loan number for registration online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8149958955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and stated that she will call back with payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2976095346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4442653149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about service transfer and ach draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1823088436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower advised will make payment online by 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6302501421 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower called in to schedule a payment
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 09/XX/2017 referenced the borrower sending in a dispute stating the loan should be current. Multiple responses were issued regarding the account status and update to credit agencies. The last response was issued on 11/XX/2018. There was no further reference to a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9807141042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Commentary states spoke with borrower regarding the status of the account and account information. Borrower provided a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6036504065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The servicer made a collection call to the borrower and went over account status.  The borrower said they will mail a payment and was advised of knowyouroptions.com and HHF.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2863320383 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called and stated reason for default as curtailment of income.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2017.  prior BK filed case #XX-XXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 11/XX/2017 advising their roof, fence, and shed were damaged due to Hurricane XXX. The borrower advised they filed a claim; however, the cost to repair was less than the deductible. There was no mention of the repairs being completed.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
1983033420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of payment change due to increased escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8675142606 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower called in to discuss amount due and to see if late fee could be waived.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason
                    insurance              is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute the account not being reported since
                    [1] Verbal Dispute -   10/XX/13/XX/25/XX/28/XX/11/XX/11/2017.
                    Servicer responded and
                    appears issue is
                    closed
8257432665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3610594345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and scheduled a payment $978.78 by 06/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4820870011 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9023308199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to inquire about the modification status.  The representative advised that the signed documents were received and the loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7509044357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to request payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9860739652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8239988582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  06/XX/2017 Agent spoke with borrower to updated mailing address .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4863713399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party advised that they were supposed to get an escrow overage from the prior servicer. Advised the borrower that the overage was mailed on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area 9/XX/17.  No damage reported
4112222488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8267590933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in to see why her Dec statement reflects 2 months of payments.  Servicer advised that her Nov payment had not posted before the statement was generated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6093077368 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called in regarding a missing payment. The borrower was advised on re sending in the payment. The prior money order was returned due to missing loan number.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower advised of payment sent in via western union. Research was performed and the payment was determined returned for missing the loan number. Borrower advised to contact where the money order was purchased for options to refund the money.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5914253685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  An authorized third party was advised of a returned payment and stated that the borrower would be updated with this information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           09/XX/2017. No property damages were noted.
8241538007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to see if she could change username on website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2799704455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower was contacted and stated that their wife usually takes care of the payment via bill pay and was advised that the payment hadn't been received. The borrower stated they would speak with their wife and be back in touch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4432838129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and scheduled a payment in the amount of $678.91 for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4335751512 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   05/XX/2019.  Commentary states borrower called in to schedule a payment on the account.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason
                    appears issue is       is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  Commentary states borrower is disputing late payment on credit report. Borrower was advised of current reporting status and advised maybe reporting due to past bankruptcy on the account. Borrower advised to dispute through the credit bureau.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4079156653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  borrower calling to change the payment date, from the 15th to the 30th, the borrower is waiting for a settlement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7409293172 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer called in regard to the escrow account and was upset that the payment has continually increased over the past 5 years.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3805609839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment on the account and wanted to speak to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7996672140 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  outbound call to borrower to collect past due payment, borrower stated will make payment before grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4028951514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4149476414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with the borrower, verify the insurance charging for flood insurance but not reflecting on the account. Made a partial payments on the account, other half will be  made on Friday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6350758174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in to discuss having their PMI removed off of their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9628249440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower stated 3 payments had been sent.  Borrower was advised loan in foreclosure with no sale date and funds will be returned. Borrower stated will get funds from 401K to make payment and reinstatement quote was ordered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8407059075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to request 1098 tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8145829502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8142408221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called about servicing holding funds for insurance claim.  The servicer advised loan is current. The claim has since been closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6271243430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called with general account questions regarding removal of PMI
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4884767497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to set up an ACH payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2589339111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7204066732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to confirm receipt of October payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7613223343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, borrower called to make a payment iao $728.59
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1487155747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  07/XX/2018 - Borrower called with general questions regarding  statement received - statement was not updated with recent payment - advised borrower payment has been received and posted to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9952427545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party called in reference of starting the successor in interest process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8780507495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in reference to hazard claim a non monitored claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4175625603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9139691295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment and ask some questions regarding recent loan transfer. Agent took payment and provided borrower with confXXXtion number and general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
8476084452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and verified their information.  They promised to pay
                                           $1,325.72 by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           09/XX/2017.  No damages were reported.
1598149502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to confirm payment information and scheduled a payment of $2056.79.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1433924824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding bi weekly program, but decided against it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9003278767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to request change of payment date and stated reason for default was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1568606519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment in amount of $702.38 and was provided with the confirmation number. The borrower requested for password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9397835984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower asked about a refinance and wanted to schedule a payment for the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on
                                           09/XX/2018. There is no evidence of damage to the property.
6067961379 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    05/XX/2019.  The borrower called to revoke a third party authorization and see what that third party requested
                    bid                    (payoff).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [2] Payoff has been    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    requested within the   FORECLOSURE: No evidence of current foreclosure activity.
                    last 60 days           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Delinquent Taxes - TITLE ISSUES: There is no evidence of title issues.
                    Delinquent taxes, but  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 02/XX/2019
                    not tax sale           a claim was initiated for unspecified damages caused on 12/XX/2018. After the service transfer, the claim was classified as non-monitored. A check for $9,781.20 was received on 03/XX/2019. The funds were endorsed and released on 03/XX/2019. Later comments on 03/XX/2019 advised the damages were due to wind and the date of loss was 07/XX/2018. The borrower called on 03/XX/2019 to advise of additional funds for the claim, and the claim was reclassified as enhanced endorse and release. There was no evidence of the borrower sending in the additional funds. There was no mention to the status of the repairs.  Inspection ordered on 5/XX/19.  The damage repair amount is estimated at $9,781.20.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5895648374 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called in with general account questions. The new servicer conducted a welcome call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a dispute about payment being recorded as late.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7315014634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2107437869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called requesting assistance with their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4478387895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment but did not like the $19 fee and stated they would make the payment online to avoid the fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1585616261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The customer called because disability benefits have been cut in half and wanted to know if there is any help the servicer could provide.  Customer already had 2 modifications and was advised to go to
                                           knowyouroptions.com website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6645435902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  10/XX/17 Borrower stated the payment was taken care of.  Borrower stated sent in $1700 8/XX/17 and wanted to know status of escrow.  Advised caller last escrow was ran 6/XX/17 and submitted new escrow to be ran, talkes 7 to 14 days.  Advised caller can secure payment on seterus.com or speak with live agent.
                                           10/XX/17 spoke with borrower again.  Borrower wanted to know why payment changed.  Advised of interest rate change to 4.5% as of 10/XX/17 and new payment amt of $2096.71.  Advised payment received in amt of $2007.
                                           Borrower stated made bill pay payment to be received tomorrow in amt of $95.  Asked for late fee waiver and was advised request for late fee waivers that aren't seterus error are to be sent in writing.  Advised TL agreed to waive late fee since bill pay set for tomorrow.  Borrower stated changed ins companies and asked if escrow had been adjusted.  Advised showing premium paid to both old and new carrier and deposit from refund of old policy should be made to escrow before new analysis ran.  Borrower stated he received refund from old carrier and t hought he sent it in.  Advised not s howing any escrow deposits outside of normal monthly installment and to call carrier to request reissue if he just forwarded the refund.  Borrower stated he will research and call back.  Advised last analysis done in June 2017.  Processed $95 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6574968849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $881.49 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4257222772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3945180790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding the account and wanted account information. Borrower completed promise to pay in the amount of $800.00 via mail by 4/XX/19 . Agent also informed borrower of the $700 in the suspense account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  03/XX/19 The only evidence in the file that the bankruptcy may be discharge is the collection comment date 3/XX/19 stating CFPB day 45 discharged BK solicitation letter
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a natural disaster area due to hurricane 10/XX/17. No damage reported.
2008620930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in for general account information and loan details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7201531976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called about payment not being drafted from banking account and was advised bank returned payment on the 19th.  Borrower stated will contact bank and was advised of payment due and due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7945061668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called in to request 1098's for 2017 and 2018. (Only two contacts during the entire review period)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1763888525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to set up online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2895074813 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower scheduled a payment by phone and borrower was given account information and 1098 emailed indication covered by  to borrower.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    [1] Written Dispute -  days and no further communication from mortgagor.  A credit dispute was received on 03/XX/2019 regarding the
                    Servicer responded     service transfer.  The dispute was noted as resolved.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the further communication  reason for default with the information provided.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported water damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5125511623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  08/XX/2017 - talked to borrower - processed payment in the amount of $2167.98 -- sited at this time - RFD - borrower was deployed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7847125772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower was contacted regarding the payment; borrower made a promised to pay online by
                                           3/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7032631774 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Unauthorized third party Wendy with Premier Northwest Insurance company  called in states borrower has insurance with then and there is a refund due to borrower and borrower wants funds to be applied to escrow and she needs to know where to send the funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3523546140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called concerning billing statement. The agent advised the borrower the statement was incorrect and to ignore it, their account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           Filing date is unknown.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3828877056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6675542591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and authorized a payment in the amount of $2569.51.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4709588689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Discussed payment and transfer information with borrower.Will email escrow analysis ran by the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Most details unavailable
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9194802806 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  The borrower called because a modification had been denied, wanting know if there were other options.  The agent discussed many loss mitigation issues and answered questions about her post-bankruptcy payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 01/XX/2019, a dispute is documented in the comments, along with steps taken to correct the borrower's credit reporting.  It appears to be resolved by this action.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4371543435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer was contacted due to the bad mailing address. The customer stated they would pay via the internet on 3/XX/2018. They were reminded of when the payment is due and the consequences of not paying.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4998465958 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Notes indicate that borrower disputed the late fee balance. The agent was able to research the
                    and documented         loan history and verified the late fees were from the prior servicer. The agent advised the borrower can wait until the end of the loan to pay the late fees.The agent advised the borrow also, the late fees do not accrue
                    [1] Verbal Dispute -   interest.
                    Servicer responded and 04/XX/2019 - Borrower called for general account information regarding amount of unpaid principle balance
                    appears issue is       Borrower is deceased and Executor/XX/27/XX/29/2019.  The dispute type is Verbal and the reason is Fee Dispute.
                    closed                 The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower disputed the late fee balance. The agent was able to research the loan history and verified the late fees were from the prior servicer. The agent advised the borrower can wait until the end of the loan to pay the late fees.The agent advised the borrow also, the late fees do not accrue interest.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2022119402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment in the amount of $1111.82 scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9756003148 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  5/XX/2019-Notes indicate the borrower called to inquire about the escrow analysis they received
                    from mortgagor         and had questions about the taxes and insurance on the account from the servicer. The borrower also scheduled a Promise to Pay payment for $1117.12 effective 6/XX/2019.

                                           Comments show outbound collection call regarding payment, husband advised payment would be made that day.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show borrower dispute a payment they made that they show reversed and they never received. Servicer shows they research and closed process but borrower still questions outcome.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Comments show the loan was in bankrutpcy but there is no information regarding start of process e.g. original file date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2995976975 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Third party called to discuss loan transfer information.  Borrower is deceased and
                    and documented         Executor/XX/08/XX/29/XX/24/XX/04/2018 stated all funds were released and the claim was closed.
1371529777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9221475913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  the customer was contacted and stated that a hold was placed on the business checking account, to pay today and $4744.80
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5474714463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding non-receipt of billing statement and requested the mailing address. Borrower was advised paperless option was selected and borrower advised never authorized the options. Borrower was sent a billing statement for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3390172982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in  and schedule a payment in the amount of $1235.61 for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4693895866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to request payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1617319940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in but no details of the call were given.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3547852443 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called due to statement showing a double payment, The borrower was advised that it was due to payment being received after the statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7969324439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower wanted a copy of the modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5849392449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for general info.  Advised Borrower $49.92 is on file for a late fee that transferred from servicer.  Borrower will make on line payment but will not include the fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1051793139 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  5/XX/2019- Borrower spoke with agent discussed account status and interest from the Modification.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Escrow analysis.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower wanted to dispute the escrow shortage amount stating the wrong amount was paid for the flood policy. The representative went over the the shortage and amount paid for the policy. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area on 09/XX/2017 due to Hurricane XXX. On 10/XX/2017 a claim was initiated for damages caused by the hurricane. An inspection was received on 11/XX/2017 showing all repairs were completed. The comments on
                                           01/XX/2018 stated all funds were released and the claim was closed.
8367095925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Inbound call from 3rd party to obtain address to sent in payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9663478816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower advised that they will be sending in a payment which would include the shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1461651209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The inquired about payment for February and was advised the last payment was set up for January, the borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9044677156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called stating he is mailing March payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5125612271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 Spoke with borrower concerning PMI early removal request, discussed HPA requirements and  unpaid balance. Borrower also called in regards to their auto pay status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8412337843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called new servicer informing they made the March payment via MoneyGram and provided the transfer number. Associate was able to complete the welcome with borrower. Comment dated 01/XX/2019 borrower called asking about wiring funds for their payment and provided the reference number of CA143-959-21 for the payment that is going to be transferred. On 10/XX/2018 borrower called stating they would be making their payment at Western Union and asscoiate informed borrower of ACH. Comment dated 09/XX/2018 borrower called wanting to know if they could transfer the loan to somone with associate advising refinancing and save money and borrower stated business failure and when they have extra funds they pay taxes and insurance on the business.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5380844107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get a late fee removed waived late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2873298491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and made a payment scheduled on 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1788168249 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower was contacted on 03/XX/2019 at which time they discussed late fees on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the late charges on their account in the amount of $719.34. A review was conducted and the notes on 03/XX/2019 indicated the fees were from the prior servicer and coincided with the pay history they received. The service advised in their response the borrower would need to obtain something from the prior servicer showing the fees waived in order for them to be removed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5692321105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5017620630 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer wanted to let the servicer know that their trustee told them to start making payments over to them in May. The servicer gave research department fax number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  NA
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6597875673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in regarding someone taking photos of the property. Payment was scheduled on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8044713365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make April's payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2335318706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to obtain the transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5270238780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 Spoke with borrower, the agent completed welcome call. Borrower promise to pay via bill by 4/XX/19 $740.34
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  03/XX/19 Collection comments mentions new bankruptcy filing, no other details provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2052393547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment and inquire about the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3773257990 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower stated payment has been scheduled through his bank bill-pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5335736585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Advised borrower payment was returned due to wrong account number and has late fees in the amount of $253.14.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7359294833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Commentary states borrower called in to reschedule two payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1078212244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower borrower inquired about letter received showing a $12,000 lien, the borrower was advised of LOI that went out but there was no lien showing on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5106157594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Servicer gave welcome call information and borrower confirmed ACH set up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1528792141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in with questions regarding late fee balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Case number, filing date, and discharge dates are unknown.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4135431288 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower stated reason for default as business failure.  The borrower was advised trial plan was completed and they will receive permanent mod docs by the end of August.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5160105790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized third party ;spose stated they are both self employed and waiting to get paid and scheduled payment for the total amount due on 02/XX/03/XX/16/XX/20/XX/09/XX/12/XX/28/XX/29/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7059413776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9261149803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower wanted to confirm payment amount and go over modification from 2010. Confirmed step rate is at max currently.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5473895385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 1/XX/2019, borrower called to make January installment. Offered to post date future installments, borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8906930382 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/XX/17/XX/17/XX/14/2019.
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
2105247194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding payment information, general account information, and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4976731882 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in a promise to pay $371.19 by 05/XX/2019 via IVR, and for general account status information.  Updated contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           3/XX/2019-New bankruptcy filing.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7289163781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower and the borrower also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4052916280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  During the welcome call made by new servicer, agent took a promise to pay and scheduled a payment for 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3957697406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5765159644 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Per commentary dated for 03/XX/2019,   Unauthorized 3rd-Party ex-wife called in to advised
                    and documented         borrower has been deceased  since 2012 ,and home was awarded to her during a divorce.  Borrower is deceased and Executor/XX/15/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4636091014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower with another party called in regarding the verification of mortgage.  Verified payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5852904127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to advise he made payment for first trial payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3789070623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower stated they received a letter about an uncashed refund check but advised the check was cashed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2394531580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to make a payment. Agent took payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8119180350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  borrower called stated that she was calling in about 1098 advised of date they was mailed off.
                                           processed payment $879.04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9680494576 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call, advised borrower of total amount due, borrower scheduled payment
                                           $699.91

                                           Borrower called in to process speedpay on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 11/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9244159811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower updated their contact information and verified their demographics during the welcome call performed by the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8559762268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about the payment that was sent over. Borrower scheduled a payment and promised to make a payment by 4/XX/2019 via wire.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2328849803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/2019-Notes indicate the servicer contacted the borrower and verified the mailing address and went over the Tax/XX/2018 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8360386366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Customer had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3350953123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8960592749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regarding a statement that showed fees on the account and was advised of legal fees after the loan was reinstated. Borrower was advised they were responsible for those fees and could be paid little by little.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9886821884 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called in and scheduled in the amount of $544.03 for 5/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX. Damage was noted to the garage and garage door, fencing, and fascia.  The status of repairs was not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
2688847468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Servicer spoke with an authorized third party, advised of total amount due $971.92 due for April.
                                           Borrower did not have banking information available so servicer transferred call to the IVR system to complete a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9640116737 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  Borrower called in regarding insurance claim check. The servicer advised the borrower the check funds held by servicer should be sent back to them that day.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 06/XX/2019 to report a claim for water damages caused on 05/XX/2019. The claim was classified as enhanced endorse and release. A check for $11,264.01 was received on 06/XX/2019. The check was endorsed and released to the borrower on 06/XX/2019. The status of repairs was not provided.  The damage repair amount is estimated at $11,264.01.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           03/XX/2018.  The damages had been repaired and the claim closed out.
5234056425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment and the servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9204230880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower promised to make payment via web by 04/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4393122480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3885422360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2935636717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Agent called for payment and borrower states they will make it on the internet on 11/4.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3306567624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about modification process and refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2678554047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to inquire about their servicing transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8997295818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7835885825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to inquire about lower interest rate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5706116825 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and authorized a payment in the amount of $1490.78
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5333966452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to pay $2,097.74 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5121109634 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Third party called in wanting to check what day the autopay is set up to be drafted  Borrower is
                    and documented         deceased and Executor/XX/18/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9469303968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding service transfer and payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8269641231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower CALLED TO VERIFY THAT THE LOAN IS TRANSFERRING OUT MARCH 1ST.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5438488362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment in the amount of $869.18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4023470511 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to setup payment for December 2018 and future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3202485116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see about a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4901234234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower received a collection call and was advised of total amount due, the borrower stated
                                           they made the payment on 8/XX/06/XX/17/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2332233663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment of $1282.08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6667158002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2016.  The borrower called stated did not receive the 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7767723065 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called and went over general account information and finished welcome call borrower also
                    and documented         set up a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8827652215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called wanted the 1098 as they had not received it as of yet. Advised could look up online, ordered another copy and sent via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8347544327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2377426372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to make payment via IVR and was transferred to an agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6099892971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to advise of insurance information changing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5526144374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and went over general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No damage due to disaster. Insurance claim on file was for hail damage in
                                           2015 that has since been repaired and insurance claim closed on 02/XX/2019.
2513462450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2436455500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to see why not receiving statements. The agent confirmed the mailing address and advised to contact the postal service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8037201361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about loan transfer and general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1292976946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8250444052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about the account and the servicer provided the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1391843323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment in the amount of $1,567.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7733331903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7068865403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  the customer called and wanted to make a payment but was told that he would have to call back on the 8th to make the payment. Associate made conrtact with borrower on 06/XX/2019 who scheduled their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4433218134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Talked to other party and went over escrow analysis with them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9724932095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The customer called to discuss the reason for the escrow to increase. They were informed it was collected for the next year and what was expected to pay. The customer stated they needed to talk to someone else as they did not understand and they were expecting to be in a hurricane and the house may not be there the next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9619666874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower requested information about loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7974631328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7965616140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9305545488 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called to make a payment of $702.64 and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower verbally disputed the fees on the account on 05/XX/2018, but it appears that the dispute was resolved on 06/XX/2018 when the borrower agreed to pay the fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 11/XX/17.
3855979813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  An authorized third party called in due to having problems pulling 1098 tax form online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9182544760 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  04/XX/2019.  The borrower called in to make a payment.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The credit bureau dispute was resolved with a payment
                    from mortgagor         history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8611954317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and schedule a payment in the amount of $2037.18 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3788217887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make the payment for June and advised the reason for delay was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7297499566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019- Borrower called spoke with agent verified last payment posted of $2659.58.
                                           On 03/XX/2019 Borrower called to make 3 payments. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9955952229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party spouse called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane XXX, DR - XXX, as noted on 07/XX/2018 and a tornado noted on 11/XX/2017.  Damages from the hurricane included roof repairs which have since been repaired.
2022484686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8968680059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7042078602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower and they made a payment in the amount of $1,763.08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4531855223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  an e mail was sent to the customer to remind them of the transfer of servicing and the new servicers contact data
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8915601421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment of $1971.09. Also asked about the forced placed insurance stating had own insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2018.  The proof of claim was filed 02/XX/2017.  Chapter 13 bankruptcy case XXXXXXXX filed 9/XX/2016 and terminated 10/XX/2018 without discharge.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8151986651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to make payment iao $2361.38
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5740648978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9672406936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower advised insurance increase is the reason for the monthly payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6124569761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called to have reaffirmation documents sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4373412517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7878964124 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and made a payment of $1099.85 with the agent. Demographics also verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/28/XX/25/2018 as in a FEMA disaster area due to the Hurricane XXX. No damage reported.
3914046059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in and made a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8925058540 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  The borrower gave authorization to their spouse for the life of the loan.  They inquired about funds held by servicer their claim status and were advised the claim is closed.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was initiated for damages caused on 06/XX/2017; the details of the damages were not provided. The claim was classified as enhanced endorse and release. The comments on 04/XX/2019 stated all funds in the amount of $17,002.82 were released to the borrower. The notes on 06/XX/2019 stated an inspection showing 90% of repairs completed was needed to close the claim.  The damage repair amount is estimated at
                                           $17,002.82.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone noted on 09/XX/2017.  No damages were reported.  Vendor claim closed 2/2019
6418512032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  3rd party called for reinstatement quote and wiring instructions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4741068752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower verified their information and received assistance unlocking their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           10/XX/2017.  No damages were reported.
2487683381 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  the customer called in to provide a payment
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Loss mit dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9261911453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5599318544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The 3rd party called in with the borrower regarding the payment increase. The borrower was advised the payment went up because of the escrow increase. The borrower advised he would be making the
                                           December & January payment by 1/XX/29/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1134517536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Authorized third party called in process a speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8356932271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and promised to pay $925.63 by 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8985300723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2123671117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5728390842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2746702913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower needed 1098 to be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7377673976 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment of $357.20 for 07/XX/2019. Advised last payment was sent to other account, not this one,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7232168284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8422986276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8298197438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment of $2,080.83.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3477557647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding  payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4872862886 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    04/XX/2019.  The customer called in requesting a cancellation of a payment as they mistakenly made two
                    unclear who holds      payments. The rep also completed the welcome call.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 08/XX/2016.  The claim was estimated at $4200.  The borrower inquired on 10/XX/2016 about the claim check that was sent in.  No check was received.  The borrower noted on
                                           12/XX/2016 the repairs were ongoing and was requesting additional funds from the insurance company.  Multiple attempts were made to obtain claim documents.  The claim was closed due to aging on 06/XX/2017.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $4,200.00.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on
                                           9/XX/2017.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  The claim was closed on
                                           03/XX/2018 with all funds released due to the claim being less than $20000 per hurricane guidelines.
4992414270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  5/XX/2019 talked to other party to verification of mortgage person was not verified. 3/XX/2019 was last contact with borrower and that call they completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1324522764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  borrower called to inquire about insurance on the loan wants to know if loan is escrowed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4526128397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5868204453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower advised the last payment made covered the month of December.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6554498590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The authorized third party (spouse) discussed a recent increase in their payment due to an escrow shortage.  They were advised there had been an increase in their taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3874113756 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2018.  Inbound call from borrower to verify payment was made.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received and information was updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2213340183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9275300186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The customer stated they received a letter about late fees that were incorrectly collected. They were informed they would be applied to principle. The customer stated they received the re-amortization request form and would sign it and send it back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1283879466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and verified their demographics.  They accepted paperless billing and declined to register online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7693198558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called about payment and he wanted to know why it's still high. He stated his insurance changed in August/September.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4619544022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3678162962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Agent advised borrower of payment processed on 10/XX/2017. Agent also advised borrower that account is current. Borrower advised was not affected by hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 10/XX/2017 the account noted, the property is located in the disaster area of
                                           Hurricane XXX, no property damage was reported.
9468107347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6893007562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment of $784.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9809258702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Contacted was made with the borrower for payment. The borrower stated they made payment on 05/16 and was provided with confirmation number. The rep verified there was a system issue and payment was returned.
                                           The late charges were waived and customer was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4917962658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7726274212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9137715842 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower verified their information and accepted paperless billing.  They discussed their
                    and documented         automatic payments and general account information.  Borrower is deceased and Executor/XX/19/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7244297982 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower set up a phone payment and inquired about lowering the payment with a mod and removing
                    and documented         PMI  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6558620368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower called in regards to letter received about payment increasing, was advised due to interest rate increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7539826903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called for general account information. The billing statement was discussed with Borrower. Borrower was also provided with know your options for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3147242311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a promise to pay $1,202.12 by 7/XX/2019 via IVR scheduled 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6134070822 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called to verify insurance premium was paid.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1773381086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in about statements on account advised borrower of payments received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5621464715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in a for a copy of the 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2260404341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  A3p called in due to receiving letter advising of interest rate change. Agent confirmed that interest rate would increase to 4.75% and that the only change would be in escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6507659405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to follow up on verification of mortgage being sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
8863366331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  the customer called in to provide a payment
                                           06/XX/2019 - borrower called for payment information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6265107014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2600442404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5832964555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party scheduled a payment in the amount of $1,163.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2680590746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Text reply from borrower stating payment had been set-up
                                           06/XX/2018-Authorized third party called and asked about for a new escrow analysis be done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6342445614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regarding loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3408461529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in regarding the interest paid for tax year 2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for ice damage that occurred on 02/XX/2017.  Claim funds in the amount of $5386.04 were endorse and released on 08/XX/2017 and the claim was closed on 08/XX/2017 due to being non-monitored.
1416655855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4935754277 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Borrower called in to see if death certificate had been received for his late wife. Agent advised
                    and documented         that docs had not yet been received. Agent submitted request for authorization form to be mailed to borrower
                                           Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3340488879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Customer informed next payment due 2/XX/2019. The customer was calling in to obtain the billing statement. Customer had password reset so they could get into online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2042088181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  borrower called to see why statement shows 2 payments due. advised account is current, it was a mistake.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9066796567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower wanted to change name on file as they were recently married.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3183099163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6229911066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in for the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4843441421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  04/XX/2017 Borrower called to check on the status of their account. Borrower wanted to reverse the escrow account payment. Agent told borrower they would not to submit the request in writing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9163086779 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled $3,182.39 payment by 04/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5578792722 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  The borrower called to make a payment; however, due to the fee they stated they would pay online.
                    funds held by servicer EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the
                    with indication of     reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 related contractor bid days and no further communication from mortgagor.  A credit dispute was received on 02/XX/2019 regarding
                    sufficient to cover    delinquencies.  The account was reviewed and updated with a payment history.  The account was suppressed
                    repairs                05/XX/2018 due to natural disaster.  The borrower called in on 03/XX/2019 to discuss.  Lender researched
                                           4/XX/19, Borrower requesting change for 9/XX/18, Lender notes the 9/XX/18 installment was paid 10/XX/18,
                    [1] Written Dispute -  reporting accurate, no change needed.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for Hurricane damage that occurred on 09/XX/2017.  The borrower noted the ceiling feel in and there was roof damage.  The borrower noted on 12/XX/2017 the insurance company is not releasing funds for the repairs and has an attorney.  The claim was noted as denied on 01/XX/2018.  Claim funds in the amount of
                                           $11373.62 were received on 09/XX/2018.  A contractor bid in the amount of $38192 was received and accepted.
                                           Claim funds were released to the borrower on 03/XX/2019.  The claim is classified as enhanced endorse and release. The status of the repairs were not cited.  The damage repair amount is estimated at $38,192.00.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017. A prior claim was filed for water damage that occurred on 06/XX/2016.  Claim funds in the amount of $2500 were endorse and released on 08/XX/2017 and the claim was closed on 08/XX/2017.
7461563957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to request assistance with website access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8775795985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower called in with payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XXX)
                                           noted on 11/XX/2017. No property damages were reported.
1101958473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $1950.04 effective
                                           4/XX/2019. The agent advised of the payment confirmation number.

                                           The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2888941797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9308464007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8975479616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 - borrower called - questioned reason for late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1124080528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called because she received notice that her HOI had not been paid, advised we will pay
                                           it.  Provided contact info for HOI dept to Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster area ended 4/XX/18.
1907646306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding the increased payments and was advised of the escrow shortage.
                                           The borrower requested an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5729213315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and wanted to verify some information on the terms prior to service transfer of loan. The agent advised that the terms are staying the same. The borrower made a promise to pay
                                           $1791.78 by 04/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5643839188 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    05/XX/2019.  Borrower stated that they were affected by natural disaster and sent in a check for endorsement funds held by servicer and wanted to know when the check will be sent back./XX/ Spoke with third party about repairs on property
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage that occurred on 10/XX/2018.  Claim funds in the amount of $24275.75 were received on 12/XX/2018.  The initial draw was released on 02/XX/2019. The claim was classified as monitored and a request was made on 03/XX/2019 to pay the roofing contractor to have repairs completed.
                                           Contractor documents were received on 03/XX/2019.  The claim is pending inspection.  The damage repair amount is estimated at $24,285.30.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           09/XX/2018.  No damage was reported.
6142633614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received the welcome call and verified the information.  The borrower accepted paperless billing and made a payment of $1,484.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7511853380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5527083182 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                    and documented         The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8536436654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called checking up on loss draft. The servicer advised that the check was mailed back to her on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7576088532 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          07/XX/2017.  The borrower was advised refund went into escrow and forced placed insurance was on the account.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 08/XX/2018 stating they received a letter advising of funds in restricted escrow. The borrower indicated they did not know what the funds were for and filed a claim a long time ago. The borrower requested the funds to make repairs on the home. A claim was initiated at that time and the damages were indicated to be from wind. The notes on 08/XX/2018 stated $390.95 were deposited into the restricted escrow account. After the service transfer, the claim was classified as non-monitored on 03/XX/2019. There was no evidence the funds were released, and there was no mention regarding the status of repairs.  The damage repair amount is estimated at $390.95.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5874961112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in and was provided with loan transfer information. Borrower was provided an explanation of the bi-weekly payment option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5894109557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised of account transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6223236182 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer completed welcome call, borrower called for payment information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8326978324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on refinance application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7000162529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer called to confirm their repayment plan ending confirmed payment change due to escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2829977744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and scheduled the payment for 05/XX/2019 and 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7238570410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call complete.  Borrower's information was updated.  The borrower wants to remove the escrow from the account.  The servicer advised the borrower to wait until the loan is fully boarded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017, indicates the property is in a FEMA disaster area.
4446355355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/19 Borrower called in wanting to schedule a payment today for total amt due.  Processed payment in amt of $767.92 on 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7043811015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  4/XX/18 Spoke with borrower an advised total amt due.  Borrower stated that she has no idea why she is behind.  She just got out of BK and was unaware of the esrow change or the step rate change.  Resent to secure inbox at seterus.com.  I explained that she has $468.59 so she would onlly need $2354.21 to close out
                                           March installment.  She stated that she paid in March and I advised yes she paid in March but she has been paying the wrong amount.  I also advised her that she had some fees here and we took care of something with the periodic review.  I advised she can ask her lawyer that helped her with the Bk or she can write into correspondent team.  I gave her the address but advised that I could send her into.  I ordered pay history to go to the mailing address.  She stated that she had to speak to her spouse and see if she can pay total amt due or what she will be paying online today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Unable to determine case # or  filing date from comments provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7312619681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to request loan history to be sent to her email
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8447766081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1059384133 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Called borrower to discuss the payment due on the loan. Borrower promised to make a payment the next day. Also said didn't want to set it up too far in advance and at work and can't continue to talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1269240236 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    04/XX/2019.  Borrower made a payment.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 07/XX/2018 the comments indicated a claim was initiated for damages caused to the roof. Later notes indicated the damages were due to Hurricane XXX caused on 09/XX/2017. A check for $25,000 was received on
                                           09/XX/2018. All funds were released as of 10/XX/2018. The comments advised an inspection showing 90% of repairs completed was needed.  The damage repair amount is estimated at $25,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9545851170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in regards to putting their mother on the loan and was advised they would need to refinance. Comment dated 08/XX/2017 borrower called wanting to know about escrow. Associate advised escrow done every 12 installments and borrower always has the option to pay the shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4481187043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer called in regarding notice of intent letters after completing a modification on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8836007445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to inquire about short sale.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1396917636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9031838645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment on the account and stated excessive obligations as reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 10/XX/2016. No property damage reported.
7214291748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the customer called to see if the funds in their suspense account had been used toward April's payment.  The notes do not indicate servicer's response to this inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1063087855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get help on filing the ACH APP.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1349359569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states co-borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1365750861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promise to make payment via web by 05/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2845419808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 Spoke with borrower, borrower called to confirm transfer of account and that everything will remain the same
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6120864408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in to get total amount needed in order to complete payment. Agent advised amount and updated financials.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6611328022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called for an update to their auto drafting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property located in a FEMA disaster area due to hurricane Irma noted on 9/XX/17. A claim was initiated on 10/XX/2017 damages caused by the hurricane on 09/XX/2017. A check for $7,734.52 was received on 10/XX/2017. The comments on 10/XX/2017 indicated the funds were released and the claim was closed.
8821198065 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved service transfer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2942977596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  borrower called and made payment $430.39
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2468726958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower made payment iao 1919.30 and agent reset online password. Borrower inquired about fees on the account, agent advised that they were from previous foreclosure
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8894893013 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called, informed that they are set up on auto-pay.  Showed her how to view it on the web and gave her the insurance info also.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5945784254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2583755157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule payment on the account and to discuss late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9141723891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called in and made a payment in amount of $5981.36 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5878385727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $1491.21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9941145673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to process payment and to go over general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3726795524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower was called in reference to payment due. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8995196736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and verified their information.  They accepted paperless billing and scheduled a payment of $413.16 for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6717366486 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Spoke to authorized third party  wife who stated that she was making the payment, was advised
                    and documented         that they needed the authorization to proceed, she to send with the payment  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1215202232 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      09/XX/2017.  Borrower was advised of payment due and next due date.  Borrower stated was affected by hurricane indication covered by  and has roof and water damage.  Borrower stated income was also affected and will be back to work next week.
                    insurance              Borrower requested assistance and was advised of forbearance and also requested ach be stopped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 09/XX/17 the customer reported water/XX/21/2017 reflects the subject property was located in a FEMA disaster area for
                                           Hurricane XXX.
1874744815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to accept trial offer. Agent explained mod process after trial payments had been made and borrower understood
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1173118887 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  She called about the new purchase and having a late payment made in October.  Advised Borrower I
                    from mortgagor         see a late fee and was adjusted and we can transfer the call to an MP to see if she will qualify to buy a home.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  There were 15 credit disputes between Experian, XXX and
                                           Equifax with no adjustments being made and applicable fields being updated and with a bankruptcy and to show status as of 10/XX/2018.  4/XX/19 Borrower calls again about changing their credit reporting for having made 3 payments over 30 days late while with the prior servicer.  Advised would need proof of payment to have it investigated.  6/XX/19 Borrower again calls in about the new purchase and having a late payment made in
                                           October.  Advised Borrower I see a late fee and was adjusted. A copy of the loan's pay history was sent to the borrower at that time. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.  Chapter 7 case was cited as being discharged and closed on 12/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3162933215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make payment ans see if late fees could be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6390280740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make payment and go over escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 10/XX/2017.   No damage was reported.
9840054910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in due to fees on the account. Welcome call was completed. The rep also counseled the homeowner on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8576804289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6494324259 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8864893057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Spoke with borrower and he stated that check received for $700 wa for August and that he will make another payment in a few weeks.  Customer is self employe and reason for delinquency is business failure.
                                           Updated financials and state that he is waiting for $3000 to come in from his clients.  Customer stated
                                           sometimes he is paid before the job and sometimes he is paid after.  Advised borrower of the late fees.
                                           Customer does not want to make the $10 processing fee.  Advised calls and notices may continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5840291539 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  Borrower stated payment is being returned as they used their savings account, process speedpay
                    from mortgagor         for 02/XX/2019 and requested to have the late fee waived and it was declined.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  E-Oscar recieved from XXX and XXX with disp codes of 106 and 118. Applicable fields were updated to show loan status oas of 12/XX/2018 and 11/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4675288790 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to confirm loan transfer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7175662314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make sure payment was secured and was advised last payment was made on
                                           12/17.  The servicer processed three speed pays for January,February and March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1363116012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to confirm the amount due.  Advised that the $2298.  demand letter sent $2334
                                           6/XX/17.  Said not getting billing statements, wasn't aware of the amount due.  Processed a payment iao $634.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5452852656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment for $1,043.28.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9145948869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized third party was contacted by the servicer and accepted a repayment plan. The servicer scheduled 3 payments, each in the amount of $1,568.09, to be paid on 12/XX/2018, 01/XX/2019, and
                                           02/XX/2019. Welcome call was completed with authorized third party on 04/XX/2019 who scheduled payment for
                                           04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6315005086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call advised borrower total amount due, borrower inquiring about payment debited from his account on 06/XX/2019 for 1480.00. advised borrower of KNOW YOUR OPTIONS SITE

                                           Borrower called in to get access to website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8154453333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower received a letter stating loan is past due and stated sent check in the amount of
                                           $4054.08. Advised payment was received and can disregard letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           10/XX/2018.  A claim was filed for hurricane damage that occurred on 10/XX/2018.  Claim funds in the amount of
                                           $13677.30 were endorse and released to the borrower on 02/XX/2019.  All funds were released and the claim was closed on 02/XX/2019.
5061476695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1815956648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2909285728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower stated the payment would be made on the 02/XX/19 and provided the reason for the late payment as curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5953740026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower states he was calling to request a 1098 document. Advised borrower it can be obtained on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3764419763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5498313167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called borrower to discuss the payment due on the loan. Borrower says he thought his payment was due on the 16th. Rep advised borrower the payment is due on the first of the month. The grace period is till the 16th without a late fee. Rep advised of self serving options./XX// The third party called in to request a copy of closing documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3553737207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Authorized third party was advised of payment due on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2258386084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to make a payment for 2 months and was counseled on the know your options site. The customer confirmed the prior delinquency was due to confusion on the new servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1501725636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower received a collection call and was advised of total amount due.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2325014789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Customer called to make December payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1098905834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to payment in the amount of $2241.23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3706489351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower spoke to servicer about letter they received that August payment was not received.
                                           The servicer provided breakdown of what payment was applied to (fees, principal).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5901882938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower needed to get loan number, borrower promise to pay $1114.18 by
                                           05/XX/2019

                                           Borrower was contacted to collect on a payment and stated she had until the 16th to make the payment. Borrower asked not to be contacted while at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1560494844 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower stated sent the payments for April and May.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Commentary on
                                           09/XX/2017 states there is damage to the property caused by the FEMA disaster. The roof is missing shingles and the screen is missing from the screened in pool. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
4257097143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1232603067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The servicer informed the borrower on 05/XX/2018 that the total amount due is $2,118.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4948899794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6877797080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and inquired if payment was received. The borrower was advised the payment was pending and had a processing fee of $14.00 included.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5751117470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to request payment correction. Agent submitted a correction request to have funds added to the payment and bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.  A motion for relief was filed 02/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9864768843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and discussed their modification terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3704536010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding late fees on account and asked how much was needed to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8999012491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment in amount of $1092.16 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           02/XX/2017. On 02/XX/2017 a claim was initiated for damages caused by the hurricane on 10/XX/2016. A check for
                                           $12,725.34 was received on 03/XX/2017. An inspection was received on 01/XX/2018 showing all repairs were completed. The notes at that time also indicated all funds were released and the claim was closed.
7290646267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to get hazard insurance information to send estimate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1969554582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer confirmed a curtailment of income and total due IAO $2530.19. The rep counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1604442873 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called said he signed a loan mod and asked if he had a November payment.  Advised if he makes a November payment it will be applied to December for his perm mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3089631230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in about escrow and decreasing the payment. Was advised that depositing money into account would only create overage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1234235620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to inquire why her escrow acct was negative.  Advised borrower that there is an escrow shortage.  Borrower also wanted to reinstate her account.  Borrower scheduled a payment in the amt of
                                           $2918.07 for 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2546223609 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  The customer called in for a modification status.  Borrower is deceased and Executor/XX/10/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8981947891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in regarding statement received showing past due and late fees and borrower request to have pay history sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3724428557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer and stated they had disputed late fees and previous servicer waived them.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8280473216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to review the charges on the statement. The late fees were verified and the borrower was advised can register for website. A payment in the amount of $649.94 was scheduled
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  BK NOTES: BORROWER ADVISED FILED IN  2010 FOR BANKRUPTCY
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5238176032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7193888303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Went over account history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1044946719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower had a questions about when and where the modification trial payments were applied.
                                           The servicer will send the borrower a copy of the payment history and the borrower an servicer can go over it together.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9550273645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Agent performed welcome call with borrower and advised of new account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7614986739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7838613625 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  The borrower called to make a payment and scheduled the payment for 06/XX/2019.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2012.  The proof of claim was filed 11/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 11/XX/2014 a claim was filed for water damages caused on 10/XX/2014. A check was received on 12/XX/2014 for $3,479.47. An inspection was received on 3/XX/2018 showing 60% of the work was completed. The comments on 08/XX/2018 stated
                                           the claim was closed due to the aged status and lack of communication with the borrower. The notes also advised if the borrower called back wanting to complete the repairs the claim would be reopened.  The damage repair amount is estimated at $3,479.47.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1920165581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1079853084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2016230117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called into the IVR, but then the call was transferred to an agent. The customer requested to be immediately transferred to the IVR again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8305206068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5386507803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of total amount due, stated reason for default as illness and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6645134600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower contacted and advised of total amount due, borrower stated they were effected by the hurricane and will keep watching the mail for the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9841382555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2737144650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower scheduled 3 payments by phone dated 12/XX/18, 01/XX/19, and 02/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9395825912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8057939384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower set up phone payments and confirmed previous payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9057205407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and scheduled the payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7083343465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire about escrow shortage, auto drafts, and how much extra principal has to be paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3153520274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was advised a refund payment was wired to their bank account and will be received within 24-48 hours.  The borrower previously reported a duplicate payment and requested reimbursement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6612739599 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to follow up on escrow removal request. Advised that the request has been submitted and a refund will be issued. Borrower understood they are responsible for payment of taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.  BK info is very limited in the notes. Another ba
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5663026954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get information on the loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1143899223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/19 Spoke to borrower completed welcome call and gave general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9637711285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last contact with the borrower they called about the payment scheduled for 06/XX/2019 and
                                           07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9711325167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Borrower called demographics were verified and a promise to pay was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5253267260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to try to access online account and had the password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3979438119 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower called verified demographics and  inquired about a letter regarding insurance. A
                    from mortgagor         welcome call was completed, borrower accepted paperless billing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  XXX CBR Dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8203360229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was contacted to collect on payment and borrower stated he had made an online payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7180961630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer contacted the borrower on 03/XX/2019 to review the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1486293188 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called in to follow up on research request for March payment. Advised that the prior
                    from mortgagor         servicer had applied to principal, have removed that payment and applied to the missing payment, updated credit reporting and removed late fees.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed payment history and stated had mailed out the payment for March to the previous servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8347553957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower spoke to the servicer about executing modification documents.  They will need to sign documents and send them in for execution.  The borrower set up a payment for 10/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8365451966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called to inform the servicer he received the final modification documents, and wanted to confirm the loan did not have PMI, the servicer confirmed it did not, the borrower made a payment in the amount of $3019.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1528446768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer confirmed their last payment, 1098, payment history, and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5637713778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if ACH would draft 4/15 payment, and agent advised yes payment is pending and provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XXX)
                                           declared on 11/XX/2018. No property damage reported.
7369795982 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  Authorized third party called to make a payment.  Borrower is deceased and Executor/XX/05/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3616366016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get transfer info and made a payment in the amount of $2001.35 effective
                                           04/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8268531580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called and had questions about the payment and if any fees were assessed in the last year. Agent confirmed the August payment was assessed a late charge due to the payment being returned.
                                           Borrower stated trying to refinance the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1046461151 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower returned a call and stated he was not doing a short sale. Borrower was advised the call
                    from mortgagor         was a courtesy payment reminder call for the month.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed late fee and was advised it will be requested but not guaranteed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4143410911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/19 the customer was contacted advised the total amount due, the customer stated that they sent the payment to the prior servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6425189754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower informed the servicer on 03/XX/2019 that a payment in the amount of $2,396.27 will be made by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4351144880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8586409920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9615535763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1878333842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to check status of account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1412560219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Talked to borrower - discussed modification parameters
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7343478352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower wanted to confirm payments made on account and inquire about principal balance. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8600033904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower advised of total amount due $8861.16 (4 months); next due date & expectations.  RFD is long term excessive obligations, family moved it, 12 living in house.  Servicer advised final mod docs are due back by 1/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5999151412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in regards to a $40 fee on their billing statemetnt they already paid. Associate advised it is the balance of fees and reviewed the loan and saw where borrower did the payment. Associate advised borrower payment was applied to principal and will have it reversed to pay the fee. Comment dated
                                           08/XX/2016 borrower called stating excessive obligations with birth of child and going to doctors 3-4 times weekly and scheduled payment for 018/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3378032483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The customer called in about the payment for February and claimed that the check sent in January but wasn't processed until after the grace period in February and a late fee was processed.  The customer was advised that the late fee waiver could be requested and pending manager approval. The customer wanted to speak with a supervisor.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4587144175 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  Borrower called to dispute the negative credit reporting. Agent advised the borrower can dispute that with the credit bureau or can upload the written dispute online.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit Bureau Dispute: Borrower disputing the negative credit.  Loan updated to include the applicable fields to show the loan status as current. Loan was suppressed due to the Chapter 13 Bankruptcy from 12/XX/2011.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8439209079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3266492179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower scheduled a payment for $735.28 effective 6/XX/2019. The agent advised of payment confirmation number. The borrower hung up phone while agent was giving billing statement disclosure.

                                           The borrower verified their information and requested an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5218871921 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to check the status of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4830089303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Commentary states borrower called in regarding a letter received about a partial payment.
                                           Borrower was advised of payment history and scheduled a payment for the remaining amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2219067762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to confirm their escrow payment. The servicer advised that the payment is set up for 06/XX/2019. The servicer educates the borrower on where and how to change the payment to today. The servicer also requested borrower's tax parcel to validate that the HERO program payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2871718898 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called in and stated loan was transferred and was on auto pay with the prior indication covered by  servicer and was upset auto pay did not go through and was charged a late fee and inspection fee. The agent
                    insurance              requested a one time courtesy late fee removal in amount of $58.65.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the
                    [1] Written Dispute -  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    Servicer responded     days and no further communication from mortgagor.  The borrower disputed credit reporting. The servicer within 60 days and no  reviewed the account and determined that the account was reported accurately for March and April 2019 as further communication  current and were not negatively reported. The dispute was resolved as noted on 06/XX/2019.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the shingles and roof.  The borrower stated would have to pay for the repairs.  The borrower noted on 03/XX/2018 mortgage funds were used to repair the home and no claim was filed.  The borrower noted on 03/XX/2018 is not certain if the insurance would assist with paying for damage.  The repairs were still in process on 03/XX/2018.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7130512037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7724182133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9271114400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested paperless billing and the link to set it up was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7474941902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called to inquire about refinance and that BK that was filed did not include the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2604437111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower emailed in regarding apply for Enhanced Relief Saving program.
                                           Borrower was advised to call in ans speak with a representative due to the nature of the request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3917162322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Welcome call completed. The customer was unable to access their account online and they were assisted. Customer made a promise to pay by 3/XX/2019 on the website. Comment dated 06/XX/2019 borrower called to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4513218721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  09/XX/2017 Spoke with borrower, borrower stated that they move the payments to the 22nd. Agent verified and moved payment . Borrower stated she pays her other bills at the beginning of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7276650369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Commentary states authorized third party called in regarding to non-receipt of mailed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5341368296 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The customer called in regarding general account information and made a payment of $2040.73.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer wanted to dispute the late fee due to see applied funds to escrow account. The rep advised a new escrow analysis would have to be ran to see what the new payment would be.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3759806842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Servicer gave welcome call information and borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7194832045 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  borrower called to setup payment $756.74
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1592545597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower contact, advised amount due, borrower will pay on line. Discussed how the borrower was doing after the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage that occurred on.  Claim funds in the amount of
                                           $12651.01 were endorse and released to the borrower on 04/XX/2018.  The claim was closed on 04/XX/2018 due to the claim being less than $20000 per hurricane guidelines.
9795090484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower scheduled payment $788.35

                                           Borrower called in states doesn't have money to pay, no hardship, just has other bills. Did commit to making a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4400336783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  08/XX/2017 - talked to borrower - called to set up auto pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9042158489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called regarding VOM information that was not included in VOM and was advised of last payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4971586831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about fees assessed to the account. Servicer stated that the fees were late fees transferred from the prior servicer and borrower was also inquiring about the property inspection fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2340260703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in  regarding escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5367671862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5455749226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in needing help setting up payment and auto pay effective 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6927532435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding escrow increase and stated previous servicer ran escrow analysis and was advised of shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3481497231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7597343952 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  The borrower called in to make a payment. The borrower wanted to know if the property tax refund
                    and documented         was received. The representative advised the borrower it was received on 1/XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1714455799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower and third party on the line verifying information with the account.  Borrower made a promise to pay and payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8542110519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Spoke with borrower and advised of total amt due of $2198.40.  Advised reason for call was to secure payment. Borrower stated he already made his payment through his bill pay on Friday 5/XX/1 and if he paid all fees this month then total amt due for June will be $2169.75 with 15 day grace period and as long as payments are made within grace period he will avoid late fees.  Further advised borrower to pay amt due with month to avoid negative credit rating.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1838831935 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and requested payment information borrower scheduled a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4178388368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment in the amount of $3425.00 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2108322445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer called to advise of final modification documents being mailed and the next steps involved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4296628821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  the customer called to provide a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7710088429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1447670094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/19 the customer was contacted and a welcome call was completed, the customer asked about sending in extra funds and wants to confirm that the extra would be applied to the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 01/XX/2016 a claim was initiated for water damages caused on 12/XX/2015. The comments on 05/XX/2016 stated the final inspection was received along with a Certificate of Completion and the claim was closed.
3399984273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4226463077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower verified their information and requested their interest paid for 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1270331509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  A3p called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1092443185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called for property tax information and representative completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The comments on 11/XX/2018 stated the property is located in a FEMA disaster area (CA
                                           Wildfires). No damages were reported.
2692337200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower gave verbal authorization to speak with 3rd party.  3rd party was advised of  loan information including pay history, due date, last payment, and principle balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8028082520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to inquire the amount of taxes paid in 2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9255070607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer stated they could not hear very well and would call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1181738323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4649711548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in about someone taking pictures of the property.  The servicer advised the borrower the account is current and may be old information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5531706898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower submitted request to be placed on the do not call and solicit list.  Form was filled out.  Advised 30 days to process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2010 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3569712280 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 07/XX/2016 the borrower advised of flood damages from the FEMA disaster requiring the sheet rock in the ceiling/XX/29/XX/15/XX/29/XX/25/2016 referenced the property was previously located in a FEMA disaster zone.
5999487092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 - Borrower called for hazard insurance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1845666140 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The authorized 3rd party promised to pay $1030.98  via bill pay by 4/XX/19 also went over general indication covered by  account information.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 10/XX/2017 advising of roof damages, water damage, and broken windows due to Hurricane XXX. There was no sign of a claim or any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9536418357 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The servicer called and spoke with the borrower regarding payment. The borrower stated is on ACH indication covered by  and the agent advised no ACH on account. The agent gave borrower ACH information and the borrower stated will
                    insurance              send payment in mail this month in amount of $2350.08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 10/XX/2017 due to Hurricane XXX.  The borrower did not file a claim.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
4773862019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6017396703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  borrower called regarding billing statement advised of last payment posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5892970477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Received call from spouse of borrower who had an inquiry about a refinance application. Received authorization for 3rd party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6206419438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer completed welcome call; sent rapid registration link to borrower; sent paperless enrollment link to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3950654450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  10/XX/17 Borrower called and stated she needs help getting into her account.  Rep reset password.
                                           Borrower states demos haven't changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4771048795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to get total amount due.  The servicer inquired about disaster impact and the borrower is not impacted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6705571696 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment in the amount of $1620.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           The proof of claim was filed 11/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9282993193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer inquired about the escrow analysis to be ran. They were informed increase is due to balances. They requested updated analysis to have it spread out over 12 months with a cushion.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7829846969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to schedule a payment and to review the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7209696983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in and stated that they wanted to know if there were any liens on the property and were instructed to go to the court house to check as the agent wouldn't be able to tell.  The borrower stated their intention was to sell the home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7418852503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see if June payment was received, and agent advised loan shows due for June.
                                           Borrower stated servicer took funds from borrower's bank account, and agent offered to provide research email, but borrower refused it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.  Previous bankruptcy, case number XX-XXXXXX
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4815308565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding escrow balance removal and taxes paid. Borrower advised did not received the payment from escrow and check was reissued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5423053412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower was called in reference to payment due. Borrower stated get paid
                                           02/XX/2019 and will make a payment once funds post to bank account. Borrower states spouse usually make the payments. The escrows and new payment was discussed with the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2429404035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower stated RFD is curtailment of income.  Servicer advised of total amount due of $1129.01.
                                           Servicer offered to secure payment, borrower declined & stated she will call 2/23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9714848264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 regarding a fee dispute on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7833181586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was contacted about the December payment.  Borrower promised to make the payment online by the 14th of the month.  Excessive obligations noted as the reason for default; borrower stated had other expenses. Program options discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Transfer of servicing noted 2/XX/2019. The property is located in a FEMA Disaster area due to Hurricane XXX as noted on 9/XX/2017. No evidence of damages reported.
4145592921 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5444808429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2692601702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule payment on the account and demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8608032144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in to insure the mod docs have been received by the servicer. Rep confirmed docs were received and the modification has been completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3549623209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  On 03/XX/2017 Borrower called to request password reset for online account. Borrower was advised will send a password reset to get back into account. Borrower was also advised to wait 24 hours and try again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1568696124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower called in reference to payment due. Authorized third party confirmed property address is correct but gave street number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5963902831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about monthly escrow payment amount.  Borrower was advised last analysis was ran by previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4266243031 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  Borrower promised to make payment via web by
                    funds held by servicer 06/XX/04/XX/24/XX/29/XX/04/XX/13/XX/19/XX/26/XX/26/XX/25/2017.  No disaster damage was reported.
                    with indication of
                    related contractor bid
                    sufficient to cover
                    repairs
9824365501 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  the borrower was advised on the total due of $888.89 and next payment due IAO $863.89 for
                                           4/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6119262329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in to dispute a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3644063358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower asked what today's date was, advised it was the 2nd. Call dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6089422457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer called to get 1098.  Servicer advised she can download form from website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3272746763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2245124328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in regarding auto payment status and escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9581112044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called  stated that re amortization was received in via mail, had to pay $24.70 to send it back and wants to know if will be reimbursed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5268718989 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  Borrower called in to verify account and to schedule a payment on 04/XX/2019 in the amount of
                    bid                    $1,202.44.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 01/XX/2018.  Claim funds in the amount of $17943.39 were received on
                                           02/XX/2018 and released on 02/XX/2018.  The claim is partial monitored and is pending a 90% inspection to close the claim.  The damage repair amount is estimated at $17,943.39.  Property repairs have not started.
                                           The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4922689823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized a payment in the amount of $1279.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
5393589317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 8/XX/2018, the borrower scheduled the payments for July and August.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1707715566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5874457004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled a payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1881536689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8386836074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called for insurance claim status and to see if any additional info is needed.  They were advised the draw is pending approval.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Bankruptcy is noted as discharged but there is no info on filing date, case number, or discharge date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX.  An insurance claim was filed and closed on 2/XX/19.
6095308074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower to get online password reset PTP $2,540.12 online today and borrower also had questions regarding mod documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5957895793 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  04/XX/2019.  The borrower called in regarding the escrow shortage for $721.00. Agent explained the new
                    Servicer responded     analysis and new payment. Borrower also scheduled a payment for $866.86, by 6/XX/2019.
                    within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the further communication  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    from mortgagor         days and no further communication from mortgagor.  The borrower was disputing the escrow on the account and
                                           the impact of the service transfer on the borrower's credit score.   The borrower was advised on 05/XX/2019
                                           that the escrow money was transferred from the prior servicer for January and February.  The servicer advised has no control over the credit score.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3087235267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower verified their information and made a payment of $989.28 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2106313538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6671360102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in regarding blue ink the notary used and the documents advise to use black ink only.  The servicer advised the borrower that will be fine.  The borrower will be sending the executed documents that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 10/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1638055830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Contacted the borrower to advise of payment due and the borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4319792451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Last contact with the borrower they advised did bank bill pay yesterday. Borrower set up payment for 10/XX/2018. Previously discussed prior modification with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7016318147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to check on a payment to the insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6700479512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in needing to have website password reset. The servicer assisted her with changing her security question.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7029332489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3076157231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to cancel the payment that was scheduled for 3/XX/19 in the amount of
                                           $436.71. Cancelled payment.  On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2465920675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show contact with borrower regarding 1098 and access to online system. Servicer advised they will have to register online to access account. Servicer provided 1098 information to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Comments show borrower was in bankruptcy which has since been released. There is no information if the bankruptcy was dismissed or discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9518281136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to customer went over increase on account advised it is a late fee for a NSF fee balance from prior service department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5503125676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a Welcome Call and promised to pay $1,807.96 by 04/XX/2019 via the Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8179933971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called to inquire interest paid since modification has been completed. Borrower was advised modification documents can be sent by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8572996284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Associate made contact with borrower who advised payment was mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per notation on 04/XX/18, The property is located in a FEMA disaster area, however, no damages were reported within the review period.
7367167111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $1565.98, scheduled for 3/XX/19. Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2011 and there is evidence of reaffirmation.  Unable to locate case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8596991702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Outbound call to the borrower, informed of total amount due. Borrower stated the May payment was not applied to the account and was advised on 7/19 not to make a payment in August.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3914431331 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2434166473 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower scheduled a payment in the amount of $2036.71 to draft on 06/XX/2019.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5459124340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called demographics verified promise to pay was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6921882931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower stated RFD as additional medical bills at that time. Borrower made a payment with agent over the phone and agent provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6611795901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Delinquent loan call in which agent explained as long as docs are returned account could be converted back to current status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7445615279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called demographics were verified and a promise to pay was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9565634919 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Inbound call with questions about credit reporting.  Details unclear.  Borrower is deceased and
                    - Executor/Heir exists Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    and documented         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2911405674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer informed the borrower that the total amount due is $1,407.98.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4812391203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower was advised of the amount due but there was no commitment to pay. The reason for delinquency was cited as curtailment of income and excessive obligationgs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8252614738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1371723628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The customer processed payment on the account and counseled on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4670703973 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Commentary states borrower called in to make a full reinstatement and current months payment on
                    and documented         the account.  Borrower is deceased and Executor/XX/06/XX/11/XX/FDCPA.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  debt/FDCPA dispute resolved
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8486557301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to make payment and discuss fees and payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1075091931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to process payment in the amount of $1,459.38 .  The borrower called in to ask questions regarding an insurance check they will be receiving.  The borrower stated the work has already been completed.  The borrower wanted to be sure the contractors get paid. The servicer advised the borrower to execute the check and send it into the servicer. The servicer will contact the contractors and make the payments directly to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6612875264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about statement and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Unable to locate bankruptcy details in comments provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5986159792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2631741934 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called on 03/XX/2019 and completed the welcome call process after the service indication covered by  transfer.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 03/XX/2018 to advise the roof was damaged and leaking due to the recent FEMA disaster.
                                           There was no evidence of a claim or any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 03/XX/2018.
2829276702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the customer called to schedule a payment in the amount of $538.52
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5988383701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized third party was advised that an escrow analysis was completed and new payment amount was given.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5954804520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Provided borrower with a copy of the 1098 from 2017 via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7028783702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower returned an automated call from the servicer. The representative informed the borrower the call was t o let her know the payment was taken from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6315491251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Reviewed status; advised final mod docs and payment of $2509.05 due August 1st.  Borrower to make future payments via autopay.  Will send back final signed mod docs 8/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7019758014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower informed the servicer on 06/XX/2019 that the payment will be late this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1096464143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states spoke with borrower and borrower wanted to make a payment on the account.
                                           Borrower was advised of when payment can be made to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7351639543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for information on the 1098 form, gave information verbally.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2713309130 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The servicer spoke to the spouse of the borrower who advised she was the executor of estate. The
                    and documented         borrower's spouse also had a repayment plan inquiry.  Borrower is deceased and Executor/XX/29/2019 new servicer recognized the approved payment plan and noted borrower should continue to make those payments.
8428891465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in because  of late payment due in the amount of $1239.03 by prior servicer and did not know it because he was in bankruptcy and did not receive any statement regarding that. The customer has no intent to pay for it. Advise I will put in a research request to know what those fees are for.
                                           On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6746258681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower paid by phone and servicer gave welcome call information.  On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2509814603 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary stats borrower called in to verify insurance payment was made on the account. Borrower scheduled a promise to pay on the account via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2733943137 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  executor called in regarding loan status and death certificate that was sent in. Rep confirmed it
                    and documented         will take a couple days for account to be updated.  Borrower is deceased and Executor/XX/04/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1807515859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6780569922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower contact, updated owner occupied, advised of total due. Borrower made payment via bank and wanted to ensure effected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7466630647 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called in to make a payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage that occurred on 09/XX/2017.  The borrower noted on 10/XX/2017 the home was destroyed.  The borrower noted on 03/XX/2018 is disputing the amount and needs money.  Estimates were needed from the contractor and were received in the amount of $9550.  The adjuster's report was received on
                                           03/XX/2018 stating the loss was less than the deductible.  The denial letter was received and the claim was closed on 09/XX/2018.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $9,550.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/262017.
7131491399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Talked to 3rd party they updated all insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7728947490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8724829457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to review billing statements that were confusing. The statements were reviewed and the differences explained.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5973685279 1        [1] Legal Description  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Issue - Mortgage       PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    contained incorrect    BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was legal and actions have 06/XX/2019.  06/XX/2019 inbound call borrower inquiring about payoff, advised borrower $435350.40
                    been completed on a    The borrower asked if the two partial payments they made have been received.  The servicer advised yes, the
                    reformation action     next payment due is 04/XX/2019.  The borrower made a promise to pay via the web-site.  The borrower was upset regarding the wait time to speak with an agent.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the
                    Servicer responded     reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and within 60 days and no  no further communication from mortgagor.  A dispute was received on 02/XX/2018 regarding the legal fees on the further communication  account. A response was issued on 03/XX/2018 advising the attorney fees were billed after the modification,
                    from mortgagor         and their request to waive the fees was denied.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  Comments dating back to 12/XX/2016 indicated a legal description issue was identified during the foreclosure proceedings.  The notes on
                                           11/XX/2017 stated after research, receipt, and review of various tax maps/deeds the legal description issue was cleared.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9090175427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to schedule 3 payments; $1917.65 for 04/XX/19,  $1931.94 for 5/XX/19 &
                                           $1931.54 for 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7132996093 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to verify status of modification. The borrower stated that his being represented by an attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6615235617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower inquired about loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3847252904 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment by 07/XX/2019 in the amount of $1668.51, and discussed the
                                           PMI status and other account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6071939206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The customer was following up on a late fee waiver offer letter. They stated they emailed but had no response. The customer stated they had their payment set up with their bill pay to come out on 10/XX/2016.
                                           They were informed once payment posted, then fees could be reversed. Customer also process a payment of $71.40 for 10/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1219993092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment but borrower phone disconnected
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2833326294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments show contact with borrower regarding loan status and payment. Borrower called questioning why bill shows they are due for two payments. Servicer advised sometime billing statements are generated before payments are received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5693933935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and authorized agent to process payment in amount of $840.87 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 08/XX/2011.  A motion for relief was filed 01/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9899344304 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $19544.25 were released to the borrower on 08/XX/2018 and the claim was closed on 08/XX/2018 due to being less than $20000 per disaster guidelines.
5282170910 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                    and documented         The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2573733616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The servicer called for payment and the borrower made a promise to pay. The servicer stated the loan was just modified and would be monitored for 12 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6042637056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1323239997 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Authorized third party called in to see what options were available to get loan out of foreclosure. Agent  advised of modification or reinstatement options. Agent advised that loss mit packet would be mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8935275783 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  Authorized third party, borrower's spouse, called in verified occupancy and demographics and set indication covered by  up speed pay payments for December through February.  Third party also requested help with getting set up to
                    insurance              make ACH payments on line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was due to a tree falling on the roof.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1731207145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to make Speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5704147190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule payment for 4/XX/2019 in the amount of $2,955.48.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3471976165 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8465658475 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Inbound call to make payment and to inquire how to take late husband's name off of loan.
                    - Executor/Heir exists Servicer advised borrower to send in death certificate.  Borrower is deceased and
                    to dispose of          Executor/XX/07/XX/16/XX/20/2015 and there is no evidence of reaffirmation.
                    property; identified   LITIGATION: There is no evidence of litigation on the file.
                    and documented         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1095890641 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower called in to set up June payment effective 05/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 09/XX/2017 their roof was damaged due to Hurricane XXX. There was no sign a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.  No updates to property damage or inspections made as of 05/XX/2019.
2728849959 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower advised that they needed to make a payment but had questions first.  Borrower is
                    and documented         deceased and Executor/XX/25/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8570652248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in and provided verbal authorization to speak with spouse.
                                           Third party requested to verify payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1036429194 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and requested a pay-off quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8539195069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower spoke to the servicer about the account and status.  They called to get maturity date and UPB.  They set up a payment for 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There was an insurance claim filed and closed.
4095280978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized 3rd party called for general payment information and confirmed payment received on
                                           03/XX for March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7789604061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  outbound call to borrower to collect past due payment, borrower advise to remove phone number.
                                           Loan servicer advised no payment is shown on our system, call dropped expectantly
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5434211671 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower paid by phone.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  There was an ongoing bankruptcy payment dispute that was resolved on 9/XX/17.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 08/XX/2015.  A motion for relief was filed 12/XX/2017.  case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4976130693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called regarding insurance premium. Servicer advised payment was sent 10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; all damages repaired and claim closed
                                           10/XX/2018.
6741614311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called. Borrower was advised of Recovery fees and transfer of Servicer.
                                           The transfer is effective 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6034624183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  inbound call from borrower to inquire on escrow accounts. Loan servicer advised escrow went down due to borrower being a veteran.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2185206103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The authorized 3rd party called to inquire about the status of the modification. The 3rd party was educated on the 3 trial payments and the consequences if the payment is not made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1124200621 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6935758335 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Inbound call from borrower to process payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1668837845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  the customer was contacted asked why the payment increase, the 3rd party was advised that they are not authorized and would need written permission to get information the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2341255652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment in amount of $869.60 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2807906517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Spouse said Borrower's paycheck will not clear until 9/XX/; doesn't foresee problems with
                                           September payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5936282547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Agent completed welcome call.  Borrower authorized spouse to discuss account and advised set up a payment through bill pay and processed the April payment.  Agent advised borrower to notify insurance company of change in mortgage provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1327738363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated received a letter regarding fees on the account.  Agent advised of the legal fees applied on the account after the loan was brought current. On 6/XX/19 the borrower called in to talk about the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4667496309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on modification solicitation and advised of 60 day grace period in regards to service transfer and late payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6580628187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called to inquire about the payment application. Borrower was making partial payments and wanted to know if the payments were applied correctly. Borrower also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8132072654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated that he will mail his payment tonight.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7645853560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to request a refund of the second payment made in error.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3953719460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regarding loan transfer and was advised of loan transfer process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4293806305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  A call was made to the borrower to collect on the past due amount. The borrower made a payment for $1,086.33 and advised their spouse would call back to pay the last fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7089112588 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  The borrower called to make a payment for $1,080.00.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  XXX  Credit Reporting dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4562674531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Commentary states borrower called in to schedule a payment for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3951405952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX as noted on
                                           9/XX/2017. A claim was filed for damage.  All funds were released and the claim was closed on 05/XX/2019 due to the claim being classified as non-monitored.
7755035117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Servicer advised borrower of total amount due iao $905.79 and next payment due $408.67 due
                                           9/XX/18.  Servicer advised borrower that account is 2 months behind and that borrower needed to set up a payment or arrangement.  Borrower states would be able to bring account current today.  Servicer processed payment iao $905.79 for 11/XX/18 & $408.67 for 12/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6787416072 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see who was now servicing loan and to inquire about loan payment.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7012543711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called and stated that prior servicer had a lien on their property and went out of business. The servicer advised the borrower to dispute this with credit bureau to get it removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4137282562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called to ask if ach would accept debit card and was advised only checking account number and routing number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2018877146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about the new loan transfer information in regards to autopay. Servicer advised the borrower of the loan transfer and boarding date information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8135703995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower stated got notice Insurance was not being paid. Borrower was advised it expired on
                                           01/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9331542959 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3462965318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower was contacted regarding the payment.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4411296579 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Talked to third party promised to pay $368.56 by 6/XX/20198 via mail.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7589733168 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer called in to confirm their good  thru date and discuss reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4623012942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called borrower and she stated she did not have time to talk.  She stated she will make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7676663062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  borrower made promise to pay $914.91 by 3/XX/19.  Servicer advised cannot process payment just get & to call back on monday to process the payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2919501711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Notes indicate the borrower called to verify if loan is still under the repayment plan. The agent advised the loan is still subject under the repay plan but this payment would be the final payment under the plan and asked the borrower if wanted to make the payment. The agent verified the reason for default was due to the borrower being self-employed. The borrower advised a payment could be made b y 7/XX/2017 and schedule the Speed Pay for $2875.00 effective 7/XX/2017. The agent advised of the payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3440299649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make a payment for $1,827.20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2023685614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed with borrower who scheduled payment for 03/XX/2019. Comment dated
                                           03/XX/2017 borrower called in regards to their billing statement showing due for 2 months. Associate advised statement generated prior to payment posting. Borrower informed associate payment was mailed on 03/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3882692084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to get the payment amount.  .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5137722592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of total amount due and ACH payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2251337746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called because a text message was received. The borrower further advised a payment was made today
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1115859302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3354476529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower mentioned work is slow, but was able to set up a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3222434678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower called to check status of the account, advised borrower account is current and the next payment due is 05/XX/2019

                                           The customer called to inquire about modification documents received. The servicer explained that new documents were needed as the last ones were rejected. The borrower will execute them and return them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6860669500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  inbound call from borrower to inquire on option assistance for disaster impacted area
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9498115588 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called with third party to discuss interest rate change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4562052544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Talked to borrower - borrower sent modification documents via FedEx ... checking status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7318798028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party was unable to log in online, password was reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2131193032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9275961716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested a translator and scheduled a payment for $948.35 via the web by 7/XX/2019.
                                           Borrower advised of missing march 2019 pmt, she thought it had been made by her bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3820252774 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  The borrower advised that they received final mod docs and sent them back on 8/XX/2018.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit report dispute resolved.The comments on 04/XX/2019 referenced a credit dispute was received. The notes also stated the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6098271281 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, the customer called in and stated the borrower is a single parent and has been
                                           struggling to get caught up.   The customer isn't getting child support regular enough to count as income and the customer has accounts in collections.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2679517175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called about trial payment and was advised all 3 payments scheduled and to allow 48 hrs for payments to clear.  Borrower advised to look for final documents after January payment post.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6912919604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  via ivr. Borrower called and made a promise to pay $210.42 by 7/XX/
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5030729967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inquire about their 1098 form. I advised the borrower that it was sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6869070398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/19 Spoke with borrower borrower stated they get paid the last Wednesday of the month and that's when they plan on paying the bill. Agent went over payment options with borrower.  Borrower set up future payment over the phone with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9555155906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Agent discussed delinquent loan status with borrower. Agent also took payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7238010955 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower advised total amt due of $1482.07.  Borrower advised reason for call was Nov and Dec payment are behind.  Borrower stated waiting on check and should get to them by 12/XX/18.  Reason for delinquency is excessive obligations.  Borrower declined to give financials and said will call back on
                                           12/XX/19/XX/24/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  No additiona information provided about bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6939446640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Spoke to authorized third party and proceeded to discuss status of account. Authorized third party said wanted to discuss the payment due. Said delay payments were due to illness of family member. Rep advised total amount due of $736.1 advised next pmt due $676.44 on 10/XX/2017. Rep advised of grace period, due date,  consequences, expectations and next steps and addressed concerns. Auth3rd party is calling to find out the balance on the account. Auth3rd party states the loan has fallen behind due to a medical expense for her and she is deciding to go ahead and resolve the loan issues due to receiving the billing statement. Rep received payment for  1,360.92  on 10/11. Rep informed auth3rd party of the total amount due which is Oct payment with fees and took financials. Auth3rd party states he has to pay things late in order to keep making payments on the mortgage. Rep advised 3rd party can offer the forms to start a review for a loan modification.
                                           Can review to see if we can find a lower payment to make the home affordable the process takes 30-45 days to complete and allow 7-10 business days to receive forms you will need to send back a  proof of income and 30 days of paystubs and a hardship letter explaining the hardship. Auth3rd party wants to know the amount they are paying yearly for taxes and insurance. Rep informed auth3rd party what the hazard insurance is. Rep advised can research for lower costing hazard insurance to receive lower payments. Rep processed a payment thru spay1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7432114891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding charges on account. Agent explained charges
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5898353727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5212701744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to create an online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4334085399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer issued a one-time courtesy late fee removal due to a customer issue with the bank at no fault to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7874108239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in updated phone numbers and confirmed that  autopay had been set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9963382399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called and stated he was charged a late fee on the account and requested to remove it.
                                           Borrower stated he was calling to make sure fee was waived.  Advised borrower the late was removed due to manager approval.  Borrower asked if account will draft this month and was advised borrower acct setup on auto pay for draft on the 15th of each month.  Provided self service option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property was located in a FEMA disaster area of
                                           Hurricane XXX. Property damage was reported a claim was filed and closed, the final check was endorsed and released on 01/XX/2018 in the amount of $3050.56.
5880926178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Commentary states borrower called in regarding signature on the forbearance agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1094551265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  inbound call from borrower to discuss letter received regarding hardest hit funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3489395675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 1/XX/2019, the borrower called in to make the January installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5836259314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to discuss the amount due on the account, confirmed occupancy and contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8428130127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding general modification inquiry. Promise to pay was scheduled on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XX)
                                           declared on 11/XX/2018. No property damages reported.
3031858627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower returned servicers call and scheduled payment for 12/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3597962820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2169414396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in with questions regarding hazard insurance.  Borrower was advised there was no indication of insurance cancellation.  Borrower made payment in the amount of $1443.00 during most recent contact on 4/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9002662034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call borrower inquiring about payment date borrower transferred to ESCA line

                                           The borrower was advised of total amount due and inquired about billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6519990407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party called in to get payment options.  She said she will mail a check today for both
                                           March and April payments. Borrower promised to pay $1183.75 by 4/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3183910495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in concern that the system does not show a payment made in October. The borrower also wants to take $2000 principle payment on 7/XX/23/XX/18/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5541802143 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1388205302 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer called in to reset their password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2767044845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called stating the October payment did not come out of the account. Informed  of reversal  & reapplication, the money was put in suspense
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3004016902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower requested 1098 form and that he was locked out of account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2906674675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled payments for $2,274.90 on 05/XX/2019 and 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3126035716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment in the amt of $1825.31.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1232132986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated will make payment online 06/XX/2019 and reinstated account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1968447593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
9388344451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Commentary states borrower called in regarding a Private Mortgage Insurance (PMI) letter that was received from servicer. Borrower was advised of the PMI removal process and information can be received online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8759406992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower advised they switched insurance and received refund check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9184118556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called to make a payment in the amount of $1275.91 effective 10/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5402254788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8716724941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer made a payment of $1325.50
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5353713571 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  Borrower called to see if he could get a waiver of the August late fee.  Advised Borrower to send
                    from mortgagor         EM requesting waiver.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a late fee and requested it to be waived.
                                           A response was sent to the borrower on 10/XX/2018 stating the fee in the amount of $72.02 was waived.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
6128591821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower was advised of total amount due and that the last two payments were stopped by bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9893638108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower wanted to change the ACH information to their credit card. Rep instructed borrower on how to make changes to the ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9721366565 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to see if Escrow Analysis had been ran on the account. The servicer advised that is not due yet for another Escrow Analysis until August.The borrower called to make a payment and scheduled the payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9680220165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to schedule the next three payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8296308638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower contacted the servicer schedule a payment in the amount of $1,412.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7686085068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm payment information.  On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9988875872 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  the customer was contacted and a welcome call was completed, a payoff request was requested as well.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6706698028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and reviewed general account information with the borrower. The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8960198330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer called in to confirm the total amount due advised on plans to make a payment in
                                           February due to stolen wallet and account was temporarily frozen. The rep counseled the customer on self service options for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3801994024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called and made a promise to by through the mail by 4/XX/2019. The loan transfer welcome call was completed. They were walked through how to get their 1098 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4036407597 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to make a payment and was advised the loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unemployment.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5194108948 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The authorized third party called to verify that the loan will be transferred and was advised
                    from mortgagor         that it would be. The servicer stated that information would be mailed out.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written payment dispute and servicer corrected the misapplied funds.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 09/XX/17. No property damage was noted.
6301786624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower authorized a payment in the amount of $118.11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6345102369 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  Borrower called in to secure payment in the amount of $904.19 effective 10/XX/17. Informed she is
                    and documented         unable to rent property.  Borrower is deceased and Executor/XX/22/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8292810037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment for $2,520.35 via phone effective for today.  The customer promised to make payments for $2,520.35 by 06/XX/2019 and 07/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 12.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXX wildfires on 9/XX/18.  There was no damage to the property.
6274147539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called with a payment posting question. The modification was reviewed with the borrower but he did not have time ti discuss as he was walking into the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6241960830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called - verified account information - borrower promises to make payment online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7964180173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/18 Verified property as owner occupied.  Borrower called asking about the Oct payment.
                                           Advised payment was returned due to NSF.  Borrower said there was an error at the bank.  Advised borrower of late fee.  Borrower requested to speak to a supervisor regarding the late fee.  Borrower spoke with SME.  I took the October payment and advised borrower of the escrow increase.  Borrower asked as to why the increase in taxes and insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7368797669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called about next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6560615903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called but no details are provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5205411947 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Reason for default was curtailment of income due to self-employed and business income down due to expansion and extra expenses. They stated they would send in a packet to apply for a modification and reach out to their state's hardest hit fund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9550961665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Call and spoke with the borrower about bad mailing address. The borrower advised she has been receiving this type of call for a while but the address is correct. I apologized to the borrower updated our system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9009501785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.  The borrower was advised of grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7588822532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The authorized third party wanted to know gets double bill every month. The representative advised statements receive in advance and also advised bills are now sent based on closing date of the billing cycle billing is sent out. The representative advised of the payment received after the billing cycle double billing notice will be received since that is what would have reflected the date of the billing cycle and that the borrower should get use to this process if paid the current month, then does not owe double billing. The authorized third party wanted to know how payment can be lowered, the representative advised should refinance which is the best option to lower payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8425529665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to add authorization on the loan for his wife, but stated he will call back when he has more time to do this.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6223204860 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Authorized third party contact to verify payment was received, advised payment is in queue and
                    and documented         will be posted, no further questions. On 5/XX/2019, authorized 3 rd party No. 3 called to set up the payment for $1,527.38. Scheduled 5/XX/2019.  Borrower is deceased and Executor/XX/09/XX/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
6893633385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to to payment for August.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7516799009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower inquired about status of claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9254056153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7502132966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment by phone for 03/XX/18 and 05/20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1468130772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  1/XX/18 Borrower called regarding payment, when they paid $4k on 1/XX/18 they paid $800.  Wanted to know if that would go towards 1/XX/18 payment.  Rep referenced prior notes and confirmed last contact made ws on 1/XX/18 when borrower called in to make a payment.  Agent submitted request to remove a bad check stop.
                                           Advised borrower payment was made on 1/XX/18 which closed out 1/XX/18 payment.  Borrower stated they just made another payment for 2/XX/18.  Adaised papyment has been received and will post 2/XX/18.  Borrower stated then they will just own for 3/XX/18 payment.  Advised borrower that is correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Per comments borrower was in bk but is no longer in Bk.  Unable to determine what type of Bk, case #, filing date or current status.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6536997736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Servicer contact borrower. Advised of  total amount due , grace period , expectations, and next steps. Customer stated mailed $300 on 05/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1155977966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in regarding automatic payment draft. Borrower was advised payment will be deducted once the loan has boarded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6642941995 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called with an escrow inquiry and promised to pay $450.00 by 6/XX/2018 via mail.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5935612076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called to update insurance companies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7524785027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment in amount of $1602.16 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area per notation on 10/XX/17 (DR-XXX), however, no damages were reported within the review period.
6692700717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of the escrow shortage and that they can make escrow deposits at any time. Payment scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3722628730 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower inquired about payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8585851829 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2017.  On 10/XX/2017 the borrower advised of minor damages due to Hurricane XXX. The borrower declined indication covered by  the forbearance plan offered.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 10/XX/2017 there were minor damages to the home due to Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. On 11/XX/2016 a claim was initiated for damages. An inspection was received on 08/XX/2017 showing 100% of the repairs were completed. The notes on 08/XX/2017 stated all funds were released and the claim was closed.
1187424173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4976619221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party set up April payment and was sent ACH form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4241242229 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3408091818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was advised that the final documents were received and the first modification payment is due 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1714530395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1789475344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  the customer was contacted to complete a welcome call, verified all of the demos and offered the payment options
                                           06/XX/2019 - borrower called to make a payment in the amount of $1844.22
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8963705553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Notes indicate the borrower called to advise of mailing  payment of $2366.96 effective 12/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6748748325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  11/XX/2016 - talked to borrower - verified account information - processed payment in the amount of $2034.47
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7147500002 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9736058257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to discuss mortgage payment and the payment she mailed in. Advised payment and the billing statement crossed in the mail. Borrower scheduled payment for 05/XX/19 and 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8612744000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8713138601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  5/XX/18 Borrower stated that a statement indicating possible foreclosure.  Advised that loss mit effort is not an indicator of foreclosure or such being pursued.  Borrower inquired as to receiving a coupon book for payments.  Advised borrower that task will be entered along with payment book and billing statements will be directed by the 19th.  Borrower is requesting a payment book directed to t hem as the loan itself is a
                                           WL.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  No information given about Bk 13, unable to determine case # or filing date from comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5076361775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $1138.41.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7014220060 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call and was advised of account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8438651063 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    06/XX/2019.  The borrower called to inquire about removing escrow.
                    unclear who holds      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the
                    funds or covered by    reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    bid                    days and no further communication from mortgagor.  The borrower was disputing prior late pays stating was never late.  The account was updated to reflect the current status and a payment history was provided.  The
                    [2] Payoff has been    account is in full forbearance.
                    requested within the   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [1] Written Dispute -  LITIGATION: There is no evidence of litigation on the file.
                    Servicer responded     TITLE ISSUES: There is no evidence of title issues.
                    within 60 days and no  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                    further communication  A claim was filed for hurricane damage that occurred on 09/XX/2017. The adjuster's report noted a $14443.43
                    from mortgagor         net claim amount.  Claim funds in the amount of $10015.33 were received on 10/XX/2018.  The borrower was approved for self repair.  Funds were released to the borrower on 02/XX/2019.  The claim is pending the final inspection.  The damage repair amount is estimated at $14,443.43.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7169462002 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called demographics verified .  The borrower states they are seeking to change insurance
                    [1] Mortgagor Deceased carriers.  Borrower is deceased and Executor/XX/25/XX/29/XX/13/2014 and there is no evidence of reaffirmation.
                    - Executor/Heir exists LITIGATION: There is no evidence of litigation on the file.
                    to dispose of          TITLE ISSUES: There is no evidence of title issues.
                    property; identified   PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                    and documented         ADDITIONAL INFORMATION: NA
1306274922 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  The customer called in to confirm payment was received and account was current.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  customer did not authorize escrow account that doubled their payment. The rep advised to send proof in and letter to have account reviewed further.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9476081230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get account status and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2173036330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify the payment amounts are the same with the transfer and scheduled two payments. The servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2627409452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and scheduled a payment by 5/XX/19 in the amt of $1679.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7295945770 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower completed the welcome call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9701100432 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4306946914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower wanted to know if the HAMP incentive document a scam.  The servicer advised no, and incentive will be applied to the principal balance.  The borrower needs to sign and return the document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9780937944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4348306670 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments show borrower called having issues with self service and unable to make payment. Agent verified account information and corrected issue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1134309202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The customer called to bring the account current. Processed payments for 9/XX/2017 of $4,364.47, for $10/XX/2017 of $1,060.07, and for 11/XX/2017 of $1,060.07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3618687453 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  The servicer completed the welcome call and advised of the due date, billing, payment options,
                    bid                    website information and disclosures. The servicer advised the borrower that the account is due for 12/XX/2018.
                                           The borrower stated will call back on 03/XX/2019.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the
                    Servicer responded     reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 within 60 days and no  days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has further communication  researched the issue and a resolution was sent to the borrower.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower reported property damage on 09/XX/2018 and a claim was initiated. The borrower was contacted on
                                           11/XX/2018 regarding the needed claim documents and information. The borrower was unable to provide any details of the claim, and the insurance company was unable to verify the claim. The notes indicated the claim check, and adjuster's report was still needed. There was no reference to any repairs being completed. No evidence claim was closed or repairs completed by 06/XX/2019.  The damage repair amount is estimated at
                                           $10,001.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
9825313798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019- Borrower spoke with agent password reset and made arrangements to pay $973.03.

                                           Borrower called in to schedule a payment to draft on 04/XX/2019 in the amount of $973.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7188209128 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in for demand letter to be sent via website. Servicer advised of reinstatement letter and borrower will be borrowing from retirement account to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7803684535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  T/he borrower was advised of next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4659412212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment. Contact information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 03/XX/2019 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower called on 03/XX/2019 to report a claim for damages sustained by the hurricane on 09/XX/2017. The claim was classified as non-monitored. A check for $20,000 was received on
                                           03/XX/2019 and endorsed/XX/18/XX/19/2019.
7213004985 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6144606334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower was advised of why brp was received and was advised of breakdown of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6697167784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area affected by Hurricane XXX; there is no evidence that the property was damaged by the hurricane.
4830011821 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  A third party called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8198393849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in wondering about shortage, advised he must have 1/6 disbursement in escrow account at all times.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6711689416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized third party discussed escrow information and was advised to call the new servicer to verify the amount of the April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5738249018 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to check on mod status and PMI removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5184749266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in and stated they never received a billing statement, advised them when the next payment was due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3624718129 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in to make a payment and was advised to call back when full access was
                    and documented         granted due to service transfer.  Borrower is deceased and Executor/XX/23/2008.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1803045259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9996601670 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to verify the March payment has been received.  The servicer advised yes.
                                           The borrower made a promise to pay the April payment in the amount of 2081.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8979471986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in and scheduled a payment and also had questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3301512021 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in to go over their account.  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4636601885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called wanted to know why his payment is showing due for $1097.12 for April.  Advised his regular payment is due for $1026.13.  Scheduled payment for 4/3.  Advised of late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4214672881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to advise that he sent in a payment online through the bill pay with the loan umber of the prior servicer and wanted to verify the receipt of the payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8167883147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4133496311 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about general information and updated mailing address.  The servicer went over welcome call information and advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9799454530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Authorized third party (borrower's spouse) contacted for amount due. Authorized third party made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5373243565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule payment but opted to make payment online to avoid processing fee.
                                           Agent documented ptp iao 1063.60 by 6-15-19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6066749866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower contact regarding loan transfer. Borrower wanted to make sure loan transferred over correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4815203753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to receive the loan transfer information and the servicer provided it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8942729783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower contacted at work and had little time to talk. Borrower showed a hardship at the beginning of the year. The loan was brought current in July, then delinquent again in November and December.
                                           Borrower will contact spouse and will have contact made if there are any issues with payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2520748511 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, a reinstatement was set up with a third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4068427357 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called to make a payment for $1,061.54 and scheduled 2 future payments for $1,061.54 indication covered by  on 5/XX/2.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 08/XX/2017 the borrower advised of flood damages to the walls, carpet, and sheet rock caused by Hurricane XXX The borrower stated they did not file a claim due to they did not have flood insurance. The borrower indicated on
                                           09/XX/2017 the repairs were underway. There was no evidence of the repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
2091092233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to confirm insurance information and at same time made a payment stating was not aware the payment was past due (due for 06/XX/2019)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1228912549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9819059634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was contacted to collect on a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9442859716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called about missing funds. They were advised the missing funds request was put in and to expect 7 business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1870612299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in to have $1,000 put towards principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3429340458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The spouse asked for the fax number to send the authorization form to speak regarding the account.  The power of attorney was uploaded on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9066168007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  inbound call from borrower for payment inquiry. borrower stated payment was sent in and advise
                                           RFD due to car expenses.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4922919050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and stated was not aware of April payment reversal and was advised to make online payment. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
4930945623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get the monthly payment amount and discussed payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2899588076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer allowed authorization for 3rd party to access all account information until revoked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5192929804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Called borrower to discuss the payment due on the loan. Rep advised the borrower about the grace period, due date, consequences, expectations and next steps. Rep asked for payment from borrower and advised would still get 10 day letter, but no phone calls.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7511941223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment and after payment was taken for that day was transferred to direct sales.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3530523609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1681344075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in regarding a late charge due to a payment change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4751670359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding charges on account. Agent explained charges
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1618125560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  outbound call to borrower to collect past due payment, advised borrower payment due and went over
                                           ACH form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6359839057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in inquiring about information on the hazard insurance and was informed that the insurance was paid to People's Trust on 5/10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2460753369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to get general information on the account, they also inquired if there was a
                                           2nd lien on the home
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy filed
                                           2/XX/2014 and discharged 5/XX/2014. No case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1960904035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower inquired about quit claim deed and options to lower the interest rate; borrower previously asked how to add another party to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6295176111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower spoke to the servicer about a letter they received about them requesting assistance.
                                           They do not want or need assistance.  The servicer advised it appears
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6603411986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower contacted and was asked about final modification documents, they stated they would be returning signed today. Advised that after mod was executed the collection calls may continue to come.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3751079294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment and wanted to know when they can pay online.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4098751843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request PMI removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6300884237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to inquire about disaster status in the area and advised the property was not damaged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3218408864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called due to NOI and the borrower stated they did not know they owed on the account.  The borrower proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
3085765159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6651069931 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Authorized third party called in to request 1098- tax document.
                                           06/XX/2019 - talked to borrower - promise to make a payment on 06/XX/2019
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower dispute payment misapplication and could not be reversed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9815588109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower stated unemployment as reason for default and stated they would be pulling funds from 401k to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2371698102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to request speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5419004101 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inboudn call from borrower inquiring on why there was a late fee and to process payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2587618218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see if the payment had posted and was advised that it had not at that time. The servicer reviewed online payment information and advised the borrower to wait a few days to verify the payment status. Borrower disagreed with late fee charges, advised they were from prior servicer late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6809487849 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                    and documented         The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2513217004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called stating there were two payments drafted on their account, stating they went online on the 28th to cancel the ACH and scheduled a payment for the first and both payments processed.
                                           Associate advised borrower they would need to send a letter from their bank stating that the payment will not be returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
4928426633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower had a general payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4411985400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called for the principle balance amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5231198120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was advised of HPA requirements and was informed not eligible.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2350747154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3997154008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9428819537 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower made a promise to pay.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to screens and shingles and paid for the repairs out of pocket.  The borrower noted house repairs in the amount of $2500 on
                                           05/XX/2018. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. The borrower noted prior storm damage on 12/XX/2016 stating a claim was filed for $3000 and was denied due to being less than the deductible.  The damage repair amount is estimated at $2,500.00.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
4553919386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower logged onto website and changed email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9871136677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer called regarding the transfer. Borrower was advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5358767777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Custoer was called to schedule payment for October. Customer stated account was hacked and had to get a new one
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9455259541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1440790963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Agent called borrower regarding late payment. Borrower advised agent that was mailed 10/29.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7314300551 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower advised agent that they could not download payoff from online account. Agent advised borrower to try and use a different web browser.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7294160935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Collection comments indicate  borrower called to discuss letters that was sent about applying for a forbearance plan.  Agent advised of the active forbearance plan on the loan now through April.  Borrower wanted to discuss what the next steps are and see what option are available because she received another letter advised to contact us.  Agent went through the disaster relief interview and advise there would be a decision within the next 30 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9445561201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4717022087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower had escrow question.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1715766327 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9933209923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Servicer spoke to borrowerabout payment.  Borrower said they would pay over internet to avoid a fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1395635068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called too inquire if a payment was posted.  The borrower set up a call back for a refinance.  The borrower made a promise to make a payment by 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3517256858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and made a payment of $1100.00.  On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5489703165 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay in the amount of $502.01.  The borrower requested a new escrow analysis as the borrower updated their policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4039498652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment and explain reason for delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3765806179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in regards to a check she mailed in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2397709014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and wanted the loan number and was provided information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8549955863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to check on status of mod and was advised they were approved for a trial plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4982354574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower states that she picked up extra shifts and borrowed money to make her payment. She made a payment in the amount of $1522.60.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3572547634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The authorized third party called in to dispute the results of the claim inspection and stated
                                           the inspector had access to everything.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
                                           A clam was filed for damage that occurred on 10/XX/2016.  The claim was closed on 07/XX/2017 with all funds released and a 100% inspection.
3704559273 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called about the loan term. The servicer advised 40 years,  The borrower asked about the payoff estimate.  The borrower asked about the document received regarding escrow.  The borrower requested a pay-off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8992921379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  borrower called to setup payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9228140726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment. Agent took payment and provided borrower with confirmation number as well as performed a welcome call while borrower was onl the line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2553398018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
6082012952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to change the mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/17. The borrower stated there was damage on 10/XX/17 and stated that an insurance claim was filed but there is no documentation of that in the comments.
4809796909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower needs the password on the account reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4718922269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called requesting their 1098 bemailed out and also verbally provided the information to borrower. Comment dated 01/XX/2017 borrower stated they RFD was due to their father in law passing and spouse was out of work with no pay and associate informed borrower the repayment plan was broken. Borrower stated
                                           they still have the funds for the December payment and they will be able to bring the loan current and scheduled ayments for 01/XX/2017 for the amount of $3,906.14 which brought the loan current , 02/XX/2017 and
                                           03/XX/2017 for the regular monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9874540485 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    05/XX/2019.  Borrower was contacted and a welcome call was completed, a payoff was requested.
                    requested within the   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    last 60 days           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9969106895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see if would be getting late fee for payment. Agent advised that would not receive a late fee due to recent loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3089503610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  03/XX/2019 - Borrower called to check auto pay status/XX/ On 05302019 the borrower called to make a payment and did not want to pay a fee advised the borrower of other payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster referenced on 09/XX/2017; no damage was indicated.
5215563071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was unaware of the escrow change in may and did not make full payment amount, she paid the shortage of $187.95.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8038175898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer stated reason for default was curtailment of income expected to last 0 to 3 months.
                                           The issue is the date they get paid. They madea  promise to pay via the website by 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 10/XX/2016 and XXX Hurricane XXX (DR-XXX) declared on 10/XX/2017.  Insurance claim filed and damages repaired. The claim was closed and final inspection found on 04/XX/2018.
4524792415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called stated will make payment at the end of the week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6437888552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to reset password
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8056439956 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and wanted to go over late fees on account and transaction history. Agent also performed welcome call on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5727476941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to check on account and get basic information for the new transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1269219788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to see why the security questions on the portal were not the ones selected when the account was set up. The servicer assisted in helping the borrower. The borrower also scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4815785208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 1/XX/2019, the borrower called in and wanted to make a payment.  They said that they are back on track and staying there.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4892181299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2465984084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for assistance on getting into online.  Payment scheduled for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7043030731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7396290367 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  Borrower called requesting MI be removed from loan because he no liable for debt due to BK.
                    insurance sufficient   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason
                    to cover repair        is PMI.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                                           Borrower called regarding the private mortgage insurance (PMI) and stated should not be paying PMI because of
                    [1] Verbal Dispute -   the Bankruptcy. Agent advised the borrower to submit the dispute in writing.  No further action noted.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The comments indicated the property was previously vacant. During the vacancy the notes on 08/XX/2018 referenced damages were identified and the cost to repair was estimated at $10,000. A claim was filed on
                                           09/XX/2018 by the servicer. Later notes on 10/XX/2018 stated the claim was denied due to the damages caused by hail was deemed non-insurable. An eyeball estimated was provided at that time in the amount of $3,049.58.
                                           There was no reference to any repairs being completed.  The damage repair amount is estimated at $10,000.00.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6101531129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay in the amount of $1058.06. The repayment plan no longer in place as the account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6100570679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $25.26
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6075945525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show borrower contact regarding loan modification and how to return documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9831013138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the co-borrower called in to see if the payment that they made was forwarded to
                                           MRC.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3357914852 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The authorized power of attorney was informed that the payment is $1,573.89 monthly and can pay
                                           March and April this month.  There are no late fees the first 60 days and discussed the grace period.  The representative provided the qualified written request address for breakdown and the refinance department's phone number.  The customer also discussed the modification option.  The property was confirmed renter occupied.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  04/XX/2016 Commentary states reason for default is payment dispute.  The payment history was reviewed with the Borrower including all payments and fees. The issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2016.  10/XX/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3368086694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Called Borrower, secured payment iao $1200 3/XX/17.  RFD Borrower illness.  She advised there is no hardship or assistance needed at this time.  Advised Borrower 1 lives at property and she has her own place but she is the one that handles the finances.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5714834818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to confirm insurance renewal due for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 - The property is located in a FEMA disaster area - Hurricane XXX.
7227333519 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower wanted information on refinance.  Borrower is deceased and Executor/XX/06/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6286993789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the customer made a promise to pay for the same day via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3406008327 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  The borrower's spouse called and reviewed their present situation with the agent; they had
                    and documented         excessive obligations which led to paying late.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2998924575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding a letter about their tax amount. A request was put in for research.
                                           The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2700193407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6020092925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment in the amount of $933.75. The agent took the payment and provided the borrower with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6084760577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding an assumption due to a divorce and wanted to remove the husband's name from the loan.  Agent advised in order to remove her spouse she would need to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5158909706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The servicer called for payment and the borrower scheduled the payment. The servicer waived the late fee and assisted the borrower with logging into the account to set up automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7218976561 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The customer confirmed the total amount due and informed the servicer that funds from tenants are usually paid between the 25th-28th and planned to pay on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
9024005494 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to verify autopay set up.  The servicer advised them of knowyouroptions.com and went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7400022490 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  An unauthorized 3rd party was contacted and the payment was taken over the phone.  Borrower is
                    and documented         deceased and Executor/XX/01/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9249990932 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      09/XX/2017.  Borrower stated there was minor flooding in home and roof damage, yet declined disaster indication covered by  forbearance. The borrower made a payment of $2061.80 and was counseled on the self service options for the
                    insurance              account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 09/XX/17 the customer reported flood damages in their laundry room along with roof damages due to Hurricane XXX. The status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9893039716 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2018.  The customer called to discuss escrow shortage and previous modification.  The borrower requested the escrow account be removed. The servicer advised that since the loan had been previously modified and the escrow account is a stipulation in the modification agreement.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer dispute escrow shortage. The representative confirmed that the refund went toward the account and resolution was sent out in 2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.
4363168597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower authorized daughter to speak on account and to go over billing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5203066397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the customer called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1820101649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was advised of total amount due and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7252160566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The spouse called in reporting an order granting motion to reopen chapter 11 bankruptcy in order to obtain a discharge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2014.  Cramdown Modification booked 09/XX/2014
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4144969244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called to make sure insurance updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6886974370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Call from borrowers' spouse requesting escrow analysis to be run due to refund from their
                                           Insurance Company was posted towards the shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7308369919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in stating that they should not be on the account as they did not sign the Note.  They said that they are going to seek legal counsel and disconnected the line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2018-The borrower was impacted by the FEMA declared disaster Hurricane XXX which occurred on 09/XX/2018.
2248864380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last contact with the borrower they called in to discuss a shortage in escrow if they payments increased. Customer was advised the last escrow statement was sent 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9812381377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower advised Bankruptcy completed and are still receiving mail from servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6073709536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1576097929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for a mod status update.  On 04/XX/2019 spoke to borrower about account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6480585056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to make a payment in the amount of $1400.00 Borrower states that she plans to bring the loan current soon. she was advised if she can bring the loan current by April she can get off of the repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9117391415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  A third party was advised of wire transfer instructions and stated they would have the borrower send payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 05/XX/2016.  Relief granted with 14 day stay waived
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1523711321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to make a payment and asked if could send in proof of new insurance. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8632051473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify if the loan was still on automatic payments. The servicer reviewed the account information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8130216029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to discuss escrows, will keep it as is spread over 12 months.  Set up 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9363080273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Agent went over escrow shortage with borrower and advised what new payment will be if shortage is paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3336198752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  A 3rd party called regarding disbursement of hazard insurance premium.  A conference call with the borrower was completed to release the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1333181383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower set up 3 payments.  Their dog passed away and that is why they have not paid.  The servicer advised the borrower that there is now force placed insurance on the account.  The servicer offered to set up ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed as of 4/XX/18.  This was due to Hurricane XXX on 9/XX/17 (DR-XXX).

                                           Property located in a FEMA disaster area due to hurricane XXX noted on 5/XX/2018
9925912337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to request that one payment of the double payment made be returned.  A payment was scheduled for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2018.  The proof of claim was filed 04/XX/2014.  A motion for relief was filed 12/XX/2018.  12/XX/2018 Commentary states Bankruptcy closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4620257972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regards to making a payment and deferred escrow balance fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7695875748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to set up two payments.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8269236032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss escrow shortage and advise of new insurance quote.The servicer stated
                                           a new escrow analysis could be run the following Monday and that the borrower could make the payment then.  On
                                           04/XX/2019  spoke to borrower about reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           09/XX/2017. No property damage was noted.
2263952868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, a third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1331996469 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in on 06/XX/2019 stating reason for late pay is excessive obligations as is on fixed income, social security.  The borrower did not like paying fees to make payments so was advised to go on line.  The borrower gave a 3 month verbal authorization for son to set up on line account and then made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6193853011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment scheduled for 06/XX/2019 in the amount of $919.38.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1767231704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to see if the October installment was set up already, the servicer advised it was not.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7610571876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer confirmed the total amount due and expectations on the account. The customer confirmed funds from savings was used to bring loan up to date the prior month, which caused delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 12/XX/2017 reflects the subject property is located in FEMA disaster area.
                                           No damages found on account.
9518522470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower spoke to the servicer about their account.  The servicer confirmed payment set up and went over 12 month payment history.  The borrower was advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3858387390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4296346236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower discussed the foreclosure and reinstating the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4329405178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer called due to the change in payment. They called to confirm the amount the insurance went up by. They stated they would change their insurance. They were informed once they change insurance to call back to have a new analysis run.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5877728733 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called to make a payment of $2350.94,  advised the repayment plan amount of $2985.69 was
                    and documented         due.  Borrower stated they have completed the repayment plan  Borrower is deceased and
                                           Executor/XX/09/XX/01/XX/24/XX/24/XX/22/XX/06/17.
                    [1] Verbal Dispute -   LITIGATION: There is no evidence of litigation on the file.
                    Servicer responded and TITLE ISSUES: There is no evidence of title issues.
                    appears issue is       PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current
                    closed                 occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1597045226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in with an inquiry regarding the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6803933990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 5/XX/2018, the customer called in with a reason for default of curtailment of income.  The customer was requesting the address to send a certified check to.  The servicer advised the borrower that the amount that they were going to send it would not bring the account current and they will have the right to not accept the amount.  A repayment plan was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4665320038 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to check the loan modification review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5772926099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 02/XX/2018 Borrower called to inquire how to send extra funds to apply to the principal.
                                           Borrower was advised as long as the loan is current with no charges extra funds will automatically go to the principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6493644513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Collection comments indicated agent advised borrower of rate changes as of 5/XX/17 to 5%.
                                           Borrower called about the billing statement.  Agent advised it was sent since 1/XX/17.  Agent offered the speedpay to the borrower for the next 3 months.  Borrower authorized the February payment and advised the payments will be made online.  Advised borrower the statement and 1098 is in the mail and borrower stated she will wait for the documents to arrive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8236935312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower is not able to log into her online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1506678364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and made a payment of $1,484.66.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8097307802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8253306023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Collection comments indicate borrower called to find out who his new Servicer would be and where the payments should be sent.  Agent addressed concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8125085794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to verify if autopay was still set up since account transfered to another lender
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2695951324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower wanted to know where charges on account came from. Agent advised showing from 2015 when account incurred legal expenses.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1148086561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called requesting a refinancing application and scheduled a payment of $1,338.27 for
                                           7/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2215861419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower spoke to the servicer about late fees that were assessed.  The servicer advised why and that they could not be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9904083596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower spoke to the servicer about the account status and they had a death in the family.
                                           The borrower set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6224185047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments show contact with borrower regarding status of loan and payments. Servicer advised total amount due. Servicer advised call was placed in error since a payment shows secured drafted the same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           Comments show the borrower was in bankruptcy but there is no information on filed date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2580243379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1029611772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower initiated a research request with regard to their hazard insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3709434817 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2016.  An authorized third party spoke to servicer about switching insurance to the company they use.
                    and documented         The servicer has received recent payment and it is being processed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3516291338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to change payment date on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4087389315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower called to inquiry about the payment amount and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5131763574 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Last spoke to borrower on 2/XX/2019 when borrower called in regarding a payment inquiry and asked about the loan being transferred to a new servicer.  Borrower was told the new servicer would take over on
                                           3/XX/2019 and a welcome letter would be sent out in March 2019.  Borrower's question about the payment was prompted by a periodic account notice showing the loan as two months delinquent.  Servicer stated the a payment was received on 2/XX/2019 and needed more time to process thepayment.  Appears loan is performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6443844191 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5083489870 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/2019-OBC to bwr regarding TAD of $813.45 bwr made pmt IAO 418.57 for 2/XX/2019 and $371.76 on 2/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5445754578 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The borrower called to ask about the escrow account balance.  Borrower is deceased and
                    and documented         Executor/XX/05/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9643482547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2192481234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called about a letter referencing a check that had not been cashed.  The servicer will send a re[placement check to the borrowers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
5604788069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment and agent advised that auto-pay transferred over and account will be drafted on 3rd of every month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9365015248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The customer called in to confirm their next installment due date and discussed the modification executed 11/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1385213653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about late fees being waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2390379886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to go over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7394980013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Servicer advised of total amount due and next payment due of $1,406.82. Advised of grace period.
                                           Customer stated was set up payment to avoid being called. Servicer noted borrower do not want calls due to
                                           ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5750683101 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower set up a payment for the 27th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5839683716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1277275555 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  The borrower called in regarding a letter stating funds were insufficient.  The servicer advised indication covered by  the account was showing current.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 11/XX/2018 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           10/XX/2018.
2148738282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Spoke with borrower and advised that there is one last trial payment left.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9444169269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to discuss escrow account.  They changed insurance and servicer said escrow will be readjusted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1529434760 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower updated their contact information.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6321668424 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Executor called to make a payment and agent advised all docs not over yet from service transfer.
                    and documented         Borrower is deceased and Executor/XX/19/2006.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5587707235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9877974584 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Damaged Interior - 05/XX/2019.  An unauthorized 3rd party called regarding contractor dispute issues.  The borrower then called
                    Active insurance claim regarding claim procedures.
                    and funds held by      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    servicer with          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the indication of related  reason for default with the information provided.
                    contractor bid         FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was filed for unspecified damage that occurred on 05/XX/2013.  Claim funds in the amount of $10374.24 were released on 03/XX/2019.  The claim was noted on 04/XX/2019 that all funds were released and is pending the final inspection.  The borrower stated on 05/XX/2019 is having a dispute with the contractor regarding the repairs not being completed correctly and will comply with the final inspection when ready.  The damage repair amount is estimated at $10,374.24.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1442382606 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower called in to set up a payment for 04/XX/2019.  The Servicer completed the welcome
                    from mortgagor         call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The Servicer responded to an Equifax dispute, updated the loan status and sent the response to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4773303513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment and scheduled the payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4609519412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and scheduled the payment for 06/XX/2019 as was concerned about payment being late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9646590337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8173332845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount of $566.39 by 06/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4682034345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9164757436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in trying to pay late fees on account but agent advised borrower there are no late fees present. Borrower setup a payment for 4/2.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7403903185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was not aware of servicing transfer and had been paying previous servicer.  They made a payment and were advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5146950100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019 - talked to borrower - completed welcome call and updated account information, including auto pay setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9204197398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7609447845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called about escrow and was transferred to bankruptcy department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3631176065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called in and said the reason for delinquency was curtailment of income. Rep advised about the grace period, due date, consequences, expectations and next steps. Borrower called in as a follow up to her last conversation that she had with a Seterus inc, agent on 08/XX/17 to set up a formal repayment plan.
                                           Rep referenced notes from that contact and verified reason for delinquency was loss of income which has since been resolved and hardship over. Rep then found that the financial profile was updated this month and  set up a formal repayment plan and scheduled the first 3 payments. Rep advised of Sterus.com for Autopay once loan is current and advised collection notices continue until loan is current then processed spay1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5742157623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower needs to get the 1098 for 2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3991239516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to inform they did two payments one with XXXXXXXXXXX and payment with another bank and requested a reversal for a refund. Associate advised borrower the fastest way to get their refund would be to send a request with letter head from the bank and they second option would be to leave payment on account for February and March installment. Comment dated10/XX/2018 borrower called to verify receipt of payment. On 04/XX/2018 borrower called as they were trying to access their 1098 statment. Call received from borrower on 05/XX/2017 was to inquire why their payment increased. Associate informed borrorwer there was a interest rate increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6234335172 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  09/XX/2016.  The borrower called to verify payment is scheduled.  The servicer went over account status and
                    insurance sufficient   total due.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  A claim was filed for vandalism on 11/XX/2015. No claim activity was noted again until 02/XX/2018.  A denial letter was received on 08/XX/2018 and the claim was closed.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and denied.  Claim closed on 8/XX/18.
4793763222 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8956604259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 Borrower called with Authorized third party to inquire when October 2017 payment will be drafted from account. Borrower and third party was advised it will be taken out 10/XX/2017 since the
                                           7th is on a Saturday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4054062312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower spoke with servicer and stated that he got locked out of the online portal and servicer discussed the account with borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3867780647 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The servicer went over welcome call information with the borrower
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer advised that their bank did not give them the new routing number and payment for
                                           04/XX/18 was returned do to incorrect banking information. The rep advised to send in written correspondence with proof of fees they wished to dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX notation on 9/XX/17.
                                           There is no damage to the property
9206638367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Lender advised payment was reversed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8040694018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to process a speedpay and inquired if there were assistance options for furloughed federal employees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4147211645 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments show borrower called to check if mailing address on their loan had been changed.
                                           Servicer advised it had not, borrower requested contact if there are any changed to his mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3287855811 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $504.93.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6299582310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated was suppose to get a refund on late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no damages noted from disaster  Prior claim filed for water damage, date of loss 02/XX/2017. Final inspection verifying repairs are completed received 05/XX/2018; claim is closed.
7895042316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to advise the may payment will be paid in advance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5725374771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3710662979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called about the billing statements and was advised the statements have generally been sent out between the 9th and 11th of each month. Borrower asked if she can change the payment date and was advised she can.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9242186181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was performed with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4326084744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see what payment amount was and make a payment to account. Agent took payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8309229438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9002829164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower logged onto website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6171103454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment in the amount of $1150.17.  Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 08/XX/2018.  The proof of claim was filed 07/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6176125947 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    05/XX/2019.  The borrower called to check inspection results and was advised results were updated.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 12/XX/2018.  The borrower noted a check in the amount of $2888.64 on
                                           02/XX/2019.  Claim funds in the amount of $2530.91 were endorse and released on 03/XX/2019.  The borrower called on 03/XX/2019 regarding an additional check and the claim is pending the receipt of funds.  The damage repair amount is estimated at $29,190.56.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9297973975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6250816985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  borrower called in to check status of modificiation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6520709566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount of $853.97 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8671945640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was advised of total amount due and stated they mailed in escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9326118195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to go over tax information and advised of letter of delinquency in error.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9084024351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to pay $2,058.35 by 5/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4198517260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called with questions about escrow and advised they have had a tax break. Agent provided fax and contact information for Tax Company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3815634776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make their final repayment plan payment and bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8418563195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and scheduled a payment for 6/XX/2019 of $1,120.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4951194095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to ref to un cashed refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2657496984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to setup a payment on account. Agent took payment and provided borrower with confirmation number.
                                           06/XX/2019 - Borrower called for explanation about increase in payment - promises to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1336216775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss MI removal and make a payment.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3158804972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1495914940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2098951341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower advised that payment was made online bill pay and that is usually paid on 1st of each month but this 1st happened to fall on a Sunday. Borrower had no further questions regarding account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7417878910 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower logged onto website and reset password.  Borrower is deceased and Executor/XX/30/2017
                    and documented         and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2202101721 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called demographics were verified and a promise to pay was made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7758014295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Collection comments indicated borrower called to find out if she has made her payment already.
                                           Advised the borrower we do not have a payment showing.  Borrower advised her income fluctuations every month from 1500 to 2500.00.  She states this prevents her from making the payment on time sometimes.  Borrower stated once she is done with school she will be bringing home more money and have more hours at work.
                                           Borrower then stated she had to go and call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2336908972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.  The Welcome Call was completed and borrower information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4354045880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to confirm loan terms with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4351460245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6718654293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called and stated that they had been unable to rent one of their rental properties and were making less money and planned to bring the account current with their tax refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5337077957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3221879035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7868211366 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  The authorized third party called to inquire abut escrow account and insurance payment.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The third party called in to report a leaky roof on 02/XX/2019.  The insurance information was provided.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for ice damage that occurred on 02/XX/2016.  The claim funds in the amount of $3566.12 were endorse and released to the borrower on 03/XX/2016.  The claim was closed on
                                           04/XX/2016 due to the claim being less than $10000.
3401632684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was advised of grace period and stated they received final Modification Documents and will have them notarized the next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8029156651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule payment on the account.  On 06/XX/19 borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.  Bankruptcy discharged
                                           7/XX/2009
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4268251403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer was informed on the total amount due of $1250.74, late charges, corporate advance fees and self service options for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6455485763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to see if they can make a payment and associate advised they can on 03/XX/2019. W
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7613207229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and the Welcome Call was completed and borrower information verified.  The borrower requested a payment be reversed and returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1289021247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed by new servicer.  Spouse of borrower called to see how they can make a payment and verify the mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3772215674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2150284285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to schedule a payment for $944.07 on 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7440464347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2102235014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Comments show borrower called in regarding late fees showing on loan from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Comments show borrower was in bankruptcy but it has since been discharged and released.  This was noted in comments on 4/XX/18. The actual discharge is unknown.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property.
3169586483 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $5020.08 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7339023710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to have their password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6885125201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower stated would make July payment on Friday and August payment on 08/XX/2018.  Servicer start to go over finances with borrower and borrower had to end the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1697504630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to pay the escrow shortage of $30.65 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6853793755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Call and spoke with the borrower who advised that he is at work and cannot speak with us right now but a payment for March on 4/XX/28.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2939308734 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 07/XX/2018.  Borrower returned servicer's call. Servicer reached out for intentions for the home. Borrower
                    - Executor/Heir exists advised receipt of loan documents and will sign and return tomorrow.  Borrower is deceased and
                    to dispose of          Executor/XX/06/2009.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5968302201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9148819500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower requested the 1098 form to be sent via e-mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6509745791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and stated they would be setting up their next payment through Bill Pay.
                                           Borrower provided updated email contact address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1526168359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and a welcome call was performed by agent. Borrower also made a payment on this call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8070267410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower spoke with an agent and wanted to check on the modification status. The agent advised that the borrower can download documents from the site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7916993958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6537761242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Commentary states borrower called in to confirm payment was received and applied correctly.
                                           Borrower also requested assistance with online account setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2818625510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Comments show contact with borrower regarding delinquent payment. Borrower advsed their payment had already been placed in the mail for the amount of $1,202.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7236473458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 06/XX/2017.  Claim funds in the amount of $1757.78 were endorse and released to the borrower on 08/XX/2017 and the claim was closed on
                                           01/XX/2018 due to being non-monitored.
8008118622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized 3rd party spouse called to make a payment for $1,946.78.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1030403606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower was advised of total amount due and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1934571865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in with a promise to pay on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7978380932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to discuss to change the ACH date of the payment. The servicer advised of late fee and reviewed self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9600778447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make a payment and discuss late fees.  The last 12 months of payments were reviewed. Borrower made a payment and secured the late fee waiver offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3634325255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
6341867189 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Borrower called in to confirm payment arranged for first modification payment. Advised payment indication covered by  scheduled
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on roof damages on 09/XX/2017 caused by Hurricane XXX. There was no evidence of a claim or any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
2112514665 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in due to letter received stating that payments now get remitted to Mr Cooper.
                                           Borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5646650576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Servicer advised borrower that the final modification payment was due, advised if not received that another trial payment would be required to continue the modification process. Borrower should receive final modification documents for signatures by 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1856593142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to discuss their billing statement  and to dispute forced placed  flood insurance. Servicer confirmed the flood insurance requirement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4628560592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to schedule a payment of $ 1,672.98 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7069051535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6160017505 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Co-borrower called and had questions why double payments are showing due on the billing
                                           statement.  Agent advised the billing statement was sent before the payment was posted.   Loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3722368309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to get his loan number so he can reset the seterus.com password and get access back into seterus.com so he can make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5580759559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower spoke with agent regarding principal balance and how much borrower can send to be applied to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9450830544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called, scheduled payment, also to see about getting transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2482701441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Commentary states authorized third party called in to verify there was no double payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5928358027 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower was contacted and servicer stated was calling about intent and to update demographics.
                                           The borrower asked not to be called during grace period and servicer stated request would need to be in writing and borrower could access forms on website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Endorse and release 03/XX/2018.  . Non monitored claim funds in the amount of $6293.44 endorsed and released on 03/XX/2018.  No inspection required.
9402019425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6145290565 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    05/XX/2019.  Borrower contacted via automated system, indicated that they intend to repair the home with claim
                    unclear who holds      funds.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 12/XX/2017 a claim was initiated for water damages sustained by Hurricane XXX on 09/XX/2017. The notes also indicated two checks totaling $14,700.02 were received at that time. The comments on 12/XX/2017 referenced the funds were released and the claim was closed. However, two more checks were received on 07/XX/2018 in the amounts of
                                           $11,901.66 and $1,134.77. The checks were sent back due to missing the required endorsement. A contractor's estimate for $38,973.64 was received on 08/XX/2018. The claim checks were received back on 09/XX/2018. There was no reference to the borrower obtaining additional funds. An inspection was received on 09/XX/2018 showing
                                           75% of repairs were completed. The remaining funds were released on 10/XX/2018. The notes indicated an inspection showing 90% of completed repairs is needed.  The damage repair amount is estimated at $38,973.64.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
2752901078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Customer advised of total amount due $0.00, next payment due $1,348.31.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9678498564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to change the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4801207455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2109821582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to check on the escrow shortage and was provided with an ACH sign-up form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4120133475 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request the form 1098 and scheduled a payment for 04/XX/2019 in the amount of $358.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5338151021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promised to make a payment in the amount of $1466.95 by 06/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7831038566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called with concerns about the new payment change due to the escrow.  Borrower stated is unemployed and receiving assistance from KYHC (state housing counseling program ) and requested we contact the state housing counseling group regarding the new payment amount.  Agent sent email to the Outreach Department advising of the new payment amount of $1485.04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2775496124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower was called, confirmed last payment was received and that ACH has been set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8568682367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower requesting 1098 to be sent via email
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5520907944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding interest rate change and to request a 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3737652877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and added third party authorization for another person.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6992815049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Outbound call to the borrower who wants to get rid of the property due to being under water.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7460550139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in regarding letter received regarding social security information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8160610578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to get assistance with online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5952533460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and said having issues logging into Mr. Cooper account and setting up website.
                                           Rep submitted a rapid registration email and updated email address for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4664999515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2826615137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 06/XX/2013.  The proof of claim was filed 05/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6192687587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to make April payment. Borrower stated doesn't received SSI income until the
                                           3rd of the month. Servicer verified borrower has a surplus of $315.31 monthly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1446654220 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  07/XX/2017.  The Borrower called to confirm payment was made and inquired about double payments that were
                    from mortgagor         taken from account, they were advised to go online and set up ACH for no fees.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed fees for double payment.  Servicer responded and fees will not be reimbursed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1427074725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower was called to see if they were affected by natural disaster. The borrower stated
                                           that she was not affected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2195815106 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called in and discussed refinancing.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received and resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7739556625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower verified their information and reset their online password.  They stated they have been divorced for 12 years but their ex is still on the loan.  They were advised of refinancing to remove their ex from the loan.  They also made a payment of $682.26 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9538427314 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  On 4/XX/2019, the borrower called in and inquired about the late fee balance and was requesting
                    from mortgagor         to waive it.  The borrower was advised that the servicer could not do that since the late fee's were transferred over with the loan.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received credit dispute and updated reporting information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6610139362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Minimal contact with borrower.  Servicer spoke to borrower on 10/XX/2017 regarding fires.
                                           Borrower stated they were not impacted by fires and did not need assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7565082680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9263807423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called to see if he could refinance. Servicer requested pay-off letter  On 03/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4107575143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Commentary states borrower called in to make payment plan change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9834878518 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    02/XX/2019.  Authorized 3rd party called about online access and ach. #d party stated trying to assume the
                    bid                    loan and will contact attorney about documents.  Borrower is deceased and
                                           Executor/XX/19/XX/24/XX/23/XX/20/XX/06/XX/14/XX/12/XX/13/XX/20/XX/25/XX/19/XX/24/XX/20/2018.
                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
2993347218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Called the borrower welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1344539675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in inquiring about the escrow account and being behind in the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4127478504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1108704934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4490863028 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The authorized third party called for loan status regarding payment. The representative advised loan in foreclosure process with no sale date, advised modification denied since authorized third party signed and there are no poa documents on file, and advised to fax poa documents. The representative also advised of reinstatement that must take place in order servicing company to accept payment. Reinstatement ordered mail to allow 7-10 business days. Good through date 10/XX/18 and once reinstate, next due date 11/XX/18. Authorized third party stated mother ill and people were stealing money from account and authorized third party and sibling are now in control of mother's affairs. The representative advised if loan not reinstated by good through date, new reinstatement required to be ordered, and advised if not reinstated, sale date can be placed and at risk of auction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3437846679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and stated they had recently been ill.  They stated they will bring the account current when the call was unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9483525924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8310575029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for a copy of the 2018 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1753759407 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called to see if ok to make the payment on the 20th of the month. The agent advised no late fees for 60 days after the transfer and would be fine.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing credit reporting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
1731909778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2706195625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The agent made a collection call; the borrower stated they made their payment the prior day online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9161148425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3408300677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called in to advise servicer of payment made on 06/XX/2017 for $1,500.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9724992652 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  the customer called the office and was given the total amount due $2120.05
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit bureau dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1360608071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer requested email with paperless billing information and website to set up recurring payments.  A payment was scheduled for that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6181537572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to go over escrow account; stated taxes are suppose to go down.  Servicer informed borrower that since loan is in process of being transferred over, unable to run an escrow analysis but is scheduled to have one completed in May.  Borrower made promise to pay $1205.18 by 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9917573530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3666861052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower authorized a payment in the amount of $1400.85.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8655691141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to verify that the payment made was applied to the payment due for May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2133906486 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3390534812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower stated has an arrangement in place and wanted to know options, was advised of refinance with Quicken Loans.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6509894242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called inquiring about 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3571937408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Collection comments indicate borrower was advised the total amount due of 1810.20 and the next payment due is 1744.95 on 10/XX/17.  Agent advised of the grace period of 15 days and the Upb of 246,284.63.
                                           Borrower stated he will mail the check in.  Agent also advised of the self service options for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4376996745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make sure the surplus check was correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5149748723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in to discuss making a payment. The servicer reviewed the account information and provided information to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6238120090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4891576254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to see why servicer called her.  Servicer advised her that there was a payment due.  Borrower advised that she made her payment on 10/XX/17.  Servicer advised payment was returned for NSF.
                                           Borrower stated she will go online and make another payment in the amount of $2050.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1689715913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  borrower inquired about negative credit reporting issued for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8025930536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019, borrower called in to inquire about  account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3273305681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower wanted to change ACH date from 5th of every month to the 1st. Agent advised how to begin this process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5145050680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4012595669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower asked about fee for calling in a payment, advised her that there is no fee for the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9561365204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about their account.  They made a payment and requested 1098 information.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6914179871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, an authorized third party called in as they received a letter stating that a check for April was not received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9683738618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called in to make a payment and agent advised of total amount due on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5531696577 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call complete.  The borrower made a promise to pay in the amount of $1871.09.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9696352506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Agent called borrower for payment and borrower declined. Borrower advised husband is one who makes payment each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7926861463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized third party called in to make a speed pay and also wanted to make the late fee payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2011 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6870089917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower's spouse called to make a payment of $2028.43
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4508551201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The authorized third party (ATP) was advised of the payment due and payment change in reference to the loan modification. The ATP advised that the payment was made today via bank bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed for water damage that occurred on 02/XX/2016. The claim was noted as closed on 04/XX/2017 with all funds released and an inspection received on 04/XX/2017. It was noted that the rest of the repairs were cosmetic, so approval was received to release funds and close the claim.
2379899715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9952239792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower authorize a payment in the amount of $868.71.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9173566331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment for $409.37.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2013.  Filing date is unknown.  Withdrew mfr 9/XX/13.Inbound bankruptcy call received on
                                           3/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4476854949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make a payment.  The servicer wanted to discuss account and borrower just wanted to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1712039996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Spoke with the borrower about trial modification and discussed mortgage interest for 2014, advised borrower to reach out to prior servicer for 2014 interest. Borrower advised collection calls will continue until loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8540765864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay. They inquired about the grace period on payments during the transfer, advised no late fees for 60 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 03/XX/2018-The borrower stated that he was not affected by the FEMA declared disaster
                                           XXX wildfires.
2560173530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 - borrower called to get refinance information - transferred call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3602025353 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  5/XX/18 Spoke with customer.  Stated reason for delinquency was death of a family member.
                                           Advised of total amt due of $432.32 and next payment due of $418.34 on 5/XX/18.  Advised LC no further questions.  Call transfer to borrower advised he could not pay within the month.  The borrower advised the hardship is not persisting and it is currently resolved.  Prior agent gathered financials and added in $1200 from the hardship.  Financials support 2 payments within a month.  Referenced pay history.  Processed spedpay in amt of $850.66 on 6/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3271084441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The servicer called for payment. The borrower advised would call back after speaking with the spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8224935836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in and spoke to servicer on 10/XX/2018 and 11/XX/2018 about her will and her desire to have her mom get the property if the borrower passes away.  Servicer stated that they would only need that will if the borrower did pass away.  Borrower stated on 11/XX/2018 that they were going to be having surgery done.  No other contact noted throughout the review period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Note on 10/XX/2017 reflects borrower was not affected by hurricane.
6551700204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8753205260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to check the correct payment amount due to the new insurance. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3303167712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated RFD was unable to rent as they had squatters and now renters are in the proeprty.
                                           Repayment plan was offered and borrower agreed to the plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3013621063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9036769416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was returning a call. a payment has been mailed and contact infromation was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8909237100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5947996808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6864970859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Welcome call completed.  Borrower made a payment in the amount of $1440.74 by 03/XX/2019 via web.
                                           06/XX/2019 - Borrower called needing information on the process to change insurance servicers.  Advised borrower to send in dec page and policy information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9598155613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called due to having issues  logging into the website and receiving emails. Associate sent a ticket to troubleshoot the issue. Borrower inquired if servicer takes MasterCard and if payment can be taken over the phone without fee . Associate advised borrower MasterCard is not accepted online and there is no fee for payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5087899469 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8006502756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Collection comments indicate borrower called to confirm documents on file for Hamp incentive.
                                           Advised, yes.  Borrower also wanted to know when the incentive would be applied and the amount that would be deferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3379428371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and the demographics were verified, the borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4283016582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 Borrower called in about the accumulated late fees. Borrower said had sent payments on time to the prior servicer. Servicer placed a late fee waiver request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3401961638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer to go over general information and make a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2513108702 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Co borrower called to confirm status of auto pay, advised the borrower has not yet updated the indication covered by  auto pay account, they confirmed that the loan has been modified.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 advising their roof was damaged due to the FEMA disaster. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
9573243109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3195612741 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called to make sure payment was made.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 01/XX/2017 regarding the status of the account.  Corrections were made and the account was updated to reflect 30 days delinquent.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 05/XX/2018.  Claim funds in the amount of $6604.98 were endorse and released on 06/XX/2018 and the claim was closed on 06/XX/2018.
2800753554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment of $1096.44
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7953404715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Collection comments indicate borrower was advised of total amount due of 630.84. Borrower advised the ex-spouse was awarded property in the divorce settlement.  He advised the exspouse was supposed to refinace the loan within 6 months of the divorce but didnt.  Borrower states he took the exspouse back to court but the judge stood with the original judgement.  Advised borrower that the forbearance plan placed protection on the loan from negative credit and late charges.  Informed borrower both signatures will be required since the terms of the loan are the same.  Borrower stated the payment will be made by the 10th the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6664798278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized party on the account called to request statements from July through December 2016, the servicer sent the statements as requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4491012175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower stated reason for default as illness of borrower and was advised of total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5773279526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to discuss the status of the modification review and make the final trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6351590395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to make a payment in the amount of $1064.49
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2053629341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to confirm that their ACH will transfer with the loan.  The servicer confirmed.  The servicer also confirmed the transfer date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1858365594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called verified demographics and  made an ACH payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2412525265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 - Borrower called to reset online password
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8992406179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding statement showing funds in unapplied and borrower request to have
                                           $37.84 of the amount in suspense applied to late fees and  once borrower sends in $1,676.51 in 7/XX/2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4744828737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9628613967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6986776989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer called in and wanted to make an escrow payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1600989893 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the customer called to see about getting a payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8806299108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called wanting to go over escrow account and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster referenced 01/XX/2018; no damage was indicated.
6926982844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and was advised of general account information and advised of bankruptcy billing statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7487868572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment.  On 04/XX/2019 spoke to borrower about payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6900365232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3414625215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower stated the bankruptcy was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5085221809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to verify if payment was posted, servicer confirmed it was applied to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6593841986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to make a payment to account. Agent took payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7273736029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about discount for previous taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5634475649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower wanted to know if autopay was transferred from previous servicer.  Servicer confirmed and stated it was set to draft today.
                                           05/XX/2019 - borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3842468875 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to ask  what they pay for PMI. Rep advised borrower they do not have PMI.
                                           Borrower asked what was original amount the of loan based on what it is today. Rep advised borrower original amount of loan was $279960 and current principle balance is $238,698.88. Borroower asked is this was a 30 year loan. Rep advised borrower, no they did a loan mod in 2010 and they have a 32 yr term. Borrower asked what is interest rate. Rep advised it is 4%. Borrower asked do they have a fixed rate. Rep advised they have a step rate and loan is set to step up to 4.375% 12/17 and that is last step and will be interest  rate for life of loan. Borrower asked if servicer can refinance. Rep advised no we are not a lender reach out to bank or
                                           Quicken loans. Borrower asked how much is escrow payment and rep anwsered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7750522134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called demographics were verified and a payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7467970584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8966748085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the customer called to say that they were suppose to have an autopay come out that day.  The servicer checked though and there was not a speed pay online set for that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Comment on 3/XX/2019 states a new bankruptcy filing had occurred.
                                           Borrower previously had a Chapter 13 bankruptcy that shows as discharged in 2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2091292604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called for the new loan information. The servicer updated the account contact information and scheduled a payment for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7244996189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called for tax form 1098 inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6665068253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called into schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in FEMA disaster area due to Hurricane XXX. No damages were reported.
8096994095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Collection comments indicate borrower calledl and wanted to know if ther was a pre payment penalty for paying the loan off early.  Agent advised that there is not a prepayment penalty.  Borrower wanted to know how to find out if the title was clean and agent advised to check with her local municipality.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3130455676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 - Talked to borrower - advised to update online bill pay to correct company name to where payments are going to.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4910167205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower advised of method of payment and request to set up WU.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5268623825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to Hurricane XXX noted on
                                           10/XX/17. No damages were reported.
7145734759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer's financial situation was assessed and options were explored to avoid foreclosure.
                                           The phone number for HUD counseling was provided. They stated they would make a payment 4/XX/2019 through bill pay for $5,618.40.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9394225069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  1/XX/18 Borrower's wife called and wanted to know if 1098 has been sent out.  Advised as of today no 1098 has been sent out.  Advised that the lender has up to the 31st to send out the 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4399371065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to request general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3118753680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called in to request bill pay information and was advised of new loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2016.  The proof of claim was filed 03/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1661918551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Outbound call. The representative advised of last payment on 10/XX/18, borrower wanted to know if there is a fee for making payment over phone. The representative advised yes $10.00. The call dropped, representative was unable to complete the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5493386843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Collection comments indicate borrower called to set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6085404084 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Borrower called in with payment questions and to schedule payments on the account.  Borrower is
                    and documented         deceased and Executor/XX/03/XX/2017. Collateral hurricane damage reported on 10/XX/2017 ; non-monitored insurance claim filed in the amount of $6,900. Self-repair intent note and claim closed on 11/XX/2017.
8698527938 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called to verify payments.  A payment was scheduled for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower wanted fee waived and it was reviewed and denied.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7394489130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to discuss the NOI letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7922722197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in for status of loan payment options due to transfer to another servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6155185688 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/19 the authorized 3rd party was contacted and a welcome call was completed a payment of
                                           $620.40 was provided
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3150609601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower and A3P called in to go over loan transfer info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5506718419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to get grace period information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4368337806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Contact with borrower regarding insurance on  loan. Servicer provided policy information to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4096953188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1941793667 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was contacted and was requested to provide the adjustors report, borrower stated they would send it in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 08/XX/2018.  Claim funds in the amount of $7354.95 were released on 04/XX/2019 and the claim was closed due to being classified as non-monitored.
4003188620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2307436055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The authorized 3rd party called in to see if late charge assessed for their May payment could be waived and made a payment of $2100.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2366566988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower spoke to the servicer about 1098 statement and they were told it has been mailed and can be accessed online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9935390530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.  On 06/XX/2019 the borrower called to make a payment.  On
                                           06/XX/2019 it says the borrower called in but no details were provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2654545557 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make payment arrangements for the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9774208969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The authorized called in to find out charges on  their October statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8861683595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called and asked how many months are left on loan. The servicer advised the maturity date is 06/2056.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7868170469 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in with payment inquiry, borrower provided correct banking information and was advised that the payment was processed with a waiver on the late fee, there would be no negative credit reported.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7222324203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in to discuss December payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3396923821 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower received a collection call and stated they are unable to make both payments at the time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7437602203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see if payment received.  Set promise to pay, provided number for refi.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4743213245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule a payment for 06/XX/2019 in the amount of $1792.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9495490276 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to get information about automatic bank drafts and what day the payments were
                    and documented         scheduled to come out.  Borrower is deceased and Executor/XX/21/XX/27/XX/19/XX/18/2018 due to confirming with the insurance company that the cashed claim check was reissued with only the borrower and the contractor.
2557992073 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer requested their 1098 year end statement and was counseled on the know your options site along with the welcome call being completed for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3908752205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower stated they completed a modification and had questions regarding the interest and UPB.
                                           Associate informed the interest is included with the payment and they still have a grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  Case closed on
                                           06/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9114536138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and go over welcome call information.  The servicer advised them of knowyouroptions.com
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2185609040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called in to get more information about the double payment. She was advised to pay
                                           $411.22 in April to the fees for the deferred payment and then continue regular payments in May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8616072524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower wanted to confirm receipt of payment.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5333602407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment in the amount of $998.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6542820933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called and promised to make a payment in the amount of $428.44 b 07/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8070150621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the customer called in with an escrow inquiry and then scheduled a payment for
                                           6/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4554406753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $231.69 by 06/XX/2019 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9562994206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8512402722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and stated he would not be paying his HOA dues. On 05/XX/2019 the servicer advised the borrower to contact loss mitigation regarding a foreclosure prevention specialist and request a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3002843842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX as noted
                                           9/XX/2017.
8590604117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1295855197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower made a payment of $595.72 reason payment was late was due to borrower could not rent property but now is ready to be rented.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7583949638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower confirmed their loan will transfer to the new servicer on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6313068338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower stated that they were interested in refinancing.  The servicer completed new customer welcome call and completed a warm transfer to the refinance department
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6809641119 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower's attorney stated borrower has property damage and need documents showing the loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The bankruptcy was discharged on 10/XX/2007 and there is no evidence of reaffirmation.
                                           Prior bankruptcy, chapter 7, case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7743662315 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 11/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The authorized third party stated they had received notice that they are in a foreclosure sale
                                           scheduled 9/XX/16.   They stated they had been making payments for a modification that began in February.  The servicer advised saw it signed but not executed and the mod was declined due to the POA not being valid.  They were advised a package would be sent to them via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Non disaster related wind loss claim iao $2607.77 6/XX/18.  Funds disbursed claim closed 7/XX/18.
8874833915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3940040019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called - received letter regarding loan transfer - advised borrower no changes to account just to the servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5744221865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  inbound call from borrower to inquire on refinancing and canceling escrow. Loan servicer advised borrower can submit request to escrow department and reach out to quicken loan for refi.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4681157789 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6061448729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The customer called in regarding amortization questions and confirmed a payment would be made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8579850749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated sent final modification documents. The representative confirmed received on
                                           12/XX/18 and now will get working on recast process. The borrower stated has no online access. The representative advised restricted due to attorney being listed on the loan and once removed will be restored.
                                           The wanted to know if agent could process a payment. The representative advised yes we could and advised of payment amount on final documents; confirmation of payment to be emailed to the borrower and to tl to override to process trial payment due to completed trial. The borrower asked if possible to get amortization schedule for loan and will be looking to make principle balance. The representative advised information needed is all on the final agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3472830303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about welcome call information and made a payment via ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7179619391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to servicer and requested rapid registration via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6697819597 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2320211555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called with a document request inquiry. Borrowe wanted to set up ACH payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7785470154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower contacted and advised that this was a collection call, Borrower stated payments are set up and they will call in to set up future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4242264212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was called due to their payment being returned due to insufficient funds. Borrower stated this was due to duplicate insurance billing and they made a promise to make the payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7937038605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/19 Borrower called in to make payment in the amount of $1,128.18 dated for 4/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5481912808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called and went over account details borrower made a promise to pay $432.60.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9164784256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment on the account effective 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2946196157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called regarding an insurance claim check and was provided with process/XX/14/18.
4906863018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower is calling to get next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8391246836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The hardship was cited as both borrowers being unemployed and there is no household income right now.  The spouse was unemployed in August and the co-borrower is not able to work due to illness.  They will be eligible in March for pensions and will have income starting within 6 - 8 weeks of when they qualify.  The financials were verified and there is a deficit of $2,082..20.  Right now, the loan is under review for the unemployment forbearance; but there is no guarantee of approval. Borrower advised to look into liquidation options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2566881297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8242545406 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to make September payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2270839244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower asked for help and stated did ask for a raise and waiting to hear back. Also borrower asked if could do a refinance. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7919142959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called demographics verified made promise to pay. Borrower also requested web information to update insurance data.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.  Case terminated on 06/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3580179271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower spoke to the servicer about the account status.  They switched jobs and are adjusting to payroll.  They want to make partial payments and were advised that the payments will be put into suspense until full payment received.  They were going to look into assistance but too much to fill out paperwork.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 8/XX/17
1332948122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 Borrower was called in reference to payment due. Borrower stated made payment for
                                           December 2018 already online. A payment for fees was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5342492396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Called borrower for payment and borrower stated was at work and could not give promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1813995204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in to discuss a letter received regarding a payment that was returned. The servicer advised of the total amount due and processed the borrower's payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  Per comments dated 02/XX/2011, chapter 7 bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4575105218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to inquire about an assumption
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9551926370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Spouse called to change the scheduled payment date and rescheduled the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5912724989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to obtain fax number for Mr.Cooper. The agent advised borrower will still need to call the number that was provided and the borrower stated that no one is answering the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1059227797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in and needed help getting in the website so the password for was reset.  A note was also made that the reason for default was death of the borrower's family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2585535248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower stated they would mail in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4271386931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments show contact regarding general loan questions. Comments show promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8675917880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to update who current insurance company is.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8254908838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1784372254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to check if payments have been returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7597267271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Servicer advised modification has been completed and loan is due 09/XX/2017. Borrower was advised to seek own insurance policy so that the lender placed coverage could be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1104856843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrowr was advised that the fees on the account have been waived and that no fees will be assessed for the next 60 days due to loan transfer, borrower notified account is current and in good standing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The commentary was not available in the commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5440589112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2883238829 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower called stated he does not need anybody calling him reminding him of his payment he had some bills come up and that is why it is not paid yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8370009492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment in the amt of $1232.73.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3663138582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and stated he made the 3/2019 pmt prior to service transfer, discussed the mod and advised borrower that all pmts may take up to 30 days to transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7480198337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1416560293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called and stated they were going to make an escrow payment.  The address was given.
                                           The borrower is on a Trial Modification with 1 payment left to make.  The borrower stated they will make the payment on 6/7 and they were advised of the next steps after the Trial is complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4643637082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower was advised of surplus in escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9767265927 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  The authorized 3rd party, executor of the estate,  called to inquire about insurance and was
                    and documented         advised it is not being paid.  The caller requested online access and was told the policy is it is not available when the borrower is deceased.  The caller was advised they can go through the assumption process to get their name on the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5884860050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 9/XX/2018, Ismael Fuentes (son) called inquiring on address to send a cashier check of
                                           $2500.00 in today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1546669087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to verify check status for hazard loss on 02/XX/2017.  Confirmed that servicer mailed the draw check in the amount of $5,287.96 on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 03/XX/2017 to initiate a claim in the amount of $5,233.27 for water damages caused on 02/XX/2017. The notes indicated the claim process was delayed for years due to the borrower was unresponsive and did not return all the required documents. However, after the service transfer on 03/XX/2019, the claim was classified as non-monitored and all funds were released on 03/XX/2019.
4436702036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called for their periodic statement. Comment dated 11/XX/2018 borrower called for status of the loan. Associate informed borrower loan is current as the payment sent posted October and the November payment was received leaving the loan due for December. On 08/XX/2018 borrower called in regards to the delinquency on the account.and was not sure why the escrow is being owed and requested some of the fees be waived. Associate informed borrower payment was applied towards the escrow shortage not the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  Case terminated on 05/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8441775080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Talked to other party wanted to make a payment did not want to pay a fee advised her to make the payment online or with her bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2642394055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower stated will make a payment on 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4773326517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called and made two payments.  Excessive obligations noted as the reason for default;
                                           resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2566500505 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    04/XX/2019.  The borrower requested a status of their insurance claim.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on 10/XX/2017 to initiate a claim for fire damages caused on 10/XX/2017. A check for $89,681.64 was received on 11/XX/2017. A second claim check for $61,923.12 was received on 02/XX/2018. A draw of $61,458.53 was released on 03/XX/2018 to begin the repairs. A third claim check for $15,991.57 was received on
                                           04/XX/2018. The borrower advised on 12/XX/2018 they had an ongoing dispute with the contractor. A fourth claim check was received on 12/XX/2018 in the amount of $4,078.83. After the service transfer, the notes on
                                           03/XX/2019 referenced a new claim was opened for the fire damages and a request was made to transfer all contractor documents and $64,000 of the claim funds to the new claim. There was no mention as to the status of the repairs.  The damage repair amount is estimated at $171,675.16.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5946982181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5762820328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019  Borrower called to make a payment of $1270.74.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1929135702 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  On 6/XX/2019, the customer called in and was advised where they can fax in the death certificate
                    - Executor/Heir exists to and a payment was made.  Borrower is deceased and Executor/XX/13/XX/06/XX/30/2017.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6459382117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called and was advised loan is current, questioned $60.00 charge on billing statement and was advised it was an inspection fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2245533593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to 3rd party and confirmed with bk attorney that bk has been discharged.  Rep advised of total amount due per request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9259201695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5437825493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called- wanted information about refinancing. Advised Seterus is a servicer and would need to find a financial institution of their choosing to refinance with.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9872658187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8923630460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promised to pay $1365.57 by 3/XX/19 via web. The representative sent the borrower temporary password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8582632287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5839275025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4002765321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get online access reset and set up two payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7901051663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for an account status update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3565624072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for a password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5400073196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower was contacted and spoke to the co-borrower regarding the payment. Co-borrower stated
                                           mailing the check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7361014460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Received authorization for bank information, processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1165746857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower was advised of total amount due and late fees.  The borrower stated they made a payment through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5189661369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and made a payment and inquired about escrow analysis. Agent advised takes 60 days from loan transfer until they can order escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3492692329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called in a payment and rejected loss mitigation offers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1760921388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower inquired about refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1243786185 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called and stated they got new insurance so once received we can re run a new escrow analysis and adjust payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  10/XX/2017 Lender discovered error, made corrections and communicated with the borrower regarding credit bureau correction.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The proof of claim was filed 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5388738294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in for general account information and how to do a quick claim deed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7356086655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and scheduled the payment for 06/XX/20109 and 07/XX/20109.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3442653821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to have their online password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to hurricane XXX noted on 9/XX/2017.
                                           No damage reported.
7596319955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized 3rd party was advised the ACH form was not received and advised the 3rd party to fill out the form onilne. The 3rd party requested to postpone the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2064314107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to set up a payment to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8848269988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Comments show contact with borrower regarding bi-weekly ach form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6218203673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  borrower called to make February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4611039378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/18  Borrower called to find out why payment increased.  Advised to call country in re to taxes.  Advised there is a $3449.50 escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3361269887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3156906034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6281439810 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  A non-authorized 3rd party called for assistance to re-set their password.  The servicer stated
                    and documented         they will have to send documents so that they can be authorized on the account.  The caller indicated that they have been authorized as the borrower signed authorization forms 8 years ago, before they passed away.
                                           The servicer stated the authorization is valid only while the borrower is alive.  The caller was advised the documents will be sent in 7-10 days.  Borrower is deceased and Executor/XX/20/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3740962062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to made a payment in the amount of $1633.45, borrower stated they had resolved issues with setting up payments online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3207360397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower had questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8240456451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9552053469 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called regarding the updates made to the insurance, have not seen any adjustments to the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7515852083 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6823311661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in regarding the escrow refund check they received and advised them it was their money.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4254313277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to correct mailing address and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4777924488 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower wants to change payment due date to 29th of month after she gets paid, advised only way
                    from mortgagor         to change the date is to refinance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted dispute due to missing payment.  The servicer responded that no payment was made in 12/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7828928651 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    06/XX/2019.  The customer applied two payments to catch up on the account..
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A clam was filed for hurricane damage. Claim funds in the amount of $3889.36 were received on 01/XX/2018 and were returned for endorsement.  The borrower called on 01/XX/2019 stating needs the roof fixed and contacted the insurance company to have the check re-issued.  The claim remains pending the claim documents and the endorsed check.  The servicer closed the claim on 03/XX/2019.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $3,889.36.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4560773587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8760406207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called in and discussed a payment plan to bring the loan current.  The servicer advised the borrower they are currently on a trial plan and the last trial payment is in May.  The servicer advised the borrower that per the borrower's financial the borrower has enough money to make the two payments necessary to bring the loan current.  The borrower wanted to make a $1,000.00 payment on 04/XX/2018 and make an additional $900.00 a month until the account is current.  The servicer advised the borrower that they do not qualify for that type of repayment plan.  The servicer advised the borrower there is no risk of foreclosure as long as the trial plan is in place.  The borrower will talk with spouse and call back.  The servicer advised the borrower they should be receiving the final modification  once the last trial payment is made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6682115851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment on the account. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9034972178 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   11/XX/2018.  The borrower called as they were making a payment on the website and noted fees due.  The
                    Servicer responded and borrower was  informed that the fees were for property inspections.  The borrower asked to speak to a
                    appears issue is       supervisor who explained they have been on the monthly billing statements and that they could dispute them in
                    closed                 writing but they are valid fees.  The borrower declined to do a written dispute and was informed that there will be no interest or negative credit related to the fees.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated they were not advised payments would show late on credit during the repayment plan.  The supervisor advised the borrower they can't show payments as current if they were delinquent.  The borrower was given the number to fax a formal dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7897917982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Outbound call to collect payment.  Borrower promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7214885148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The called to make a payment for $1,739.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6727625127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to make a payment in the amount of $1501.62 by 05/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5371572663 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Spoke to authorized 3rd party and went over payment history  Borrower is deceased and
                    and documented         Executor/XX/16/XX/21/XX/13/XX/19/2015.  Comments show borrower was in bankruptcy which has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8770878611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in asking about refinance options, agent transferred to sales department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9350236479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment of $2607.63, was provided with loan transfer information, and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6950842431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4235502994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Servicer spoke with borrower about total amount due iao $1612.80; call unexpectedly ended
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7790475280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called to adjust their next payment.  The borrower also wanted to know options on getting their ex spouse removed from the loan and was advised to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5046460875 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower promised to make a payment in the amount of $1089.68 by 04/XX/2019 and $1089.68 by
                                           05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1891752525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about making a payment.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5962602721 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4935226185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borr called to have password reset for online access.

                                           Borrower called in and scheduled 2 payments for 03/XX/2019 and 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3049114492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6809068265 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Borrower called in to make a payment.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was dismissed on 11/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was initiated for water damages caused on 12/XX/2018. The claim was classified as enhanced endorse and release.
                                           Funds in the amount of $12,306.07 were received and endorsed/XX/24/2019 stated an inspection showing 90% of repairs completed was needed to close the claim.  The damage repair amount is estimated at $12,306.07.
                                           Property repair is complete.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9793892690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party call to update mailing address. Advised they need  to fax authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6608189102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower call because he sent ach form but payment not processed. Agent processed two months payments for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5520290397 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  Borrower called in reference to reporting a new claim for wind damage that occurred on 01/XX/2019
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Borrower called in reference to reporting a new claim for wind damage on 01/XX/2019.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8368537866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9385088995 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about loan transfer details and to change ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3451298653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in because he needs to have insurance check endorsed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9891336587 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Executor of estate called in for payment information and was advised payments are current.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5359924179 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  The borrower asked if the agent had checked the records and disconnected the call.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3858220305 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  04/XX/2019.  Borrower stated he mistakenly scheduled a payment for 4/XX/2019 instead of 4/XX/2019,
                    Servicer responded     insufficient funds in account to cover the payment.
                    within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the further communication  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    from mortgagor         days and no further communication from mortgagor.  Credit bureau dispute was received on 04/XX/2019 and noted
                                           as resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9999650035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4381075477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to figure out why payment never posted from bank account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8964041323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they promise to  pay by 06/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3072000564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and verified their information.  They also made a payment of $2,513.21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9710482075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer to discuss proof of payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8293848518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in upset that their escrow account was cancelled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8407083592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7216699648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower contacted for total amount due. Borrower declined to update financials, but made a payment. Borrower advised only paid once per month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4693051826 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower contact, owner occupied, borrower requesting why it is taking so long to get loan out of bankruptcy as it was terminated in 12/XX/2016. Borrower needs statement for refinancing, can give a VOM and payment history, borrower declined requested a bankruptcy escalation review. Gave state options for assistance, not qualified for HARP.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9226721583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about the total amount due and was advised they would receive a welcome packet soon with the initial billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7603006373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to inquire if insurane policy had been paid and was advised it was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
9451972077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower had questions regarding the late charges on the account, The agent advised that the fees came with him from Seterus. He will pay them online. The welcome call was complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8549181975 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower stated that her RFD was due to issues with the prior servicer paying the HOA without her knowing and issues with squatters. She was negotiating with the HOA to try and lower the HOA payment. The property issues were going on for more than 4 months. The customer set up the March through May payment. An ach letter was sent out. A payoff was  requested.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower wishes to dispute late fees on the account. The servicer advised that it will come back as valid.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2468969292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment; she didn't have a computer so she couldn't go online.  Advised of the credit suppression.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1676534317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spouse called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1475963518 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          02/XX/2019.  Borrower called for a hazard claim check status and wants to know what is going to happen when indication of related  her loan is transferred to the new servicer.
                    contractor bid         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the
                    sufficient to cover    reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days
                    repairs                and no further communication from mortgagor.  The borrower was disputing missing payments and noted was sending in proof.  A response was sent on 10/XX/2018  stating the records indicate the payments were not
                    [1] Written Dispute -  received and were not applied to the loan.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 03/XX/2018.  Claim funds in the amount of $2845.57 were received on
                                           07/XX/2018.  The claim remains pending the claim package and documents.  The borrower inquired as to what happens to the funds after the transfer on 02/XX/2019 and was advised will transfer with the loan.  Claim funds have not been released to the borrower.  The details of the damage and status of repairs were not provided  The damage repair amount is estimated at $2,845.47.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1426696236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated will make a payment on the 15th. Borrower needed call to end for work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9222976065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in about payment. Advised that he can make the payment once boarded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5725617803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3749151356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9326487696 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Last spoke to borrower when they called inbound to discuss the loan and loan is performing and
                    and documented         not delinquent over past 12 months  Borrower is deceased and Executor/XX/01/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6326299929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in regarding making half of the payment next week and the remaining next month.  The borrower was advised the servicer does not take partial payments.  The reason for default was due to unemployment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3029871432 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Authorized third party; sister called to check the status of the forbearance and was advised the extension was approved as of 07/XX/2018 for 6 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster referenced 10/XX/2017; no damage was indicated.
5697023951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2020.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower verified their information and inquired about their suspense account.   They
                                           discussed their interest rate and refinancing options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9351785169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called regarding help with the online site.  Clicked on the go paperless option and did not get a response. Assested with getting to work.

                                           Borrower called and stated reason for default was illness of family member made payment of $312.22, declined future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5695575055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to check status of autopay. Agent provided status as well as scheduled payment to be drafted 5-13-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7691052323 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  The borrower inquired on escrow and was not aware that loan was escrowed for taxes and insurance.
                    and documented         The borrower paid own taxes and insurance and cannot get a refund from the tax office.  The servicer advised the borrower they will need to contact the insurance company for the refund.  Borrower is deceased and
                                           Executor/XX/21/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Loan has been assumed by deceased borrower family member who is the executor of the estate.
9325439210 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower questioned why the November payment has not drafted out of the borrower's account.
                                           The servicer advised the borrower the account number was not correct and the payment was returned on
                                           11/XX/2018.  The borrower made a payment in the amount of $1149.53.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8970003271 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called about send in documents for a refinance.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the patio and fence and the roof is leaking.  The borrower did not file a claim.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
9853297168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay $652.59 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3829883184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get general information regarding the service transfer. She promised to pay on 04/XX/2019 and 05/XX/2019 via mail in the amount of $426.08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2564805859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower to schedule payment. Servicer sent ach form to borrower so they could fill out and return.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9465372712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and made a payment of $446.31
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1962023136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Contact with borrower regarding loan status and payments, payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8505103772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to discuss the possibility of reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2914669528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Collection comments indicate borrower called and wanted to know if able to push back their payment for this month because they painted their house which coBst 6K, plus additional repairs. Borrower stated they still have some to finish.  Borrower stated they are paying as they go.  Agent advised they can apply for modification. Agent mailed documents to the borrowr and advised they should receive them in 5-7 days.  Borrower states he will send them back by 10/31.  Borrower states he might be able to bring the loan current before the mod is over.  Agent advised they can bring the account current at anytime.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7495485040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower to complete welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3532055154 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The customer  provided a payment in the amount of $1248.78.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The dispute was reported as resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1232457394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Parents live in home and parents weren't aware loan was transferred. Borrower scheduled payment to bring loan current paying March-May. Borrower has registered online and will make payment via web now that account is current for the future.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8850931605 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  10/XX/2017.  The borrower called regarding a letter regarding an uncashed check.  The borrower was advised it
                    Servicer responded     was an escrow refund and that the servicer will have it researched and it will take 7-10 business days to within 60 days and no  reissue the check.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the
                    from mortgagor         reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower dispute is due to a payment that was not taken from their account.  The servicer indicates that they were unable to identifiy the account so the payment came back
                                           NSF.  The written response states that it is the borrowers responsibility to enter the correct account information and therefore they will not waive the late charge.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9921469105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The promised to pay $2,116.39 by 5/27 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2355333550 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call complete.  The borrower called in regarding the service transfer.  The borrower advised a payment was made to the prior servicer.  The servicer advised the payment will transfer with the servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9727250195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower needed to get back online.  The representative updated email and verified property taxes paid. The representative advised taxed paid 12/XX/18.  On 06/XX/2019 borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 11/XX/16.
6183353417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Inbound call handled by IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4195968260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6891852740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called stated just mailed payment yesterday $1,411.52. Borrower called on 06/XX/2019 to confirm their payment was received  and was informed yes. Welcome call was completed on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4502224013 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      09/XX/2017.  Borrower called about assistance for damage from hurricane, no claim filed, plans to repair.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Per comment on
                                           09/XX/2017, there was removed shingles from the roof, damage to fence and downed tree. Borrower did not file claim and plans to repair. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was located in a FEMA disaster zone for Hurricane XXX as noted on 09/XX/2017.
3792770876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy case XX-XXXXX filed 5/XX/2009 and discharged 9/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4899165810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower advised he sent the check in for the Mays payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4432128821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party called regarding heloc options.  Advised borrower to contact refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3001176511 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower needed insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5635959892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower stated their May payment was returned due to unable to locate bank account and requested the late fee to be waived. The servicer rescheduled payment IAO $983.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4048083334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7773750648 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called to make a payment and scheduled the payment for 06/XX/2019.  Borrower is indication covered by  deceased and Executor/XX/15/XX/14/2017.
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
3779301790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment on the account in the amount of $1,457.00 scheduled for
                                           03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9228076398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and declined paperless billing.  They also declined the website registration and discussed general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8706928186 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  The borrower received a collection call and made a promise to pay.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason
                    insurance              is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit reporting during the trial plan in 05/XX/27/XX/20/XX/14/2017
                    [1] Verbal Dispute -   indicated the property was located in a FEMA Disaster Area due to Hurricane XXX. No damages were reported.
                    Servicer responded and
                    appears issue is
                    closed
8933981144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, an authorized third party called in and said they will make the April payment by the end of April.  Reinstatement was also discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
1737112956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Talked to authorized 3rd party and borrower upset about payment change and was not notified.  The servicer advised the borrower of new payment amount and processed a payment of $134.35 to supplement the difference.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There was no damage to the property indicated.
1292901845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower moved payment from 11/XX/17 to 11/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9643208857 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The customer called in to remove the escrow from their account. Requested to remove taxes and indication covered by  insurance.The borrower also promised to pay $1289.42 by 07/XX/2019 via web.  Borrower is deceased and
                    insurance              Executor/XX/15/XX/01/XX/28/XX/12/2017.

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
5380833174 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2713516099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Comments show contact regarding loan status and payments. Servicer processed speed pay over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1553465450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to check account status and was advised the new servicer will have access to the loan after 3/8.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damages reported.
3655179161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to schedule a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2420210100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  3/XX/18 Borrower called re AutoPay, advised she can go on line or can send form, will go online;
                                           processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1282964671 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1]                    06/XX/2019.  Borrower called regarding new claim regarding wind damage from 09/XX/2017.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                    funds held by servicer BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    with indication of     LITIGATION: There is no evidence of litigation on the file.
                    related contractor bid TITLE ISSUES: There is no evidence of title issues.
                    sufficient to cover    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was
                    repairs                filed for wind damage that occurred on 09/XX/2017.  Claim funds in the amount of $5736.15 were received on
                                           06/XX/2019 and are pending release.  The claim is classified as non-monitored  The damage repair amount is estimated at $5,736.15.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
5765845179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in regarding removing flood insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6008537683 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called to get 1098 tax information.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states a dispute was received regarding credit reporting. Applicable fields were updated to reference the loan status currently.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3998415490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in regarding late fee balance. Borrower was advised of the payment date for the late fee charge. Borrower scheduled late fee payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3743926142 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5341748243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to make a payment of 1252.95 for 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7575998951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss the loan transfer. Welcome call completed. The Servicer reviewed the loan information and updated the contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8679542632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to discuss tax and insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2540846580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment, emailed confirmation.  Verified reason for delinquency.  He will call back tomorrow regarding the escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1389069505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for payment information and made a promise to pay $686.76 by 05/XX/2019 via bill pay. The agent completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary reflects transfer of servicing as noted on 2/XX/2019. The property is located in a FEMA Disaster area due to a Hurricane as noted on 11/XX/2017. No evidence of damages reported.
8890171517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower inquired about a 1098 statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8632778114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to find out the insurance company on the loan.  The borrower was advised they did make their payment and promised to make a payment 5/XX/2019 by mail. The Welcome Call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5772769160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was advised of total amount due and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3246791684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and requested escrow deposit be reversed and applied to payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6862921474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1516273982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested methods on how to add his spouse to the mortgage. The welcome call was complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3272937420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called for their account number. Loan transfer welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3888651037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party called in for assistance doing an online escrow deposit. Borrower requested courtesy waiver for NSF fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3633405422 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Comments show outbound collection call, borrower was no cooperative and disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4927471019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5601439029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8654170704 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  Borrower called to discuss account status and the borrower will pay online.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX. The borrower noted on 10/XX/2017 did not file a claim and had to pay for damage.  The first floor was flooded and had to pay for drywall and carpet padding estimated at $2100.  The damage repair amount is estimated at $2,100.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
5290456023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7822100199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7460753898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke borrower on 4/XX/2019 when they called inbound to reinstate the loan. Payment was promised and made and loan is no longer delinquent. No further contact with borrower was noted. The borrower contacted the servicer on 11/XX/2018 to schedule a payment in the amount of $1,928.81.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4185679379 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about their account and wants to have ACH cancelled.  They have two payments being withdrawn.  The servicer advised to send in bank statements to show two payments taken out.  The borrower also paid toward escrow shortage.  The servicer said 60 days will pass and a new escrow analysis will be done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property.
5713136479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer called in and was advised that the payment changed due to a new escrow analysis that was ran in January.  A payment was scheduled for the same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6916633285 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  On 07/XX/2018, the borrower called to schedule a payment over the phone.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8816040777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to schedule the February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1578810976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding payment increase and was advised it was due to escrows. Borrower made a payment promise on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8804240113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Authorized third party called to advised us that they are no longer representing the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3188408504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower authorized 3 payments in the amount of $961.37 each; dated 07/XX/2016, 08/XX/2016 and 09/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1060985162 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4474897607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4661720333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower  called to schedule May and June installments. Scheduled a payment for 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Funds for Insurance claim for collateral roof damage on 09/XX/2018 were released and the claim was closed on 02/XX/2019.
9673897871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Spoke with the borrower, advised of the total amount due, the borrower advised she received late fee waiver while on the repayment plan, advise we could negotiate once last repayment was made. Advise we waive $50, the borrower agreed. The borrower agreed to set up payments for 7/XX/25.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7358914931 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Spoke with third party and confirmed SSI.  Third party called in to inquire about mod docs.  Call
                    and documented         transferred to insurance dept for assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1621884060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5579219824 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer called to make their November and December payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4280434996 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule a payment and requested a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4777839724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1175743452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  A3P called to check on insurance payment.  Servicer advised hazard claim signed and released on
                                           May 25th.  A3P asked about extension on the forbearance plan, which was previously declined.  The servicer advised there was no way to offer an extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per notation on 09/XX/2017 The property is located in a FEMA disaster area. Damages were reported to the property and it appears a claim was filed but classified as non monitored. Funds were released and endorsed and claim was ultimately closed 05/XX/2018.
5800973427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower spoke with the servicer regarding how to make a payment without incurring a fee. The servicer advised there is no processing fee in the borrower's state. The borrower was advised of when the first payment was due for the loan modification.  The servicer confirmed receipt of the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4993039225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get loan transfer information, reset the website password, and schedule a payment. The servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1283880189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in to make a payment with a credit card. The servicer advised that since
                                           November, they no longer accept credit card payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1107809662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A Welcome Call was completed. The borrower was provided with general account information and unpaid principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7174401158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to verify the March payment was received.  Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4973612164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower was contacted and stated they made payment arrangements through bill pay for the payment to post on 12/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4826344333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2017.  The proof of claim was filed 02/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9394346515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to state that they would call in 5/XX/19 to schedule payment. Was advised of possible late fees if after 5/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9887492904 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  Borrower called in regarding a new claim for collateral wind damage 06/XX/2016 and was advised of indication of related  claim process and of 90% or better inspection (with  no structural repairs) to completely close the claim.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    repairs                reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 05/XX/2019 to report a claim for wind damages caused  06/XX/2016. The claim was classified as enhanced endorse and released. A check for $11,756.60 was received on 05/XX/2019, and endorsed/XX/30/2019. The comments indicated an inspection showing 90% of repairs completed was needed to close the claim. The status of the repairs was not provided.  The damage repair amount is estimated at $11,756.60.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4186833116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower stated they made a payment on 8/11 and did not receive a confirmation.  The borrower attempted to make another payment and wanted to confirm two payments were not posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5173365744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called to discuss first payment date after modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4437726046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called in for his interest rate
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7108790067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Servicer spoke to borrower on 7/XX/2018 regarding a payment that had not gone through.  Borrower stated there was not a financial hardship.  Multiple calls made by servicer between 6/XX/2018 and 7/XX/2018 due to the insufficient funds of the June 2018 payment.  Servicer spoke to borrower on 11/XX/2017 regarding hardship due to illness of family member.  Payment would be wired in.  Servicer spoke to borrower multiple times between 8/XX/2017 and 11/XX/2017 regarding modification requests due to excessive obligations.  Flex modification was ultimately denied due to payment not being able to be lowered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5521594878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in and requested web access due to website locked. The servicer unlocked the site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2473606562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower verified their information and confirmed they pay their own insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4183933898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower spoke to the servicer about the account status.  The servicer went over payment history with them and advised of knowyouroptions.com.  The borrower set up two payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7449978423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower regarding loan transfer and increase in payment. Servicer advised increase in payment was an error and opened task to have $38.77 returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2012.  Comments show loan was in bankruptcy for a short period of time before it was dismissed and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7664625842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in with a 3rd party for general loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: On 9/XX/2018 the borrower indicated that there is a $59,000 lien on the property due to the city making repairs after the property was previously vandalized.  No sign of any existing damages during the review period.
5199410744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6503800301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated will make payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4052397710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower verified their information and discussed their billing statement and fees.  They confirmed the amounts due and were advised of automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1081939675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called regarding the Good-Bye letter.  The agent verified the servicing transfer on
                                           3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per notation on 11/XX/16, the property is located in FEMA disaster area, yet the customer was not impacted by disaster.
9262778413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6765218707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called to have Loan History Summary mailed to them
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5236476132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower called in to discuss the delinquent payments and payments being returned and stated
                                           they would contact their bank to discuss.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4712976241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about the escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9626396099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4033994909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower contact, inquiry on loan transfer, gave borrower all of the information and nothing will change on the loan. Showing increase in taxes gave information to review taxes on government site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1591916217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to inquire about why the payment is due for more. The borrower was advised the payment increased due to fees on the account. The borrower advised they could not pay any more than the regular payment due to low funds and made a payment for $1,320.80.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3769098950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4996595300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  A3P called to inquire on FCL process.  Servicer advised A3P that account is current and next payment is due in Oct.  A3P stated she is still getting letters and calls from third parties since FCL is public.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1508086678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower was advised of escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6263089581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and authorized a payment in the amount of  $1981.93.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2015171006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss the loan transfer information and the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2124211278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request a 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9632482024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8728511925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 Borrower called about the homeowners' insurance coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3577422820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called made payment, discussed options to avoid foreclosure.  RFD income curtailment will try to bring current by end of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9378152524 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in about legal fee and a payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5382527348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7985444958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify the payment had been received. The servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Comment dated 02/XX/2014
                                           Chapter 7 discharged 07/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1398391946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to request a 12 month mortgage payment history but was advised only a 4 month history is available from the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1454937285 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called because their water is shut off.  The servicer said this is not escrowed.
                                           The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6128349638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called for assistance with their online account. Comment dated 11/XX/2018 borrower stated they are closing on one of their other properties and will be using some of the proceeds to bring this current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.  Case terminated on 05XX2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9855008448 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in with a payment inquiry; they could not get to their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9985360538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower spoke to the servicer about recent payment made that will be returned.  The borrower provided new bank info and made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6123081098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2772294997 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke to the servicer and made a payment, discussed escrows,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1289118792 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2016.  The Borrower called demographics were verified and a promise to pay was made. There was no attempt to contact the borrower during the most recent scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7028978917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9859918572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called to inquiry about the payments. Agent advised the January and February installments are due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3646853614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if the due date of payment could be changed.  Agent advised it could not.
                                           The payment is scheduled 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1658629519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see if the April payment was received. The agent advised yes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1345404648 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  Borrower called in to schedule a payment
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The comments on 06/XX/2019 referenced a credit dispute. The
                    from mortgagor         notes at that time also stated the credit reporting was corrected to reflect the active bankruptcy status.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4146383054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment. Her RFD was due to a payment adjustments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3164491317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower scheduled payment and advised that they did return mod docs
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5296931228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to inquire about making bi-weekly payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2933748468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower spoke to the servicer and set up 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9933873131 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6715344084 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called to  see how she could lower her monthly payments  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7108964816 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2018.  On 01/XX/2018 Borrower called in reference to demand letter received. Borrower stated is on a indication covered by  forbearance plan. Borrower was advised to disregard the letter. Borrower was also advised at the end of the
                    insurance              Forbearance have to try and bring loan current. Borrower stated plan to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported hurricane damage on 09/XX/2017.  The damage was noted to landscaping, pool casings, and issues with roof and  screens. Borrower stated filed a claim with the Insurance company but there is no further information in the commentary about the claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9745075118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Non-authorized third party called in a payment.  Stated the borrower was in jail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This loan is in a FEMA disaster area noted on 10/XX/17. No damages were reported.
5544148930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called advising that her statement reflects two payments. Advised the borrower they are only due for November payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3245672421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called in to inquire about a past due letter received and wanted to pay the amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2344349970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed with borrower with borrower scheduling payment for 03/XX/2019. Comment dated 02/XX/2019 authorized third party; spouse called in regards to the service transfer and scheduled a payment. Spouse called on 07/XX/2018 stating they will bring the loan current and was advised and scheduled payment for 07/XX/2018. Comment dated 04/XX/2018 borrower stated they experienced decrease in income by
                                           $1,800.00 and was offered a repayment plan and scheduled payments for 04/XX/2018, 05/XX/2018 and 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2010.  Case was terminated on 06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5761215512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower verified their information and was advised of their upcoming loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7309539216 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  Borrower called in to inquire about a payment and was advised the account had been current in the las 12 month.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing payments that were not allocated to the account and was advised to submit the dispute in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2041539762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1800379458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7124070192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2253808795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower contacted the servicer on 04/XX/2019 to schedule a payment on 04/XX/2019 in the amount of $2,063.85.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6466968048 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in because he got a text from us but was not aware of the transfer. Shared information on the transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5759443857 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Called Borrower, payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6752707964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9180983498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss reinstatement & a repayment plan. She requested details from her 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1164931482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer informed the borrower on 02/XX/2019 that the payments via the Automated Clearing
                                           House (ACH) will transfer over to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8090996656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower returned call and stated will mail the payment 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3275571218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6993024385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8106142246 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount of $453.90 by 06/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3717919575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call advised the borrower, there is no penalty for 60 days, creat an online account and provided loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9665354146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9948357417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Agent took payment for May from borrower. Agent then provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4713492416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in to inquire about payment and was advised the loan was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. Roof damage reported, repairs amde and insurance claim closed on 11/XX/2017.
7784701519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called about the bi-weekly payment option and promised a payment of $1407.00 via the mail by 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4590417466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized 3rd party received a Welcome Call from the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6752969670 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Promise to pay by borr.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8781260436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Spoke with borrower, customer stated that she would like to make a payment for $1000 today and the remaining balance of $923.22 for 9/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8514606465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower was contacted  to collect on the past due loan amount. The borrower advised she did not know they were behind on the mortgage as her husband pays the bills and unexpectedly disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6779679292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment and inquired about fees on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3453599038 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party called in for updates on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2825710863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower spoke to the servicer about the account status and said they mailed a payment in today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3474884818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to advise that they would be changing insurance companies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4942587700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and confirmed loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.
                                           Water damages reported 12/XX/17 but was not disaster related and classified as non-monitored on the account.
                                           Claim was ultimately closed.
8033075375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to verify that the servicer showed the bankruptcy as discharged and reviewed general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9094052602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower inquired about why the ACH didn't come out for October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4585454556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3738146145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to schedule a payment for 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3791353447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was told that the escrow shortage was because the prior servicer had let the shortage go and had not enforced it. The borrower was satisfied that the shortage would be taken care of within the year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6849187849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment for $1,215.53.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7242170482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contacted welcome call completed checked to make sure ACH set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7947993033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower advised that they received a check and wanted to know what this was for. The agent advised that this was a escrow refund and due to over payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9819758159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party called in for payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4097333818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2184069033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquired about status of claim check
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9883931064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to discuss the modified account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2217932583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was contacted on a welcome call and servicer assessed borrower's financial condition and detailed options to avoid foreclosure.  The borrower stated would review online and hung up.  The borrower pays the last few days of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4970130739 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  Authorized third party (Executor of Estate/XX/Heir exists to dispose of property; identified and
                    and documented         documented.  The date of death is 01/XX/2009.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4197415698 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower stated they made a payment today.  They stated a family member is ill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9706749192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019, 3rd party authorized spouse called to verify bill statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2017480623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower contacted the servicer on 01/XX/2019 to inquire about the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7185076085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to add authorized 3rd party to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8064681661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2574642674 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 04/XX/2017 disputing the fee on the account. The servicer advised due to the account was past due in January, an inspection was done and a fee was assessed The servicer informed the borrower if they wished to further dispute the fee then they needed to send it in writing. There was no further mention of the disptue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6580889956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2440339816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Password reset performed. Borrower also scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9987048238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8281573551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Call and spoke with the authorized third party on the account. She advised that the payment is going to be late because she just got off a payment plan where she paid $1000 therefore she could not cover a back to back payment for December. However, she will be able to make a payment in January within the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Non monitored claim for property damage with claim check in amount of $3607.69 was endorsed and released to borrower and claim closed with no requirement for inspection and no direct borrower contact.  All contact by text and email and specifics not provided.
6875077361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1881828147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5930049408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower called in reference to letter received about percentage off late charges.
                                           Borrower was advised that the letter is accurate and once a payment is made the system will be updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4247412590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to update phone numbers on account and make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6034614308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the customer called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5555687470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8932765889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a promise to pay to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9383808249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer discussed their modification docs, first payment, and late charges posted on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4655581053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  9/XX/17 Inbound RFD curtailment, teacher that doesn't get paid over summer.  Processed payment and scheduled payments.  1/XX/18 Plan was broken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9947675817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called about a suspicious person walking around the house.  The servicer advised that when they are behind on payments the servicer sends someone to inspect the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2825609888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           02/XX/2019 Commentary states Bankruptcy closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2208586496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3500299627 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4431291272 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Comments show contact with authorized third party regarding force placed insurance. Borrower
                    and documented         advised they obtained their own insurance and would like a refund for portion of force placed insurance, servicer advised to send in written request.  Borrower is deceased and Executor/XX/16/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9969442183 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower said that she is at work and will call back when she gets off work to pay for the tad.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4488000668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called to update their mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2406450632 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  The borrower called the servicer to advise the April payment has been made.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8351480033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower claims payment mailed already
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8447169775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower spoke to the servicer to see if there recent payment was taken.  The servicer advised payment was returned.  The borrower gave full account information and made a payment.  The servicer said ACH will resume.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4930574411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called in to promise to make a payment online next week. she states the reason for default is due to being self employed and waiting on checks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4796377859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower received a collection call and was advised of total amount due.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8963241650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  11/XX/18 Borrower called to set up payment.  Confirmed active repayment plan will complete itself.
                                           06/XX/2019 - borrower called to request payment date change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2597444549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower contact borrower not affected by the wildfires no claim or property damage. Does not need a forbearance plan, has scheduled the December payment for 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2054264787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8910058582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to  setup Oct installment.  Borrower declined to post date Nov installment.
                                           Servicer advised borrower of self service options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5646265951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3996936529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was given the total amount due.  The borrower was advised that the property has forced placed insurance and that they can get their own insurance. A payment was taken via speed pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8392264757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The last contact with the borrower was on 02/XX/2019. The borrower wanted her daughter's removed from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 01/XX/2019 the borrower called to report a claim for water damages caused on
                                           01/XX/2019. A check for $9,220.51 was received on 02/XX/2019. The comments on 02/XX/2019 indicated all funds were released and the claim was closed.
8037498383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower provided authorization for spouse to access all loan information until revoked.
                                           04/XX/2019 - borrower called to see if escrow payment was received - advised yes
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area. Damages reported and corrected. Claim closed 12/XX/18 with inspection on account.
4635127900 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Spoke with customer. Payment was supposed to come out today and he had issues with bank. Advised customer we will try again in the next 5 business days. Customer understood and had no further questions.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to XXX credit dispute, updated applicable fields to show loan status as of
                                           08/XX/2016 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1918204041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to make a payment for only December. Advised cannot take a payment for only
                                           December unless we have a long term solution or we schedule January's payment by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3583866694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  A Welcome Call was completed. The borrower inquired about fees that were charged by prior
                                           Servicer. The borrower was advised that the fees would be waived. The borrower was also advised of ACH set up effective 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9602322718 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Collection comments indicate borrower called in for assistance with his log on to make his June payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5003819881 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9003928409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in regarding funds in the suspense account.  The servicer put in a request to have the suspense funds applied to payments and the remainder to be applied to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4969155165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to advise changing insurance companies. Borrower was provided with hazard insurance contact number and fax number for proof.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3156053478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about account status and total due.  The servicer went over welcome call information and knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1537799514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to update their mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3488821612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party called in to see if the April payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09XX/2017. No property damages reported.
8362107328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7705939686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3947718631 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  The borrower called in to schedule the February installment.  The servicer advised the borrower the next payment will be due for March 1.  The borrower processed a payment in the amount of $884.93.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a payment dispute and was provided with a full payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7916189066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1343002482 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in and requested modification. The borrower was advised can get documents off
                    from mortgagor         of website quicker than the mail. The agent advised of the documents needed for review. The borrower stated
                                           that they have the award letter, 30 days of pay stubs, 2 current months of bank statements and hardship letter. The borrower stated wants to keep the home and will send in the documents.
                                           06/XX/2019 - Borrower called with a promise to pay by the 15th
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing credit through XXX. The servicer reviewed account and updated applicable fields to show loan status as of today 06/XX/2018 as current and show payment history through 05/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6551951892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called and stated changing bank accounts and wanted to cancel the 11/XX/2017 scheduled payment. Borrower will set up the payment again with a new account. Borrower was on a Modification 8/XX/2017.
                                           Property is owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8388655076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer discussed the Modification documents and confirm amounts/payments expected on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6243123487 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The Borrower called in regarding a letter that was sent in regarding the billing statement.
                                           Informed the borrower that the loan needs to be reaffirmed before the billing statements can be sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2804063014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called customer on the May payment in the amount of $913.77 - waived $19.00 fee as a courtesy.
                                           The borrower promised to pay $913.77 by 05/XX/2019 via Web.  Scheduled: 05/XX/2019.. Confirmation # XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3623360168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower received a bill from the hazard insurance and wanted to make sure we were paying it.
                                           The representative advised payment sent out on 8/28 in the amount of $940.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1259029779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower called in regarding 2016 1098 form. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3443364131 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify that the autopay was still setup on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9670474554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to post date payments for May.  Directed the customer to the website.  Payments scheduled for 5/XX/19 and 6/XX/19 in amts of $457.13.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2445701005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding loan term information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  Comment dated 08/XX/2011
                                           Chapter 7 discharged 08/XX/2011, terminated 08/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5022545563 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2018.  The customer called in to delete payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5194415800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower returned call and went over amount due with the servicer.  They will be making a payment through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2817827974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7445840500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The client spoke with third party wanted to know if payment received. Advised not authorized to discuss account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5640849588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The representative advised the borrower per recent escrow detail effective 9/XX/20/18).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3542252472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 7/XX/2018, borrower called to secure payment for July. Advised to secure for August and
                                           September, yet borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8920962483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018, the borrower called to follow up on the hazard claim and advised that she was still waiting for the repairs to be completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Damage to the home occurred on 09/XX/2017 as a result of a natural disaster.  The borrowers were offered a disaster forbearance, but they did not agree to it.
                                            Claim funds were issued for $21,463.38, and an inspection showed the damage to be resolved on 08/XX/2018.
                                           The hazard claim was closed that day as well.  The borrower had filed an earlier loss claim in May, 2016 because of hail but quickly withdrew it.
2959820814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3216073640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7062955037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment in the amount of $1700.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
3692379961 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  borrower making last repayment plan payment updated of reason for delinquency, excessive obligations due to car repairs. Borrower waiting for taxes and will be in good shape.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8872658250 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called KYOCC was provided demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2426390017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in made a promise to pay to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2623426766 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    04/XX/2019.  The authorized 3rd party  called to report claim.
                    unclear who holds      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the
                    funds or covered by    reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days
                    bid                    and no further communication from mortgagor.  Comments dating back to 10/XX/2016 referenced the borrower filed a dispute due to the payment they send in for July 2016 was never applied to the account. After a review of
                    [1] Written Dispute -  the issue, a response was sent to the borrower advising the payment was returned due to the account number was
                    Servicer responded     not listed.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Comments dating back to 09/XX/2017 referenced the property was damaged due to Hurricane XXX. On 01/XX/2019 the borrower called to report a claim for hail damages and the date of loss was listed as 03/XX/2018. A check for
                                           $12,184.12 was received on 02/XX/2019. A contractor's estimate was received on 02/XX/2019 stating the cost to repair was $14,500.33. After the service transfer, the claim was classified as enhanced endorse and release on
                                           03/XX/2019. The funds were released to the borrower on 03/XX/2019. The notes on 03/XX/2019 stated an inspection showing 90% of repairs completed was needed to close the claim. There was no reference to the borrower attempting to obtain additional funds from the insurance carrier to cover the remaining amount from the contractor's estimate.  The damage repair amount is estimated at $14,500.33.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
6822734667 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 - Called borrower - requested payment - advised borrower of correct mailing address for payments - advised borrower of online auto pay. Borrower promises to pay by next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5990073152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show contact with borrower regarding loan status and payment, speed pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7013416012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2026591394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquiry if they can send in a payment without the coupon, borrower stated
                                           was not receiving the coupons in the mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2505338088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to verify reinstatement amount and to state the reason for delinquency was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4887615198 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  2/XX/19 Property verified as non owner occupied.  Advised borrower of total amt due of $726.20.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 01/XX/2019.  The account was updated with a payment history through 12/XX/12/2017.
1870645673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2688019536 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Servicer spoke to authorized party on 2/XX/2018 about making a payment due to bill pay not being able to be completed in time.  Servicer spoke to borrower on 4/XX/2017 regarding PMI and amount paid.  There was a question about PMI and using that as a tax deduction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8134325048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to pay $2,157.11 by 03/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4051747449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to change the mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5669174758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to check the status of the insurance premium payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
1330132574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Co-borrower called to set up the last repayment plan payments. Co-borrower scheduled 3 payments for January, February and March 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6102128306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018 Borrower called to check status of account. Borrower was advised a check was received on 03/XX/2018 and funds should be drafted from the account at the end of business 04/XX/2018. The rep also counselled customer on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1538760747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about the missing payment. The borrower was advised to place a stop payment.
                                           The borrower made two payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3607240836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6278622789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6790011279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to verify payment info and mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6218542281 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower paid by phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2447405241 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to state that the payment was already made. Borrower needs to set up payment plan for loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9099466300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower verified their information and made a payment of $797.55 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5505998000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Discussion with borrower over MI review and borrower asked to cancel the review. Borrower made promise to pay $1555.37 by 4/XX/19; requested PMI removal.  Call was transferred and borrower was advised they were not eligible at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  BK case not indicated in notation. BK was terminated on 08/XX/17.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6681327961 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to bring account current.  The phone fee was waived since the account was brought current.  Borrower will sign up for paperless and make next payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8761312567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and confirmed they have automatic payments.  They promised to pay $1,074.14 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1865548221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower spoke to the servicer about the account status.  Their spouse has been off work for the summer but is back at work.  The hardship is over.  The borrower made a payment and the servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2651027148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and scheduled payment for 05/XX/2019 and then scheduled payments in advance for 06/XX/2019 and 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7997830747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  TALKED TO CUSTOMER                                          cci wondering who would endorse her
                                           chek once she recieved  it                                                          Call Reason - General
                                           Account Information                   No Mini Miranda required                                    QA Provided

                                           Borrower called to find out who would endorse her check once she receives it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8040790713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9913033605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Comments show contact with borrower regarding online access and not receiving statement. Servicer advised he doesn't have access to online or receive statements due to bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Comments show borrower was in bankruptcy but servicer's comment do not provide any details regarding modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6992291659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7501223548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower requested workout assistance and stated they cannot afford the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5697112739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment to account. Agent took payment and provided borrower with confirmation number.  On 06/XX/2019 borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8272669979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in wanting account information and the payment arrangements on it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1706866018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to submit payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 08/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5742727417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called pending transfer of ownership.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5211464586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The servicer followed up with the borrower about payment status and borrower said their child will make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2538918842 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called and said nothing has been reported to the credit bureau since the BK has been discharged and rep advised the borrower that the issue  will be escalated to have the payment reported.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower mentioning disputing legal fees on account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9184487743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and said the reason for delinquency was excessive obligation. Borrower also needed a website Password Reset. Borrower promised to make a payment and payment scheduled for 06/XX/2019.
                                           Rep provided the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2036013810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $1,858.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2312987069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower inquired where witnesses are to sign on mod docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8116370223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower stated he would make the payment via bill pay in the amount of $1209.81.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property was located in FEMA disaster area of
                                           Hurricane XXX, property damage was reported and as of 01/XX/2017, all funds were released net under $10,000.00 and the claim has been closed, no further damages were reported.
4783079978 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  the customer was contacted via a welcome call a payment was obtained in the amount of $2124.34
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  fee dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8502263164 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Inbound call regarding assistance making an online payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent in written dispute regarding overdraft fees.
                                           Servicer researched and determined fees were valid. Issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5400066152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower call to make the Feb installment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7541362267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called and stated they received a call from the servicer and that the caller was rude and hung up on the borrower.  The borrower indicated the payment is set up through bill pay. The servicer confirmed it was a call from them regarding the May payment.  The borrower requested a supervisor.  The servicer notes on that call indicate the borrower refused to schedule a payment and the call unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8017383485 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  The borrower called to get the payment information on the account.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 stating their roof was damaged due to Hurricane XXX. The borrower indicated
                                           they did not file a claim but intended to repair the damages. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
4708177805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower had a scheduled call back.  The servicer advised they have received the reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9111395956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8006300732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called regarding late fees that were transferred from Seterus explained those are late fees that been accumulated over the time of the loan but has for the life of the loan to pay the late fees and it does not affect the acct. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8792807794 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9152267053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in to discuss status of account and rep advised the total amount due and grace period with due date, consequences, expectations and next steps. Rep advised last payment posted on 3.16.17.
                                           Borrower stated that servicer have not reported his information to the  credit bureau since October 2016. Rep
                                           submitted a         edit to request to have updated after viewing payment history. Rep advised borrower that it can take 30 days to get updated by May or sooner.  Rep provided borrower with  self-service options on
                                           seterus.com website. Rep advised that  payments can be made online or can set up ACH auto draft through bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3126607192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower made a payment over the phone with correct account number. Previous payment did not go through because of wrong account number used.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1658024209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to confirm repayment schedule.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2605263118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower request for conformation that 11 payments have been made this year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2946167051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2310253835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower stated the check she sent has bounced; agreed to setup Feb installment for 2/XX/17, but declined to set up any future payments.  Servicer processed payment in the amount of $1307.58
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9557430095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3120644820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party called in to update the mailing address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9637221063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called to confirm that the payment was posted.  The servicer confirmed that the loan is current and that ACH is set up for the May bill.  The borrower was advised of payment expectations and given the website, customer service number and hours.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7862205940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  On 12/XX/2016 Borrower called stated received final Modification documents and inquire about escrow shortage. Borrower was advised a new escrow analysis will be complete and will advised of new payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9906719443 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6815042313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in to make a payment using new banking information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6818495038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3669360789 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2017.  The borrower was advised of total amount due and opted out of forbearance plan.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 10/XX/2017 advising their front door caved in and the roof was leaking due to Hurricane
                                           XXX. The borrower stated they filed a claim; however, no claim information or a check was provided. There was no reference to any completed repairs.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5139390605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Borrower called to make a payment for $1,471.43.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4774443914 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower called in to make a payment.
                    - Executor/Heir exists 06/XX/2019 - borrower called to get online access and promises to make payment  Borrower is deceased and
                    to dispose of          Executor/XX/17/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2974099067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed. Comment dated 09/XX/2017 borrower called to schedule payment and stated they are unable to get into the website. Associate scheduled borrowers' payment for 09/XX/2017 and advised borrower how to access the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8064732061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to discuss status of account and to go over the escrow shortage. Rep advised of the insurance increasing. Rep provided the welcome call, online payment - provided, website solicitation -
                                           provided, escrow disclosure - provided and closing - provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9211803019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment arrangement,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6297126062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  On 7/XX/2016, borrower called needing a breakdown of his account, what is owed and what has been applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5284203708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower advised agent that received notice of delinquency. Agent advised borrower to disregard as account is now current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7609748271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower requested to speak with the hazard insurance department.  The borrower stated a payment will be made on 11/XX/2018.  The call was transferred to the Insurance Department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2018 the borrower called to report a claim in the amount of $19,698 for water damages caused on 06/XX/2018. An inspection was received on 12/XX/2018 showing 100% or repairs were completed.
                                           The notes on 12/XX/2018 stated all funds were released and the claim was closed.
2278806625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower was contacted and advised of the total amount due.  The borrower didn't want to make their payment over the phone because they didn't want to pay the processing fee and stated they will mail the payment.  The servicer indicated that there were less than 10 business days left in the month and if the payment isn't received it would result in negative credit reporting.  The borrower stated it doesn't matter as it is already past the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6530238703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, 3rd party authorized called to request general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1116902590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4012089504 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called wanting to update the contact info. The borrower also set up payments for
                                           March & April
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5041492227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Outbound call stating they paid though bill pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9893980249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called regarding the Re-Am agreement and needed assistance in completing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5948823072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and the Welcome Call was completed and borrower information was updated.  The borrower made a promise to pay by 5/XX/219. Excessive Obligations was given as the reason for default.  The borrower is working out of town and paying for 2 homes.  The escrow increase was also discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7737409810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 welcome call complete, borower called regarding payment information, fees, tax notice and corporate advance fees by lender.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7969036712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called demographics were verified and a promise to  pay was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6459313089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called regarding account. The agent advised of the account and various payment options. The agent also advised of the account status as it relates to it being in an active bankruptcy with the borrower reaffirming the account. The agent also explained the bankruptcy process and the payment changes. was advised of how to schedule the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  A motion for relief was filed 07/XX/2017.  Notes indicate the review of final cure data  was completed on 1/XX/2019.  File closed due to process being complete. Final Cure confirmation completed:
                                           2/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2294855643 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third pasty called to go over the escrow account.  Borrower is deceased and
                    and documented         Executor/XX/27/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4137312027 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in with a dispute on credit bureau reporting.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated the mortgage is being reported to the credit bureaus in error due to they filed a prior bankruptcy.  Agent researched and found it was not being reported and therefore no corrections need to be done.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5168649204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower called in and stated he is no longer represented by a attorney requested statements be sent to him also stated file shows still active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1331489304 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  The customer called in regarding their payment amount and scheduled payment of $1003.73 for
                    Servicer responded and 03/XX/19.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason
                    closed                 is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer requested to dispute credit reporting on the account. The rep confirmed the payment went outside the month of 09/XX/15. The rep also advised if that was not the case, to send in documentation associated with the reporting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6602852735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower updated their contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4353024282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The bankruptcy was abandoned and discharged as requirements were not met.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4781846742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower requested a letter showing total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8097422886 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  07/XX/2018.  The borrower called inbound and verified. No further contact was noted on the file so not sure if
                    from mortgagor         the claim check was issued and according to comments home is built and occupied.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing fees in the amount of $71 and requested a breakdown as to what the fees are for and if the fees will occur on a monthly basis.  A response was sent to the borrower on 03/XX/2019 requesting documentation of the late fee to be considered for removal.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The commentary dated 09/XX/2016 states the property burned down on 06/XX/2016 and the borrower requested the settlement funds to rebuilt a new home. Settlement funds in the amount of $130000 were received on 10/XX/2016.  The claim was closed on 05/XX/2018 with all funds released and a 100% inspection noted on 05/XX/2018.
2857892250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer confirmed they were not affected by the CA wildfires.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.
1162859184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and stated that they mailed their check to their former servicer.  Advised the borrower that the servicer would forward the check and there would be no credit hit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1319365719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower was contacted  indicated the mailing address has been changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8398889709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1901799722 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 borrower called to request ACH form to be mailed out, does not want to pay the $19 fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3775757864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8068617601 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for a copy of the Note. The borrower was advised could take up to 7 days to receive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5641212847 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute regarding property inspection fees resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6684945611 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  Comments show contact with authorized third party, (successor in interest) regarding loan status
                    and documented         and payments.  The reason for default is death of borrower.  The successor processed a speed pay in the amount of $4,973.52. Servicer went over account status, nothing further discussed.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5964998512 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    05/XX/2019.  The borrower called to get payoff estimate and next payment due.  They set up a payment.  The
                    requested within the   servicer advised them of knowyouroptions.com.
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/05/XX/1/XX/5/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1267493399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2033762302 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower sent funds to the wrong account and it was to go to another.  Spoke with borrower and advised this loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9006276344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about service transfer and wanted fees from previous servicer waived (which can not be done).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  There is a bankruptcy flag on the account, but it is not active and there is no information on filing or discharge date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8814507323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promise to pay $854.23 drafting on 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8013032887 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      08/XX/2018.  The borrower called to remove and update phone number. The borrower also made August payment via indication covered by  bill pay.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 11/XX/2017 the borrower advised of roof, fence, and electrical damages caused by Hurricane XXX. There is no evidence of a claim being filed or repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1406905305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The chapter and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A loss claim was field on 1/XX/2017 for the date of loss on 7827/XX/14/2019.
2538605139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called inbound to discuss the loan and set up payment on the account and verified borrower  6/XX/2019 The borrower had stated default was due to illness of mortgagor and missed work. On
                                           01/XX/2019 the client received an inbound call from the borrower who scheduled a payment in the amount of
                                           $1114.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8448673908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to discuss the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4651166907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower confirmed their banking information and scheduled their next three monthly payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8294897795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The last contact with the borrower was on 05/XX/2017. The borrower wanted to refinance the loan in her name only.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1462670023 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower called to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed late payment.  The servicer provided updated data and history through 1/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9107843485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A Welcome Call was completed. The borrower stated that her Social Security Number was incorrect and needed to be updated. The borrower was educated on required documents needed for correction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3898659324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1557131212 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called in and said the reason for delinquency was excessive obligation. Borrower
                    and documented         promised to make a payment. Borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1726633208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5999653433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6281304516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment. Agent took payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4933671821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5834227713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a one time payment.  All demographics verified including language preference which is Spanish.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3685627404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to schedule a payment for 03/XX/2019. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: PMI was cancelled on 06/XX/2019 for meeting LTV.
1244895967 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called due to receiving a letter  regarding not cashing a check  that was sent.
                                           Informed the borrower a request will be made to stop the check and reissue another check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4764507084 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized third party called in to confirm if ACH would transfer with loan and was advised it would.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damages.
3834012817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Outbound, she doesn't have the final mod docs yet, will send them back tomorrow or Saturday.
                                           Advised that docs are delivered.  She will check her PO Box.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1599160809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 - talked to borrower - made payment in the amount of $2,132.69
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7634496205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and promised a payment of $1256.54 via the website by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4136670483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed than borrower promised to pay $1,215 scheduled 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8956940598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower contacted addressed borrowers concerns customer asked if she should call the auction house regarding foreclosure sale date since she is not in foreclosure anymore advised we cannot answer on behalf of another business venue and she may want to call to ensure they are up to date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2949627527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to confirm ach draft payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7625758162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower as called in reference to payment due. Borrower was advised of missing documents. Borrower stated sent documents in already. Borrower was confirmed signed Modification documents were received 10/XX/2018. Borrower was advised still being reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  A motion for relief was filed 08/XX/2013.  06/XX/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1840237604 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called to inquire about the $14.00 payment processing fee. The borrower was advised indication covered by  that 60 days after transfer the there is a charge. The borrower was sent forms to set up auto pay
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 11/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and is finding leaks.  The borrower stated would make the small repairs without assistance.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The borrower noted on 08/XX/2018 the roof needs repaired and the contractor took off after being paid.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
5659937137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed. The borrower authorized a payment in the amount of $1330.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4756412484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of
                                           $1,700.94.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5936347515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to confirm that they were set up on auto pay, advised that they were not.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4741954679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account also stated hardship is resolved and asked when the next payment is due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1371772419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower verified their information and made a payment of $636.81 over the phone and scheduled payments for 12/XX/2018 and 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6700419430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to schedule a payment and allow authorization for 3rd party on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9237848292 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 03/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9750042584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to discuss payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           Not all details have been provided for the bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4291502930 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called in to go over the payment history indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On 01/XX/2019 the borrower advised the property was damaged due to the recent wildfires. There was no evidence of a claim filed or any repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to the XXX Wildfires noted on
                                           11/XX/2018. Prior comments on 03/XX/2018 referenced the property was previously located in a FEMA disaster zone. No damages were reported.
5450648318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The customer reported that car repairs were causing a hardship. The rep discussed expectations and offered to post payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5073353032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called to advise he is out of work and he is not able to make payments at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1304472439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6356343351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in to find out why his payment went up. Borrower was advised that there is an escrow shortage. He asked could he make a payment directly to his escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7414155422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last borrower made payment on 06/XX/2019. Demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2016.  bk case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6506791161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower advised loan is being transferred and the payment that was set up for 03/XX/19 will be deleted. Borrower will need to make payment with new servicer company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5208115280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower stated she will make a payment at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8292025783 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  The authorized third party was advised their sibling needs probate documentation.  They were
                    and documented         advised court documentation is in review for 30 days.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2496484303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1173991833 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in to update insurance information.  The borrower phone numbers were also indication covered by  updated and demographics verified.  No update on property damage or repairs.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2010 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 stating their roof, fence, and security cameras were damaged by the FEMA disaster. The borrower indicated they contacted their insurance provider and a representative came out on
                                           09/XX/2017 to inspect the roof. There was no evidence a claim was filed or any repairs were completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
9224951614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made a payment over the phone with agent using historical banking information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9653543137 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Third party called in to state his mother had passed and sent in a payment.  The client asked for
                    and documented         a copy of death certificate and executor paperwork.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3019106952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $1534.79 by 03/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7952458520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in regarding their NSF fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1412877996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to to verify if the Goodbye letter was sent. The borrower was advised the letter was sent digitally and the Welcome Letter should be received shortly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7676806763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to inform servicer that he was out of work for two weeks due to a natural disaster and making a payment will stretch him too thin. The servicer offered a forbearance plan but borrower declined, stated that he will think about it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3164641015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to inquire about combining 1st and 2nd mortgages and was advised of refinance option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5208516925 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  Borrower called in regarding moving payment scheduled 11/XX/23 and was advised of repayment
                                           10-day break. Borrower stated was receiving trust fund from mother's death shortly.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was asking why his May payment didn't go through and was advised that if was because he had been entered his social security number instead of his account number.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3306334230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8158493753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower verified their information and confirmed their recent payment increase was due to an escrow shortage.  They inquired about obtaining a home equity loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4389687106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9153955581 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke to borrower when they called inbound to make payment on the loan and gave email address and verified website information. The borrower called in regarding service transfer and to make a payment in the amount of $1754.74 for 3/XX/2019. The borrower conducted welcome call an answered borrower questions and concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7603347670 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get an escrow shortage break down from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  Case terminated on 03/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3742539378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding insurance and was advised to call the insurance department. The borrower made a promise to pay $1500.22 by 0403/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1374365559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to speak with a Spanish speaking representative to discuss the billing cycle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3840108609 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     05/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower called and spoke to the servicer about filing a complaint. The customer was upset that their personal income was used to complete insurance repairs. The customer stated the servicing company was withholding money and causing them to be late on their mortgage. The rep added the complaint into the system for review.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area. Previous damages were reported, however, as of 08/XX/17, the claim was closed funds were released and endorsed and final inspection is on file.
4399933398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called in to inquire about refinanceing loan and was advised to contact Quicken loans.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8295372491 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower states that they are not being represented by an attorney anymore. He inquired about the amount of the last payment made. The agent informed him that the system says $521 but the bank his bank says
                                           $575.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8878235775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2016.  Borrower called to make payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1137812102 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The servicer advised the borrower on 09/XX/2018 to contact the bank to stop one of the payments that was made in error.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7108681621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower spoke to the servicer about total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7188143026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to discuss the payment amount and stated that he will mail in the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5625287515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in reference to hazard claim. Agent gave the borrower the numbers to the hazard department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The automatic stay was terminated in REM as to the debtors since the mortgage was not treated in the plan per notes dated 08/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is in a FEMA disaster
                                           area affected by Hurricane XXX.   An insurance claim was initiated for windstorm damage sustained on
                                           09/XX/2017 on 10/XX/2017.  The claim was closed on 01/XX/2019 as the repairs were verified as 100% completed and all funds totaling $5,742.37 were released.
8621314804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment in the amount of $220.88.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1445197549 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in wanting why he still had a larger payment since he had changed his insurance. The servicer advised that it was higher because they had not done the escrow analysis yet showing the new insurance and customer understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3027643864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8996141807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Co-borrower called to verify the occupancy status. Co-borrower stated there was a notification that the property was vacant. Agent advised the borrower to send a letter to the correspondence department.
                                           Co-borrower received a letter stating the property is vacant. Co-borrower stated the property is being rented out  Co-borrower also accepted trial modification offered to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7881958503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 09/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2370360520 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in with payment related inquiry due to late fee on account. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7119791928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss 1098 information and make a payment.  The servicer went over welcome call information and advised of knowoyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8398581389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2095908828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8230398685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called wanting to change the payment date for repayment plan. Servicer advised borrower as long as payments made within 10 days of due date on repayment plan then plan will not break.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1186448275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower spouse (a3P) called- has not received a statement- advised can pay over the phone but wants to mail it. Can use an old statement just correct date on check memo section "Jan Installment"
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8316628514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7720593509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8267058410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to check on the status of the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9128775658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2274103663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated will make a payment in the amount of $819.26 effective 03/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2595637378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3244385950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called in to make payment then hung up because he didn't want to verify the full demographics.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6272814193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see about her escrow advised minimum requirement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3121818341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Borrower called to get new loan number and payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5164180261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The customer called in to clarify what to expect if reinstatement figures weren't provided. The customer planned to have the funds sent in by 08/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6942179829 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to discuss their $570.00 of corporate advance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4865950834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower spoke to the servicer about insurance claim.  They had a tree fall on home and have an insurance check.  The servicer advised them to send in check and it would be endorsed and released to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 4/XX/18.
6379619269 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4449286031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4704506219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make payment and will soon be setting up auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9405411038 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called and made a promise to pay.  Borrower is deceased and Executor/XX/23/XX/25/2018
                    and documented         due to loan reinstatement. This property is located in a disaster area designated by FEMA. North Carolina
                                           Tornado and Severe Storms (DR-4364) declared on May 8, 2018. No property damages reported.
3929608650 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower contacted the servicer on 12/XX/2018 to schedule a payment in the amount of $823.09.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7463747177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated thought the service transfer grace period was to not make payments. The agent advised this was for the late fee and negative reporting. The borrower promised a payment of $700.05 via the website by 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1903237752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  1/XX/19 Inbound for help with website, will make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8889911084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in regarding the billing statement and had questions regarding the taxes.
                                           The servicer confirmed the taxes were paid.  The borrower stated no damage due to the disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 07/XX/2016.  The proof of claim was filed 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 04/XX/2018.  No damage was reported.
1057894725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7260901371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The representative called the borrower stating final modification documents have been sent and would like to know if they have been received. The borrower had questions regarding the final modification documents. The borrower confirmed plan is to send in documents and make monthly payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9875079219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6831838624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  On 6/XX/2017, the borrower called in to discuss that they made two payments and wanted one returned however at the end of the call, the borrower decided to just leave it how it was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7470657636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to discuss their payment history on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5944777241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 Borrower called to complete a speed pay. Borrower stated the reason for the delinquency was due to business failure. Borrower completed payment by phone for the month of July 2018 in the amount $2,100.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8158988042 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  The authtorized calledd in regarding the power of attorney documents, due to the customer being
                    and documented         deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.
4719962155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in regarding a statement letter received in the mail showing double monthly payment. The representative advised the letter had been received before we received the payment on 5/XX/13/17.
                                           No damages were reported.
7990521746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7134175354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to see if she could set up the payment on the second Wednesday of each month.
                                           The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4573100453 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 May have been welcome call made to borrower The borrower called in to make the
                                           September payment plus $10 fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9756077684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8539375343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Borrower called in for new welcome.  2/XX/19 Borrower called asked if Feb is paid, said yes.  Borrower said a cancer assistance program paid for the last 3 months.  Borrower asked to set up ach again.  Advised ach still on loan, will only charge one month if it shows due, since payments were made before draft we didn't char't charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6279061276 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2017.  The customer advised was affected by natural disaster but deductible was too high and may not indication covered by  file a claim. The customer also discussed their modification and processed a payment on the account.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The customer reported roof damages to the property on 10/XX/17 due to the FEMA disaster; however, the customer mentioned their deductible being too high to file a claim. There was no evidence any repairs were completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
5822474248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about welcome call information and general account info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2439371356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower made a promise to make a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4665163812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to find out why he is getting letters saying he's behind when he's not. Rep advised borrower the letter. Rep went out on 4/XX/19 & his March payment. posted on 4/XX/19. Rep advised borrower he is currently due for April. Borrower stated he will pay this towards the end of the month.
                                           Borrowing inquiring about late fees. Rep advised borrower they are not due until the end of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1575309000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3658505204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The customer was advised that the reminder notice that they had just received was dated 9/XX/12.
                                           Therefore, the notice can be disregarded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6573955245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to have equity pulled out of loan and was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7880156076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3343215385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make payment in the amount of $1264.22
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2554018937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower responded to a message center notice of a returned check advising the co-owner of the account in question had died and she wasn't aware there was insufficient funds in it to process the check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5717911586 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower promise to pay $1,902.23 drafting on 02/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2689189175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to get an explanation on the escrow. Servicer advised the borrower there has been a shortage every year since 2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017 Property is located in a FEMA disaster area due to Hurricane XXX. Claim was filed for wind damage and the claim was closed 11/XX/2017.
2137160966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower had question about amortization of loan payment changed also took in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5927584595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Servicer called and advised of the total amount due. Borrower stated that they were locked out of access to the on line access and needed to be reset to make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/XX/2017, no evidence of damages.
8502387962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower advised that a payment will be issued in 1 week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2284368465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  inbound call from borrower to inquire on letter received about insurance, loan servicer transferred borrower to insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3705881644 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called on 6/XX/17 to confirm the June payment was received.  The servicer had not yet received the payment.  The borrower stated the $2600 payment was mailed on 6/XX/17 and would follow up with the bank on its status.  The delinquency was caused by a business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1094846625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/2017 - talked to authorized 3rd party - made payment in the amount of $1408.97
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2564301982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  he borrower requested a letter stating the account is current so it can be sent to the property management company so they can rent the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6568466562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1556598970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in requesting information about fees on account. Agent advised borrower how to pay online without paying fees on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2724903269 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke to borrower he called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is payment disputes.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7407784761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to verify if ACH is still set up on account since loan was just transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5363333688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower when they called inbound to ask about bi-weekly payments Borrower called to confirm final docs have been received. advised received but may continue to get calls until mod is fully executed,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is located in  FEMA disaster area due to hurricane XXX noted on 9/XX/2017
7414340832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 - talked to borrower - was not aware of payment increase
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5831935315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment in the amount of 1532.00.  He wanted to know if he could
                                           make his payment on the website after this payment has posted.   Agent advised that he should be able to and
                                           the fee should be waived since the account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Non monitored claim iao $6949.84 closed 7/XX/16.
6013154913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borrower called to ave her password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2949419912 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  Notes indicate the borrower called to advise there are instances of negative credit reporting.
                    indication covered by  The agent advised the past due balance coming both months resulting in negative credit reporting.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 to advise of $2,000 worth of damages caused by the FEMA disaster. The borrower stated they were not filing a claim due to the deductible. There was no evidence of repairs being completed.  The damage repair amount is estimated at $2,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
1168343901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was contacted regarding the payment; borrower promised to make a payment tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2070388422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1003909755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borr called in about  mortgage acct number
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2686238710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spanish-speaking agent transferred verified customer to account. Customer wanted to discuss a refinances. Transferred to refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Filing date, discharge date and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2631441135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in about payment history. Borrower needed information on how to get credit hit taken off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9650404279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  borrower called regarding double statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9591942141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and schedule payment of 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9663902265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4821418839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about a surplus check and their regular monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9144229548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower verified their information and confirmed their automatic payments are set for the
                                           15th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6080186279 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment. Bankruptcy call, customer asking for post petition status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2014.  Comments indicated the borrower previously filed bankruptcy on 05/XX/2013 that was discharged on 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8910936162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they stated was not a good time and had to disconnect call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 10/XX/2017. No damages were reported. Prior comments on 12/XX/2016 indicated the property was previously located in a FEMA disaster area for a hurricane. The borrower filed a claim for damages caused by the hurricane on 10/XX/2016. The claim was classified as non-monitored. Two checks totaling $7,817 were received on 01/XX/2017. The notes on 01/XX/2017 stated the funds were endorsed/released and the claim was closed.
3465891882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9503215722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call from the borrower to schedule a payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6272533143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9992720536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9428910001 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower called to verify receipt of payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute with documents provided by the borrower to update the balance and pay history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4134115372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower scheduled payment in the amount of $757.71 drafting on 07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1691960377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was looking for lapse charge to be reversed because they were not told by the rep that they would be charged for the lender placed insurance at all when they got their own coverage. The agent advise would review the calls and then see what could be done about the lapse charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4720212291 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  The borrower called with questions about refinance options.
                    insurance sufficient   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the
                    to cover repair        reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting after bankruptcy was
                    [1] Written Dispute -  discharged. Servicer updated account and issue was resolved.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                    from mortgagor         Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 06/XX/2018 the borrower stated their roof was damaged. No evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6943668991 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss the terms of the loan. She was advised that she has an attorney on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 01/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6019586859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called and made a payment in the amount of  $1921.97.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7382690141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in regard their modification docs & next payment due date.  Servicer advised mod docs have been received and the that it is being modified & there is a payment scheduled for 9/XX/18 iao
                                           $888.70
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2007.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffXXXtion.  BK case not indicated in notation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
5469537141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower stated no damage from hurricane; no lasting impact.  Borrower stated mailed check iao
                                           $2261.46 on 09/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster for Hurricane noted. No damage reported.
5363800179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9932344696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower was advised of total amount due and stated they set up a payment for the same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1552011541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule a payment of $1,300.00 scheduled on 3/XX/2019. Welcome call than completed. 3/XX/2019 comment new bankruptcy filed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2018 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8481217265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get help with online access.  They set up a payment for 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1122116358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower stated RFD was death in family, had to leave country; excessive obligations.  Servicer advised of modification options & processed payment for $295.00 dated 9/XX/16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4376325774 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Servicer advised borrower of total amount due iao $1713.35. Borrower advised he made payment on
                                           IVR.  Servicer advised borrower that a payment was returned on 10/8.  borrower stated does not know why payment was returned; does not need assistance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5184167975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact noted was on 4/XX/2019 when borrower called inbound to new servicer and verified information on the loan The borrower spoke to the servicer about the account status and they thought payment was made.  The servicer advised that they have been modified already and if they got another one the payment could go up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8325517814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The representative called the borrower to collect total amount due. The borrower made a payment for 11/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1810992092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8053352975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6050099059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The customer stated they wanted to view billing statements online. But they were informed they need to affirm their debt and by law they could not view it due to the discharged bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  Bankruptcy chapter 7 filed
                                           3/XX/2016 and discharged 6/XX/2016. case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8167325483 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3020616052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower stated they mailed check for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4138224096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see if we sent check for double payment- advised we sent it, can take 5-7 business days
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4843262434 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called and promised to make a payment in the amount of $1376.61 by 07/XX/2019 via IVR indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 09/XX/2017 to advise of roof damages caused by Hurricane XXX. On 09/XX/2017 a claim was initiated for the damages caused by the storm on 09/XX/2017. However, the claim was closed on 03/XX/2018 due to the cost to repair was below the deductible. The borrower stated on 06/XX/2018 an outside party fixed the windows and roof. There was no mention an inspection was performed to confirm the status of the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
7277626742 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6682284675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and authorized a payment in the amount of $1068.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 01/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9198887987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called regarding refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 07/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5574677037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 B2 called in regarding, ins payment, co says not received yet and 2nd mtg need proof of coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9334973945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called and stated they will be making two payments by next Friday.  The borrower went over bankruptcy script.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Filing and discharge date are unknown
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3469046537 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding billing statement. The borrower was advised that March's installment posted on 03/XX/2019. Next due for 04/XX/2019 for $946.49.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3582491890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment in the amount of $1584.34
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  An insurance claim was filed and closed on 3/XX/18.
3998859855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to request an escrow analysis due to the increase, the borrower also wanted to make the insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1347233884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2792054675 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to discuss the escrow refund check and verify it had been applied to the account. The servicer verified that it had.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3664017929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower was contacted and stated reason for default as curtailment of income as business was slow and stated spouse had made payment that day.  The linw was then disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1051096697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4285922327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4045154051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3355451400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5863630208 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to inquire about the account and was advised
                    from mortgagor         the next payment is due 05/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated account history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damage to home; minor fence and shed damage noted.
1976091074 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called and stated he had some unexpected expenses roof repair thamn made a speed pay payment of $600.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5173527067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Agents performed welcome call with borrower. Borrower also set up a payment on this call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8519603504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called on 05/XX/2019 regarding the status of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9169702464 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called Borrower, completed welcome call.  Borrower promised to mail payment by 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6672306270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.  Agent advised of payments options that don't have a fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9451721627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7942691376 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to go over billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1854625462 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3836675914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to schedule a payment in the amt of $1640.62 on 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4832743838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Authorized third party called the servicer and stated they do not represent the borrower anymore.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1357682001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called regarding the statement showing due for 2 payments. The borrower was advised the statements are generated prior to the payment deducting from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 04/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2244826958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9238425632 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  Notes indicate the borrower called to schedule 2 payments for $1347.34 each; effective 3/XX/2019
                    insurance sufficient   and 4/XX/2019. The agent advised of payment confirmation numbers.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  On
                                           05/XX/2016 the borrower initiated a claim for vandalism caused on 05/XX/2016. The notes on 04/XX/2018 stated
                                           the claim was denied by the insurance company. There was no mention of any repairs.  The damage repair amount is estimated at $10,001.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4320967223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower 1 called in and provided financials and stated that he would have borrower 2 call back to provide her financials. Agent advised that as soon as financials are provided, a workout packet could be sent out to them
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6302142835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called having questions about payment increase. I advised it was the escrow in the taxes
                                           .Made promise to pay for $1976.56 by 07/XX/2019 via Web.  Scheduled: 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5932084989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  9/XX/18 Advised borrower of total amt due of $1941.48 and borrower calling to make payment today.
                                           Processed payment with permission to use the historical banking info on file after verifying the last 4 of the acct number.  Verified mailing address for confirmtion letter and gave confirmation number to borrower.
                                           Borrower requested confirmation letter be emailed and declined to future date payments due to processing fee and will make payments through bill that can be set up at seterus.com website.  Addressed reason for call and no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4188050075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to promise a payment of $1709.21 via the mail by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: per notation on 11/XX/18 the property is located in FEMA disaster area, however, customer confirmed they were not impacted by natural disaster.
3540658400 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called in to request general account information and to schedule payments on the
                    from mortgagor         account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Account as reported to the credit bureau was disputed starting on 04/XX/2017 and credit report corrected as of 10/XX/2017
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed 09/XX/2011.  A motion for relief was filed 08/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1255515507 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called regarding final modification documents.  The servicer advised after final modification is complete his loan will be monitored for 12 months and offered financial counseling services for free.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5238801944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Authorized called to inquire on process being able to change contractors.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage.  Claim funds in the amount of $9845.99 were endorse and released on 01/XX/2018 and the claim was closed on  01/XX/2018 due to the claim being less than
                                           $10000.
7449487681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/17 indicates this property is located in a FEMA disaster area due to hurricane.
2649569728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in with questions about payments and service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5183162616 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to check on autopay status.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1999703359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Authorized third party called in regarding change of insurance carriers and was advised to apply for policy cancellation refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6575424099 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  the borrower called in reference to billing statement and amount increase. Advised the bill went out before payment posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4262504364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower contacted for welcome call borrower asked about getting insurance in her name advised it would be okay she is getting ready to refinance loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1517844926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower advised they thought they made the payment and will check with the bank first.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5363534148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to ask why the modification had $835.00 in fees.  The borrower stated the first modification that was done the servicer added the legal fees with the principal balance.  The servicer advised the legal fees were put on the loan between the two modifications.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2079377148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Mrs. called in stating she believes her ex-spouse is engaged in criminal activity concerning the property attached to this loan. She witnessed someone taking photos of the property 7 days ago and wanted to know if Mr. XXX ordered a property inspection through XXX since she is having trouble with her ex-spouse. She was advised that the inspection was ordered by FNMA due to foreclosure status; however we confirmed the loan wasn't delinquent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Customer filed a complaint but not a dispute, regarding feeling unsafe due to her ex-spouse's alleged activities at the property. This includes having someone pose as a FNMA inspector to take photos of the house, claiming the loan is in foreclosure even though the loan is current.
1944053453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6672662556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was provided the fax number to the insurance company to fax the mortgage bill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6867577801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3191881651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7871757348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 3rd party call in t make a payment $2,385.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6866271071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate the borrower called to setup online access. Servicer advised the borrower to wait until the loan fully transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9682829032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The servicer called for payment and the co-borrower needed to confer with the borrower. The line disconnected while on hold.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8306481388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  6/XX/17  Inbound, will mail payment 6/XX/17.  Offered phone pay he declined.  He asked about statement showing due for 2 months, advised that was because his check was returned unsigned.  He will cure, no hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5762327550 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower states that she will mail in her payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2184311901 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  Borrower called in to get unpaid principle balance.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower the borrower called on 03/XX/2017 requesting to have an inspector come to the house to inspect the damages to their roof. The borrower was advised to contact their insurance carrier to file a claim. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3337354605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called in to make a payment. Was advised of the fee, but waived fee for processing and customer stated that they would make payments through the IVR going forward
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9720936717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower discussed their recent payment change.  The servicer advised of their new amount and explained the  fees.  The borrower made a promise to pay $1,229.14 by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           09/XX/2017.  Damages to the roof and fencing were repaired.  There was a claim in the amount of $14,000.00 for water damages on 02/XX/2018.  The claim was closed on 02/XX/2019.
7894431437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make payment declined to make future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4963696433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Servicer explained escrow analysis with the borrower and borrower acknowledged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  inbound bankruptcy calls notes, but no details of bankruptcy in notes.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6589625361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a promise to pay in the amount of $1371.78 scheduled for
                                           03/XX/2019.  The borrower inquired about a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8850221992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to set up ACH payment KYOCC provided the borrower did verify demographics. No contact attempts during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  Case terminated on 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9863235877 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Comments show borrower called to make the March payment with the new servicer and to discuss foreclosure fees showing from prior servicer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments show payment dispute, borrower was under the impression he should be current but servicer went over the payment history with the borrower showing he was not.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9517067200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last contact with the borrower they wanted to know where their funds are.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9913331669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
7700113070 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Verbal Dispute -   04/XX/2019.  The borrower called in to request their 1098 statement.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason issue open with active is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open
                    efforts to resolve     with active efforts to resolve.  The borrower was upset that they were not notified of the payment increase and funds were drafted from their bank account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7820363021 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9026897429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6778005932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
9801756167 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 01/XX/2018, the borrower reported that the hardship is his illness, a loss of income, and excessive obligations, and he wanted to talk about bringing the loan current.  A Speedpay payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5326824612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay. Payment Amount: $2066.15 Late Charges: $44.72  Fee:$14.00
                                           Scheduled: 6/XX/2019  Confirmation Number: XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8117557033 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Spoke with borrower, borrower had website issues. Borrower confirmed she is now able to get into the website
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8476891120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9272258016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower received a letter stating that their loan is in default and wanted to know why. The agent advised her it is due to a returned check as well as late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8214176775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7395173709 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower called in to make a payment in the amount of $652.79 effective 04/XX/19 through bill indication covered by  pay.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] MI Not Being Paid  FORECLOSURE: No evidence of current foreclosure activity.
                    As Required            BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 11/XX/2017 the borrower called stating there was a hold in their roof due to Hurricane XXX. The borrower stated the deductible was too high to file a claim. There was no evidence of the repairs being completed.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
4524671558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower stated that a wire transfer took place today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8623805822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6656694382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to state there was no interest in the trial plan and the account would be brought current. The borrower inquired about check that had been mailed and the servicer advised to stop payment as it had been over 10 days. The borrower declined to make an additional payment at that time, but did process one payment for $620.00. The last contact with the borrower was on 04/XX/2019. The borrower was having trouble making a payment on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1284723230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated that she mailed in a check on 4/XX/2019 and it has not been received nor cashed. The agent took two payments in the amount of  $1453.34. She is going to call her bank to have the check cancelled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9133353949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The Borrower called to provide proof of insurance new mortgagee clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8024192323 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  An authorized third party spoke to the servicer about the account status and wanted to post date payment to 3/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8103694472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called in regarding the escrow statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7014144622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about welcome call information and set up a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5199640389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and discussed their escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2128283320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and went over escrow analysis and borrower scheduled a payment for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2839490206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment and stated they reason for the late payment was due to an oversight.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Un-named FEMA disaster on/XX/11/18.  Several wildfire events during that time frame.
                                           Borrower reports no damage.
9820273993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in saying that they made their payment and got a letter in the mail saying that their payment is due for the month. Advised that the payment has been returned because the account number was incorrect. The customer planned to re-submit payment via online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: per notation on 11/XX/2018, The property is located in a FEMA disaster area due to XXX
                                           Wildfires, however, the customer confirmed there were no damages within the review period.
4024666313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower called wanted no loan information so they could make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9886919368 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  The borrower called because the reaffirmation received was not correct. The agent advised the
                    Servicer responded     borrow to call their BK attorney and have them to call in. The borrower advised they no longer had an attorney within 60 days and no  and became agitated and hung up the call.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the
                    from mortgagor         reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed processing fees on the account.  Escalated correspondence was received on 05/XX/2017 where the customer claimed discount on fees due to trying to get the
                                           Recast paperwork.    On 06/XX/2017, the servicer advised that fees totaling $90.34 were waived.
                                           REASON FOR DEFAULT: The reason for default is other.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3362670658 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Auth party called to cancel auto pay due to attorney telling customer to cancel.   Auto pay
                    and documented         cancelled; party promised to pay 7/XX/19.  Borrower is deceased and Executor/XX/06/XX/23/XX/28/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7336409948 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower did not want disaster forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8264678087 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  Borrower called to check status on modification process. Borrower also said they were called
                    from mortgagor         because bank would not notarize with out witnesses. Agent advised borrower does not to have signature and documents need to be back by 9/XX/18
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting during disaster forbearance. Servicer updated fields and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
7185246032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated will make 2 payments on May 7th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9134067699 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and gave permission to release general account information to a 3rd party.
                                           All information was provided per request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/XX/2018; no evidence of damages.
2222584574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to obtain account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9342130040 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  The borrower called to discuss a letter received requesting updated information. The servicer indication of related  advised that the information has been received and updated on the account.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 03/XX/2019 the borrower called to report a claim for water damages caused on 03/XX/2019. The claim was classified as enhanced endorse and release. A check for $18,623.31 was received on 03/XX/2019 and released to the borrower on 03/XX/2019. The notes referenced an inspection showing 90% of repairs completed was needed.  The damage repair amount is estimated at $18,623.31.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5387177459 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to get unpaid principle balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3682692095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower reviewed account information and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6380342846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1173079092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The third party called in to make a payment and to get assistance with the web portal
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 03/XX/18 reflects the subject property is located in FEMA disaster area.
                                           No damages were reported.
8475405332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.  Prior chapter 7 case #XX-XXXXX was discharged on 06/XX/1996.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3199202778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to see if account had been placed back in bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  Case terminated on
                                           11/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8192040669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower inquire about mortgage payment information, advised could not do that but can send payment history from now and past years. Do to the loan being in a bankruptcy discharge borrower stated do not have a bankruptcy on either borrower. Advised the borrower to write a letter to dispute the code on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2576772049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7209112764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7097461706 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to authorized third party requesting 1098 form faxed to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2745641109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to confirm mod agreement was received and states
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2397891053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for a refund for Decembers payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7957099847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in asking how much January payment was for. Agent advised accordingly and borrower advised will be paying by bank bill-pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3641244672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called requested past billing statements and scheduled a payment for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1736181569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called for a deferment of a payment, as they are having health issues and does not have extra income to make the payment and requested to speak with a supervisor. Borrower spoke with supervisor on
                                           10/XX/2018 and was advised of modification completed in 2016 and their income does not support a payback of months skipped and should look to health advocate for finance options. Comment dated 11/XX/2017 borrower stated they need to save funds for the next 6 months and wants to know what programs are available to allow to skip a month. Associate advised borrower of all options available and provided HHF contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1424936604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The last contact with the borrower was on 02/XX/2019. The individual who makes the payment wanted to change the address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1961476466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and confirmed the status of the account.  They stated
                                           they would be making a payment online that same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4070815314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called about PMI and was advised letter would be sent within 7 to 10 business days.
                                           Borrower stated payment had been made online today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5715535315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The servicer informed the borrower on 03/XX/2017 that it can take between 7 and 10 days for a payment to post to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2633375189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Comments from 9/XX/17 indicate borrower will make payment today via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7362321259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound call regarding transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9094173135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called in to get the address for which to send the modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9322970310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a promise to pay $405.29 by 3/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9223630468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in payment for $2,133.25 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2697223526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see which account he made a payment on.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6918000419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding service transfer questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1103675251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer calling to go over billing statement , and would like to know how to remove his ex-wife from the deed .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4942457237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule payments.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6499996283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  On 4/XX/2017, borrowe called regarding what seemed to be the April billing statement. He stated
                                           it wasn't showing his March statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3557094878 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for the account status and scheduled a payment of $2012.49.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5157201741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Outbound collection call was placed to borrower1.  The borrower stated they have been divorced for three years and borrower1 does not live in the property.  The borrower stated the servicer will need to talk to ex-spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5387132800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/2019- Auth 3rd party called in regarding escrow shortage on loan. Advised escrow analysis was completed in Dec and would have 30 days to pay shortage or pmt would increase
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4584907101 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to see why payments went up and PTP $2,326.54 online on 4/XX/2019. The last contact with the borrower was on 05/XX/2019. The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5733543004 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower made a promise to pay
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute resolved, no delinquencies reported for April 2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8838047176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to check on status of modification. Servicer advised modification documents will be sent within a week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8526639054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire on refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2225295522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2628979248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in completed the welcome call went over tax information and than borrower scheduled a payment for $2,423.02 via web for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired, final inspection received 11/XX/2018.
9194240884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8393163044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding negative escrow balance. Agent went over escrow payments with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9378689911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Notes indicate the borrower called to schedule an internet pay payment for $669.02 effective
                                           8/XX/2017 and the remaining amount at the end of the month due to having 2 children off to college.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2633066746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called to get claim check endorsed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; repairs completed and claim was closed
                                           10/XX/2017.
1585926229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  Case closed on 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4617055629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called for payment amount for February because of the recent analysis. Associate provided the maturity date, interest rate and the principal balance. Comment dated 2/XX/2017 borrower called and was advised of the payment change from escrow and borrower did not make the correct payment amount within the grace as they were not aware of the change. Payment for the remaining balance was scheduled for
                                           02/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is evidence of reaffirmation.  Case terminated on
                                           11/XX/2014. Comment dated 02/XX/2017 cites bankruptcy was reaffirmed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9856356475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  the customer was contacted stated no longer represented by attorney, promise payment has been mailed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9287552272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments from 11/XX/18 indicate borrower called to make payments for Nov, Dec, and Jan. Servicer processed payments. On 5/XX/19 the welcome all was completed a online payment was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3439231198 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Servicer waived late fee.
                                           Borrower will make payment online 3/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4467258185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated the reason for the late payment was due to employment pay dates. A payment was processed and the borrower stated the next payment would be made at the end of February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5118440817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4478633479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3435712858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called regarding final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9528562491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The representative called the authorized third party to collect payment, gave total amount due, payment due date 1st of the month, consequences,15 day grace period, paying 30+ days can possibly cause negative credit reporting and reviewed pay history. The representative also advised added code to stop calls within grace. The representative processed payment and counseled the customer on the self service options for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1588396009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to verify the insurance premium had been paid
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1131974044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called to request a payoff statement.  Loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3409730735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  An authorized third party called to get loan status and was told loan is current.  The servicer advised them of fees balance due to foreclosure process which closed after reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1430348115 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Called to go escrow  shortage and advance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2232362763 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  On 12/XX/2018 the borrower called stating they just completed a modification and wanted to dispute the fees on their account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 12/XX/2018 wanting to dispute the fees on the account. The servicer discussed the fees and advised the borrower if they wanted to further dispute the fees they needed to send it in writing. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
2756261822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3365687179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss the escrow account. Borrower did not want to pay a fee so they will mail in their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4337305837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower regarding the wiring of the refund and the borrower wanted to know why the funds have not been placed back into their account.  Servicer looked up account and it showed that those funds were to be back in their account on 03/25.  It appears that the funds were wired to our account and funds posted to their suspense.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1903706274 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  The borrower called to make a promise to pay their August installment by the end of the month.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5179176118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called to inquire about a payment; the agent provided information about dispute process; there is no evidence that the borrower submitted a dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8615346694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regards to the HAMP modification documents they did not receive. Agent informed borrower of the payment change and borrower stated will pay via bill pay by 10/XX/18 in the amount of
                                           $1640.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4251020806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss a refinance application and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9506022709 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called in to advise they would make payment in the amount of $2524.92 by 04/XX/2019 via
                    from mortgagor         web. Borrower also wanted the private mortgage insurance removed and was transferred to that department to discuss what would be needed for it to be removed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 06/XX/2018 referenced the borrower filing a dispute regarding payments in 10/XX/2015 were incorrect causing them to fall behind. The borrower submitted a written dispute regarding the payments to further research the issue. A response was sent to the borrower on 08/XX/2018 listing how all payments were applied since 09/XX/28/XX/05/2018 stated all funds were released and the claim was closed.
6391967713 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called in to request Unpaid Principle Balance and the date last payment was received.
                    and documented         Borrower ptp $1120 by 7-16-19 via Bill Pay  Borrower is deceased and Executor/XX/22/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3884521811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5486968592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower made a speedpay payment in the amount of $1182.09 scheduled for 01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9086859777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in to have the loan modification faxed to the bankruptcy attorney. Rep advised they should have it in 1-3 business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9306518295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment of $867.55.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2112348111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Outbound, performed welcome call; he did not know account had switched.  Advised of past due amount, went over the account and welcomed. Assessed financials, discussed Loss Mit, provided HUD contact.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2455703343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6271037584 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A third party called and a payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2281404901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  borrower made a payment and requested password reset
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5148894222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called and was informed  that the payment had been received  but has not been applied  to the loan yet. it wasn't enough to make regular monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3378948745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower advised has been making the monthly payments and also advised that we have sent 5 or
                                           6 responses stating that the payments was made in a bunch of different amounts. The representative advised it does appear to be a system issue and they can disregard the letters. The borrower wanted to know other options to make the payments. The representative advised besides bill pay, can call us to make the payments and the borrower stated will be calling in to make the payments since does not want to go through the automated system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4302700381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower and they made a payment in the amount of $1,360.29.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7652461853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower spoke to the servicer about the account status and set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6230271498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount of $1084.55 was sent by 06/XX/2019 via
                                           Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1589265933 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2018.  Borrower called and verified ACH set up for 10th of month.  Borrower is deceased and
                    and documented         Executor/XX/27/XX/09/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4047146932 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called regarding statement showing due for 2 months. Servicer advised account is current. Borrower stated he had some minor roof damage due to hurricane Irma but fixed on own; declined forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; minor damage was repaired by borrower noted on 11/XX/2017.
4973902546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower advised he had mailed a certify check which has been lost in the mail.  Servicer advised if she made a payment online for $700 it will pay for April.  Borrower requested to pay $760 over the phone today
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9281180605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called with a promise to pay $886.98 on 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to a hurricane noted on
                                           11/XX/2016. On 11/XX/2016 the borrower called in to report a claim for damages caused on 09/XX/2016; the details of the damages were not provided. On 11/XX/2016 the borrower reported another claim for hurricane damages caused on 10/XX/2016. Funds were received for the two claims on 11/XX/2016 totaling $7,543.96. The notes on 11/XX/2016 stated all funds were released and both claims were closed.
1843937261 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called for general account information. Also asked about refinancing the loan. A
                    and documented         payment of $1510.07 was promised by 4/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2520522035 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   01/XX/2017.  Borrower states husband makes payments & wants to make payment to avoid collection calls, but
                    Servicer responded and needs to speak to husband.  Servicer provided total amount due of $1083.00
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason
                    closed                 is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to Experian credit dispute, updated applicable fields to show loan status as of
                                           01/XX/19 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3282950501 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5171065260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get an explanation on the reason for the payment increase. The borrower was advised of the escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is evidence of reaffirmation.  Filed date is unknown
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9817882996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in but was not able to verify the phone number and needed loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8728706032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower contacted the servicer on 02/XX/2019 to inquire about the loan transfer, which the servicer advised is effective 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4045479831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 Borrower completed payment by phone dated 3/XX/19 in the amount of $1,432.06
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7563336763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower had trouble setting up payment in IVR, incorrectly entering the ssn- , advised can only take Nov, if something is set up for Dec . Borrower will pay Nov now. Dec in the beginning of Jan and Jan in the middle of Jan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7963009549 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  11/XX/2018.  The servicer called the borrower to offer discount on late fees if they make payment by end of
                    insurance              the day.  The borrower said they will call back because they don't have banking info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Flood damage noted on 4/XX/16.  There is no mention of a claim being filed or repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5094125138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5593083166 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower was called regarding late status of account. Borrower made a payment and turns out that
                                           ACH must not have transferred when loan was recently transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1896455072 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  Borrower states that they will make a payment on the 10th and another payment by the end of the month.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated the escrow account was calculated wrong which caused the December payment to be short. The agent advised of the analysis completed and the new payment of $586.24 was lower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9634215801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower advised of reduction of income due to lost tenant and will make payment as soon as possible.  They inquired about PMI removal and were advised of requirements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.  There was a claim filed prior to this that was closed on 1/XX/17..
5444355314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer called in to complain about the property inspector. The rep emailed the preservation team.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2882341410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4171566020 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and asked the reason for the payment increase.  The agent explained it was due to late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5681742395 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5187087372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see if her June's payment was received. The borrower was advised that the payment was received on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1764721020 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party called to request the funds be moved from principle to complete the
                                           May installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4777499214 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5199441174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to verify claim check status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area. A claim was filed and repairs were completed.
2102768741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The authorized third party verified their information and confirmed the amount of their next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1733955897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower called in and discussed the payment shifting and the amounts that were due.  The borrower was advised of negative credit reporting if paid outside the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5780801957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A Welcome call was completed. The borrower was provided with payment and account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4038748936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about payment due, stated did not get coupon. Asked about penalty for not making payment. Advised no penalty but payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4804400049 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  02/XX/2019 inbound call authorized 3rd party, payment inquiry, advised total amount due$2176.68
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8245679081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to borrower states wife handles account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4162888644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1397321261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower contact inbound, the demographics were verified and a promise to pay was made and accepted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7331815788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about escrow account and wants insurance added.  They set up two payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3338775151 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/2017 - talked to borrower - verified account information - processed payment in the amount of $1750.11
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2493727486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Comments from 7/XX/17 indicate borrower called for payment breakdown. Borrower informed of rate increase from 4% to 4.75%.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1109826661 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7893405683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to inquire about their loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2565318454 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4120971354 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  An authorized third party called and scheduled three payments for 6/XX/19, 7/XX/19, and 8/XX/19.
                    and documented         Agent advised still need the death certificate.  Borrower is deceased and Executor/XX/20/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7896242061 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called made promise to pay IAO $4849.90 by 7/XX/2019. Customer scheduled first payment this week and the last two payments by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9763389428 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Borrower called in to verify 2018 taxes were paid.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 05/XX/2017 referenced a response was issued
                    [1] Written Dispute -  regarding a credit reporting dispute. The notes stated all reporting was suppressed due to the discharged
                    Servicer responded     chapter 7 bankruptcy. There was no further mention of a dispute.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the further communication  reason for default with the information provided.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Borrower stated on 09/XX/2017 their roof was damaged by Hurricane XXX. The borrower advised they filed a claim; however, no claim information or documentation was provided. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
3469353606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The servicer called for payment and the borrower set up a payment for the month of October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2469847286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called wanting to remove the other party from the loan. Advised refinancing the loan is the only way to remove the other party from the loan. Confirmed with borrower received his payment of $1000 on 7/10. The borrower advised they sent $500 but over paid, advised the over payment will go to the principle payment on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1587734206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to go over the amount due. They were advised of when the next payment was due and the amount. and that they would continue to receive a billing statement. The customer promised to pay by
                                           4/XX/2019 through the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6171694262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer called to schedule payments advised I can only schedule one at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9650776566 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called in and the welcome call was completed. The borrower stated had tried to set
                    and documented         up autopay and couldn't.  Servicer advised it was because of delinquency.  The borrower set up one payment that went NSF on 04/XX/2019.  The borrower then made 3 payments in May to bring the account current without further contact.  Borrower is deceased and Executor/XX/23/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8709337429 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called in to make sure that her new insurance information was received. She requested a new escrow analysis to reflect her new insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8344683960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The third party called and scheduled a payment of $1741.30.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9391702366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer called in and was making sure the account was set up for reoccurring payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
1909640124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3621388637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a payment for 6/XX/2019 and the servicer mailed and e-mail autopay form to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8244781586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower stated waiting to make a payment until he received money that he is due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7093353008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower spoke to the servicer about the account status and had recently mailed a payment.
                                           The servicer advised them of payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5906069289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower inquiry as to why a NOI was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3280783422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss the billing statement and make a payment in amount of $3383.13.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Declared disaster area due to Hurricane XXX noted on
                                           09/XX/2017. There was a hazard insurance claim for property damage that was closed on 02/XX/2019.
9134749112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called about their escrow analysis and escrow shortage. Their billing statement and payment change were discussed. On 4/XX/19 the borrower called in to make payment on the account by 5/XX/19 as they were unable to make it online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5905312708 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called in payment for $517.56 for today for 1/XX/Heir exists to dispose of property;
                    and documented         identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8277598957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Promise to pay $568.19 on 6/XX/2019. Know your options site counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9063758104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called in and stated will send modification agreement by 05/XX/2017  Borrower made payment for $672.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5429363298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent and verified and updated all of their contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1211226174 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called demographics were confirmed and updated. No attempts to contact during scope.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1774270653 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The customer called to verify insurance.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9828114970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was called and promised to pay $940.62.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4797927430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5713287918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a promise to pay to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6997889046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss loan transfer, welcome call information, make a payment, and ACH.
                                           The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1702038402 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  Called borrower in regarding the Jan payment.  Advised total amt due and customer stated he will indication covered by  make payment on 1/XX/19 via Web.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffXXXtion.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 04/XX/2018 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
2969131740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/2018 inbound call borrower scheduled payment $185.76, borrower inquired about why payment was more than expected, advised borrower of previous partial payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6667542135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 outbound collection call,advised borrower of total amount due $3209.39, borrower advised made payment $1550. 08/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7991710259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to request a one time courtesy late fee removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4862543401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2270656705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower was advised of late charges and inquired about how they were calculated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6737177114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Notes indicate the borrower called to move the March due to a delay in borrower income. The delay in pay was due to borrower being in the hospital but is back to work now and just trying to bring the account current..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2762707196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2822185563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The servicer spoke to the borrower and verified account information.  They discussed reason for default which is income variation and excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 3/XX/17.
7738595470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to find out his balance and interest rate on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7323507295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to check on account status and pay ahead, as they are going out of the country.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1565328483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment of $1479.16 and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9381519427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4749108118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9865590520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding servicer transfer and to make a payment in the amount of $
                                           608.46 for 3/XX/2019. The servicer conducted welcome and answered borrower questions and concerns along with counselled the customer on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: per notes on 11/XX/16, the property is located in a FEMA disaster area, however, no damages were reported within the review period.
7727381322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower called in due to receiving NOI in mail, currently on forbearance plan. Agent set expectations regarding forbearance plan and what would happen if plan failed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2535873564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment in the amount of $1220.44 effective 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1326457394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in and wanted to know options for assistance. Servicer advised best options are
                                           12 month repay plan or modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1449609832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called stating that he received a statement with double payments. Advised we mailed the statement before receiving the payment. Confirm payment was received and applied to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3042423919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called regarding modification letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7916539571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/18 Borrower called to confirm suspense account, advised it was $830.96.  Advised loan on repayment plan, last payment for $1425.35.  Borrower PTP $1450 12/7 to bring current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7748423318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments show borrower called in to check loan status and payment. Servicer advised borrower loan was current after reinstatement. The servicer advised loan is no longer in foreclosure and they will need to send certified checks for payment till Feb 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9842712039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower was unable to make payment online and the account was reflecting late fee. Borrower is on autopay and should not have a fee.
                                           Servicer waived late fee. Borrower will try to make payment online again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4017140623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called wanting to know why they were unable to make a payment on the website. Associate advised the past due amount would need to be paid to have access to the website. Borrower stated they will mail a payment of $1,640.05 by mail. On 01/XX/2019 borrower called stating they spoke with someone yesterday and was given address as to where to send payment. Comment dated 01/XX/2019 borrower stated they are no longer represented by attorney as the bankruptcy was terminated on 06/XX/2018. Borrower inquired as to why their statement is showing due for a double payment. Associate informed borrower the January payment is not due and payment has increased due to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  Case terminated on 06/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9450112767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Spoke with borrower, borrower called to request modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2589312399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower called to confirm ACH setup. Servicer confirmed ACH in place.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5389693995 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called verified demographics , inquired about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  Prior bankruptcy: chapter 7, filed 04/XX/2008, Case #XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane note on 11/XX/2017.
                                           No damages were reported.
9723410336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Talk to borrower regarding 12/2017 payment borrower states made payment online today for $591.33.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4102965655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to discuss payments and fees on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5979958717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The co-borrower called to move their payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5854621946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized 3rd arty called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1590938879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was dismissed on 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9861061413 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make payment of $1508.35. 05/XX/2019 borrower made a payment $1,594.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3959679949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment for $650.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7315332487 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  On 01/XX/2019 Borrower called in reference to charge received. Borrower was advised the charge
                    from mortgagor         was a property inspection fee that could not be waived.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states Credit dispute. Borrower stated the account was not late on 09/XX/04/2019 which is current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2911336657 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called inquiring if hazard insurance has been paid. The service rec confirmed $347.50 was paid. The borrower stated the amount should have been $600+. Stated last year they had paid out of pocket so escrow may not have the correct information. Service rep stated they would transfer the borrower over to the insurance department where they can further assist the borrower. The call was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9733485883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request copies of the 1098 and 1099 statement via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6010825708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and promised to pay $812.12 on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7508385208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment to the loan. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9487956909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to see if the march payment was to be sent to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8310043044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5805158696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 Borrower completed payment by phone in the amount of $1675.28 dated for 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2097564790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated does not want modification anymore.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8244392487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower advised that they have not been affected by the natural disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3796907989 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound called inquiring about next payment due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8987629489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Third party called in and made a payment in the amount of $4101.30. Hazard claim final draw was sent 01/XX/2019; claim closed 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5846606174 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  01/XX/2018.  The borrower made a payment on the account and stated the reason for default was due to excessive
                    insurance              obligations.  Borrower is deceased and Executor/XX/02/2017 the borrower called advising of a fire. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property
                    [1] Mortgagor Deceased condition is UTD.  The current occupancy status is owner occupied.
                    - Executor/Heir exists ADDITIONAL INFORMATION: NA
                    to dispose of
                    property; identified
                    and documented
6310577281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called the servicer to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8263124989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 08/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8023756040 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  Notes indicate the borrower called to schedule a Speed Pay payment for loan account.  Borrower indication covered by  had realized the ACH payment wasn't drafted
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  The borrower called on 03/XX/2017 disputing the late fees for 2016 stating they were in a hurricane
                    Servicer responded and zone and wanted them waived. The servicer advised they would need to submit the dispute/XX/20/XX/14/XX/06/2017
                    appears issue is       referenced the property was previously located in a FEMA disaster zone for a hurricane.
                    closed
3759132402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to set up a payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2723156188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Auth 3rd party called regarding step rate mod docs.  Wants copy of mod docs sent to her.  Also wants to know why statements are now showing Borrower 2 name on them when before they weren't.  Mailed copy of mod docs to Auth party, and opened request to remove name.  Sent copy of mod docs showing Borrower 2 still on loan and would need to refi in order to remove.  Also sent copy of quit claim deed and note.  Party hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1634614029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in states received rude call about borrowers address and borrower states will file a complaint against better business bureau and borrower hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5976585621 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  The borrower called in a payment and advised of principal payment that would be sent. The
                    from mortgagor         servicer proviced wiring instructions for the borrower to make the payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 05/XX/2019 referenced a credit dispute was received. The notes also stated the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1376374176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment for the  $47.00 escrow shortage. The borrower had called in the May payment on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5361067083 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5427162603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 10/XX/2018 to schedule a payment in the amount of
                                           $1,771.70. The last contact with the borrower was on 04/XX/2019. The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7654732221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contact, completed welcome called updated information and  provided online and website information. The borrower scheduled a payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2686682115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in regarding the letter they received about a returned payment, advised it was due to the first payment that was returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3788637044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called stating the did loan modification in September that was approved and stated
                                           received letter stating loan was in default. Associate stated they would receive that letter while they are under the trial.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.  Prior discharged occurred
                                           11/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6995691395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower discussed late fees incurred with the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8108829627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called advised the payment was mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1123077800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6307627591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to discuss the amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2515111204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower's wife whom stated can make payment tomorrow promise to pay $218.48
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2085014390 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 12/XX/2018.  The borrower called and set up payment in the amount of $706.58 for 1/XX/19,2/XX/19 and 3/XX/19.
                    - Executor/Heir exists Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of
                    to dispose of          death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9073791245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called for payment information. The agent advised of $930.04. Also noted the welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.  A motion for relief was filed 09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3494552797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to allow authorization for spouse on the account and confirmed their account will remain the same after being service transferred. The rep also confirmed different payment options available online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9635989726 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in to request tax information and was advised the information could be found in the website.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing fees on account and was advised to submit request in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7089109020 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Sucessor/XX/18/XX/1/XX/Heir exists to dispose of property; identified and documented.  The date
                    and documented         of death is 07/XX/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9575898686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact completed welcome call, updated borrower information. Scheduled payment for
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7034303367 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Borrower was contacted and spoke to the authorized third party (daughter) regarding the January
                    and documented         payment.  Daughter stated payment should already be set up. Agent reviewed the account and confirmed the payment was scheduled and apologized to the caller.  Borrower is deceased and Executor/XX/01/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6569481405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower stating servicer has not been reporting to the credit bureau properly. XXX says that account is close and XXX says it is open.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9645512018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  06/XX/2018 - Borrower called - received check from insurance company - advised borrower check needs to be sent to Property Loss Department - provided mailing address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4321973173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in for the total amount due needed to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7501542807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower about new servicer and where to send payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8898380936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment in the amount of $238.61. The borrower gave authorization for son-in-law.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9063704287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Co-Borrower called in to have password to website be reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2950447742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment, reason for default, children expenses.  Will consider refi, will speak with spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4751246416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called, states made February payment to Seterus will send bank statement.  Will make a payment on Friday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7819940979 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The third party called and requested verification of mortgage and a copy of original note.
                                           06/XX/2019 3rd party called, have been approved for tax exemption, update and verify tax lines.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8030465549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower promises to pay 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9995852195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2057465935 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  The customer called in to verify their modification status and terms including interest and first
                    and documented         payment due date. The customer also scheduled payments on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6990061127 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in to setup payments noting excessive obligations.  The borrower processed payments and was provided confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8247928130 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  12/XX/2018.  The borrower stated the reason for default as excessive obligations. The borrower discussed a
                    insurance              possible payment plan, and advised they would call back with their financial information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 6/XX/18 stating they needed to file an insurance claim; the details of the damages were not provided. The borrower was provided with the number for the insurance carrier.
                                           There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9445084967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower authorized a payment in the amount of $733.87. The borrower also questions regarding the modification and was advised of terms and payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9096056644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3403067673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer called for payment and the borrower stated the payment had been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2267341351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  04/XX/2017 inbound call, borrower inquiring about HAMP incentive letter received in mail, advised borrower solicitation sent several time in 2016
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1033150671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8943799185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer informed the borrower on 03/XX/2019 that payments via the Automated Clearing House
                                           (ACH) usually take 24 to 48 hours to post to the account. On 5/XX/19 the borrower called for escrow analysis,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3762473782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower contact, Verified borrower and updated information. Borrower inquiring about amount of interest paid on the 1098. Processed speed pay, issue has been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4973312010 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  Outbound call to the borrower for the October payment, but the borrower declined to make the indication covered by  payment over the phone. Will make payment of $983.13 on the 16th via online
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and is leaking.  The borrower noted a claim was filed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
8696543593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to borrower regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3541527357 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in requesting information about third party authorization for daughter. Was told since it did not have an end date, it was good until revoked. Would be better to send in authorization for life of loan so that daughter would have no issues going forward.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had thought account was current and servicer stated borrower had missed 07/XX/31/XX/14/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6028046994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in a promise to pay a payment by bill pay on Monday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8006004916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Comments show borrower called in asking 1098 questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2551737128 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third party called for general account information.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1373036270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower who scheduled their payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster due to hurricane XXX on 09/XX/2017.
2732247939 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and promised to pay $732.99 by 06/XX/2019 via Mail.  Scheduled: 06/XX/2019.
                                           Fee Charged: $0.00. Also advised we did have insurance line updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1455150372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to schedule a SpeedPay payment for loan account in the amount of $1270.30 effective 4/XX/2019. Agent advised the borrower of their payment confirmation number.  The servicer went over welcome call information and advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7628833358 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   12/XX/2018.  The borrower stated the payment was scheduled on 12/XX/13/XX/28/XX/12/2017 due to Hurricane XXX.
                    Servicer responded and No damage was reported.
                    appears issue is
                    closed
2564865724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower spoke to the servicer and stated they will make payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6087544233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party called to get information on proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8345042641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about the February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6877277923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for the new loan number due to service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1478958192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to add third party authorization for family member.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                           10/XX/2016 Commentary states Bankruptcy was closed, discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2163796423 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  The borrower verified their information and inquired about fees.  They also requested the 1098
                    and documented         amount from 2015 and 2016.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3255814555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to cancel payment on the 10th and reschedule for the 24th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2756784827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  borrower wants to setup payment for september. borrower made payment $2,035.66
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9041726946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7787517670 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower calling regarding letter they received indicating they needed to provide proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8054954489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower was contacted to collect a payment and advised was in a meeting and unable to talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3153684312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower scheduled payment by phone and was advised of loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3269532340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to advised they have received the final documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1315962597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in to make a payment and was in a rush. Didn't have time to go over anythung.
                                           Fee:$14.00   Payment Amount: $683.78 Confirmation Number: XXXX,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7706685655 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower made a payment in the amount of $707.07.  Servicer advised the borrower of fees still indication covered by  owing on account. On 5/XX/19 the borrower called in to promise a payment  of $713.04 by 5/XX/19.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    [1] Written Dispute -  days and no further communication from mortgagor.  Comments on 02/XX/2019 referenced responses were made to a
                    Servicer responded     credit dispute. There was no further mention of a dispute.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 09/XX/2017 the borrower called advising of flood damages to the floors in the home due to Hurricane XXX. The borrower stated on 12/XX/2017 they were still making repairs. There was no evidence a claim was filed or the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1142184448 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2998366852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  05/XX/2017 Borrower called in due to receiving a refund check from old insurance department.
                                           Agent advised borrower to send check in to have it applied to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2314574210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower promise to pay a payment online on 12/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3200262809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower stated they could not make February payment due to their inability to rent property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7190518104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding the flood renewal letter she received, the servicer advised they would be renewing the flood insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9251729359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); borrower reported some missing roof shingles and intent to self repair.
1758542343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called reporting damage referred to insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9781132154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 02/XX/2019 to schedule a payment in the amount of $564.37.
                                           On 4/XX/19 the borrower called to add her husband as the successor t the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8071736823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4959774840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Lender advised the borrower of the amount needed to bring the account current. Borrower advised they would like to split the last payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to Hurricane XXX noted on 11/XX/2018.
5735880527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The  borrower called  to see where to send check for endorsement and  transfer to  loss draft .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7316784659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower in regards to general account information. Incorrect mortgage clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9060914082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6423002033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The representative called the borrower to collect payment. The borrower states will be in grace period next month and declined to make August and September payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4583612914 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called and made a payment.  Borrower is deceased and Executor/XX/27/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.
6509959099 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called to see if able to change the due date.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the bankruptcy status and the account was updated to reflect the discharge on 01/XX/2019.  The research request was noted as resolved on
                                           05/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.  Chapter 13 case #XX-XXXXX was dismissed on 12/XX/2013,  another case dismissed on
                                           11/XX/2012. Notice of payment changed filed with the effective date of 02/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9212568793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  ON 12/XX/2016 Borrower called in reference to HAMP incentive if it was applied to the account.
                                           Borrower was advised the incentive was applied to the account in November 2015. Borrower was also advised of
                                           Refinancing the loan and other payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6482013198 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  Borrower called in to inquire about escrows on account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was concerned regarding credit report and was advised to send dispute in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Missouri Severe
                                           Storms, Tornadoes, Straight-line Winds, and Flooding (DR-4317) declared on June 2, 2017. No property damage reported.
9537688738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer scheduled payment for 03/XX/19 and 04/XX/19. On 6/XX/19 the borrower promised to pay
                                           $1.00 scheduled for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.
4275447833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to say the monthly payment had been set up online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1960846338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Borrower called, reviewed double payment; Borrower disconnected ach so draft will not pull in April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8554302777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called advised of follow up on payment applied to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX). An insurance claim was filed and closed on 11/XX/17.
2719759976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer called the borrower and the borrower will make a payment tomorrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5352161156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower to confirm Mr XXX welcome package sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damages were noted.
6948619560 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to inquire about total payment due and stated they would make the payment on line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 8/XX/17 (DR-XXX).  An insurance claim was filed and closed on 4/XX/18.
5443404623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called for information on ach and setting up payments processed payment provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9712065842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6105714835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire about a $25.00 fee and was told it was a non-sufficient funds fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1132221762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2675625143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to request escrow analysis.  He stated he received and bill for 900.00 from previous company.  Agent advised they ran an analysis in October 2018 and there was a shortage of 561.55, which was divided into 12 months.  Borrower advised it was incorrect, and requested a supervisor.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7896406122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer call inbound but no information given.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2007.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2007 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1693069919 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower completed the welcome call process on 05/XX/2019 and discussed general information
                    from mortgagor         about the loan.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute resolved on 04/XX/2019. Tradeline was reinserted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6158633286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to schedule payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2575187731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about SPOC letter; advised demand letter for 6/XX/19 total due $7006.05.  Set up reinstatement, scheduled payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5917263317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in regards to their payment and was advised payment processed last night.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3742641518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Customer changed insurance companies and questioned how to have check received from previous company applied to escrow.The servicer responded and stated will have to monitor other methods of payment to make sure it is applied correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6948745682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 3/XX/19 to inquire about the servicing transfer and boarding date.  The
                                           Welcome Call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/17. No damages were noted.
6570318268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Call and spoke with the borrower, advised we received his payment today and wanted to know if he wanted us to set up his October payment, the borrower advised no.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5330933954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Spoke with borrower, borrower stated he made payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5665812083 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called with questions regarding the 1098 and the escrow account, asking if escrows were paid for the year, agent advised yes, escrows were paid. Agent advised borrower of payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1630218425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in for refinance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4094442433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to inform he mailed the payment yesterday late becuase he had eye surgery. Also made promise to pay IAO $1414.58 on 6/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6677654435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called in as the payment that they had mailed in hadn't cleared their bank account yet.  Borrower decided to make a free payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1278335035 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019, borrower called in  to confirm Junes payment was received last week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6768202081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 5/XX/16.
3294137039 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018 Authorized third party called to inquire unpaid principal balance. Third party was advised of the balance amount. Third party stated will send bill pay. Third party asked for spouse name to removed from loan. Third party was advised to Refinance the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3654111964 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized third party called in about their insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7981032394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to make a payment, informed gets paid at the end of the month so payment will be made by end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3161309917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower called and stated that he sent a payment in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8514327644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to inquire about a payment increase. The borrower was advised that an escrow payment was received but needed an additional amount in order to have his payments remain the same.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5340489232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower wanted to know how much to pay extra to pay off the loan in 16 years.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9812074827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to reschedule the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5705612292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called, welcome call completed.  Borrower asked why keep calling over and over.  Hung
                                           up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 12/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX).  A claim was filed for roof and windows and closed as of 02/XX/2019.
4158142227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 12/XX/2017,  the borrower called to schedule a payment over the phone. The borrower requested removal of the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6954251203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled payment for February and March payments plus late fees by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3303720142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to pay $825.99 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8513939205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2213939621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to advise the servicer the payment will not be made until the following week.  The borrower will make the payment in the amount of $1265.65 via the internet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8353418072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last contact with the borrower demographics verified and borrower stated prefer spanish speaking agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4043356302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower called on 01/XX/2018 to initiate a claim for damages caused by the hurricane on 09/XX/2017. The claim was classified as non-monitored. A check for $2,802.92 was received on 01/XX/2018. The notes on 01/XX/2018 stated all funds were released and the claim was closed. Additional funds in the amount of $8,608.69 were received on 03/XX/2018. The funds were released and the claim was re-closed on 03/XX/2018.
7310624951 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound: The borrower was advised of account transfer and was status confirmed. Payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9781515864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The servicer called for a payment and advised the borrower of the total amount due.  The borrower was at work and could complete the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6199407816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in because they are unable to obtain access to the loan online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6225033082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower inquiry ion regards to a refund letter received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5498456870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower confirmed discharged BK and setup online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6117169631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6531773732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Authorized third party called in to advise of mailing final modification documents and was reminded to make a payment before the end of grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3251237790 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower stated the March payment had been made and cleared the account. The servicer advised indication covered by  the borrower to send in proof as the loan is showing unpaid. The borrower requested the release of insurance
                    insurance              claim funds and was advised that a final inspection was needed. The last contact with the borrower was on
                                           04/XX/2019. The borrower called in to make a payment.
                    [2]                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Damaged/Occupied/FEMA  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Zone - Active          FORECLOSURE: No evidence of current foreclosure activity.
                    insurance claim but    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    unclear who holds      LITIGATION: There is no evidence of litigation on the file.
                    funds or covered by    TITLE ISSUES: There is no evidence of title issues.
                    bid                    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 03/XX/2016 a claim was initiated for water damages caused on 02/XX/2016. A check for $10,059.95 was received per comments dated 03/XX/2016. On 09/XX/2017 the borrower advised of damages caused by the FEMA disaster. The borrower stated the garage was damaged as well as there was a hole in the family room. There was no evidence a claim was filed for the additional damages. The borrower advised the contractor's estimate was more than the amount of the claim. The notes on 02/XX/2019 referenced the contractor's contract totaled $11,469. After the service transfer, the claim for water damages was classified as enhanced endorse and release per comments dated
                                           03/XX/2019. A draw request was made on 03/XX/2019 to release all funds. The borrower was advised a final inspection was still needed to close the claim. There was no evidence of the funds being released.  The damage repair amount is estimated at $11,469.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
4216436239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  outbound call to borrower to collect past due payment, 3rd party advise wrong number. Loan servicer verified number and removed number
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9842361159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to confirm payment setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Bankruptcy was noted in the file but no information regarding the bankruptcy was found in the file.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7405674780 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  The borrower called to make a payment.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 11/XX/2018 to initiate a claim for roof damages caused by hail on 05/XX/2015. The claim was classified as partial monitored. A check for $22,301.81 was received on 01/XX/2019. All funds were released on 02/XX/2019. The comments stated an inspection showing 90% of repairs completed was needed to close the claim.  The damage repair amount is estimated at $22,301.81.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
4633909646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Comments from 10/XX/17 indicate borrower called to request billing statement and removal of attorney from file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9803891069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called stated online account on website stated charges owed. Borrower was advised charges are fees from previous Servicer. Borrower was also advised have life of loan to pay the fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6769724079 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The authorized third party and confirmed their escrow payment after an analysis was performed.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5599128002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to promise a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2662996720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called with questions about her payment.  Servicer advised borrower that she has until the end of business on the 16th to make payment without a late fee
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7456008086 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower confirmed mailing address and scheduled next 3 payments on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2302524420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The authorized third party confirmed the receipt of the authorization and the request for the verification of mortgage.  The servicer noted the past twelve months of payments were on time and provided the unpaid principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.
                                           An insurance claim for unspecified damage was filed on 06/XX/2018.  Settlement funds in the amount of $10,000 were endorse and released on 07/XX/2018 and the claim was closed on 07/XX/2018.
6631135511 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4204911923 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018, the borrower called with questions about the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9960087480 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment and to discuss the billing cycle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7090302517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to find out if the escrow surplus check back into the escrow account. Advised will stop payment and deposit funds back into escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6209016083 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to check on the December payment they mailed on 12/XX/2017.  Associate advised payment is pending and will process by 12/XX/2018. Comment dated 02/XX/2018 borrower called due to having issues with the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6545142233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding escrow notice received. Reviewed and payment scheduled for 7/XX/5/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8494595967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in to advise he was told would get a refund from his escrow analysis in the amount of $531.89 and instead received $982.95 and wanted to makse sure that us correct. Advised the borrower that the refund is correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2872036086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9322906111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comment show borrower called to make payment over the phone and wanted to know why payment increased. On 5/XX/19 the borrower states there was a double payment. contacted bank and  was advised that the payment will not be honored by the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9193941384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in because was locked out of website. Borrower also advised agent that partner would be making payment as business arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2494164776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower inquired about amount that was on NOI and wanted to make a payment online.  The borrower was advised they are in forbearance and is protected from foreclosure and stated they were not interested in a loan mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7894113056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower contacted the servicer on 12/XX/2017 to schedule a payment in the amount of
                                           $2,448.78.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
5868785725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to inform that final modification documents were sent back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6538339760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to check on the account status & escrows. A payment was scheduled and the welcome call was complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7985479286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2925735956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Last spoke to borrower when they called inbound to verify payment was received. Prior contact in
                                           June and July 2018  and late fee due to misapplied funds was removed. . Borrower is cooperative and ongoing inbound calls. Dispute was mentioned as being on 5/XX/2015 but was not resolved until submitted as written dispute and then was resolved and credit given to borrower 6/XX/2018 First contact with borrower was when they called inbound on 10/XX/2017 for assistance with website Loan was  discharged BK 7 and does not appear to be reaffirmed to date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3221016320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in about the interest rate and wanted to know if he could get help changing it.
                                           Lender advised of refinance option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5859148144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5882009970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2128052623 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called to make their payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The customer stated that the on 09/XX/2016 the property was damaged by the FEMA disaster for flooding but did not file an insurance claim. There was no evidence any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 06/XX/2016.
8063874528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized third party contacted the servicer on 03/XX/2019 to schedule a payment in the amount of $865.46. The caller also inquired about refinance options and having the loan placed in third party's name. On 6/XX/19 the borrower promised to pay $448.11 by 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8676767192 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called in to make a payment account was blocked unblocked account and transferred call to refinance department as borrower requested.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 01/XX/2018 stating two payments were withdrawn from their account causing their account to be assessed fees. The borrower requested to have the fees satisfied, as well as a letter was received from the borrower on 01/XX/2018 requesting to have the duplicate payment refunded. The comments on
                                           01/XX/2018 stated a response was issued advising their request to be reimbursed for the overdraft fees were denied due to lack of documentation. However, the duplicate payment was refunded on 01/XX/2018. Later comments on 02/XX/2018 and 03/XX/2018 indicated the overdraft and payment reversal fees were refunded.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported. An insurance claim was filed prior to the review period. Later comments on 10/XX/2017 stated the claim was closed due to all funds were released and an inspection showing repairs completed was in file.
8889722503 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2016.  Authorized third party, executor, called in for payment inquiry.  The servicer the total amount
                    and documented         due is $1401.02.  The third party tried to go on-line and make a payment and the system showed the borrower owing $4,000.00.  The servicer advised the borrower owes $2366.16 to bring the account contractually current.
                                           The executor set-up a payment for $1200.00.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3438524709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to request information on a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3976211514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to reset password
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5359950446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was advised of payment information and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9094574553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  02/XX/2018 Borrower called in to ask about their 1098 form. Agent advised it was mailed out but can be printed from the website. Borrower also stated payment will be mailed out and will received by the 16th of this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1018147707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for account information from the new servicer. The last contact with the borrower was on 06/XX/2019. The borrower called in to make a payment to his escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6025481989 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower calls and schedules payment 4/XX/19.  Borrower is deceased and Executor/XX/18/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7206081535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The Borrower called in to schedule the November and December payment in the amount of  $759.15 to be drafted on 11/XX/18 and 12/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7788542417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Contacted borrower and completed the welcome call than went over options to avoid foreclosure advised borrower of there right of a follow up meeting within 14 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7299730480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound call regarding loan transfer and to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8171691527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018 - talked to borrower - borrower made payment in the amount of $687.17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2596091991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in asking about late fees being applied to the loan incorrectly. Should be the escrow balance. Borrower stated their phone was about to die but will call back the next day to talk to someone about a repayment plan to get the account back on track.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is evidence of reaffirmation.  Per commentary on 9/XX/2015, debt was reaffirmed at the time the bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6042728722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called about questions on payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1971250399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5852213045 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3092753720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to request a password reset in order to make a payment via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6377352221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower called in reference to statement. The borrower had a question about statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9273815426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 02/XX/2018 Borrower called to request password reset for online account. Borrower was provided with the information to reset password. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8469143213 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower scheduled a payment by phone for $398.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2468768768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9058116564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called requested do not solicit form. The billing statement was discussed with the Borrower. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1369298931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower they called to get the 1098 mailed to them. Then discussed the late fees and the borrower stated they have the life of thee loan and can chip away at them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2749262164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 the borrower called in to complete payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9939940908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower stated they would be sending in two payments and was advised of payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7214355207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower spoke to the servicer about the account and why it was being transferred (sale of company).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3432977555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.  The servicer assessed the borrower's finances and went over options with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1494233252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called and wanted to know if there was disability insurance on the mortgage.  Agent advised General National should be able to advise her of that.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4240422349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The servicer discussed payment information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4445368905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 04/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4143604864 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  The borrower called and scheduled a payment in the amount of  $2358.42 but was concerned about
                    and documented         the late fee charged. I advised the borrower a late fee has already been waived on the account.  Borrower is deceased and Executor/XX/13/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7983140423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to find out if a payment is rejected would it be put through again.  Informed would try one more time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7899150857 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in for loan transfer information and scheduled payment to be processed on 4-8-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
6838358976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 05/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding letter reflecting a late charge.  Borrower was advised that payments posted after the 16th are assessed late fees. On 4/XX/19 The borrower called for payment info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1604738977 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower verified their information and was advised of a foreclosure sale date of 10/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8469998917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  An authorized third party called to get a verification of mortgage to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           Filed date, case number, and discharge/dismissal date are unknown.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2855341297 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  The borrower called in to ask if we removed 120 late from 03/XX/2016.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  8/XX/18-Borrower states back in March there was a negative credit on account, thought was set up on auto pay, and didn't know funds weren't being made which caused account to be behind.  Borrower requesting to have  the credit reduce or erase
                                           3/XX/19-Credit bureau dispute
                                           3/XX/19-Credit dispute resolved service transfer
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2286238943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1869138416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/2018  Borrower called in the get information concerning payment. Borrower understands expectation of repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4153934406 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      11/XX/2017.  The borrower called for the insurance documents and already set up on auto payments. Also noted a indication covered by  leak in the roof and a crack by the garage. The property was not damages in the disaster. No claim was filed.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 11/XX/2017 after the FEMA disaster stating their was water leaking into the home from a crack on the floor by their garage. There was no sign a claim was filed or any repairs were completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 11/XX/2017.
7387205938 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  Borrower was just returning a phone call from servicing company and was advised it was due to a
                    from mortgagor         mailing address issue.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting updated to XXX and XXX through e-oscar same day dispute received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8174183806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised the servicer will resend an email to  They also authorized their spouse for the life of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4964978081 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called in for autopay information and to make a payment on the account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed account reporting to credit report.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7524727504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2088136410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower made a payment promise for 12/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4124227338 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    04/XX/2018.  The borrower called on 04/XX/2018 to discuss a possible refinance.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 04/XX/2018 to initiate a claim for flood damages caused on 03/XX/2018. The cost to repair was estimated at $3,800.25. There was no evidence of the borrower sending in the claim check or adjuster's report.
                                           There was no mention of any completed repairs.  The damage repair amount is estimated at $3,800.25.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7618275867 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Last contact with the borrower they promise to pay by 05/XX/2019.  Borrower is deceased and
                    and documented         Executor/XX/08/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6617154005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to discuss ACH form.  The servicer advised the borrower they need to fill out the form and send it back with a voided check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3369936159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called scheduled a payment on 6/XX/2019 also borrower stated reason for default was a death in the family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1924407285 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9003596559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to see what was needed for name change and was advised to send proof of name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1238040210 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  The borrower called to dispute a returned payment from May 2018. The agent advised the borrower of the dispute process.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a returned payment that was supposed to go toward the next month.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6933666635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Authorized third party called regarding final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1886383156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9686688697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to verify receipt of the correspondence to remove the attorney representation.
                                           Advised yes and mailing address updated to the property address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 02/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5435567540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and made a payment of $534.40.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7643328058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7087057851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The servicer spoke with the authorized party and confirmed the final modification documents were received and will be returned by the 1st and the payment will be made by the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6544856050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in for website assistance and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7999854281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2952518071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to verify insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1638232423 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called to authorize roofing contractor, in order to verify draw status.  Verified
                    and documented         inspection status of 100% but that needed license.  Borrower is deceased and
                                           Executor/XX/19/XX/19/XX/13/XX/10/XX/10/2019.
7479784747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called regarding the interest rate increase the servicer advised the loan is on a step rate modification the borrower requested a copy of the modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5556466125 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding the tax /XX/02/2019 in the amount of $1399.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1680054003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6061878894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower stated that the statement is showing a different amount then the bill. The representative advised the borrower that the bill was sent out before the payment was made and also advised that as of right now the loan is due for November and received October payment last month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 5/XX/16. No damages were reported.
2514455257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5182663218 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Welcome call completed. Borrower states reason for default was due to servicing problems. He did
                    and documented         not know that he was being transferred and was in the hospital.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3198798970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3458205446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted and stated that they forgot to mail the payment in. The customer also confirmed business has been slow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1290002556 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The servicer made an outbound call.  The borrower had no questions or concerns.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  03/XX/2019 Commentary states payment amount dispute. Issue resolved. The representative submitted a correction request for the principal payment so the rest of the payment can be processed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2551734112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower spoke to the servicer and made a payment.  They stated they had been ill for 12 weeks and are the only ones who live in the home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2220088096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in on 1/XX/2019 regarding their payment increase.  The borrower stated their business had been slow and they were having trouble making the increased payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5292536272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8370920211 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called in reference to Insurance payment. Borrower was transferred to the
                                           Insurance department. Borrower was advised the policy was updated and the payment was issued on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4737558122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower will be mailing the payment on 05/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3887188605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6288402030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/2018 - talked to borrower - promises to pay on 01/XX/2017 - RFD - excessive obligations
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5227466007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5907129390 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Senior Liens           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called following a previous call where a payment could not be located. Advised the payment has now been located and needed to access to online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  The commentary dated 12/XX/2018 reflects a
                                           UCC lien on title.  The lien as super priority over the deed of trust and will survive the foreclosure sale.
                                           If the property reverts back to the servicer after the sale, the UCC-1 lien will need to be paid.  If a third party purchases the property, it would be a non-issue.  The secured party refuses to provide a payoff and the matter will need to be addressed in REO.  The foreclosure was closed out due to reinstatement and the issue is not resolved.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2384406671 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in for their 2018 year end statement information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4280952058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called about billing statement showing payment past due advise the borrower payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2625675173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called and requested her escrow acct be closed. Request was granted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7738276840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower made a payment on line and through bill pay, requested that 1 payment be returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7239294876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding payment information, prior servicer ach provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5928573035 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third party called and made payment on account.  Borrower is deceased and
                    and documented         Executor/XX/13/XX/24/XX/30/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    within 60 days and no  LITIGATION: There is no evidence of litigation on the file.
                    further communication  TITLE ISSUES: There is no evidence of title issues.
                    from mortgagor         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4813908317 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in due to being locked out of the website and requested that her password be reset. she was advised of the trial modification and the terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3710099967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4527337350 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  On 06/XX/2019 the customer called to verify that the payment they made in May has posted to their
                    from mortgagor         account.  The servicer confirmed it posted on May 31st.  The customer made a promise to pay $786.30 by 6/XX/19
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
8266242223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments from 1/XX/19 indicate borrower was out of work for 6 weeks due to illness. People that owed borrower money, paid him back and borrower was able to make the payment. Servicer informed borrower of potential workout options if needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2128820946 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3864024261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Comments from 1/XX/18 indicate borrower called to see why no billing statements have been sent.
                                           Servicer directed borrower to attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4474120212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower advised registered on website over the weekend and wanted to know if it was late.  Agent stated there is no late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3895244278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show contact with borrower regarding loan status and payments. Comments show borrower was on a repay plan and wanted to schedule next three payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Water damage was noted with a date of loss of 04/XX/2017. Claim was filed by borrower with an approximate claim amount of $23,132.02. 100% inspection was received on 07/XX/2017. Claim was closed and funds were disbursed.
9011048752 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower scheduled payments for 05/XX/2019 and 05/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower. Credit dispute resolved as noted on
                                           06/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9351763187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to schedule a payment in the amount of $847.77.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6037100475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call advise total amount due $3125.61, borrower inquiring about website need to reset password.  borrower scheduled payment $3125.61
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8466078429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5717415542 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  Borrower called regarding providing proof of insurance coverage.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6050718870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called with payment question. Advised borrower of payment methods.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4310164653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019, the borrower called to schedule a payment. The servicer advised borrower that they were unable to schedule payment due loan set to be transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8747823140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and stated the reason for default is the illness of the primary borrower. The borrower called to discuss possible Repayment Plan but is not interested in a repayment plan.  The borrower stated that they receive funds on the first of the month and will send a money order for January.  The borrower declined to discuss financials and was advised collection calls and notices will will continue until the loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9477928640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower stated the reason for default was an illness of a family member.  They made a payment of $2,933.35.t.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2066098616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8430579701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to make payment advised cards are accepted due to third party system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8719261742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about ACH status and was advised ACH info was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3994669739 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2018.  Borrower's attorney was advised dispute resolution documents had been sent on 08/XX/18 and had
                    from mortgagor         not reached her yet.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower's attorney stated borrower is current and servicer has borrower 2 months past due.  Dispute resolution documents were sent to borrower on 08/XX/18.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7133263767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Authorized third party; spouse called in regards to letter they received referencing payments due for February and March. Associate informed borrower to disregard letter as both payments have been received and spouse declined to scheduled future dated payments. Comment dated 09/XX/2016 borrower called for status of the modification. Associate reviewed the loan to provide spouse the date final documents went out and while under review spouse stated they just received documents from FedEx.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8578834435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to advised will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6830919315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower advised at work and could not talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
5178704889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party Denie with XXX called in regarding insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5689175802 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer reset the borrower's password online. The borrower made a promise to make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6340799938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment in the amount of $398.30 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7211211304 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  Borr called wanted to know if lawyer had sent in required docs.  Was advised that no
                    and documented         documentation had been received.  Borrower is deceased and Executor/XX/16/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1307007006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to customer verified demographics borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5970748766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called will be sending in extra to go toward escrow to pay down escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5326799404 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower stated the reason the payment was late was due to being out of town and received paycheck late. Borrower will make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4190569942 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  The customer reported having issues with their banking and requested a check stop. The customer made a payment for $2491.31.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  the customer called regarding a pending transaction for 11/XX/18 and confirmed another payment had processed. The rep confirmed there was an issue from the debited name showing incorrectly and not being a valid bank account.The customer was advised there would be a NSF fee from the returned payment and negative credit reporting would appear on credit. The rep sent request for dispute and confirmed that it would take 30 days for a reply.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9778386962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4186547143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  (3/XX/19)Borrower called in to schedule multiple payments in the amount of $1821.54 by 04/XX/2019 and 05/XX/2019. He also requested his 1098 form.

                                           On 4/XX/19 the borrower called to make a payment of $1821.54
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1321492401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Payment scheduled for up coming month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4143020257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower made payment by phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1883652919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1106768287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment promise and demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6748207457 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  The borrower called in to advise that the third borrower on the account had passed away. Borrower
                    and documented         was advised to send the death cert in with the final modification documents.  Borrower is deceased and
                                           Executor/XX/25/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1718065462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated will make payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9785646968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2656257532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to promise a payment of $530.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1748844267 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Talked to a third party on 05/XX/2019 regarding a refund.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2868544803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3484101249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in and made a payment in the amount of $534.31. The customer also promised to pay $534.31 by 05/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7819551234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower contact was established on 6/XX/2017, at which time the final modification was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4391676002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borr called regarding the Nov payment.  stated an extra $100 was paid and was wondering where it was applied. Was advised an extra 89.87 was applied to principal. Borrower requested the extra be reversed off and applied in the current year and was told that could not be done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7592939173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1445144181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in a promise to pay $1,424.99 by 7/XX/2019 via web.   Borrower requested
                                           escrow shortage to be spread over 12 months.   Borrower inquired about extra payments being sent to principal
                                           and escrow.   Discussed escrow shortage and impacts.  Discussed refinance and transferred to sales.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6001199610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments from 12/XX/18 indicate borrower scheduled payment for 12/XX/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7621412584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Unauthor 3rd party called to make a payment iao $2256.46

                                           An unauthorized 3rd party called and was able to verify borrower information.  The caller scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7145571457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower stated will go online and make payment for April and May. The borrower advised spouse has been ill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2823259516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in stating she will be making a payment outside of grace period because she has a bill with the IRS that she needs to pay but will be able to pay on 10/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8500329781 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Promised to pay.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    and documented         identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8221194118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower states that she can make a payment in the amount of $1200  today and $1200 in 2 weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1400687313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower said it was not a good time to talk and call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3214809464 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5086042546 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in to inquire about their flood insurance disbursement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9070241800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7225856258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and scheduled payment for 03/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2600994068 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  12/XX/2016 called to ask why he received a bill for $1718.00, advised we sent the bill before we received his payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2718543461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to over payment options, the servicer walked through setting up online account, the borrower promised to make the payment by 03/XX/2019 in the amount of $820.35.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2119360073 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower spoke to the servicer about escrow information and shortage.  The servicer explained
                    [1] Written Dispute -  that escrow shortage rolls over every year.  The borrower wanted a payoff sent to their home.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the within 60 days and no  reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days further communication  and no further communication from mortgagor.  The borrower disputed funds of $1000 went to escrow instead of
                    from mortgagor         payment.  The borrower requested the funds be reversed and reapplied.  A response was sent to the borrower on
                                           01/XX/2017 stating additional funds are needed to reverse the funds from the escrow account to satisfy the installment.  The borrower continued the dispute on 06/XX/2017 and was advised additional funds were received to close out the installment.  The servicer advised the borrower did not send in proof payment so the shortage reported negatively.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6856314313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2594932632 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Damaged Exterior - 05/XX/2019.  Borrower called to discuss claim and endorsement of loss draft check.
                    Active insurance claim EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    but unclear who holds  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 06/XX/2017.  The servicer confirmed on 05/XX/2019 a claim was filed. The adjuster's worksheet was received on 05/XX/2019.  The details of the damage and status of repairs were not provided  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2131586536 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2387269266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get escrow information.
                                           05/XX/2019 - borrower called - advised reason for increase in payment due to escrow - promises to pay $2094.73 by 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5258524249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in regarding the escrow shortage, borrower not happy with the shortage. Call transferred to Escrow specialist. Agent advised borrower  will need to wait until amounts are verified. Agent advised borrower of previous shortage and called XXX to verify project tax amount and could not provide #
                                           until 7/XX/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4249259535 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment in the amount of $880.17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1239641771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called in and stated a payment was made that day but wanted to change the scheduled date to 05/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4625994546 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  Borrower called in to make a payment of $4,285.02.  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8352364906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2193768964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to inquire about a home equity loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES:
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2122714433 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower stated sent back a IRS tax identification form about a month ago.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3303313343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to get the late fee removed and confirm the ACH is set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7302908449 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  The borrower called to make promise to pay and confirm insurance details received.  Borrower is
                    - Executor/Heir exists deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    to dispose of          unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2763161210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower call to schedule payment $3386.85

                                           The borrower wanted to know why his taxes went up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2610354522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called regarding insurance premium needing to be paid
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1090868160 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower contacted the servicer on 01/XX/2019 to schedule a payment on 01/XX/2019 in the amount of $2,490.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2432691639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to process a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7782473043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower advised that the paperwork required to set up ACH payments has not been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8045706808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2091 Called borr regarding payment. borr made one payment iao $1587.85 and scheduled one more iao $1587.85

                                           Borrower called and asked if there is a fee for using IVR advised it is $10.00 customer asked to sign up for auto draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7744226760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Last noted contact with borrower was on 8/XX/2018 collection call and excessive obligations were causing problems for borrower and wanted to make 2 payments to get caught up. Loan was 10 days delinquent at that time but is performing. Borrower was working with a paralegal to assist in a modification agreement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2728305705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to confirm payment and claim check were received.  Agent reviewed account and advised did not find record of insurance check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4414924524 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a missing payment that was sent in via money order.  The borrower was advised to reach out to Western Union to help with tracking.  The borrower noted the payment is still missing and Western Union is still tracking the payment .  The servicer advised there is an open payment research task and to call back with any updated lost payment information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 05/XX/2017.  The claim was closed on 07/XX/2018 with all funds released and a 100% inspection.
9195080050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7412334672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and made a payment in the amount of $972.80.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1567522369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  (3/XX/19)Borrower is aware of servicer transfer; made promise to pay $1391.62 by 4/XX/19

                                           On 4/XX/19 The borrower promised to pay $1391.61 by 5/XX/19 via web. Also informed that the borrower where to find the 1098 statement online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4744112503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower and advised borrower payment received on 03/XX/2019 was post to the February payment. Borrower called on 08/XX/2018 to take advantage of a special offer to reduce their late charges and borrower scheduled payment. Comment dated 03/XX/2018 borrower called in regards to their billing statment and does not agree with the amount. Associate explained to borrower how to read the statement and asked about the RFD advising of a possible repayment plan. Borrower called wanting to know the terms of their modification stating they will get an attorney as they feel they were taken advantage of and does not undertand the terms. Associate informed borrower the terms were on the documents when they were signed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5433529504 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inform the lender she did not receive the 1098 papers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9316945842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  02/XX/2018 Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5799357699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6661454040 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to schedule payment and received notice of the service transfer and stated they will check in March if they want to set up auto pay. Borrower called to request a current status letter.
                                           Comment dated 09/XX/2018 borrower called for status of the modification as they have not received the final documents. Associate advised they should receive by mid October and borrower changed the mailing address as they are taking care of the mother in order to receive the final documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1745711398 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower advised that a payment in the amount of $511.27 for lender paid expenses was made
                    from mortgagor         online.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  An electronic dispute was received from a credit reporting agency; servicer updated information reported and issue was corrected.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3810158162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to discuss escrow shortage- requested it be spread over 36 months.
                                           On 11/XX/2018 borrower called to move payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5205914590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower declined phone pay due to the fee and promised to make payment via bill pay. The borrower called in n 06/XX/2019 to pay 590.21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7807311593 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   09/XX/2018.  Borrower called to find out why his payment was late in getting posted and agent responded that
                    Servicer responded and it had been mailed to the wrong zip code.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason
                    closed                 is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states made the October payment.  Agent reviewed and advised there has been a "rolling 30"
                                           day late on the account for several months.  Borrower says he will provide written evidence the original March payment was made on time.  They discussed the option of following the dispute versus going forward with the modification and borrower agreed to go forward with the modification and dropped the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3303753388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to advised make was process in the amount of $3000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9214699701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Agent called borrower regarding payment due.  Borrower was very upset about being called during grace period, and stated not to call during grace.  Agent noted account.  Borrower did not make a promise to pay or verify account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7359447389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9978011190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called in reference to check from the county regarding taxes that was supposed to be sent for escrows. Borrower was advised the Tax department notated the account on 02/XX/2019 stating check received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           03/XX/2016 Commentary states Bankruptcy discharged 12/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5592727146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3119997651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in due to receiving a letter regarding the loan transfer.  The agent states that the borrower can refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1672462351 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2015.  A prior chapter 13 was noted as discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1382199374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018 the borrower asked what assistance can be offered to the second mortgage for a short sale.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8901818951 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  On 05/XX/2019, 3rd party authorized called to schedule a payment over the phone.  Borrower is
                    and documented         deceased and Executor/XX/15/2019, there is evidence of a prior discharged Chapter 7 bankruptcy; no further information available.
5793903954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6667606488 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Commentary states borrower called in to make a payment on the account.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On 10/XX/2017 the borrower stated the property was damaged due to the XXX Wildfires. The borrower advised they filed a claim; however, no information was provided confirming a claim was filed. There was no reference to any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXX Wildfires noted on
                                           10/XX/2017.
1506465336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5500680913 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in saying their payment was returned for an unknown reason. When the rep confirmed the bank account number it was discover they had the old bank account information. Borrower provided the correct account information and stated they will pay the payment on the 20th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6099840681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/2018 inbound call borrower inquiring about reinstatement amount advise  7644.32 good through 10/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6751265397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower inquired about maturity date. On 05/XX/2019 the borrower called in about paying being made  for 1423.37
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1001721497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  A third party called to make a payment. Escalated call- due to no auth in file wouldn't be able to provide account info. #rd party understood and made monthly payment.
                                           ($1051.14 for 6/XX/19, $19 fee)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3482156407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in inquiring about the escrow shortage and why the payment does not stay the same. The borrower was advised and they stated they would send in payment for the shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4371796125 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Comments from 5/XX/18 indicate borrower will make payment tomorrow. Borrower declined to setup payment on call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7488853684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4008566117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to schedule a payment  Demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3210233023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party inquired on if insurance is included in the monthly payment and scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6977820023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to get payment amount and next payment due date.  borrower was advised of payment amount, escrow analysis for 1/2019 and shortage amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3889771612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments show borrower called needing help setting up online account. Servicer advised they already have an account setup with his social but borrower couldn't remember his email address. Borrower would try and setup account using wife's social instead. Servicer advised borrower missing payment, borrower advised wife handles bill and she could have forgot.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1411062466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower wanted to know if the make up payment returned because nothing has been withdrawn from bank account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7191187902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4855385482 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Authorized third party scheduled a payment for 08/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3805642095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 8/XX/18. No damage were reported.
3354381450 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment and asked if could change the due date.  The agent did not offer a possibility to do so.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9339390664 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called regarding account statement which reflected double amount (?). Representative stated bill is snapshot in time and advised to go to website for real time information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9704236800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to see if payment has been scheduled for February advised the borrower no payment on file processed payment and provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1039255179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower was transferred from National general for copies of inspection advised that I have never seen documents regarding inspection advised borrower to call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2771840299 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called and made a payment of $1,951.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9447761149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Comments show borrower contact regarding loan status and payments. Borrower advised would be making payment by the 16th. Servicer advised bad mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3323053436 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to discuss payment sent to previous servicer.  If check is not forwarded she was advised to cancel check and issue another.  Provided with proper mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2539513853 3        [3]                    LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The third party spouse called and scheduled a payment for $913.52 effective for today.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [2] Loan is in         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is
                    Bankruptcy             Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The plan was confirmed on 09/XX/2016 and was granted REM relief.  No proof of claim is warranted. The subject loan is not treated in the plan and is being paid direct outside of the plan per notes dated
                                           06/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and is leaking.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area per the comment on 10/XX/017 due to
                                           Hurricane XXX.
1772640481 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to about the HAMP step rate change letter. Research is needed for the modification terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7043190188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment and wanted late fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired and claim was closed on 02/XX/2019.
1806820236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments show contact with borrower regarding loan status and payments. Borrower advised they were not aware payment had not been made and would discuss with spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
1771377182 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower contacted the servicer on 01/XX/2019 to schedule multiple payments with $862.22 on
                                           01/XX/2019, $837.33 on 02/XX/2019, and $0837.33 on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3544244456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to inquire about combining both loans into one.
                                           The borrower also scheduled payments in the amount of $2,218.49 each, to be drafted on 06/XX/2019 and
                                           07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1708220730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8901211698 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to scheduled payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9441307010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a promise to pay.  The borrower requested the late fee be waived.
                                           The servicer submitted a request to have the late fee removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1369339284 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Payoff has been    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    requested within the   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5715517261 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called for general account information: payment breakdown.  Also wanted refinance information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Updated applicable fields to show loan status as current as of 5/XX/17.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9611071302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The last contact with the borrower was on 09/XX/2018. The borrower called in to inquire about late payments from 2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3793702638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $929.08 by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
6302581598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9594814734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower was contacted regarding payment and stated would pay online by the end of the week.
                                           The borrower stated is self employed and has to wait on the court system at times to get paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1951831102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Non authorized party called and was transferred to insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6338394904 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  Notes indicate a new bankruptcy was filed on 03XX2019-No other information available
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2417998569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5553396045 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    12/XX/2018.  Borrower called with authorized third party.  Servicer advised payment was returned to to
                    unclear who holds      insufficient funds. Borrower authorized new payment.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage that occurred on 09/XX/2017.  Damage was noted to the roof, shed, and water treatment system.  The borrower started some repairs.  Claim funds in the amount of $22028.98 were received on 11/XX/2017.  The borrower was approved for self repair and funds were released on 11/XX/2017.  The claim was closed on 03/XX/2018 due to aging and the claim is pending the final inspection.  The damage repair amount is estimated at $23,250.26.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8507105473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party made a payment in the amount of $1,210.98.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9546700413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed with borrower,  who called wanting to know if the insurance line had been updated and promised a payment of $1091.40 for 04/XX/2019 via the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage was reported from the disaster.
                                           A prior hazard claim was cited as being closed on 01/XX/2018.
5062229147 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower discussed a previous hazard claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9985275154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a promise to pay.  The borrower inquired about a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6836962857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to inquire about their escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2870774144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to check on payments and made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9766764764 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states there was a credit dispute. Applicable fields were updated to show the status of the loan and payment history updated through 09/2016
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8227387927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to report a claim from hail damage on 5/XX/19.  They were told to send check in to servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 05/XX/2019.  Claim funds in the amount of $7821.18 were endorse and released to the borrower on 06/XX/2019 due to the claim be classified as non-monitored.
1083630839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called about a refinance offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6746190743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in stating that the loan has been transferred. The representative educated the borrower on the home owners and property tax is being escrowed, educated on late fee expected $46.97, educated on refinance to have borrower removed, and also educated on the escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster zone for Hurricane XXX as notated on
                                           09/XX/2017.
5981700569 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          04/XX/2019.  Borrower called regarding insurance check. Servicer advised check mailed 04/XX/2019 indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed on 04/XX/2019 for fire damages caused on 03/XX/2019. The claim was classified as enhanced endorse and release. A check for $17,601.86 was received on 04/XX/2019. The funds were endorse and released on 04/XX/2019.
                                           There was no reference regarding the status of repairs.  The damage repair amount is estimated at $17,601.86.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6073313848 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  borrower called in regards to the account, looking to confirm 1098 information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2498092920 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to pay and inquired about fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2487490266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower inquiry in regards to reflected fee charged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3342165739 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to Equifax credit dispute, updated applicable fields to show loan status as of
                                           03/XX/2017 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4798216119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment for 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 9/XX/2017. There were no damages reported.
5770066584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to see what the process for cancellation PMI is.  Agent gave him a contact number and sent a copy of instructions for the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3604164545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Comments show borrower contact regarding loan status and payments. Servicer advised borrower total amount due and helped scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5303781291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2994421623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment iao $1630.21

                                           The borrower called in and made their payment for March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4836655505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to verify that the escrow shortage has been received since it has not been posted yet. Borrower also scheduled a payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7896272533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment for 6/XX/2019 for $911.55.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5809694061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9554261803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2473989055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower spoke to the servicer about a default letter they received.  The borrower was advised that even though they are on repayment plan they still get collection efforts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7438887271 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower 1 called informing that will be making payment online on 05/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6715062862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment in amount of $1530.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9349960174 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  The borrower called in and made a payment.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7112531554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd party called made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6677648518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower contacted the servicer on 08/XX/2018 to request assistance in resetting the password for online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6124097295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borr called asking how much an appraisal would cost  to see if PMI could be canceled. Was told
                                           $350 and that the account has to be current in order to request the PMI cancellation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5578225186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to see why he receiving calls from us and why account is due for
                                           1/XX/22/XX/11/XX/17/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6503946988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Notes indicate the borrower called about the modification and the final documents. The agent advised the final documents were mailed on 1/XX/2019 and the borrower advised of e-signing online. The documents were received on 1/XX/2019 approved and submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3548946488 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called advised approve for a 6 month forbearance plan with zero payment.  Explained how the plan worked, advised of the next payment change of $712.25.  Wanted to know how to get loan to 15 years, advised of self service option. Welcome call was completed on 04/XX/2019 and borrower wanted to know the balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9931308601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The authorized party called regarding no online access and no billing statements, advised that borrower 1 needs to call for revocation .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6020939613 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about billing statement and payment method options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2478250474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified the ir information and made a payment of $3,588.26
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8959349686 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     04/XX/2019.  The borrower called to see if the payment would be applied to the late fees and will it report to the credit bureau.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower called to dispute the late fees on the account prior to transfer.
                                           Borrower followed up on 03/XX/2019 to request a transaction history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7651243511 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary customer called in to change her email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7710275135 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The servicer called the borrower with a mini questions and answers session. Comment dated
                    and documented         06/XX/2019 associate made contact with borrower who stated they would need to call their daughter.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3252890148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5591285544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2009.  06/XX/2019 Borr called to make a payment iao $629.12 scheduled for 06/XX/2019

                                           Comments show borrower contact with borrower regarding loan boarding and servicer updated account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2098702580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower inquiry in regards to funds being deducted and not applied to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2681870871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in verify the ACH payment was effective since October didn't draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3493330671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 08/XX/2017 borrower called to say they are having issues with the hazard claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1293930481 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 outbound call advised borrower total amount due $2968.74 , borrower mixed up on when loan was transferred, borrower scheduled payments

                                           Comments from 3/XX/19 indicate servicer completed welcome call. Servicer informed borrower loan is due for
                                           March. Borrower made promise to pay 4/22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6214436624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Last contact with the borrower was when they called inbound due to NSF and payment and late fee received. Reason for earlier default was due to cutback at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8073993162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower informed payment will be made via bill pay and did not want secure payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3772277025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Authorized third party called in to make payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Severe Storms and
                                           Flooding (DR-XXX) declared on 02/XX/2019.
5108830798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to inquire about the benefits of the account being transferred the the new servicer. Borrower also inquired about possibly refinancing. The borrower also wanted to verify that no one else had authorization on the account/wanted to change the mailing address as well
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1177219811 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower needs to reset her account so she can make a payment online. Advised she will be making one payment for the month of December in the amount of $800.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3442300834 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized 3rd party called and made a payment for June.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6117985467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2255857189 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5559947161 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, borrower called in to check on her payment advise she made a payment iao
                                           $2634.27 on 2/XX/19, welcome call- addressed escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8665968187 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called in to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 06/XX/2018 regarding late payments for July through September of 2017.  Corrections were noted and the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1687121145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to set up their auto-pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1523632033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7248904014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower made a payment and inquired about taxes
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5885388311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5433714968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6533607795 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment of $484.20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3592024966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, the borrower called to verify account status. The borrower declined to schedule future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6302635633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower asked if a payment could be made online because the servicer's website is not reflecting a payment due; agent stated the date was 12/XX/2018 and payment is not due until 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9649843963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss payment amount, and agent review escrow shortage.  Borrower scheduled a payment for 5/XX/19 and 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4146334788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6128006999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd party called in to obtain current payment information. The service rep provided the payment change. 3rd party promised to pay $954.77 by 06/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8776931889 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  Borrower called to update profile information and process a payment in the amount of $1655.63.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was charged NSF fees and was advised fees can be disputed but not declined due to servicing agreement.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7900017567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9367562595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment to account and to go over financials with agent. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7104460304 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1747863258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8506820512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get their account number to schedule payment and associate completed the welcome call. Authorized third party called for the last 12 month payment history and requested a payoff.
                                           Comment dated 01/XX/2017 borrower requested a mortgage statement. Associate advised they do not generate statements and inquired what is it needed for and borrower stated for refinancing. On 10/XX/2016 borrower called with third party on the line requesting payment history from 2014 to present and borrower asked there was a payment outside the month within the year. On 08/XX/2016 borrower requested the re-amoritzation after application of the 6th year incentive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7937322233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8728698002 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss the unpaid principal balance and the corporate advances.  A payoff quote was requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6742324242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment. The representative verified ach, and the billing statement was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7788244179 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower informed the servicer on 03/XX/2019 that the payment will be made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9868874241 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower, advised total amount due $369.99 borrower was wanting to know if we could email the 1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6128356100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  An authorized third party called in to check the status of HHF. The part was advised they were working to get payments from HHF.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5489951476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property was located in FEMA disaster area of
                                           Hurricane XXX, no property damage was reported.
2205232542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9419444917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower made a phone payment for 6/XX/18 and scheduled another for 6/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4328821388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to see about doing a deferment. The service rep stated they do not offer deferments. Welcome call was completed updating borrowers contact information. Call was then transferred to the direct sales team.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8030487316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in for general account information. The last contact with the borrower was on
                                           06/XX/2019. The borrower called to make a payment and to state that he would be sending payments on the 10th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9735584246 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and inquired about the escrow account she received a refund for $76.85 advised we will research this.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4228327815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower asked why is the payment is going up. Advised of an escrow shortage due to increases in taxes and insurance. Borrower requested the shortage be spread over 60 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3683706438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party scheduled a payment in the amount of $1179.80 by 05/XX/2019. She also requested new loan number to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9030733811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 customer called in due to transfer letter, borrower wanted to confirm.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9820655529 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower asked about partial payment. Servicer said partial payments are not recommended but is possible through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2493077419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was contacted to make payment and advised payment would be received by 12/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2039509553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Comments show borrower called regarding insurance claim. Servicer advised to send check to be endorsed  to property loss draft department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  Comments show borrower was in bankruptcy which has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4680034860 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called regarding a past due notice she received , the  servicer advised the notice was sent before the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2731664054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show contact with borrower regarding loan status and payments. Borrower advised having issues making payment because they had to buy and new work truck and the holidays. Borrower advised they would call back to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6529631954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called welcome call completed borrower also wanted to know fees on the account are advised they do not have to be paid right away.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9020713738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to inquire if the auto payment had posted, the borrower was concerned as the payment was coming from their savings account. The borrower was advised that it could take up to a week to show or not show.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7952836305 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in to say they have received the escrow statement and asked about the payment
                    from mortgagor         change, scheduled a payment, and registered for email.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a late fee in writing stated the automatic payment did not include the increase in escrow.  A response was sent to the borrower on 10/XX/2016 declining to waive the fees due to being considered valid.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2431265748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  On 02/XX/2017, the borrower called to ask if a double payment had been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9044471825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated she looked online at the statement and does not see additional fund.that are listed as being applied to principle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4412725098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the borrower called to schedule a SpeedPay payment for loan account in the amount of $1679.30 effective 10/XX/2018. Agent advised the borrower of their payment confirmation number. Borrower also advised the reason for default is being out of work for 8 weeks and to catch up on other expenses as well as the account payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6572868586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about payment made to previous servicer. Lender advised payment would transfer over.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9330907364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9546918361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The representative explained on how to go on the app on the phone and make a one time payment and also encouraged the borrower and authorized third party to utilize the app to monitor information instead of calling in. The borrower's main concern is whether auto draft will be transferred from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9370088176 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called for a Payoff request and inquired about a 15 year loan option. The borrower was provided the number to discuss loan options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 07/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4687814287 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called due no escrow payment showing for the of Sept. Will be sending in tax payment of $2429.52.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2465510480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower was advised of total amount due and inquired about status of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5406631307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to state has sold property to attorney on 10/XX/11/19 $107.60.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1499796488 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      11/XX/2017.  The borrower stated that they have recovered from he storm and things are now back to normal.
                    indication covered by  The agent offered to set future payments and the customer agreed.  The agent stated that the auto draft
                    insurance              document would be sent.   Payments were processed for $4096.38 for 11/XX/2017; for $1,365.46 for 12/XX/2017
                                           and for $1,365.46 for 01/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3185227876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 outbound call advised borrower total amount due, borrower scheduled payment $615.37 by
                                           04/XX/2019

                                           The servicer called and spoke with the borrower who made a promise to pay $615.37 by 04/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6270375568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to change his payment date to fall on his payment date. He states that he will be current in February with another payment on 02/15. He states the reason default was due to college tuition being expensive. He scheduled a payment in the amount of $1534.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5027649056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to discuss general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6085918858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to return call to foreclosure department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1300641243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9780291605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2912274768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was informed of the credit in the amount of $594.56.  A payment for $1,073.85 was scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7273923689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule payment for 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2720603064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called and set up a payment. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7803903541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5003688827 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to get an understanding of lender place insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4235547901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with borrower, customer called to see why payment went up advised of escrow shortage.
                                           Customer requested supervisor
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1484123555 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  The executor of the estate called in to update the contact information.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8068645389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7787606015 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower states they should not be charged a late fee. Note states late fee after 15 calendar days. The borrower makes the payment at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9534182513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in for payment mailing address.  The borrower will be mailing in the payment that day.  The borrower declined to set-up payment over the phone.  The borrower did not have time to review financials.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2705442707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made a promise to pay $2,310.24 via web by 3/XX/2019 than we completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6371801347 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states spoke to borrower regarding payment intentions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7249934320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8073696807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9930298368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to confirm the payment has been received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: Unable to determine litigation activity on the loan with the information provided.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1978737668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                           08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.  Chapter 13 bk
                                           XX-XXXXX was dismissed 6/XX/2012
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4381422381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The authorized third party called in regarding a new claim being filed due to Hurricane XXX.  The borrower was advised of the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $13814.96 were endorse and released on 01/XX/2018 and the claim was closed on 01/XX/2018 due to the claim being less than $20000 per hurricane guidelines.
9387755583 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         06/XX/2019.  The borrower called in to make a payment.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9610419116 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower request to change the monthly due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7094065930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called regarding amount due on the account, he has been making payments but received a notice of intent letter, the servicer explained the payment history and advised the total amount due
                                           $1566.07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6400331537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and made a promise to pay of $1,028.42 scheduled 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2050037332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer assisted the borrower with their online account. The borrower stated was not affected by the hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2727458902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower called to verify status of the account. The borrower wants to apply for another modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 02/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane as noted on 02/XX/2018. Damage was noted with a date of loss of 09/XX/2017. Claim was filed with claim amount of $14,000.00. Claim was closed and funds disbursed and repairs were done.
5140414114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Promised to pay $1970.30 by 06/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3469518438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for 06/XX/2019 and 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2016.  08/XX/2016 Commentary states Bankruptcy discharged on 03/XX/2016. There is no further information on the Bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3931715283 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The customer called to schedule a payment of $473.37 for 6/XX/2019.  Borrower is deceased and
                    and documented         Executor/XX/06/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The authorized called in regarding the
                    [1] Verbal Dispute -   demand letter IAO $5247.65 and stated plans to dispute $3034.67.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6571421250 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8521731525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, outbound call. The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2868970791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called and stated he will be mailing in a payment for January but wanted to take care of the December payment now. Borrower paid $1,663.02 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5002424463 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 11/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  10/XX/2018.  Borrower called to ask for the principal balance, the next payment due and if she can get her
                    Servicer responded     account escrowed.
                    within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the further communication  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    from mortgagor         days and no further communication from mortgagor.  Borrower disputed credit reported for 2010 due to bankruptcy. Was resolved due to the age of the dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3283830699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called and wanted to know original/XX/24/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9124819690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Customer updated financials and advised an online payment would be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6280107830 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/2019 Borr called to see about getting an escrow refund check re-issued.  The check has the
                    and documented         deceased borrowers name on it need it re-issued with it.

                    [1] Written Dispute -  The borrower verified the information and discussed the final terms of the modification and confirmed the most
                    Servicer responded     recent payment.  The borrower  was advised of a change in the escrow payment and $200.00 of corporate advance within 60 days and no  fees.  Borrower is deceased and Executor/XX/05/2017.  The dispute type is Written and the reason is Credit further communication  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further
                    from mortgagor         communication from mortgagor.  The borrower was disputing a tradeline that didn't match.  The tradeline was removed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7775513497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower who scheduled payment for 03/XX/2019. Comment dated
                                           10/XX/2018 borrower called to inform they mailed payment on 10/XX/2018 and associate informed loan is due for
                                           12/XX/2018 borrower called to log a complaint/XX/09/XX/10/XX/09/XX/02/XX/06/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7483293208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called and made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8921034557 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called for account status and the servicer provided total amount due, conducted a welcome call. The borrower schedule a reinstatement payment of $2241.22 for 4/XX/2019. Promise kept loan reinstated on 4/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment being applied to principal and wants it to sit in suspense and send the rest of the funds in a few days to close out July installment. The agent will send request for reversal of principal payment
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8071289545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to update phone number, obtain general account information and scheduled a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.  A motion for relief was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5292756077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Called borrower about making a payment borrower stated he has until the 16th to make the call was than dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2520094246 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to request to have the billing statement sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3102883161 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower made a payment to the account. Agent took SpeedPay payment and provided confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8793741890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding the payment.  The servicer advised the borrower the next payment due is 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1573957275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in for a copy of their loan history.Requested documents were sent to the borrower via email and a welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9777835280 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to request a payoff quote.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9289402721 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8557827077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Agent discussed tax form with borrower regarding taxes and interest paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6451926080 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower discussed general account information. Borrower called wanting to speak with supervisor because of the June payment. Associate informed they see the payment for May but due to active bankruptcy they cannot speak about any reimbursement and informed borrower it may be a waste of time speaking with supervisor as they need to speak with bankruptcy department tomorrow as they are closed now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7463923754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in stating RFD is due to marital difficulties. They went to court today and was ordered to refinance or sell the property within one month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2576325242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer completed a welcome call; borrower made a promise to pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4742348395 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2018.  Borrower stated will make an online payment today.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated payment was over-nighted but never posted to account. Borrower provided check number but research indicated check did not clear borrower's bank account.
                                           Issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7705783102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower made a payment in the amount of $1512.94.  The borrower offered to set-up two payments for 08/XX/2017 and 09/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8003140243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower provided auth to speak to 3rd party from Rhode Island Housing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2996710938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6119523836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to inquire Refinancing the loan. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8997899824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contacted we completed welcome call borrower set up a payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1251924093 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A Welcome Call from the new servicer was made to the borrower. The borrower scheduled a payment for $504.84 by 3/XX/2019 via Bill Pay. Wants to set up ACH- will be able to do in a week once account loads.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9645943827 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if March payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6878277050 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Last contact with the borrower they called in to get payoff amount. Borrower was advised payoff will be generated. Borrower also inquired on the taxes and they were told will paid early March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1489141880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 - borrower called - verified account demographics - borrower never received billing statement - updated address on account - processed payment in the amount of $705.14
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8006642142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower requested payment history and refused to provide reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1701953221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called because he received a NOI and he wanted to know if he is suppose to pay that or if he should continue to pay the RPP payment.  Servicer advised the NOI is sent out automatically and he can continue to pay the RPP amount instead of the NOI amount as that will not bring him current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7063642991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make payment in the amount of $1304.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2538507165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6148629074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower requested the removal of escrow.  The servicer replied that the loan did not pass per the delinquency guidelines.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8041581389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment in the amount of $1029.64 by 04/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1135649249 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  05/XX/2019 inbound call borrower called in to go over escrow account. advised borrower of know
                    and documented         your option site

                                           Borrower scheduled a payment in the amount of $1,793.37.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1288119169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called wanting know total amount will make via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1642722009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Servicer advised customer her taxes have increased and this is why her payment is higher
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5765219676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 Borrower called in to make sure the escrow shortage amount was received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4689063004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower advised they can make a payment at 3/8.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9378538049 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The executor of the estate called about the payment due. Thought it had been made. Promised to
                    and documented         pay $1085.17 by 07/XX/2019 via Web.  Borrower is deceased and Executor/XX/15/XX/20/XX/10/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4000074886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  04/XX/2018 - Talked to borrower - discussed options - RFD - curtailment of income
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1160674585 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called saying they needed the interest paid for 2018, info given.  7/XX/18 Borrower advised modification denied, needs a repayment plan, or to bring current, or to consider graceful exit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9167367906 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 10/XX/2017 the property was damaged by the FEMA disaster. The borrower stated they did not file a claim but intended to repairs the damages. There was no evidence any repairs were completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1721692386 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower promise to pay $968.20 drafting on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4894055537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss transfer information.  The borrower called to confirm the March payment was received and the auto payment is set up.  Both items were confirmed.  The Welcome Call was completed and borrower information was updated and the borrower was given payment and online options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6148971138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called with general account questions about unpaid principal balance, the servicer provided account information and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9171757753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Lender advised the statement was sent prior to payment being made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8108117306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6370099345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower returned servicing agents call and stated they are not interested in the loan mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8383087512 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower requested 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6599579557 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The servicer advised the borrower they received their payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    [3] MI Not Being Paid  FORECLOSURE: No evidence of current foreclosure activity.
                    As Required            BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2018 stating their roof and siding were damaged due to the FEMA disaster. There was no evidence of a claim being filed. On 11/XX/2018 the borrower stated they were still repairing the damages. There is no reference to the repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area.
1887726899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact with the borrower was on 08/XX/2017 to discuss the account and delinquency status.

                                           The borrower called on 4/XX/19 regarding late fees  on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7502817558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2281609707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment. Advised them of the processing fee. Stated they can make his payments online with no fee. Borrower will make payment online today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6339661795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call borrower need assistance with website logging in, borrower locked out of wesite
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1365063199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7187294316 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called in to request refund of a duplicated payment and scheduled payments for 04/XX/14.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written complaint received regarding refund of duplicate payment taken in error.  Borrower's threat to report issue to the CFPB. Resolution letter was sent to borrower on
                                           03/XX/2019 stating payment had been refunded.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3787336735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about the service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5684611021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to reset their online password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2772588846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called wanting to know if they were in a loan modification. Associate advised at the moment they are as the trial was completed, loan is due for 10/XX/2018 and the final modification documents was sent out 12/XX/2018 and they need to be signed and returned or bring the loan current. Associate made contact with authorized third party ; spouse on 10/XX/2018 to inform of the trial beginning on 11/XX/2018 through 01/XX/2019. ATP stated they did not know loan was past due and they do not have the banking information to schedule payment and will have the borrower call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6101718327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in states she sent 2 emails and wanted to know if received and request for supervisor due to upset with agent. Rep advised will have supervisor give her a call back due to long wait time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3699419587 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called regarding payment history, stated they were making bi montly pmts, and some were
                    from mortgagor         applied to corp advances and fees rather than to the payment, these fees can not be reapplied.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called regarding payment history, stated they were making bi montly pmts, and some were applied to corp advances and fees rather than to the payment, these fees can not be reapplied.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 08/XX/2017.  A claim was filed for hurricane damage.  Claim funds in the amount of $7285.20 were endorse and released to the borrower on
                                           03/XX/2018 and the claim was closed on 03/XX/2018 due to the claim being less than $20000 per hurricane guidelines.
4081997952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and made a payment in amount of $926.60 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6350271935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to confirm account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5236598830 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2016.  Co-borrower called to inform us that the borrower is deceased and wanted to know how to remove
                    and documented         the name from the loan.  Agent advised the loan would need to be refinanced.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6954987603 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to order payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2321406952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower stated her husband makes payment and will have him call for payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3491571091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to have a bi weekly payment application mailed out. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5278465563 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for a password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4176472252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding balance and amount owed. Servicer went over transaction history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 06/XX/2018.  The claim was closed on 04/XX/2019 with all funds released and a 100% inspection.
9216530499 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4078799743 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  The customer was contacted and provided the total amount due, the customer provided multiple
                    indication covered by  payments for future postings.   The next payment amount $1290.08.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the solar panels on the house.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  The property was previously impacted by Hurricane XXX on 10/XX/2016.  A claim was filed for hurricane damage.  The claim was closed on 09/XX/2017 with all funds released and a 99% inspection.
8573362217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to get 1098 document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5756603056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for a copy of the 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1952430872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 Customer declined to setup payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9402359114 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1568961678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated he will have a payment at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3431958905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Discussed payment was received no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  Missing bankruptcy information
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2402503776 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed. Borrower promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2936452450 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called in regarding the escrow shortage on the billing statement.  Borrower is
                    and documented         deceased and Executor/XX/02/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
2857302837 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $1874.14 effective 6/XX/2019. The borrower also wanted to go over the escrow information. That agent advised of the escrow shortage and will get an escrow statement in 3-5 days. The agent went over escrow payment options.

                                           Borrower states that she will make a payment on the 15th to bring the loan current in the amount of $1626.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.
                                           ADDITIONAL INFORMATION: NA
3778259286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment

                                           Borrower called in payment for $337.60 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7968402687 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3440257794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer completed a welcome call.  The borrower made a promise to pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2853737938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/2018 Borrower called in regard to payment inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3653151112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to make a phone payment and asked how to make a principal-only payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2723192918 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called in a promise to pay $481.81 by 06/XX/2019 and $ 481.81. by 07/XX/2019, and  via
                    and documented         IVR.  Cited excessive obligations, short term. Borrower has passed and authorized 3rd party is taking care of the payments. No further questions or comments.  Borrower is deceased and Executor/XX/13/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1102147214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in and stated made a payment online and wanted to change payment from checking to savings. The agent advised borrower of the natural disaster forbearance and the borrower stated
                                           does not need natural disaster forbearance and the agent opted the borrower out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 11/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. Property was impacted and repairs have been made and claim closed.
6969760259 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1865451915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promise to pay $1,009.00 by 03/XX/2019 via the web. Borrower called to schedule payment on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3079168072 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The authorized third party discussed general account information.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 10/XX/2017 there was damage to the pool, fence and shingles due to Hurricane XXX.
                                           However, no claim was filed and no further comments relating to damage.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a FEMA disaster area due to Hurricane XXX.
3511732580 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  02/XX/2019 Commentary states Bankruptcy was discharged 10/XX/2018. There is no further information on the Bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6899011475 1        [1] Delinquent Taxes - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Delinquent taxes, but  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    not tax sale           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
9966890835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and went over the escrow shortage today and wanted to know if he can change the date for the 7th instead advised no it was already submitted borrower understood went on to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5711986701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4454544941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get information about changes to escrow from letter. The borrower was advised about the shortage upon finding information about the increase and the borrower stated there was a mistake. The borrower was further informed and provided the fax number for tax and insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5768723683 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to promise a payment for the next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4411052466 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in to confirm the ACH was set up on the account and was advised there is a 14 day delay for the funds to be drafted.  The borrower requested to the have the 04/15 payment deleted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6878733568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Welcome call was completed with borrower stating they received an insurance refund check and was advised to return to escrow. Comment dated 04/XX/2018 borrower called inquiring as to how to remove the bankruptcy status and scheduled payment. Associate informed borrower they would need to reaffirm the debt or refinance. On 12/XX/2016 borrower called regarding to they are switching insurance companies and the call was transferred to hazard claim/XX/04/XX/02/XX/07/XX/30/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9725890707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower stated that borrower 2 is no longer getting unemployment benefits and will be starting a new job in a couple of weeks. The agent advised that the loan was modified in 05/2018 and is not eligible for another modification. An unemployment forbearance was discussed and she promised to make a payment by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6240377700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower asked to confirm ACH info. Servicer advised next draft 4/9.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5379858430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called and stated she had fraud on her checking account customer to set up payment to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6003814508 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to advise the servicer a payment was made over the weekend.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9173955988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to inquire about payment amount. The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9541996007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to get insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8875792232 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  The authorized third party daughter called in to see what refinance options servicer has. The
                    and documented         agent advised that they are not a bank and do not have any refinance options and will need to reach out to a separate lender.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9655271158 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Brw called in regarding letter received that stated he had a refund check that was never cashed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5185511248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and reviewed the account information. The borrower also advised they would be making a payment of $770.63 by 3/28 through BillPay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3338091557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8855804618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get more information about escrow balance and call was transferred to escrow department. Borrower stated account should not be negative. Agent called the county who verified the water bill was  added to property taxes due to being due for $7000. Agent referred the customer to City to discuss.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3691391277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in and stated that they wanted to make a payment and were only delinquent because they work on the road and only get paid when they get back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9092738700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called wanting to secure 2 payments one for 02/XX/2019 and the next payment for
                                           03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7852862271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to set up 2 payments for 05/XX/2019 and 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7493598844 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in for the status of the modification.  The borrower asked about terms of the
                                           modification.The borrower asked about the notary section on the mod, the servicer advised the modification does not need a notary and to sign both copies and send back to the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5194870172 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in regarding website issue. Borrower was sent a temporary password. Borrower also inquired about payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2863520618 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called to accept the disaster forbearance plan. Agent advised after the 6 month period the borrower would need to bring the account current.  Casualty loss (roof) noted as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4625209415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called mo authorized third party in conference permission given asked for March payment in 30 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8634091014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called regarding the best way to send the reinstatement amount of $4561.60, the servicer advised funds sent by wire should verify same day cut off time with bank. The borrower stated the hardship was excessive obligations, but is now resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3301360677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 02/XX/2018 the borrower called in to inquire why his payments changed; was advised due to rate change that month. Was also advised they could look at options such as RPP. Borrower did not wwant to go over and disconnected call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1769830770 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3630415181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The authorized third party called in reference to due letter regarding payment. The representative advised of last payment and how funds applied. The authorized third party inquired on making payment 2/1 and stated both borrowers had been previously self-employed, but the borrower now has an employer and set pay days. The representative advised of calls, letters, fees and credit reporting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1038212122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1202122845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to confirm date of payment set up for repay plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8924509652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in reference to a letter received stating account was delinquent- advised loan is current,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7444192983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called stating the last statement payment amount was $1788.76, however $1825.12 was deducted from the ACH and will like to know why. The representative advised $36.36 went to principal totaling
                                           $1825.12. The borrower will be checking into new homeowner insurance, the borrower homeowners insurance was reviewed in May. The representative advised can switch whenever wants, but information verified the insurance is due 5/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8725230726 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party Tim Joyna called in payment for $1,140.26 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9978137781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call advised authorized 3rd party total amount due $941.84, wanted to scheduled payment $806.00  3rd party advised  420.00 was in suspence account, advised 3rd party additional fees to bankruptcy on account, 3rd party scheduled payment 1: $941.84.  advised account transferred to MR.
                                           Copper
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5685540864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower claims is approved for Keep Your Home XXX unemployment assistance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3664187254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower discussed billing statements and made a payment in the amount of $2,026.08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 09/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2781192534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm that the mortgage insurance payment had been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5664255461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called with general account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9179564329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in about escrow account. The borrower wanted to pay off escrow account advised the borrower he is not able to payoff the escrow account but he can remove account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5464367441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for transfer information and to make a payment. Comment dated 06/XX/2019 borrower called to schedule a payment. On 05/XX/2019 borrower stated a payment dispute as the funds have not been drafted from their account. Associate informed borrower payment came back due to no account found and borrower rescheduled the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 03/XX/2018.  No damage was reported.
3330039787 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in and advised that the borrower's account was hacked and is missing money.
                                           The borrower makes the payments on-line.  The servicer advised that until payment is brought current or firm arrangements are made collection calls will continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9382141038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8635875186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: per notation on 02/XX/17 disaster notation indicates the property is located in a FEMA disaster area, however, no damages were reported within the review period.
3310935720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower wanted to know why he received a statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2020787392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Advised borrower of tad. Borrower stated he will pay on the website instead and asked why his payment is more than usual. Advised he has fees for speedpay and from property inspection fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8305538156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4878143569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to question why the rate increased- Borrower requested a copy of the Note be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3572274091 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment of $1583.39.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3335239054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call with borrower completed, updated information. Borrower inquired if march payment had been received, stated no borrower promise to pay via mail by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9142221383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7268191395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8923439197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2778261176 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  the customer was contacted and advised that the reason for being past due is that he had to repair the property spent $15,000.  a payment was scheduled in the amount of $1979.73
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5324182306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and made a promise of a  payment of $1,474.08 3/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1868667698 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with borrower, customer is calling to see what's going on, he had a missed call customer advised that he made his payment today 1/XX/19. Advised customer that the last contact was over 90 days ago.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dated 9/XX/17 indicated a natural disaster due to Hurricane XXX.
1824258940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states third party called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4216222450 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was contacted and provided a payment of $950
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3478489988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called for home improvement loan and was advised not offered, servicer is not a bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3487787214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1136905776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower inquired about payment, suspense balance and posting process
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6351364377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to inquire on the escrow shortage amount of $815.13. The borrower was advised due to the increase in taxes
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1194131736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower was advised that an analysis has not been run and if ran, it would be short around
                                           $1,512.00. Borrower was advised that the analysis would be run in May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  CHAPTER 7 BANKRUPTCY
                                           DISCHARGED PRIOR TO SERVICE TRANSFER.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2228431453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in wanting to know when last time escrow analysis done. The agent advised last analysis was 12/XX/2018 and advised that $273.99 change in payment from 2017 to 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9518629012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Comments show borrower called to check why their billing statement shows behind. Servicer advised payment drafter day after bill was generated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8106544417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5101605370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make payment and to set-up automated payments to avoid processing fees in the future.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5886564997 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and requested document request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6079058748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  05/XX/2017 - Borrower called questioning being reported negatively to credit bureau - advised borrower to contact correspondence.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5477984740 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  The borrower Promised to pay $1288.41 by 03/XX/2019 via Web.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/23/2009.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9979405716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated the reason for default was due to marital difficulties, she discussed a repayment plan but the servicer advised if she can make the payment within the month due the loan would be current.  The borrower made a payment for the total amount due of $1792.65.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8596492046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5121451802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1980718760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The last contact with the borrower was on 04/XX/2018 to discuss hardship and payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2475219436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called in for account status.  The servicer provided the next due date and total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4127958778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Aided borrower with setting up account and the borrower made payments for 04/XX/2019 and
                                           04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3580322972 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Borrower called in and offered  to set up January payment.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1567563658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called and stated she was going to mail a payment of $446.04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4080661999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated that there is a balance of $525.00 that needs to be paid to the insurance that is due by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2595822027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to see about making a payment.  Advised borrower  that payment was returned.
                                           Borrower advised waiting on husband's commission check and also on disability and will be returning to work in late Dec.  Borrower advisedwhen not on disability she makes abaout 30-35K a year.  Advised borrower due to hardship not fully being resolved at ths time and we would like her to follow up with us by 12/15 once she has a better ideal how her husband's pay structure is gling to be and when she is closer to going back towork.
                                           Advised borrower that we can maybe see about doing a repayment plan at that time.  Advised if not able to get her on a repayment plan at that time we will want her to apply for other assistance, either a longer repayment plan or mod.  Advised borrower of seterus.com.  Processed speedpay in amt of $1810.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  No addl comments showing loan in Bk.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9390096787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called in and inquired on the amount due on the billing statement,.The borrower was advised of an outstanding fee. The borrower made a payment for the fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7587291979 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and made 3 payments.  The borrower also inquired about the $34.96 fee and was advised that it was late fees from the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9597193467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8101537024 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  02/XX/2019 inbound call borrower inquiring about payoff advised borrower of principal balance
                                           $59,249.34 advised Borrower of new servicer Mr Cooper provided phone number On 5/XX/19 The borrower called and promised to pay $819.05 by 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6042351660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9385649314 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to discuss loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5245218029 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7827421676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in confirmed their last payment was received on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1732559521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7197481205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called because he received a notice saying payment is behind.  Servicer reviewed payment history and discovered a payment change in Dec 2016 & brw was sending in previous payment amount leaving account short.  Servicer advised brw needs to send $1178.79 plus suspense funds to clear out Jan payment.
                                           Servicer also advised brw will not receive billing statements until bankruptcy falls off account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2645517427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called in stating the $400 in DIL fees were suppose to be waived since they remain property owners. The servicer did see correspondents attesting to that fact and will submit a task to have that completed and that was suppose to be fixed last month and still been done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7294284026 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  The borrower spouse called in about successor in interest information and to assume the loan.
                    bid                    Borrower is deceased and Executor/XX/20/XX/19/XX/01/XX/28/XX/30/2019 and pending documents.  The damage repair amount is estimated at $10,644.49.  Property repairs have not started.  The property condition is UTD.  The
                    [1] Mortgagor Deceased current occupancy status is owner occupied.
                    - Executor/Heir exists ADDITIONAL INFORMATION: NA
                    to dispose of
                    property; identified
                    and documented
6730503774 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Comments show borrower sent an online communication to the servicer regarding miss applied payment with prior servicer they would like researched.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments show borrower had a payment dispute due to payment they made but issue when providing incorrect bank account number.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9772656870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss a HAIL damage check and website information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3652513862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome call was completed and borrower scheduled a payment in the amount of $1042.48.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3270341930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower and he stated that they will be making their monthly installment over the website on the 28th of the month.  Borrower stated that they had an unexpected obligation.  Borrower also stated that they will make the payment at seterus.com
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2874467136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower contacted the servicer on 10/XX/2018 to inquire about the $30 corporate fee on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9125706400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payments for 06/XX/2019 and 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6413006710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7242089621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in loan transferred information and PTP $703.97 online on 4/XX/2019 and
                                           5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9003301734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and to confirm the auto pay was transferred to the new servicer. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5749344508 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called to inquire how to have loss draft check endorsed.  The servicer advised that the loss draft department was closed and provided customer with the department hours
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2247191526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called about changing the auto  website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4331933409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer discussed escrow related issues with the customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2686937919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to get information on insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3097818130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The final check was released for a non-monitored insurance claim. Final inspection is not required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1318648901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower was advised of loan status and expiration of notice of intent.  Borrower scheduled 3 payments by phone dated 06/XX/24, and 07/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5437743843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding refinancing and withdrawing on equity in the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6750791265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to review the payment history as she made 3 payments in April and should be current. The pay history was reviewed and the borrower made the April payment for $986.05..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5931338744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and was provided general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2728218933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, outbound called was made to contact borrower. The servicer went over current account status with borrower. The borrower promised to make a payment via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3513951714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower informed the servicer on 06/XX/2018 that the payment will be late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5883259729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in to make a payment of $778.18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5002380374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and made a promise to pay $8580.31 by 6/XX/2019 via bill pay went over flood insurance enforcement borrower stated he will send in evidence once policy is in place.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage to property
7297920733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated reason for default as illness of borrower and inquired about modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3116519931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called for a correction request. The request was put into the system for the Borrower. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6502603787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to request documents to make bi-weekly payments via the Automated Clearing House (ACH).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3618888559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on refinance application and discussed refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6178454505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and promised a payment of $843.37 via the website by 6/XX/2019. Also asked about a check that was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6727677216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called and gave one time verbal authorization to speak to their daughter for password reset. Advise we will need to speak with the borrower to have the account unlocked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6900356959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower wanted to verify payment information and made a payment for $1,206.74.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4017269334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called because wanted to know what the total amount due was-advised- also walked borrower through registering online. Payment scheduled for 06/10
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6649772008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The customer called in to make a payment, confirmed their escrow analysis would affect their
                                           September payment and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3467491014 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding the year end 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8077591280 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The servicer contacted the borrower regarding payment. The borrower stated there is no hardship just forgot to make payment. The borrower scheduled 3 payment in advance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4652962087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in payment for $1,679.91 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5360641372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called in to verify account information. The servicer gave a welcome call to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7078164446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquire about loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3565260270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Th e borrower contacted the servicer on 04/XX/2019 to schedule a payment in the amount of
                                           $841.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9066694015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to check on the status of a modification. Borrower advised they will send their next payment through their bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4517899648 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2018.  Borrower claims no damage, no insurance claim
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history to 07/XX/2018; issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 03/XX/2018; no evidence of damages.
4582589207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  borrower called asking about escrow refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2771614507 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called asking about a refund in the amount of $1,326.36.  Agent advised only has a refund of $393.71.  Borrower was going to use the refund to become current.  Agent explained repayment plan, and borrower stated will call back to discuss a plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8952958113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make their final repayment plan payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1672181853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see if auto payment was transferred, agent confirmed that it had
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3375036962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer stated she just wanted to know if the payment she made online reflects on her account.
                                           Servicer  advised total amount due confirmed payment set up for 11/XX/11/19 the borrower called for insurance info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4860383214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested an escrow analysis and also asked that any surplus be applied against principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8494968875 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called to verify if reinstatement payment received.  Borrower advised payment has not posted yet.  Borrower as advised of amount due after payment post and of due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1644906767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3285387614 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5980539532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower states that he is locked out of his online account and to make a payment. The agent assisted the borrower reset the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1767593541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and promised to pay $1,314.99 online before noon.  The customer inquired about the late fees and was informed they came from the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1902438899 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2017.  The borrower called due to payment being applied to principal.  The servicer advised that this is
                    from mortgagor         still under review and they will be contacted soon to advise when corrected.  Any fees incurred will be waived.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower received funds from an HHF and it was misapplied.
                                           The servicer corrected issue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4547470975 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Brw states that she as auto bill pay set up on her account for the 1st of each month.  Servicer advised collection calls will continue up to one year after the modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3904437287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to confirm receipt of certified funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3066168991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a promise to pay $200.00 by 6/XX/2019 via web scheduled 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4548078621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call, borrower inquiring about how last payment was applied, borrower request all fund to be applied toward principal
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6431777120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment in the amount of $673.69.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1845330209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower had questions regarding credit reporting from February through May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7522990745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized spouse called regarding tax/XX/29/XX/01/XX/16/2019. The borrower was planning to change insurance companies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9523578303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower called into find out about the transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2054919902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in and wanted to know where to mail the $5,000.00 principal reduction letter and was advised where that could be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2925146300 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to find out why modification cancelled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2210259530 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower authorized payment in the amount of $1476.35
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8733313360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower requested escrow shortage be spread over 48 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for damage that occurred on 07/XX/2018.  The claim was closed on
                                           06/XX/2019 with all funds released and a 100% inspection.
7592761011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower requested tax forms for 2014 and 2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 08/XX/2017 - The property was located in a FEMA declared disaster area due to
                                           Hurricane XXX. No property damage was reported.
3908608532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/19 the customer was contacted and a welcome call was completed, know your options for making a payment was provided and the customer make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5316266283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in upset, as borrower #2 should not be on the loan due to quit claim deed. She wants his name off of the loan. Promise to pay $849.50 by 07/XX/2019 via web.  Opened research ticket for quit claim deed. No further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8931575559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regards to a letter received stating that she needs to make 2 payments but advised that she is currently on a repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4438934834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment in amount of $303.68 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1247848730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower wanted to run a new escrow analysis because HOI premium had gone down.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1957656197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called in to make a payment and to ask about reducing late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1106931752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called requesting the statement for Dec.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9415042099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party called in stating that there was a person taking pictures of the property.
                                           The agent advised that the account does not show one being ordered. The agent transferred the call to escalations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4236881685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower  call to request welcome information, sent out via email with online set up information. The borrower promised to pay $524.56 by 03/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5198152799 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.  The borrower called in to advised that March payment has been sent. The servicer informed the customer that during the 60 day period no late fee will be charged. The call was transferred to the sale department. Customer is interested in refinance. On 6/XX/19 The borrower called in about his shortage. stated he would go into foreclosure if his payment increased. Eventually had to remove cushion and spread the surplus over 60 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6632418906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower authorized a payment in the amount of $2000.97
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8317603622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get a password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9549767371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to pay escrow deficiency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8390316198 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding repair update letter received from servicer.
                                           Borrower advised that his process has been completed through previous servicer and refused to do anything further.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2168431988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for $2,264.27 during the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3098967195 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated that they would make a payment on the 16th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3870149449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states spoke with third party and advised of payment information based on escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3441987996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  (10/XX/18)Borrower advised the property is vacant as attempting to get in new tenants.

                                           4/XX/19- the borrower called for payment information & welcome call completed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3010746961 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The last contact with the borrower was on 10/XX/2017 to discuss payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3580734713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Agent advised 1/3 payment was deleted due to change in routing number.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9324109203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Talk to borrower regarding collection call borrower states borrower 2 makes payments and thinks payment was already made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7066481109 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Third party, relative,  scheduled a promise to pay.  Comments dated 2/XX/2019 note that caller is
                    and documented         authorized.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7750666424 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The last contact with the borrower was on 02/XX/2018 to discuss next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3923147341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in payment for $1,015.38 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2372636585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was contacted to secure payment. The borrower stated a payment of $1250.00 was scheduled for 12/XX/2018. The borrower was advised that would leave an outstanding balance of $241.94. The borrower was unsure of the reason for default. The payment history and finances were reviewed with the borrower. On 5/XX/19 the borrower promised to pay $500.00 by 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3578826282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  07/XX/2017 inbound call borrower calling to check status of modification, advised modification document sent borrower scheduled payment $943.51 7/XX/2017, advised borrower of KNOWYOUROPTIONS.COM
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2763307693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7270060465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower informed the servicer on 09/XX/2018 that the payment will be made within a week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1632259574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Outbound collection call to borrower. Multiple payments were scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2915222942 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to schedule payment and declined to go over their financial situation. Comment dated 12/XX/2018 borrower stated they will be receiving enough funds to bring the loan current, but would not disclose the source and stated they would dispute the bad check fee as they have never sent checks for payments and stated they will not listen to a conversation and hung up. On 10/XX/2018 borrower stated RFD being final arrangements for their mother who passed last month and has had car repairs. Borrower did provide financial information andstated they are breaking even every month and does not want to go through another modification as it was a pain last time. Associate inquired if borrower had a plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5284800808 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower was contacted and was advised of the eligibility for the Harp program.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    - Executor/Heir exists unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    and documented         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6313508472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call went over loan with borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1991241752 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called to change debit card info for ach. Advised that if her info has changed she needs to go online to her account and update her info. Advised we only take routing and account numbers. Borrower stated her bank info hasn't changed just her debit card. Advised no change is needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1907938091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was contacted and stated their reason for default was for fraud on their bank account and stated they wanted to look at having their PMI removed.  Advised the borrower that their new payment would start on 3/XX/2019 after the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1993994277 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  On 03/XX/2019, the borrower called to schedule a payment over the phone.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6991965307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5848483312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was advised of total amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2650956225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4996834330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower who scheduled payment for 03/XX/2019. Borrower called on
                                           01/XX/2019 in regards to the loan being updated. Associate informed borrower loan was updated on 12/XX/2018.
                                           Comment dated 12/XX/2018 borrower called regarding the reversals on the loan. Associate informed borrower due to some modification issues and they can call back by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7608884166 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and completed a promised to pay 6/XX/19. Borrower also was transferred, borrower interested in new purchase rewards
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1833082178 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called verified demographics and made a promise to pay. No contact attempt during scope
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6900352725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in questioning the statement they received while in bankruptcy and was advised that the payments were voluntary and the total amount of the lien.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3630252175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower wanted an explanation of some fees on the billing statement. They were from an earlier modification with the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8181324564 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  12/XX/2018 outbound collection call advised borrower total amount due $633.83, advised borrower of next payment due  $310.82 11/XX/2018,borrower scheduled payment $533.83 12/XX/2018, $310.82 01/XX/2019 and
                                           $323.01  2/XX/2019 On 4/XX/19 the other party called and promised to pay $27.08 scheduled 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3900433312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/2017- Borrower spoke with agent discussed account status and amount due.  Borrower requested reason MI still active and agent advised would submit request for review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5810662803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The Borrower called demographics verified and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5325819329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment but requested the processing fee be waived. The agent advised the borrower the he was unable to do so. The borrower stated that they will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6538505673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower inquired about when $5000 hamp incentive would be applied and was advised after the 6th year of trial which was 9/XX/12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4651506089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8178177767 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower stated that the amount of $3,609.48 to reinstate the loan had been wired.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8953483285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4183538982 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Borrower called to advised she is selling the property.  Borrower is deceased and
                    and documented         Executor/XX/19/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6308494317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3136637212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment. Loss mitigation options were discussed and contact information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7165512127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3786163418 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower contact, borrower will be making payment on Seterus on the 15th. Discussed payment for prior month and where these funds applied to. Requested reversal of principle payment and apply to fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1561852039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was told that the escrow surplus check had been mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5515218247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with the borrower in regards to the escrow changes and general account information. Agent advised borrower why taxes were added to account and the borrower also scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9460526268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party family member authorized by the customer called in and stated reason for default was casualty loss due to waiting on monthly income. They scheduled a payment for 6/XX/2019..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1388713882 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in about get another billing statement. Borrower also schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5825560070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to process payment, but servicer noticed that a payment was just made on 2/XX/19 but had not posted yet.  Servicer advised next payment is scheduled for 3/XX/19 w/new servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3624077300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/19 The borrower called in to make a payment on the account .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8197535485 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  01/XX/2019.  The borrower called about having an issue making February payment.  They have their own insurance
                    insurance sufficient   instead of lender placed and want an escrow analysis.  They were advised to request credit card and car
                    to cover repair        payment deferral to assist them in making payment until mortgage payment lowered again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated on 02/XX/2017 they needed to have the roof repaired.  There is no indication that this was completed or a claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3575180756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower advised that sent a bi-weekly form and was informed that the account had to be ahead one month.  A payment was scheduled for $1,564.05 effective for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9760033336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3478836537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to make a general inquiry on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5564448271 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower was advised of amount due and funds in suspense that can be applied towards payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2050653899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted and updated their mailing address and stated that they had sent a payment in via the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8633640331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in with bill pay questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1359118411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called in regards to statement showing that she was due for 2 payments. Agent advised that statement had went out before last payment was made and that next payment was due 10-1-16(account current)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1829072394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to see if credit is there for the escrow shortage in amount of $331.99.
                                           The borrower made a promise to pay in amount of $1042.94 via mail by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1043594462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower inquired about loan information and requested to have a copy of the pay history sent to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7753619649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.  The borrower also called to have the insurance removed from the escrow payment, but agent advised must pay escrow advance first.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8232048142 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower called in and inquired why a payment they mailed had not posted. The borrower was
                    from mortgagor         advised of a 7-10 day turnaround for mailed checks.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower stated a double payment had been made. The borrower submitted a request to have a payment returned. The request was submitted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9397265647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower contacted the servicer on 01/XX/2018 to schedule a payment in the amount of
                                           $1,832.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9822272071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5646954218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called to confirm when was the last payment received on the account. I advised the last payment received was on 6/16. Reviewed the borrower  financial but his income could not support a repayment plan. The borrower advised he is waiting on fund from a customer and he will make adjusted payments online. Discuss mod options with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7744812208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The Borrower called demographics verified.  The borrower inquired about insurance check status.
                                           No contact attempt during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1065360739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with the customer , advise that the payment made on 3/XX/19 was reversed due to error 10
                                           which usually means either the account or the routing     number was wrong
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7650818265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower was contacted about a payment and stated that they had mistakenly deleted the payment in error an would make it again by the 31st of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4707663793 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Spoke with third party who promised to pay $512.29 by 6/XX/19 via Bill Pay.  Third party
                    and documented         requested that the payment made on May 13 was intended to pay corporate advance on the account and not June payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9844288523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5258408326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Contacted the borrower and borrower was not able to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4582064702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5035057683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to discuss a repayment plan to get the loan current.  Hardship was due to a job change and illness.  Borrower accepted the repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3630691290 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  The servicer informed the borrower on 09/XX/2018 that late fees are assessed after the 16th of
                    and documented         the month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9817342467 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6338439416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  09/XX/2017 borrower called to move payment from the 16th to the 29th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6645155567 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2025238440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary 05/XX/2019, Payment Fees dispute customer does not like there's a process fee to make a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4133980435 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Reason for default excessive obligations, but that it would be temporary.. Customer called to make the February payment. Financial information updated. Processed payment for 2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4815061085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called regarding a flood insurance letter that he received and was transferred to the Insurance Department to address concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3410562292 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with the borrower and advise the loan is still boarding.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2970824315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to get bill pay information and made a promise to pay $1202.98 by
                                           04/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5856352376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower scheduled several payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5071289879 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment in amount of $1210.45 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 02/XX/2015.  On 04/XX/2018 an amended claim was filed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9733062537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of
                                           $1,809.65.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7368548896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  borrower called explained Reason for default is daughters tuition over laps mortgage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1651913897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  08/XX/2017  inbound call advised borrower of total amount due $3911.74, advised borrower of next payment due  $1841.84 9/XX/2017 , borrower calling to get email reset, discussed WWW.KNOWYOUROPTIONS.COM
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2108313978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 12/XX/2017 the borrower said they made the payment and to not call until after the grace period expires.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1260529749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Call received from Factual Data; Carol Henley with borrower on line with borrower authorizing the third party. Carol asked if late payments were reported to the credit bureau associate informed no, is they payment being made in the amount of $1,000.00 associate informed yes. Associate informed the bankruptcy was not reaffirmed and Carol requested a payoff. Comment dated 02/XX/2017 borrower called to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 06/XX/2012.  Case closed on 08XX2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6528025290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower was contacted and made payment.  Borrower was provided the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5201602335 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7764943852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower updated reason for the delinquency as business failure but it has resolved. Discussed modification and advised that the more modifications a borrower receives the harder it is to obtain one.
                                           Couldn't do a payment as borrower did not have information. Will try to do bill pay if not will mail in payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1104993487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Borrower called verified demographics. No attempt to contact during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3807467689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to confirm their year end statement was mailed out and confirmed their next due date of 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5676872266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to see why payment came out of his bank today instead of Friday when he gets paid and borrower made payment for $2,103.28 for 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3876248227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get the status of the loan since it was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3594141175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and promised a payment of $913.16 by 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9031584835 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  An authorized 3rd party called in to request that no funds be taken out of her account for
                    and documented         insurance. The agent advised her that the insurance has been paid from her escrow account so she does not have to worry that they will be taking anything out of her bank account. The agent advised the customer to have her
                                           HOA send in the declaration page for the insurance showing no lapse in coverage so the money could be refunded back into the escrow account and then everything will be brought back to normal.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7785340355 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower authoirzed a payment in the amount of $1333.54; effective 8/XX/2017, $1986.97 dated
                                           09/XX/2017 and $1986.67 dated 10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9371228749 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2017.  The borrower scheduled several payments over the phone.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the corporate advance fees.  The servicer provided the fax number. There is no evidence that the borrower submitted the request.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4955389630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Commentary states borrower called in regarding the status of payment. Borrower was advised of the account status and total amount due. Borrower accepted a repayment plan to bring account current and schedule payments for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2578158183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Authorized party called in to inqure about account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7758096577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in to inquire about 1098 tax form
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2010 and there is evidence of reaffirmation.  Converted to
                                           Chapter 7 on 11/XX/2009
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8639212628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called, began to discuss status but he had to go.  He wanted to set up payments for Nov and Dec.  Has son in college and it is expensive.  Scheduled payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1593369327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3131020414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contacted and completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3489606349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make confirm his payment was applied, the servicer confirmed the system reflected the payment in the amount of $850.00 on 11/XX/2018. The last contact with the borrower was on
                                           04/XX/2019. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5417338203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment in amount of $1528.57 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2971643286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of lender placed insurance in effect soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7778478600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in for total amount due
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2291594565 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.  The servicer went over welcome call information and advised them of knowyouroptions.com. 04/XX/2019 Borrower called in to make a payment.06/XX/2019 Borrower called in to make a payment and get web access. 05/XX/2019 Borrower called in, made a payment and stated that he received a reaffirmation letter, lender advised to contact the bankruptcy attorney to follow up on the reaffirmation process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2009937780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to 3rd party they wanted to get a refund on a duplicate payment we refunded over payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8622571306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/19 the customer was contacted a payment was obtained
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8147128493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower advised an ACH enrollment form was sent in to change the draft date to the 1st of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8650786820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower was contacted for payment and stated it will be made on 11/XX/2017 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9642167235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was calling about the escrow shortage. The shortage was spread out over 24 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9146461610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and wanted to review pay history from May, 2016. Agent advised no payment were received for June and July 2016.  On 04/XX/2019 the borrower called about the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8345604404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment for $1,724.45 and inquired about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9368090745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party spouse called in and made a payment in amount of $1722.40 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2730018319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for information about the transfer to a new servicer and to verify payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.
                                           ADDITIONAL INFORMATION: NA
6991245827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer went over welcome call information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
4507894404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower to called in to make the June payment in the amount of $ 628.33.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2073272585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to completed promise to pay via bill pay on 7/XX/19. I appears borrower called back and the agent went over address for bill pay and amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5749740176 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Spoke with the customer who advised that their account had ACH and it should have transferred
                    - Executor/Heir exists over however there was a bad connection and the call dropped.  Borrower is deceased and Executor/Heir exists
                    to dispose of          to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8795491573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2162165913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a promise to pay $4,024.24 scheduled 4/XX/2019 borrower also discussed reinstatement. On 5/XX/19 the borrower promised to pay $335.28 by 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6757825566 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called to cancel auto payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The customer called inquiring about a payment dispute as payments were being reported late to credit bureau. The servicer advised that the customer should be recieving the response within 5-7 business days.  The account was updated on 02/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8456638325 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $680.03 by 04/XX/2019 and on 05/XX/2019 via Bill Pay. The also inquired about the payment increase and was advised about the active Repayment Plan. The borrower advised they no longer need the Repayment Plan and inquired about a Refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8746825887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  the borrower called in wanting to workout options to being the loan current. The servicer asked reason for default business was slow but now picked up, asked can bring loan current and the borrower send yes on 12/XX/2018. The servicer can request not to be called within the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9663475603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower scheduled a payment by phone.  Borrower was advised not online access to make payment until attorney removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2158925137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and scheduled 2 payments by phone dated 07/XX/01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3081235269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  RFD- Loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3612778156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Notes indicate the borrower called to schedule 2 XXX payments for loan account in the amount of
                                           $$680.60 effective 7/XX/2017 and $644.02 effective 8/XX/2017. Agent advised the borrower of their payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7822915486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Contacted borrower in reference to total amount due. The borrower could not give promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5185121321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower  was contacted and a welcome call was completed, and a payment correction also was completed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2830705164 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3038898952 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and made a payment in the amount of $791.18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1632200735 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called in to inquire about modification status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3855978712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9828164748 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Explained the information on the 1098 to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1440457845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The payment is late because the borrower was out of work due to the government shutdown. Tried to make a partial payment. Will make the payment in a few days. 06/XX/2019 Lender called and borrower promised to make a payment on 07/02;
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6652839669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1092614475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment. 04/XX/2019 Borrower called in to get information on when the payment would be pulled and promised to make a payment on 04/XX/10/XX/28/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1047757494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3444356863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of total amount due and inquired about billing statement.  The servicer advised of taxes paid. The last contact with the borrower was on 05/XX/2019. The borrower called in about an escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
5616460901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and inquired on auto pay. The borrower was advised the auto pay will draft on the 5th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9726773160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to inquire as to why the homeowner's insurance was not paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5450200810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in to make a payment, but phone disconnected
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3496059213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in stated she hasn't received her statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5386800989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in and stated RFD as excessive obligations.  Borrower was advised of account status and made payment.  On 04/XX/2018 Co borrower was also contacted and stated borrower lives in property and can afford it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3722527453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called about escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9984667546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 spoke to borrower and they said they will reinstate the account soon.  They are having medical issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1805830696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to go over account information and make a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Limited information on bankruptcy available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7304884899 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Borrower made a payment in the amount of $1170.79 effective 03/XX/19.  Borrower is deceased and
                    - Executor/Heir exists Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4995627125 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to complete a future promise to pay via the web by 6/XX/19. The agent advised the borrower payments made on the website were no charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9617848063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in wanting to know what affected their escrow to make is have a shortage.
                                           Borrower stated their taxes decreased and he should not have a shortage. Borrower requested to speak to the escrow department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1330569567 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding payment sent to the wrong address and to dispute payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 06/XX/2019.  No damage was reported.
                                           A claim was filed for damage that occurred on 02/XX/2019.  Claim funds in the amount of $416.43 were endorse and released to the borrower on 06/XX/2019 due to the claim being classified as non-monitored.
8731185446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3532233933 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on the $1.00 that was applied to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8980427253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6007947967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower. The borrower promised to pay $399.14 by
                                           03/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9467662020 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to see if her insurance payment has been sent and she was advised it was sent out at the end of March. Borrower promised to pay $2276.81 by 05/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3986387774 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower promised a payment and had questions about late fees on the statement. The late fees
                    and documented         were charged by the prior servicer. The borrower said that they would not pay them.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4491119613 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower completed promise to pay by mail by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2384176635 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called to discuss change in insurance policy.  They wanted to make sure everything indication covered by  was taken care of.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and
                    [1] Written Dispute -  no further communication from mortgagor.  The borrower was disputing fees that were to be included in the
                    Servicer responded     modification.  A response was sent on 05/XX/2018 with the breakdown of fees included at the time of within 60 days and no  modification.  The request to waive fees was declined due to being valid.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported water damage to the floor on 11/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
9829324710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to ensure payment was made for July. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4051435512 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called in to verify they were paid current as the billing statement reflected a
                    and documented         payment was past due. Service rep confirmed the account was current to date.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2206130250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments show contact with borrower regarding loan status and payments. Borrower called to make payment to bring loan current. Borrower declined to update financial information but advised servicer they fell behind because her car needed new tired.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7692312291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 borrower called to update ach information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5713267830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The servicer informed the borrower on 12/XX/2016 that the total amount due is $906.85.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4071806447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The customer stated they were working on a modification. The customer was informed the trial was completed and the closing documents were being sent out. The new payment was verified and set up the first three payments scheduled for 9/XX/2017, 10/XX/2017 and 11/XX/2017. They stated they would send documents back by August 25.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1005721895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and made a payment and did not want to give a reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5748203387 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised on the transfer information for the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5120934028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and promised to bring the loan current today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7013162932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the servicing transfer and if automated payments were transferred over. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8821679811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment for $936.46 and inquired about the 1098 year end form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4268905868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Customer called in to make a payment for the 3rd mth.  Auth and verified to use bankinfo on file.
                                           Customer requested to mail confirmation.  Processed payment in the amt of $1026.52.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1720047073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to inquire about mortgage insurance and when it can be removed from the account. The service rep explained the current outstanding balance must be 80% or less than the current documented value of the property. The investor however requires 75% loan to value ratio. Service rep offered a home evaluation (interior/XX/06/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8847166168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about where she got a late fee from.  On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4587618681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower stated they made a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8795269640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6901093384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7473327997 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4113965275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower discussed the cancellation of their insurance.  The insurance was then reinstated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8685895163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to discuss payment arrangements. 05/XX/2019 Borrower called in to authorize wife and scheduled payments for 06/XX/2019 and 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4015510846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called in about credit reporting
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1742516975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  borrower called inquiring why payment increased.  On 03/XX/2019 performed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4921335569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment and wanted to setup autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6061760570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get info on how to get registered online and scheduled a payment in the amount of $487.80 scheduled 03/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9237226303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1932692812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding escrow increase and analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6793873963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called in and gave authorization to a 3rd party. They discussed their payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4247304316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to secure his September payment for $771.11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2883835585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5297536755 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called to inquiry about their 1098. Borrower have requested it  to be resent to email
                    from mortgagor         and mailing address. Borrower also schedule a payment  for 5/XX/19
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Debt dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1693375175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed. The borrower called in to confirm ACH set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXX Wildfires noted on
                                           10/XX/2017. No damages were reported.
6370263526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to check on payment and the agent confirmed that they did receive payment.
                                           The agent completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7004438527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment on the account and to set up future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1355652017 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  Authorized third party: spouse called stating they sent payment and then received letter loan is
                    from mortgagor         being transferred. Associate advised borrower payment has not been received as yet and when it does it would be forwarded to new servicer. Comment dated 02/XX/2018 ATP stated they did not know their payment went up and old payment has been sent and they made the diference on 02/XX/2018, however, bank returned the payment.
                                           Associate informed borrower it was returned due to invalid account number and ATP scheduled the difference.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  E-Oscar received from XXX disputing account is does not belong to them. Account was verified and applicable field were updated to show the loan status as of
                                           10/XX/2016. E-Oscar received from XXX on 10/XX/2016 shows applicable fields were updated to show status of the payment history through 101/XX/2016. E-Oscar received from Equifax and XXX on 04/XX/2016 shos applicable fields werre update to show status of payment history through 04/XX/2016. n
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3968773320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  03/XX/2018 Borrower advised that work transferred and her funds will be available Monday
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7543696558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2833477837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower was called for an update on account. Borrower was advised of payment change due to escrows. Borrower scheduled payments and was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4864069848 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called in and states sent in final documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3432210922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in regarding payment change. The servicer advised due to increase in escrow.
                                           The borrower schedule a payment in the amount of $135.27 for 6/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1942721290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in about payment that was returned and they advised they did not receive notification of the returned check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9020060136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule a payment and to get the balance due on account and said will make the payment by the end of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4701433963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower claims is mailing payment in today
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3821266434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2785678215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to reset website link, scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported.
5423674240 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay $570.25 by 07/XX/2019 and had an insurance disbursement inquiry. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 10/XX/2017 the account noted the property was located in the disaster area of the
                                           XXX wild fires, no property damage was reported.
3680995735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7427073905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7492300483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a payment of $923.72.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on10/XX/2017.
                                           No damages were reported.
2377792825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The agent advised the borrower that he was due for 2 payments. He stated that he mailed both payments today to reinstate the account. The RFD was due to the illness of the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7683728885 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1591075385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8012366060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower completed a promise to pay schedule for 4/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The proof of claim was filed 12/XX/2015.  No discharged date found. 06/XX/2019 CFPB day 45 discharged bankruptcy solicitation letter
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5827264003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to confirm correct payment amount for May. Borrower was advised the amount was correct and the escrow deposit was applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9086720998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower wanted to make a payment but wanted to make sure she didn't have any payment setup.
                                           Advised no payments were setup. Borrower made a payment in the amount of $1229.62 scheduled 02/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6144266779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Call and spoke with the borrower, advised of the total amount due, the borrower advised she was out on sick leave in the month of February there she will not have fund available until March 1st when she received her check. I advised the borrower that as of March 1st she will be transferred to a new servicer and payments will be directed to them moving forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2277801934 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/19 the customer was contacted wanted to cancel the check in house, and reschedule for
                                           5/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9083872950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in regards to funds that are sitting in suspense. Associate informed borrower of the recent escrow and they would put in task requesting funds reversed and can take 3-5 business days. Comment dated 08/XX/2018 associate informed borrower funds would post towards late fees. On 06/XX/2018 borrower called for options as they have been running 30 days behind. Associate updated borrowers' financial situation and offered a 6 month repayment plan with monthly payments in the amount of $435.76 and borrower agreed and they may be able to bring the loan current in July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6207389713 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower had questions about the servicing transfer letter that they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1501440697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4539682498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower wanted to verify breakdown of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5384968737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower spoke to the servicer about the account status and they made a payment today.  They declined to post date a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4615186974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower completed a payment by phone and the borrower wanted to set up auto pay. The agent advised the borrower of the forms online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Collection comments on 4/XX/2019 mention "inbound bankruptcy call"
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5708474759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about the Welcome Correspondence.  Borrower scheduled a payment.
                                           Rep sent Rapid registration link via e-mail to borrower.  On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3225014483 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to discuss modification paperwork received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1294537951 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The servicer advised of the total amount due.  The borrower advised they are working on getting the tax return refund.  The borrower borrower also wanted to check on the status of the loan modification.
                                           The servicer advised the trial plan was approved and should be receiving the documents within the next week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7480454215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The call was in regards to insurance and account balance . The customer wants  to look into less expensive insurance . 04/XX/2019 Borrower called and promised to make a payment 04/XX/02/XX/21/XX/24/2018 as all recovery funds totaling $10,610.84 were released and the final inspection confirmed 100% completion of the repairs.
4398075914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 01/XX/2019 borrower called to regarding loan transfer and escrow information regarding payment increase and  wanted to know  if payment will go back down to $1,600 a month. Rep advised it takes 60 days for loan to be fully boarded and advised borrower escrow is short $1,150.49 borrower states will send in the full escrow shortage amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2087051305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information.  They also confirmed their hazard insurance payment had been sent late on 04/09 and will arrive in 10 to 15 business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7836111106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized 3rd party called to confirm that the payment was scheduled to draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3192618134 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called on 9/XX/18 to clarify how to sign the modification documents.  The signed documents will be mailed out that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3381131502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/19 the customer was contacted and wanted to know about the incentive, was told that $5000 was applied back in January, 2016
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1438775609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 09/XX/2017 to initiate a claim for roof damage, water damage, and mold caused by Hurricane XXX on 09/XX/2017. A check for $27,000 was received on 05/XX/2018. The comments on 10/XX/2018 stated all funds were released, the final inspection was received showing repairs completed, and the claim was closed.
8364995628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in to schedule payments for after the repayment plan is completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5512645529 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 8/XX/18 borrower called in regards to trial offer and wanted to know if he could do it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7421060107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to verify the amount needed for the final repayment plan payment. The paymernt will be made on 02/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4628626847 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  12/XX/2018.  The borrower authorized 2 payments in the amount of $2054.49 each ; effective
                    Servicer responded     12/XX//XX/31/XX/28/XX/2018. On 09/XX/2018 the servicer responded and updated applicable fields to show loan within 60 days and no  status as of 09/XX/2018 as 60 days past due.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    from mortgagor         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1334288898 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called in to make the May payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing fees from 2015. The servicer provided the fax number for further dispute.
                                           There is no evidence of a written dispute being received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4767674940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Brw called to confirm payment was received for April.  Customer stated statement shows due for 2 months.  Servicer advised statement was sent before payment was received.  Customer declined scheduling future payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7516653885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3065393226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7674924954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Last comment showing contact with borrower was from 10/XX/2016 when borrower called inbound and promised to pay and asked how many payments were due and only one at that time. No further contact with borrower was noted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5076340992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Servicer contacted borrower and advised of total amount due and next due payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7825611290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called inquiring about a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2111102413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5597677206 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 01/XX/2019.  1/XX/2019- Borrower spoke with agent discussed account status and death of the borrower.
                    - Executor/Heir exists Borrower is deceased and Executor/XX/16/2011.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6158496796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request general account information. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8233742361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  the customer was contacted and advised of the total amount due, and provide 33 payment to be posted over the next 3 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2719814135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5616586679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay in the amount of $3471.39.  The servicer waived the late fee as a one time courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5367125720 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower authorized a third party to discuss insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3147284855 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   06/XX/2019.  The borrower called to check on the status of their monthly payment.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason
                    appears issue is       is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  The borrower  was informed the payment increased due to an escrow shortage and the double insurance pay out.  The homeowner stated that just switched insurance companies and disputed the shortage.  The call was escalated to a supervisor who also advised the caller that the interest rate has increased.  A task was submitted to have a new escrow analysis done.  On 08/XX/2016, the agent advised that the customer had not deposited the refund check to the escrow account.  The caller promised to send the refund.  The borrower
                                           realized that the $1,900 sent was applied towards the September installment in error.   A payment reversal and
                                           reallocation was processed on 09/XX/2016.  The servicer advised that per the new analysis, the new payment will go into effect in December 2016. The payment amount was disputed again on 12/XX/2016.  The dispute appears resolved on 11/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1023858671 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7145043937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7640696230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get information about escrow account. Borrower completed a promise to pay via the web by 7/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8653815043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in to update their mailing address on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4486467877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called for information on how to get 1098 from website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1402982429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower contacted the servicer on 10/XX/2017 to schedule a payment in the amount of $1,500.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3183615906 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to make a payment in the amount of $1,476.71.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3643113978 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  Comments from 11/XX/18, indicate borrower was not aware they were behind on mortgage payment.
                                           Servicer informed borrower that the payment changed 8/XX/15/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  RFD: payment dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5526207858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2539847966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in about escrow account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5016958383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Payment inquiry- billing statement shows two payments due. Advised payment paid after statement generated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4344229218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to discuss billing statement, demographics were verified and KYOCC was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2875293462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was contacted regarding payment and advised of the total amount due.  The borrower stated would make one payment that date and another payment on 02/XX/2019.  The borrower was impacted by the government shutdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1708049392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2559669375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact with the borrower was on 01/XX/2019.  The borrower called in to make a payment.
                                           04/XX/2019 - borrower called for general account information and promises to make payment by end of day
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9716700787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Last contact with borrower was when they called inbound to make payment and demo was
                                           verified.Borrower is paying on time and no delinquents noted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4792553644 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding general account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6943877384 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  A third party spoke to the servicer about escrow decrease and wanted escrows to remain the same to avoid a shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5435493636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3395959666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  the customer was contacted and stated the reason for past due was excessive obligation and expenses, the customer promise to reinstate the account by paying the total amount due of $4887.03 on the 20th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6630424718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to hurricane
                                           XXX as cited on 10/XX/2018 with impact to borrower.
5517069967 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to ask if the servicing agent made the insurance payment because the insurance agent is saying they have not received it yet. Call was transferred to the insurance department for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  An insurance claim was filed and closed on 9/XX/18.
2771476485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower discussed reinstatement time frame and funds
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2013.  Bankruptcy discharged 9/XX/16
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to hurricane. A claim was filed on 09/XX/2017 for damages caused by a hurricane on
                                           11/XX/2016. The comments on 09/XX/2018 stated all funds were released, an inspection showing 100% completed repairs was on file, and the claim was closed.
3933178218 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower inquired about a repayment plan to payoff fees and bring the loan current and was advised there needs to be an arrangement to change the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9854194315 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regards to the loan transfer and to authorize his wife on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2214138261 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3844858983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1181809555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party called to discuss claim.  They need to send in new claim check endorsed.  The servicer will endorse and release.  The borrower made a payment and discussed billing statement.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8145363928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment for April in the amount of $213.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a area impacted by tornadoes on 5/XX/18 (DR-4364).  There was no damage to the property.
7840851338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower wanted to make a payment in the amount of $1238.02 scheduled 02/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4788108018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request a tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8448745265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower mad a promise to pay $1793.13 by 3/XX/2019. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5651529298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated that he was unable to talk and will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1509292508 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Other party called for account information but was advised that they need to be authorized.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5584177541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called as credit showing payment late, was advised April payment was late and due to still on account, it will affect credit. Borrower was given refinance number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2018 a claim was initiated for water damages caused on 07/XX/2018. A check for $2,188.66 was received on 09/XX/2018. The funds were released and the claim was closed on 10/XX/2018.
8324754631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and confirmed both payments made in January had been applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1336582027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called wanting to know if she can change her insurance company, I advised the borrower she can.  However the call dropped when I went to get the insurance company's phone number to give to the customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8735516439 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8387012224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane noted 12/XX/17.  No detail of damage.
4843826199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer called to update the phone number on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3816705991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  7/XX/2019- Talked to cust regarding sending in final mod docs cust advised would send in docs that day
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8607782355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called stating that she was needing to get 1098 on the web and could the servicer assist.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4404148872 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Call received friom borrowers' attorney regards to notice they received on 12/XX/2016 referencing escrow analysis dated 11/XX/2016 and wanted to know if associate had access. Associate confirmed the ongoing issue with insurance and refund in the amount of $2,697.12 would be put back but won't show on the analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2813083013 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Authorized third party called requesting that the request to have the stepson authorized on the
                    and documented         account be removed.  Agent advised the request wasn't processed  Borrower is deceased and
                                           Executor/XX/28/XX/16/XX/19/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1379969376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7584688398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower was advised the loan was current and there is no money in suspense.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6420071681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party called to add third party authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8423514624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called in stating he never received his 1098 and asked can the servicer resend it.
                                           The servicer advised it will take 7-10 business days or can providedover the phone. The borrower stated he like to have it resent by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7704466533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 the borrower called about late fee and one time courtesy late fee was removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9347076426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Inbound: The borrower advised that phone number changed . Servicer advised of different option of payment if did not want
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6338031388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the customer called in to confirm their auto pay has been changed to the 12th and also went over payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2759593116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower  wanted to have their late fee on thei mortgage of the amount of $222.60 waived. The servicer processed a one time courtesy late fee removal on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7275803082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5911449209 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to advise that he already cashed the check for $3.12 and advised to disregard the check that was reissued. The borrower inquired about doing a refinance and was instructed to reach out to
                                           Quicken Loans.  On 04/XX/2019 the borrower called to discuss the account and schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4889552700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to make a payment in the amount of $1300.55.  The borrower was having issues with the on-line website.  The borrower is self-employed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1766691465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to ask why their billing statement reflects a -16.57 and the escrow statement shows a shortage in the amount of $604.77. The service rep explained of the minimum required balance and lowest projected escrow balance and amount needed to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4253772514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A3P made promise to pay $743.43
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7131651241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019, borrower called in wanting to know loan information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2466234022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to get an online password reset and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3947597731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8597642494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3992229749 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Collection comments indicate borrower called regarding notice of servicing transfer.  Agent advise borrower she should receive a letter after the transfer date from Mr. Cooper and it will have new loan number and additional information.  Agent further indicated in the meanwhile she can find information on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
1398494417 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower received a collection call and inquired about principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5533981188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9674541164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to discuss the payment change and was advised that a new escrow analysis was created and that the payment would change effective 12/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9471252197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower wanted to go over the payments and the billing statement. He was not aware that he was behind on payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2852273134 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower set up online account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer denied dispute request due to insufficient information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9531173000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called re letter showing over $3000 due, and they are no longer on a payment plan they are current.  Advised current due only $1337.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8246449264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower  called in to inquiry about refinancing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2164285891 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Called cust regarding payment.  A payment was scheduled and borrower was reminded about the due date and grace period and credit reporting
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2887479353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to get general account information and then hung up after being verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1326357923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018, outbound call made to contact borrower. The borrower scheduled a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2011.  PNC filed 03/XX/2012
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7574857993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to pay $1,054.73 by 06/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8398674227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2873140758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in and scheduled a payment for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5402549819 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower contacted the servicer on 01/XX/2019 to request documents for a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6518302748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to schedule a payment in the amount of $1,640.97 to draft on 06/XX/2019.
                                           The borrower also requested a payoff quote to be mailed to the subject address with a payoff date good through
                                           05/XX/2019. While on the call the service rep updated the borrower's contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7905168412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called, advised auto pay is all set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5335992528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called made payment $1,223.57
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6061455201 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower rejected HAMP modification due to term being extended to 480 months.   Borrower stated
                                           she did not receive any final modification documents.  The loan had been transferred stating she had completed the trials.  Borrower is sending over the letter of entente denying the modification.  Payment for $916.26 scheduled 03/XX/2019 was deleted.  Trial promise to pay $790.11 on 03/XX/2019 was scheduled.  All 3 trail payments were made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7470108329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called regarding payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6151782076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments from 1/XX/19 indicate borrower daughter called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9546842988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower who scheduled payment for 04/XX/2019. Comment dated
                                           08/XX/2018 borrower called in regards to letter showing confirmation for auto draft. Associate explained to borrower that was from XXX and they are not setup for ACH, but informed borrower of ACH and paperless billing.
                                           Borrower inquired about a payoff and was advised payoff is good for 30 days. On 03/XX/2018 borrower called and was informed of the amount due and fees and advised payment was received but was applied towards principal.
                                           Associate informed they would submit task to have funds reversed and applied to fee and informed borrower they are due for the March installment and borrower stated they had to go. Comment dated 02/XX/2017 borrower called to inquire about their February payment. Associate informed the total amount due and advised borrower they would send payment history and if there is any charges that they would like to dispute they can write to correspondence and will receive a response in 30 days. On 11/XX/2017 borrower stated they were not impacted by the hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4300376492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6875685680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 Borrower called to inquire about cancelling  mortgage insurance. Borrower was read the mortgage insurance cancellation letter and provided with the process of cancellation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7961676882 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2018.  Borrower called for assistance an options available.  Borrower has had loss of income, car and home repairs.  Advised borrower of total amt due of $4673.85.  Borrower sent NOI  due to foreclosure amt of
                                           $3315.38 and NOI expires on 7/XX/18.  Advised borrower best option is RPP.  Cust will call back as to what he would like to do because he has to speak with his spouse and wants to make sure has been given the correct information. RPP approval for 6 mths.  Advised borrower of payment hisory and options, such as a mod.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9299922832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1807387140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower contacted the servicer on 02/XX/2018 to schedule 2 payments, each in the amount of
                                           $546.41, to be drafted on 02/XX/2018 and 02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9604848679 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         06/XX/2019.  The borrower was contacted regarding the account and scheduled a payment for 06/XX/2019 and
                    Bankruptcy             accepted the credit card offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The commentary dated 04/XX/2019 states the borrower is waiting for the affirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17 . No damage reported
9944114325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower wanted to know when he will be receiving welcome letter. Advised it could be within the first two weeks of March but file will be transferred starting March 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5349992939 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower wanted to make a payment but did not have checkbook.  They will call back.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8409777395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Talk to borrower regarding TAD borrower PTP $473.98 online 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4576561214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment.  Was having issues making payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8449381913 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in to inform that a double payment was made in error. Service rep verified both payments in April have cleared and there are no stop payments issued on either of the payment. Service rep sent their manager a request to refund the duplicate payment in the amount of $1,201.94. Borrower scheduled the next 2 payments of $1,201.94 to draft on 05/XX/2019 and on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5247994534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make payment via speedpay.  The account will be brought current within the next few weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8361509798 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in saying that they got a refund from insurance and wanted to know how to get the check to the servicer, the agent advised the borrower that they will need to deposit check and rewrite a new check .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4883744606 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower called in and stated that he made the payment for the 10/1 installment in the amt of
                                           $813.70 but received a letter advising that the payment was returned due to unable to locate account.
                                           Borrower states that he wanted to make a payment in the amt of $813.70 using Kathryn Fanale act.  Spoke to
                                           Kathryn to get verbal authorization to process payment in the amt of $813.70.  Advised that payments are due on the 1st of month with a 15 day grace period, after which fees may be assessed and then they are subject to the late credit reporting and collection calls.  Payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6573576306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1081174090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to schedule a payment and to inquire about insurance being paid on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1996032852 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke to authorized third party and proceeded to discuss status of account. Authorized third party stated that she was calling to give tracking # for payment that she just sent, advised 3rd party of  tad on acct of $985.87 for Dec. Rep asked 3rd party if that was the amount that she sent, 3rd party stated yes,
                                           3rd party provided Fedex tracking and id # Rep asked 3rd party expected delivery date and 3rd party stated
                                           next day so Saturday, but Fedex and that it may be first thing Monday. Rep asked 3rd party about setting up payment for Jan and Feb. 3rd party stated that servicer advised that can't because of  account #. Rep advised
                                           3rd party that will do see incorrect accoun t#,  but go to bank to see if something changes. Rep processed payment arrangement and will mail payment $985.87 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7595324169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule a payment and make sure payment is scheduled to come out on
                                           3/XX/26/2019 via Web. Rep discussed Reinstatement Repayment Plan. Rep assessed borrower's financial situation and explored options to avoid foreclosure. Rep advised the borrower of their right to request a follow up meeting within 14 days. Provided the borrower with the toll free HUD number to reach a HUD certified counseling agency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5451008953 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8260193573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call from the new servicer and promised to pay $510.53 by
                                           03/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2133005463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments from 6/XX/18 indicate borrower fell behind due to illness. Servicer advised workout options can be considered if hardship continues. Borrower scheduled payment for 6/22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8945037290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in requesting a billing statement.  The servicer stated could provide a payment history going back to when the servicer started.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9197201809 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1387259197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate borrower called in to make a payment for 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1335381803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                           ADDITIONAL INFORMATION: NA
5477706404 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Outbound call to collect payment,  Borrower promised to pay by 6/XX/19.  Borrower is deceased and indication of related  Executor/XX/06/XX/05/XX/16/XX/03/XX/15/XX/released on 03/XX/2019. The claim was classified as enhanced endorse
                    contractor bid         and release. On 03/XX/2019 no calls were being made to allow time for repairs to be completed.  The damage
                    sufficient to cover    repair amount is estimated at $14,061.00.  Property repair is in process.  The property condition is UTD.  The
                    repairs                current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was initiated on 07/XX/2018 for water damages caused on 06/XX/2018. funds
                    [1] Mortgagor Deceased totaling $7,957.24 were received. The funds were endorsed/XX/10/2018.
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
1875178813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Comments from 10/XX/17 indicate servicer informed borrower of tad including fees accumulated throughout life of loan. Borrower scheduled payment to clear fees and bring account completely current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8114540395 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower verified their information and promised to pay $1,206.57 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 06/XX/2019 stating the loan should be due for August and a payment they made with the prior servicer was missing. The issue was researched and the notes on 06/XX/2019 stated there was no record of a second payment. The notes stated the borrower would need to send in proof of the second payment in order to further research the issue. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2655124714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding payment options and escrow letter that was received. Escrow analysis was performed on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3138439368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to check on the status of the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3483736989 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2018.  The borrower called in and was advised the account is current.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 08/XX/2018 regarding the bankruptcy reporting.  The account was updated to suppress 02/XX/2018 due to Chapter 13 discharge.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6675977374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Comments from 9/XX/17 indicate borrowers income was affected by family member illness. Borrower agreed to trial modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6196694865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to ask how to add their spouse onto title.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7556580865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in regarding a payment that had not been withdrawn from their account. the borrower was advised of funds being returned due to incorrect banking information. The payment was set again with correct banking information. The borrower stated the reason for delay in payment was due to being paid at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8360092792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called with general account questions and scheduled a payment for 04/XX/2019 in the amount of $803.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1600932767 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called to inform she made a trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3067534777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4897731470 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talk to borrower about unpaid balance from 2016
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4402574268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1788473107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in saying the account is set up on ACH and next payment is due for February.
                                           Borrower state there are late fees and inspection fee. Rep stated the fees can be paid at any time prior to the lien being paid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7866910780 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower called in for total amount due and borrower stated he's receiving a lot of phone calls.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and window screens.  The borrower stated no claim was filed.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5824287282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in regards to the additional fees on his account. The RFD was due to "Other".
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3410918452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in and did promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1492785803 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to confirm the auto pay was set up. The agent confirmed the withdraw date of
                                           4/XX/2019. Also completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7897642116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to see if payment for Insurance had been sent
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9761716685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Servicer spoke with brw about final mod docs; her new payment will be $1121.12; servicer processed payment for that amount for $7/XX/16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1350813796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding a double payment being made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4681609415 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower returned servicer call and updated mailing address.  The borrower declined to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6637340315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2126596478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 borrower called to say they will send in payment next week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7225150684 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called in to discuss the account.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9669810048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about recent payment.  They don't have funds available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5223403249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower was advised of total amount due and borrower stated payment was mailed but didn't remember the date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3883065688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1657244156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3173782903 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called to make payment through ACH not reflecting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2729554589 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2007.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2007.  A motion for relief was filed 11/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9353020600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7070682738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  05/XX/2017 - talked to non-authorized 3rd party - advised party cannot give any information without proper authorization
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5722005459 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7825512992 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   06/XX/2019.  Spouse called about the transfer letter. Agent confirmed the loan will be transferring as of
                    Servicer responded and 3/XX/2019 to the new servicer and that they should be receiving the Welcome packet soon.On 06/XX/2019 the
                    appears issue is       borrower called in to make a payment of 437.01.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called due to a double payment being drafted and wanted one refunded. This payment was reversed and applied to the borrower account on 3/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The third party called on 3/XX/2019 to report a claim from 3/XX/2019. Funds of
                                           $7915.97 was received on 3/XX/2019 and sent for endorsement. The endorsed check was sent back to the borrower on 3/XX/2019. The claim was classified as non-monitored on 3/XX/2019.
3221778394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in with a couple question, advised the borrower of the modification process and her new documents. The borrower agreed to send her first payment in with documents for June 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1528582377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Customer called in to see about the docs he requested for the final mod docs to be sent to the inbox.  Advised that it's still in process.  Advised about final docs and customer stated will send docs in and rep provided address to send docs to.  Advised of seterus.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Comments state Bk discharged on 12/XX/13.  No other information provided in comments
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9940262884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in regards to statement that shows they owed for two payments and was advised the statement was generated prior to payment posting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9355463760 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 07/XX/2018.  7/XX/2018- Auth 3rd party called in to see TAD and also inquired whether a pmt had been returned advised of TAD and that May pmt was returns which cause the account to be behind one month
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Bwr dispute late fee
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8245956441 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower promise to pay $972.41 on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3831652399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8012472777 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6401112992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in about a letter received stating loan was in default. Service rep advised of some adjustments being done oto the loan and the funds will be re-applied to the account. Advised borrower to call back in 3-4 business day to follow up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9006648065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 inbound call, borrower calling to confirm if wire sent was received, advised borrower that the wire was received, also advise borrower of total amount due 2,227.05 09/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7963539807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Called borrower needed insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1240669222 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to inquire about their suspense account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2528553123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in 3 payments, 2 for $1,863 each  for 12/XX/2018 and 1/XX/2019 and 1 payment for
                                           $1,967.59 for 2/XX/2019 and states should be able to bring account current in 3/2019. Borrower also wanted to discuss escrow information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8230402638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called in and inquired on the account status. The borrower was advised the payment was late. The borrower stated their daughter takes care of the payment, they would let her know and make the payment by 08/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6076578578 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called in to discuss account, advised to send in death cert for spouse  Borrower is
                    and documented         deceased and Executor/XX/27/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5774411621 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Borrower called in regarding payments states has been making payments online but payments have
                    and documented         not cleared account rep advised cue to payments have been returned NSF. Bororwer PTP $4,147.20 online today.
                                           Borrower is deceased and Executor/XX/25/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6120057117 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 11/XX/2018.  Borrower called to address a mix up with the ACH information online and asked if late fees could
                    - Executor/Heir exists be waived.  Agent advised to submit a written request.  Borrower is deceased and Executor/XX/03/2013.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3663410056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding a double payment that was made. A request was submitted to have one payment returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5430948364 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         05/XX/2019.  Inbound call regarding account status and billing statement.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 03/XX/2016.  Relief was granted as of 11/XX/2016 as  the property is no longer included in the plan per notes dated 06/XX/2018. The amended proof of claim was reconciled on
                                           08/XX/2018.  No evidence of case closure was cited.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6983912101 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to discuss loan status and stated doesn't know why loan is behind.  Agent offered repay plan and advised a letter will be sent to confirm arrangement.  Borrower scheduled three payments through 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6945236285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in regarding negative escrow and states borrower 2 may send in shortage amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4048098593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7888589433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to discuss passed due balance.  Reason for default was due to short term financial hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5080983888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower made a payment in the amount of $1266.29
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1783499182 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower called to find out when his loan was started and how much the original amount of the loan was for.  Advised the borroer of that information.  Borrower does not have ACH set up to come out today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1338544363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3849970115 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested to have his online password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8063317509 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Borrower will make a payment in the amount of $1682.14 by 08/XX/18.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6065647096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2010.  A motion for relief was filed 06/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5197792212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment. Also declined paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3665047320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to advise their HOI was not paid by escrow as they received a notice from the insurance agent. The call was transferred to the insurance department for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6420061088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8879100835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9839098460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9516673839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1906405539 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The authorized relative scheduled a payment and updated the contact information during the indication covered by  welcome call.  The representative walked the person through setting the account up online and setting up auto
                    insurance              pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 05/XX/2018 advising the floor in their kitchen was damaged. The borrower referenced a tilted tree by the sidewalk and was unsure if that was connected to issue in their home. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXX Wildfires noted on
                                           11/XX/2018. No damages were reported.
1785367386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Comments from 9/XX/18 indicate borrower screaming at servicer to update insurance info. Servicer provided fax number to submit policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5057869650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1660517902 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2401928107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke to the authorized third party on the account. Advised of the total amount due, the third party advised that they will not be able to make a payment this month. Updated financials and third party advised they maybe able to make a payment at the end of this month to avoid the negative credit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2499082821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2208454123 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Inbound call regarding past due amount, which borrower agreed to pay.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  An attorney called on 9/XX/2016 on behalf of borrower and disputed the payments on the new modification saying the previous Servicer had a different payment amount. A written dispute was received on 09/XX/2016 at the request of the servicer. The dispute was resolved on
                                           10/XX/16 and a response was issued on 10/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9704584668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower wanted to know what next steps will be needed to change insurance carriers and the borrower had questions about HAMP, wanted to make sure it was legit and not fraud.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1003885511 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in for the total amount due to bring account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Most recent collection comments dated 6/XX/19 mention Bankruptcy no detail concerning bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to fires in the XXX area 4/XX/18.
                                           No damage reported
9847355558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to make a payment, speed pay was taken, and confirmation number was provided to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8860452538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018 the borrower wants to confirm the payment date and questions about modification.
                                           The servicer advised the borrower of the ACH on 09/XX/2018.  The borrower received modification documents from the year 2000 and asked if they needed to be returned.  The servicer advised no, they are for the borrower's records.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5897974145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to complete a payment by phone in the amount of $476.52. Borrower also stated
                                           that the late charge was suppose to be waived. Agent did inform the borrower of the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due hurricane XXX 9/XX/17. No damage reported.
9334516215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower was contacted regarding payment and advised of the total amount due.  The borrower did not understand why was getting calls since not in foreclosure.  The servicer advised correct, the calls are for prevention.  The borrower was advised of the account being 30 days past due from the payment increase for 10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8621685552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2228596168 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower caleld to see why the unpaid principal balance increased after the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6861137594 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/05/2010.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1488136428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get loan number and verity account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7732753905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promise to pay $720.11 drafting on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2935977179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and requested to have the modification removed. the opt out was approved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1615052638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound bankruptcy call.  Borrower called in to be removed from marketing and privacy sharing.
                                           Servicer coded do not solicit, updated phone numbers and completed welcome call.   Borrower scheduled a
                                           payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1246050625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $709.42 by 03/XX/19. The welcome call was completed,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4583402322 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower stated unemployment as reason for default and was advised of total amount due.  The borrower stated they made a payment through bill pay the same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3879578163 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to verify application of principle curtailment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1619793201 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Non authorized person on acct called in an advised that she keeps getting calls from seterus and she does not have a loan with us.  She advised her name and verified the number and rep removed the number for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  the only info in the comments is that borrower filed Bk back in
                                           Aug or Sept 2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7209298191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in regarding account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5694277095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized 3rd party called to confirm that the account  was current.The agent confirmed and the call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6268972009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1927971871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower sent an email asking to go paperless.  The borrower is represented by an attorney and that request must be submitted by the attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  No bankruptcy details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2973122993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments from 11/XX/18 indicate borrower informed mod completed and loan is current through 12/1.
                                           Payment processed via speedpay for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3373001576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower inquired about paperless statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1551846809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5199134528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower contacted the servicer on 01/XX/2017 to inquire about the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6795415904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and promised to pay in the amount of $414.72
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8747385751 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 6/XX/19 to schedule a $1440.40 payment for 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/2016 reflects that the property was located in a FEMA natural disaster area due to a hurricane.  No damage was reported.
4626905569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower advised Nov and Dec slow, no weather that increased pay.  Jan and Feb as well.  Borrower self employed.  Processed Speedpays.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7192538598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7200703451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The welcome call was completed with the borrower and they scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8390880626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay in the amount of $1355.94.  The borrower asked how paying down the principal will effect the account.  The servicer advised it would help pay the account earlier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8223597201 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  The servicer made a collection call regarding payment.  Borrower is deceased and
                    and documented         Executor/XX/13/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6668982098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower called to make a payment as was unable to make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3676634980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  03/XX/2017 Borrower was called in reference to payment due and spoke with authorized third party.
                                           Third party stated made payment on 03/XX/2017 with bill pay. Third party was advised payment was made but has not posted yet. Third party was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9295983750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5493904252 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  The authorized relative called and disputed the unpaid principal balance.  The call was escalated and the agent explained why a payoff quote is more than the unpaid principal balance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The authorized relative called and disputed the unpaid principal balance.  The call was escalated and the agent explained why a payoff quote is more than the unpaid principal balance.  The dispute appears resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           10/XX/2018. No damages were reported. A partially monitored insurance claim was filed for water damage sustained on 02/XX/2016.  The recovery check for $3,175.72 was endorsed and released on 07/XX/2016 and the claim was closed on 08/XX/2016.  A partially monitored insurance claim was filed for wind damage sustained on
                                           09/XX/2016 per notes dated 09/XX/2016.  Recovery checks totaling $946.42 was released and the claim was closed on 03/XX/2017. A non-monitored insurance claim for water damage sustained on 12/XX/2017 was filed per notes dated 01/XX/2018.  A recovery check for $7,796.93 was released on 02/XX/2018.
9125059275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6531964953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Spoke with the borrower and advised total amount due. The borrower states that she mailed check in already.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4340344204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to updated phone number, promise to pay and general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property was located in the disaster area of
                                           Hurricane XXX. On 12/XX/2017 the borrower filed a hazard claim for roof damage, the claim was closed on
                                           02/XX/2019.
4879175406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Outbound collection call to borrower regarding when they will be making payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3456140279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments from 1/XX/19 indicate borrower called to schedule payment for 1/24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1724550171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower was advised of total amount due and forbearance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4667913500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 Borrower called stated thought payment was made already for 12/XX/03/2018 but payment was for the month of November. Borrower stated made 2 separate payments for the month of December. The call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9986783650 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9852051431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer called in about a letter they received about money owed. They were informed the recovery fees were legal fees that came after they reinstated and they can send in a letter to dispute them.
                                           While the customer was on hold, the call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8065039929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The servicer informed the borrower on 10/XX/2018 that the next payment, in the amount of $906.10, is due on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1408915595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in regarding change in insurance companies and inquired when they will receive another escrow statement. The borrower was advised when escrow analysis are done and of the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3096229197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in to verify trial was ok and rep said yes as long as they continue making the payments as they have been.  Borrower asked if the payment is due on the first.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2546428471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to completed a promise to pay via the web. Borrower also called to inquiry about a loss draft check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1220792408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to check on March payment.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9135704684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in to inquire why the account was escrowed as they had paid their insurance already. The borrower was advised of escrow requirement per the modification and outstanding taxes that were paid. The borrower was advised on the trial payments and the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/17.
6969578367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party stated they had not received welcome letter after transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4408727294 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    10/XX/2018.  The authorized third party called in to authorize another third party on the account.  The call
                    bid                    was to make a payment but the foreclosure code.  A request was entered for the ACH form.  Borrower is deceased and Executor/XX/04/XX/20/XX/01/2018.  Due to the borrower being deceased, claim checks need to be re-issued
                    [1] Mortgagor Deceased and sent in to process the claim.  The new checks have not been received.  The details of the damage and
                    - Executor/Heir exists status of repairs were not provided.  The damage repair amount is estimated at $31,156.30.  Property repairs
                    to dispose of          have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                    property; identified   ADDITIONAL INFORMATION: NA
                    and documented
9109011734 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 to make an insurance payment.  Flood insurance is required.The borrower promised to pay $834.08 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3096239027 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 to request the 1098 be sent via email.  The representative helped the borrower to find the document online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6755215205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Servicer advised borrower of unpaid principal balance of $61037.57.  Reason for call is in regard to statements.  Servicer advised cannot send a monthly statement due to no reaffirmation on file
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6265431073 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called to make a payment and confirmed that the property is owner occupied.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states that this account indicates that seven months worth of late charges have been assessed. Servicer stated charges in question are subject to bankruptcy approval.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3817448644 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borr requested information about bi-weekly payments.  Advised it would be sent out to him.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CB called stating a Citi mortgage was showing on her credit report in error.  Said is was refinanced our of her name.  Was advised to contact the CB directly to dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2066443026 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower was called and given the total amount due.  The borrower stated that they can't make indication covered by  the payment yet because the funds were not available yet.
                    insurance              04/XX/2019 - Borrower called to get year end information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [3] MI Not Being Paid  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    As Required            FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 10/XX/2017 advising their fence and pool were damaged due to Hurricane XXX. There was no sign of a claim or any completed repairs.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
6241948531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment in the amount of $1,257.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3231081473 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in and requested a 12 month payment history. The agent emailed the payment
                    from mortgagor         history to borrower.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit dispute and servicer updated appropriate information as of 2/XX/19
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
7876125097 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Borr called stating his billing statement was wrong and a payment had been misapplied.
                                           His statement stated his payment had been applied to the suspense account and that he needed to make up the difference and bring acct current.  His account should be paid ahead. Confirmed next payment due date was
                                           09/XX/05/XX/24/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8779879357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower was contacted and stated that their reason for default was due to car repairs and expensive vet bills for their pet.  They stated that had a payment scheduled for 2/XX/23.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4360456338 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Customer called in because having issues getting into seterus.  Cust did advise that she knows her username and she was actually locket out.  Sent cust a temporary password and she will try that password when she is at her computer to gain access and then change to a permanent password and see if she can regain full access and use of seterus.com.  Customer called back and stated website is giving her the wait for 24 hr message an woud like me to unlock acct.  Advised customer if it's telling them to wait 24 hrs cannot unlock
                                           it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8875084590 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in reference to receiving a letter about re amortization of the balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4153010806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for June.  Payment scheduled for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9039844876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for new loan number and to inquire why payment went up. Servicer advised was probably due to an escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6349586571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and wanted to check on payment to Homeowner's Insurance. Agent advised check was  sent out 5/10 should hvce received check already.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4956847963 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and discussed payment and insurance.  Payment scheduled for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8503477114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5202662622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower said wanted to purchase a new property and needed the contact information for loan officer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           03/XX/2018.
6044007483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 3/XX/19 - Outbound call made to discuss bad address. Discussed payment arrangements and processed a promise to pay iao $565.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3606004398 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018 Borrower called to inquire 1098 document. Borrower was advised on how to enroll into online account to retrieve documents. Documents were also sent to Borrower's mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8423599750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer called in to get new loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2685315350 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Went over late payments with borrower who gave several reasons for it being late.  Borrower was concerned about not being able to pay online.  Agent explained it was because they had received erroneous bank information several times and the online access had been disabled.  Borrower could give no promise to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5629023756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower will make payment via
                                           IVR on 4/2.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5265735322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Made a payment and provided 3rd party authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2927317821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1020462887 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in for information pertaining to the transfer, updated borrower information.
                                           Advised borrower of escrow analysis to be performed this month and there may be payment changes. Borrower is interested in refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2837214114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower scheduled payment $1003.62
                                           Borrower called to make February payment.  Refer to prior notes with borrower, the last contact with seterus wason 1/11 and provided borrower with loan summary.  Offered to take payment today for February installment or we can preschedule a payment to be withdrawn from bank.  Borrower agreed to set up payment to be drafted.
                                           Advised processing fee is $0.  Borrower authorized rep to secure payment from bank act.  Rep advised confirmation will be mailed to borrower.  Processesse
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9283918864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9770659561 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to make a payment in the amount of $2481.67 and scheduled the next 3 months payments  on 09/XX/2017, 10/XX/2017 and 11/XX/2017 in the amount of $604.98.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9289535991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  borrower called regarding viewing 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6305205323 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in for account status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.  Filing date was not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6331157564 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to request payment correspondence to be submitted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4016921695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower made promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5856872827 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss refinancing and to see if payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8599540924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to discuss their payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6844927272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments show contact with borrower regarding final executed modification documents and payments, borrower advised they had mailed final documents back. The servicer offered to setup payments for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7549802172 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower wanted to see when the next due date was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2572351565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to confirmed that all of the loan payments were received and schedule a payment of $666.55 for 5/XX/2019. The new servicer verified indeed all payments were received and conducted a welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5932974046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4947577665 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  The last contact was made on 3/XX/2019, in which a third party had a payment inquiry.  Borrower
                    - Executor/Heir exists is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    to dispose of          unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9055695962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4225073028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to find out why paying a late fee ever month. Researched and realized has been making the new escrow payment not paying a late fee plus old installment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8996914433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment in the amount of $1551.05.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1645388674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and wanted to make a payment. Borrower was advised to wait until loan has boarded. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6939835190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment in the amount of $1068.21 scheduled for 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8913540625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2933309033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1894665372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to go over the loan transfer information and stated that he will be making a payment online tomorrow. He requested the unpaid principal balance and wanted to know when the loan will be paid off. The agent assisted and the call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9619352869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called to inquire about billing statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5265228247 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized a payment in the amount of $559.67.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5217795383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 the borrower called in ; RFD illness of borrower. Inquiring about letters in the mail. Spoke about negative credit report but no indication of a payment made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2840427171 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called in regarding the welcome correspondence. The servicer advised the loan was indication covered by  transferred from prior servicer and conducted a welcome call and answer borrower questions and concern,
                    insurance              assisted with online registration and schedule 2 future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 11/XX/2017 stating their windows and gate were damaged due to Hurricane XXX. There was no sign a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
2237634973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in due to a double payment deducted on account. Agent advised borrower that
                                           Servicer will have to call Bank to verify that the payment has cleared. As per Bank rep payment has cleared.
                                           Agent advised that it will take 24 to 48 hours to reflect back on Bank account. Borrower states that needs the funds back as soon as possible and 24 to 48 hours is to long. Agent advised that is the time frame and cant submit it any faster. Advised that what cause the double  payment was that when the changes were made to the
                                           payment amount there was a pending payment already for that date of        05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8103221343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment in amt of $641.97.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5949373222 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called to see if June payment was received, and agent advised it was.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called in regarding an extra $25 charge from a returned payment. Customer wished to dispute and rep provided fax number of where to have written request sent in.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 11/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
1137534992 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called  inquiring about escrow , has new insurance  and wants an new escrow analysis. Promised to pay $1722.29 via web by 3/XX/19.  On 04/XX/2019 borrower called to get an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4422616668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower requested that the ACH to be delayed to next month and had a payment set up for
                                           9/XX/21/15. No damages were reported.
8387120384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to get password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.
                                           ADDITIONAL INFORMATION: NA
2504684226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2003648667 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 12/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9372532104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower mailed payment on 2/XX/19.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8082795084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to go over account information and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8810630148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower promised to making a payment in the $1111.18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1078425510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to secure a 3 payments for 3 consective months of 816.73 for 14th of Jan,
                                           Feb and March 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9865567886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2851514660 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  AUthorized third party called to get general loan information.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [2] Damaged Interior - FORECLOSURE: No evidence of current foreclosure activity.
                    Active insurance claim BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    but unclear who holds  LITIGATION: There is no evidence of litigation on the file.
                    funds or covered by    TITLE ISSUES: There is no evidence of title issues.
                    bid                    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 09/XX/2017 a claim was initiated for damages caused by lightning on 04/XX/2017. The notes at that time also referenced a check for $870 was received on 09/XX/2017; however, the check was sent back to the borrower due to it was missing their endorsement. There was no evidence of the borrower sending back the check or completing any repairs.  The damage repair amount is estimated at $870.00.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1685398609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1820590735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to set up payments for 05/XX/2019 & 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4377237289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Call and spoke with the borrower who advised he is not able to speak with us at this time as he is going into an important meeting and asked that we call back another day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3769827209 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  02/XX/2019.  02/XX/2019 Borrower called in, in regards to technical issues. Borrower advised RFD is due to
                    insurance              plumbing issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [3] MI Not Being Paid  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    As Required            FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 11/XX/2018 stating the property was damaged in October. On 02/XX/2019 the borrower confirmed the damages were in regards to plumbing problems, and were mostly repaired. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4145926742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to request billing statement from 2014
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7836317637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower wanted to make a payment with a credit card, advised we can not accepts cards
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7792091460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2088783087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4279045211 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5046502478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2313999270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2033945712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 11/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  On 09/XX/2017 the borrower called in to inquire the amoun of reinstatement; was advised that home is in foreclosure status with no sale date. Said they would overnight a payment on 09/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1380270544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to confirm the loan was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7960487437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in to inquire about the mod docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4962356924 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of
                                           $1,871.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2908135228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9397513648 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and a welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9558380077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to see why payments changed and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5577918776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party called yo get 1098 form.  Called borrower to fully verify and provided 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8231475900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to request the mortgage insurance be cancelled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 1/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
3640979608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4199111004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7435125441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised of the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in FEMA disaster area due to wildfires as noted on 03/XX/2018.
1293839908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Comments from 6/XX/19  called to see about payoff early, and general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4134341347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss billing. On 03/XX/2019 the borrower called in to make a payment of a 407.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8241347725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about making a payment and scheduling another one.  The servicer advised them
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6611010154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in for assistance accessing their online account.The borrower was assisted and they stated they would be making a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1258613984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called to set up payments to come out to get acct current by end of the month.  He stated he is getting overtime on next 2 paychecks for April.  Verified bank into and auth on checking acct.
                                           Gave borrower confirmation number.  Processed payment in the amount of $1965.01 on 4/XX/1 and payment #2 in the amt of $1965.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7925300073 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    05/XX/2019.  The borrower inquired about payoff information.
                    requested within the   05/XX/2019 - borrower called to check on receipt / posting of recent payment
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4215867026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about payment change and was advised due to escrow change.
                                           The borrower set up a payment for 4/XX/19.  The servicer went over welcome call information and was advised of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6337713299 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8179328975 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  Third party called in to start the successor in interest and wanted to go over the suspense
                    - Executor/Heir exists payment. Third party made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    to dispose of          identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
7078328989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 05/XX/2021.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and stated would like all prepayments to be refunded. The borrower said that keeps getting documents that loans are paid in full and wants to get payments refunded for all borrower's associated accounts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 02/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8881506681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was dismissed on 05/XX/2013.  The proof of claim was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1952615872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to pay $851.81 by 7/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7487181278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower made a payment in the amount of $1203.74
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9907286223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1423360021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower made a payment
                                           01/XX/2019-Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9950117433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8029885856 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called in regarding grace period.  Borrower is deceased and Executor/XX/16/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3192967857 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding the insurance payment. ACH lead accepted and instructions were emailed to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1368345640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get address for bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1625326645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Borrower made promise to pay, went over account and payment options.
                                           03/XX/2019-Borrower wanted to know if payment was posted, and agent advised funds will transfer over and to make 3/XX/2019 payment.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7592625823 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The authorized third party called to make payment to the loan.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2099757198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  (10/XX/18)Called and spoke to authorized third party, borrower's spouse and provided total amount due. Third party promised to make payment on web.

                                           On 4/XX/19 the borrower called  to add the ex spouse as an authorized 3rd party to the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1873505975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6795302203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated will be having surgery today and called to register account to pay online.
                                           The borrower made payment scheduled for 4/XX/19, 4/XX/19, and 5/XX/19.
                                           06/XX/2019 - Borrower called to inform us they are switching insurance carriers
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8479263595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower advised of amount due, she said she made a payment via wire xfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX 11/XX/12.  No damage reported.
2420041871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower, husband gave the wife the authorization to speak with the agent concerning the account. The wife called in regards to wanting to know options for a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported.
2804264260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower 2 thought was current even if applying for modification.  Asked to know why payment was late if pays every month.  Advised 9/XX/17 payment covered escrow shortage of $2879.85 which left the Sept payment open.  Advised not able to give modification based on income but was offered FlexMod option.  Will discuss with familty to see if can bring current or accept Mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5884358757 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2018.  The borrower called in to state she was unable to see the pay info on the website.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and fence.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5603549497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Commentary states borrower called in regarding payment receipt and payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4831694140 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4615312674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make sure his payment was applied to next month.  Was advised the payment was short.

                                           borrower called to make payment of $1,575.86, borrower asking about payment change due to escrow account.
                                           Advised escrow detail mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5828834740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called for the insurance department and was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9195822847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7484557920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to schedule the March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4921702314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in for help, they were not sure why they were behind. The borrower was advised of the modification process and escrow details. The agent advised that collections will happen every 5 days until payment has been set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1066185095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called on 05/XX/2019 regarding the amount taken out of the account on a bi-weekly payment schedule.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3139361840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called about paying the escrow shortage and was advised a request had been sent to update the escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7765675851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to confirm the email address was correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2164226207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4816938590 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  Borrower called in to request payoff.  Borrower is deceased and Executor/XX/24/2019.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4086121875 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to confirm autopay setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1473219214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1727270333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and stated their taxes incorrect. The agent reviewed and information and stated that the information is incorrect.  The borrower has also requested the additional fund that they have paid on their account be paid toward the principle and they will call back to make the rest of the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9556526920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3915272302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  borrower called regarding payment inquiry, keep getting statements showing owes exact house payment $667.64
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7284831307 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/XX/07/2015.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4371593571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6953954853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9926325080 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 and the payment mailing address was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  No bankruptcy details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6314857278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3310096917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to inquire why ACH is not drafting from account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5237100041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called KYOCC provided. Demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9839841844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7396181107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4494824141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called regarding the letter they received about transferring to a new bank. Advised of the total amount due and that the loan will be transferring as of 3/XX/19. Advised nothing on the loan will change and they will receive a welcome packet from the new bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3067223207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and schedule a payment of $755.48. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3150856004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about account status and amount due,  They will make payment online.
                                           05/XX/2019 - borrower called with a promise to pay $577.81 bu 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2360158351 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower called to make a payment. Borrower advised was on a payment plan with prior servicer indication covered by  that ends 4/XX/16/XX/13/XX/06/XX/11/XX/12/2017 indicated the property was located in a FEMA Disaster Area due
                    insurance              to Hurricane XXX.
5646380777 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  A verbal credit reporting dispute was placed and resolved on 06/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 06/XX/2019 referenced a credit dispute was received. The notes also stated the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2391658542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6151223673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to see if they had made June payment and was informed by the servicer that nothing has been processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7836316588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and asked why homeowners insurance wasn't paid.  Servicer stated check sent 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was initiated on 12/XX/2016 for water damages caused on 02/XX/2015. A check for $5,761.99 was received on 12/XX/2016. The notes indicated all funds were released and the claim was closed on 12/XX/2016.
5404450243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound call requesting help with making a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2851744829 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower called in due to making double payments. Borrower wants to move principal payment to payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3543645650 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The authorized third party called to get payment information and made a promised to pay $1,174.12 indication covered by  by 3/XX/19 via web.  Borrower is deceased and Executor/XX/15/XX/12/2017.
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
8711281321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 - talked to borrower - received letter regarding escrow - advised borrower we only do projections and send estimates to our borrower - advised of new amount due
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7444159002 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The third party called to ask if the Executor of Estate documents from the other account could be
                    and documented         used.  The representative advised that the documents were already received and would be sent to have them updated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2178845094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Call received from borrower, associate inquired if they were still represented by by legal council. Borrower stated yes and they only call for the lockbox address as they were directed to start paying directly since the bankruptcy is almost over and asked when will they have online access. Associate informed borrower access will be granted when legal representation is removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4862290729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to see if payment was received, and agent advised not yet.  Borrower scheduled a payment.
                                           05/XX/2019 - borrower called to reset online password so a payment could be made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9473257975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018 the borrwoer was called for payments but declined future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7553785678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9176724898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and requested their 1098 be sent to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9426413626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Outbound collection call to borrower resulted in them stating the spouse has been responsible for paying the bills for the past 6 years due to the borrower going through some medical issues. Borrower suggested they collection agent speak with the spouse because the borrower has no clue what other bills are due or how much the payments are.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3965677258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make her March payment. The welcome call was completed on this call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6042404562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Outbound call for payment.  Borrower answered and told agent not to call that number again and disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6168139695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/2018 - borrower called - finished making trial payments what happens next - advised borrower to continue making payments until modification closing documents are prepared and filed.  those documents will be sent to borrower for signature.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4867430157 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to make a payment and the welcome call was completed.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7962591019 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Inbound call to get help with making an online payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 06/XX/2018 stating they had to spend $6,000 to repair damages to the property after
                                           Hurricane XXX. There was no mention of a claim. There was no evidence an inspection was completed confirming the status of the repairs.  The damage repair amount is estimated at $6,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5108932635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9762047519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1203642026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and advised his ex's wife should not be on this account and now her name is on a surplus check.  Borrower was advised to sent divorce decree.  The borrower promised to pay $1241.85 by
                                           5/XX/19 via bill pay. Borrower accepted the offer for paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2734451428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about why they haven't received a welcome package and was advised it will be mailed by 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7330698243 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower scheduled a payment for $2,423.80.  The homeowner inquired about a payoff and was provided the amount of $128,310.36.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2231171695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 TT borrower, KYOCC provided, general account informaion, had problems ith website for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2509283112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in and discussed the terms of the final modification document and how to send it back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6652397880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower called about the statement showing a large amount. Lender advised of the 2 payments due in the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4377695264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower discussed escrow analysis and new payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8313712806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6260582020 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in inquiring about escrow. Call was transferred to active Bankruptcy and    they
                                           were closed. Agent advised borrower to call back after 8:00 am, central time. Borrower stated is not in BK.
                                           Divorced spouse over 5 years  ago and wanting to refinance to get name off the loan. Borrower stated never filed BK and been making full payment to the home alone. The spouse name is on the loan but not on the deed.
                                           The borrower was advised of total amount due and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7248008843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment for 6/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  bk terminated as of 4-5-17
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3273814170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in regarding the servicer transfer and concerns that they had already made a payment. The borrower was advised that it would be fine and to wait for the welcome packet from the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7645793600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquire about payment correction that should have gone to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3200493973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Authorized 3rd party called stating they were unaware of the checking account being changed . A payment of $535 was process and declined future  dated payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5543973561 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called to make sure the ACH was transferred over.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated on 09/XX/2016 they were disputing the $255 in property inspection fees. The servicer advised they needed to send in the dispute in writing. There is no evidence of a dispute being received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5622170875 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called regarding uncash check letter received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1843494366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5431348745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Payment inquiry- removed bad address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1113857110 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9588685222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Borrower scheduled payment for 05/XX/2019
                                           On 10/XX/2018 Borrower called to inquire payment amount for the month. Borrower was advised payment amount and stated will mail payment in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  04/XX/2019- Inbound Bankruptcy call
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1908558384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called regarding the status of removing the ch7 bankruptcy from the account. The borrower state they never filed bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5106301639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer spoke to the servicer to discuss change in payment after the review as escrow increased from $197.98 monthly to $240.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1015021096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to make payment and reset password to pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3710435822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called and stated is in an active trial modification plan but receiving notices of a foreclosure sale date on the 21st. Agent notified the appropriate department to stop the sale date.  Borrower stated had a divorce in December of 2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6065956972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to confirm correct account information was used to process payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3999217690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called  and stated the RFD is due to business failure, spouse is still working but business  has lost a few clients. Made a payment of $1387.56 via seterus.com
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6736925921 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2937095496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discussed insurance premium has been paid and it is with State Farm confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  There was a chapter 13 bankruptcy that occurred before the collection comments start date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3134116429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire about payments. The last contact with the borrower was on
                                           06/XX/2019. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 05/XX/2012.  Order Striking Chapter 13 Plan for failure to conform with the
                                           Model Chapter 13 Plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Georgia Hurricane XXX
                                           (DR-4338) declared on 09/XX/2017. No property damage reported.
3943072317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get copy of insurance declaration page. The servicer conducted a welcome call. Provided borrower the email link for rapid registration  for loan account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2052915187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 Borrower is going to pay shortage as well as send in a letter, as she is protesting her escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2684190958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6507961903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7217116985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Contact with borrower regarding loan status and payment. Servicer advised borrower husband sent wrong amaount. They also  advised borrower upcoming new payment due to escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2289429894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  On 4/XX/2017,borrower called in regards to the ACH not going through.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3794169803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower inquired about money in suspense.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9864566189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5742943017 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6709047666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower received a collection call and was advised of total amount due, the borrower scheduled November and December payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5573771138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower has always paid on time so not much borrower contact.  Last contact was on 06/XX/2017 and just spoke of general account info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3092741963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1189537649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Welcome call completed.  Agent advised payment increase due to tax increase raising escrow amounts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7060452021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to make payment and set up online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1984777663 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called and stated he hasn't received his 1098.  Rep confirmed the loan will be transferred as of 3/XX/11 verbally and gave amount for mortgage interest paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4494454245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party spouse called in regarding payment misapplication. The agent submitted a correction request to move funds from additional principal to the July payment as it was intended for.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7543466866 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 01/XX/2018.  Claim funds in the amount of $15060.86 were received on
                                           11/XX/2018 and were released on 01/XX/2019.  The claim is pending the 90% inspection.  The claim was noted on
                                           04/XX/2019 as enhanced endorse and release.  The damage repair amount is estimated at $15,060.86.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5960161003 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called on 5/XX/19 and scheduled a $765.66 payment .  The Welcome Call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3507064268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1045568777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Asked Borrower for intent with August payment, Borrower scheduled payment for the 15th.  Asked if self employed, stated has rental property and tenants were evicted and had to catch up from that and has been doing Uber to catch up on bills.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8947527096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6325072705 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised of the total amount due and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6665588629 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    06/XX/2019.  The borrower wanted to be able to transfer the loan from the borrower's name to the ex-spouse's
                    requested within the   name.  The call was transferred to the refinance department.
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3179661284 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called for online account assistance, the servicer reset the password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2110869280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7716223119 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8801722708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Authorized third party borrower bankruptcy attorney  inquiring status of payment history. The servicer informed the attorney there was no written request but a verbal request. The servicer advised will have payment fax over to him today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2017.  The proof of claim was filed 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9207658425 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  borrower called regarding final modififcation documents advised mailed 05/XX/2017, need to be returned 05/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5977895207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and scheduled two payments for 5/XX/19 and 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4424848331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on  the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4617394955 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower asked if servicer received new insurance, and agent confirmed.  The borrower also asked for new payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6973919261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Authorized party called  to inquire about the mod, will be sending the documents in today
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2757411632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1700569019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3293852308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in to scheduled a payment in the amount of $642.94 for 9/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9502606940 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower advised the RFD is due to car issues for the last 3 months and advised that she
                    and documented         would bring the loan current by Friday.  Borrower is deceased and Executor/XX/25/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4151311159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  On 05/XX/2017 the borrower called regarding the modification agreement he received, he requested verification on where to sign the agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2619076519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5024226560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to schedule a Promise to Pay payment for 416.08 effective
                                           4/XX/2019  Borrower also called to verify if a payment was received on the account The agent was able to verify the payment as received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3519934474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to confirm the status of their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6157403666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested a copy of their year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5288587510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called inquiring about their premium being paid and refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9173825217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3785596643 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called and stated he was calling to ask to have his late fee waived as he has never been late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9955938791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in payment for $2,355.66 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3711350632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8914050867 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to update the phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6236581372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9182918737 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Spoke with the borrower, advised of the total amount due. The borrower secured a payment in the amount of  $504.42 . Advise the reason for default is due to illness.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8287673912 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The reason for the call was a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3504280973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4921565413 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  A third party returning the automated call.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3991289745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 scheduled payment for 06/XX/2019 $1,164.52, provided KYOCC, updated phone numbers and email addresses.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3158540455 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7638662228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called to find out how to give a 3rd party authorization on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4395099526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment in the amount of $1205.42
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to CA wildfires on 10/XX/17 (DR-4344).
                                           There is no damage to the property.
4250347107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Talked to borrower regarding TAD borrower states will be paying loan off by 8/XX/2016 or in one month.
                                           05/XX/2019 - borrower called to discuss where these fees came from = advised from prior servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6216741906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get new loan number from servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2496080111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party; spouse called to schedule the February payment. Associate advised borrower of self service options, auto pay and went over the expectations of the loan and spouse did not like
                                           it. Comment dated 01/XX/2017 spouse called in regards to a double payment that was drafted and stated they sent letter requesting the refund. Associate informed borower they do not see the letter and provided the number it should be sent. Associate informed borrower even if they had a letter from their bank it can take
                                           3-5 days for the funds to be wired back into their account and could be charged a wire fee or they can leave the payment and if they are requesting the refund the credit reporting would change. Spouse stated they are not making a payment until they receive their refund. Spouse was offered a repayment plan on 06/XX/20016 and stated they would need to work to get extra income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2499068754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called requesting a letter stating they are no longer in foreclosure because they were applying for another mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1091201032 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make payment and ask out refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6930421506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called advised the borrower payment has not been received. Borrower stated will contact bank will not make payment arrangements until they speak with the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8664658322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6835266385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Auth 3rd party called in to make a pmt. Did not want to pay the fee

                                           The borrower made a promise to pay $787.41 drafting on 03/XX/2019. Advised the pmt could be made on
                                           MrCooper.com
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3137069922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called in regarding the cancellation of PMI.  The servicer advised of the guidelines and to send in the request in writing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3398661630 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called to make a payment.  Property is non-owner occupied.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1480185213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XX 9/XX/17.  No damage reported.
5268885532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9243261895 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called due to a letter that she received regarding insurance. The agent advised that
                    and documented         the letter was for her to provide evidence of insurance and provided the fax number.  Borrower is deceased and
                                           Executor/XX/16/2004.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8084242418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4914039282 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower made a promise to pay via bill pay on 11/XX/2016 then borrower hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XX which occurred on 09/XX/2017.
4450741121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8986630133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments show borrower contact regarding a payment they made which never came out of account.
                                           Servicer advised it came out returned due to unable to locate account, borrower advised husband provided wrong account number. Servicer helped borrower process new payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1214158045 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to discuss escrow surplus and possible removal of PMI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8505570529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3086252046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018 Borrower was called in reference to Modification status. Borrower was advised
                                           Modification was completed and account is set up on automatic draft with payment for June 2018 pending.
                                           Borrower was also advised payments will be drafted from account on the 1st of each month. Borrower understood and agreed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4194584366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in the new insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XX which occurred on 09/XX/2017.
7375926619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about service transfer.  Borrower was advised of transfer, new servicer payment address and website.
                                           04/XX/2019 - borrower called for payment history
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2309646581 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    01/XX/2019.  The borrower made a payment. Borrower is out of the country.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A lender placed claim was filed on 10/XX/2017 for hurricane damage that occurred on 09/XX/2017 in the amount of $749.88.  The borrower filed a claim in the amount of $40000 for damages.  The borrower noted on 01/XX/2018 that the repairs were started and was pending the receipt of funds.  The lender placed claim was closed without settlement on 02/XX/2018.  Claim funds in the amount of $30483.54 were received on 05/XX/2018.  The borrower was approved for self repair and the funds were released on 06/XX/2018.  The borrower noted on
                                           08/XX/2018 windows are being replaced and roof needs to be done.  The claim is pending the 90% inspection.
                                           The damage repair amount is estimated at $30,483.54.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4157386011 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4983875478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to obtain new account information and scheduled a payment for 04/XX/2019 in the amount of $2343.76.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  BK chapter 7 filed 04/XX/2014, discharged 07/XX/2014, closed 09/XX/2014
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3626049805 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  The borrower called for payment history and late payments
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason
                    appears issue is       is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8560015861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6420669538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to process a payment in the amount of $1646.81.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3146574809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated they had made their payment before March 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4565447691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called account information and processed a payment in the amount of $1074.06 and
                                           $1022.82.
                                           On 5/XX/2019, borrower Jeffery L Letcher promised to pay $994.10 by 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8593826148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower 2 called to get loan #.  Gave options, offered ach.  Scheduled payment for 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2042147204 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The executor of the estate called the Servicer to confirm their most recent payment had posted
                    and documented         correctly.  Borrower is deceased and Executor/XX/17/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4220379314 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment scheduled 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unemployment.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1482274113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  1/XX/2019- Borrower and agent discussed loan details and amount due $563.83.  Borrower authorized payment of $4500 paid over the phone with agent.  Agent advised refinance options to lower rate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6059228465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promised to pay $685.45 on 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9653047853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9429792172 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2630710655 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The customer called to make a payment of $1515.64 and was counselled on the know your options
                    and documented         site along with modification options.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9850422308 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquire about removing name from loan.  Borrower advised divorce decree faxed in. Agent advised other borrower would need to get loan refinanced to remove name from loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 01/XX/2017 a non-monitored claim was initiated for water damages caused on
                                           01/XX/2017. Three checks totaling $14,296.16 were received. The notes on 07/XX/2017 stated all funds were released and the claim was closed.
4344885220 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Fee dispute and servicer waived fee
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3200462423 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower called regarding the 1098 tax form. Agent submitted request to have the form mailed to the borrower.  Loan is current.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called 9/XX/2016 in regards to a double payment and requested a refund. Agent provided the borrower with the fax number to send a letter from the bank to confirm the double payment.  The correspondence department received the written request and refunded the funds prior to the borrower calling back to cancel the request to have the funds applied to the next payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6787073808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  02/XX/2018 - talked to borrower - verified account information - borrower called to check status of account - advised borrower account is current and is able to make payments online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5691768709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the amount showing due on their billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3323512142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for their 1098 statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1048713583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in and stated the insurance was already paid.  Borrower interested in refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7916797369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and stated tried last month to set up ACH online and wanted to make sure it went though. Agent advised that there was no action on account.
                                           Borrower also wanted to make a payment for May and will set up ACH online later. Borrower wanted to know if any late fees were added, and agent advised no.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6889280383 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3051602215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3388611570 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The representative advised the borrower of the total amount due. The borrower stated ex-spouse makes the payment and lives in the property. The representative provided payment expectations, consequences, removed bad address indicator, and updated mailing address. The borrower was advised of payment change
                                           1/XX/7/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7796849444 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to see how much is owned to bring the account current. Once the authorization was received from the law office the borrower was provided with $2254.04. The borrower authorized a payment of
                                           $1340.08 with the agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6007971754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss the payment breakdown of the most recent payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX as noted on
                                           9/XX/2017.  All damages repaired and claim closed 11/XX/2017.
4350682109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8764844883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in advised interested in setting up auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5963507015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower wanted clarification of payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4193220038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/2018 - Talked to borrower - advised of payment change due to escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4043749404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The spoke with the servicer about welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2134852501 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4162392979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower inquired about the recent increase in their monthly payments. The servicer advised the change was due to the the increase in escrow account and explained the changes to the borrower. No further questions or concerns at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 02/XX/2018 a check for $2,289.78 was received for water damages caused on
                                           01/XX/2018. The claim was classified as non-monitored. The notes on 02/XX/2018 stated the funds were released and the claim was closed. Later comments on 08/XX/2018 referenced another claim was filed for wind damages caused on 06/XX/2018. The notes at that time stated a check for $2,290.41 was received on 08/XX/2018. The claim was classified as non-monitored. The funds were endorsed/XX/08/2018.
3167339923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and the welcome call was also completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9929040587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called regarding payment information and wanted to know if she could send in a certified check, the servicer advised yes she could and noted the account as payment expected by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8995327608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The spouse called about fees on the statement he received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5711763434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and stated they they wanted some information on the loan transfer.  They stated they haven't received any sort of welcome letter and wouldn't make a payment until they did.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2241794082 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area per the comment on 11/XX/2017 due to a hurricane. No damage reported.
9264891510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called about PMI removal. The borrower was disconnected during transfer. A payment was scheduled for 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 8/XX/2017. There were damages, however they have been repaired and the claim closed.
1884023305 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower inquired about insurance and escrow, claims will think about repay plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9544940592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called regarding billing statements. The representative advised the borrower will send them to the secured inbox.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2503079392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called and wanted to know why the payment increased. Advised his escrow had shortages.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4380443001 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of
                                           $1,263.04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6093225053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower and discussed payment owed on account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
4422529409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6225933025 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      09/XX/2018.  Borrower called regarding a modification.  The borrower questioned the minimum payment amount and indication covered by  was advised to make more than the minimum to pay down the principal faster.  The borrower was advised the next
                    insurance              payment is due 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [3] MI Not Being Paid  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    As Required            FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage due to Hurricane XXX that occurred on 10/XX/2016.  The claim was noted as cancelled on
                                           02/XX/2017 and the borrower was to provide the denial letter.  The claim was closed on 11/XX/2017 due to aging.  The borrower reported damage due to Hurricane XXX on 09/XX/2017.  Damage was noted to the roof and was unsure if would file a claim.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           The property was impacted by Hurricane XXX on 10/XX/2016.
1238245999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7779754273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower was contacted to make a payment but declined and wont post-date payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6263598361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  the customer was contacted provided the total amount due and stated that he already paid the payment on the 1st
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hail damage was noted on 11/XX/2016 with a date of loss of 06/XX/2016. Claim was filed by borrower with approximate amount of $10,793.00. Claim was closed on 02/XX/2019 with repairs completed and claim funds disbursed.
9691264139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to inquire about year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6849518402 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called on 01/XX/2019 inquiring if the payment they made that morning was enough to bring the loan current. The servicer advised the March payment was short $34.11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5068980192 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2018.  The borrower called to make payment.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3208730225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment to account. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8218073823 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised of the total amount due and made a payment. The borrower stated that the hardship is resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1277672563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 TT 3rd party attempting to make a payment, unable to use automatic system, app would not download, will call bak wen someone is around to help.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4037009670 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          10/XX/2018.  Borrower advised will make a payment on 10/XX/2018 in the amount of $1595.86.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 08/XX/2018 the borrower called to report a claim for hail damages caused on 03/XX/2018. A check for
                                           $6,544.14 was received on 09/XX/2018. The funds were disursed and the claim was closed on 09/XX/2018. A second check for $952 was received on 10/XX/2018, and a third check for $24,154.43 was received on 11/XX/2018. The claim was reopened. After the service transfer, the comments on 03/XX/2019 indicated the claim documentation was in the process of being transferred. There was no reference to the status of the repairs.  The damage repair amount is estimated at $31,650.57.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1441679793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Servicer discussed repayment/XX/17/2019. The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9486554656 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for loan transfer information and made a payment while on the phone.  The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3171076008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The servicer informed the borrower on 07/XX/2017 that the negative credit reporting will be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3825619346 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  11/XX/2018.  The customer called in confirming their next due date of
                    insurance sufficient   12/XX/21/XX/06/XX/04/XX/29/XX/14/XX/10/18 that needs to be repaired. The status of repairs was not provided
                    to cover repair        and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2247853641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower made payment for $1082.76- advised of refund in the amount of $276.81
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3824150224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment in the amount of $940.08
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           A motion for relief was filed 04/XX/2015.  No other notations available commentary regarding bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2963959614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for general account information.  Updated contact information.  No additional questions or comments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8315532257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to give wife authority to speak with the servicer.

                                           Outbound call to the borrower who stated they did not want to future date the trial payment. Will do it electronically by 5/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1170097733 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower promised to call on tomorrow and make the January payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6819785180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3257629147 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 borrower called to schedule  payment for 4/XX/2019, requested payent information, advised KYOCC, welcome cal complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1360741189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9891607243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see how to change the property address. Lender advised of the refinancing department number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9095839437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized third party called in to discuss the June payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9636375655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4717943503 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower called in and inquired on loan status. The borrower was advised on the servicing
                    from mortgagor         transfer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and reporting was updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5093513220 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to inquire about an inspection notice they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7402022263 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 to confirm the account was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  No bankruptcy details were provided during the review period.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1704215052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower inquiry in regards to the account showing delinqunt 2 months and a late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4446918324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment in the amount of $2921.74 and obtain new loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8258873388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower gave 3rd party authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2886098239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower called in reference to account showing past due but already made payment.
                                           Borrower was advised payments made was applied to trial modification. Borrower stated does not need trial has been able to bring account current. Borrower requested letter stating account is current. Borrower was advised to send request in writing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3485644714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to go over account and have late fee removed.  The servicer went over welcome call information and advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8819923426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and scheduled the payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5887171011 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to schedule a payment in the amount of $723.80 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5558462662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized payment in the amount of $1665.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 07/XX/2014.  The claim was closed on 08/XX/2016 with all funds released and a 100% inspection.
1539334909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4932687801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower states does not have a hardship, friend is helping her get current.  Servicer processed payment iao $1243.63 for 9/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3568853015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for help with online access and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7349737789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower stated that he already made a payment on the web then hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4354418225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4003360998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted servicer for general account information; borrower stated they recently sold a condo and is interested in a possible re-cast of current mortgage. The servicer sent borrower a link via email for possible refinance and advised the lead would contact them once application received. No additional contact with borrower noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6848733163 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 03/XX/2019 in the amount of $1,497.30.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9369314611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower advised made March payment to prior servicer and will call back after checking with bank.  Borrower completed a pay by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4350918856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6254439336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was contacted to collect on a payment and stated the reason for default was illness and now being disabled. Borrower scheduled a payment for 10/31.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2062343199 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower promised to make a payment in the amount of $1378.46 by 05/XX/2019 via Bill Pay.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1145009408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3256044421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower inquired about hazard insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5141580600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower 2 stated that spouse takes care of the mortgage and was unaware of when the last payment was made. Also advised that the hardship was cause by taking care of mother in-law who just passed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4220031966 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  Borrower called to schedule payment and stated the RFD was due to death of their pet and took
                    and documented         time off work.  Borrower is deceased and Executor/XX/28/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3783340106 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower was advised of the total amount due. No questions were raised.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1458412748 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The authorized third party informed the servicer on 02/XX/2018 that the payment was made out of the wrong account and a new payment will be submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8202713106 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Called Borrower, does not want to be called. Advised payment is on the first and does not want to indication covered by  be bothered.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 11/XX/2017 the roof, floors, and windows were damaged due to Hurricane XXX. The borrower stated they did not file a claim due to not having insurance. There was no evidence of any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/217 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
8349071674 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  06/XX/2019 borrower called to make a payment $1,642.68 and requested ACH set up.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7339882676 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to get information on the loan being transferred.  Borrower is deceased and
                    and documented         Executor/XX/19/2004.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3444668803 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower spoke to the servicer about payment inquiry and account status.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8604701771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower contacted the servicer on 03/XX/2018 to request a copy of the payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8150772309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called requesting general information; how many days grace period does the acct have? 15 days grace. Is he the only person on the acct? Yes he is. How much is the hazard insurance premium?
                                           $1290.42 $107.54 per month.

                                           The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8532959508 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           06/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4041374167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule a payment for 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7805461181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3872293295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding a letter they received for the insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2576128998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and wanted to go over the escrow.  Reviewed escrow with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7154562172 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1387418264 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9684059285 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  Borrower called and scheduled payments for 6/XX/19 and 7/XX/19.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The comments on 06/XX/2019 referenced a credit dispute. The
                    from mortgagor         notes at that time stated due to the bankruptcy is still showing active credit reporting was suppressed from
                                           08/XX/2019. The issue was resolved at that time.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1365983542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1304671632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7889703184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called to make 2 payments  iao $629.41 sched for 06/XX/2019 & 07/XX/2019

                                           The borrower wanted to know if there was equity for a possible loan and was directed to contact a bank for options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4290146772 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  THe borrower called in to verify that their ACH had transferred and they were advised that it had.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8040046054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8910392809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled future payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6132126785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1550130837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borrower called to schedule two payments one fr 06/XX/2019 and 7/XX/2019 $1,878.27 each.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6422005488 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called in to confirm that their auto pay had transferred.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 06/XX/2019 referenced a credit dispute was received. The notes also stated the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6769629391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower requested modification paperwork to be sent via email and was advised it was not possible.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6504002940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area for Hurricane XXX noted on
                                           08/XX/2017. No damages were reported.
8297028924 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated wants the $40.00 applied to the principal balance and not the late fees. The welcome call was also completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4583054104 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  Outbound collection call.  Borrower claimed they scheduled payment online for the following week.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute from borrower through bureau.
                                           Verified status of account and resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9263528822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Reason for default: the borrower stated was out of town and forgot to set up the bill pay for
                                           February. The borrower stated that it is now set back up for the 3rd of each month. The borrower stated that the bank generally posts it the next day. The payment for set up on 2/XX/17, weekend followed by holiday. The payment amount was $1130.00. The representative advised the borrower of the fees on the loan in the amount of
                                           $190.80 and how those could be paid down. The borrower wanted to know what the fees were from, the representative advised prior servicer fees for inspection fees. The representative advised of due date, grace period, late fee $36.55, cbr if outside month due, property inspection followed by notice of intent, and expiration date.  The borrower stated was not able to continue the call at this time, call was ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6184847409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower called in asking why payment has gone up. Agent explained that on July 1, interest rate went from 3.00 to 4.00%.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3474340724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment to reinstate the loan and to discuss claim funds.  The servicer put in a request to move funds from one account to another.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1981098492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquired about loan transfer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1901210352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called for refinance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8464869914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Customer gave one time verbal authorization to speak to 3rd party.  3rd party inquired what the origination date of the loan was.  Servicer confirmed it was 05/XX/2004.  Customer stated home is tenant occupied property
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2854097962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to set up two payments.  The borrower thought they made payment to previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3282819064 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1543536272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in to get the payment posting information and the next due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017.No property damage reported.
2773913628 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made a payment to account and thought payment was lower but agent reminded of recoverable fees from mod review. Agent took payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7753634599 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  The borrower called with their spouse on the line asking why the account was showing in
                    Servicer responded     bankruptcy. The servicer advised the bankruptcy was
                    within 60 days and no  closed/XX/25/XX/04/XX/04/XX/02/XX/07/XX/29/XX/04/XX/14/2014. A prior bankruptcy (case number XX-XXXXXX further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9426282531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  8/XX/2018-  Borrower agreed to pay on 8/XX/2018 online account reset
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9249071831 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  The representative called the borrower to collect September payment. The borrower advised has a
                    and documented         payment set up and have ACH. The representative advised yes, there is a payment showing set up for 9/XX/18 and also advised due to holiday the payment have not posted yet and that it should post today or tomorrow. The borrower was advised the ACH will take effect 10/XX/18 and was advised can receive collection calls until the payment post.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8386367696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower wanted to cancel the repayment plan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2145447142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower 2 called to get new loan info and to  heck on auto pay xfer.  it did not transfer, she made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9283205358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called in to inquire if their payment had been received. The borrower was advised a payment was not showing for that month. The borrower stated they would make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7292531201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in to inform they have received the endorsed claims check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7814208958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower asked not to be called on this business line. The borrower will make a payment at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1895002106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and set up a payment of $1904.63. The agent provided the confirmation number. The borrower updated all of their contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5590415286 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third party, executor of estate, called into inquire about payment and account status.
                    and documented         Borrower is deceased and Executor/XX/01/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 10/XX/2016. No property damage reported.
9839818184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called and requested payment history be mailed out to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7993926469 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the borrower called to advise of sending the final loan modification documents but realized the former spouse was on the documents. The agent advised that since the former spouse is on the title, would need to sign off on the documents or would need to get a Quit Claim Deed. The agent also advised of the payment due date and if the payment isn't received by the end of month, the modification would fail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9249766121 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in about her payment.  She said she did not want to pay the $14 fee and indication covered by  advised borrower that is MRC policy.  Payment scheduled for 6/XX/19.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is flood zoning.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  The borrower disputed being required to have flood insurance.  The agent replied that the property
                    Servicer responded and was re-mapped and is now required to have flood insurance.  On 01/XX/2017, the homeowner promised to contact
                    appears issue is       FEMA regarding the flood zoning.  The dispute was reported completed on 01/XX/2017.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A partially monitored insurance claim for hurricane damage sustained on 09/XX/2017 was filed on 09/XX/2017.
                                           The insurance claim was denied on 04/XX/2018 as the damages were lower than the deductible. The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.
5786385500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6522977982 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  01/XX/2019 - Authorized 3rd party called to schedule a payment in the amount of $2262.20 -
                    and documented         verified account information  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2554461868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018 Borrower called could not log into online account. Borrower was provided information needed to log back in. Borrower stated will call back on Friday to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2018 Property is located in a disaster area due to Hurricane XXX. No damage noted.
2061185924 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment via web by 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6413707600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to advise will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3006293396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to verify if payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  mfr withdrawn
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7590904433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the servicer contacted the borrower and advised of the 7/XX/2018 being due. Also advised that at some point 4 payments were missed and though not with the last year. The agent advised that since missing payments are beyond a year, will need to send a payment history and if missing payments are located, will need to dispute to payment research
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  Notes indicate that on 3/XX/2019-a new bankruptcy filing was done. However, there aren't any notes that address the bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4654333922 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2021.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6369753204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 04/XX/2020.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4354989902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Comments show contact with borrower regarding loan status and payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8045393349 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  The borrower called in to make a payment and to get an email address to be able to send death
                    - Executor/Heir exists certificate to.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    to dispose of          documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7123279262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer informed the borrower on 02/XX/2019 that there will be no changes to the account as a result of the transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9569689160 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called to verify payment received.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 06/XX/2019 referenced a credit dispute was received. The notes also stated the issue was resolved as the tradeline was removed due to a discharged chapter 7 and no sign of a reaffirmation.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2005.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5173773497 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Customer made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3821462740 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is
                                           Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7176256158 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason
                    appears issue is       is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 3/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
1489712002 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  the customer provided a debit payment in the amount of $8429.39
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2071546213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the customer called requesting that  a name be removed from their account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9409750370 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower called to reinstate loan including late fees.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower stated on 09/XX/217 there was flooding in their home from Hurricane XXX damaging the floors The borrower stated they filed a claim; however, no information or documentation was provided to confirm. There was no reference to the status of the repairs.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1335919661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The last contact with the borrower was on 08/XX/2016. The borrower wanted to avoid going into default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8968863409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower's sibling called in stated the borrower is in the hospital in a coma.  The sibling wants to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8062620380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower called to provide 3rd party authorization and make a payment
                                           03/XX/2019-Borrower promise to pay $631.17 drafting on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9676040817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2951424710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: per notation on 03/XX/18, The property is located in a FEMA disaster area due to wildfires, however, no damages were reported within the review period.
5578473771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8990329994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to inquire about the loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6886114686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and to set up a future payment, promising to catch the account up by May 1st.
                                           06/XX/2019 - Borrower called to make payment and question how auto pay works
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3717944869 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called because a letter of cancellation of insurance was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6440514548 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for $1,049.74 effective for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7524801949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Servicer completed welcome call and went over new account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7615776716 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make the June post petition payment. Payment schedule for $638.00 by
                                           5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5918589983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to make a payment of $715.44 for 04/XX/19. The last contact with the borrower was on 04/XX/2019. The borrower called in to advise the servicer to send in insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
8188704860 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7441364981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in inquiring about their step rate. The rep advised the rate increased to
                                           4.125% effective 10/XX/18 which is the max rate on the loan and confirmed there is no balloon payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (XXX). No damages were reported.
4582324232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and made a payment of $689.45.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6959530654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to inquire about loan status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2275086403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer and requested no verbal contact.  The servicer entered this request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4988161450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The 3rd party authorized person stated he would like to know why legal fees are increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8623150336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7900683300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Comments from 9/XX/18 indicate servicer informed borrower payment was received and applied in compliance with BK plan. Servicer provided explanation of BK plan to payoff an amount of $25881.59 until
                                           10/XX/14/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9178040046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2812678513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borrower called to request a payment change advised KYOCC site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9719771970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regards to website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1232092279 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2019.  The borrower spoke to the servicer about payment they scheduled and servicer advised that it was
                    - Executor/Heir exists to be taken on the 1st.  Borrower is deceased and Executor/XX/08/2018.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6196984059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to request paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1603708637 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The customer called in to verify insurance information and schedule a payment on the account.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5678230914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower spouse called in for mailing address so that original tax bill would be sent
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8624738123 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to confirm that previously scheduled payment was set and set up payment iao
                                           1106.59 to be drafted 6-8-18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1138472376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1731788117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in regards to their September payment and believes payment was set up for 3 months. Associate informed borrower last payment was for 08/XX/08/XX/30/XX/30/XX/16/XX/16/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Third party authorization was received for borrowers' spouse.
5890318191 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer was informed about late charges and other fees. They were reminded of the grace period and consequences for late payments. Reason for default was previous illness of mortgagor.Confirmed decrease in payment due to decrease in town taxes. Informed that PMI was removed in 2017. Customer stated they would schedule a payment on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8401711519 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called because the loan is not being reported to the credit agencies.   The servicer
                    [1] Verbal Dispute -   replied that was due to a bankruptcy discharge.  The homeowner claimed never filed.  The homeowner wants to
                    Servicer responded and discuss refinance options or pre-approval as has sold the home.  The representative explained we can provide
                    appears issue is       documentation to the creditors if they need it such as a transaction history.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the loan not being reported to the credit agencies.  The servicer advised it
                                           was due to the discharged bankruptcy.   The customer disputed having filed bankruptcy.  The servicer offered to transfer the call to the bankruptcy department for resolution.  The dispute appears resolved as no further communication was cited.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1880943193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted servicer to make a promise to pay $1083.78
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1209463345 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2018.  Borr called to check the status on a refund check of an extra payment that had been made in error would be sent.  Was informed that there was a 14 day waiting period to make sure the funds were good before a refund would be issued.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting was corrected and resolved with the borrower immediately.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8314327297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in reference to making a payment on the account.  The agent advised the borrower of the transfer of the account and also explained the payment and the reason why the amount increased due to the late fees being added on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9742177824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called about March payment and was advised payment deleted due to transfer to new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9432846907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to confirm payment was made for 04/01. Advised it would pull today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4976095737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7620331578 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Third party called stating March payment was made. The agent advised the borrower they would need
                    from mortgagor         to do a lost payment claim. Borrower will send a copy of their bank statement and a copy of the cleared check from 3/XX/2019 deposited to Nationstar.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 05/XX/2019. The notes on
                                           05/XX/2019 stated the loan was not reported late for 03/XX/2019. The issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7787314589 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Executor of the estate (EOE) stated they are going to branch today to bring the loan current.
                    and documented         Associate provided the total amount due of $7,801.63 and informed EOE about the modification and assumption and EOE declined stating they will bring the loan current. Comment dated 01/XX/2018 EOE; borrowers's son stated RFD being business failure and wanted to know how much was due. Associate informed borrower it would take 3-4 days for the reinstatement quote and inquired about their income. EOE stated they get paid every 3 months.  Borrower is deceased and Executor/XX/03/2005.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4360290624 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  talked to the customer provided the total amount due, the customer authorized a payment in the amount of $950.54
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal credit reporting dispute was placed and resolved on 03/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9067082272 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrow stated new insurance company faxes in insurance information but have not received payment, payment needed by 4/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5672150365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Customer stated they were trying to bring the loan current and that no assistance was needed.
                                           Customer was advised of the total amount due. The customer stated they would call back to provide their total monthly income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2722696989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2637896022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called into make a payment.  Agent advised loan eligible for refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3098255419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower advised that posy modification the account is now current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5305380612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and made a payment of $1,654.52.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6998240963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called autopay did not come out, made payment 3/XX/19 and ptp 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6795641037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for payment information. The borrower stated the late fee was to be removed. The agent advised it was waived on 3/XX/22/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8062992506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3315411445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment and requested that the late fee be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4566862851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called about negative reporting advised to send in written dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1734354964 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The POA  on the account returned a call  and provided RFD was a death in the family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4516986546 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called to discuss account information.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute noted on 03/XX/2019 and was resolved after updating.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by Alaska earthquake as noted on 02/XX/2019. No damage was noted.
5560680143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in and in inquired why a payment they made had not been drafted. The borrower was of returned payment possibly due to issue with account numbers. The borrower stated excessive obligations.
                                           The borrowers income was reviewed and they were advised to consider applying for assistance. The borrower stated they would attempt to make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2747620823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  12/XX/16 Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9529582207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower was contacted to collect on a payment and borrower stated was driving and would pay through billpay later that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XX)
                                           declared on 11/XX/2018. No property damage reported.
4436149177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to pay $500.13 by 04/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2349706983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments show borrower called to check status of modification, servicer advised process complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8793186479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9354205748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a promise to pay in the amount of $665.77
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6958708439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1686082642 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower stated that he needs to delete payments out of the system for Jan and Feb because the account experienced identity theft and now he has new banking information. Plans to mail in payment this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2306912961 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $1894.72 by 04/XX/2019 via Mail and had general account questions regarding escrows and the Bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5114175177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment $1,249.47, she did not want to pay fees for calling in payment, stated she would not make payments online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7215952275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to verified escrow analysis showing 3 payments for hazard insurance in the amount of $1729.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           08/2017); no damage reported.
2792769765 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  On 09/XX/2016 the coborrower was called to go over the account and said the borrower takes care of that and they will take care of it and call got disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1984495883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about escrow shortage and asked if payment would change.  Agent stated payment will change as a result of shortage being paid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5918818124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about payment adjusting due to MOD with prior servicer- payment scheduled for
                                           05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by a Hurricane as noted on
                                           09/XX/2017.
1957293678 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called about 1098 and taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); no damage reported.
1908768193 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower scheduled a payment for 7/XX/2019, which is addition to payment already scheduled for
                    and documented         6/XX/19.  Borrower is deceased and Executor/XX/13/XX/09/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9980092700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5930481066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to request that a repayment plan date be adjusted and set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3319094325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to make a payment and authorized agent to use banking information for transaction. Agent took payment and provided borrower with transaction number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6617364686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3055186348 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower promised to make payment via ivr by 07/XX/15/XX/20/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5125844856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
5094879667 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make sure payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6475028750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower stated their funds have just hit the bank and has placed a stop on the transaction and payment would be returned. Borrower stated they were advised they could send something in to take care of the fee. Associate informed borrower they can send in bank letterhead showing a payment being drafted on the date that it was set to be returne and borrower stated they would fax in the document. Comment dated 09/XX/2019 borrower stated they had car repairs and did not receive the bonus they were expecting and needed to change the date of scheduled payment from 09/XX/2018 to 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8573527874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment int he amount of $1763.99 scheduled 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5559799693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated she is having an issue with her bank and the mortgage payment was returned and wanted to know what is the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3877389049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called about the escrow payment in the amount of $1700 that was misapplied and was supposed to be reversed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7281714777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018 borrower called with a promise to pay and ask for 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2772947602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower processed a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was not affected by FEMA declared disaster Hurricane XXX.
8609281089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The welcome call was completed with the borrower and they made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5175662721 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing late fee assessed on account and state she had already made a payment through billpay. Borrower was given the phone number to dispute the late fee.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2786416250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to schedule 2 Promise to Pay payments for the loan account in the amount of $511.65 each effective for 3/XX/2019 & 4/XX/2019. Agent advised the borrower of the payment confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4009881320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9347763577 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to make a payment in the amount of $742.43 and to schedule the next 3 payments. The servicer advised of the free online payment option. the borrower stated does not access to computer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area that was impacted by Hurricane XXX, XXX, as noted on 1/XX/2018.
1670239618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 1/XX/2018 spoke to borrower and they were annoyed by the call saying they weren't that far behind to justify a phone call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7393715949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  When the borrower called in the service completed the welcome call, verified demographics and offered payment options to borrower.  The borrower scheduled the 05/XX/2019 payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3680092595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Borrower called demographics were verified and payment was made. No contact attempts made during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5082370764 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  A verbal credit reporting dispute was placed and resolved on 06/XX/2019. The borrower is also dissatisfied with the level of service they received when trying to make the payment on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal credit reporting dispute was placed on 06/XX/2019 due to the borrower stated they were unable to access the website on 05/XX/2019 to make the May payment. The call was escalated to a manager who stated it was still the responsibility of the borrower to make their payment on time. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2730282798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised of the total amount due and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5977009778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5054601427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower was called  to go over loan; Borrower lost job and resumed work in May but helped brother in death of a family memeber.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2306665185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  the customer called in and scheduled an online payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
6181658618 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to discuss the mortgage payments and loan being service transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           A motion for relief was filed 03/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7547501856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to check principal balance.  Agent advised loan is paid ahead, and borrower stated didn't want to be paid ahead but wanted principal curtailment.  Agent advised have to wait until loan is boarded to make correction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7493271438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get more information regarding recent loan transfer. Agent provided borrower with account number and explained new servicers expectations regarding payment of loan and methods of payment accepted. No further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5856722687 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, 3rd party authorized called to inquire about the 1098 tax form
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1781702811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, borrower called in to see about why her escrow account is short
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9139262939 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3113432774 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment. The borrower was advised that a payment in the amount of $1642.44 was processed and that the $19.00 processing fee is waived. The borrower was further advised that there was an increase due to the shortage of $1208.10 due to the adding of the cushion. The servicer sent temporary password to verify email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2011.  Noted 03/XX/2017 case closed without discharge
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6887491843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower was contacted and stated that they already made the payment.  The borrower is paid weekly and the spouse is paid on the 25th of each month.  The borrower stated that they were making their mortgage payments when their spouse gets paid on the 25th and were paying other bills with their paycheck.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8883706612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6484079218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9028445498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower stated that their bank merged and was not sure if the most recent payment went through so the borrower went ahead and scheduled a second payment.  This second payment caused their account to be over drafted.  The service spoke with representative at borrower's bank whom confirmed that indeed two payments were processed but one was placed back into the account. in the amount of $1251.22
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2160074348 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2017.  Borrower provided RFD, updated financials and requested loss mitigation packet.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4386990720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to state looks like the last payment made would come back as NSF and if it does borrower will call back to replace it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5486649364 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Om 10/XX/2016 the borrower was called and stated his wife takes care of the loan; was advised contractually loan was due the first . Was asked for payment over the phone and borrower stated the wife pays.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Comments dating back to 02/XX/2019 reflected a bankruptcy was filed. The details of the bankruptcy case were not provided. The notes on 02/XX/2019 stated the reaffirmation agreement was received.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4239664887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower verified their information and discussed general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  No original bankruptcy details provided in the collection comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1587489638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in payment for $1,852.90 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5144171178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to set up a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6751609734 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  The customer called in for a payment inquiry. The rep advised that their statement was generated indication covered by  before the payment was made.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 10/XX/2017 the borrower reported damages to their roof and fence caused by Hurricane XXX. The borrower stated they filed a claim and had a high deductible. However, there was no information or documentation provided for a claim. There was no evidence the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. On 03/XX/2017 a claim was filed for damages caused on 10/XX/2016. Funds in the amount of $2,625.57 were deposited on 03/XX/2017. The funds were released and the claim was closed on
                                           01/XX/2018.
5361021756 3        [3] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    No indication servicer PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    ever responded and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    appears issue still    05/XX/2019.  Borrower does not understand why payments made in bankruptcy do not match the transaction
                    active                 history.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates No indication servicer ever responded and appears issue still active.  The customer called disputing their transaction history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7965354485 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to make one payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6482522582 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 11/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower called in to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the bankruptcy reporting.  The dispute was noted as resolved stating the Chapter 13 case was active at transfer and current.  The case was dismissed after the service transfer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9857734897 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $2401.52 by 04/XX/2019 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
6830322966 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 borrower called to make a payment, scheduled $778.13 for 04/XX/2019, scheduled
                                           05/XX/2019 and 06/XX/2019 $778.13 each payment,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2841991640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called made payment $746.08
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7411397108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in stating forgot to make the payment.  The borrower stated made the payment online that morning.  No hardship noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5172322353 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower called questions fees on loan. Servicer advised they were fees billed by prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4318154628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9861414869 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  09/XX/2018.  The borrower called to schedule future payments for the Repayment Plan from 10/XX/2018.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  XXX credit report dispute.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1054119489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to make a payment.  Agent advised the total amount due of $751.26 and processed the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2018 due to Hurricane XXX. No damage reported.
                                           The property was located in a FEMA disaster area on 10/XX/2016 due to Hurricane XXX. Damages reported and repaired.
7287382039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX called in to get mortgage clause to update insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2281799042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The customer had general account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6264759661 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1]                    08/XX/2018.  The borrower called in about a letter received for amount due.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                    funds held by servicer BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    with indication of     LITIGATION: There is no evidence of litigation on the file.
                    related contractor bid TITLE ISSUES: There is no evidence of title issues.
                    sufficient to cover    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                    repairs                The comments on 09/XX/2018 indicated a claim check for $30,000 was received on 09/XX/2018. A claim was initiated at that time for damages caused by Hurricane XXX on 09/XX/2017. The funds were released to the borrower on 11/XX/2018. The notes indicated an inspection showing 90% of repairs completed was needed to close the claim. The status of the repairs was not provided.  The damage repair amount is estimated at $30,000.00.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           09/XX/2018.
7714498465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in and stated that the loan should have been discharged through bankruptcy but they are still making payments and it isn't showing on credit report.  The servicer advised them they could file a credit dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6582227480 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2018.  The servicer spoke with the borrower but the servicer was not licensed to handle the call.  The
                    insurance sufficient   servicer attempted to transfer the call but the department was closed.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] Damaged Interior - FORECLOSURE: No evidence of current foreclosure activity.
                    Damage remains         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    unresolved and no      LITIGATION: There is no evidence of litigation on the file.
                    indication covered by  TITLE ISSUES: There is no evidence of title issues.
                    insurance              PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower called on 08/XX/2018 to file a claim to repair the house, roof, and flooring is needing replaced.
                                           The borrower was advised to contact the insurance company.   The borrower noted on 01/XX/2019 did not
                                           recognize having a claim on the property.  The claim was closed out on 02/XX/2019.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7680369832 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  Comments show contact with borrower and completed welcome call and processed payment.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Hail damage that occurred on 08/XX/2018 was reported on 08/XX/2018.  The borrower stated a clam was filed for
                                           $22282.88.  The borrower called on 03/XX/2019 stating has a claim check to be endorsed for the hail damage.
                                           Claim funds were received on 04/XX/2019 were released on 05/XX/2019.  The claim is classified as express monitored and is pending the final inspection.  A 45 day follow up letter was send on 06/XX/2019.  The damage repair amount is estimated at $22,282.88.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hail damage that occurred on 08/XX/2018 was reported on 08/XX/2018.  The borrower stated a clam was filed for $22282.88.  The borrower called on 03/XX/2019 stating has a claim check to be endorsed for the hail damage.  Loss draft check received 4/XX/19.  5/XX/19 Contractor's bid received.  5/XX/19
                                           Loss draft mailed final, iao $2282.88.  All docs on file.
6968840824 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 09/XX/2017.  The claim was closed on 02/XX/2019 with all funds released and a 100% inspection.
1716176721 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in because she is locked out of her online acct.  Confirmed info she was using.
                                           Advised borrower I have a different email address.  Borrower wanted to leave the gmail acct.  Reset password and borrower was able to get on seterus.com so she will be paying total amt due today.  Advised borrower that total amt due was $1070.20.  Borrower stated that she was trying to get the loan paid within the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  UTD ch #, filing date and discharge date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8795135393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower and advised of total amt due of $698.50.  No further questions. Property is owner occupied.  Processed payment arrangement for 4/XX/2019 in amt of $698.50.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9315513540 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  The servicer spoke with the authorized third party who called in for a reinstatement letter and a
                    and documented         pay-off quote.  Borrower is deceased and Executor/XX/11/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1167967038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Comments show borrower contact regarding payments. Borrower advised her bank informed her their september payment would be returned back to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8439917101 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 8/XX/18.  No damages were noted.
5583545733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer authorized representative from Western Union to talk due to account number was not being accepted for the Western Union payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9685972799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Agent performed welcome call and sent borrower ACH sign up form in mail per request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3799491030 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower requested a password reset and discussed the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4251893227 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  02/XX/2019 outbound collection call advised total amount due  $1181.51,scheduled payment $1067.28 for Jan and Feb
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2442044746 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          04/XX/2019.  A message was received from the borrower on 04/XX/2019 regarding an insurance claim and the indication of related  recent service transfer.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    repairs                reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damages caused on 02/XX/2019. A check for $15,779.79 was received on 04/XX/2019. The claim was classified as enhanced endorse and release. The funds were released to the borrower on 04/XX/2019. The status of the repairs were not provided.  The damage repair amount is estimated at $15,779.79.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3636787347 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The customer called confused about transfer from seterus. Sent all welcome/XX/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2264004898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in regarding processing of modification. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7599600902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Spoke with borrower who stated made a bill pay in the amount of $1114.51.  Borrower stated pay day had changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4908941112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  During Welcome Call, the borrower asked if he could add life insurance to his escrow.  Agent provide the phone number for the insurance group.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4198269793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called demographics verified and a promise to pay via mail was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8327754231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The authorized user called in for payment information and confirmed plans to pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3475539932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to discuss payment history and payments due.  Agent reviewed with borrower and confirmed due date is correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5382359573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see if her autopay went through and advised borrower it did go through.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4105865900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Comments show contact with borrower regarding loan status and payments. Borrower received a letter showing a past due amount and they wanted to go over account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           Comments show the borrower filed bankruptcy but there is no mention of filed date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8725540376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Comments show contact with borrower but they refused to take call and requested customer service number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1430385015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer via message center advising that they had made a payment on
                                           03/XX/2019 and they are now seeing that is states a new servicer instead of prior servicer which is who the payment to and is wanting to know when the payment will post to account. The servicer responded to borrower via message center on 03/XX/2019 advising that the payment was received on 03/XX/2019 in amount of $1067.61 which was applied to the February payment and that the last payment was received on 03/XX/2019 in amount of
                                           $1037.61 and is now next due for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5925359917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 - talked to authorized 3rd party - borrower called regarding billing statement received - advised of total amount due and secured upcoming payment with historical banking information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9960516630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower thought they had autopay, but something happened.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2941874267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
1015238962 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower's spouse inquired about wire instructions and they stated they would wire payment of
                                           $10,480.25 the same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           08/2017); no damage reported.
4919400795 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to schedule payment for December installment, declined to set up future payment.
                                           Borrower was advised payment history for last 12 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2659935679 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower scheduled a payment for 06/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Flood dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A flood dispute received and resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5756570314 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 inbound call advised borrower of total amount due $15.00 advise next payment due
                                           $431.09 10/XX/2018, advised included late fee,  borrower scheduled payment $446.09 10/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8493853360 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  01/XX/2019 inbound call advised borrower of total amount due $979.5 advised borrower of next
                    and documented         payment due $744.31 1/XX/2019, borrower scheduled payment $750 1/XX/2019, 02/XX/2019 and 03/XX/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2030201074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1720134929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called in to confirm if payment had been scheduled. Agent confirmed yes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1815893450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment and agent provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7470552954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule a payment for 7/XX/2019 $531.89 and 8/XX/2019 $531.89
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  At least 2 bankruptcies in the file.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3828433728 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The customer called to confirm their last payment that was received and provided with the options site.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called in to dispute late fees on the account. fee dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7185570836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and made a promise to pay $843.48 by 4/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3991004574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borower scheduled a payment for 06/XX/2019 $1,696.61, discussed billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8956503479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower promise to pay $8,241.36, $8,240.00,$8,242.72 all to draft on 08/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4781720623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Comments from 11/XX/17 indicate borrower mailed a check for total amount due on 11/XX/17 for
                                           210.36 for over payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5598701732 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called for general account information.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 05/XX/2019 and noted as resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1347665743 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about billing statement have bankruptcy language and was advised just for informational purposes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6581630307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called for status of the  final modification documents. Associate informed borrower the final documents would need to be signed and notarized on both copies. Borrower inquired if they need to attend court proceedings and can established they are waiting for final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6498830796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6624921666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called in to make a payment to account. Agent took payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1406977356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to go over escrow shortage information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4836106342 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment of $1551.44 and counseled on the options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6135852306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicate borrower called in to make a payment. Servicer provided payment information and advised partial payments not accepted. Servicer advised borrower of pending service transfer.
                                           Servicer processed payment for 2/9.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6538772266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower was advised of fcl with sale date of 7/XX/18. Borrower called in to see if doc had been received that she uploaded regarding foreclosure postponement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8958917427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which a third party scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5246667233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4325505161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1197284564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Agent advised notation of approved HHF on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3475454238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if payment had been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3464934661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to confirm payment set up through ivr dated 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7442509401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2619396821 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding recent account transfer. Agent advised they would not have full access to the account until 3/8 and then the borrower would be able to make a payment and create an account on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1370649536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make payment for the next 3 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9342347875 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower called to promise a payment. The borrower requested assistance to unlock the online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7287273168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9749368555 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for an escrow breakdown and a payment strategy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7789293954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments show borrower contact with borrower regarding loan status and payment. Borrower advised the payment was made online and they will continue to make payments online.  The will consider signing up for automatic payment withdrawals.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2283210069 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and made a payment in the amount Payment Amount $1620.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6731236150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the customer called to inquire if the payment that was made on 05/XX/2019 was applied to July payment plan and not to principle.  The servicer advised that the payment was applied to principle but would submit a request to have this corrected and for future payments not to be applied this way again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2314607450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a payment at the old, lower, payment rate and will make another payment to bring it current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4725005429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in regarding escrow payment on the account. The representative advised that the signed modification packaged was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6472722231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called stating the property is up for sale and they were advised of the trial payment.
                                           Associate advised borrower to make the final payment to protect from foreclosure and would get the final documents. Borrower wanted to know what is owed for March and was advised $649.00 and borrower stated they are locked out of their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3456678073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9317654835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8541425073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to make a payment and advise affected by hurricane with shingle damage. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was affected by hurricane XXX as noted on 10/XX/2017. No damage noted.
2561340673 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding the escrow and payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2023681192 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get a copy of any documents showing his previous modification. He also requested help to access the seterus data base and provide the documents that the borrower is requesting per past loan modification. The agent sent out modification documents that the customer was requesting via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2215939953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7427824258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in regarding refund request on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8693591998 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  The borrower spoke to the servicer and made a payment  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2157635390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment to account. Agent took payment and provided borrower with confirmation number.
                                           05/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2898697821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments from 6/XX/818 indicate servicer requested stop removed from file that was placed during mod. Servicer processed payment for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8670980361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  BK discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9397754749 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called about loan transfer and what that means for their account. Agent advised
                    and documented         accordingly. No further questions from borrower.  Borrower is deceased and
                                           Executor/XX/24/XX/24/XX/15/XX/13/XX/released and the claim was closed on 11/XX/2018. Prior notes on 10/XX/216 referenced the property was previously located in a FEMA disaster zone for a hurricane. A claim was initiated on 10/XX/2016 for damages caused by the hurricane on 10/XX/2016. The comments on 05/XX/2017 stated an inspection was on file showing all repairs were completed, all funds were released, and the claim was closed.
6406498795 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called in for general account information and requested to signup for online and go
                    from mortgagor         paperless.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the current balance on the account.  A written response was sent to the borrower on 12/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
9710071937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding loan transfer. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9913723368 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower requested that the additional fees in the amount of $1,269.08 be waived.  The customer asserted that the loan was current and was not at fault.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the account fees totaling $1,269.08; stating that the loan was current.  The servicer determined that these fees were assessed by the prior servicer and were transferred over.  In order to remove them, the customer was instructed to provide a document from the prior servicer illustrating that they were assessed inaccurately or that the charges were previously waived.  A copy of the payment history was also sent.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8894632599 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to discuss escrow shortage.  Agent reviewed causes and advised of payment if shortage is paid in full, and if shortage is spread and not paid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8946803219 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower processed a payment and requested website access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9283874510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower advise RFD unemployment, the agent discussed workout options. The borrower schedule a promise to pay $1526.82 by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5129839929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Non authorized person call in and advised they made a payment via IVR and wasn't sure on why he was routed to agent.  Line went dead.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  No information provided re: Bk in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1038044113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to make a payment of $1905.17, was counseled on the knowing options, and went over payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy case number
                                           XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7292541010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called and wanted to either modify or refinance to lower his interest rate.  Agent advised him he would need to refinance and gave him contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7750271909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower inquired on 1098. The representative advised 2017 interest paid in the amount of
                                           $7746.57.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9381867653 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  Borrower called in to discuss why his payment has changed.  Servicer explained the deficiency is
                    and documented         due to repayment added to the escrow, causing payment change in July 2017.  Servicer offered future installments and borrower declined.  Borrower made promise to pay $610.30 on 11/XX/17  Borrower is deceased and Executor/XX/03/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8421819885 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  inbound call from borrower to discuss current account name as borrower had requested changed 11
                    and documented         months ago.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9230020120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6969332853 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call completed.  Advised payment applied on 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7649791681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4660269743 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment of $754.61 for 03/XX/2019. Servicer processed payment and provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2016.  A motion for relief was filed 08/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6860576947 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in to inquire about removing MI.  Agent advised close to auto term date.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called and stated credit reporting from prior servicer should be removed due to bankruptcy.
                                           Servicer submitted credit correction and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  In rem relief granted upon confirmation of plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA declared disaster area 09/XX/2017; no evidence of damages.
2428028734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to request a payoff estimate. The borrower was provided with a verbal amount. The borrower stated will callback if decides to pay in full. The borrower further stated plans to purchase (or refinance in name later) subject property in the future but not now because just purchased a new car...gave house to child when spouse passed away.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7544525325 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Authorized third party called for account information and advised had to help a family member which caused delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4275860566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called for tax/insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7071772625 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7796070771 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in to pay late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2555269470 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called stating has more than the installment and thought would be applied to next month's payment. The representative educated the borrower on any extra amount from installment is first applied to late fee if any on the account and then applied to principal amount. The borrower advised last payment received on 10/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2077818413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called sent in escrow shortage $885.84 was applied to principal instead of escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2735236481 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8197476990 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8324148658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4856628553 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to setup 2 payments $600.00 05/XX/2018 and $625.71 05/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7913267485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower indicated that he received a document stating fees that were assessed on the account.
                                           Borrower indicated that they went to a court date and these fees were removed as they were in the process of a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2280329793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower scheduled payment and had questions regarding letter received in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1062070596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to set up a payment to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4143314830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19 Borr called with promise to payment $645.94 via mail.

                                           The borrower had a question about payment. Advised the borrower of where to mail payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8415240678 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to confirm that she made a payment. Confirmed there was a payment in the system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3722813053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about loan transfer. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5726358478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called made payment arrangement to reinstate loan $7,554.84. 0824/XX/15/2019 - borrower called with a promise to pay before month end
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5727425075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018, the authorized third party spouse said would check with the borrower to make sure the April payment is mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5775260316 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  03/XX/2019- Borrower called to provide 3rd party authorization
                    and documented         03/XX/2019-Third party daughter called and was informed cannot release information without authorization.
                                           Borrower is deceased and Executor/XX/14/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3308349108 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to advised will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8730419099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower scheduled payment by phone for trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5314174834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower requested general account information and made a promise to pay $1567.96 by
                                           06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7252004113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to verify the March payment was received. Agent advised payment was received and set up a promise to pay the April payment. Welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8550875995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 - borrower called with questions regarding loan transfer - promises to pay $1131.33 by
                                           03/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3150429837 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a $1763.08 payment.  A repayment plan was discussed.  The hardship that caused the delinquencies was resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4534579608 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get account information and to rest password to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1032279551 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower made a promise to pay.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason
                    insurance              is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  09/XX/2016 Borrower called in to dispute billing payment. Borrower stated her payment was almost
                    [1] Verbal Dispute -   double
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and is leaking.
                                           Trees are down and the fence is damaged.  The borrower did not file a claim.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8063698056 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to discuss status of account and said would be making a payment. Borrower accepted ACH and paperless billing. Rep sent rapid registration link sent via e-mail to borrower.
                                           04/XX/2019 - borrower called to make April's payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7962050201 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Servicer called to secure March installment.  Borrower stated payment was mailed out about a week ago
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7248667023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/08/2019
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4167810816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquiry about insurance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4963413261 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in and made a promise to pay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CBR dispute - signature on request does not match signature on loan documents - declined to change or remove any information that has been accurately reported. On 3/XX/19 Received credit bureau dispute request without information (vague).  Denied request-insufficient information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8664923718 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  On 01/XX/2019, Authorized third party called because they was concerned that the statement showed the wrong amount.  The agent explained that the payment had changed in February.  The agent provided the information for the borrower to dispute the fees, but the borrower never did.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments dating back to 01/XX/2018 referenced the borrower called multiple times disputing the corporate advances on their account. The service advised of the fees and stated they would need to submit a written request in order to further dispute the account. There was no evidence of the borrower sending in a written dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1927272510 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/16/XX/property address on file is incorrect. Servicer reviewed documents to ensure correct address
                    and documented         on loan.
2719260669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower and scheduled payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Property was cited on 08/XX/2017 as being located in a FEMA declared disaster area due to hurricane XXX. No damages noted.
9358295675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to request to make February payment and inquired about new servicer. Borrower was advise everything stayed the same. Payment process in the amount of $1681.36.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4629982355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify the payment information. The welcome call was also completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is evidence of reaffirmation.  The loan was reaffirmed per the comment on 4/XX/2014. The chapter was converted to a 7 on 5/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8254912189 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in due to website related issues registering online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area that was impacted by Hurricane XXX,
                                           XXX, as noted on 9/XX/2017. There were no damages reported.
3101451178 3        [3] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    No indication servicer PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    ever responded and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    appears issue still    05/XX/2019.  Borrower called to schedule a payment
                    active                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  Borrower payment drafted 3 times from account, 2 were returned but borrower is requesting $70 in bank fees be refunded.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6614800151 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and requested a pay-off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6004934557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments show contact with borrower regarding loan status and payments. Borrower advised they wrote check out to grandson and he forgot to mail it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3118523637 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  Borrower called in regards to hail damage from 03/XX/2019 and that a claim was filed.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 05/XX/2019 to report a claim for hail damages caused on 03/XX/2019. The claim was classified as enhanced endorse and release. A check for $17,361.54 was received on 05/XX/2019. The check was endorsed and released to the borrower on 05/XX/2019. The status of repairs was not provided.  The damage repair amount is estimated at $17,361.54.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3274889007 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promised to make a payment in the amount of $591.76.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6654444301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to advised they will mail in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2876902055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment, however, the rep informed the borrower that payment could not be made until the loan was completely boarded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4409892150 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5197020993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and made a payment of $804.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7118595124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party was advised that April's payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1453230712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  borrower called to see about getting the fees waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6516364677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The co-borrower called in wanting deal of late fees. The agent advised cannot do 50% deal as it expired.  The borrower requested to speak with supervisor for 50% fee campaign and the agent escalated the call.
                                           04/XX/2019 - Borrower called -  already made payment to previous servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6267113839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding request for premium payment.  Disbursed premium was made and homeowner policy updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2510086077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The servicer informed the borrower on 09/XX/2018 that the total amount due is $375.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8861075648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower called in because he thinks he made the incorrect payment amount.
                                           Advise borrower that he made a double payment because he paid towards the late charge as well
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7865110494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called with questions for a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was dismissed on 09/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5696834428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound call needing help with web access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9049474674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments from 1/XX/19 indicate servicer informed borrower account is current and provided payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3550498922 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Commentary states borrower called in to confirm payment is setup on the account.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 09/XX/2017 and 11/XX/2017 due to Hurricane XXX.  Damage was noted to the shingles and fence and the borrower stated a claim was filed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3663765867 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to make a payment in the amount of $2130.55 by 06/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9962897061 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  The borrower said they will make payment online.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Borrower advised on 09/XX/2017 their roof and fence were damaged by Hurricane XXX. There was no evidence a claim was filed or the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
4681059899 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  The borrower called  in to see if the final modification documents were received. The borrower indication covered by  was advised yes. The borrower asked for a copy of the final documents and was advised it normally takes 30 to
                    insurance              45 days to send the copies.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the
                    [1] Written Dispute -  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    Servicer responded     days and no further communication from mortgagor.  The borrower was disputing the account claiming identity within 60 days and no  fraud.  The account was verified correct as reported and noted the suppressed months for Chapter 13.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 08/XX/2017 due to Hurricane XXX.  Flooding damage and damage to gate and fencing was noted. The borrower noted on 09/XX/2017 a claim was filed and had roof damage and leaking.
                                           The borrower noted damage estimated at $2600 and was filing an appeal with the insurance company.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $2,600.00.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
6160621866 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower who scheduled payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2006.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2006 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7088146903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to state that they were having issues making an online payment. Borrower was instructed of various payment options and promised to pay $866.76.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3492669089 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2017.  Borrower called in to inquire about account information and was advised the loan was current.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written credit dispute noted - applicable fields were updated to show loan status as current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Oregon Akawana Fire
                                           (FM-5126) declared on August 31, 2016. No property damage reported.
7021339758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment.  Borrower stated reason for default is due to curtailment of income (loss of income - spouse was unemployed).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1298319908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2018 Borr called asking why is statement states it is informational only.  Call was transferred to the BK department.

                                           The borrower called to discuss account and make a payment.  They are not represented by an attorney anymore, but they were for bankruptcy.  The servicer assisted them with online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8903001063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called KYOCC provided and demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 11/XX/18. No damages were reported.
9541021160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in wanting to know what her new payment was.  Advised the borrower effective
                                           07/XX/11/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4596643026 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to make a payment on the account and was counseled on the options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  A motion for relief was filed 04/XX/2016.  Active chapter 13 bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8751409860 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss online help.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8320495571 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6102509302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrowers spouse called and stated the payment would be made by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7571726670 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Customer stated the reason for delinquency is temporary. WWU Pipeline but customer did not have account information to program payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9337139163 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9007083888 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and promised to pay $837.39 by 4/XX/19 via moneygram. Borrower also updated profile information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1802536659 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Authorized party called to make payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 08/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and leaking.  The borrower noted no claim was filed.  The borrower noted on 10/XX/2017 has been completing repairs.  The details of the damage and status of repairs were not provided.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
1513926435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4069048272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called ot get information on refinancing options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX,
                                           XXX as noted on 9/XX/2017. There were damages reported which have been repaired.
7198957901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Auth 3rd party called advised $40,000 payment was monthly payment with the additional going towards principal.
                                           0318/XX/18/XX/20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9047928036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to promise a payment of $858.34 via the website by 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1667687488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized relative advised that the hardship was due to excessive obligations as the roof replacement cost about $2,000.00.  The caller promised to pay $$293.68 by 06/XX/2019 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5349207138 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower had an escrow inquiry.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4311938333 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The last contact with the borrower was on 11/XX/2017. The borrower wanted to know if he could skip a month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1438360558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment and requested copy of payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2170455044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called about lender placed insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4178979006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated they received a claim check from hurricane and used it to pay November and
                                           December payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area that was impacted by Hurricane XXX,
                                           XXX as noted on 10/XX/2018. There were no damages reported.
1796595069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  An authorized third party called with questions about final modification.  The borrower was advised to send signed copy in by 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6656767657 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower promised to pay $793.07 by 05/XX/2019 via the web.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing account information through XXX.
                                           The servicer reviewed account and updated applicable fields to show loan status as of today 08/XX/2017 current and show payment history through 07/XX/22/2017 reflects that the property is located in a FEMA disaster area due to Hurricane XXX.
4409255058 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call borrower inquiring about 1098 statement advised borrower taxes $2,593.56,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4305940653 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/XX/13/2009.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4971781892 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Authorized third party called to schedule payment in the amount of $1480.10.  Borrower is
                    and documented         deceased and Executor/XX/17/2017; no evidence of damages.
1736829431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower requested assistance accessing online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7662950868 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in response to new customer information and provided an on-line payment.
                    and documented         Borrower is deceased and Executor/XX/31/XX/17/XX/03/2017 with all funds released and a 100% inspection.
8516100572 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2006.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2007.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to hurricane
                                           XXX cited on 09/XX/2017.
3650530413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower scheduled payment $780.00

                                           Commentary states borrower called in regarding bankruptcy letter received from servicer. Borrower was advised of the status of bankruptcy on file and provide with the account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2013.  A motion for relief was filed 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3845937165 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The agent asked the a3p for the borrower and the call dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5726065823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in wanting to change her payment from 06/XX/2019 to 06/XX/2019.  Advised to late to change.  Borrower will not have the funds available due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1005290494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to schedule a payment on the account. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (XXX) declared on 08/XX/2017. No property damage reported.
3575808266 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower logged onto website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2810901663 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower needed assistance accessing website to make a payment.  The borrower stated they now have funds coming in and have some back payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4644209865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to schedule a payment for 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7070059021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9616921903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Talked to borrower completed welcome call borrower also made a payment of $1,397.44 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5604294351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer informed the borrower on 06/XX/2019 to send an inquiry to the research department regarding the service charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3772138784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which a third party had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8609909036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was returning auto calls, upset they work nights and the calls wake them up, placed on the do not call list
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1141001202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Agent discussed billing statement with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9935189258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower promise to pay $5,280.93 on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1803884040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower updated the language preference to English.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5790985087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Requested verbal VOM
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2059917449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower discussed bringing account current with agent and advised that fell behind due to a death in the family and funeral expenses for it.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4789257488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3885014231 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regards to taxes. The agent advised that they are escrowed as well as the
                                           homeowners insurance. The agent advised that he  can view          disbursements on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7784949168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower called for status of account. Borrower inquire if revocation letter was received. Borrower was advised the letter was not received yet. Borrower was advised the Bankruptcy discharge review may take 30 -45 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           10/XX/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5595265821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised of escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9370723076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower stated intends to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2387842051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower advised they would make a payment through the automated phone system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2871970037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Commentary states Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1225390019 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make  payment in the amount of $1625.89 by 07/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8774735467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promised to make payment via web by 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1758179126 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower requested a call back to explain owing for 2 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5903745754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The called and spoke with the borrower and advised that the final modification documents have gone out. The borrower stated was advised did not need to send them back. The agent advised that the documents need to be signed and sent back in and the borrower advised will send back as soon as possible.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5581891026 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2018.  the customer was contacted and given the total amount due,the customer stated that a payment was sent in today
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6267343695 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower called to discuss the statement they had received, and the agent provided the
                    from mortgagor         Welcome Call information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written dispute on 04/XX/2019 about late fees that had been assessed.  The Servicer responded to the borrower, explaining that the late fees had been assessed by the prior Servicer and that documentation from the prior Servicer showing that the fees had been assessed inaccurately or previously waived would be needed in order to remove them.  The Servicer included the payment history from the prior Servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7440550959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area. No damages were reported. On 7/XX/2016 a claim was initiated for water damages in the amount of
                                           $3,000. The claim was classified as non-monitored. The notes on 07/XX/2016 stated all funds were released and the claim was closed. On 07/XX/2016 another claim was initiated for unspecified damages caused on 06/XX/2015.
                                           A check for $3.000 was received on 07/XX/2016. The funds were endorsed/XX/07/2016.
6247188289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1850516823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments from 1/XX/19 indicate servicer informed borrower deadline to accept modification.
                                           Borrowers are still considering accepting mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2349549041 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1530918876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 inbound call authorized 3rd party, borrower updated mailing addess
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3924969422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called to schedule a payment over the phone. The rep completed the welcome call and the customer was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5432001755 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  06/XX/2018 - talked to authorized 3rd party - need payments to be sent as cashier's check or
                    and documented         money orders - personal checks are no longer accepted.  Borrower is deceased and Executor/XX/27/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9286638857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Authorized 3rd party called in regarding payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8619063256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to report a new claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5645984164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 06/XX/2020.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Third party called in to find out what the unpaid principal balance was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1548522867 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  01/XX/2019.  Borrower gave rep authorization to release loan info.  Advised caller unpaid princiap balance is
                    insurance              $77,708.06.  Last payment was 1/XX/19 and next payment due is 2/XX/19 in amt of $1190.88.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower noted on 10/XX/2017 the property is being renovated and needs a new roof estimated at $10000 and electrical work. Windows were replaced and a new water heater and furnace was replaced.  The damage repair amount is estimated at $10,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4127713171 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5693160435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss missing payment and escrow balance.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7580663865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9732524809 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for payment information and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7237229075 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized third party called in about insurance.  The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5820121867 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Authorized third party (spouse) notified that borrower has passed away. No date of death. ATP,
                    and documented         wanted to know if there was anyone on the title, advised to go to the state or county to obtain this information. Requested modification information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1964600230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $2,997.39 for today RFD curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1663477214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted servicer to make a promise to pay $1141.05 on 05/XX/2019 via automated system. The servicer offered paperless billing; borrower accepted and an enrollment link was sent via text to borrower's cell phone. The borrower also provided life of loan authorization for spouse on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9226262849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6103753145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3037606964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in regarding previously requested pay history. Agent advised accordingly and no further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9856006391 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called about refinance and agent advised of next payment due.  Borrower made two promises to pay on 4/XX/30.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a fee on the account.  Dispute was acknowledged however there was no one available to escalate the call to.  The borrower was advised it is a legal fee amount.  There was no further action noted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6789530016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4998294526 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9738949755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6241462789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 06/XX/19 to schedule a payment in the amount of $1265.94
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2587814219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1436720942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2892576474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6484570893 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  01/XX/2019.  The borrower wanted to know why amount is so high. The representative advised that have $471.68
                    insurance              in late fees. The borrower stated will reach out to spouse. The call unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [3] MI Not Being Paid  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    As Required            FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Commentary dated 5/XX/17 indicated flood in property causing a lot of water damage, and the borrower had to move out of property temporarily. The borrower stated they were working with the insurance company to repair the damages.
                                           On 06/XX/2018 the borrower stated the damages were more than the claim, and would be using the funds towards the loan. However, no information was provided to verify an active claim. There was no reference to any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6190020022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3667164857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment and was advised of pay by phone fee. Borrower was given different payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6726526846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Spoke with borrower and advised that the bank returned the payment.  Rep was processing the payment when customer placed on the line.  She was on the phone to authorize payment.  Processed payment in amt of $1166.30.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9688788363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Payment scheduled for 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6036849120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to inquire about the payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2016.  A motion for relief was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4724363599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to make a payment
                                           03/XX/2019-Borrower called in to report new claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 02/XX/2019 reflected a claim was initiated for damages sustained on
                                           06/XX/2018. The comments at that time also indicated a check was received on 02/XX/2019 for $1,993.55. The funds were released and the claim was closed on 02/XX/2019. The comments on 03/XX/2019 referenced the borrower calling to report a new claim for wind damages on 06/XX/2018. The claim was classified as non-monitored. Funds in the amount of $989 were received on 03/XX/2019. The funds were released on 03/XX/2019.
2257069599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018 Borrower called in reference to fees on account. Fees were discussed with the
                                           Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           02/XX/2016 Commentary states Bankruptcy was discharge. There is no other information about the Bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2520230112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to dispute the inspection fees. They stated they do not have proof an inspection was completed or who had completed the inspection. The rep advised the borrower to send in a written request for proof of the inspection and company who completed it. Borrower was very upset and unexpectedly disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4601880119 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called and made a payment of $738.02 advised of next payment due $639.68 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7470808911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower authorized a payment in the amount of $798.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4014801908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to confirm wire transfer was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9731304522 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  08/XX/2018 - talked to borrower - RFD - business failure - borrower will try to get back on track
                    and documented         at the end of September - discussed options  Borrower is deceased and Executor/XX/29/2007.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1966195467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called for loan status and was advised of due date and amount and of ach.  Borrower declined phone payment and stated family will be helping with bills.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5391725592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4103787856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  the customer was contacted given the total amount due, advised the illness of the borrower caused the past due issue
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2071428121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding information about changing the property into an LLC. was contacted and noted the property is non-owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8826060109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to advise of their new insurance carrier. The welcome call was also completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1976793519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and reviewed the welcome call and updated their contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2868061817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment in the amt of $1661.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was initiated for wind/XX/13/XX/11/XX/25/XX/19/2019 all additional funds were released.
6133231256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9864661253 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower inquired on if auto-payments were turned and was advised that they were.  Borrower is
                    and documented         deceased and Executor/XX/14/2009.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3211572964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with borrower, borrower stated that a double payment was made and want to know what happen and advised that he made payment online on 1/XX/19 while he had automatic draft set up for 1/XX/19 and advised that if one payment was not drafted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6709210600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Co-borrower called and made 2 payments. Agent advised of the servicing transfer effective
                                           3/XX/2019 and a Goodbye Letter will be sent to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1473564160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment and then hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4028004979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  10/XX/2018 inbound call borrower inquiring about payment,borrower inquired about payments being report to credit buruea
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8467712198 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2017.  The borrower called in and scheduled payments for 04/XX/2017, 05/XX/2017 and 06/XX/2017.
                    and documented         Borrower is deceased and Executor/XX/11/2008.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1221893113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower declined a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3319239512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to schedule two payments and request copy of 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5353338202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4649634625 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 outbound collection call advised borrower total amount due , borrower advised unaware he was behind, advised borrower of know your option site

                                           Borrower made a payment to account. Agent took payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9387762716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3754300815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower was advised of payment increase due to escrow. Escrow detail was sent to address on file. AGent offered to schedule payment but was unable to do so due to borrower not having account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7653760582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to promise a payment of $1782.12 for 4/XX/2019, 4/XX/2019 and 4/XX/2019. Also
                                           discussed reinstatement and repayment plan. The borrower also stated the reason for default has been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3414695466 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8052969005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXX Wildfires noted on
                                           11/XX/2018. No damages were reported.
3021802217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Payment scheduled for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3415341122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3820743849 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4490163725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (XXX). No damages were reported.
3520038640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3136335291 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to inquire payment method options. Borrower scheduled a payment for
                                           04/XX/2019. The billing statement was discussed with the Borrower. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4649057427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower calling to scheduled payment  $364.48

                                           The borrower was advised of total amount due and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8348507105 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2018.  Borrower called to make a payment on the account due to them being locked out online.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received regarding the account status.
                                           The loan was updated with a payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3738322721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7995075979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $1295.93 scheduled 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4807310684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  (1/XX/19)Borrower called in to advise that the payments were a little behind because of the death of her parent. Borrower paid December payment on call and promised to pay the January 2019 payment by January
                                           15th.

                                           The borrower called on 6/XX/19 asking to know why the UPB  has not changed much. Informed it was due to the modification. The borrower also promised to pay $1319.08
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5698362538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower called in about payment

                                           Borrower called to confirm payment application and requested a copy of loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2658179079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower inquired about general loan information and made a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1141049896 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Commentary states borrower called in to make a reinstatement payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4740815999 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called to set up the auto draft for the payments and discuss the escrow shortage.
                                           Also noted the borrower reaffirmed after the spouses bankruptcy.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes late payments after bankruptcy discharge.  Ongoing updated with credit bureau to report accurately. On 5/XX/2018 the credit reporting was changed to the payment history suppressed from
                                           12/XX/2017. Also noted as account reaffirmed or not included in the bankruptcy. The bankruptcy was the spouses filing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  The borrower inquired about the reaffirmation on 6/XX/2014 but was not completed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8779786978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in a promise to pay $1,086.81 on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4523011712 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6407776758 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  borrower called advised statement will go to borrower once she is removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6551906096 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower requested his online password be reset and scheduled a payment for 5/XX/19. He also
                    and documented         asked about a $15 fee and agent responded it was a property inspection fee charged by the previous servicer.
                                           Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7603362516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower followed up with duplicated payment on billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9433191149 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of
                                           $1,294.33.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1893138703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called about bring loan current, stated a payment was mailed in the 1st of May. Will call back to check on the payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7645903665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called with year end 1098 form inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9687151147 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called asking how to pay escrow thru the year separately.
                    and documented         04/XX/2019 - borrower called general account information  Borrower is deceased and Executor/XX/03/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8125994493 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Loan is in         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason
                    Bankruptcy             is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comments on 08/XX/2018 referenced a dispute regarding the borrower was never on note or mortgage,
                    [1] Verbal Dispute -   as they received the property in divorce decree. A response was issued on 08/XX/2018 advising of the
                    Servicer responded and resolution.
                    appears issue is       REASON FOR DEFAULT:
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2018.  First bankruptcy chapter 13 case number XX-XXXXXX  This bankruptcy was dismissed on 04/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8745652323 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Welcome call complete. Borrower advised reason for default was due to excessive obligations.
                                           Borrower was advised of late fees, but then stated previous servicer did not charge late fees.  Borrower was advised late fees are at the servicer's discretion.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1691718245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  During Welcome Call, borrower states not aware he was late and made a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9774252941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The last contact with the borrower was on 07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7898082577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Spoke with customer and advised of total amt due of $1075.78.  Customer states that he secured payment securing method seterus.com in the amount of $1075.78 on 9/XX/1.  Borrower declined to post date future payments.  Advised borroer of self serve payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9402652136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called in to discuss final modification terms and payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5626604916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018, outbound called made to contact borrower. The borrower experienced financial difficulties after a family member passed away  The borrower made a promise to pay in the amount of $749.30.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6860933145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Co-borrower called to make the January payment.   Excessive obligations noted as the reason for
                                           default (resolved), borrower had car repairs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1969886543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Comments from 10/XX/18 indicate borrower called in for correct loan number for western union payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5708116879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  borrower called to update mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5970998903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for $2,487.47 effective for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6306721085 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Borrower called to see what payment covered- made payment for April.
                                           03/XX/2019-Borrower called in to make a payment in the amount of $681.38  plus $43.62 scheduled 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  04/XX/2019- "Inbound Bankruptcy call"
                                           03/XX/2019- Customer advised of being in the final stages of BK
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5117754692 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated will make a payment or two on Friday (No amount and specific date provided).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4595158080 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    04/XX/2019.  borrower called in about her insurance claim for repairs; call transferred to loss draft dept.
                    bid                    On 04/XX/2019 spoke to borrower about endorsing claims check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Claim filed on 03/XX/2019 for water damages caused on 02/XX/2019. The claim was classified as non-monitored. There was no evidence of the borrower sending in the claim check yet for endorsement.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5818512485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called and made a payment in the amount of  $614.99.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7121913260 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018 Borrower called to make a payment for June 2018 and to schedule future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.  A motion for relief was filed 05/XX/2016.  On 07/XX/2016 Commentary states Bankruptcy was discharged on 05/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6331009782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower wanted to cancel payment for August and send in a check for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7664166995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called about the billing statement showing a past due amount for November. Agent advised of the billing cycle change and that the loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5260301728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower advised not effected by any disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9458485038 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6024116030 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  The borrower called in to schedule a payment in the amount of $421.18 for 12/XX/2018.  Borrower
                    and documented         is deceased and Executor/XX/31/2007.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2349887309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to make a speed payment and was advised on wire transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1087332248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to see why the insurance has not been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6700398687 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8437151601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make payment of $2195.88
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4374724241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to reinstate the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8709329041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  borrower called to see where to send payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5247478062 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4385627433 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 11/XX/2018.  Borrower called about the new payment change. Agent confirmed the payment changed on 12/XX/2018.
                    - Executor/Heir exists Loan is current.  Borrower is deceased and Executor/XX/22/2016.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5936880221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called stating will pay after Friday when she gets paid and advised will call back for refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3109194651 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   06/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                    Servicer responded and 06/XX/2019 - Borrower called to make a payment
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason
                    closed                 is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3563986896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding payment increase. Servicer advised of escrow changes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8624416184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower was provided total amount due and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8641435766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to verify the ACH has been set-up.  The servicer advised the auto pay is set up and the payment will automatically withdrawn starting 07/XX/2019.  The borrower made a payment in the amount of $521.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8983470075 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Borrower gave permission for ex-spouse to be on call; RFD is curtailment of income due to illness
                    and documented         of mortgagor.  A3P made payment iao $334.15 for 12/XX/18 & $512.87 for 01/XX/19  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7458666535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures. The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Borrower states tried to file Bk but it didn't go thru.
                                           No notes on the current status, filing date, dismissal/discharge date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6519442445 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to inquire if the payment had been scheduled correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7694118634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called to make a payment.  Agent went over various options to reinstate the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9886051206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for payment information. The welcome call was also completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7600196411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $983.25 scheduled 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1483789282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower advised had surgery recently and daughter is handling payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5237195294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about the 1098 year end statement. The agent requested for the document to be sent to the borrower and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 11/XX/2010.  Chapter 11 Bankruptcy terminated without discharge as noted
                                           on 2/XX/2017. Comment dated 11/XX/2015 reflects cramdown completed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXX Wildfires on 11/XX/2018 as noted on 11/XX/2018. No damages reported.
8040025759 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower requested the Servicer's fax number.  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7825996441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Third party called to find out the status of the payment made. she was advised that the payment would go up in July after the results of a escrow analysis showed a shortage. Third party scheduled a payment in the amount of $83.21 which reflects the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7652956934 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  A3P (insurance agent) called in to check on status of hazard insurance.  Servicer transferred him to insurance department since servicer was unable to provide requested information
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute where the borrower was overcharged two times.  Misapplication reversal 5/XX/16.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7971221181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to find out about payment options and decided to make an online payment once fees were disclosed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5896804005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower processed a payment and advised that they mailed a payment in and $400.00 is missing.
                                           Advised the borrower to mail in proof.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1697740954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5976913496 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called made payment $886.11
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8482942254 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower stated that he set up a payment through Bill Pay to be drafted on the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4701259512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to have third party authorized on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3470674987 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  Inbound call for general account information and to schedule payment.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9818429099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to have password reset
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1689261776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and stated will make payment in the amount of $686.04 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6624164742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Notes indicate the borrower called about money being refunded to escrow on 11/XX/2018. The agent advised borrower the refund check was mailed on 11/XX/2018. Advised cannot reissue a check until it's a month old. The borrower will call back when check would be more than a month old to have it reissued if not received by then.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6593994495 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  the customer was contacted and a welcome call completed, the customer advised that the payment
                    and documented         had already been sent.  On 04/XX/2019 Borrower called to promise to pay on 04/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7526793626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment in the amount of $256.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8623563938 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  Borrower made a payment in the amount of $1052.67.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The comments on 10/XX/2018 referenced a claim was initiated for damages caused on
                                           03/XX/2018. The notes at that time also indicated a check for $14,830.59 was received on 10/XX/2018. The funds were released to the borrower on 12/XX/2018. The commentary stated an inspection showing 90% repairs completed was needed to close the claim. After the service transfer, the notes on 03/XX/2019 indicated documentation was being transferred for the claim.  The damage repair amount is estimated at $14,830.59.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1177043716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower had questions regarding taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2153546136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to verify insurance. The borrower was advised of current insurance company and further advised of a disbursement made on 04/XX/2018 in the amount of $2175.00 (check number: 2348123).
                                           The insurance providers telephone number was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 03/XX/17 a partially monitored wind claim was filed by the borrower. A check IAO
                                           $7,654.52 was released and endorsed and file was closed 04/XX/17.
8641917447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and made a payment of $1,914.44.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5083935744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed; borrower asked for information needed to send an electronic payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9224045229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called on 10/XX/2017 to discuss the escrow refund they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7280707331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to make a payment of $977.64 and counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9184891981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to inquiry about reaffirming the debit. Agent advised to contact the bankruptcy attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7136924248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment of $725.70 scheduled 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1223465185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5471109857 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in and inquired if the payment they made that day was applied to the account.
                                           The borrower was advised it would post the next day. The borrower was advised of an additional payment made on
                                           07/XX/2018 that should post the next day. The borrower stated they did not know the prior payment had gone through and requested the payment they made that day to be deleted. The request was submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2009.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2008.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3042437755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 Borrower returned call. Borrower was advised call was in reference to HAMP incentive showing received loaded under Fraud/theft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8333365234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6865536458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018 Borrower called to confirm payment was received due to mailing payment. Borrower was advised payment was received. Borrower was also advised can make payment online or with an agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6949151669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised a payment. Loss mitigation options were presented but no follow up is noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2272063219 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The customer inquired about due date. The servicer informed the customer and a payment was posted
                    from mortgagor         in the amount of $824.35 on 03/XX/2019 for April payment. The customer is now due for 05/XX/25019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CBR dispute responded to Experian. on 11/XX/2017; on
                                           04/XX/2018 the borrower statement was on dispute. Consumer states this mortgage was not discharged in their chapter 13 bankruptcy filed May of 2011.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2046253396 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  A third party called in regarding the successor in interest process.  Borrower is deceased and
                    and documented         Executor/XX/07/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5217864221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower was assisted with accessing their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8329386990 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to go over account status and they will be making reinstatement payment by
                                           9/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2062409256 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated they were unemployed and is unsure of the timeline when they began unemployment.
                                           but has family that is going to assista to bring the loan current. The need to repay back is not immediate and scheduled payments for 10/XX/2018 and 11/XX/2018. On 10/XX/2018 associate advised borrower they had a modification and was immediately delinquent. Comment dated 02/XX/2018 borrower was unemployed from
                                           09/XX/16/XX/01/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6774211781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called advised of total amount due $6,311.50. borrower had unexpected expenses throughout year. advised if payment not made account in danger.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4317194564 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer provided welcome call information and borrower confirmed payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3568881180 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   02/XX/2019.  Borrower called to make a payment of $2,269.38.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason
                    appears issue is       is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  Credit bureau dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8377570987 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted regarding the final loan modification documents. The borrower stated
                                           they had been mailed out. The borrower was advised of the next steps and payment options. Confirmed a payment was scheduled for 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4736250986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payments for 06/XX/2019 and 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6853228276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get their online account set up.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8983615562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The last ontact with the borrower was on 02/XX/2018. The borrower wanted to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9476259053 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to get loan transfer information.   Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7139621651 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower was advised that the loan was due for 03/XX/19 and that the payment increased due to
                    from mortgagor         escrow shortage. The borrower advised that wanted extra payments to go to unpaid principle balance and will be making another payment by 02/XX/31/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower dispute the credit reporting and citied this was due to a divorce. The servicer responded with no changes made.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7727113992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make 2 payments.  Borrower stated had to pay taxes is the reason for the default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9353312757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  An authorized third party called to verify the escrow shortage payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4335300823 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding escrow questions, the servicer advised the research department had sent out a response. The borrower confirmed his payment is scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property was located in the FEMA disaster area of
                                           Hurricane XXX, no property damage was reported.
2400102886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- QA statement given, payment paid
                                           02/XX/2019-borrower called to make payment $1,852.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8108431038 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called, promised to pay $1086.66 by 06/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4571035759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment and wanted to discuss payment increase due to escrow increases.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4809325258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7053303672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5664295095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower spoke to the servicer about account status and will wire reinstatement.  The borrower inquired about bi-weekly payments and servicer advised better to just send in extra principal payment with note on payment memo.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to Hurricane XXX on 9/XX/18.  There was no damage indicated.
7244491799 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  borrower called advised all trial payments complete, new payment starts 10/XX/2018 $485.12, will return modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6279016441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to schedule a promise to pay payment for the loan account in the amount of $2453.26 effective 4/XX/2019. The borrower also calling to verify the status of the account and wanting to make sure the account is not set up for bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 09/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 05/XX/2016.  The claim was closed on 10/XX/2018 with all funds released and a 100% inspection.
7801992750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8783239394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018 Borrower called in reference to online account. Borrower username was verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2018 Property is located in a disaster area due to XXX wild fires. No damage noted.
9737660858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments from 6/XX/18 indicate borrower has been double billed and can't get online. Servicer confirmed payment was processed 6/XX/18 and password reset was emailed to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9504967201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states third party called in regarding last payment made on the account. Third party also has a password reset sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 11/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (XXX). All damages were repaired with disbursement funds and claim closed.
7162017633 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Talk to borrower regarding payment due borrower PTP $1,376.91 online 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4408220920 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  The last contact with the borrower was on 08/XX/2018 to discuss reinstatement amount.  Borrower
                    and documented         is deceased and Executor/XX/01/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2274783354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment in amount of $467.07 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2924018289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/19, the borrower called to make payments doesn't have a checking account made payment with a debit card in the amount of $498.66. The agent provided the confirmation number and counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was impacted by Hurricane XXX, XXX, as noted on 09/XX/2017. There were no damage reported.
4108183518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower wanted funds they made payment with transferred to another loan as payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); borrower reported damage and a claim was filed.  The claim was not monitored and servicer endorsed and released funds to borrower.
3287239307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower states that he set up payments but the payment has not been taken out of his account. He made a payment in the amount of $2188.96.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2662501549 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called to schedule a payment in the amount of $854.38
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6661415800 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment of $1856.54.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2017.  The proof of claim was filed 03/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Property was affected by hurricane as noted on 12/XX/2017. No damage noted.
9620528296 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower wanted to know what additional charges were on her bill. The agent explained the insufficient funds and late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments from 3/XX/19 indicate a borrower signed quit claim. Both borrowers to sign loan assumption to complete modification.
2017956701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment for 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7214207549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower scheduled payment for
                                           3/11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3785662625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in and made a payment in the amount of $736.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2751001362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4547113903 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding payment of insurance premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6609062483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  borrower called needs new statement sent out.  On 06/XX/2019 spoke to borrower and they promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1197977389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  borrower called to setup payment arrangement, advised  $4,220.50
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2562378315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and set up payments one fort 3/XX/2019, 3/XX/2019, 4/XX/2019 also discussed reinstatement and than finished the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1198254836 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 02/XX/2017.  Customer called in regarding the insurance bill and needing to send it in.  Borrower is deceased
                    - Executor/Heir exists and Executor/XX/05/2015.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1058348491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1195914510 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2018.  Third party states that will process a bill pay in the payment in the amount of $400.  Borrower
                    and documented         is deceased and Executor/XX/18/XX/29/2016. No damages were reported.
1023462491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  borrower called to make payment $1,852.92
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8340259292 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2018.  Borrower got modification documents,checking on modififcation documents since primary borrower
                    and documented         deceased. borrower last payment short $53.26. borrower made payment.  Borrower is deceased and
                                           Executor/XX/01/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3860231226 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  The borrower called in to make a payment in the amount of $925.78.  Borrower is deceased and
                    bid                    Executor/XX/06/XX/28/XX/17/XX/13/XX/10/XX/22/2018 in the amount of $18183.62.  Two reissued checks were noted
                                           in the amounts of $585.18 and $3154.09.  The checks were not received and the claim remains open pending the
                    [1] Mortgagor Deceased adjuster's report and legal copies of the checks.  The details of the damage and status of repairs were not
                    - Executor/Heir exists provided.  The damage repair amount is estimated at $18,183.62.  Property repair is in process.  The property
                    to dispose of          condition is UTD.  The current occupancy status is owner occupied.
                    property; identified   ADDITIONAL INFORMATION: NA
                    and documented
4013981613 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower called to get account information but was advised to have attorney send authorization in order to obtain information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8170652361 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called in and scheduled payments for 5/XX/19, 6/XX/19, 7/XX/19, and 7/XX/19  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2185708888 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and made a payment of $1,778.60 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9941226512 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment in the amount of $1361.49 scheduled 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5507076029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to ask why his payment has not processed. He was advised that his payment was returned due to not being able to locate the account number. He made a payment in the amount of $555.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8157175042 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The loan borrower authorized a payment in the amount of $1965.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7763838047 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer inquired about letter advising she no longer needs flood insurance.  Servicer transferred call to insurance dept.  Borrower processed payment iao $564.11 for 2/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3480031634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regard to BK status on loan, servicer advised borrower to send in inquiry to correspondence dept
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2942656688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The welcome call was completed with the borrower. The also scheduled a payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1316787299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to inquire about insurance not being paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8902199719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9419867537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5151689052 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    05/XX/2019.  the borrower authorized a payment in the amount of $1517.96 funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the related contractor bid reason for default with the information provided.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was initiated for wind damages caused by Hurricane XXX on 10/XX/2018. A check for $29,927.36 was received on 11/XX/2018. An inspection was received on 02/XX/2019 showing 41% of the repairs were completed.
                                           The inspection indicated both interior and exterior damages remained. The notes on 03/XX/2019 stated another claim check for $17,159.26 was received. There was no mention of any funds being released.  The damage repair amount is estimated at $47,086.62.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
7643708587 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to make a payment on the account.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the
                    Servicer responded     reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 within 60 days and no  days and no further communication from mortgagor.  Servicer responded to credit dispute through equifax and further communication  loan status was updated as of 11/XX/2016.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4137358732 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in regarding the modification documents and inquired on the escrow shortage and the late fee. The borrower was advised on the escrow amount, option of escrow analysis and the late fee.
                                           The borrower was advised how to complete the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9456974985 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Third party called to discuss documents needed to be added to the mortgage.  Agent noted as
                    and documented         possible SSI.  Borrower is deceased and Executor/XX/23/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8291512848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a payment in the amount of $1223.20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8323662381 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 09/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9457504911 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  Borrower processed a payment in the amount of $963.39.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8058144918 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/2019 borower called in, received a refund check from insurance company, does she ned to
                    and documented         send it in foe escrows, advised no, we have a surplus in escow.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5899709352 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called due to wanting monthly statements. She was advised due to Chapter 7 Bankruptcy
                                           Discharge a monthly statement cannot be sent to the borrower. He was advised he needs to speak with his attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2275883011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  She spouse who is an unauthorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5381966663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  the borrower called in to see when he could make a payment, online option explained via the welcome call as well as the escrows
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6698800637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower promises to pay via internet in the amount of $1225.43
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4222387283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9125241195 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called for the loan status and was advised of total amount due for $3298.08. There was no commitment to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 04/XX/2016.  Relief granted on
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8928223468 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower is deceased.  Daughter is on Trust and is responsible for payments. Called with escrow
                    and documented         inquiry.  Borrower is deceased and Executor/XX/19/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4222766666 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/2018 inbound call advised borrower of total amount due, borrower inquiring about late fees
                                           $273.76, borrower advised will payment mortgage payment in next 2 days, advised borrower of payment history,
                                           borrower scheduled payment   $1591.91 5/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3535950419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower spoke with an agent and reviewed the loan transfer as of 3/XX/2019. The agent advised that the loan will remain as is. There agent also advised that there is a cushion of  60 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4155091593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The last contact with the borrower was on 10/XX/2018, to discuss options to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1634922338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in with questions on escrow about flood and insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9172448837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was contacted and verified demographics but was unable to continue with the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2753041878 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2018.  A third party called on 05/XX/2018 stating they were told a month ago after the borrower passed
                    - Executor/Heir exists away that a packet would be sent to them. The third party advised they had not yet received the packet.
                    to dispose of          Borrower is deceased and Executor/XX/01/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7322926331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer was contacted and provided the total amount due and that the final modification was received and being processed.  On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments state on 9/XX/17 that natural disaster occurred due to Hurricane XXX in XXX.
3786986006 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to say they were locked out of the online account. The service rep advised the borrower to reset their password and they will be able to get in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7092876355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Collection call to borrower. Borrower stated the reason for default was due to not being able to access online account, (no hardship).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3775736129 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    04/XX/2019.  The borrower called to get the status of the claim check.  The servicer advised that the recovery
                    bid                    check for $14,652.06 had been endorsed and released that day.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the
                    [1] Written Dispute -  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    Servicer responded     days and no further communication from mortgagor.  The credit reporting dispute was resolved with a payment within 60 days and no  history.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A monitored insurance claim for water damage sustained on 07/XX/2018 was filed per notes dated 12/XX/2018.  The claim was reclassified as enhanced endorse and release on 04/XX/2019. The recovery check for $14,652.06 was endorsed and released on 04/XX/2019.  The details of the damage and status of repairs were not provided  The damage repair amount is estimated at $14,652.06.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1343196090 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4231535171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Co-borrower called and received statement and wanted to know why the balance of the loan had increased.  Agent reviewed the file and advised due to past due amounts and fees the balance increased during the modification.  Agent also explained the difference between the modification and a refinance. Loan is current and due for the 4/XX/2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7272555513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  borrower called stated when with prior lender did not know he was behind.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5513219325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to make a payment in the amount of $1948.84 by 04/XX/2019 via Bill Pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5840437654 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    04/XX/2019.  Borrower promised to send payment Friday. The borrower called in on 04/XX/2016 to make a payment.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 07/XX/2015 a claim was initiated for hail damages caused on 07/XX/2015. A check for $9,562.52 was received on 07/XX/2015. Two more checks were received on 08/XX/2015 bringing the total claim to $13,568.79. All funds from the claim were released to the borrower. The borrower stated on 05/XX/2017 they would be coming out of pocket to complete the repairs due to the claim amount was insufficient. The notes on 12/XX/2018 stated an inspection showing 90% of repairs completed was needed to close the claim. There was no evidence the repairs were completed.  The damage repair amount is estimated at $13,568.79.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 05/XX/2016 indicated the property was located in a FEMA
                                           Disaster Area. No damages were reported.
1841631905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in stating that the payment has not came out of account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2577837077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed and account information was provided to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1027977306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8905152877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower was advised  the payment from the 17th has wrong account information and will get reversed. Payment scheduled for 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6161124113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make payment in the amount $2400.09 by 6/XX/19 via IVR and declines paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1178357259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called as received a letter of missed payment. Payment was misapplied and it negatively affected the borrower's credit. Representative put in request to have it reapplied correctly and account be reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2058735563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  On 06/XX/2017 Borrower called in reference to notice of default applied to the loan on 02/2012.
                                           Borrower was advised the loan was with another Servicer at the time. Borrower was advised to send letter in along with a copy of the letter from the County.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6989570863 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    [1] Mortgagor Deceased exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    property; identified   reason for default with the information provided.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5818124056 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX.  An insurance claim was filed and closed on 2/XX/18.
8419742799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in due to trying to find her 1098 online and is having trouble.  Servicer provided tax info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3106440484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called for a reinstatement amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9586106847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Outbound call. The borrower just completed trial to modify and confirmed final modification documents were sent 10/XX/18. The representative advised the borrower of the new monthly installment and also advised the borrower collection calls and notices will continue until current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1979336066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 outbound call, borrower hung up when reviewing account

                                           Borrower called in to verify the terms of the loan as well as make a payment in the amount of $983.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7950552243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower stated that his RFD was due to the illness of a family member. He advised that he mailed out a payment in the amount of $1609.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017- The property was not affected by the FEMA declared disaster Hurricane XXX which occurred on 09/XX/2017.
6912456503 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   04/XX/2019.  the customer called and stated that he is getting letters, was told until the account is current
                    Servicer responded and notices will go out. He also questioned the reporting to the credit bureau and if his ex wife would have to
                    appears issue is       sign the modification documents, the customer is on a trial modification .On 04/XX/2019 the borrower called to
                    closed                 confirm March payment was received.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2254216572 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Third party called in to make December payment in the amount of $1091.59 and to unlock online
                    and documented         account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5209720877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The a3p advised that they weren't aware that there was a late fee and wanted it to be removed.
                                           The a3p made a promise to pay for 04/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3130080811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower's unauthorized sister called and made a payment in the amount of $2641.99.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4444114136 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment of $1085.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5942036790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called with a promise to pay $883.42 by 6/XX/2019 via IVR scheduled 5/XX/2019 went on to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9928617269 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called regarding the transfer. Agent explained the transfer guidelines and provided
                    from mortgagor         the welcome call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is ---.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2920728046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with borrower, customer called to setup payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5743167653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5906178074 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower wanted to ensure that the payment made to reinstate the loan had been received. The loan was reinstated on 01/XX/2019. The borrowers are experiencing marital problems.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9654346521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower wants escrow only on the taxes but not the insurance. The borrower was transferred to the escrow department and a research request was submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2257469347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to schedule a payment of $849.16 by 4/XX/2019 via money order.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2745469633 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicate borrower will make payment on 2/16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6064445914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6571153312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower returned automated phone call, promised payment 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4555864726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in due to receiving a late letter. she was advised that she was a repayment plan and the next payment is not due until February. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4314288592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9151259498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower and bank rep called to see if he could sign up for autopay; informed he could after the account is current.  Faxed application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7056352125 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 outbound collection call advised total amount due $1004.65, borrower states has set up payment for 08/XX/2018 advised borrower of escrow account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8644772416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome call completed.  Borrower promised to pay May payment next week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7579065857 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  The borrower called on 04/XX/2019 to report a claim for wind damages.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 04/XX/2019 to report a claim for wind damages caused on 03/XX/2019. However, no claim information was provided, and the comments on 04/XX/2019 stated the claim was closed. There was no reference to any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1356741420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/18 Borrower called said insurance had repairs required and had the policy in pending status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5487066185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, borrower called regarding late fee of $24.78 advised that any fees on the account prior to transfer can not be waived
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9256847834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss fees on their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1034786654 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower thought she had autopay, advised payment posted 8/XX/18, advised not showing active ach.
                                           Customer requested call back 10/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8779539750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-Notes indicate the borrower requested to get the 2018 IRS 1098 tax form.

                                           Borrower called with assistance setting up automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4906810849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to make payment $652.51.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4786673365 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Borrower called in with questions regarding the necessity of having a will with reference to the
                    - Executor/Heir exists property.  Borrower is deceased and Executor/XX/22/2015.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1156228277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 Borrower called in reference to $15.00 fee. Borrower was advise the fee was a property inspection fee. Borrower was advised of next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9618948528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized third party, Borrower's spouse, called to see if insurance was paid.   Advised paid
                                           both policies.  Discussed escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7097864534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to advise will make a payment by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6951154888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to update contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9479487545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9745300110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to advised he paid the taxes in the advance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2960191549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Outbound collection call advised borrower of total amount due $ 1680.87, borrower advised paid through website
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
6195486943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019-  Borrower and agent completed welcome call and payment information.

                                           01/XX/2019 - talked to borrower - processed payment in the amount of $915.38
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2436487300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was unemployed for four months and went back to work on 05/15. The borrower stated
                                           can make a payment around the fifth and the twentieth. The borrower was advised can also look at a repayment plan to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1475471348 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Servicer advised modification review was closed as offer was not accepted.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to XXX credit dispute, updated applicable fields to show loan status as of
                                           02/XX/19 (30 days delinquent)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6631117949 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Welcome call completed.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    and documented         identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3183950265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower and the borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted hurricane XXX as noted on 08/XX/2017. Per comment on 09/XX/2017, the property did not suffer any damage.
8761058170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 - talked to borrower (2) - requested payment - borrower stated they will remind borrower (1) to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7046467977 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to promise a payment of $726.21 for 5/XX/2019, 6/XX/3/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5039105653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment for May and June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5500285022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 the borrower stated they were going to cancel the payment they mailed on 12/XX/2018 and make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3469026860 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower requested a payment history from the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7382602458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3098607181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3380933109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Called borrower to obtain payment.  Advised borrower of being a risk of demand notice last payment received 12/XX/15/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4692580615 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called about TIN information.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8239771736 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 07/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3198634885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment and to get general information on modification /XX/r scheduled a payment in amount of $1598.66 to be drafted 03/XX/2019 and 04/XX/2019 and was provided with the confirmation number. Comment dated 05/XX/2019 borrower stated their Mr Cooper credit went up to $300,000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1520097336 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2018.  Borrower states is waiting for the forbearance to come into effect and has been waiting since indication covered by  September. He was advised that there is a note that the borrower's are deceased. Borrower provided information
                    insurance              regarding fee dispute. He states that his son XXX lives in the property and makes the payment. He lives there very seldom and signed a quit claim deed. His son is the fiduciary of the borrower's estate. He was advised
                    [3] MI Not Being Paid  that the review for a modification was denied due to not receiving the necessary documents.  Borrower is
                    As Required            deceased and Executor/XX/02/XX/26/XX/decking.  The borrower noted a claim was filed. The borrower noted on
                                           12/XX/2017 the repairs are being completed.  The details of the damage and status of repairs were not provided
                    [1] Mortgagor Deceased and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is
                    - Executor/Heir exists UTD.  The current occupancy status is non-owner occupied.
                    to dispose of          ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                    property; identified   noted on 09/XX/2017.
                    and documented

                    [1] Written Dispute -
                    Servicer responded
                    within 60 days and no
                    further communication
                    from mortgagor
9977120634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  12/XX/2016 outbound collection call advise borrower total amount due $2570.39 , borrower advised will make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3722317716 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called to make a payment, confirmed their active BK, and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  case number XX-XXXXXX
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9317480870 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised a payment of $852.94 via the mail by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8338064021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower was in a repayment plan with previous servicer; transferred to loss mit to go over options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2519136359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 - talked to borrower - verified account information - general loan information was needed by borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8375140494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to inform Mr Cooper payment for March has been sent.  Will send in April when statement is received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7046322377 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The third party, pursuing successor in interest, called in to make payment of $618.61. The agent
                    and documented         advised still working with the prior servicer to have documents transferred over.  Borrower is deceased and
                                           Executor/XX/20/XX/04/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is
                    [1] Written Dispute -  resolved and the status indicates Servicer responded within 60 days and no further communication from
                    Servicer responded     mortgagor.  The borrower was disputing the account stating the account was closed.  The account was updated within 60 days and no  and to reflect the status of 180 days delinquent.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6043399798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in with payment inquiry on the account and was advised of final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3091058609 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2017.  A3P called in regards to account; looking to confirm payment intentions; quoted total amount due
                    and documented         $895.05 consisting of Feb installment.  A3P made promise to pay $895.05 for 2/XX/17  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6890291864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and requested a billing statement be mailed to him.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1452037249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made a payment of $1,465.31.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5525473444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Spoke to 3rd party calling in from Freedom Mortgage requested a verification of mortgage and it was faxed to them.

                                           08/XX/2017 outbound collection call advised borrower of total amount due  $1191.82, borrower scheduled payment
                                           $1191.82 08/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1265380168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower promised to make payment via website on 12/08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9683143344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9119841661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a payment of $961.82 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6545323783 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regarding the 401K letter that was sent to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2054441041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated a payment would be made later in the day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2410337483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The last contact with the borrower was on 11/XX/2016 to discuss the previous payment NSF reversal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1854566724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  06/XX/2018 outbound collection call advised total amount due  3,794.00, advised last payment NSF, borrower advised reason for default death of family member
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3480116861 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  Borrower stated RFD is excessive obligations.  Servicer provided TAD of $2403.92; next payment due iao $1463.30 on 12/XX/18; repayments are set up through Feb 2019
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit bureau resolved service transfer
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6552081572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to request a payoff quote and to make a payment on the account.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  Filing date and case number XX-XXXXXX
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3324894032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to go over the account.  Servicer advised borrower that loan will not be uploaded until the 8th and to cal back then.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4348379773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called with general servicing transfer questions and confirmed the next payment is scheduled for 04/XX/2019 in the amount of $887.52, then the call was transferred to the insurance department regarding payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7434518878 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2017.  Borrower called and was advised was current on the account.  Advised next payment due 3/XX/17 and
                    and documented         borrower stated would like a breakdown of the last payment on acct.  Advised payment was $546.30, $5.47 went to principal $10 to late charge and $525.16 was going to be put on hold as that number does not add up to payment amount.  Went to check for borrower and the call was dropped.  Borrower is deceased and
                                           Executor/XX/09/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4782131058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower had 2 payments post to the account in error. The borrower will place a stop pay on one of the payments and any fees charged will be reversed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7343946195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5832788375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5408370621 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower spoke with an agent and reviewed the new loan number and advised that the ACH was
                    and documented         transferred to the new servicer. The agent sent the 1098 form. The borrower advised that borrower 1 had passed away and the agent advised they would need to send in a copy of the death certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7065091927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, borrower called in regarding the payments for her autopay. Shows that on a statement she received it will be $589.91 advise customer it will be $510.74
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9132408594 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower stated that they had concerns about payment to their insurance company.  The servicer advised that their is no payment due at this time.  The borrower made a promise to pay
                                           $743.12
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5087633675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower made a promise to pay via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2500754430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower authorized a payment in the amount of $1000.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7292709800 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment and checking correct payment amount. The customer set up a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4596669498 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  borrower called made payment $993.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4077349405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3801018030 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called in and stated that they were effected by the natural disaster and the roof and shingle were gone.  They stated that they had filed ch 13 bankruptcy and were represented by an attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2019866878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           12/XX/2017.  Roof damage occurred and a new roof was installed.
6806776983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3801884890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower contact for payment, borrower promise to pay by 07/XX/2016. Borrower refused to post date a check. There is no hardship and it was an oversight.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6870985215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to confirm that her payments were current and was provided with the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9000107968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, advise borrower total amount due iao $785.02 advised next payment due
                                           $785.02 2/XX/19, borrower also wants to make February's payment  On 06/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5820856647 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower inquired about force placed flood insurance; agent advised the amount of flood insurance coverage was not sufficient and lender obtained a policy to cover the gap.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6549799932 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4173749588 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Borrower made 3 payments in the amount of $3776.36 effective 12/XX/18, $1843.12 effective
                    and documented         01/XX/19 and $1843.12 effective 02/XX/19.  Borrower is deceased and Executor/XX/26/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6303441792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to pay $654.48 and counseled on the know your options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9626722493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was upset that their spouse signed a loan modification without their knowledge and asked what can be done to correct it. The borrower then disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5846827696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called and stated could not access the website.  Agent provided assistance and stated
                                           the loan is current and due again 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1687286799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3810866054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower advised that they received a message stating that their address changed and they advised that this was not true, their address has not changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7677866057 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   01/XX/2017.  On 01/XX/2017 Borrower called to inquire about Modification documents and where to fax them.
                    Servicer responded and Borrower was advised to sign and returned them in the prepaid envelope. Borrower stated will send documents in
                    appears issue is       on 01/XX/2017.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  11/XX/2016 Borrower is disputing payments. Borrower stated made payments to previous Servicer in
                                           2015. Borrower was advised was transferred in 2014. Borrower was advised to provide proof of payments to resolve the issue. Borrower was transferred to another department. Borrower did not send in the proof of payments.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3529525951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay $1537.88 by 07/XX/2019 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3364552143 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower to get payment inquiry and was provided with payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  Relief was granted on 11/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1540514218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called to make a payment iao 595.93 scheduled for 06/XX/2019

                                           Borrower called and made a payment of $580.46 than went on to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5660977977 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The last contact with the borrower was on 06/XX/2017 to discuss amount past due and reasons for delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5129215911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to confirm the date of the expiration for the reinstatement figure and amount. The representative advised the borrower of the amount of $4763.12 and also it will expire on 9/XX/17 or 9/XX/22/17. No damages were reported.
4775067592 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  The last contact with the authorized third party, was on 08/XX/2018 to discuss bringing the
                    and documented         account current. Third party was advised of options available for assistance.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3393360013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2624237290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to request a password reset for online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2459099713 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Inbound call from borrower asking why payment was not drafted.  Servicer advised that this is due
                    and documented         to the draft date falling on a weekend.  Borrower is deceased and Executor/XX/11/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7333544358 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported water damage on 08/XX/2017 due to Hurricane XXX.  Damage was noted to the roof causing leaks and the sheetrock in the attic is wet.  The windows are leaking.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
8288121688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower stated RFD is inability to rent property, tenants were late paying; no hardship, customer is currently trying to catch up on bills.  Repayment plan created; Jan 2019-May 2019 iao $514.93
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8462145042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Spoke with borrower, advise borrower total amount due of $1775.99 advise next payment due
                                           $1775.99 7/1
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5640938016 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  03/XX/2019 Borr called to ask how to make a payment  with the new servicer. Was given
                    and documented         instructions.

                                           02/XX/2019 inbound call non authorized 3rd party  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6188409691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to make a a payment in the amount of $1063.69 via Web by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2310660816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  11/XX/2017 Spoke with borrower, borrower stated they received uncashed refund check letter. The agent advised the borrower the check amount for $53.28 dated 7/XX/17. The borrower unsure if they received the check or not borrower to review bank accounts to confirm. Will check deposits to see if the check was deposited.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3128335501 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The servicer made a collection call and advised of the total amount due with the borrower. The borrower stated does not live in the property.  The co-borrower (ex-wife) lives in the property. The servicer told the customer that collection calls will continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5057154969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in about an insurance letter that was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1359325250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower sent a secure message that deposited an escrow refund check today.  A response was sent the following day confirming that a new escrow analysis would be completed.  The analysis was completed on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8804385465 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to update the email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1844971242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Talked to B1, reason for call was borrower wanted to know when his PMI will be removed and advised that put request to review when PMi will be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4377404338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9439119004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 9/XX/2018, borrower called and stated he was unable to log online and confirmed his user name he was using.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3554598636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Called in to servicer to go over loan to new servicer on 02/XX/2019. The borrower had an escrow shortage on the account and they set up their payment to care for it. the agent processed the payment and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6565729054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7611918186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6771489043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1748167153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment in the amount of $986.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7230254864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment in the amount of $1,991.04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6528919178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called wanted to know how to get forced placed insurance removed, scheduled payment for
                                           6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9432694633 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promised to make a payment in the amount of $1000.00 by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4724707974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in regarding payment information and to make payment of $9.97 to account. Agent explained process when partial payments are made. No further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3601562662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and stated they went online to make a payment and stated there were no late fees. the agent advised that the agent before was going to have the fee removed however the $7.54 fee balance was carried over and it can be waived. The borrower stated they still didn't have the option to make a payment. The agent took the borrowers payment and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4417528543 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower called about inspection and legal fees.  The servicer explained where fees came
                    from mortgagor         from.  The borrower made a payment and was advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2017.  A motion for relief was filed 09/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3359640686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment and ask about refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1828930322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called for the modification status. The borrower was advised to continue making trial payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8562309610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 outbound welcome call advised borrower of account status current advised next due
                                           5/XX/19 1303.14

                                           The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9166948810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  borrower calling checking on payment does not see it taken from account yet. Borrower made payment $400.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3940888854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in wanting to make a payment but did not have her checking account info with her;
                                           stated she would go online and make payment.  Borrower scheduled payment for $657.19 by 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8061349191 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2017.  An authorized third party called with questions about fees on billing statement.  Servicer
                    and documented         advised them they are due to legal fees or property inspection fees and borrower would need to write in to get specific information.  Borrower is deceased and Executor/XX/01/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8512097717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Comments show husband called requesting to get name off of loan after divorce. Servicer advised the only way they could get name off is through refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4461100563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower advised will make western union payment 11/XX/2018 with regards to final mod payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5789680168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  borrower called wants online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7241808350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, borrower called in to make a payment advise loan is still transitioning
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9071410549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5060432208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3863618712 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  The borrower called to inquire on status of the insurance claim check from previous servicer.
                    funds held by servicer EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the
                    with indication of     reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 related contractor bid days and no further communication from mortgagor.  Borrower called 1/XX/2019 to check the status of the
                    sufficient to cover    dispute and was advised of the payment increase due to the loan being modified 6/XX/2017. Credit dispute from
                    repairs                XXX was corrected 1/XX/2019 and fields updated to show status of loan current and payment history through
                                           12/XX/02/XX/20/XX/30/XX/20/XX/19/2017 indicated the property was located in a FEMA Disaster Area due to
                    [1] Written Dispute -  Hurricane XXX. No damages were reported.
                    Servicer responded
                    within 60 days and no
                    further communication
                    from mortgagor
5502767619 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  06/XX/2019 Call from Auth 3rd party (wife) regarding escrow payment, general information.
                    insurance sufficient
                    to cover repair        Borrower called because his statement states that he is missing a payment. The agent informed the borrower it was due his payment being short. An escrow analysis found that there is an escrow shortage. He was advised
                    [1] Mortgagor Deceased that he would need to make a payment to cover the shortage.  Borrower is deceased and Executor/XX/01/2016 due
                    - Executor/Heir exists to a windstorm.  The details of the damage and status of repairs were not provided and there is no evidence of
                    to dispose of          a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current
                    property; identified   occupancy status is owner occupied.
                    and documented         ADDITIONAL INFORMATION: NA
7383960031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8831358551 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in regarding receipt of payment. Borrower was advised payment was reverse and provided with the amount due on the account. Borrower scheduled payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1812318446 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called to make a payment  Borrower is deceased and Executor/XX/23/XX/23/2015 and there
                    and documented         is no evidence of reaffirmation.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8091074327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7629936114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer spoke to the customer who called to make a payment and assisted them with the amount of fees $274.68 and verified four late payments payment on 01/XX/2019 that was paid on
                                           02/XX/24/XX/18/XX/103/XX/14/2014 and there is no evidence of reaffirmation.  Unable to determine filing date and attorney from comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8985039171 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2017.  Borrower called in with a payment inquiry and to dsipute fees on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed fees on the account and was advised it was due to corporate advances, inspection and late fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9506151740 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to authorize third party on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5147575749 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower scheduled payment for
                    - Executor/Heir exists 3/XX/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2004.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8956525903 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7711200112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower advised was not affected by the fire; not needing any FB plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9143734783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment but hung-up before it could be completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3415264559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and promised to pay $726.41 by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1604549550 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Called Borrower advised next payment due 11/XX/18.  Thought she had submitted but didn't get a confirmation.  Advised considered paid when you get a confirmation.  Borrower asked to make a payment, processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5773001985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called in to inquire about the uncashed check letter that she received.  Servicer advised the uncashed check was in the amount of $4.87.  She requested the check be mailed to mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3364477733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Last contact with the borrower they stated has illness and that is why they got behind. Customer called to set up payment arrangements. Borrower stated had over 5,000 in medical bills. Borrower was advised will still get calls until account is brought current. Previously discussed modification back in 2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3745068025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9686255485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to make payment and about the shortage last month, said the payment was scheduled before her payment came out last month.  Submitted request to waive late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8974608763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to have PMI removed and was advised of automatic deletion requirements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3555467427 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  02/XX/2019 - talked to authorized 3rd party - verified account information -- needs year end
                    and documented         information  Borrower is deceased and Executor/XX/02/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9431583429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to see if the last payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
6689906770 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  An authorized third party called in and said could not make payment on time and would like to
                    bid                    have the fee removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  BK case and filing date not evident in commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 06/XX/2017 a claim was initiated for water damages caused on 04/XX/2017.  A check for $6,050.78 was received on
                                           06/XX/2017 and endorsed/XX/21/XX/22/XX/09/XX/25/218 due to its aged status. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $6,050.78.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9420459484 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  01/XX/2019 inbound call authorized 3rd party calling for clarity on billing information, stated
                    and documented         that borrower had a discharged bk and wanted information on  fees  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3631295239 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called to make a payment in the amount of $1578.77
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4888479973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule payments and stated RFD due to death in the family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8171266250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5813852126 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the indication covered by  reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days
                    insurance              and no further communication from mortgagor.  Comment on 12/XX/2016 notes payment dispute. Dispute was resolved.
                    [3] MI Not Being Paid  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    As Required            FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [1] Written Dispute -  LITIGATION: There is no evidence of litigation on the file.
                    Servicer responded     TITLE ISSUES: There is no evidence of title issues.
                    within 60 days and no  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                    further communication  The borrower reported roof damage on 10/XX/2017 due to Hurricane XXX.  The borrower stated paid out of pocket
                    from mortgagor         for repairs and did not file a claim due to prior damage.  The borrower noted damage to the living room and paid $10000 to repair the roof.  The borrower noted on 05/XX/2018 a new roof was put on the house.  The details of the damage and status of repairs were not provided  The damage repair amount is estimated at
                                           $10,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
8765169858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  the customer called and will overnight the reinstatement amount of $tsi
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9994852323 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  The borrower called and authorized a payment in the amount of $1836.21  Borrower is deceased and
                    and documented         Executor/XX/23/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6741052678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2646614775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in to check status of the modification. Rep informed them the modification doc outlining the new payments was sent out today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8945176928 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower made a payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 11/XX/2017 they lost their refrigerator and there was minor damages to the property due to the FEMA disaster. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
3428815896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding general servicing transfer questions and to get website access.  On
                                           04/XX/2019 the borrower called to get the 1098 year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7527107878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in requested an escrow analysis and confirmed their payment amount of
                                           $467.02. The rep also counseled the customer on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9936200683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower updated email addresses.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4162910617 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and inquired on automated payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Fire loss reported to servicing 12/XX/17.  Major loss included debris removal, demolition, gutters, pipe jacks, roofing, shingles, doors, drywall, fixtures, etc.
                                            Adjuster's estimate $93356.  Loss drafts $10001 12/XX/17 (housing), $21684.64 1/XX/18, $40,000 2/XX/18,
                                           $34100.80 4/XX/18 90% inspection received.  4/XX/18 Final inspection on file, closing claim.  Property was not livable Borrower had insured housing paid for.  Borrower reoccupied property 6/XX/18.
2193467146 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Outbound call to the borrowers regarding the payment and spoke to the  co-borrower who made a payment; also discussed the recent modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3022863696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and stated would make payment on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2011 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3021592028 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The  borrower was advised of the total amount due and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2285125391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower authroized 3 payment sin the amount of $816.56; effective 01/XX/2018, 02/XX/208 and
                                           03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5885511392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicing transfer was reviewed and the borrower updated contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1085664979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer completed Welcome call, QA provided
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5055846849 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized third party called on 6/XX/19 and scheduled a $742.43 payment .  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    - Executor/Heir exists unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3151609960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  inbound call from borrower wanting to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8510576473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The authorized party (spouse) called regarding a notice from the bank stating the payment will be returned for NSF, the authorized party stated the direct deposit was delayed due to the holidays.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2539091042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Discussed status and payment, Borrower mailed payment 9/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9789234243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower stated would like to make a payment for 06/XX/2019. Confirmation number and amount of
                                           $1244.85.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5103317171 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm the insurance policy was paid current.  Agent confirmed and advised a letter had been mailed to the insurance company to prevent cancellation of the policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7562043546 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower authorized a payment in the amount of $1111.95. for 12/XX/2018, 01/XX/2019 and
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7591742165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  borrower called to see if reinstatement is completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Evidence of a bankruptcy in the file however there are no detail concerning the status of the bankruptcy.  The collection comments dated 3/XX/2019 state there is a new bankruptcy filing
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7697866799 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called in stating the loan fell behind due to being unemployed but now has been back to work for the past month and 2 weeks. Borrower stated he will be making a payment in the amount of $638.96 on
                                           12/XX/16 and hardship will be over in January 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9048411381 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  The borrower called in to schedule payment for 06/XX/2019.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Damaged Interior - TITLE ISSUES: There is no evidence of title issues.
                    Active insurance claim PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was
                    and funds held by      filed for fire damage that occurred on . A claim check in the amount of $21473.34 was returned for endorsement
                    servicer with          and the borrower cashed it to pay contractors.  Additional checks in the amounts of $9255.39 and $30530.92 indication of related  were received on 03/XX/2017.  A contractor bid was received on 03/XX/2017 in the amount of $153584.95.  A 30%
                    contractor bid         inspection was noted on 04/XX/2017. A 70% inspection was noted on 09/XX/2017. The borrower noted on 10/XX/2018
                    sufficient to cover    that the contractors lagged in completing the repairs and on 11/XX/2018 noted was in a legal dispute with the
                    repairs                contractor regarding quality of work.  The claim was classified as monitored. Borrower stated 06/XX/2019 that property is vacant and is waiting for repairs.  The damage repair amount is estimated at $153,548.95.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4329556760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule their monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7866830059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 - talked to authorized 3rd party - RFD - unemployment - borrower scheduled two payment to help bring account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3241969987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to advise the bank of the government shutdown has impacted them and could impact them again.  A $1337.03 payment was promised.  The borrower wanted to apply for a forbearance and is open to a modification after the forbearance is completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7876492241 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8851345487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower advised having website issues pulling information and also requested for a password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4982465924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made payment in the amount of $765.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6227235953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6745441807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower stated a property inspection had just been completed and wanted to know why.  Servicer advised that once modification had been completed, investor needed to verify that there is currently someone living in property
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7034035450 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  On 11/XX/2016, borrower called to follow up to make sure payment is scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7182734766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about bankruptcy processing issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6703889487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Outbound collection call to the borrower resulted in them stating they thought it had been already been paid. Stated will make a payment on line via bill pay in the amount of $1,448.93.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5198501091 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called in and wanted to dispute fee. Previous notes indicated fees transferred over from
                    from mortgagor         previous servicer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The history of this dispute involves a tax bill notification from the county to the servicer.  Servicer paid the bill and set up an escrow account and which borrower was notified after the fact. The result has changed borrowers payment amount.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1818817051 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Outbound call to borrower resulted in the authorized 3rd party stating the borrower mailing the payment on 11/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7382853906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called advised he  has a mtg payment for $913.  Cust advised he will wait to pay the
                                           5/XX/ and 6/1.  Processed payment for $913.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8794779254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to ensure that reinstatement funds have posted and foreclosure action stopped.
                                           Borrower advised that still receiving notices and wanted to know why. Stated not from this servicer and that the account is current and due to November payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3908545614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding HOA fees on account. Servicer advised prior servicer had to pay delinquent HOA dues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9444533687 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called on 06/XX/2018 about accessing their account through the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4450106350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to get a confirmation number for payment made on previous call. Agent advised accordingly and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8511593295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in reference to Jan payment.  Servicer advised of total amount due, advised payments did not go through on 01/XX/19 & 02/XX/19, due to unable to locate account number.  Borrower provided account info & gave authorization to process payment iao $941.35
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4137137725 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower stated they tried to set up auto-payment however the attempts were canceled. The
                    and documented         servicer processed a payment of $500.00 for 04/XX/2019 and stated they would make a payment of $306.61 on
                                           04/XX/2019. The borrower stated they would contact servicer on 05/XX/Heir exists to dispose of property;
                    [1] Verbal Dispute -   identified and documented.  The date of death is unknown.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason
                    appears issue is       is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  The RFD was noted as payment dispute due to borrower being unable to set up auto-payments via servicer website. The servicer processed payment as requested and dispute was resolved. The borrower stated
                                           they would contact servicer on 05/XX/2019 for further assistance with auto-payment setup.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1495414477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 inbound call borrower calling to schedule payment advised total amount due $3127.47
                                           advised next payment due   $2509.24.  borrower stated will call back to set up website ach
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7064341688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4273434939 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and advised the website wouldn't let her in.  She asked that her account be deleted so she could start over fresh and scheduled a payment for 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4091485224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower should be able to make a payment for $981.63 by next week if not tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8048170037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/19 Discussed insurance and last date to access before transfer.  Processed payment for
                                           2/XX/19.  Borrowers browser was not compatible.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1151898988 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7274930952 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Inbound call to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4266634332 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired in if we were still paying their escrow, and was advised yes. The borrower has a payment scheduled for 04/XX/29.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9978959190 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2017.  Notes indicate that servicer in trying to contact the borrower got an Unauthorized Third Party
                    and documented         who owns a home, paid in full..etc. Advised that spouse has same name and is current in Mexico but is wrong party.  Borrower is deceased and Executor/XX/20/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7275316871 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  On 03/XX/2019 Borrower called to decline Modification. Borrower stated wants to make usual indication covered by  payments. Borrower was advised loan is currently due for 04/XX/2019. Borrower also request to have EA ran.
                    insurance              Borrower stated being charge twice for insurance. Borrower was advised once Modification is removed with 3 to
                                           5 business days  can request a new EA to be ran. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 11/XX/2017 the fence, windows, and yard were damaged due to Hurricane XXX. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
7718623867 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Borrower states she received a letter regarding identity theft. she states that Seterus reported
                    and documented         that she was deceased and was denied when she tried to get a small loan because of this. She spoke with someone regarding this a few weeks ago.  Borrower is deceased and Executor/XX/25/2018.  The dispute type is
                    [1] Written Dispute -  Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  Borrower states that Seterus reported within 60 days and no  her deceased to the credit bureau incorrectly and would like it corrected further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3859341475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was contacted to collect on a past-due payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Severe Storms and
                                           Flooding (DR-XXX) declared on 07/XX/2018. No property damage reported.
6410344277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, borrower called in to make a payment demographics verified promise to pay made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1130955030 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9579820197 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/XX/02/XX/10/XX/17/2018
                    and documented         with all funds released and a 100% inspection.
9451325718 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1]                    03/XX/2019.  Borrower called in to make a payment in the amount of $2005 scheduled 03/XX/19.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                    funds held by servicer BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                    with indication of     Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is related contractor bid discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  The
                    sufficient to cover    bankruptcy converted to a chapter 7 on 5/XX/2014.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 12/XX/2018 a claim was initiated for water damages caused on 05/XX/2018. The notes on 02/XX/2019 reflected a second claim was filed for water damages caused on 05/XX/2018. The notes at that time also indicated three checks for $3,124.96, $950.21, and $3,124.96 were received on 02/XX/2019 for the second claim. However, the checks for $950.21 and $3,214.96 were sent back to the borrower due to missing their endorsement. Two checks were also received on 02/XX/2019 for the initial claim in the amounts of
                                           $3,212.46 and $3,645.98. Claim checks were received on 06/XX/2019. The settlement document was received on
                                           06/XX/2019. Two claim were endorse and released on 06/XX/2019 due to being non-monitored.  The remaining two claims in the amount of $15500 and $3212.46 were classified as enhanced endorse and released. Funds were sent to the borrower on 06/XX/2019 and the two claims are pending the 90% inspection.  The damage repair amount is estimated at $23,308.65.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           10/XX/2017.
7688761271 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized 3rd party called for account status.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5954563641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower promised to make payment via internet by 03/15.  Borrower stated tenants have moved out and property repaired and borrower will be living in the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7537666433 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer stated they requested a call back on 2/XX/2019, but never got a return call. Phone numbers were updated to the correct number to use. Processed the payment for 2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3032964226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8630845250 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment. Welcome call was completed with borrower on 05/XX/2019 with borrower stating they would be making payment by 05/XX/2019 via their bank bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9730271794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $1441.08 by 4/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1129681665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2118423002 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    04/XX/2019.  Borrower called sent additional payment to this loan and wants it transferred to one of the other
                    unclear who holds      accounts.  Advised no additional payments are posted on this account.  Advised Borrower account will be
                    funds or covered by    reviewed and updated.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 03/XX/2018 stating the property was damaged due to the FEMA disaster, and the damages exceeded the $10,000 claim check. After the service transfer the borrower was advised on 03/XX/2019 the claim through the lender placed insurance should still be active. There was no evidence of the borrower sending in a
                                           $10,000 claim check. Later comments on 03/XX/2019 referenced a claim check in the amount of $3,182.07 was received for damages caused by the FEMA incident on 09/XX/2017. On 03/XX/2019 the notes stated the claim was classified as non-monitored but the $3,182.07 check was being held while waiting on confirmation the funds are attached to the correct claim. There was no evidence of the funds being released, repairs being completed, or the claim closing.  The damage repair amount is estimated at $13,182.07.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 03/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area.
4651482771 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  06/XX/2018 -- Borrower called to make partial payment - advised borrower cannot post a partial
                    and documented         payment - sited  RFD illness of borrower  Borrower is deceased and Executor/XX/05/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3680160345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called because she received a billing statement showing she owes additional amount.
                                           Servicer informed borrower of total amount due, informed that billing statement was printed prior to Feb installment being received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2132434789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called re: total amt due.  Rep advised total amt due is $2706.55.  Rep advised Oct and
                                           Nov installment due.  Advised borrower no recent contact.  Borrower stated that he is not able to pay tht today due to wife handles finances.  Rep advised that this is his mortgage as well and we have expired notice ofintent to foreclose.  Borrower stated that he had no idea that the loan was in the state that it currently
                                           is.  Rep advised next step would be stop put on the acount or potential foreclosure.  Borrower that this is not a good time for him to talk due to driving.  Rep advised that this neds to be addressed.  Borrower stated
                                           that he will attempt to have wife call us tomorrow.  Rep advised there has been very little contact on this loan with several phone numbers.  Rep updated contact information.  Borrower stated that he can't go into it much further and nees to have wife give us a call.  Rep advised borrower that she contact him tomorrow morning.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 10/XX/2017 Property is located in a disaster area due to XXX wild fires. No damages noted.
6324423945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to make a payment for April 2019. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1096475514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding servicing transfer, the servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8609305289 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and made demand payment amount to account. Agent took payment and provided borrower with confirmation number. No further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7021755896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to see if $75.00 was applied to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3191336313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer followed up o the missing payment and counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9760916011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called she will be paying late; husband and mother are sick.  Scheduled payment for
                                           10/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8459820374 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019 Borrower called advised name was incorrect on loan. Borrower was advised to submit a copy of drivers licence with note stating need name change. An escrow shortage and new payment amount was also discussed with the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.  07/XX/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4155397465 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in with questions about his payment arrangements. The agent notified him that he is current and offered to set up a payment. He states that he will call back to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2046378171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to make a payment via speedtpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1631099704 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower checked to see if the payment posted.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A response to a credit reporting dispute that was not liable for the account was sent on 10/XX/2016.  The borrower's information was matched as correct.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8221984813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to cancel the autopay scheduled for 06/XX/2018, the payment was rescheduled for 06/XX/2018 in the amount of $2559.53.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9318459124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called and stated she got a letter from her insurance and they have not gotten payment.
                                           Advised borrower that I show that he has XXX.  Advised borrower that system did not show info on payment and that he would need to transfer to insurance for information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3256228147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Authorized third party called in to verify military tax exemption and was advised the tax assessor had already been contacted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6591363116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/2017 - talked to borrower - verified account information - RFD - curtailment of income -
                                           unable to rent property -- discussed options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5465623109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment in amount of $527.36 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3077749334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower received a collection call and was provided total amount due and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2017.  A motion for relief was filed 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7845559877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised that the June payment has posted on the account. The borrower was further advised that not sure what day the payment will come through bank account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1047112848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower who made a promise to pay in the amount of $1025.19 by 6/XX/19 via the Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5427357020 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 03/XX/2019 Borrower called for payment information and to schedule a payment. Borrower was provided with know your options for available assistance. The last contact with the borrower was on
                                           06/XX/2019. The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3121344148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call completed.  Payment scheduled for 4/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6686913330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called for assistance getting set up on ACH. Borrower made a payment in the amount of
                                           $1378.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 - Memo stated loan is in a disaster area. Hurricane XXX. No damage reported.
2125852613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6431450782 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss escrow account and shortage amount because current payment doesn't match prior servicer.  Commentary on 4/XX/2019 show that servicer researched escrow payment and current amount is correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7129055897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called about the escrow shortage. The agent advised this was due to the taxes and insurance increasing over the last few years.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3968517605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to make a payment in the amount of $950.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2390484993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 inbound call borrower inquiring about status of loan advise active foreclosure with no sale date.  borrower advised reason for default illness of family member. updated financial and gave reinstatement figures  8050.69 good through 10/XX/2018, processed payment  8050.69
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6429762945 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The servicer called and spoke with the borrower who made a promise to pay $853.01 via web by
                    from mortgagor         07/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute. The dispute was noted as resolved
                                           06/XX/2019 as servicer submitted a correction to all credit bureaus to correct /XX/2014 -02/XX/07/XX/25/2019 reflects bankruptcy was just discharged. However the actual discharge date was not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6436554739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8407100475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to reset their password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1625665136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to see why the total amount due is $2293.33. The agent advised that there is $486.89 in late fees on the account that transferred from the prior servicer. The borrower requested to dispute the late fees.The agent provided the borrower the email address to submit the dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6204815354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7262331896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower and they promised to pay $897.24 by 03/XX/19 and by 04/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9306845882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The last contact was made on 11/XX/2018, in which the borrower had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4339107585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower verified their information and inquired about their payment increase.  They were advised this was due to an increase in their taxes and insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           10/XX/2018.  No damage was reported.
4612765032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7433447421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6878820166 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4923283261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $1904.73 by 4/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5075214506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9484762166 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9183561444 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss a repayment plan and schedule a payment in the amount of $2542.64
                                           05/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1654265046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call, advised borrower total amount due, borrower schedule payment $1060.62

                                           The borrower was contacted to collect on a payment and stated the reason for default was due to illness.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1354684448 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called and scheduled a payment.  Borrower is deceased and Executor/XX/02/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9322818256 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower promised to make December payment on 01/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3690880839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get 1098 information.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was impacted by Hurricane XXX on 9/XX/17.  There was no damage to the property.
4222019463 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The servicer discussed fees, good bye letter and payment information with the borrower.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  Borrower
                                           2 is requesting to be removed from Credit Reporting.  Servicer responded no CBR will be made due to borrower signed the note and is liable for repayment of the loan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6856693886 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  Borrower was contacted to collect on a payment and stated the reason for delinquency was due to excessive obligations.  Borrower also was advised of missing plan payment the month before.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing account delinquency.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7625808825 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 01/XX/2019.  borrower called to make sure payment was received.  Borrower is deceased and Executor/Heir exists
                    - Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    and documented         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2323718677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called promised to pay 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9666403888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get clarification of the suspense notice.  The servicer explained the breakdown of the  $1,350.25.  The email address was updated and the phone number on file was confirmed.  The representative advised of the amount due to complete the May payment.  The Know Your Options website was provided during the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8303081202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower updated email address
                                           03/XX/2019-The borrower authorized a payment in the amount of $1604.90
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7603923409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to say they had made a payment via speedpay but it has not cleared their account. Rep advised borrower to check with their bank for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5970521629 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment in the amount of $1,236.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7872559257 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and was rude and using inappropriate language with the servicer due to the
                                           Welcome prompt and the payment fee.  The borrower did make a payment in the amount of $1166.60.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2579272605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to request password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9804596299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding process of making a payment the servicer advised if the account has an ach it will transfer to the new servicer and the March payment will be taken care of.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9982072297 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to request a review of the account since the
                    Servicer responded     transfer to the servicer.
                    within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the further communication  reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days
                    from mortgagor         and no further communication from mortgagor.  The customer sent in a dispute regarding their previous payments. The rep confirmed that the servicer replied in June and September of 2016. Rep also confirmed that in July 2015, the account was current, no payment was made in August 2015 and there were two payments received in September 2015.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 notation reflects the subject property is located in FEMA disaster area for
                                           Hurricane XXX (XXX). No damages were reported.
9740414933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding payment change due to escrow borrower PTP $405.17 by bill pay on
                                           7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4070614117 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Customer called and scheduled a payment.  Advised customer total amt due of $3920.49.  Customer authorized speedpay in amt of $2300.  Customer declined future payments and also wanted to know about his advanced corporate fees on the account  in amount of $1638.55.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2978794574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5995468551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Comments show borrower contact regarding loan status and payment. Borrower servicer went over total amount due and processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6684411662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower stated will make payment on Friday and refused to post date check by phone or give reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4284804723 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Servicer spoke to customer in regards to scheduling May installment using the historical banking information on file
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7914386996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called with general servicing transfer questions, the servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2918961493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in states received an escrow surplus check for $629.47 and borrower wanted to verify if it was a real check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2488216910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Comments from 7/XX/17 indicate borrower was struggling due to medical issues. Borrower on vacation and having trouble with call. Borrower declined to setup payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3843431893 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 outbound collection call advised borrower of total amount due $1366.43 , borrower scheduled payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1181012883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to inquire about the loan transfer and to make a payment. The customer was informed it had not boarded yet and to call back on 3/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6186292198 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and processed a payment in the amount of $841.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6818174061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower stated that was not sure what specifically is causing the hardship; but the income is not lining up with expenses.  The servicer selected excessive obligations as the hardship.  The customer advised that the hardship is short term and plans to reinstate the loan in October when receives a dividend
                                           check.   The homeowner has 3 rentals properties with functioning tenants.  A payment was mailed on 08/XX/2017 and the call plans to make October's payment by the end of the month electronically.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Commentary dated  03/XX/2018 reflects that the subject property is located in a FEMA
                                           disaster area.   No damage was reported.
8427453078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicate servicer informed borrower of delinquency status and total amount due for January and February. Borrower scheduled payment for 2/7.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7096583691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get the amount due to bring the loan current, the servicer advised
                                           $1832.72, the borrower made the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7008678482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  06/XX/2018 inbound call borrower inquiring about modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3377949860 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get the verification of mortgage for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6072195025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower spoke with 3rd party requesting if borrower can be released
                                           (bankruptcy account)

                                           Authorized third party requested assignment information for the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2192192694 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  Borrower called in regards to the escrow account and general account questions.  Loan is current.
                    and documented         Borrower is deceased and Executor/XX/22/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9341008129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in and stated wanted to apply for loan modification as is divorced now and ex is not contributing to child support and payment is becoming a bit much. Agent went over financials with borrower over phone and advised of process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9969953320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower scheduled a payment for 07/XX/2017. She also wanted to know why her billing statement shows that she is due for $589.26. She was advised the statement showed June and July installments as well as
                                           $30 corporate advance fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4232447598 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Commentary states borrower called in regarding property damage and wanted to see if loss draft indication covered by  could assist.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 04/XX/2019 due to Hurricane XXX.  The borrower requested permission for a third party to do work on the home.  The consent was sent to the borrower on 05/XX/2019.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 08/XX/2017 the borrower stated they could not work due to Hurricane XXX.
5655583273 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower scheduling a payment and a task submitted by associate to credit $20 for an NSF waiver. Call received from borrower on 07/XX/2017 was in regards to the ACH that was set up. Associate confirmed with borrower draft will start in August and borrower stated that is not what they were told 2 days ago. Borrower stated they were advised payment would draft on the 5th and they called on this day for the expressed reason of confirming  payment would still pull on the 5th. Associate apologized they were not told payment would not start until the August and borrower scheduled their July payment with associate waiving the processing fee as a courtesy. On 04/XX/2017 borrower stated RFD is due to many returned checks with incorrect information and they have scheduled for next month. Borrower wanted to conference in the bank to ensure all linformation provided by servicer was correct. Comment dated 04/XX/2018 borrower stated
                                           they will have their account settled by the end of April. Borrower stated they have been taking care of their mother who passed away and scheduled payment for 04/XX/2017 and borrower declined to provide their financial information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3563923865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to request removal of PMI and was sent a form to request cancellation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is evidence of reaffirmation.  11/XX/16 commentary indicates bankruptcy reopened 11/XX/16 and terminated on 2/XX/17 per 4/XX/17 commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8161336570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to change mailing address and asked for next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9265726434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in a promise to pay in the amount of $415.30 dated 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 05/XX/2019, FEMA Disaster area noted, no damage noted.
7697749159 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in requesting a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7812274844 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower was contacted to secure payment. The borrower made a promise to pay by 06/XX/2019 by
                    and documented         mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4060415797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 - talked to borrower - requested March payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4135944329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The co-borrower called in regarding payment increase. The agent advised that the taxes and insurance increased by $1042.91 which resulted in a shortage in amount of $4482.70. The borrower was advised is they receive the shortage in the full the payment will be 1948.46 effective 06/XX/2019. The borrower was advised is pays the shortage in full to call back within 24 - 48 hours of paying to manually update the payment reflecting shortage aid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4999439901 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Borrower called in to report a new hazard claim for damages caused on 05/XX/2019.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 06/XX/2019 to report a claim for hail damages caused on 05/XX/2019. The borrower inquired about getting their check endorsed, and was advised of the claim procedure. The claim was classified as enhanced endorse and release. There was no sign of the borrower sending in the check or beginning the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5884464525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3222263252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 the authorized third party called to verify account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
3298857272 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called on 04/XX/2019 to due homeowner's insurance being due in the amount of indication covered by  $3342.28.  The servicing system does not show the insurance as being paid.  The servicer sent an internal
                    insurance              request for research.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 09/XX/2017 the borrower advised of damages to the roof and fence due to Hurricane XXX. There was no evidence of a claim being filed. The borrower stated on 07/XX/2018 they have a new roof. There was no mention of an inspection confirming the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. Prior comments on 12/XX/2016 referenced the property was previously located in a FEMA zone for Hurricane XXX. No damages were reported.
9755477391 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower stated that she made 6 payments and still owes $227.00 in fees for March.The agent
                    from mortgagor         advised that the $227.99 is deferred late fees from the previous servicer. General account details were discussed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2260214871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3658724381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower was advised of the total amount due and was advised that the reinstatement was received and account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8735352019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  5/XX/2016: mod terms discussed. 6/XX/2016: document collection.  7/XX/2016: mod status check.
                                           mod trial complted, docs sent out. rejected.  7/XX/2016: collection call.  4/XX/2017: collection call.
                                           5/XX/2017: collection call.  5/XX/2017: collection call.  6/XX/2017: collection call.  11/XX/2017: collection call.  3/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4513222006 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 03/XX/2019 Borrower called to make a payment to account. Agent took payment and provided borrower with confirmation number. The borrower called in on 04/XX/2019 and declined  paperless billing and website registration. No indication of a payment made, On 04/XX/2019 the borrower called in to discuss billing statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6766165365 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 10/XX/2017.  10/XX/2017 - talked to borrower - discussed options  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/23/2012.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9380569382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party discussed misapplied payment and had questions in regards to escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6473080205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The authorized 3rd party called to inquire on corporate advance fees The borrower stated that they would be sending $280.00 to cover the fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8745872706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower called in reference to reinstatement letter not received. It was generated and mailed on 09/XX/2018. A request was submitted to resend the reinstatement letter. Borrower was advised of the reinstatement process and there after. Borrower was also advised of next payment due. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.  04/XX/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3878180412 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicing transfer was reviewed with the borrower. and contact information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2318278343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show contact with borrower regarding loan status and payments. Servicer went over account history on loan and total due, borrower advised they had already scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5754616183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 outbound collection call advised total amount due $1548.24, borrower awaiting tax refund check should pay by 02/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4924714885 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6004271202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding $15 NSF fee on account. Advised will send in extra each month to get account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3454665225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The welcome call was completed. The borrower stated that he is not interested in a repayment plan and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3024395212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and requested escrow analysis to be run to adjust the mortgage payment.
                                           The agent advised that they will receive letter in the mail in 7 to 10 business days. The borrower made a promise to pay $2579.74 via IVR by 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. A claim was filed for damages and closed was closed on 06/XX/2019 as final draw funds were released and the claim is a non monitored claim as noted on 06/XX/2019.
2835699957 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  Borrower promised to make a payment in the amount of $1266.49 by 05/XX/209 via IVR.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] Title Issue -:     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Senior Liens           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  A prior unreleased mortgage recorded on
                                           02/XX/2002 was noted on 07/XX/2018.  A quiet title will be needed to resolve the outstanding title issue.  The commentary dated 07/XX/2018 states a release was unable to be obtained due to the lienholder being out of business.  Both successors were not owners of the loan.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported on 02/XX/2019 a windstorm blew off the roof of the home. The borrower requested the process on
                                           03/XX/2019 for when receives the claim check.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2335921612 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called in to discuss their insurance policy.  Borrower is deceased and
                    and documented         Executor/XX/21/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6664963310 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         06/XX/2019.  Borrower called in and wanted to make a payment on the account.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6790716688 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  11/XX/2016 - talked to borrower - verified account information - RFD - unemployment - discussed options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1189671597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer made a payment of $1960.56. The rep completed the welcome call and counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5696634462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  the customer called to schedule a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9301302037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in regarding escrow their account. The customer changed insurance companies thus I advised the customer of their shortage. The customer got a refund of $1885.00 she  will be sending this info into us to cover part of her escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Borrower mentioned that they previously had a bankruptcy and reaffirmed debt.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1633399103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made the June and July payments one in amount of $1208.44 to draft on
                                           06/XX/2019 and the other in amount of $1208.43 to draft on 06/XX/2019 and was provided with the confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5410869462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9817009756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower scheduled payment to bring account current $6305.41

                                           Commentary states borrower called in regarding assistance with website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2908756514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  07/XX/2018 outbound collection call non authorizied 3rd party
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5031656372 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5599164216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to confirm payment was received. Borrower was advised payment was received. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8588306822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called because the billing statement showed an amount that was double what was owed.
                                           The representative explained the amount included the corporate fees and that they could be paid at any time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8790693368 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted servicer regarding the escrow account and if there is a shortage on account. The servicer advised the escrow account is current and explained the taxes and insurance are paid automatically. The borrower also inquired about the loan payment being so much higher this month. The servicer explained the loan was past due by one month; the borrower did not realize the account was past due. Borrower made a promise to pay $689.67 by 05/XX/2019 via regular mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4941958112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to get information on how to update new insurance information with servicer.
                                           Agent advised accordingly. No further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9644402902 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make sure the March payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2345351960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to request mailing address to send a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6280071734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower call in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2254528226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called to see if payment sent had been received. Agent confirmed that payment received and posted to the account and that account is now current. No further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7123635440 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Unauthorized third party, borrower's son, called to say that borrower had passed away and that he
                    and documented         could not access account.  The third party stated he did not want that at this time and would make payments on the phone. On 02/XX/2016 the third party stated that the borrower had been deceased since 2009 and that the borrower's children occupied the home and would pay off the loan but were not interested in assumption.
                                           Borrower is deceased and Executor/XX/24/2009.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9649187749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower scheduled payment $1036.33    advised borrower know your options

                                           The borrower called in wanting to adjust the amount of the payment they have set up to pay on 01/XX/2019 from
                                           $2,000 to $1,500 due to auto repairs needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7596135986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called with questions regarding escrow and last payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8961890784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment for 04/XX/2019 and inquired on grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3580013576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6244908930 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called to say that she assumed the loan in 2016 when original borrower passed away;
                    and documented         account should not have bankruptcy flag.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8599677918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment and updated personal information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4104299398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  9/XX/2016: payment plan monitoring.  RFD listed as curtailment of income.  advised of TAD. mod docs mailed to borrower. options discussed. mod docs needs list given to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1999698193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1666153227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower stated that she made a payment in the amount of $840.49 via the Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5401007809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to confirm the payment in the amount of $2522.74 would be processed today, the servicer confirmed it was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2707979962 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Talked to borrower who called in to state that the Insurance Company did not receive a payment.
                                           Agent advised borrower that a payment was sent on 05/XX/2019, for $643.00, check #XXX, to XXX.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing credit bureau.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1399253212 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3159007922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Comments from 2/XX/18 indicate borrower called to request all original loan details and a copy of the 1098's for 2014 and 2016. Servicer provided information and requested tax documents for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8558422578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for transfer related information. Agent provided information accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6903136395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding loan transfer and to get address to send payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9997145187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3891501221 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent to schedule final inspection of repairs from hail damage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damages caused on 04/XX/2019. An inspection was conducted on 06/XX/2019 showing 100% of repairs were completed. The notes on 06/XX/2019 referenced all funds were already released from the claim.
9913829127 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 for payment assistance since the payment could not be made online.
                                           The borrower was confused because the payment amount and due date is different online.  The borrower was previously on a repayment plan and wanted the repayment plan notes removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8967820899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The customer processed a payment of $841.21 and updated the secondary number on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6989855017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in to make a payment of $1241.68.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4009581308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9091702445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower advised that the payment was already made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5268570904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018 Borrower called in reference to escrow shortage payment. The payment was applied to the loan payment and needed to be applied to the escrow account.  Borrower call was transfer to another department for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9132015207 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2018.  The co-borrower called in regards to the loan modification and stated will be making it on the
                    from mortgagor         30th of May in the amount of $1369.07 and scheduled it for the 30th. The representative informed the co-borrower to allow 30 days to receive the final modification documents, once the final payment processes, if you don't receive continue to pay once you receive and sign both copies and send both copies back, we will send a copy back and the loan will be modified and will start paying the amount listed on the modification documents, we will continue to calls since loan is past due. The representative also advised the co- borrower without the document we cannot modify the loan and can cause the modification to fail and the next steps will be bringing the account current. The representative advised that the demand letter expires on
                                           6/XX/20/XX/20/XX/20/XX/ show payment history through 08/2016
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6206300566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to check on modification status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8359425226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Third party, borrower's son, stated that he is the one who lives in the home and maintains payments. Advised to have his mom sign the third party authorization form so we can speak with him.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1833161518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about insurance from previous servicer and promised to make payment via wire on
                                           03/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX,
                                           XXX as noted on 10/XX/2018. There were no damages reported.
3716724731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower advised agent did not make payment yet because did not receive welcome letter for new servicer. Borrower refused to give email address for online web access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5501687635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on credit reporting,  was advised it was from prior servicer and would need to reach out to the credit bureaus.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2675495005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to check status of modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3468659135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments show borrower contact regarding payments and status of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7126893766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4772661394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call borrower calling to schedule payment march and april pymt iao $6598.64

                                           12/XX/2018 - talked to borrower - discussed payment history
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4659493160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated RFD is unemployment & was unaware of trial payments.  Stated he will go back to work this week and servicer advised him to reapply for mod once income is available, but as of right now he is eligible to apply for FB to prevent the account from going into FCL
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5246272421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called on 06/XX/2019 inquiring about the amount remaining to reinstate the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8844728553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8881372536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  An authorized 3rd party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5067477480 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized third party (spouse) made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3526211819 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  On 11/XX/2016 borrower called to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4643054826 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5089375496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower regarding their loan transfer information, short sale and deed in lieu.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3497938286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called in response to a collection call.  No reason for default provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7600532965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to schedule a payment.(3/XX/19)

                                           On 5/XX/19 the borrower called promising to pay $1480.19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2642170150 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    01/XX/2019.  The borrower called and stated that they are no longer impacted by the disaster and requested to
                    unclear who holds      be removed from the Disaster Forbearance. The borrower also requested that the ACH be  reactivated.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on 11/XX/2018 to initiate a claim for damages caused by the wildfires on 11/XX/2018. The claim was classified as non-monitored. On 01/XX/2019 the borrower stated that no work has been done yet. There was no evidence of the borrower submitting the claim check or other necessary documents.  The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area.
4952314619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower verified their information and confirmed their most recent payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4679592912 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  The borrower called on 06/XX/2019 advising they received additional funds for the insurance funds held by servicer claim.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damages caused on 03/XX/2019. The claim was initially classified as non-monitored. A check for
                                           $9,393.30 was received on 06/XX/2019 and released to the borrower on 06/XX/2019. The claim was reclassified as enhanced endorse and release on 06/XX/2019, and a second claim check for $4,942.29 was received on 06/XX/2019.
                                           There was no reference to the remaining funds being released. The status of repairs was not provided.  The damage repair amount is estimated at $14,335.59.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5746706240 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was contacted to collect on a payment and stated the reason for default was due to payroll changes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Severe Storms and
                                           Flooding (DR-XXX) declared on 07/XX/2018. No property damage reported.
3317974423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Outbound collection call to borrower resulted in their promise to pay $1,100.37 by 05/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5395161252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Called customer for 3rd trial payment.  Payment already set up in speedpay.  Advised customer of next steps after the trial is complete.  Also advised customer of seterus.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6034094936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5761963386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower wanted to make a payment but unable to make one online. Borrower stated prior agent was rude and requested to speak with a supervisor, but decided to let it go.  The representative the borrower spoke with was able to assist the borrower with the payments and scheduled two payments for $949.58 each.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5252226336 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The customer called in to confirm their last payment received and scheduled a payment for indication covered by  07/XX/2019.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and leaks, leaks in the side windows, back porch was damaged, refrigerator is not working and the kitchen floor is buckled and damaged.  The borrower noted on 09/XX/2017 is not filing a claim due to the high deductible of
                                           $10000.  The status of repairs was not provided.  The damage repair amount is estimated at $10,000.00.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1860652029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promised to make payment via web by 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4135099468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to verify payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4974509444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a promised to pay $1481.46 by 3/XX/19 via bill pay. The representative emailed the welcome letter and advised the borrower of the new servicer.  On 06/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4067926034 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The servicer called the borrower to be sure the borrower received the final modification document.  The borrower advised yes, they still need to review the document and then send it back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4206434768 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Milo from First American Title Comp called in to see what the corp advances are.  Agent provided general definition.  First American called to get payoff information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2917625300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower contacted servicer to review account; borrower stated the RFD was due to curtailment of income from not working consistently for the past four months. The borrower stated they just completed a large job and wanted to bring the account current. Borrower made a payment of $6000.00 for 08/XX/2018 and advised servicer to apply payment to bring the account back to current and future payments as needed. The borrower stated they should be back to making regular payments and did not request loss mitigation assistance at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8550801254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 - Borrower called to get password reset -borrower stated sent in death certificate to previous servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9434248835 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2017.  On 03/XX/2017 Borrower called to make a payment. Borrower stated sent February payment in and it was applied incorrectly. Borrower stated sent in dispute. Borrower was advised of the 30 TAT.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  03/XX/2017 Commentary states payment dispute. Borrower stated sent in February payment and it was applied incorrectly. On 03/XX/2017 there was a misapplication reversal and no further dispute about the payment. Issue resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6064794146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized a payment in the amount of $1553.25. On 04/XX/2019 the borrower called in to make a payment of 553.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8073024130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower called to get account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9792511339 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7725509870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  borrower called regarding 1098. advised to go online. borrower sent payment of $5,000.00 to cure loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1650284514 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about  transfer to new lender and stated will make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4902318189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to advise that they were not receiving billing statements and requested
                                           December and January billing statements. Advised of total amount due of $1848.48 and next due date of 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5292674356 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2018.  Borrower stated that the spouse would need to be contacted in order to talk about the loan.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute was received on 04/XX/2018. Fields were adjust to reflect corrected status.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1389333760 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Comments show servicer completed outbound collection call. Servicer advised total amount due and went over consequences for not making payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1430054563 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower advised that is behind on account due to falling and hitting head. Borrower advised husband will take money out of his 401k to bring account current. Will pay $1000 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1544260775 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4181460835 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower discussed billing statements and updated e-mail address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2924099258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower was calling to make payment.
                                           03/XX/2019- Borrower gave third party authorization for wife and made a payment. Agent took payment and provided confirmation number to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2648605585 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called about a notice she received stating that her account is behind payments. The servicer was advised the account was transferred over and due for the February payment. The servicer also advised that the two payments they have received on the account are for February and March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9304671432 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to ask questions about PMI and was advised account do not have PMI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1760779528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to set up a repayment plan payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1390242127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Spoke to customer and advised total amt due of $1532.57.  Updated demo date and occupancy.
                                           Updated financials.  Customer paid $1500 on today with help from daughters tax refund, was able to double payment.  Reason for delinquency is payment dispute and now daughter is helping  to bring payments current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3302433603 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  A3P stated that payment was made from bank billpay and was made outside of grace period due to pay schedule
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8777534959 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called demographics verified KYOCC provided a payment was scheduled.   No contact
                                           attempt during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6316325457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to check the status of the account. Borrower was advised of total amount due and made a payment in the amount of $ 588.12
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9337107122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower stated the delinquency was due to illness and it was short term.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7761528987 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2017.  12/XX/2017 inbound call, borrower calling make payment $616.03  1/XX/2018  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2257030444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  4/XX/2016: speedpay request.  5/XX/2016: collection call.  9/XX/2016: collection call.
                                           10/XX/2016: collection call.  3/XX/2018: collection call.  5/XX/2018: collection call.  no disaster damage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3445408929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called to know the process of consolidating his loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5840985421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2784844493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make a payment. The representative advised the borrower to keep an eye on the checking account and make sure funds were withdrawn and also advised final modification documents will be mailed and returned via FedEx.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2077688374 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2568722304 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower state that she has some home repairs. Advised them they can do a claim. Payment scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3747517548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in to go over loan terms with servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1749506703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2262037775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired on the bi-weekly payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                           ADDITIONAL INFORMATION: NA
4146909542 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2016.  Non authorized person called in to make payment in amt of $1188.77.  Non auth person stated she
                    and documented         is authorized assignee on the checking account.  Processed payment in amt of $1188.77.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7413414542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about the yearly tax payment.  The borrower promised to pay
                                           $2050.68 by 6/XX/19 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8878362426 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquire about the status of the account. Borrower made 2 payments for
                                           $1,188.26 each for 6/XX/2019 and 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7018845534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower will call back to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9230486243 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in reference to claim check which needed to be endorsed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2155557973 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called to make a payment iao $1607.57 sched for 06/XX/2019

                                           Borrower called in to make a payment and to inquire as to what their grace period was on loan.  Agent advised accordingly, took payment, and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9796562220 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2017.  A3p called in and stated that he made Nov payment, agent adv a3p to call back with confirmation
                    and documented         number  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6434617977 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called in to get a password reset for access to online account. Agent assisted borrower with this and no further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4396800785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  05/XX/2019- 3rd party called in to verify servicer received the assumption papers. Told not yet received.
                                           03/XX/2019- Borrower called in for loan number, payment information, and loan transfer related information.
                                           Agent advised accordingly and no further questions from borrower. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The comments only indicate a bankruptcy has been discharged.  There are details found in the file.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 06/XX/2019- Servicer sent customer correspondence stating they received the request for assumption and that in turn the servicer requested additional documents on 05/XX/2019. Since the requested documents were not received the request for assumption has been closed.
                                           (Borrower called 05/XX/2019 and was told the documents were not received- comments show assumption docs received on 04/XX/2019, borrower was not informed of the additional document request during the call dated
                                           05/XX/2019)
1998347435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and scheduled the payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5894191352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called and stated she had been making payments every month but she noticed November and
                                           December payments never came out of account.  Servicer confirmed banking information with her and appears she entered debit card information instead of bank account.  Borrower stated no hardship and schedule payments to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
3723349461 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  An authorized 3rd party called and stated excessive obligations are the reason for default.  The caller stated a payment could be made on 2/XX/19.  The borrower was laid off 1/XX/2018 plus had registration for childs school.  The borrower gets overtime but hasn't worked overtime for 3 weeks.  The 3rd party stated
                                           they will assist the borrower with the February payment if the borrower does not work overtime in February.
                                           Payments were scheduled for 2/XX/27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2965414026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7563842630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower was unable to complete the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4801728095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower has authorized their spouse on the loan. The authorized 3rd party called in to schedule mortgage payment in the amount of $358.50 to draft by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9928181729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Comments show contact with borrower regarding loan status and payment. Borrower called to check if the payment they made went through. Servicer advised the payment was returned NSF.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7651928033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Complaint received- borrower called to make payment  (no other info on complaint provided)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7745495310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Servicer spoke with authorized third party, borrower's spouse who made a payment and requested that a payment made in March that had been applied to principal be reversed and applied as a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7512159340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 01/XX/2019 borrower called to talk about the mod docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1289984069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for general account information. contact information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1539862271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures. The borrower made a promise to make a payment by 04/XX/2019 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8753018994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, borrower called in to make a payment via IVR and was transferred to an agent advised customer of the fee
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1736003221 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  12/XX/2018 outbound collection call, advised total amount due $5425.16 borrower advised payment
                    and documented         made today  Borrower is deceased and Executor/XX/15/2017 indicated the property was located in a FEMA Disaster
                                           Area due to Hurricane XXX. No damages were reported.
4394254787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called in regarding loan transfer rep advised need borrower authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1167909986 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2912657156 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  The borrower called to go over interest paid in 2017.  Borrower is deceased and
                    and documented         Executor/XX/05/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9538461339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  the customer called and scheduled a payment in the amount of $2156.14 for 4/XX/2019
                                           05/XX/2019 - Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7868399095 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower processed a payment in the amount of $513.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7342938124 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower verified their information and made a payment of $795.90.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                           ADDITIONAL INFORMATION: NA
9623958988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called for general account information. Updated phone numbers, customer declined website registration, declined paperless billing and they were informed on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4334531404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The last contact with the borrower was on 05/XX/2017. The borrower wanted to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7567915557 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower made payment in the amount of $1495.36
                                           03/XX/2019-Borrower called in regarding recent transfer. Wanted to know why it took place. Agent advised that transfer took place March 2019. No further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8632746586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4838944598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed. The borrower authorized a payment in the amount of $950.00;
                                           effective 03/XX/2019. The borrower financial situation was assessed and options explored to avoid foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7040002061 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Customer called regarding the payments that were returned from bank for Nov and Dec.  customer stated the bank had a stop on the account so she wanted to set the payments back u, including any fees on the account.  Advised customer of the amount  needed in amt of $922.78 and in process of setting payment back up but customer is not the authorized signature on the bank account.  Sh stated she owns property but her sons live in the home.  Rep got one of her sons on the phone and advised not Juan Garcia on the call and provided mimi miranda.  Customer gave one time veral authorization to speak to him and verified banking into.  Set up payment and provided confirmation number and advised that confirmation letter will be sent to email.  Advised customer to send in third party authorization form to speak to her son moving forward.  Processed payment in amt of $922.78.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1536061133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to make a payment of $280.54 for 12/XX/2018. Servicer processed payment and provided confirmation number to borrower. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/2017 due to  Hurricane XXX.  The damages have been repaired and the claim was closed after a 100% inspection was completed.
7279855719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower stated the payment did not go through online and made a payment over the phone. The representative advised  the borrower on how to setup ach while on the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8193251283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment. Agent took payment and advised borrower that confirmation letter would be mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5487133756 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2120537594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9906894056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get account number. Agent provided borrower with account number and ended call after no further questions from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9503851671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in to make a payment by phone and stated their intention to bring their account current without loss mitigation assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9440208938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7560194605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and stated was double charged for MI. The agent advised that they are only making one payment and advised that the disbursement - escrow on the statement means that they sent the disbursement to the investor.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2050165542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower and address concerns regarding transfer letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3676415621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower needed assistance accessing the online site. Borrower processed a payment in the amount of $1,933.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6557112593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment to reinstate the loan. Payment of $2183.08 was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5409900828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower set up payment in the amount of $1388.72.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4060199056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9686618882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The co-borrower calling to ask if final modification documents were received. The representative advised received on May 3rd, but we may need to send out new final modification documents and are working on them. The representative also advised to call us back approximately on May 15th to check on modification documents and advised April installment of $1399.16 was due April 1st. The co-borrower states can pay April installment today, May 8th and May 1st on Friday with email confirmation sent to the co-borrower's email address. The borrowers are not having additional hardship, they was having difficulty paying online and able to make April and May payment, co-borrower declined to make June payment. The representative advised the calls and notices can continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2832970547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and stated made 2 payments online and will bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9284110262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3192731552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in advising is now the only borrower and pending divorce decree. The customer inquired about cash out refinance options and was counseled on the know your options site. The call was ultimately transferred to sales for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3466189159 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to verify payment applied to correct account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8972425058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer spoke to the borrower and they made a payment in the amount of $627.17.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1684624597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The authorized third party verified their information and confirmed their correct due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3731367482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Customer advised their loan was current. They requested 1098 to be mailed to them. The customer declined to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5196676238 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  The authorized third party verified their information and discussed the account.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Third party called on 06/XX/2017 stating the roof was damaged from a storm. There was no evidence of a claim being filed, or any repairs being completed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8527642733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show borrower contact regarding loan status and payments. Borrower did not want to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2439242530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment by 04/03 via web.  Borrower stated duplicate payment was made and was advised to allow 24 to 48 hours for refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5859499699 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to update #'s on account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2083189097 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called regarding the loan servicing transfer and to make a payment for the month of indication covered by  March.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 10/XX/2017, the borrower advised that there was some roof and fence damage to the property from the hurricane and an insurance claim has not been filed. The borrower plans to repair, but there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on
                                           10/XX/2017.
2725024546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4981658842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party scheduled a payment for $642.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6814921044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called for online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9248874868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to advised husband lost job but is not working. Processed payment in the amount of $4444.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7480601759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower was contacted regarding payment and stated simply forgot due to the holidays.  The borrower made a payment while on the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5944006080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Limited bankruptcy details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1613634522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower was called in reference to payment due. Borrower stated has payment set up online. Borrower was advised is due for 04/XX/2019. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7610808726 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures. The servicer also answered the borrower's questions regarding payment information and fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 9/XX/2017. There were no damages.
2442248564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3514945686 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Borrower inquired why BK status was removed from account.  Xfered to BK dept.
                                           Advised no re-affirmation per pacer, confirmed other account with XXX reaffirmed.  Customer states will talk to attorney to see what he can do.
                                           10/XX/2018- The borrower concerned on why bk attorney has been removed. The debtor was discharged in 12/XX/16 and terminated 1/XX/17. The borrower has a cram down that should be completed by end of this week. The representative advised the borrower to call back by beginning of next week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is
                                           Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7977588849 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  Payment scheduled for 04/XX/2019  Borrower is deceased and Executor/Heir exists to dispose of
                    - Executor/Heir exists property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6436739919 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower wanted to know if their March payment had transferred over and advised them that it had.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8176121747 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Outbound, Borrower stated intent to bring current by end of month.  Self employed expects to have
                    from mortgagor         funds coming in.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing negative reporting stating signed a quit claim deed in 2005 in the divorce.  The account was reported accurately.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1087264859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower spoke with agent and stated didn't want modification  and will make next payment next week. Payment scheduled for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4982820006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to re-set online password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1935336369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower returned servicer call and stated RFD was illness and medical problems of spouse.
                                           The borrower confirmed occupancy and set up a payment for 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7866367033 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Collection comments indicated borrower called and was advised the total amount due.  Borrower advised he was returning the call of another agent.  Borrower stated he was at work at the time and advised the agent he would call when he arrived home.  Borrower stated the agent said "why did you answer the phone call" then hung up.  Borrower stated he wanted to report the agent and also set up a payment.  Agent advised next due date is May 1st and the consequences of late payments.  Borrower advised it slipped his mind this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5114017641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the authorized 3rd party called to schedule a payment in the amount of $635.32
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was dismissed on 01/XX/2019.  The proof of claim was filed 08/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.
1514657415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The proof of claim was filed 12/XX/2014.  Bankruptcy litigation was noted on 04/XX/2019 and is
                                           being handled by in-house legal.   The bankruptcy has not been closed
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: A non-monitored insurance claim was filed on 06/XX/2018 for flood damage sustained on
                                           02/XX/2018.  The claim was closed on 07/XX/2018 as all recovery funds totaling $6,076..8 were released on
                                           07/XX/2018.
6440950906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Advised borrower of total amount due $3087.83, and next payment due $1672.32. Processed payment for $2083.83 12/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2912513144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and scheduled the payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4340078746 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  Borrower called in about loan transfer.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 06/XX/2017 the borrower initiated a claim for flood damages caused on 05/XX/2017. A check for $17,111.44 was received on
                                           06/XX/2017. The funds were released on 07/XX/2017. The notes indicated an inspection showing 90% of repairs completed was needed to close the claim. Additional funds of $10,100 were received on 10/XX/2017. The funds were  released on 11/XX/2017. The comments on 02/XX/2019 stated the inspection was still needed.  The damage repair amount is estimated at $27,211.44.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6295539615 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 inbound call advised borrower of total amount due $1707.58, borrower scheduled payment
                                           $1600 1/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 11/XX/2018 reflects that the property is located in a disaster area due to XXX wildfires on 11/XX/2018. No damage reported.
8905252223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2171761787 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  Brw called to make Nov installment, made promise to pay $56.78.  Received letter regarding
                    and documented         partial payment, no processing fees  Borrower is deceased and Executor/XX/27/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2138804549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 08/XX/2018. No damage noted.
5641601414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called in to schedule 3 payments in amts of $843.51 on 5/XX/19, 5/XX/19 and 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4223690538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted servicer to request the late fees applied to the account of $46.04 be removed and requested a copy of the agreement indicating that late fees would be applied to the account. The borrower stated they were not charged with late fees with the prior servicer. The loan was reviewed by a manager and borrower advised, per the Note, late fees charged after the 16th of the month. The manager agreed to a one-time fee removal. The borrower make a payment of $1533.57; servicer processed payment and provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2140184505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about making payment to an old company. The representative advised the borrower that the payment should be transferred to us and allow them to send it to us and also advised worst case scenario is that could do a stop pay on the check and just reissue a new one, gave mailing address to send payments to.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2227342560 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2018.  Customer called to schedule payment.  Reason for call was deceased borrower. Rep verified
                    - Executor/Heir exists financial info.  Caller says her father is giving her a cash gift to bring acct current.  Rep advised of
                    to dispose of          payment expections, ACH and NOI.  Call ended unexpectedly.  Processed payment 1 in amt of $1147.72 for 7/XX/18
                    property; identified   and payment 2 in amt of $1147.72 for 7/XX/18 and payment 3 in amt of $2295.44 for 8/XX/18.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1423865879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.  The Welcome Call was completed and borrower information was verified and updated.  The website registration was accepted along with the ACH and paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9184948413 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2016.  Authorized third party called to correct credit bureau reporting and advised of 30 day period.
                    and documented         Borrower is deceased and Executor/XX/28/XX/16/XX/17/2016 due to the claim being less than $10000.
1382772797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to check if payment had been received. Servicer confirmed payment received and sent auto draft forms to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1813172735 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called the servicer to advise of excessive obligations caused them to fall behind and was given total amount due
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6239561662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower inquiry regarding their next payment and representative confirmed BK is over and just waiting on term closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported from the disaster. The homeowner did file a claim for water damages 09/XX/18, however, funds have been disbursed and released. Claim has been closed and as of indication of final inspection has been found on the account.
1759856892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Agent verified borrower and began call, but borrower stated didn't want any more detail and ended call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
7733179360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower was advised of total amount due and options to avoid Foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3324494010 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to state that they would make a payment on 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7455837549 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized third party called because February ACH payment was canceled in error.  Agent advised to make a one time payment for February, and let March ACH kick back in after transfer as scheduled.  Borrower agreed and made February payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3935655207 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   06/XX/2018.  The co-borrower called in to see why has not received account statement for this month and the
                    Servicer responded and agent advised that a statement was sent out. The borrower requested information so can make a payment through
                    appears issue is       mail. The agent provided the borrower with information to send payment. The borrower also wanted to know if
                    closed                 servicer received documents sent regarding flood insurance and the agent confirmed was received. The borrower wanted to kn ow if had to pay a fee to do a phone payment and the agent advised no fee would be added. The borrower authorized agent to process payment in amount of $578.27 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Flood insurance dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing flood policy stating has flood insurance with condo association and does not want to continue paying for the additional policy on the account for flood. The servicer advised
                                           10 - 15 days to stop payment from going out.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX.
2167429172 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called for payment information.  The borrower was given the total amount due and was advised it is optional to pay the fees but they will be due before the end of the loan. The Welcome Call was completed and the borrower information was verified and payment options were given.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrowrer is disputing fees from prior to the review period.  The borrower has been given information to dispute in writing but has not done that so far.  The servicer has indicated the borrower will owe the fees at the end of the loan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2248003231 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2017.  Auth 3rd party called- executor of estate- regarding change in mailing address and payment
                    and documented         amount.  Borrower is deceased and Executor/XX/15/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8656614361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and said the reason for delinquency was curtailment of income. Borrower says not paying regular alimony payments. Rep and co-borrower went over all information on the loan and does not have HOA and property is owner occupied. Borrower promised to make a payment. and payment scheduled for
                                           05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9241179614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019 - Customer called in  to get payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5110754178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Notes indicate the servicer contacted the borrower of the upcoming trial payment that is due. The borrower advised the payment had already scheduled a payment form the upcoming due trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8312334700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A third party called to verify claim documents received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and classified as non-monitored/XX/9/19.
1073741035 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower request to have welcome package issued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3805820663 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Comments show contact with borrower regarding loan status and payments, payment processed.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported damage on 09/XX/2017 due to Hurricane Irma.  Damage was noted to the roof and tiles need replaced.  A claim was not filed due to the deductible.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
2519641242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Brw 2 called to set up payment for total amount due or repayment amount.  Servicer advised amount due is $771.12 which includes $15 inspection fee.  Brw made promise to pay $771.12 on 6/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9376655242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05-31-2019 - Authorized 3rd party, called in for payment information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9992945838 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  3rrd party called about property inspection and was advised not ordered by seriver. 3rd party
                    and documented         promised to make payment via web by 04/XX/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7168498534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower contacted and advised amount due is $8,891.45 customer stated he has secured payment already.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4425853858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2979407987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3832891291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke to customer and she wanted to make a payment.  Asked customer for how much and customer stated $476.89.  Processed payment for customer.  Advised customer that she will be getting a mailed confirmation.  Customer asked about transfer and advised her that yes as of tomorrow 3/1 the loan will be transferred to a new company and that she should start getting new info from them with new loan number.
                                           Advised customer that loan will transfer as if.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5428468140 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 inbound call borrower inquiring if he pay extra money monthly will the extra go toward principal, advised it will
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1336209744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 inbound call, advised borrower of total amount due, borrower inquiring about late fee
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9080935718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made promise to pay and verified demographics.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1021060915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to complain about making his payment and not wanting to make the correct amount. Borrower promised to make a payment and then scheduled two payment on the account for 7/XX/2019 and
                                           8/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8955698346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower called in stated will make a payment when insurance updates
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9608187733 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in and was advised of the total amount due and was advised that payment was set up for 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damages were reported.
4175786120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower ptp 1769.09 by 3/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1265122746 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    05/XX/2019.  Borrower called in regards to a letter received stating that she had a lapse in insurance. The
                    bid                    agent advised that there as a lapse from 03/XX/2019-03/XX/2019 and a $80 charge ill be applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for damage that occurred on 03/XX/2016.  claim funds in the amount of $15011.27 were received on 05/XX/2016.  Funds were disbursed on 05/XX/2016.  The borrower noted issues with the contractor repairing the deck on 08/XX/2016. The borrower called in 03/XX/2017 stating is receiving a new check from the insurance company.  Additional funds in the amount of $14300 were received on 03/XX/2018.  The borrower noted
                                           on 06/XX/2018 the repairs are not complete.  The claim is pending the final inspection.  The file transfer was completed on 03/XX/2019.  The damage repair amount is estimated at $29,311.27.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5759513648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments show contact with borrower needing help making payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5616750535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Contact with borrower shows they called regarding payment being made to prior and it being applied to principle. Agent opened a requested for $1060 to be reversed and applied to reg payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2740670764 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in because they could not register online. Borrower also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1669354474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower asked agent to note account that payment is scheduled online for $746.72.  Agent advised still has $30.00 in corporate advance fee.  Borrower stated no hardship now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2456714831 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  B1 called in to check on the status of his insurance claim.  Advised the borrower that she can
                    and documented         connect him to our loss draft dept to further assist him in checking the status.  Borrower is deceased and
                                           Executor/XX/17/XX/28/XX/09/XX/29/2019 due to the claim being non-monitored and the deceased borrower's name being removed from the claim.
6671181568 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4831220204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Auth 3rd party called in payments for 12/XX/18, 1/XX/19 and 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3210371703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with customer and advised borrower due for 6/1.  Borrower stated payment will be made this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6965884414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2616302738 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called for assistance getting access to online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6495612118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in, the call was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8525536682 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  Borrower called in and promised to make a payment. Borrower scheduled a payment on the account.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated on 07/XX/2016 they paid $1,000 to fix their roof due to their insurance carrier would not cover the damages. There was no evidence of an inspection to confirm the repairs were completed.  The damage repair amount is estimated at $1,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9226406542 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  11/XX/2018 - talked to borrower - verified account demographics - processed payment in the amount of $1562.02/XX//XX/08/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CBR dispute
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6229057395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Customer called in to get access to the web portal and also inquiring why she wasn't receiving monthly statements. Customer was advised because of the previous bankruptcy she was not receiving monthly statements
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9619591641 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make sure they are on ACH.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per notes on 05/XX/2016, property is located in a Federally declared disaster area.
8497899630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to make a payment and gave reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6146051369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2995847420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8372922091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called- req a billing statement - adv that due to ch7 discharge cannot collect..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5633684483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2163565382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and made a trial payment for modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1137977191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower promised to pay total amount due on 6/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3513891698 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Borrower call with auto-payment inquiry. Also asked about general third party authorization for
                    and documented         spouse.  Borrower is deceased and Executor/XX/07/XX/17/2018.  The dispute type is Verbal and the reason is Fee
                                           Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                    [1] Verbal Dispute -   Borrower disputed late fees because payment was received within the grace period. Representative waived
                    Servicer responded and charge.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  No original bankruptcy details provided in the collection comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3288774166 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018 inbound call borrower is attempting to set up two payment through website, advised borrower payments were deleted due to SOP which has been removed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2882721914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Spoke with borrower and she asked for amt due for July.  Advised $1469.40 is installment amt.
                                           Borrower stated she made a payment online and wanted to confirm the amt was paid.  Processed payment arrangement in amt of $1529.76.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2685101871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrowers spouse called to verify next payment due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7767002042 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Borrower called in to state that the payment and escrow shortage will be paid on June 23 and also
                    bid                    gave information to update borrower 2 has passed on website  Borrower is deceased and
                                           Executor/XX/01/XX/09/XX/09/XX/12/XX/12/2018 with all funds disbursed and the contractor paid in full.
                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
5669425099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment.
                                           05/XX/2019 - borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2104247696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to find out about the new loan service provider. Provided the name and date of transfer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5131879862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower calling for home equity loan will transfer to refi
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8042860267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6353017805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Notes indicate the servicer contacted the borrower who was upset due to the process, they felt, was taking too long. The agent advised of giving the fax number to send the full adjustment report. The borrower requested if the documentation could be sent by email. The agent advised sending by email was not an option but could fax it in. The borrower requested to be called later.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 12/XX/2018 a non-monitored claim was initiated for water damages caused on
                                           11/XX/2018. A check for $6,523.30 was received on 02/XX/2019 and released to the borrower on 02/XX/2019. The claim was closed on 03/XX/2019.
5046978597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower advised sent the wrong amount in error, will send money order to new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6008975745 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower asked agent to review taxes paid due to borrower was on Homestead exception last year.
                                           Agent didn't see any indication of a refund from the county las year and advised borrower to contact county.
                                           Borrower also asked about late fees and property inspection fee.  Borrower advised will send a written request for inspection invoice.  Borrower requested a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9512123057 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer stated they promise to pay by mail by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9400945238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to see if the servicer made any payments towards her insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property is located in the disaster area of
                                           Hurricane XXX, no property damage was reported.
7177811190 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower made a payment and advised late payment due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2984934886 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 - borrower called with insurance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8853314932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Comments show contact with borrower regarding refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9095754503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019  -The borrower called to make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1769011092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019 Borrower called in reference to payment due. Borrower stated will make partial payments on 01/XX/2019 and 01/XX/2019. Borrower was advised to go online to schedule the partial payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           06/XX/2018 Commentary states Bankruptcy was discharged 04/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7440110783 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower called in to request speedpay and said she needed to wait for second paycheck to complete full mortgage payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing fees assessed on account due to returned payment and said she had proof of payment being made and not returned. Borrower was advised to submit dispute in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 10/XX/2016. No property damage reported.
6057989275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called about December installment. Payment made in the amount of $888.76.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9882291841 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to advise that his payment from last Tuesday had not posted out of his acct.
                                           Reviewed notes from 8/XX/18, reviewed payment history, confirmed payment was scheduled for $850.06 on 8/XX/18.
                                           Advised borrower of self service options.  Borrower went online at seterus.com and used self service options to schedule payment.  Borrower did not want to pay $10 fee.  Confirmed payment confirmation # and amt  of
                                           $85.06.  The payment will reflect as unable to locate.  Advised borrower of no neg credit reporting as borrower was concerned with the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9172904807 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The borrower called stating her payment showed a payment owed. I Advised the statement was issued
                    and documented         before the payment was posted. The borrower advised she sent in a payment. I submitted a request to have the payment reversed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8735760388 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7617478712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrowe called to make a payment. Reason for default is curtailment of income and family legal issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8259629284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019 - Borrower called in to inquire why escrow shows a shortage of $1K - servicer advise he had been short since 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed
                                           09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4130620066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Agent explained escrow shortage and reviewed escrow disbursements.  Borrower understood and then asked where to send next payment.  Agent advised depending on the date the payment which servicer to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7545012734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Bortower called to make a payment. Not interested in a modification. Requested copy of pay history to review fees charged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8337735714 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5336048460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower was advised of payment with interest rate and advised of escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4196271392 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called in regarding insurance disbursement sent.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5874785852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Agent advised borrower of bad check and options for payment.  Borrower stated would wire funds by
                                           10/21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6174437017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Servicer advised borrower of total amount due iao $2283.63 due Oct 1st.  Brw stated that she needs to talk to the insurance department & stated that she has mailed payment already
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4751435450 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  The borrower called in and was advised that the servicer does 1st mortgages only and advised that the maturity date is 06/XX/14/XX/16/XX/28/XX/26/XX/03/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
4649904416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Notes indicate the servicer contacted an Authorized Third Party, borrowers spouse, who advised of faxing pay stubs over to the servicer by 11/XX/2016 due to the HR department payroll being out until then.
                                           Borrower is in a performing trial and making payments on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1456467102 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called to make payment also wanted to know how to reaffirm debt.. Has credit dispute.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Research request received 6/XX/19. On 06/XX/19- CREDIT
                                           DISPUTE RESOLVED - Payment History - reviewed reporting and we started reporting account in our  last reporting cycle.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           No other BK information evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5038307227 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  Borrower called in to inquire about payment and stated the reason for default was due to being
                    insurance sufficient   unable to rent the property
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] Damaged Interior - FORECLOSURE: No evidence of current foreclosure activity.
                    Damage remains         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    unresolved and no      LITIGATION: There is no evidence of litigation on the file.
                    indication covered by  TITLE ISSUES: There is evidence of title issues with the property.  Title search issues noted on 01/XX/2019
                    insurance              due junior judgments against homeowner.  A prior title issue was noted on 11/XX/2016.  The commentary stated
                                           two individuals were in title at the time of the mortgage each having half interest.  Only one trustee signed
                    [3] Title Issue -:     the mortgage leaving the other half not mortgaged.  The judgments have not been resolved.  A title claim was
                    Liens not Perfected    filed and indemnification was received on 11/XX/2016.  The issue was to be cleared upon judgment.  The foreclosure was closed out with a modification prior to the issue being resolved.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower noted on 03/XX/2018 made roof repairs estimated at $3600.The borrower noted on 06/XX/2018 had repairs to complete and put in windows.  The status of repairs was not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $3,600.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5081832710 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Customer called 03/XX/2019 for loan number to mail the payment.
                    and documented         05/XX/2019 - borrower called to make sure insurance was paid  Borrower is deceased and Executor/XX/22/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4935277240 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate Inbound Bankruptcy Call.  However, there is no indication in the file of an or inactive Bankruptcy - Went over loan transfer, welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3386594632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called for 1098 information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2658574609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3474191360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to have password reset for seterus acct.  Updated email address.  Borrower will begin making payments online.  Rep updated demos.  Processed payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Per comments bk filed by 3rd party who is not listed as a borrower on loan.  Filing date and current status not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1135138096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to discuss modification terms and reate
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5262440187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested to know the account status and made a promise to pay $667.65 by
                                           07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9062778318 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The customer called to obtain information on the account. They scheduled a payment for 6/XX/2019.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8152992399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a promise to pay to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2540345126 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower wanted to confirm the next payment due date. The representative informed the borrower of the next payment due date was 1/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9738810348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5041472701 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The co-borrower called in to verify if hazard insurance was paid. The agent confirmed that the
                    and documented         insurance was paid on 02/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3203660064 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1321587901 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8972302167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The co-borrower called in and made a payment in amount of $1581.54 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4185710221 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and in regards to loan transfer information.
                                           06/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 6/XX/15. No damages were reported.
3185886429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9405913791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound call seeking help with mobile app.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2488640815 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower stated reason for delinquency is curtailment of income.  Servicer advised borrower of total amount due $1082.89.  Customer advised will pay via wire transfer today
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported
7864371208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called and spoke with B1.  He says that he wants to talk to his wife first and call ended unexpectedly. The last contact with the borrower was on 06/XX/2019. The borrower had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3503555609 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Senior Liens           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to confirm payment amount due to escrow analysis. Borrower declined to set up payment with Agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  Prior Mortgage is still listed on title.
                                           The lienholder was noted as contacted on 02/XX/2019 and pending a response regarding a release.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8428986556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6789613257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Spoke with third party, took payment. Third party asked about making payment from the website, advise they would have to register, third party stated they tried, placed third party on hold to review and to change password but it would not work on my end. Advise third party to try again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2768733036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Authorized 3rd party called in to schedule payment iao 1036.94 to be drafted on 4/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2047727319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The co-borrower states received a letter stating owed $2300 and thought just paid $600 in
                                           November. The representative informed that letter they received was a demand letter sent in the amount of
                                           $2364.05 which expires on 1/XX/18 and also informed that it consisted of $1764.05 in corporate advance fees that had not been included in the reinstatement letter earlier this year and that they do not accrue interest and can be paid at any time and anything received over the regular monthly amount would be applied towards them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5296628496 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called regarding their escrow and stated that they changed insurance, reanalyzed heir escrow for a new payment, and they were also interested in a refinance. The agent sent the borrower over to MP for further assistance. The borrower scheduled  a payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed corporate advance fees and wanted them to be waived.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8527240884 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing the charge to make a payment over the phone.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. A claim was filed on 11/XX/11/XX/12/2018 stated all funds were released and the clam was closed.
6077067808 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 09/XX/2018.  The borrower stated is calling to make sure is okay and not in foreclosure. The representative
                    - Executor/Heir exists advised the borrower does not owe a regular installment until October and just has a property inspection fee
                    to dispose of          of $15. The representative advised is not, advised may still receive a final attorney bill for anything done
                    property; identified   to close out the file, but it can be paid over time. Inquired about setting up October payment and the
                    and documented         borrower agreed for the 8th.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2988479514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019, customer called in to inquire about recasting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7555013190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to dispute escrow advance amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; all damages repaired. Funds were endorsed and released 11/XX/2017.
5013098430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in to inquire about payment and stated reason for default was due to illness.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9272788382 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called to make a payment for $492.60 due to online issues.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason
                    insurance              is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing a late fee that the borrower believes has already been paid.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 stating their walls and floors on the bottom floor were damaged due to
                                           Hurricane XXX. The borrower stated they did not file a claim due to the deductible was $9,300. There was no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9802199235 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to schedule a payment for the month of February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3423036578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower logged onto the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6328228424 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Called borrower to verify received modification documents.  Borrower stated yes and sent back should receive 9/XX/1, 11/XX/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7434932329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 08/XX/2018 Borrower was called in reference to payment due. Borrower was advised of payment and fees due. Borrower stated can send payment in on Wednesday for July 2018 payment and make August 2018 payment by the end of the month. Borrower stated will be awaiting offer for percentage off. Borrower was advised not eligible at this time.
                                           05/XX/2019 - borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4229111306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss their insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9367770075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4252292617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1153308886 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/30/2014.
                    but not documented     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6109123063 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 - talked to borrower - verified demographics - processed payment in the amount of
                                           $842.67
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1018517757 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Spoke to borrower and advised of total amt due of $1127.32.  Borrower called to confirm why
                    and documented         1/XX/12/XX/16/XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9393493540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in response to a letter received about cancellation of insurance. The borrower further stated they have their own policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.  The proof of claim was filed 09/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8824943662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6275361545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in March payment and inquired about the unpaid principal balance.  The borrower also inquired about loan transfer (servicing).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6238814129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to talk about the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3034228933 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The third party (son of the deceased borrower) called to start the successor in interest process.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4619336035 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2018.  On 04/XX/2018 Borrower called to update telephone numbers on account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  12/XX/2016 Commentary states Credit dispute. Borrower stated is not past due on account. The account was reviewed and applicable fields were updated to show loan status. Borrower is current. Issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4547744029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called to go over the payment that is due for 6/XX/2019. They were advised of the payment amount starting 6/XX/2019 and the remaining term. The customer made a promise to pay via bill pay by
                                           6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3552681991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to inquire about the year end statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6216014077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  spoke to borrower regarding general account info- welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1606103811 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called to make a payment  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4232023877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 08/XX/2017 Borrower called to make a payment stated reason for default is medical bills.
                                           Borrower inquire about a Modification. Borrower was advised on where to get the application documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9547273389 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Comments show contact with borrower regarding loan status and payments. Borrower advised they were on a repayment plan with prior servicer. Agent went over prior plan and funds in suspense, they used funds in suspense to bring loan current. Servicer advised borrower they need to update insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6501590775 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in a payment. RFD curtailment of income- changed jobs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4922277323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower wanted to pay down the late fees and wanted to know if there will be negative credit reporting. The agent explained that after the grace period expired the servicer does credit reporting every 30 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9197984318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower's daughter called to see what information is need to get authorization on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4548805435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to ensure web access was available and set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4740325944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8043414501 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment and stated that he went back to work on a part time job and set up a payment for the February installment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage was noted.
2874027549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3225281863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9365733820 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to discuss escrow with agent. Borrower advised had received a homestead exemption and agent advised to fax it in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2836278171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower called to request a modification. The financials were taken by the representative and the modification packet was mailed to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8698050358 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018 Borrower called in reference to payment due. Borrower stated will make one payment now and another payment by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5587380242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to schedule a payment and inquire about insurance cancellation notice.  The servicer advised them that insurance is not due until 3/XX/15/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1061321287 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a promise to pay to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5665205008 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called in to verify that a payment was set up for the XXst.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
8492605308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to discuss loan terms and possibility of refi.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017. No damage was reported.
4124735379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The third party called in regards to issues with the web site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area (of unknown type) noted on 3/XX/16.
                                           No damages were reported.
6696259390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7770477329 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/XX/16/2013.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6012670815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5400913578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower stated will make a payment by the 30th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8962686128 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower was called and a payment was requested. The borrower was not able to make a payment at that time but will mail a $661.51 money order on 9/XX/17.  The borrower was preparing for the hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/17.  No damages were noted.
2721805135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower requested 1098 tax form from 2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9173790026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The authorized third party called in regards to making a payment on the account regarding the final modification payment posting to the account. The representative advised that the final modification payment has been made on the account and will need to have the final modification documents signed, dated, and returned. The new payment will be $985.15. The authorized third party wanted to make a payment using debit card, but the representative advised will need routing number and checking account information. The representative advised to call back on Monday to schedule a payment and to have an authorized third party authorization form placed on the account since co-borrower is an ex spouse on the account. The representative advised the authorized third party that both the borrower and co-borrower will need to sign final modification documents unless a quit claim deed is established on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7663559742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6341021337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4662698069 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer called in asking what is due and advised that they want to make a payment in the amount of $1581.46 on 03/28, but could not find his bank routing number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1264543130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018 Borrower called to inquire 1098 information for years 2013, 2014, 2015, and 2016.
                                           Borrower was provided with this information. Borrower stated will wait until income is received to schedule payments. Borrower was advised to make payments within grace period to avoid late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4265502748 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Third party called inquiring about changing title. The servicer stated they would need to go to
                    and documented         county office and that they can change insurance at anytime.  Borrower is deceased and Executor/XX/11/2003.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7423135171 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower stated payment had already been sent via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6590187423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to discuss status of account and would be making a payment. Rep and borrower review of account paperless and his and her email on this account. The second account under his name just has her email showing.  Borrower promised to make a payment and scheduled a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3986494647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Called borrower to discuss the payment due on the loan. Borrower asked if a payment arrangement can be set up. Borrower hung up since he was at work and unable to continue..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5989890118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  TT: CUST2 RFC: PAYMENT INQUIRY RFD:  CURRENT LOAN NO FURTHER QUESTIONS,                 ADDRESSED
                                           CONCERNS, RECAPPED CALL. RFC              BORR2 CALLED IN TO ASK ABOUT HOW MUCH IN  LATE CHARGES ARE OWED, ADV
                                           119.04 AND TAD          144.04 FOR LATE FEES+BAD CHECK FEE, BORR2           ADV SHE SHOULD NOT HAVE EVER GOT A
                                           NSF  FEE, ADV TO WRITE GEN CORRESPONDENCE               **GAVE PO BOX** DIALED: 817-845-7300 -
                                           USER: JHOOKER1 05/XX/2018 2:13PM (PT)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8623871482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1964064822 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called in regarding statements and was advised that they should start receiving
                    from mortgagor         statement soon.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  Unable to determine if the dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received a dispute of credit reporting but no information on what reporting they were disputing.  Update denied due to insufficient information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7663477045 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see why someone came to take pictures of home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2814997005 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2017.  Borrower called to confirm modification and next payment due.  Borrower requested third party
                    and documented         authorization form.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4472111162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6566485920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8872236971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call borrower scheduled payment  1283.71
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3624508145 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in to make sure payment is not scheduled- it is not.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute the fees.Rep advised the fees did come from the prior servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3332465584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4814479393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in requesting new escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6125218050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The servicer advised of the total amount due and reset the borrower's password.  The customer will use the automated line to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6643336217 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  Executoer called to change mailing address. Servicer advised they would not be able to go online
                    and documented         due to borrower being deceased.  Borrower is deceased and Executor/XX/17/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1965376732 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Called stated borrower deceased and will send in death certificate. This caller setup payment to
                    and documented         account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7642632913 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  Borrower called regarding insurance letter. Original borrower is deceased. Executor has assumed
                    and documented         loan.  Borrower is deceased and Executor/XX/30/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4248358773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 01/XX/2019 Authorized third party called to verify if payment was due. Third party stated
                                           completed a Modification with effective date 02/XX/2019. Third party was advised next payment due is
                                           02/XX/2019.
                                           05/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9310648935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5172207447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4621260257 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  06/XX/2019 inbound call advised borrower of total amount due borrower scheduled payment $408.22

                                           The borrower called in and made a payment in amount of $490.61 and was provided with the confirmation number.
                                           Reason for default noted on 11/XX/2018 as unemployment stating lost job and has no income. Unable to verify if borrower is back to work.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to XXX credit dispute, updated applicable fields to show loan status as of
                                           06/XX/18 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3445124486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to borrower 0 welcome call complete. Made payment. Ach  form sent out to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1569870403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called as they were not able to make payment online. Associate was able to complete the welcome call and scheduled payment for borrower. Comment dated 02/XX/2019 borrower called for contact information of the new servicer. On 03/XX/218 borrower called about the payment history and associate informed borrower of the discharge on 11/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  Case terminated on 01/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3460849545 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower completed the welcome call also set up paper less billing also discussed escrow shortage borrower also made a payment of 1,846.04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3052474999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment of $692.90
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9747293848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called the agent discussed reinstatement, and borrower schedule a payment of $932.61 by
                                           04/XX/2019, advised owner occupied
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2926800274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The last contact with the borrower was on 04/XX/2018. The borrower needed a payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4193824378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower was contacted regarding payment and stated made the payment online.  The servicer confirmed the payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3978040933 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 10/XX/2014.  No original bankruptcy details provided in the collection comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7096703550 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was transferred over from the refinance department to see if she can get a modification on the account. The agent  advised that the account is current and a modification would not be an option right now. The borrower stated that the payment is too high.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8414167232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower advised cause of delinquency has been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6426186572 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm auto draft starts this month- advised on the 15th. Answered questions about the escrow shortage. Welcome call was completed with borrower on 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5008848569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5709931367 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called for payment information, and agent advised due for 5/XX/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3019258434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to advise the ex-spouse is supposed to pay the mortgage but hasn't and inquired about what has been paid and what is due. The borrower was advised the account was 3 payments past due but is current with the payment received today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9761010494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called in to make a payment in the amount of $1864.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  No original bankruptcy details provided in the collection comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1135254085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, an unauthorized third party called to request a copy of the modification documents from the prior servicer because they were trying to refinance the loan.  Welcome call information was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5805168989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  On 05/XX/2017 Borrower called to advised payment was sent on 05/XX/2017. Borrower was advised to call back for an update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5381355004 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to inquire about payment and promised to pay $823.05 by 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2367191054 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.  Chapter 7 :XX-XXXXX Filed 04/XX/2004  Discharged 07/XX/2004
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6414251016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  In rem relief granted upon confirmation of plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired and claim closed
                                           01/XX/2019 as all funds were released and inspection was not required.
6562995655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called to check the status of the loan and advised that the loan was current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4628959793 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Servicer called borrower about February payment and borrower stated had mailed already.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5405137867 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Notes indicate the borrower called to schedule 2 SpeedPay payments for loan account in the amounts of $2495.65 effective 1/XX/2019 and $1148.51 effective 2/XX/2019. Agent advised the borrower of both their payment confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4234305453 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment to account. Agent took payment and provided confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6407855499 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4759326135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Damaged Interior - 05/XX/2019.  Borrower called in payment for $2,205.92 for today to cover 4/XX/2019 payment.
                    Active insurance claim EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and funds held by      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    servicer with          FORECLOSURE: No evidence of current foreclosure activity.
                    indication of related  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    contractor bid         LITIGATION: There is no evidence of litigation on the file.
                    sufficient to cover    TITLE ISSUES: There is no evidence of title issues.
                    repairs                PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower reported fire damage that occurred on 10/XX/2018.  Claim funds in the amount of $11115.91 were received on
                                           01/XX/2019. The borrower noted on 03/XX/2019 had a kitchen fire and paid for all of the repairs out of pocket because the prior servicer did not release the funds.  The claim is classified as monitored.  The borrower was advised on 03/XX/2019 that documents are still needed to release the funds.

                                           4/XX/2019 Loss draft check#XXXX for $11,126.05 sent to borrower by XXX.  The damage repair amount is estimated at $11,115.91.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3472265572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower and third party called in to inquire if a loss mitigation decision can be appealed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4042579710 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  A3P (spouse of borrower) called to set up payment.  Servicer advised A3P of online option;
                                           borrower requested ACH form; made promise to pay $503.15 on 05/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5416251257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower advised he sent 2 payments in one envelope
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8422949764 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  10/XX/2018 inbound call borrower calling to inquire about payment advised borrower current loan.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 09/XX/2017 the back shed, fence, and patio were damaged due to Hurricane XXX. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1919260099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called on 6/XX/19 to pay the escrow shortage.  After it was paid, the borrower rushed off of the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5309587385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in  payment for $7,401.30 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8215350719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquired about bill payment information in regards to loan transfer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6799469232 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called to discuss account and wanted to make sure relative is not authorized.  They
                    but not documented     wanted to also remove escrows and have some late fees waived.  The servicer advised them of
                                           knowyouroptions.com.  Borrower is deceased and Executor/XX/24/2017.  The dispute type is Verbal and the reason
                    [1] Verbal Dispute -   is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    Servicer responded and closed.  Borrower was disputing fees on the account and was advised fees cannot be waived. Borrower advised to
                    appears issue is       send dispute in writing.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5418823787 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer called in to see why ACH wasn't drafted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area. The customer confirmed no damages to property.
1582436197 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4058602110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and made a payment in the amount of $457.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8247533637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in seeking information about refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7864781819 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Authorized third party called regarding new insurance carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area due to Hurricane XXX on 09/XX/2017; no evidence of damages.
9504748966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Agent performed welcome call with borrower. Agent also took payment on account and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1532562735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5779937072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in regarding money being sent to Allstate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1067604915 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Loan had a recent mod increase of 5%.  Borrower received 1098, knows he was paying PMI in 2016, but 1098 PMI box is empty.  Servicer advised borrower of continued expectations
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1939578845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower had fraud on bank account and processed the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7392242599 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          04/XX/2019.  Borrower inquired as to why their payment went up, the agent advised due to prior servicer indication of related  escrow.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 11/XX/2017.  Claim funds in the amount of $22706.57 were received on
                                           06/XX/2018.  The borrower was approved for self repair.  Funds were released to the borrower on 07/XX/2018 and pending the final inspection.  The borrower noted on 10/XX/2018 the repairs are not yet complete and will call when ready for inspection.  A follow up letter was sent on 01/XX/2019.  The damage repair amount is estimated at $22,706.57.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4108318277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called asked about status.  Just short on income, late payments on contracting work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6328944562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower advised that they plan to catch up June in coming week or two.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5567411339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made promise to pay $1452.83 by 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9420323455 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4263845633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8338000389 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  A3P (spouse of borrower) called to make 2 payments iao $1674.00 on 01/XX/2019 & $1674.00 on
                                           2/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8523748160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5486491323 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to change the payment that he made over system.  Wants to change payment amount to $325.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6440503636 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about husband being on the account advised the borrower if refinance is done customer will be able to remove name.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7790801998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The welcome call was completed and the borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1369159272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018 Borrower call with Authorized third party to set up payments for 3 months and to verify account number on file for automatic draft. Borrower was advised the account was set on automatic draft for the 11th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8212091326 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer made and May and June payment in the amount of $1690.66. Servicer advised the customer that once the payment post, then the next payment will be 07/XX/2019 and there will be a late fee accessed after 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6618048145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower advised payoff request denied due to wrong signature and wrong documents were faxed.
                                           Advised they could request payoff on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6650579458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound call to make payment, but borrower didn't want to pay associated fees, so they opted to mail a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8825364453 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make payment of 975.41.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2023905213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to discuss account. Wants to bring current. Processed payment for total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8006827899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called to make payment- paid $512.94
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8105054794 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Caller gave RFD of excessive obligations/XX/Heir exists to dispose of property; identified and
                    and documented         documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5162411519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4500624606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The last borrower contact was in regards to the prior modification and to schedule a monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7859574160 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  On 03/XX/2019 the borrower called for status of claim. Borrower was advised final draw in
                    and documented         process.
                                           05/XX/2019 - borrower called for general account information  Borrower is deceased and
                                           Executor/XX/19/XX/04/XX/28/XX/17/2018 Commentary states discharge order for Bankruptcy upload.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3920733562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower and went over the loan transfer process, monthly payment and billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.  Wife filed bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1638004258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower advised that the payment is schedule for today through bank account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9564508287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 inbound call advised borrower of total amount $2983.85, reason for default illness borrower called to move payment date to 12/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5374726213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and we went over the account transfer and escrow increase
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7069463312 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called because their bank returned a payment for non-sufficient funds but it was a mistake on the servicers side.  The borrower wanted to make sure that the payment was returned on the servicers end before they processed a payment over the phone.  The NSF fee was waived due to bank error.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4738004638 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         02/XX/2019.  The co-borrower called in and was advised of the total amount due. The co-borrower stated
                    Bankruptcy             borrower 1 was awarded the home in the divorce and is supposed to refinance the loan to have her name removed but has not been able to. The co-borrower wanted to verify if the home is in foreclosure and is showing for
                    [1] Written Dispute -  part of January and February. The agent advised not showing that a notice of intent was sent out. The
                    Servicer responded     co-borrower advised has retained attorney because is going to file for bankruptcy but does not have the within 60 days and no  information and wanted to know what the bankruptcy will do for borrower 1. The agent advised that they will further communication  not have the ability to distinguish between the borrower's if the loan is in bankruptcy and it could make it
                    from mortgagor         where they are not reporting to borrower 1 credit.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing credit reporting stating not liable for account. The servicer reviewed account and  verified is accurate as reported.
                                           REASON FOR DEFAULT: The reason for default is other.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1328666715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called for account information, and the agent provided the borrower with the Welcome Call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4324477210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and authorized a payment in the amount of $1758.43. They also advised that they are no longer interested in a repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2794055338 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  01/XX/2019.  The borrower called in to make a payment.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  Credit reporting dispute.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1442266195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment. A payment was scheduled for 03/XX/2019. Repayment plan and modification were discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7070216833 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    unresolved and no      Executor/XX/12/XX/12/2016 reflects that the property is located in a disaster area due to Hurricane XXX.
                    indication covered by
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
5112368968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  07/XX/2018 outbound collection call advised borrower total amount due  $1,659.23, reason for default unemployed, borrower is back at work issue resolved.  went over financials, borrower surplus don't qualify for repayment plan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9431853503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 05/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6332562105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2867938907 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third party called to make a payment and inquired about how to change the name on the
                    and documented         property. Agent advised could refinance.  Borrower is deceased and Executor/XX/31/XX/01/XX/18/XX/20/2018 due to the claim being less than $10000.
5776210890 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer went over welcome call information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
6716344747 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to verify their escrow shortage and request a payoff statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2833112296 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2690631683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Authorized third party called to obtain insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8683815899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in on 03/XX/2019. The borrower had some website related issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3593953653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 02/XX/2019. The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6644674339 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2017.  Inbound: Borrower mailed in payment of $400.00 and advised had been paying $366.00 and know a
                    and documented         little behind...aware of late fees.  Borrower is deceased and Executor/XX/14/XX/18/XX/20/2018 due to the claim being less than $10000.
5344602459 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower contact updated reason for default as excessive obligations auto accident and auto repairs. Borrower schedule payment for 12/XX/2018. Updated financials
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2013.  Chapter 7 discharge without a reaffirmation agreement on 06XX2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5838774741 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Spoke to borrower, advised of total amount due and borrower stated will be making a payment of the 1st. Offered to schedule the payment for the borrower and offered to take financials, Borrower stated no able to continue call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2253281451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1652208680 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in  to inquiry about a refinance application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7849280637 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower verified their information and accepted paperless billing.  They also confirmed their escrow balance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower wanted the late fee and the delinquent credit reporting to be updated.  The servicer replied that it was due to the late payment.  The caller was instructed how to submit a written dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9642496484 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to schedule a payment for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2004.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2881617840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower contact, updated reason for delinquency is due to illness of borrower. Will be going back to work in 6 weeks. Borrower scheduled payment for 12/XX/2018, 01/XX/2019 and 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5481278515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borr spoke with servicer about modification but servicer stated no need for it.
                                           n 03/XX/2019 Borrower called to verify if obligated to make payments after being discharged from Bankruptcy.
                                           Borrower was advised depends on the type of Bankruptcy and to call back on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1323589646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in asking why there was an escrow shortage on account. Agent advised accordingly and went over options with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Loan last modified 2009.  FEMA disaster 09/XX/12/2018 when servicer shows as owner occupied. Notes do  not indicate that borrower moved in and later borrower gave payment authorization to third party.
2008213203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower verified their information and discussed their grace period and late payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6179259309 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/02/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4391857681 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  04/XX/2018 inbound call borrower calling to change mailing address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4514795157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019 Last spoke to borrower when they called inbound to discuss the loan as it is performing but late pays and borrower stated excessive obligations are causing problems paying the loan 16/XX/2019
                                           outbound collection call, borrower changed scheduled payment date from Feburary 1st to   $710.97 TO FEB 28TH
                                           $731.27*
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9586346033 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower wanted to know where to send payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8494768966 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower completed a welcome call, verified demographics, advised owner occupied and made
                                           $1220.44 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Noted on 06/XX/2019 a outbound bankruptcy call. However no details regarding the case.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5072112371 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2018.  spoke to borrower- previous mod good. Adv ach set up and payment will be drafted 1/XX/18. Advised
                    from mortgagor         TAD. No additional borrower contact.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent written dispute with funds from 2012 not showing with reduction with balance- no additional information
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.  The proof of claim was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7974556720 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2016.  The last contact with the borrower was on 08/XX/2016 to discuss the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a dispute over her payments after the loan was transferred.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3405408591 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower called on 5/XX/19 and made a $1362.10 payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower had a double payment taken from their bank.  They sent in a refund request along with proof that payment would not be returned.  The servicer refunded payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3017903904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower asked about online payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6395985447 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to for information regarding statements.  Borrower was advised that statement was sent to their representation and borrower indicated they are no longer represented.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4218562124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was advised of next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5763571563 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment. The borrower stated additional payment would be made by mail. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1487143387 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4967854499 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower tried to get online to make payment but was not able to get into the account online.
                                           Hardship resolved will be paying within grace period. Payment processed for $733.74
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2005.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1516886813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower requested the account status and stated that he will make a payment this afternoon for April and May by the end of the month
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2513936800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called advised the amount due borrower stated  called to get access to website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9693250191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for their 2017 year end statement to be sent via email. Associate was able to complete the welcome call. Comment dated 10/XX/2016 associate made contact with borrower regarding the modification offer and informed loan is in foreclosure. Borrower accepted the offer and scheduled the first trial payment and associate informed the modification expected completion date is 02/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2010.  Case terminated on 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5952222924 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with the customer who said he was trying to set up a payment over the ivr but it would not work. Scheduled payment for the borrower in the amount of $840.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4132834379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about their ach from their prior servicer, advised autopay was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1243267256 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Customer called to make a payment in the amt of $401.46.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5832583234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in about 19 dollars additional coming out on Friday payment disputes fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4345202665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get update on credit dispute advised the borrower to send in proof of payments. Advised the borrower will call once pay history from 2013-present is located.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is
                                           Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4489695243 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7959136788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and to verify whether they were enrolled in an automatic payment plan.  The representative advised the automatic payments will begin on 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4047517052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to discuss application of fees.  Paid $700 which was applied to principal on
                                           8/XX/03/XX/05/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1687922442 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 03/XX/2019, the borrower called to verify account status after a letter received requesting information from borrower. On 5/XX/10 The authorized third party contacted the servicer in needing to have someone from subordination contact himself back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 03/XX/2019 the borrower called requesting unpaid principal balance and a dispute was raised; however, dispute appears to be unclear. No further information available.  On 03/XX/2011, loan appears to have evidence of a prior discharged bankruptcy; however no further information available.
3639069586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The customer called inquiring about setting up trial payments. The servicer  advised that the trial payments will stop the collection calls until the final modification documents are in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7259027793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower discussed the account and modification status.  Once they make final trial payment the modification documents will be sent to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4957024901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to get assistance with the website. Borrower promised to reinstate the loan in the amount of $2850.47. She also wanted an explanation on why her payments were returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4105694328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to refund information. Advised the borrower account refund has been sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8262028762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to get assistance accessing the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  04/XX/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1352885394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019- Borrower called in to make a payment to account. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7757684904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called, made payment and cured delinquency, declined Mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9618420703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower made a payment. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4558974311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8884701645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3843130521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was advised of the payment change due to the recent escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1928515299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3544867032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was called on 12/XX/2018 and made a payment of3693.68.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9068353701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and promised a payment of $1202.69 by 4/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8117014030 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment in the amount of $1002.76. borrower discussed loan modification and transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3661272768 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to check on the insurance documents sent in. The borrower was informed the
                    and documented         policy info has been updated and confirmed the effective dates as well as the policy number.  Borrower is deceased and Executor/XX/11/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4575862845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called to get assistance logging on via the web. The borrower stated that they would be making a payment via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4167202456 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  3rd party called in to inquire about payment increase but was not authorized
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A partially monitored insurance claim filed for unspecified damage with a loss date of 11/XX/2015 was denied per notes dated 12/XX/2015. The initial claim was closed on 01/XX/2016. The commentary dated 09/XX/2017 stated the insurance company will not be paying the claim and repairs will need to be made out of pocket. The homeowner reported another claim on 02/XX/2018.  There was roof leaks which are causing water damage per notes dated
                                           11/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1805032186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower stated was unable to log into online account. The representative advised the borrower of zip code, loan number, and ssn to be placed into web to create account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 8/XX/13. No damages were reported.
3062030785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to make a payment to account and discuss denial. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6549836079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2417352280 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in payment for $1,073.43 for today and  PTP 2 payments of $1,073.43 on 6/XX/2019 and 7/XX/2019 through.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7091902370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment and declined refinance offer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7086886410 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in to dispute a credit hit.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute a credit hit. QA Provided
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9543806037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with borrower and advised of total amount due and explained the statement to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8032612299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Call and spoke with the borrower, advise of the total amount due and the notice of intent for
                                           $4179.59. The customer stated that he would call us back on 2/XX/17 or 2/XX/17 because he was at work .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7542058182 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8857564105 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called in and asked about the ACH draft date.  The servicer advised how to change the ACH draft.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a verbal payment dispute. The servicer reviewed account and advised in the process of bringing the loan current that there was a correction from the modification which needed to be fixed. The borrower was informed that the loan should show as current in the next few days.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9320352984 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8606968334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5206905144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment and inquired about removing the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6374486247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5255915680 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  the customer called about the 1098 tax statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is other.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1176963804 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower made a promise to pay $570.64 by 05/XX/2019 via mail.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    [1]                    FORECLOSURE: No evidence of current foreclosure activity.
                    Damaged/Occupied/FEMA  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Zone - Active          LITIGATION: There is no evidence of litigation on the file.
                    insurance claim and    TITLE ISSUES: There is no evidence of title issues.
                    funds held by servicer PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was
                    with indication of     filed for water damage that occurred on 09/XX/02/XX/30/XX/12/XX/26/XX/18/XX/01/XX/18/XX/02/2018.
                    related contractor bid
                    sufficient to cover
                    repairs
4619522331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8220601897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called advising they have not received their 1098 statement. I advised that it was mailed on 2/XX/19 and that it can be downloaded from the website. Advised the total amount due is $987.33, the borrower advised they will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6135403451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Called borrower to secure payment for 12/XX/2018.   Payment made for $472.12 on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2769792562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  On 2/XX/2017, borrower called about making payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7825326099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 welcome call completed, borrower called for refinance application, how to combine both loans.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8535758870 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  The borrower made a promise to pay in the amount of $734.55.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 07/XX/2016. Claim funds in the amount of $7662.48 were received on
                                           04/XX/2017.  The mold remediation was completed and the clean air test was received on 06/XX/2017.  Additional funds in the amount of $11020.13 were received on 07/XX/2017. A 69% inspection was noted on 07/XX/2017.  The borrower noted on 12/XX/2018 is in litigation with the insurance company for more money and funds need to be released to begin the interior repairs.  Additional funds were released on 12/XX/2018.  The claim is classified as enhanced endorse and release on 03/XX/2019.  The damage repair amount is estimated at
                                           $18,682.61.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9139007752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 inbound call, borrower returning call advised borrower total amount due $0. advised borrower next payment due  $984.33 11/XX/2018, borrower home not affected by hurricane
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6140723363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower stated they attempted to make a payment through the IVR system; however, they had to go and could not complete the payment on the system. The servicer advised borrower they could make a payment via the servicer's website as well. The comments indicates payment amount dispute, however no actual dispute was lodged by borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5160752650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3750937669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound call to borrower to go over amount due, borrower made a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8627033628 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  Borrower called stating they are having issues with the website. Associate was unable to reset
                    and documented         they password and offered to take payment for borrower. Borrower stated they did not have their banking information and needs to get back to work. Comment dated 06/XX/2018 borrower called for the final modification documents and had questions regarding the interest rate and wanted to know if there was a way to apply for a lower rate. Associate informed borrower of the equity in the property and they could reapply for modification but there is no guarantee.  Borrower is deceased and Executor/XX/20/XX/12/XX/18/2017 as all recovery funds totaling $17,683.86 were released and the final inspection confirmed 95% - 100% completion of the repairs.
                                           The only interior item not completed was the appliances.
7239539960 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in regarding a letter receiving involving foreclosure.
                                           Agent advised that there was not a letter in regards to foreclosure sent out, only a letter confirming Western Union Speedpay information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2906661117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower notified the agent that a payment in the amount of $705.45 was sent via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3368381073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in with a inquiry about escrow shortage and scheduled a payment for
                                           05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2503214380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  customer unable to stay on phone; will make payment online
                                           06/XX/2019 - borrower called with a promise to pay by the end of the week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7458649597 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to check status of hazard loss claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 04/XX/2019.  Claim funds in the amount of $4272.57 were endorse and released to the borrower on 06/XX/2019 due to the claim being classified as non-monitored.
2786326780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to request research to dispute corp advance fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6387552399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1232870294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promised to make payment via web by 06/06.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4440614216 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  the customer called in to advise that she did not want the forbearance plan sent to her
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
9071453092 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1909674986 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9597097994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called about mod and was advised everything that is needed has been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2920562802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower received a collection call and the borrower made a promise to pay on 1/30.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2532654265 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           There was a bankruptcy filed prior to the transfer to this servicer.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9883289945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted servicer to request the 1098 tax statement be send via email and provided an updated email address for account. The borrower also updated their phone numbers on account. No further questions or concerns at this time. Noted 05/XX/2019 the forbearance plan on account has been completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2870778696 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called to inquire if pauyment was current and was a month ahead. Associate informed
                    and documented         borrower 2 payments received in December put the loan a month ahead. Comment dated 10/XX/2018 borrower called to confirm payment was scheduled for today. Associate confirmed payment has been posted. Comment dated
                                           07/XX/2018 borrower called to schedule June payment and stated they would be making the July payment on
                                           07/XX/2018 and stated RFD due to death in family. Comment dated 03/XX/2017 associate informed borrower the trial period and the modification was approved.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4383832775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to provide a payment in the amount of $631.31
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7255909416 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2016.  Spoke with executor of estate Lisa Mason and reason for delinquency is death of principal
                    and documented         borrower.  Read deceased script and advised of total amt due of $1104.58.  She stated that she will fax death cert and exec of estate info by 8/XX/16.  She posted Aug, Sept and Oct payments and provided banking into.
                                           Rep advised of current rate of 6.375 and reference last call of 7/XX/16.  Rep provided self help options and advised of kyo.com and seterus.com/XX/30/XX/16/XX/16/XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3553928648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower stated will make a payment today and another on 10/XX/17 by speed pay.  Borrower also advised expected to make the November payment before grace period ends.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5603447019 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 10/XX/2018.  The borrower called to advise she received the insurance claim check, but she has already paid
                    - Executor/Heir exists for the repair, the call was transferred to the insurance department.  Borrower is deceased and
                    to dispose of          Executor/XX/29/XX/03/XX/07/2018.
                    property; identified
                    and documented
3120354728 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer called to get their 2018 tax amount. I advised the customer that the 1098 has not been issued as yet therefore I am not able to provide the information as yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4710603196 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  BK was terminated 01/XX/17.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5332349451 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated that due to funeral expenses for daughter has had trouble making payments.
                                           Borrower processed a payment but could not continue call as was at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7395029372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regards to lpi letter.  Borrower was advised documents received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1966464877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6620080486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 The borrower called to make a payment $1,201.06.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4015349405 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with Authorized third party, Executor of Estate,  regarding the account details.  Borrower
                    [1] Mortgagor Deceased is deceased and Executor/XX/22/2019 - Comments in file states; Third party authorization received, XXX,
                    - Executor/Heir exists Executor of Estate of XXX, Authorized by the Court for life of loan.
                    to dispose of
                    property; identified
                    and documented
3936871118 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called needed insurance check endorsed.  Gave address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2011 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hazard claim iao $10000.01.  Date of loss 4/XX/17.  3/XX/18 100% inspection received, all funds disbursed, claim closed.
4083317449 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in to make a payment and to inquire about account information.  Borrower is
                    and documented         deceased and Executor/XX/04/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8017252021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Customer stated that he will get a money order to send in for payment, but needs to know the amount.  Servicer advised $471.05.  Customer stated he will express mail it
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6579054939 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment of $1,778.21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5605688997 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  On 1/XX/2017, the borrower called in and processed a SPAY.  Borrower is deceased and
                    and documented         Executor/XX/25/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8950682823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party contact, updated vitals.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5751923679 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Call and spoke with the borrower, advised of the total amount due, the borrower made a payment in the amount of  $700 12. Advise of upcoming change to next months payment. The borrower advised she already made a payment for the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3653635730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called and spoke to borrower and advised borrower of Demand letter and minimum payment due.
                                           Advised borrower need $3434.41 to cancel the Demand and borrower stated will make payment on Friday..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3292848964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to verify payment amount, to inquire about fees charge to account, and inquire mailing address to send tax statement in. The billing statement was discussed with Borrower.
                                           Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3045558920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower  called to make a payment. Borrower stated September payment will be no problem.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5435328702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called in to set payment on 10/XX/2018 in the amount of $1429.62.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7875427390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment in the amount of $1118.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area  03/XX/2018; no evidence of damages.
4732947278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called to get tax/XX/25/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2762360305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to ask about the grace period and see how she can make her monthly payments for free. The agent sent over the rapid registration for her to get started on the web to make payments and was transferred over MP to discuss options about pulling equity out of the home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2800869708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  07/XX/2018 - talked to borrower - verified account demographics - explained escrow shortage and borrowers options to pay. Borrower also discussed recent loan transfer with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1730908370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called for reinstatement quote; RFD is illness of principal borrower.  Servicer advised reinstatement amount if received btwn 01/XX/19 - 02/XX/19 = $11960.90.  Borrower stated will complete wire transfer today
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4501569565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to make sure ACH was still active and was advised it was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4004497099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 6/XX/19 to make a payment but did not want to pay the phone fee.  A
                                           $2570.77 payment was made and the fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6447774519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called in and inquired if their auto pay would change automatically to the payment change and was advised it would be. The borrower was advised on changing auto pay to their credit card.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6696945434 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment to account. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3000094611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower wanted to know if ACH was transferred over advised yes it was
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5734404616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The reason for default was excessive obligation. The customer called to make the November payment. They did not want to set a future payment. They stated they had many bills including helping a child pay for college. They were advised to pay their mortgage first. They stated they had been trying to do that.
                                           They had been looking for a part time job. They updated financials. They want to keep the property. They scheduled a payment for 11/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1344842350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8535056581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called on 5/XX/19 to request the 1098 form to be emailed.   Two payments for
                                           $2576.60 were scheduled for 5/XX/19 and 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6552349543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  On 2/XX/2017, the borrower called in stating they received a letter stating they are behind on the payment and a SPAY was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2562495422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $779.93 by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7293985652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to check on the status of the modification and was advised to send in the final modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3448014007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2109162467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called for Bankruptcy status. Borrower was advised Bankruptcy case was discharged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                           03/XX/2019 Commentary states a Bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8597805171 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  The borrower called to make 2 payments. Borrower also called to report a new clam for the funds held by servicer Hurricane on 11/XX/2016
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 10/XX/2016.  Claim funds in the amount of $7736 were received on
                                           04/XX/2017.  The borrower noted on 07/XX/2017 the work is completed and was advised of the final inspection.
                                           An 85% inspection was noted on 07/XX/2017.  The borrower called in on 05/XX/2018 regarding the remaining funds and was advised still need the final inspection.  Funds remain in restricted escrow as on 03/XX/2019.  The damage repair amount is estimated at $7,736.00.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No damage was reported.
2323778357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and promised to pay $901.24 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3492008906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to go over past due taxes and will email to lereta.  Payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1761361238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2181928214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments show borrower called waiting to know why payment went up, servicer went over escrow shortage. Borrower also inquired about MI auto termination date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7721662145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4228420419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3352549382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in 2 payments for $982.31 for 11/XX/2017 and $983.63 for 12/XX/2017 RFD marital difficulties borrower states going through divorce.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6743106956 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1]                    05/XX/2019.  Borrower called in payment for $499.83 for today and borrower wanted to know why payment went up
                    Damaged/Occupied/FEMA  but states will call back later.
                    Zone - Active          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance claim and    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds held by servicer FORECLOSURE: No evidence of current foreclosure activity.
                    with indication of     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    related contractor bid LITIGATION: There is no evidence of litigation on the file.
                    sufficient to cover    TITLE ISSUES: There is no evidence of title issues.
                    repairs                PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for sewer/XX/22/XX/15/XX/19/XX/19/XX/31/2017.  No disaster damage was reported.
5641613001 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The customer called in to make a payment .  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9006736871 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called in with questions regarding payment post date and to request UPB
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  credit dispute resolved thru servicer transfer
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3813883307 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third party called in to make a payment.  Borrower is deceased and
                    and documented         Executor/XX/23/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5674767392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
5735271817 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
7489952602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower promised to mail a check towards the escrow shortage balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4629991658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for the automatic payment status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7652510309 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower promised to make payments on 01/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2003.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2004 and there is no evidence of reaffirmation.  Discharge date not provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2383531285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding escrow stated wanting to pay off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6749610110 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Commentary states borrower called in for payment confirmation.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there is a dispute regarding the payment amount. Borrower was advised of payment is pending and the process of the escrow removal from the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3236833285 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Legal Description      PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment; the call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  Comments reflect a discrepancy between the legal description in a quit claim deed and security instrument.  It was indicated the issue was minor;
                                           however, it prevented the loan modification from being recorded.  There is no evidence the issue has been resolved.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5205997995 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8862985482 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer scheduled a payment for 6/XX/2019. Reason for default was excessive obligations.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower mentioned dispute and was given fax number to submit written request.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2016.  The proof of claim was filed 06/XX/2015.  A motion for relief was filed 02/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A monitored insurance claim was filed for flood damage with a date of loss of
                                           08/XX/2016 per notes dated 10/XX/2016.  The claim was closed on 07/XX/2018 as all funds totaling $12,765.96 were released the final inspection confirmed 100% completion of the repairs.
7053998421 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about a foreclosure letter. Servicer advised foreclosure has been closed and loan is current.
                                           06/XX/2019 - borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8783619522 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with the borrower, advised their permanent modification documents have been mailed. Asked the customer when will they return the documents, the customer advised they will be returned today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8210575769 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower is self employed waiting  on funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6271771126 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called in payment for $2,449.74 for today.  Borrower is deceased and
                    and documented         Executor/XX/14/2009.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4170678385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and promised to pay $628.21 by 04/XX/2019.
                                           06/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4466762165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower called in to advise of debit card expiration changing. Agent advised that ACH is setup with checking account not with debit card.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1852460966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  07/XX/2017 borrower received final mod documents and discussed payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1171620181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call completed. Borrower processed a payment in the amount $930.68
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4090265414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called  to make a payment for $1,203.00 and advised the RFD is due to owing the IRS.
                                           The borrower advised they would be back on track after the Repayment Plan is complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1568518148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to add authorized third party On 04/XX/2019 the borrower called to pay 1126.77
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2793088365 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  5/XX/2019- /XX/11/XX/07/XX/07/XX/12/XX/20/XX/11/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8053456227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3454156123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower verified demographics and promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8524640822 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borr called on 05/XX/2019 about payment misapplication.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borr payment for may as misapplied towards escrow and the servicer corrected it.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5168825297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called  in about insurance letter received advised to disregard.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9175569196 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called regarding payment on account. Agent assisted accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2724349688 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound call regarding billing statement and escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2469815440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6072804905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding the shortage on the account and stated will pay the shortage.
                                           Welcome call completed, provided status of account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4599303651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to make payment iao $1585.22
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3791116736 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  spoke to the customer who decline assistance but stated that there is a lien on the property , provided a payment in the amount of $1208.-
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7031125168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019, the borrower agreed to post date payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4619876098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 08/XX/2017 Borrower called and made a payment. Borrower was advised will send a pay history for all transactions on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4935234875 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Spoke with borrower, borrower made a payment iao $2576.43 scheduled for 6/XX/2019  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5747777287 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  The borrower called to inquire about 1098 tax form.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2895050869 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1690344241 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2017.  On 02/XX/2017 Borrower called to request verbal payoff quote. Borrower was advised do not have
                    and documented         access of payoff information at the moment but can request it. Borrower agreed.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4767587742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9599531057 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2017.  On 10/XX/2017, the borrower called wanting to be reviewed for a forbearance.  There was no other
                    from mortgagor         contact with the borrower after this time and it is unknown if a forbearance was completed.  The hazard check was received 10/XX/26/XX/26/2019 Credit dispute received and resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3492490813 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, borrower called to cancel previous scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8207413206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           ---.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8724470855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for assistance with the online account. Borrower is having trouble with
                                           it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8587296026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower scheduled payments for January and February and provided a reason for default as excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6003803634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called advised we have no mod docs on file advised to send in docs to see if loan could be modified. Sale sate has been set for 12/XX/2016
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8538053058 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5881204481 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower made a promise to pay $969.76 by 3/XX/19.  Borrower is deceased and Executor/XX/12/2017 and documented
8223726931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 05/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 TT cust regarding proof of insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5544006111 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018, an authorized third party called in reference to claim check. Borrower was advised of the process on how to proceed with the claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2017.  01/XX/2019 Commentary shows Bankruptcy activity.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4240501476 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called to discuss payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1684005165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and discussed the loan information and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3824485931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower states that she made a payment via bill pay and it should have been received today in the amount of $1140. She also states that she has not received her final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9882706664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to check to see if taxes were paid.  The servicer advised the check was sent on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6340196487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5906448531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower made a payment and wanted to know if we reported late for August. The representative advised we did not report late for August. The borrower will make October payment within grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 3/XX/16. No damages were reported.
1286232553 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2017.  Executor requested proof payment of 2011 taxes.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2660334223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Per commentary dated for 04/XX/2017,  contact made with customer to inquire about payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3555705538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 3/XX/2018, the borrower called in to verify if they put in the correct account number on the payment that was made that day.  The servicer verified the amount that was owed because of late fees and the recoverable corporate advance balance fees on the loan.  The borrower was told that they were late a few times in 2015, 2016 and 2017. The borrower wanted to dispute the recoverable corporate advance fees and was given the fax and email for correspondence.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5883974095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding a misapplied payment and the servicer requested the funds be moved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3141517355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Payment scheduled for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5217161761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to borrower and advised that Servicer do not take payments with credit cards and insurance is annually for $2283.00 and she wanted to know the name of the Insurance Company. Call was transferred to
                                           Insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6121510177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 borrower called for assistance with online registration.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1526963849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $1597.10
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6652056367 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted servicer to make a payment on account and stated the RFD was due to excessive obligations due to an increase in escrow. The servicer advised borrower to make their payment online to avoid payment fees and assisted borrower with online set-up and registration.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6710856187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower was contacted by the servicer regarding their payment, but the borrower was unable to discuss the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2377795699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with borrower, borrower stated was trying to make a payment online but was unable to.
                                           Borrower made a payment iao $2420.68 on 12/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9535003418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled two payments for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2331914173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 12/XX/2017, the servicer called the borrower and the borrower set up the next couple payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8597185538 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called regarding escrow overage check, confirmed it went out to him 6/XX/19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower contacted Lender about NSF fees related to a payment he had called to request not be made.
                                           Lender researched and confirmed event.    Lender indicated research request resolved 6/XX/19.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1832657177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to check on payment status and Borrower hung up due to another call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1551882777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Called borrower to discuss the payment due on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7689673917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with authorized third party; spouse, who scheduled payment. Comment dated 09/XX/2018 borrower called to inform payment was made  today through the IVR system and stated they will make another the September payment on 09/XX/2018 and the RFD was due to change of jobs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6207915367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018 Borrower does not want or need the disaster forbearance plan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 05/XX/2018; no damages noted.
9233364180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call borrower inquiring if last payment was received $2400, advised borrower of payment changed, advised borrower of total amount due $436.18, borrower scheduled payment $436.18
                                           02/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3754797155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7731454097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3549304560 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called to make payment on account,  Borrower is deceased and
                    and documented         Executor/XX/02/XX/16/XX/15/XX/22/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Written Dispute -  TITLE ISSUES: There is no evidence of title issues.
                    Servicer responded     PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current within 60 days and no  occupancy status is non-owner occupied.
                    further communication  ADDITIONAL INFORMATION: NA
                    from mortgagor
6805764658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and went over welcome call information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2362230019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to go over payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6938666791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7514557956 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/15/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
2229404268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in payment for $1,328.78 for 1/XX/12019 and states will send mod docs on
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was dismissed on 03/XX/2017.  A motion for relief was filed 04/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property was located in the disaster area of
                                           Hurricane XXX, no property damage was reported.
9409339642 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called to make payment- payment made in the amount of $496.99
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: 06/XX/2017 Borrower indicate RFD- problems with tenant paying on time.
8919601963 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2]                    06/XX/2019.  The borrower was advised was approved for self repairs and provided the process of the ongoing
                    Damaged/Occupied/FEMA  claim.
                    Zone - Active          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance claim but    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    unclear who holds      reason for default with the information provided.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 05/XX/2019. An Exception was approved to allow the homeowners to complete self repairs. The borrower was advised of process and documents needed in order to release funds.
                                           The claim is classified as express monitored and there is no evidence of funds being received. The adjuster's reported noted the actual claim value of $27466.96.  The damage repair amount is estimated at $27,466.96.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a  FEMA disaster area due to hurricane XXX due 9/XX/17.  No damage reported
4541750154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in requesting the 1098 statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8982934943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called for status of the modification stating they have been sending payments and receiving calls and notices. Associate informed borrower if final modification documents are not received loan is at risk of foreclosure and borrower stated they would send back by 12/XX/2018. Associate advised borrower on 07/XX/2018 they were on a repayment plan that broke due to returned payment. Associate made contact with borrower on 05/XX/2018 where borrower expressed their concern about the April payment already being made and
                                           RFD was cited as being other. Associate informed borrower the April payment completed the March payment and the February payment was returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2415647511 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spouse called in for information and hung up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3640299559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5973363489 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Legal Description      PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  A legal description error on the deed of trust was noted on 01/XX/2016.  The legal description error was to be corrected by the claim for declaratory relief in the complaint at judgment.  The foreclosure was closed out with a modification and the title issue was closed on 09/XX/2016 without resolution.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7513749645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Per commentary dated for 10/XX/2018, contact made with customer to discuss payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4592702721 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The authorized third  party called to make last payment on payment arrangement. Payment plan was broken which caused system to generate mod would likely be the last mod on the account. Borrower made payment provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4546334502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower requested refund of double payment and was referred to management.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was located in FEMA disaster area 05/XX/2018; no evidence of damages.
7353473778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.  Illness of the borrower and curtailment of income are noted
                                           as the reasons for default (broken collar bone and borrower out of work for 6 weeks); hardship not resolved.
                                           Forbearance plan discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX as noted on
                                           9/XX/2017..  No damage reported.
2997925798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called because had wire instructions that did not match the branch wire instructions-
                                           provided wire instructions and wire confirmation given.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1168452173 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to make a payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9145907033 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    02/XX/2019.  Borrower called regarding insurance claim check.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the
                    [2] Loan is in         information provided.
                    Bankruptcy             FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 01/XX/2019 regarding a claim check to have endorsed.  Damage was noted to the roof on 02/XX/2019 from wind damage that occurred on 03/XX/2018.  The claim was classified as non-monitored on 03/XX/2019 and is pending the claim funds.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1345022668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower attorney called in looking for mod documents advised they have been signed and will be sent out loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  It appears the bankruptcy is still active however no details.  The most recent collection comments mention new bankruptcy filing as of 3/XX/19.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
8695351030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower daughter called in with borrower online and made payment for $600 for 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5660100099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in advised amount due advised the borrower repayment plan has been approved plan sent out to allow 5-7 business days to arrive also processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2316568237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6681613055 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  The borrower spoke to the servicer about a payoff letter.  They stated their child handles the
                    and documented         finances and will call back to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1635341715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Outbound call to authorized third party. Third party advised that the payment was made today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1081791058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called about insurance payment and was referred to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7085812102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment but will make it online instead.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Limited information available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8927429220 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Talked to authorized third party, Executor of Estate, who called for endorsing information.
                    and documented         Hazard Loss check.  Borrower is deceased and Executor/XX/18/XX/5/2018, no mention of damage
9155619207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9799972106 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5421128805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called asked for transaction history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9692210109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3377514199 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called in to verify that the insurance information was transferred.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 06/XX/2018 stating
                    [1] Written Dispute -  property was awarded to ex-spouse.   The account was updated and a response was sent to the borrower.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 10/XX/2017 due to Hurricane XXX.  The borrower stated will need to come up with $1500 when the roof is replaced and already filed a claim.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6375944861 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called advised wants to add his wife on the account and wants the 10987 statements from 2016 - 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8803247633 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized their spouse on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9317756286 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower called in with question concerning the increase of monthly payment borrower also had indication covered by  questions about escrow. Agent advised they did not have escrow from Seterus yet.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and was leaking and to the fence.  The borrower stated paid $1600 for repairs and no claim was filed.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $1,600.00.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9070952437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The customer called to check on the reinstatement. Customer stated they would wire the reinstatement on 2/XX/2018. they were informed the reinstatement quote was mailed and would take 5 to 7 business days to get.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6059144940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/209 Borr called to make a payment iao $1796.80.

                                           Borrower called in with questions/XX/27/18 iao $24322.89
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7790029399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower  called in to get status of account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6967007694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Payment inquiry in which the borrower wanted to know where the money that was sent in and went.
                                           Discussed payment and how it was applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2007.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7135871680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last spoke to borrower when they called inbound to discuss the loan and updated information for borrower 4/XX/2019 and promised to pay On 11/XX/2018, borrower called and advised next payment due 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6086269977 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2095567308 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3296196627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called on 5/XX/19  to confirm the payments were scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  No bankruptcy details were verified.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2872650339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1637553577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called advised will mail permanent mod docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1848759728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Illness of principal borrower. Advised the borrower of the total amount due and updated the financials on file. Borrower stated that the hardship was resolved. Borrower stated at the doctors and could not continue the call. Processed a payment in the amount of $1,29936 for 8/XX/17. Talked to borrower about a payment plan but the borrower had a negative surplus of funds after updating the financials. Advised the borrower of a modification and borrower stated would look into the modification. Advised the borrower of the documents that would be needed and the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4760183363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Servicer advised borrower of total amount due.  Borrower stated RFD is illness of mortgagor; will make a payment on 10/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1664588993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower stated RFD is business failure.  Servicer advised of total amount due $5254.64, next payment due iao $2157.01.  Borrower made promise to pay $5254.64 by 7/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5193832142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower advised payment was made yesterday for $1054.00.  The representative advised that it should clear today since it was set up after 4:00 p.m.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7011897179 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower wanted to know why $3,000.00 was added to payoff, and agent advised it is the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9383959988 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Servicer completed welcome call and updated account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: XXX Hurricane XXX (DR-XXX) 9/XX/17 with no damage reported.
6916993728 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer spoke to the customer and advised that the modification documents are there, but the account has not been updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3937037076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4881059552 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower inquiry as to why he cannot view payment history online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Bankruptcy is mentioned in the collection comments however there are no details concerning the bankruptcy status
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to hurricane XXX. No damage reported to property.
4740767835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5384541419 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  On 11/XX/2018 Borrower called to inquire about the increase in principal balance. Borrower was
                    insurance sufficient   advised on modified payments and the statements now include the regular and secondary principal balances.
                    to cover repair        Borrower was also advised will need to send in a written statement if would like to dispute. The last contact with the borrower was on 06/XX/2019. The borrower advised she faxed over research requests regarding a missing
                    [1] Written Dispute -  payment.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days further communication  and no further communication from mortgagor.  The borrower was disputing the unpaid principal balance and the
                    from mortgagor         deferred balance resulting from the modification in 2014.  The written dispute was received on 12/XX/2018 and a response was sent on 01/XX/2019. The last contact with the borrower was on 06/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower reported roof damage on 11/XX/2018. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1094525049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to confirm last payment made and next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5408102620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to go over the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6194039039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to see if she could pay over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2406001205 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and inquired on the auto pay in regards to the servicing transfer. The borrower will leave the auto pay and was advised there may be a delay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4747576785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule a payment for 4/XX/19.  Workout options were presented and denied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4139384483 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2017.  The borrower was advised of total amount due and stated they would call back on 6/XX/Heir exists
                    - Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3655682351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5577699125 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower was contacted to collect on a payment and stated was making the payment by 3/11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6507753952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  An authorized third party inquired about payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4185801768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and stated that his RFD was due to excessive obligations.
                                           The know your options stie as counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9350869883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8038377983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to schedule payment. Comment dated 08/XX/2018 borrower called regarding letters they received citing the loan is behind and wanted to know what happened with the payment. Associate informed borrower payment was returned due to invalid account number. Borrower stated they made payment online as always and stated they do not want any negative mark on their account. Associate informed borrower they do not have credit reporting and they are unable to waive any late fees and when associate asked borrower to verify the last 4 of the checking information borrower stated the account was not saved and again requested for the late charge to be waived and sent email to supervisor for review. Borrower scheduled their payment on the IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4757986483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called about transition to new servicer confirmed address to mail payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5998784039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower stated that they wanted to know about the new pmi statement being sent to them to show the amount they paid for 2017 plan year. the borrower stated that they spoke with their tax people and as of 02/XX/18 that it was supposed to be on the 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4673884532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in and advised that account is current and now due for the following month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4104605817 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Inbound call regarding loss draft check endorsement.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  Relief granted when plan confirmed 12/XX/2015.  The commentary dated 03/XX/2019 reflects the bankruptcy remains active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The damage was noted as minimal and wasn't enough to warrant a claim. The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1219855159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower unable to make payment online- paid payment of $1600.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9407327452 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to confirm check posted. Representative confirmed payment was received. Borrower stated no longer represented by an attorney. Borrower was provided with fax number and email to have legal coding removed. Borrower also stated BK was discharged. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4138587510 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5172666815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm payment posted. Servicer advised payment was received 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3773566966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3390570973 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party (spouse) called on 05/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The comments on 06/XX/2019 indicated an active bankruptcy. The details of the bankruptcy were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3428909023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019  Borr called to make sure payment had been received.

                                           Borrower called to make payments to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5880051626 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about why the loan is reported to the credit bureau even though they were discharged in bankruptcy back in 2006. A research requested was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Comments indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1512636520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower states the reason for default was due to having to buy an air conditioner and the expense came out of pocket. Borrower scheduled a payment in the amount of $1053.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to Hurricane noted on 8/XX/17. No damages were reported.
8006176807 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Discussed with borrower escrow shortage letter, borrower wanted to now if can pay the shortage, advised that new analysis will be completed in April. Borrower will wait until new analysis hoping the payment will not go up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4056148227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Spoke with borrower, borrower sent the final modification documents
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7982007985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9679794940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower mailed two cashiers checks and will check to see if they have cleared
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1495334883 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower called to see why his payment didn't process borrower made a payment on 4/XX/19 but account showed a block on our end reprocessing payment to bring account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 08/XX/2016.  Notice of final cure was entered on 12/XX/2018. It also appears borrower filed a bankruptcy Chapter 13 7/XX/06 case #XX-XXXX.  The collection comment mention a new bankruptcy filing dated 3/XX/19 no details provided concerning the new filing.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8335590453 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was advised of the total amount due and the borrower has a payment coming out on
                                           6/XX/18.  They were unemployed for 5 months and are back at work for less money.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3926449842 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Went over account information with customer. Discussed short sale and DIL. Intention is to retain property.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the late fee assessment for the payment which posted on 02/XX/2017 for $825.85.
                                           The caller stated that the tracking number verified that the payment arrived on the 16th.  The servicer replied that the account did not show a late fee and advised of online payment option.  On 04/XX/2017, the representative confirmed that the late fee had been assess for $24.69 was waived.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5204460373 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Agent advised borrower that most current payment for 5/1 is being returned today and that payment from earlier this month was also returned.  Borrower stated will call back with correct banking information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6277712710 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Called borrower advised of total amount due $1,539.47
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2231692338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment to account and went over recent loan transfer with agent. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1204283962 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to confirm loan terms and to make a payment. The borrower was advised that boarding was not complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
6195117028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to make payment iao $2891.81
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8644122162 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  Borrower called to make 2 payments for November and December 2018.  Property is owner occupied.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] MI Not Being Paid  FORECLOSURE: No evidence of current foreclosure activity.
                    As Required            BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [2] Property is        TITLE ISSUES: There is no evidence of title issues.
                    located in a FEMA      PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the
                    disaster area.         information provided.  the borrower stated the property was damaged during the hurricane.  Damages occurred to
                                           the fence, water in the house, and possible damage to the back wall and windows.   There was lender placed
                                           insurance in effect and the time.  The borrower was provide the number to file a claim; however there is no evidence that a claim was filed, and no further documentation regarding damages or repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane  noted on 9/XX/2017.
                                           Collection comment dated 09/XX/2017 reflects that the borrower stated the property was damaged during the hurricane.  Damages occurred to the fence, water in the house, and possible damage to the back wall and
                                           windows.   There was lender placed insurance in effect and the time.  The borrower was provide the number to file a claim; however there is no evidence that a claim was filed, and no further documentation regarding damages or repairs.XXX
8851029139 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower requested 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8059428731 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  The borrower's attorney called in and stated that they were calling about a quit claim deed that
                    and documented         was done and were calling about how to get the person that was responsible for the property to talk to the servicer, and the servicer provided their fax number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2575042813 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  Borrower called in states received recast agreement but unable to get ex-husband to signed and
                    Servicer responded     states he signed a quick claim deed.  Rep advised borrower to sign her party and send copy of quick claim within 60 days and no  deed.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the bankruptcy reporting on
                                           02/XX/2018.  A correction was made and the dispute was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 09/XX/2015.  Claim funds in the amount of $9900.10 were released to the borrower on 04/XX/2016 and the claim was closed on 04/XX/2016 due to the claim being less than $10000.
4267985513 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower inquired as to why MOD denied- advised docs not returned
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1832560879 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed.  The borrower made a payment on-line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9123594959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called and advised will make a payment by the 15th as they have renters and cannot make a payment any sooner.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6465711631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower will make a payment once spouse's check arrives.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9241927548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to change automatic payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9344331008 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower advised of deceased co-borrower and scheduled a payment for 06/XX/2019.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9343370683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019- Borrower spoke with agent discussed last payments posted on 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8463250166 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Agent reviewed transaction history; sent paperless billing information; sent self service/XX/12/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7604715782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in because she received a letter regarding credit bureau reporting and wanted to know if there was anything she needed to do.  Advised borrower there is nothing for her to do.  Borrower sent final documents back Monday 11/5.  Advised borrower once we do get those final documents the modification will be executed and loan will be brought current.  Borrower states her daughter will be taking care of the payment.  Advised borrower that the payment is due on the 1st with a 15 day grace period.  Borrower states her daughter is registered on seterus.com.  Discussed ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9523536028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower returned servicer's call; servicer completed the Welcome call with borrower. The borrower inquired about the recent late fees on account; servicer advised the fees were applied with prior servicer. The borrower provided an email address and accepted the ACH documents via email. No further questions or concerns at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7232015135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 welcome call completed, payment made for $712.47, borrower states casualty loss, KYOCC provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6768077949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and made a payment in the amount of $1059.94. I also went over the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4913497003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9528797780 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to discuss the escrow shortage on the account and made a payment towards
                                           it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4618991474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called verified demographics, RFD curtailment of income. The Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4104001179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in with questions regarding escrow shortage. Agent answered all questions asked as well as notated borrower ptp iao $2044.63 by 4-5-19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1415454827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and confirmed the fees on their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2685346097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was contacted to collect on a payment and borrower made a payment promise for 12/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3127552053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  General account inquiry- payment amount provided in the amount of $416.42
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7060959037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  called borrower payment recieved outside of month. borrower made payment $1,692.79.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4106497937 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   05/XX/2019.  Borrower called to report the monthly payment had been debited from her bank account twice.
                    Servicer responded and Agent conferenced in the bank who confirmed.  Agent stated it will take about 72 hours to return the second
                    appears issue is       payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states payment was taken out of her account twice.  Agent confirmed with bank and requested a refund.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 6/XX/2016 The borrower told the inspector no additional work would be done on the property.  There is no evidence a 100% completion inspection was completed and no evidence a final draw was released.
2614000824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9792796252 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower made a payment to account. Agent took payment and provided borrower with confirmation
                    from mortgagor         number for transaction.  The servicer went over welcome call information and advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower appears to have sent a dispute requesting terms of modification.  The servicer advised of turn around time for response.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8184345017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower requested to make a payment, unable to take payment due to NSF on 06/XX/2018. Gave western union options and self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8775282633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called about ach cancellation advised the borrower to cancel completely to go online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3599089073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  On 9/XX/2016, borrower called to see if we received a check he sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4523104756 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 12/XX/2018.  12/XX/2018 - talked to borrower - advised of next payment due - borrower forgot to make Novembers
                    - Executor/Heir exists payment as borrower usually pays 3 months ahead  Borrower is deceased and Executor/Heir exists to dispose of
                    to dispose of          property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2339347444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called helped reset password and adjust auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2504439424 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called, completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1114774274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Spoke to the borrower who stated the reason for default was due to the death of a family member and was resolved. The borrower was advised of the account status. The borrower scheduled payments for
                                           08/XX/2018 and 09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7773570917 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7804805658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9832407207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  10/XX/2017 inbound call borrower inquiring about status of account, advise foreclosure with sale date 11/02, borrower has been making payment toward trial mod, advise next step
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1394400769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018 Borrower called to make a payment. The borrower was advised of next payment due
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1985959645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower inquired on why there were double payments for the last 3 months and advised the borrower of the amount set for automated payments. Borrower stated that they would go online and change the automated payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.  A motion for relief was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3842161899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The servicer spoke to the borrower about the account status and the borrower declined to make a payment at that time.  They will make a payment through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2621350837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower via Third party wanted to get clarification of Escrow as to why payment increased and was advised of escrow analysis CSR.  CSR informed the borrower that the escrow analysis has not been completed as yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6896451661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 to schedule the April payment for $611.91.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9336257445 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in gave verbal authorization to speak with Linda Griffin regarding  payment information and wanted to know what fees where for.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3625543493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5707405849 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower promised to pay $896.90 by 07/XX/2019 via Web.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7410746366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed with borrower updated information. Borrower promised to pay by 03/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9776077515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower's spouse called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9163031342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower was contacted to collect on a payment and requested a call back at 2:30pm to speak to spouse about why payments were not made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7515614016 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  Customer called because received a statement stating that $2000 was owed. Advised payment and
                    and documented         statement crossed in the mail.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7723645832 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to authorized 3rd party regarding the loan and appears a trial mod was attempted but then appears not approved  An inbound call received from the authorized to process payment and counseled on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3672054938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to to see how to change the ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2612686671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and discussed the amount needed to bring the loan current and stated that the loan would be brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2576600629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in about escrow shortage and scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7752096155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired about forced place insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8555359562 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 09/XX/2018.  The borrower was advised of payment reversal due to insufficient funds.  Borrower is deceased and
                    - Executor/Heir exists Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    and documented         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7094480805 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called regarding claim check. Servicer advised would have to send in claim packet. Claim closed 09/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2506532977 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called for transfer information and available payment options.  The Welcome Call was
                    from mortgagor         completed and borrower information was updated.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting.  Servicer updated applicable fields on 5/XX/218
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5228775391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1521576467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire why the statement amount didn't match the website
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7798857805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Spoke with the authorized third party who wanted to know the current principle balance, how much the payments are and if there is any thirty days late. Provided information the the third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1433007514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $984.87 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1824866738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1542220725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9050112742 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  06/XX/2019 TT cust, welcome call completed, states not receiving billing statement, verified
                    - Executor/Heir exists mailing address.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    to dispose of          documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2850321348 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower was assisted with a password reset and requested a copy of the old escrow analysis statement.  A payment for $981.17 was promised to be made by 05/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower advised answer to payment dispute was mailed out
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3438380639 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower authorized a payment in the amount of $998.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3581312015 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    01/XX/2018.  Authorized third party called about the Goodbye letter from the prior servicer.
                    requested within the   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    last 60 days           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4901695576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to see if payment made through IVR is set up RFD had to pay over $10,000 in medical expenses  for daughter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3034337635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Customer called because monthly RPP payment did not come out.  Servicer advised it was not set
                                           up. Borrower processed 2 payments for 5/XX/18 iao $2158.33 & 6/XX/18 iao $2121.56
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7161789203 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  04/XX/2019 borrower called to discuss account, KYOCC provided.  Borrower is deceased and
                    and documented         Executor/XX/22/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3867733392 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower called in to request speedpay on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed account delinquency and stated that payments were scheduled for the account.
                                           Borrower was advised to send proof of payments made so the issue could be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5450704887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called tried to pay online, advised in trial modification plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2803345560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in payment for $909.72 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7190946028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower stated send a wire transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9104029538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6498239799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment on the account. The last contact with the borrower was on 05/XX/2019. The borrower called in to see why he can't pay to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1280401233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in with questions regarding escrow, and PoE information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8384851507 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  the customer was contacted and given the total amount due and promise a payment via on line at the servicer"s website, options offered to the customer and the customer requested to not call within the grace timeline.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7008128185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6982769533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to verify there were no late fees for April and March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6314570840 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make three payments on the account for full reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7184860532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019, borrower called about transfer and inquired payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2959280042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower discussed their corporate advance fee and their 1099.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1498883856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about statement.  Agent provided the break down went over all the fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2011.  Cramdown completed 10/XX/2014
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9967620179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1085105741 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The co-borrower called and made a payment in the amount of  $1532.50.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6460819897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4920332879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called regarding amount of escrow surplus, He was upset as he was told the overage and refund would be $1802. Borr asked to speak to a supervisor.  Call was transferred to a supervisor in the insurance dept.

                                           Borrower called in to make a payment of $2540.73
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2761279907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.  Scheduled payment for 3/XX/19 iao $1959.06
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9601715713 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called for 1099/XX/09/2019 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4889023552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made payment and advised she typically schedules three months payments at a time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9603892678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower inquired about modification status, the borrower stated that they will have mod docs notarized the next day and send in the docs as soon as possible.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4971658376 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6758282742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5261770620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Call and spoke with the customer, advised of the total amount due, the customer said they do not know what we are talking about, when asked I provided the property address and ask if they have a property there the customer disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9051912108 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  Borrower made a phone payment and requested modification assistance  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7647836756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called to verify reinstatement funds were received. Servicer advised payment posted
                                           03/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6210337582 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in to inquire how to make a payment online  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9252254027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound call to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5219458466 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The last contact with the borrower was on 11/XX/2018. The borrower wanted to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9082148280 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Borrower called in to get assistance on printing off tax documents.  Borrower is deceased and
                    and documented         Executor/XX/20/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1606479754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.  Excessive obligations noted as the reason for default as the borrower had a family emergency and had to go out of town; hardship not resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9726295243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to process April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1286178022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower asked if servicer would consider partial release of acreage on property. Servicer advised would not be able to release any part until 12 months with no late payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.  Case terminated on 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5394723791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2478114746 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called to make a payment for $1,806.21.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5175461606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8830678785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for general account info; servicer provided new customer welcome
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  A non-monitored insurance claim was filed for flood damage sustained on
                                           08/XX/2017 per notes dated 09/XX/2017.  The claim was closed on 04/XX/2018 as all recovery funds totaling
                                           $10,000.00 were released on 10/XX/2017.
6389461604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called because she is locked out of online account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1294608339 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/21/2008 and there is no evidence of reaffirmation.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4860147125 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  the customer called to confirm receipt of the payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6119521535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
7830334235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule payments in the amount of $641.57 by 6/XX/19 and $451.57 by 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4139417948 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3243899548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8702464831 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower received a collection call and was advised of total amount due, the borrower made a
                    from mortgagor         promise to pay on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the account status.  The account was updated and a payment history was provided.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
2303069981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9287196282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9957543448 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in payment for $782.52 for 2/XX/2019 RFD other borrower states was not aware payment was returned until last night.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1947500545 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/2019 borrower called escrow inquiry, scheduled a payment $945.93 by mail by the 12th,
                    and documented         provided TAD, set up ACH KYOCC provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2649120963 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding claim check endorsement. Borrower was transferred to insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1735375447 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to check status of modification.  Servicer advised updated mod offer came in after the 1st one was mailed.  Servicer advised final mod docs will be generated in early August
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3015290571 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/12/2007.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2467412375 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  The borrower called in and made a payment on their account.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated
                    [1] Written Dispute -  account history and issue appears to be resolved.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 05/XX/2015 due to a natural disaster.  The borrower noted the roof is leaking and has been working with the insurance company to repair the damages but is taking a long time.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No disaster damage was reported.
6394689472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called about failed modification and was advised that the check that was sent for trial payment was for 1700 instead of 1717, the check was written incorrectly.  Borrower was advised can apply for another modification but no guarantee of approval due to loan has had 3 modification offers. Borrower was advised can write a letter explaining what happened and would still need to pay the $700 difference.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4049336695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2395946599 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  the customer was contacted and stated that the reason for past due was business failure and provided payment of $2333.55
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7896921208 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to request payoff and declined to schedule future payments. Comment dated
                                           05/XX/2017 call received from ex spouse who inquired about the default letter they received and wanted to know if the amount on the letter is the amount that needs to be paid and scheduled payment for that amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7581959640 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8700836335 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         04/XX/2019.  04/XX/2019 TT Cust, general account information, discussed escrow and paid shortage over the
                    Bankruptcy             phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8176990816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to get insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1412211825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call 3rd party wanted to change payment date from 06/XX/2019, scheduled payments scheduled for 06/XX/2019, 07/XX/2019 and  08/XX/2019

                                           Authorized third party called in and made a payment in amount of $583.81 and additional principal payment in amount of $30.00 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5360847759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3521649178 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  The borrower inquired about late fee and was asvised August payment was late and not paid until
                    and documented         September.  Borrower is deceased and Executor/XX/08/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2414718669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm the service transfer. The borrower was advised on the website and online payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2832076009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated 05/XX/2019, borrower called in to inquire about refinancing and application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4985160310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment and advised that she would make March payment before end of the month. Borrower declined mod due to 40 year term
                                           06/XX/2019 - borrower called to make payments for April and May
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7028409415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last noted contact with borrower when they called inbound to discuss the loan and asked for payment schedule and NSF.  02/XX/2019 Borrower called and stated sent January payment already. Borrower was advised payment was received. Borrower stated reason for default excessive obligation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1968595558 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to pay $775.95 by 06/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7006756361 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in to schedule the final modification trial payment and was advised to sign the final modification documents and to send them back in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1411661528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower inquired about billing statement and rejected modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1068108701 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and was advised the loan was transferred and processed a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9905766831 3        [3] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    No indication servicer PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    ever responded and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    appears issue still    03/XX/2019.  Borrower called to see what is due to bring account current; disputes ever being late; made
                    active                 promise to pay $1739.46 by 3/XX/19  Borrower is deceased and Executor/XX/13/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No indication
                    [1] Mortgagor Deceased servicer ever responded and appears issue still active.  Credit Reporting.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8307506804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower had set up ACH payments and wanted to see if the dates/amounts could be adjusted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6282020162 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in regards to letter received. Loan current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3472493145 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  08/XX/2018.  The borrower called in to report storm damage on 08/XX/2018.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    [3] MI Not Being Paid  FORECLOSURE: No evidence of current foreclosure activity.
                    As Required            BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported storm damage on 08/XX/2018.  Damage was noted to the home and the garage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to hurricane XXX 9/XX/17.  Damage was reported to property however there is no evidence found in the collection comments to indicate the property was repaired.
6870360202 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  Borrower called in to discuss the existing claim.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 06/XX/2017.  Claim funds in the amount of $24596.62 were received on 12/XX/2018.  Funds were released on 12/XX/2018 and the claim is pending the 90% inspection to close.  The contractors bid was noted on 03/XX/2019 in the amount of $28960.25. Final draft sent but unable to determine the status of the repairs.  The damage repair amount is estimated at $28,960.25.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3051311962 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called regarding payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9949179934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer upset of required information in order to verify account; demographics verified
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7820827478 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Outbound call made to borrower.  Borrower stated that his wife is making the payment on Monday
                                           5/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5970500811 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019, borrower called in to set up a promised to pay $510.57 by
                                           06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4475599615 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-  Borrower spoke with agent discussed account status and Insurance policy cancel request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1885061898 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to see if he can make payment with the prior servicer who then advised him to contact the new servicer. The prior servicer also educated the customer on the goodbye letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8280290363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower advised that they wanted to reinstate the loan but is not able to make payment over the phone or online.  Servicer advised only able to reinstate the loan via wire transfer or cashier's check/money order.  Servicer confirmed reinstatement amount of $18227.07
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1742250825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to request removal of PMI.  Servicer advised not eligible; would have to pay loan down to $122400.00 to bring LTV down to 80%.  Borrower made promise to pay $1118.71 by 4/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9453783660 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called to update the banking information and to change the payment date from
                                           5/XX/2017 to 5/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
2990613543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3068493886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called advising that the social security number  listed on file her is for her husband and not her. Updated the social security number on file and advised the borrower that she must provide proof by sending a copy of her social security card or w9 .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6299305498 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower made a promise to pay in the amount of $1644.18.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated would like to dispute credit reporting and was advised to pull credit and submit request in writing.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2956493682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was contacted and advised would make payment on Monday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2364617884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6473245616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower stated that she receives disability every 3rd Wednesday of the month.  Servicer advised borrower to call back to update financials.  Borrower promised to pay $1300.00 on 10/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6023875931 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  06/XX/2019 borrower called in regarding payment increase, advised due to escrow increase, payment indication covered by  scheduled for 07/XX/2019 $604.26, KYOCC provided.  Borrower is deceased and
                    insurance              Executor/XX/16/XX/16/XX/20/XX/04/XX/08/2017 indicated the property was located in a FEMA Disaster Area due to
                                           Hurricane XXX.
                    [3] MI Not Being Paid
                    As Required

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
8912066134 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower and the 2nd priority creditor Kathy from Moore Reese Law Firm called to request a
                    from mortgagor         payoff. The servicer conducted a welcome and offered to be transfer to a lead and borrower declined.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer received a credit dispute request but it was not clear what was being disputed. The dispute was closed due to insufficient information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8374867948 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7628776353 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower contact regarding a loss draft claims check she sent to prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9682920988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to make payment iao $1092.630 dated for 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8210805353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7110700810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/2017 - talked to authorized 3rd party - verified account demographics - checking status of modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5456007862 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Customer advised of grace period and payment expectations. Customer called to make a payment because website would not let them. They were informed if the payment comes back for bad banking information, a stop would be placed on the account again. They were advised the stop was removed and a payment was scheduled for 11/XX/2018. The customer did not want to set up any other future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8735164749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to inquire about their 1098 tax form for 2017. A request was submitted to resend document to the Borrower. The borrower also mentioned they filed for Bankruptcy. On 04/XX/2019 the borrower called to discuss late fees. ON 04/XX/2019 the borrower called with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  MFR not warranted. Relief from stay effective 05/XX/16.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in FEMA disaster area, however, 01/XX/18, the customer confirmed no home damages.
9249384651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5142541463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled payment for 03/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7041106132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Reason for default was excessive obligation. The customer called to inform that they would make their payment on September 27th. No changes in financials. They declined to post date future payments. The customer would pay via the internet on 9/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1296876189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  11/XX/2016 spoke with atty rep for bankruptcy, who stated bankruptcy was closed, borrower reaffirmed loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  no other information found in comments
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7616787304 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/2018 - talked to borrower - checking on how modification is working for borrower -- all is well
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7861348529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was advised of wire transfer info and stated they wanted to set up ACH payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5333870063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated had mailed a payment on time however this does not show in the system. The borrower asked if 2 payments were mailed could a late fee be removed. The agent advised 1 time in a 12 month period, yes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  Comments show borrower was in bankruptcy which has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9941541782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in requesting a copy of 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1594433705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and the servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Filing date, case number, and discharge date are unknown and occurred prior to the review period.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7416410386 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  Borrower called in to check if their ach was setup correct. Servicer advised it should pull from
                    and documented         prior servicer but recommended they go online and setup on their own.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1689739996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  On 01/XX/2017 Borrower was called in reference to payment due. Spoke with authorized third party who stated Borrower was not in. Third party was advised would attempt to call back again at another time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7171580186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to verify and correct mailing address.  Borrower was advised statement showing 2 payments due because it was generated before payment posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2444696777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and requested a new escrow analysis to run without a cushion.  The agent ordered
                                           it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4460071308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5525516286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  borrower called in to get payment option information and discussed the grace period as well as stated that they would return requested documents on 6/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2185362274 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         05/XX/2019.  3rd party called in about get the name change on the account.  Borrower is deceased and
                    Bankruptcy             Executor/XX/20/XX/25/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Mortgagor Deceased TITLE ISSUES: There is no evidence of title issues.
                    - Executor/Heir exists PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current
                    to dispose of          occupancy status is non-owner occupied.
                    property; identified   ADDITIONAL INFORMATION: NA
                    and documented
1199164772 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  06/XX/2019 TT 3rd party, borrower deceased received copy of death certificate 04/XX/2019, 3rd indication covered by  party states needs a structural engineer as the building is leaning, I advied to call insurance company,
                    insurance              stated she dd they came out and she has not heard anything, I advised to do a follow up cal with the company.
                                           Borrower is deceased and Executor/XX/13/XX/03/XX/08/XX/03/2017.
                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
4780359338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8074190711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called in and scheduled payments and stated that they would try to make payments within the grace period starting in January.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8944222592 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  Aithorized third party; son called to findout if the taxes were included in the montly payment
                    and documented         and was advised no. ATP declined to schedule future payments. Comment dated 01/XX/2017 ATP was advised the assumption was denied due to the property not being occupied and was advised the son lives in the property.
                                           Associate informed the exectuor would need to live in the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5840756052 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower granted permission for servicer to process payments using historical information.
                                           Borrower made payments for 12/XX/18, 01/XX/19 & 02/XX/19 iao $1210.61 each
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7040451518 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment and inquired about sending in additional funds to be applied to the principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2591828479 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6883729548 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Outbound call, Borrower scheduled payment for 7/XX/19.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9925645139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated the reason for default was servicing problems when the loan was transferred, the borrower made a payment in the amount of $2737.54.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3772811253 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Customer called about the escrow shortage.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute noted as resolved 06/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6949613583 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1417687247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to make a payment on the IVR and completed a payment in the amount of $608
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9699764819 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Comments show borrower called asking questions about reaffirming her debt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6961028072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment and to discuss the removal of the private mortgage insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9845648093 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  the customer was contacted to advise that the payment was returned, the customer state bank fraud, could not use the same account so the customer stated that they would make the payment to bring the account current online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8227048889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower wanted to know why statement amount was so high, and agent advised it is because late charges are added on.  Agent completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is evidence of reaffirmation.  The proof of claim was filed
                                           04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1078341886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Spoke with borrower, borrower stated she went online and the payment came back unable to locate, advised customer the account for December was 12 digits and the one for November was 11
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2489262581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to go over account status.  Their girlfriend overspent on their account and they would like to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  Bankruptcy Terminated as of 11-8-17
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9433987204 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Discussed with borrower, reason for delinquency, borrower stated sent payment and keeping up with trial plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3305627499 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called in and made a payment on the account.  Borrower is deceased and
                    and documented         Executor/XX/15/XX/17/XX/30/2018
1836059555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to verify monthly payment. Borrower was advised of payment effective 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6374548492 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Customer called in regarding a tax bill  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
1857795399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/2018 inbound call borrower inquiring about statement balance, advised statement process, borrower decline to schedule payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2448707981 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7597389892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment of $490.12
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8294787329 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  Borrower discussed principal applications.  Agent advised of fees and that they will be paid indication covered by  first.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof, door, trees were down and windows needed to be replaced.  The status of repairs was not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8562129312 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to inquire rate change and payment due date. Borrower was advised of details and escrow cancellation. Borrower was also advised the only way to change due date is to Refinance the loan. Borrower was provided with step rate modification documentation. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6010867023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer stated the payment would be received by 2/XX/2019 through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2637733432 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower requested a new escrow analysis now that the shortage had been paid and scheduled two payments for 6/XX/19 and 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9380770417 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  reason for call was loan transfer inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7413303424 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  06/XX/2019 Borr called requested research on what caused the escrow shortage.
                    indication covered by
                    insurance              Borrower called to set up a payment. Borrower advised borrower 1 is deceased.  Borrower is deceased and
                                           Executor/XX/09/XX/09/XX/06. The customer was not aware there was a post dated payment prior to making an
                    [3] MI Not Being Paid  online payment. The customer confirmed that bank statements were received, yet they were still pending a bank
                    As Required            letterhead was needed to show funds would be returned. A refund was requested IAO $521.50.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Mortgagor Deceased FORECLOSURE: No evidence of current foreclosure activity.
                    - Executor/Heir exists BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The customer reported a tree fell on the home. There was no evidence of a claim being filed or any repairs being completed.
                    [1] Written Dispute -  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner
                    Servicer responded     occupied.
                    within 60 days and no  ADDITIONAL INFORMATION: Per notation on 09/XX/17, the property is located in a FEMA disaster area due to further communication  hurricane XXX.
                    from mortgagor
8192644838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to confirm next due date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 07/XX/2018.
2746022801 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  Borrower called in to reset online password. On 03/XX/2019 the borrower called in to pay
                    Servicer responded and 8887.87.On 03/XX/2019 the borrower called in to make a payment of 888.87
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason
                    closed                 is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2478376776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 08/XX/2017, a payment was made in the amount of $962.02; the borrower declined future pay set ups.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1316172105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower wants to send in $800.00. The last contact with the borrower was on 06/XX/2019. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4489797207 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower stated will make payment by 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5173479143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount of $2443.99 by 07/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9137969418 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019, borrower called to check if interest rate will change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8833805856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment via mail by 04/XX/19. Borrower stated previous payment has not come out of account and was advised to leave funds available and to call back if still there at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2271841682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Borr called to make a payment

                                           The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1176973337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 welcome all completed, borrower requested escrow and ACHh set up, KYOCC provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1580003885 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called on 5/XX/19 to inquire about the next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4728448624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1875561122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower contacted and was advised that the payment received in June paid for May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2545740765 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  Customers also filed
                                           Chapter 7 08/XX/2012 that was discharged 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5318578921 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    12/XX/2018.  Authorized third party called due to amount owed on billing statement. Agent advised amount due
                    unclear who holds      to $1640.06 in Corp advance fees.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Roof, fence, and water damage were noted.
                                           The borrower was working with the insurance company and noted on 10/XX/2018 had requested the checks to be reissued.  The insurance company confirmed tow checks are outstanding.  The borrower noted the funds aren't enough to cover the repairs.  The details of the damage and status of repairs were not provided and no funds have been received.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6062196573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Processed payment for 7/XX/2018. The customer declined to set up future payments.  On 05/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5462458737 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 09/XX/2018.  Borrower called in to discuss fees assessed to the account in the amount of $1700 and wanted to
                    - Executor/Heir exists dispute the fees.  Borrower is deceased and Executor/XX/28/XX/07/2018.  The dispute type is Verbal and the
                    to dispose of          reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue
                    property; identified   is closed.  The borrower was informed of $1,700.00 in fees and was informed of the dispute process.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    [1] Verbal Dispute -   FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded and BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    appears issue is       LITIGATION: There is no evidence of litigation on the file.
                    closed                 TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9838274150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was advised of total amount due.  The borrower proceeded to make a payment and stated they are currently renting the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3967886139 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  The last contact with the borrower was on 08/XX/2018. The borrower called in to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicate that credit dispute was received and noted as resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6105181398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to pay $1328.54 by 05/XX/2019 via website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8895264898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3929196542 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2434907810 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower went over payment that is scheduled for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8472263603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquiring about late fee and the lender paid expenses.  Agent advised the fees came from
                                           Setirus.  Agent sent the request to have the late fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3855356186 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower discussed a re payment plan offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9573919504 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  the customer called and stated that he is a college professor and wife does not work, pay is quarterly and the reason for past due is a curtailment of income  and home repairs, said that the hardship is not completely resolved but provide multiple payment to bring the account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4450319234 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Authorized third party promised to pay by 7/XX/2019.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/02/XX/04/XX/08/XX/29/2018 stated a letter of indemnity was received to clear the issue. However,
                    to dispose of          the comments stated the investor does not accept indemnity as a cure. The commentary indicated the issue
                    property; identified   remains unresolved.  No evidence of resolution.
                    and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6193875188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment for June and July. The servicer processed the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4224334661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount of $1166.64 by 06/XX/2019 via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4668492127 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1615939085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8261333662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8436825204 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2017.  Unauthorized 3rd patry called and stated authorized party in the hospital. 3rd party was advised
                    and documented         not authorization on file and can't speak with her. 3rd party stated she was an attorney and was advised to send letter on her company head stating she is representing borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4439234894 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment of $511.75 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5296028486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party, insurance agent, verified premium due of $885 which payment was already disbursed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9261511091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 borrower called to verify if loss draft check was mailed, yes and gave he tracking number, claim  closed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2842958056 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower received a collection call and stated they did not have a financial hardship and they mailed out a payment on 6/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5122108373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment of $1196.00, inquired about fees on the account and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7866163727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was contacted to collect on the past due balance. The borrower advised she made a payment via Bill Pay and requested to have her phone number removed as she can not receive phone calls at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4725466850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower was advised to send a check in for payment along with final mod docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6977207892 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  12/XX/2018 Customer will receive confirmation letter by mail  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9282619696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to schedule a payment on 04/XX/2019 in the amount of $467.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
6042919731 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in a payment- IVR was down.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9490567969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  welcome call completed and borrower advised of payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8571372629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to check on status of modification, the borrower stated they intended to pull funds from 401k and bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1544042145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The last contact with the borrower was on 12/XX/2018. The borrower could not access the system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7626986981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8500924539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to find out how to remove the co borrower from the loan. She was advised that she could refinance and new loan. She states that she is getting a divorce and keeping her home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1628684507 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  Borrower called in to inquire about the total amount due on the payment. Borrower confirmed
                    from mortgagor         property is non-owner occupied. Rep advised of self service option via website.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called on 12/XX/2018 and 12/XX/2018 wanting to dispute the late fee on the account from March 2017. The borrower stated they missed the payment because they never received a statement. The servier advised to send the dispute in writing. The dispute was received on
                                           12/XX/2018. A response was issued on 01/XX/2019 advising that although the fees were valid they were waived as a courtesy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4130599058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower paid by phone and updated contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damages caused on 09/XX/2017. An inspection was received on
                                           10/XX/2018 showing all repairs were completed. The notes on 11/XX/2018 stated all funds were released and the claim was closed.
4208970683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5274745811 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3606864981 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called in regarding the insurance and was advised that there was lpi in place.  Borrower
                    and documented         provided updated policy insurance information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4792676344 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7706109431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The customer called in regarding charges on the account and payment information. The rep also confirmed attorney representation was removed from the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3338766634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7818073575 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower inquired about refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8174161870 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Received text reply form customer, message does not pertain to loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8883230512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19  Borrower called to make a payment

                                           Borrower called to set up payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8909035292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about the escrow and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1127557693 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6330880498 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to see if they can post date payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4970718044 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding the increase in his payment, the servicer advised there was an escrow analysis with previous servicer and the insurance increased, the call was transferred to the insurance department to see if they have something cheaper.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7818779995 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in a payment of $1167.76 and was counselled on the know your options site. On
                                           03/XX/2019 the borrower called in to pay 1167.76.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2441816729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower wanted the escrow analysis and was transferred to escrow department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3392765643 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 third party Pam Jordan called in stating that she wants auto draft and does she have insurance and if she can pay taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6719297024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call advised borrower total amount due, borrower scheduled payment  $446.58

                                           Servicer contacted borrower to collect payment.  Borrower stated sent payment for $240.00.  Servicer advised most recent payment satisfied September installment and still due for Oct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3987873376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Customer stated home is non-owner occupied; RFD not given.  Servicer provided total amount due.
                                           Customer stated he will make payment by 11/XX/18iao $230.15
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1459271829 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower request to have ex wife removed from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5041164139 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Call from Successor-In-Interest; servicer advised death certificate will have to be sent to
                    and documented         research the connected loss draft for claim that was processed before loan transfer  Borrower is deceased and
                                           Executor/XX/21/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
5933984986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower received a letter stating the loan was delinquent. She states that she mailed in a certified check in the amount of $4956.62 for April and May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5080695584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Commentary states borrower called in regarding payment increase, request cancellation of private mortgage insurance and to the frequency of the escrow analysis completion.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
5218020089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower stated that the payment was set up for 4/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2780105077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to advised the payment made online on 3/XX/2019 will not clear. The borrower had the correct banking information and scheduled a payment of $592.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1893268955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 and the Welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6762267971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4493081583 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The customer called inquiring about payment not being applied to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9799568770 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Unauthorized third party borrower spouse called to request 1098 form and PTP  $794.64 by mail on
                                           4/XX/2019. Rep advised need borrower authorization to send 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7747368269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer advised the borrower the only way to change the interest rate is to refinance.  The borrower is changing insurance carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7468229952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to make a payment and stated reason for default as curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1574795233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to confirm intent for home. Rep confirmed completion of trial as of early Oct.
                                           Borrower confirmed receipt of final docs-received and will send them back today. Borrower plans on accepting the modification. Rep confirmed next due date 11/1.  Rep confirmed new payment amount: $383.88.  Borrower interested in setting up ACH and will send in the ACH form separately in order to pursue that as an option.
                                           Borrower confirmed that she wants payments to come out on 1st of each month. Borrower wants to set up payment for Nov.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9501368112 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Brw advised she is on trial mod.  Servicer advised will be sending per mod docs around 01/XX/19 and for borrower to sign, notarize and return docs so mod can become perm
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5835287778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding the payment increase. The servicer reminder the borrower of the signed a step modification agreement in 2016 and advised if the escrow shortage is paid then the payment increase would be lesser than what it would now without paying the shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5797073259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regards to forced place letter, and agent advised of process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  Case terminated on
                                           03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7855726398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4790495724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower called to discuss payment.history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8606118471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower reinstated loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3490772757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding the foreclosure and was advised the loan is current and due for
                                           06/XX/18/XX/05/XX/24/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8289530255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower's attorney called in and discussed the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8135523786 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1141937532 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2019.  Authorized third party called to make a payment.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/14/XX/14/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved
                    to dispose of          and the status indicates Servicer responded and appears issue is closed.  Fee disputed mentioned and appears
                    property; identified   to have been solved.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    [1] Verbal Dispute -   FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded and BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    appears issue is       LITIGATION: There is no evidence of litigation on the file.
                    closed                 TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4740896922 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in wanting to bring account current today. They made a payment in the amount of $980.54.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1244124490 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 11/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is payment disputes.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is BK
                                           unfinished.  New Bankruptcy filed.  Unknown what Chapter.   Appears there was a
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8699739071 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a payment for 07/XX/2019 in the amount of $1032.29.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9337600826 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Spouse of borrower called in to make a payment.  Borrower is deceased and Executor/XX/25/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2458062572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower requested ACH form to be mailed out to him. He set up multiple paymens in the amount of
                                           $2138.17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5582089522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower had payment questions, no other information provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4681922375 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party called in to request account payoff and promised to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4546959799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to discuss their late fee and requested to have it waivied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8962467447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  02/XX/2019 Borrower called in regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6472794170 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called in regards to billing statement and that she received a letter advising that a check was sent but she never received it. Agent submitted request to have check reissued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8240985907 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The last contact with the borrower was on 03/XX/2017. The borrower had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3203788323 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The third party will make a payment online for $1012.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3152102825 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  The customer called in to inquire about escrow but the call was dropped.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4587834261 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.  Payment scheduled for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5117726036 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called in to make a payment the agent advised for her to call back 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6350848253 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The property sustained storm damage per notes dated 10/XX/2016.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 11/XX/2016 reflects that the property was located in a FEMA natural disaster area due to a hurricane. No property damage was cited.
8920781173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to pay $1,269.56 by 04/XX/2019 via web.  The escrow shortage was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4034976762 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2017.  The customer confirmed $606.85 was mailed out by 11/XX/Heir exists to dispose of property;
                    and documented         identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5857600125 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Last spoke to borrower when they called inbound to schedule payment on the loan. The borrower
                    and documented         called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9413076996 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Inbound: Borrower called about billing statement. Servicer advised borrower that statement is showing payment plus fee on account and stated the option of paying something toward fee and not pay it all at once. Provided self service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1130729354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8193062642 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The authorized 3rd party called to promise to pay $1326.28 by 6/XX/19 via mail  Borrower is
                    and documented         deceased and Executor/XX/17/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4489506429 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2744558712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower informed the agent that he makes the payment on the 16th of every month, per agent payment history supports this.  The borrower is self-employed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8305527701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called in reference to outstanding balance due to lack of coverage.
                                           Borrower was advised there was no balance due at the time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7501667738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called will make payment 10/XX/2017 $1495.53 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: XXX Wildfires on  11/XX/2018 no damage reported.
1231600090 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a payment and should be current.  They have been ill.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6711957951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Executor of the Estate (daughter) called and promised to make the June and July payments,
                                           Curtailment of income noted as the reason for default (pay schedule at the end of the month).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1010671284 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2908245176 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower called in because he was unable to log in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4116545373 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called in to see how to switch insurance on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1377222744 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment in the amount of $1138.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9217323404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled a payment for 04/XX/2019 and discussed discharged bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9380615308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called with payment question.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7860215545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  (3/XX/19)Borrower called regarding the lenders placed insurance and was advised new LPI will be placed if no proof is insurance is provided.

                                           The borrower called on 05/XX/19 , promised to pay $383.98 via bill pay on 6/XX/19. The borrower also wanted to add insurance to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  An insurance claim was filed and closed on 12/XX/18.
8230007410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to ensure that their auto ACH came over with the transfer and was advised that it did.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4674621911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call completed.  Borrower advised of payment options and online site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2619801521 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Promised to pay $581.69 by 06/XX/2019 via IVR.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3811010350 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2598826020 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  Authorized third party called in about the late fees on the loan.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and further communication  no further communication from mortgagor.  Borrower is disputing the late fees on the loan.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2058027034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8169614775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and scheduled a payment in the amount of $585.80  for 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5568959616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to check on the status of the payment refund.  The borrower made double payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1938538100 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8383718386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promised to make payment via web by 04/XX/19 and borrower was sent bi-weekly form. On
                                           05/XX/2019 the borrower called in but loan was current no indication of a payment amount made in comments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5847873248 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3506597204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to inquire why last additional payment of $201.14  wasn't applied to loan yet. Servicer explained it would take 3 business days to be reflected on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3720441264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 and a payment was requested.  The borrower advised of a personal injury that caused the delinquency.  An $1844.64 payment was made.  All payment options were discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8123658444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to see why insurance is not being paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6332737783 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  The borrower was advised of total amount due and made a payment.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1059511806 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The customer called in to make a payment and planned to send in info for their name changing. The
                    and documented         rep counselled on the know your options site and completed the welcome call.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1865958415 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in to inquire about loan transfer and to make a payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing account delinquency and stated was going to revise bank statements to check payments made.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4290770093 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower made payment to bring account current.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2888311645 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9349419047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to verify of the payment for December was scheduled and was advised it was not. Borrower request a speedpay for December.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7069304317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss payment amount; discussed late fee balance.  Scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3490983008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to schedule a payment of $383.49 for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1301283450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a Welcome Call from the new servicer and promised to pay $728.73 by
                                           03/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2010.  The proof of claim was filed 06/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7799769684 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Other                  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  The borrower called stated wants to remove name of the deceased from the account phone kept going
                    - Executor/Heir exists in and out then disconnected.  Borrower is deceased and
                    to dispose of          Executor/XX/23/XX/27/XX/24/XX/11/XX/28/XX/02/XX/04/2018 stated the funds were released and the claim was
                    property; identified   closed.
                    and documented
5735962554 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  the customer was contacted and completed the welcome call  Borrower is deceased and
                    but not documented     Executor/XX/05/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9839068354 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  Discussed total debt owed and addressed concerns, no payment scheduled call dropped.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3886109017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call advise borrower payment is $178.15, borrower scheduled payment $178.15
                                           04/XX/2019

                                           Borrower called re: escrow acct for taxes.  Customer pays his own taxes and ins.  Advised nothing set up for us to pay out.  Confirmed escrow balance of $818.78.  Advised customer to write to correspondence to cancel out escrow acct and request refund.  Customer will send email.  No recent escrow details found.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                           Unable to locate case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5444931376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower stated that daughter lived in home and her husband lost his job, hence the reason for default.  Borrower requested authorized third party form to be mailed to him.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
1960082228 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer called in to reset their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The proof of claim was filed 08/XX/2013.  unable to determine discharge and filing date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7898816087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regards to payment information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8528689949 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called in to request a payoff.

                                           The borrower called in and made a payment and stated that they had gotten mixed up with due dates and ended up paying a month behind when they had thought they were paying on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3459705127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in wanting information on the account and February payment. Reinstatement was discussed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
2669693028 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to schedule remaining payments for their repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4778374807 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   01/XX/2019.  the customer was contacted and advise the total amount due, mentioned that the reason for being
                    Servicer responded and past due is illness of the borrower, and $15K in medical bills. The customer had to end the call due to having
                    appears issue is       to be at work.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2263308547 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Borrower called to in regards to transfer information and welcome call was completed.  Borrower
                    - Executor/Heir exists is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    to dispose of          unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1754927466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to make a payment and sent ACH paperwork.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4285510304 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called and stated payment may have not went through and will check with bank and if it doesn't clear will call back and make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4984122446 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Customer stated account number had switched and caused problem. They stated their financials have not changed since the last call. They were advised of collection calls and consequences of being delinquent.
                                           Customer scheduled a payment for 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6960509759 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The customer made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7761258883 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called for payment information and stated intends to set up ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2004011568 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if auto pay transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2614339109 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule 6/XX/19, 7/XX/19 and 8/XX/19 installments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6593777852 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to discuss insurance.  Performed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8798419443 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called inbound to discuss the loan and stated servicer had made a mistake in July on the
                    from mortgagor         account and borrower scheduled payment to bring loan current. Review of the payment history states the servicer did apply the loan payment The borrower called to make a payment of $394.13. Demographics verified for welcome cal
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  2nd dispute was on 4/XX/2019 due to payment from previous service was disputed as they stated one payment was missing from July 2018 After review of the paymnet history the borrower was informed payment was applied. The borrower disputed the escrow on the account. A written response was sent on 02/XX/2017 advising to provide active policy to cancel the force placed insurance. At that point the escrow can be removed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6902322865 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  Borrower advised agent that they mailed payment in the amount of $2000.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 11/XX/2017 due to Hurricane XXX.  The borrower noted a claim was filed and on 12/XX/2017 stated had to pay a $3000 down payment for the roof repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
1465158009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower inquiring why payment increase, advise escrow account, reviewed
                                           SETERUS

                                           The borrower called and made a payment in the amount of $456.77.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7033163929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called in to confirm general account information and schedule a payment of $974.69 for 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4488541659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for payment information and scheduled a payment on 06/XX/2019 in the amount of $767.07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7214035883 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states third party called in to make a payment on the account. Third party advised of reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1467409605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2013.  Case terminated on 09/XX/2016. Prior case #XX-XXXXX was dismissed on 12/XX/2014, chapter 7  filed on 05/XX/2005 was discharged 05/XX/2006.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6679430400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in to get 1098 tax forms
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7088824560 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Speed pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.
                                           ADDITIONAL INFORMATION: NA
6979295568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer called and requested to not get calls, asked to remove phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8848185264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2008 and there is no evidence of reaffirmation.
                                           Chapter 13 bankruptcy case number XX-XXXXXX No filing date provided in the commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2884889114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to change date of the pending payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6678729114 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           ---.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6089102896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called about payment and why it is $100 higher than it should be.  Call was disconnected before answer could be discover and explained to borr.

                                           Customer called in to make payment to bring account current minus corporate fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8148070426 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call for general account info and to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1796490688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment via Speed Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3570042052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for $1,024.57 effective for today.  Contact information was verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2969908065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment for 03/XX/2019. Discussed missing/XX/24/XX/30/2007 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6251809149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with customer regarding and late fee charge and advised customer that the fee is from 8/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4775707948 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if their grandchild was authorized to speak on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6006804577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called in to schedule multiple payments for 6/XX/19 and 7/XX/201.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8900407141 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9699043614 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4496753138 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to pay $810.69 by 05/XX/2019   The account information was verified during
                                           the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
2240683911 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called to see if their ACH was set up and was advised next draft 047/XX/2019. Comment
                    and documented         dated 02/XX/2019 borrower called in regards to receiving escrow refund. Associate informed borrower loan is in good standing and escrow refund due to extra funds in escrow. On 08/XX/2018 borrower called to schedule payment. On 11/XX/2016 borrower called in regards to the default letter and associate informed borrower of the trial payment amount and explained the process.
                                           Associate informed borrower to ignore the default letter and their next payment due 02/XX/2017 and they will receive 2 copies of the modification documents with both copies needing to be signed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2591018845 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  03/XX/2019.  Welcome call completed. Promised to pay $587.99 by 03/XX/2019 via IVR.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  Responded to Equifax. DIspute code 105. Verify all dates
                    from mortgagor         and updated all fields to reflect loan status as of today (08/XX/2017). Current. Show pay history through
                                           07/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8106370240 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  Authorized third party called in to inquire about escrows.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6381458097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6985254012 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  The last contact was made on 11/XX/2017, in which the borrower had a payment inquiry.  Borrower
                    and documented         is deceased and Executor/XX/28/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7342186594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Servicer advised borrower of total amount due.  Borrower advised to use historical banking info to process May's payment iao $709.50, but declined to process June and July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1517525392 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  The borrower called regarding a letter they received about tax exemption due to death of spouse.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8286548462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to look into options once the forbearance ends.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3571978416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Customer called about escrow statement. They were informed the flood insurance did not change their escrow, but that their taxes and hazard insurance also went up. They were informed they were also still paying on the shortage from the prior year that was spread out over 24 months. They were informed if they are disputing the amount, to call their flood insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4077332506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired about website access and claims BK is active
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1708447985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to schedule a payment of $1,882.59 by 7/XX/2019. Borrower discussed escrow analysis and payment increase and proof of hazard insurance for loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5042579838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  the customer called about not being able to sign into the website, provided a payment of
                                           $1022.64
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9249015495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  B2 called and stated there was a shortage at work.  B2 said will pay $787.24 on Friday Feb 15,
                                           2019 via seterus.com.  B2 said would pay then call unexpectedly ended.  Processed payment arrangement for
                                           2/XX/19 in amt of $787.24
                                           06/XX/2019 - Borrower called about escrow account - promises to make payment of $826.27 by 07/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7007452744 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      07/XX/2018.  Borrower called in and stated her parents who were co-signers on loan are now deceased; would indication covered by  like their names removed from account. Servicer advised to send in death certificates.  Borrower is deceased
                    insurance              and Executor/XX/04/XX/14/XX/24/2018.

                    [3] MI Not Being Paid
                    As Required

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
1099646644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding the loss draft endorsed check status, the call was transferred to loss draft department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4053346690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in regarding transaction history request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2018.  The proof of claim was filed 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9304807210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6571583989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower spoke to the servicer about their account status and they sent a payment in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5016627338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower informed associate they would be wiring reinstatment funds today. Co borrower called wanting to make payments to bring the current and RFD was unemployment which has been resolved and associate provided the wire instructions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 07/XX/2014.  Prior chapter 13 case #XX-XXXXX was dismissed on
                                           05/XX/2013
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5822336923 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in reagrding misapplied $4 to a late fee instead of principal balance. The issue was corrected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5860070222 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower contact, borrower wanted to make a payment over the phone, advise that due to multiple returns only certified funds are available. Borrower needed wire information, explained what wire are money up front other option is western union. Discussed the good bye letter and would be receiving a welcome letter with all of the new servicers information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7154463482 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower advised that we do sent out mortgage updates to the insurance company.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2250816863 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to check on modification status and advised they received mod docs and would send them in by 12/31.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6901260458 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Contact made with the third party on a work line. The third party stated can't take call on work
                    from mortgagor         like. Updated other numbers and disconnected the call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute with no specific information provided. (Vague request).
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5450566745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in about the 50% late fee deal and wanted to know how to pay it. Borrower processed a payment for 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9373715742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in 3 payments for $4,224.13 for 12/XX/017; $1,684.21 for 12/XX/2017 and $1,747.08
                                           on 1/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5036024526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called to make a payment iao $981.00 on 06/XX/2019. Borr also state the escrow shortage that was paid on 05/XX/2019 was not applied correctly requested a correction.  This was done.

                                           Commentary states borrower called in to verify payment was received and the balance on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6467336721 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called to inquire about payments made for insurance in 2018.  The servicer went over indication covered by  welcome call information.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 10/XX/2018 due to Hurricane XXX.  Damage was noted to the roof and fence,
                                           A/XX/14/2017.
5797085327 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Comments show borrower called regarding tax forms, servicer resent copy of 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3460911903 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with the borrower regarding loan status and payments. Comments show general account information discussed and a payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Comments show borrower was in bankruptcy before loan was discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5631132074 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to made a payment in the amount of $1128.19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7123241417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-  Borrower spoke with agent discussed account status and escrow shortage.
                                           Borrower called to see why he received a billing statement showing that there was a past due amount.  Advised borrower that the statement was sent after we got the payment and advised borrower of self service options at
                                           seterus.com.  Borrower stated that he mailed the payment on 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 09/XX/2013.  Unable to locate filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5096958957 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Last noted contact with the borrower was on 4/XX/2019 when they called inbound and promised to pay on the loan and notes state borrower was behind as they thought the auto pay would transfer over and so thought payment was already made for June.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a payment dispute. The payment was applied to the incorrect account. The correspondence team has received the dispute and the payment issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7416579173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on if payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5572008782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower received a collection call and was advised of total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6957673306 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  Comments show contact from daughter regarding loan status and payments.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8293603946 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to refinance and PTP $1,675.12 online 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5844575157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower quickly wanted to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7132174640 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Comments show contact with borrower regarding loan status and payments. Borrower schedule payment indication covered by  over the phone with servicer. On 06/XX/2019 the borrower called. On 06/XX/2019 the borrower called in to
                    insurance              schedule a payment of 540.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower advised on 10/XX/2017 the roof was damaged due to the FEMA disaster. The borrower stated they filed a claim;
                                           however, no information was provided regarding a claim. There was no evidence of any repairs being completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX per the comment on 09/XX/2017.
6592165743 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments show contact with borrower regarding loan status and payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7762512472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in to see if reinstatement amount received and states RFD is due to paidoff car loan and unable to pay bills correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2927524326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower inquired about refinance or selling property

                                           The borrower called for assistance accessing online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6235116801 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         05/XX/2019.  On 05/XX/2019 Borrower called to inquire on how to lower monthly payments due to escrow shortage.
                    Bankruptcy             Borrower was transferred to the escrow department. Borrower was advised there is a negative amount in escrow so when the insurance is paid in July the account will be in the negative. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  A prior bk chapter 7 filed on 08/XX/2012 discharged 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5253930968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Commentary states spoke to borrower regarding the total amount due on the account and payment.
                                           Borrower requested to know the increase in payment amount and advised will call back later today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7537944792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to go over pay history and was advised of history and that payments are being applied correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9998556713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in to advise that they are covered with no lapse of coverage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2017.  BK terminated 05/XX/18.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4967499424 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states authorized third party called in to schedule two payments on the account. Third party was also advised on how to lower the principal amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 06/XX/2017.  The claim was closed on 03/XX/2018 with all funds released and a 100% inspection.
9230854898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called informing the bank collection calls are still coming in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6014419411 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized 3rd arty was advised due for April and May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8818701773 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call, advised borrower of total amount due, claim damage, borrower looking for balance of claim check

                                           The borrower called to verify status of claims check and was advised they did not have any funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 08/XX/2013.  A motion for relief was filed 04/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4686760815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3115838029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The co-borrower verified their information and confirmed the name of their insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 08/XX/2016. On 09/XX/2016 a claim was initiated for flood damages caused on 08/XX/2016. An inspection was received on 05/XX/2018 showing the repairs were completed. The notes on 06/XX/2018 stated all funds were disbursed and the claim was closed.
5298181586 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019, borrower called in discuss account and payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6979243704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party Shawn with Royal United Mortgage called to get account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4164617690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2345955330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7460443156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019- Borrower spoke with agent discussed escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5419133442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2136900182 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  On 06/XX/2019 the borrower called to get help registering for an account online.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3361947659 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquire about repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8907979935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017 Natural Disaster.  Borrower impacted by disaster but current on loan. No damage reported
6034290317 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to reinstate the loan by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4443990765 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2009.  Borrower scheduled a payment for 06/XX/2019 to cover the escrow shortage.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2008.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed for fire damages caused on 02/XX/2019.  The claim was classified as enhanced endorse and release. A check for $2,228.13 was received on 03/XX/2019 and endorsed/XX/21/XX/19/2019, adjuster's worksheet is needed to progress claim.  The damage repair amount is estimated at $2,228.13.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9741771475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6866085645 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         06/XX/2019.  Authorized third party called to discuss payments.  On 06/XX/2019 ATP called to make a payment.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9621843535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Comments show contact with borrower regarding loan status and payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4491598205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8546315949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Customer called in to setup a new repayment plan, but plan already in effect 6/XX/18-11/2018
                                           426.52.  and that a payment posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4955744447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about the payment information. The rep confirmed a payment of $396.53 would be refunded due to double payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7037272793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  inbound call from borrower to inquire if property is shown as owner occupy and also inquire if paying more for principal or interest.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3608429357 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower informed the June installment payment was not correct and mailed a payment for
                                           $371.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
5397760200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower inquired if the servicer shared their refinancing details with any other companies.
                                           The servicer advised the have a do not solicit form they can complete and they may chose to opt-out via servicer's website. The borrower understood and did not have any further questions or concerns at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9258921344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5240083609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to schedule a payment in the amount of $515.19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4666518604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to see the breakdown of the lender paid fees being charged on the account.
                                           The servicer replied they were property inspection fees charged by the prior servicer.  Contact information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4523178657 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  12/XX/2018 inbound call borrower inquiring about payment history, went over payment history with
                    from mortgagor         borrower and income, borrower advised she made payment 12/XX/2018 through website
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The foreclosure sale was postponed due to a payment dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8408010991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.  Advised the borrower how to set up an account to make payments for free.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3941573999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower 2 calling about where to send an escrow shortage and if it can be paid online. Advised caller to mail it in. Call unexpectedly ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6280117787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss the account and was informed it had just boarded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6628882007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4937433776 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to reset the Seterus.com password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7323853704 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get loan # to set up online payment for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5607556435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss escrow removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3910937831 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Spoke to successor in interest on estate, they are interested in refinancing the property
                    and documented         Borrower is deceased and Executor/XX/24/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1302627964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorize signer advised that payment was scheduled via bill pay. The rep confirmed the total due, grace period and self service options for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5789735092 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2507827434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to the borrower who promised to pay $864.66 by 04/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8949625074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower added spouse as authorized third party and stated that the state is a no fee state and the system reflects a fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9421975919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower received welcome call, then declined paperless billing.  Borrower processed a payment in the amount of $5291.60.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2810569671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6459555134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make sure payments from Seterus posted. Advised loan current to 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5325054393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower informed of total amount due and that repayment plan had broken. Borrower was advised to bring loan current. Borrower is due for three months. Borrower advised that spouse passed away in 07/2018.
                                           Borrower provided authorization for children.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9569053066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party updated their phone number and verified their information.  The borrower gave their spouse verbal authorization for the life of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to a natural disaster noted on 10/XX/2017.
9724119766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated has payment scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported
9633017744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss removing the escrow and also made a payment for the month of March
                                           2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6785152237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  borrower called approved for 3 month plan at $1251.54 2 payments and $879.90. borrower is mailing payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9863159475 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9559131505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower wanted to make a payment but decided to a payment online because of fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6919643681 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2017.  Last contact was on 5/XX/17, both borrowers are deceased and spoke with Darryl Bridson, who is
                    - Executor/Heir exists authorized to pay the debts on behalf of the decedent's estate.  Borrower is deceased and Executor/Heir exists
                    to dispose of          to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1729986686 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule a payment on the account for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is filed/under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4007016150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5109522301 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9676940815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Customer called and stated he will be mailing his final mod docs today.  Advised customer of next steps and that foreclosure status will be removed once final mod docs are executed.  Scheduled Feb installment for 2/XX/19.  Pitched ACH and customer stated he will go to seterus.com to enroll.  Processed payment in amt of $2353.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8446394938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5380248890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called to inform servicer that payment was mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7619871321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  User logged onto website,., retrieved username, and agent unlocked password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7693743795 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7127321577 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make monthly payment of $586.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3355030345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called requesting help with online access to her acct.  A link was sent to her and her daughter helped her get it set up.She then scheduled 2 payments via her online site.

                                           The borrower called to schedule payment and to confirm account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1601885262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called to discuss escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6289000431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6941529705 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  05/XX/2019 Borr called to make a payment iao $564.39 and documented
                                           The borrower verified their information and made a payment of $552.446 for 12/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6068110256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to verify the account was current and scheduled a payment for $459.06.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per notation on 10/XX/16, the property is located in a FEMA disaster area, however, no damages were reported.
1886696012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019- Borrower called and advised of total amount due and repayment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8843840262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay through bill pay on 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4578017705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1518628714 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Inbound call about payment question.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1331970423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call advised borrower of total amount due, borrower advised will make payment by 06/XX/2019

                                           outbound call to borrower to advise of payment due. Borrower advised will make within grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2754008508 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9931252738 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to change the date of his payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7779733826 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower was advised of next payment due and to updated banking info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1415649516 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         05/XX/2019.  Borrower called to make a payment.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9384475976 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  Borrower called in to state Borrower 1 is deceased  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6676353405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called in to inquire about the status of the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8830198457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in due to her receiving NSF notice from her bank. Agent advised borrower that payment had not been rejected
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8751971574 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Called and spoke with borrower who scheduled a payment for $896.68 by 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7102460551 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2069070464 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   05/XX/2019.  Agent spoke with borrower in regards to payments due, April and May.  Borrower stated will make
                    Servicer responded and payment to complete April's payment and will check bank statement and fax in proof showing payments were made.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason
                    closed                 is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6877229350 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired about refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9990632366 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment in the amount of $837.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.  Chapter 7
                                           BK discharged 07/XX/2010 terminated 07/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6712005542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Servicer contacted borrower regarding final documents for modification. Advised borrower if documents were not received the modification would fail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and the check was endorsed and released on 4/XX/19.
4362448425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower stated reason for default was air conditioner had gone out. Borrower sent in payment for
                                           November, December, and January statements for $6,349.88.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES:
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7086841015 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary borrower called inquire about post petition and posts petition.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Unable to determine the case #. 12/XX/2018 The borrower states that the bankruptcy was discharged, however  the bankruptcy is still active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1856709695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make payment $631.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5602542282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in about going paperless
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3776354792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9573052257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated was making the payment that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4038113678 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  SII called in wanting to make extra payments to corporate advance. Service rep informed them they
                    and documented         are not authorized and gave only general account information before transferring the call to the SII team for further assistance.  Borrower is deceased and Executor/XX/27/18. No damage reported.
8345846816 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called discussed know your options site, updated reason for delinquency as excessive obligation (school trip). Scheduled payment by 04/XX/2019 via web. Inquiry on ACH and bi-weekly applications.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8212880165 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1465235911 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower logged onto website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8387197270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called on 5/XX/19 to make a $400 partial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6598533612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and made payment; discussed insurance, we were not listed on existing policy, discussed escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4264310584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  borrower advised of hardship had 2 deaths in the family called to check status advised need full reinstatement plus fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9313571506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound all from borrower to process partial payment to bring account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3754309444 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called offered toschedule payment for January for $1,383.20 01/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4323850113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on payment information and requested website access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8395947056 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Call from borrower and borrower granted permission to speak with no3. Stated double payments have been drafted. Borrower wanted to request funds back. Advised borrower to get bank to send in a letter on bank letterhead stating he made a mistake.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8058019838 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6830140410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested 1098 statement and was provided total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3231472299 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Authorized third party called and advised will make a payment via speedpay in the amount $476.65
                    and documented         on 2/XX/19.  Borrower is deceased and Executor/XX/21/XX/18/2017.  The dispute type is Verbal and the reason is
                                           Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  Authorized third party sent payment, the payment was unaccounted for and borrower sent proof via fax.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1425451939 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment in the amount of $726.53.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6304575324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2272768400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1011859313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in regarding a refinance inquiry. Advised borrower reduction took borrower out of forbearance plan. Offered to set up payment. Borrower said they would rather send a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8322942730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call advised borrower of total amount due , inquired about making payments toward principal

                                           The borrower called in on 3/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8541718302 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower called regarding payment PTP $679.20 on 5/XX/20199 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1501032907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last spoke to borrower when they called inbound to return servicer call on 6/XX/2019 and payment was made on the account. Borrower stated reason for default was excessive obligations. Customer stated
                                           unemployed for some time reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7870412454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called regarding a letter she received and wanted to know why the January payment was withdrawn. Advised the borrower we did not take the January payment because the December payment was returned. Advised ach cannot continue until the loan is current. Processed speed payment in the amount of
                                           $538.99 for the following dates:1/XX/19,2/XX/19 and 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5923865668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment of $974.19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7446894196 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower  called in reference of possible refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4615345753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9935521950 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound call.  Borrower at work and could not speak.  Promised to call back, but did not.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8031599527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in regarding locked account. Servicer advised borrower used the wrong user name.
                                           Borrower verified banking information and scheduled payments to cure the loan. Borrower advised forced placed hazard insurance on account, but pays own insurance. Servicer advised to fax in copy of policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7420035790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8301082102 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in and stated that they were delinquent due to their business and stated that they would try to bring the account current within the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8819120280 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3324413886 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1849899557 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to have late fee waived late fee removed as a one time courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2840972375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Inbound call questioning foreclosure fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1829068379 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called to discuss escrow account.  They are unhappy with escrow balance and servicer put in request to update insurance information and provide borrower with escrow info from 2018 and 2019.  The servicer went over welcome call information with them.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower disputed on the credit reporting on the account. The servicer responded to Experian and the account now indicates the reporting status as current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area per notation on 11/XX/16.
1770366458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  borrower called stated will make payment online on 30th $1841.88
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1910815388 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  Borrower logged onto website.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Unable to see original complaint.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2365325657 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  2018-04-06 TT: CUST2  OB MM GIVEN  RFC: COLLECTION  CALL RFD: NOT APPLICABLE  ADV TAD OF
                                           $1152.05BOR2 STD SHE WAS GOING TO PAY IT            ONLINE 4/XX/18 IAO $1,152.05. BOR2 BECAME  CONCERNED ABOUT
                                           WHY WE ARE CALLING WITHIN          GRACE AND REFERENCED PAYHISTORY AND BOR2            ASKED IF WE COULD NOT
                                           CALL HER WITHIN  GRACE. ADV I WILL PUT THAT IN PLACE FOR            HER AND BOR2 STD SHE CANNOT CONTINUE THE
                                           CALL. **DO NOT CALL IN GRACE ADDED**  *PROCESSED PAYARRG: WILL INTERNET PAY              $1152.05 4/XX/2018* -
                                           USER: AFOX 04/XX/2018          12:38PM (PT)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4009829395 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  (3/XX/19)Borrower called to process a  two payments in the amount of $3139.96.

                                           On 06/XX/19 spoke with the borrower to process a refi application
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1631032992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and scheduled two payments over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4605547331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower authorized a payment in the amount of $607.55.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2799498019 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised autopay was set up and March payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9367873961 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Borrower called to see why they received a call. Associate informed of the collection call and
                    and documented         apologized to borrower as they are set up on ACH. Comment dated 12/XX/2016 borrower called regarding denial letter they received. Associate informed borrower letters are sent if modification could not be approvedp; but loan was approved for a trial offer and after the trial payments are received final modification documents will be sent out.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5839812123 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2017.  A3P called in reference to making March payment iao $630.00 dated for 03/XX/17  Borrower is
                    and documented         deceased and Executor/XX/05/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4871716122 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6056685026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4591774290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019,  customer called in to advise June payment completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3461719817 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/21/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4472539626 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2016.  Authorized third party called to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8493933966 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7681182336 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called to make a payment and discussed the total amount due.  Borrower is deceased
                    and documented         and Executor/XX/22/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8330036614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment Discusses know your options site borrower stated curtailment of income for reason.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2003.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8635575646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Call received from borrower inquring about the late charges and wanted to know what was the the late charges in the amount of $89.66 and was informed that was the periodic statement that is sent. Associate informed borrower they would need to speak with their bankruptcy attorney regarding reaffirmation. Borrower wanted to set up auto pay on 09/XX/2017 and requested the form to be mailed. Associate informed borrower it will take 45 days and informed dates of the ACH. On 12/XX/2016 borrower called regarding their billing statements. Associate informed borrower due to the bankruptcy billing statments are not sent. Comment dated
                                           10/XX/2017 loss draft call was received from borrower inquiring why they received the check back. Associate informed of the additional documents that are needed with the check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7903662570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized a third party for the life of the loan.  The borrower made a payment in the amount of $1487.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5344995199 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6864589840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called regarding total amount due. Servicer provided total.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4141049871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5440809727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  borrower called to setup payment on the account. borrower made payment of $400.00 05/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9142146793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to make payment arrangement for March installment iao $823.64 dated 03/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2097330413 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to make a payment and scheduled the payment for 06/XX/2019.  Borrower is
                    and documented         deceased and Executor/XX/12/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5356269106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment and said everything is fine.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8649333293 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for payment inquiry and was advised that payment is 1457.16 and would not have changed since November.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7763067991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to make promise to pay arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7792201694 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower stated his wife has overdraft and the payment should be coming soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7353410546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted about the payment and will make the payment online. Excessive obligations noted as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4780976818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about the payment amount on his monthly billing.  Agent advised a new analysis was being run and he should receive a corrected statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3181117133 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    05/XX/2019.  Completed welcome call updated borrowers information. Provided total amount due and payment
                    requested within the   information and know your options.
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7852025657 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/19 the borrower promised to pay $942.84 scheduled 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9273590760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8817085423 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment in the amount of $1380 effective 03/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4773627116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment in the amount of $623.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3800347869 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The authorized third party called with general account questions. Discussed insurance. On 5/XX/19 indication covered by  the 3rd party call to see if we could help her get insurance.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported water damage on 09/XX/2017.  The claim was closed out on 04/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $10,001.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 08/XX/2018.
7190055256 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to obtain account information and to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  Chapter 13 discharged
                                           08/XX/2017 no poc filed date provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9555492529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4663070272 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  The borrower wanted to see if the insurance has been paid. The representative educated the indication of related  borrower on all of the information has not been transferred in the system and the representative processed
                    contractor bid         payment for March.
                    sufficient to cover    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    repairs                REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 04/XX/2018 a claim was initiated for water damages caused on 03/XX/2018. A check for $21,271.07 was received on
                                           05/XX/2018. Approval was received on 06/XX/2018 for the borrower to complete the repairs their self. All funds were released on 06/XX/2018. The comments stated an inspection showing 90% of repairs completed was needed to close the claim. An inspection was received on 12/XX/2018 showing 77% or repairs were completed. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $21,271.07.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2070788948 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called and processed a payment in the amount of $1140.58.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called on 8/XX/16 and disputed the August payment. Representative reviewed payment history with borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8031234662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2225178532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called regarding escrow account. Does not understand that 2 months are kept as cusion, borrower coming up with their own calculations.  Wanted escrow analysis emailed to her.
                                           The borrower called on 3/XX/19 and made an $840.57 payment.  All workout options were reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4126215702 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  Customer advised that is going to bank to reinstate loan. Verified reinstatement amount. Advised
                    from mortgagor         customer of wire information to make payment. Advised customer of when stop code comes off. Advised customer of certified method to make payment by Western Union Quick Collect, Bill Pay, Money Order, and Certified
                                           Check. Advised customer of SETERUS.COM. Advised customer of foreclosure status and no foreclosure sale date as of today. Processed payment arrangement. Will reinstate $4319.91 as of 11/XX/2018.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed late payments and credit reporting.
                                           Commentary dated 05/XX/2019 reflects that the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5032723853 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  borrower called advised bankruptcy will be discharged next week will then begin to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6562124363 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer scheduled a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to Equifax credit dispute, updated applicable fields to show loan status as of
                                           04/XX/2017 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1936239055 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to confirm that the loan is up to date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
8359379042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower was contacted regarding the account. The borrower stated they make their payments on time and request no further verbal contact attempts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8274701895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4176772791 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  12/XX/20018 Customer called to request spy payment, customer was advised confirmation number will
                    and documented         be mailed out.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6673081947 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower stated they are waiting for funds to come in, needs to check their account to make sure they have enough funds  wanted to know the total amount due. Comment dated 03/XX/2017 borrower called stating they thought the account was current and scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7315036060 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 02/XX/2017.  The authorized third party/XX/16/XX/Heir exists to dispose of property; identified and
                    - Executor/Heir exists documented.  The date of death is 06/XX/2015.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7156698479 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called verified demographics Trail promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5396554136 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  Borrower inquired on the escrow increase and advised that they will call the county to see why
                    insurance sufficient   the taxes are so high.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    [3] Damaged Interior - reason for default with the information provided.
                    Damage remains         FORECLOSURE: No evidence of current foreclosure activity.
                    unresolved and no      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    indication covered by  LITIGATION: There is no evidence of litigation on the file.
                    insurance              TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 08/XX/2018
                    [3] MI Not Being Paid  the borrower referenced both roof damages and damage caused by flooding. There was no evidence a claim was
                    As Required            filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8621484202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  inbound call from borrower to inquire on escrow.  On 04/XX/2019 the borrower called for the insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6073048222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding a foreclosure letter that they had received.  The borrower stated that payments were late because they had been unable to get online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4912690381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2008.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1341163014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call , advised borrower know your options site, borrower scheduled payment
                                           06/XX/2019 Amount $ 543.88 and 07/XX/2019 Amount $ 543.88

                                           The borrower called to set up three payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5853683632 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1664742673 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6299154842 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called and scheduled a payment of $422.09 for 5/XX/2019.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5272627014 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  06/XX/2019 inbound call borrower inquiring why account not reported to credit report
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was received and fields were updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage noted.
9780276548 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called in to inquiry about a $25 fee , advised it was a NSF fee, borrower hung up
                    and documented         Borrower is deceased and Executor/XX/26/XX/24/XX/25/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3070621022 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Welcome call was completed with borrower who scheduled payment for 03/XX/2019. Comment dated
                    from mortgagor         12/XX/2018 borrower stated they tenant missed payment and scheduled payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and noted with corrections made to the payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5846341251 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower stated spouse was une[mployed but is now working and scheduled payment for 06/XX/2018 and stated they are about to retire. Comment dated 05/XX/2018  borrower stated they are trying to catch up and
                                           RFD was death in family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2010.  Case was terminated on 08/XX/2017. Case #XX-XXXXX was cited as being dismised on 2/XX/2010
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2525413618 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in o make sure payment was made with the correct account. The customer also stated rep told her she still has another late fee. Advised the customer she only has one and she paid it today so her next bill might still reflect that fee because it was generated before the payment was made but it will clear out. on 5/XX/19 the borrower promised to pay $214.59 by may 31 via text reply.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9491855573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  borrower called in to make their June payment in the amount of $529.12 and to ask how to fill out the ACH form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7756486556 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower made March payment and was advised of fee waiver with new loan transfer.  Borrower was
                    from mortgagor         provided free payment methods as well.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Name mismatch on credit report disputed. Correction was made.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2308415702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1687414937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and made a payment in the amount of $1489.55.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7590096392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment in the amount of $1110.68.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2426383135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to schedule payments for 5/XX/19 and 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3105602400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  borrower called to make payment $697.80
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2285778859 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2017.  02/XX/2017 inbound call advised borrower of total amount due $ 1,355.66 , borrrower scheduled
                    and documented         payment $2502.26  late fees were waived  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4157218799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower advised rfd was loss of rent as they rent the lower level. They now have a good renter and will be good going forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6644265989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $889.71 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2592145820 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The co-borrower calling in to inquire as to why we did not accept the payoff or less than the payoff amount. The representative advised it was due to legal guidelines and could not be accepted as the account is delinquent and also advised the payoff was misquoted without the total amount due that is open for
                                           $3883.07 and was advised to bring the account current and sent the remainder by check for the principle and to put a note stating to apply to principle and it will be done, provided the account is current. The representative advised the co-borrower to continue to pay the mortgage on time to avoid fees until the principle due exceeds the payment due and the servicer at that time will request all that is due, regardless to the amount due being more than the mortgage payment and that is called a low balance. The borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1941582203 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called on 12/XX/18 to advise a payment was made but that it might not clear because of an error.  The payment history was reviewed and a $2428.48 payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was note on 11/XX/18 due to Hurricane XXX.  All repairs were completed and claim was closed.
8912523361 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in regarding payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6659359847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8522189292 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5102859754 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in regards to late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4576156470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer advised the customer that the payment made on 03/XX/02/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8624956685 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  The borrower advised on 06/XX/2019 they were not ready for an inspection yet.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on 04/XX/2019 to report a claim for fire damages caused on 03/XX/2019. The claim was classified as enhanced endorse and release. A check for $19,698.21 was received on 04/XX/2019. The check was endorsed and released to the borrower on 04/XX/2019. The comments indicated an inspection showing 90% of repairs completed was needed to close the claim. The borrower advised on 06/XX/2019 they were not ready for an inspection.  The damage repair amount is estimated at $19,698.21.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3189912269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in to get a breakdown of his payment. He wanted to know how much he paid in principal, interest and escrow. he also requested to receive billing statements but was advised due to discharged bankruptcy not able to receive them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3980887964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower mailing check today
                                           03/XX/2019-Borrower called to schedule payment. Welcome call was completed with borrower and prior to advising borrower they would not be able to make a payment until nest week awaiting for code 86 to be removed from the loan. Comment dated 12/XX/2018 borrower called due to having issues with the website not accepting their routing number and associate scheduled payment for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 08/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1268863543 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1665376801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call, advised borrower of total amount due, borrower set up payments $1954.97
                                           05/XX/2019 and $1954.97      06/XX/2019

                                           Borrower called and completed a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3119103892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer informed the borrower on 06/XX/2019 that the payment increase is a result of a change in the escrow amounts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7695504746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower's spouse, who is authorized to speak on the account, called in and discussed options with the sservicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9217477807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled payments for 4/XX/19 and 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3754499942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired about insurance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2000802281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 - talked to borrower - processed payment in the amount of $792.90
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4305941345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  borrower called not able to make january payment. RFD out of work made payment arrangement
                                           $1625.00 02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4589403542 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4218234386 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 02/XX/2019.  Borrower stated a lot of income after her husband died and hasn't been able to get caught up
                    - Executor/Heir exists since then. Advised to talk to new servicer about repayment plan options. Borrower made a payment in the
                    to dispose of          amount of $1140.50 effective 02/XX/19.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    property; identified   identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3493991017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6296866875 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Collection comments indicate borrower called to ask for his payment to be moved.  Borrower asked how much are his late fees.  Advised the borrower that his late fees are 28.02 every time he is late.
                                           Borrower advised the payment  was delinquent due to a reduction of his income.  Agent went over the financials and future payments.  Agent informed borrower of payment expectations and consequences.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7454954799 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called made sure autopay transferred, completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7517451175 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and state dthey were just aware of loan transfer and made the March payment and scheduled the April  payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3819115034 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Inbound call handled by IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1116480374 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called to get payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9397829745 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of total amount due and made a promise to pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6691835107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Refinance application inquiry
                                           02/XX/2019-Talked to the borrower and they called in about the transfer of the loan.  Advised the borrower that the loan would be transferred to Mr. Cooper on 3/XX/19.  Advised the borrower of the information about transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8361815272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4576611454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Collection comments indicate borrower called to confirm if we received the payment.  Agent confirmed receipt.  Borrower inquire why the amount was higher and agent explain it was due to statement printed before payment received.  She informed the borrower she also had additional fees and if further
                                           explanation is needed she can send her request in writting to CGA.   Borrower provided the date of when the
                                           next payment will be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8820270340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to pay the reinstatement amount of $1914.51 over the phone. She was advised that she needs to wire the money or send in a cashier's check. She states that she will go to her bank to send in her reinstatement funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7244456088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower and authorized third party called in to check account status and advised the April & May payments will be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
6280701999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called in to discuss the double payment that she found on her statement. She states that she gave Seterus to make a payment on the 1st and 15th and would like to make sure that this will not happen again. Borrower set up a payment in the amount of $531.41.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6154383513 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower called in to find out where he can send in his dispute regarding corporate charges. He also requested his modification documents that he did not receive.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 02/XX/2019 asking for the address to submit a written dispute regarding the corporate advance fees. There was no evidence of the borrower sending in the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1701087395 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 09/XX/2017.  Borrower called in to have a payment moved to 09/XX/2017.  Borrower is deceased and Executor/Heir
                    - Executor/Heir exists exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    and documented         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8583303522 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower contacted for total amount due. Borrower wanted to follow up on the modification.
                                           Servicer advised of documents needed to complete the review. Borrower wanted to know total amount to bring account current. Borrower would rather bring account current since spouse has been paid back over $60,000 and income will increase due to season.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1706805212 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3017515204 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7466269865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower was advised of total amount due and stated the reason for default as illness of family member.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6560214868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  10/XX/200174 inbound call borrower calling to inform that September payment will be late, advised borrower of total amount due $1399.4, processed payments $674.49  10/XX/2017 and $743.26 10/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2504365124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 inbound call borrower inquiring about amount to bring loan current, transferred call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3223463835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment  for 04/XX/2019 in the amount of $8,187.72 to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property was located in the FEMA disaster area of
                                           Hurricane XXX, no property damage was reported.
2306538243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regarding corporate advance fees and lender paid expense.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6431343170 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5487974011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4594554461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3003817688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in to find out why the mortgage payment has not been withdrawn from their bank account. The agent noticed the bank account number for the last payment was incorrect.  Borrower updated the bank account information and made a payment in the amount of $1051.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4159750703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to check on HOI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9427116196 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called in to discuss general account information and scheduled a payment for 07/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5096274895 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in to inquire about general account information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing credit showing loan was 10 months past due  and was advised to send the dispute in writing. Borrower wanted credit report to be fixed immediately.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8981703660 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2]                    04/XX/2019.  Borrower made a promise to pay
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance claim but    FORECLOSURE: No evidence of current foreclosure activity.
                    unclear who holds      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    funds or covered by    LITIGATION: There is no evidence of litigation on the file.
                    bid                    TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 12/XX/2017 a claim was initiated for wind damages caused on 12/XX/2017. A check for $14,033.46 was received on
                                           01/XX/2018. All funds were released on 02/XX/2018. A second check for $2,845.64 was received on 03/XX/2018.
                                           The second check was endorsed and released on 03/XX/2018. The notes stated an inspection was needed showing
                                           90% of repairs completed was needed to close the claim. There was no reference to any repairs being completed.
                                           The damage repair amount is estimated at $17,879.10.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported. On 05/XX/2017 a claim was initiated for water damages caused on 12/XX/2016. A check for $4,563.48 was received at that time. The notes on 06/XX/2017 stated
                                           all funds were released and the claim was closed.
3348431687 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made promise to pay.  Borrower declined option of providing email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9761986658 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2141479276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower verified Demographics on welcome call and made a promise to pay $1638.38 by 4/XX/2019..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4081584347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding wanting to consolidate debt. Borrower was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9097768377 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss her account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3042626549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  borrower called unable to make payment self employed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3197746278 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9805680969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7148283548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get information about the servicing transfer of the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7178424172 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Customer called in for claim information. They requested that a 100% inspection be performed.
                    bid                    Borrower is deceased and Executor/XX/26/XX/28/XX/28/2019 for a 100% inspection to be performed.  The damage repair amount is estimated at $14,437.65.  Property repair is in process.  The property condition is UTD.  The
                    [1] Mortgagor Deceased current occupancy status is owner occupied.
                    - Executor/Heir exists ADDITIONAL INFORMATION: NA
                    to dispose of
                    property; identified
                    and documented
7822689189 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 12/XX/2018.  Authorized third party called in to make a payment and will bring loan current by the end of the
                    - Executor/Heir exists month. Gave reason for default. Servicer advised would call every five days and of the payment change in
                    to dispose of          escrow.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The
                    property; identified   date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6050638846 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called wants to move payment to end of the month, borrower made payment $600.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3083371405 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay in the amount of $1084.80.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2547130357 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called on 06/XX/2019 to discuss the escrow shortage.  The borrower stated their
                    and documented         spouse was deceased, and the servicer advised to send in documentation so account can be updated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4330497042 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower authorized a payment in the amount of $1000.00  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9519561666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called and scheduled a payment for 6/XX/2019 and also had their website password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6903882305 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called in to check the status of the account and made a contractual payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9688444793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower inquired about sending in additional funds toward principal
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4855204946 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 2/XX/2018, borrower called to get assistance with online account to make payment on the TAD.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2870046149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call

                                           borrower called stated is sending more to pay down principal but went towards march installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9131222189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment to bring the loan current. Borrower has funds saved and received Christmas bonus to make payments. Borrower set up payments.
                                           04/XX/2019 - borrower called requesting their loan number to log into the website to make their April payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2575153900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see about the payment was made on 5/XX/2019.  It did not go through due to
                                           NSF.  Borrower went to bank to put the funds in and now waiting on payment to resubmit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7642089341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower was called and a payment was requested. The borrower explained that the payment was made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4998681277 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Customer called in for status on the account and paid $628.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4186690696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8225159537 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower logged onto website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3545929233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in about his escrow account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8317113738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1120166901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8426962617 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Customer called in to confirm that account was in good standing .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3190702735 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7132817586 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called about a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8654768609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call from new servicer was made to borrower on 3/XX/2019.  Servicer spoke to borrower multiple times between 9/XX/2018 and 2/XX/2019 regarding payment options and setting up payments.hat was already scheduled with old servicer.  Servicer spoke to borrower on 1/XX/19 regarding payment status.
                                           Servicer spoke to borrower on 12/XX/18 regarding payment options and setting up payments.  Servicer spoke to borrower multiple times regarding reason for default being excessive obligations and income declining.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7613702888 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Collection comments indicated borrower wanted to dispute the legal fees on the account.   Advised
                                           borrower loan is coded as being disaster impacted due to not being able to work for a couple of weeks.
                                           Borrower stated  her income has not been affected and will be able to make the payment.  She does not need assistance.  Agent advise the total amount for February of 291.08 which will take care of the previous month late fee too.  She advised she will take care of it but did not wish to set up a payment.  Borrower hung up because she could not continue call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6446922616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  spoke to borrower, did not know he was so far behind, transferred to late stage department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1978591726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower wired  payment at 2 pm.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2240085133 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  Called borrower to discuss the payment due on the loan. Borrower states is catching up due to
                    from mortgagor         costs of property repairs, states will make payment $503 by the 15th of month. Rep advised borrower to use
                                           IVR. Borrower sometimes sends certified check and states at work and had to go per borrower request.Borrower promised to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 06/XX/2019 referenced a credit dispute was received. The notes also stated the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.  The proof of claim was filed 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8949376384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the customer called in to cancel scheduled payment on 06/XX/2019 and bring the account current today.  The customer made promise to pay $734.92 scheduled for 06/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6779614813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in and said she had already overnight the check since the 19th. She verify it was a check for 870.50. Borrower stated her tracking number was in her car, which her car was like 20 minutes away from where she was. Rep asked borrower to hold to do a check in. Borrower stated the reason for delinquency was due to son been ill and it was temporary.  The call suddenly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6222492891 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2151671042 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    05/XX/2019.  The borrower scheduled a payment for 05/XX/2019 in the amount of $1095.45 funds held by servicer EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason
                    with indication of     is Inspection repair dispute.  The dispute is resolved and the status indicates Servicer responded and appears related contractor bid issue is closed.  The borrower disputed the % completion of repairs based on inspection.  The servicer
                    sufficient to cover    discussed repairs completed and ordered a new inspection.
                    repairs                REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Verbal Dispute -   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Servicer responded and LITIGATION: There is no evidence of litigation on the file.
                    appears issue is       TITLE ISSUES: There is no evidence of title issues.
                    closed                 PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for flood damage that occurred on 08/XX/2016.  Claim funds in the amount of $78863.31 were received.  A 65% inspection was noted on 03/XX/2018  and funds were released to the contractor.  The claim check wasn't cashed and the funds were redeposited into the escrow account on 09/XX/2018.  The borrower stated
                                           the contractor had been paid in full and wanted the remaining funds released on 10/XX/2018.  Funds remain in the escrow account as of 03/XX/2019 and there is no evidence of a final inspection.  The damage repair amount is estimated at $78,863.31.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 08/XX/2016.
8570121525 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6707655401 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower stated payment mailed last friday- does not have email to pay online.
                                           On 03/XX/2019 Borrower called to make a payment. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9889128367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower was calling in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2017.  The proof of claim was filed 01/XX/2012.  05/XX/2017
                                           Commentary states Bankruptcy closed without discharge.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5379189803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see why they received an escrow check.  The call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5279536262 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  On 03/XX/2019 Borrower called in reference to making a payment using bill pay. The representative
                    - Executor/Heir exists confirmed information and provided welcome correspondence.  Borrower is deceased and
                    to dispose of          Executor/XX/06/XX/29/XX/15/2016.
                    property; identified
                    and documented
5458210517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  07/XX/2017 inbound call borrower inquiring about amount due, advised borrower total amount due.
                                           borrower credit report showing negative rating. went over payment history for 2015-2018 with borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2811226089 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  Authorized third party called in to make a payment on behalf of the deceased borrower and was
                    and documented         provided the address where to send the death certificate.  Borrower is deceased and
                                           Executor/XX/13/XX/14/XX/28/XX/14/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8927770781 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in regarding auto draft and questions and regarding general account
                    and documented         information.  Borrower is deceased and Executor/XX/24/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8852022265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3494669766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 03/XX/2019 Borrower called in reference to increase payment. Borrower was advise the payment increase was due to escrow analysis. Borrower was transferred to the escrow department for further assistance.
                                           Borrower was advised to shop around for cheaper insurance.

                                           On 05/XX/19 Discussed how to make payments for the escrow, promised to pay $2689.36 by 5/XX/19 and $1323.06 on
                                           6/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5867951704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  called borrower, advised of amount due.  Payment scheduled for 1/XX/2017 and 1/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5778346337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2818588983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to discuss the scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8030828885 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called in to dispute credit reporting, agent provided borrower with email address to submit dispute for research
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a proper late reporting and was advised to send in a written dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4843311471 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower stated autopay was not pulled from bank account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5332390393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called inquired about general information on the account and what is needed for the new payee. Borrower scheduled payment for 05/XX/2019. Completed welcome call update borrower information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8622531725 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Third party (attorney for the estate) called to check the status of the  payment and was advised
                    and documented         authorization is needed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9321834821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to  make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5108764206 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      09/XX/2018.  The borrower was advised of total amount due and inquired about refinance.  Borrower is deceased indication covered by  and Executor/XX/21/XX/21/2018.
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
1856635065 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower inquired on if the payment for the permanent modification could be sent in. Borrower was advised to return the modification signed and borrower stated that they would include the payment in with the returned loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7356411025 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2016.  Borrower 2 called - spouse has passed away. borrower will pay off loan, will send death cert, to
                    and documented         get spouse off loan will need to refi. payoff letter will be needed to pay off loan. was not affected by natural disaster.  Borrower is deceased and Executor/XX/21/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4308627471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  B1 requested a speedpay payment online and unable to login.  Advised B1 can secure payment by phone with no fee.  Reset password for borrower and advised it can take up to 24 hours.  Payment in the amt of
                                           $1105.07 made.  Advised borrower that seterus is not responsible for any returned checks or fees used by this data.  Declined to post date future payments.  Emailed confirmation to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8258107798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The authorized third party called to make a payment. The reason for default: had to close account in April and spouse gets paid by commission. The representative went over financials and advised of 5/XX/18 demand letter sent 6/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7665735972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- 3rd party made payment over phone set- up reinstatement
                                           03/XX/2019-Borrower called to inquire on loan transfer. Provided account number and expectations during the boarding process. Scheduled payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3973795765 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The borrower called to see what happened to funds they sent in 10 days ago.  The servicer advised
                    and documented         this was due to loan being in foreclosure and funds were less than amount required.  The servicer gave the borrower a reinstatement quote and the borrower will be wiring funds in.  The borrower said they had three deaths in the family to deal with and fell behind.  Borrower is deceased and Executor/XX/27/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1660232688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called to make payment processed payment and provided confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9165648349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call made to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8828471432 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower was advised the Trial modification was completed and the final modification was sent out. The borrower agreed to set up the 1st 3 payments for 5/XX/2017, 6/XX/2017, and 7/XX/2017 for $428.57 each.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 09/XX/2018 referenced the property was located in the FEMA zone for
                                           Hurricane XXX. No damages were reported.
1334418264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and made a payment to bring the loan current for the month of
                                           7/XX/06/XX/06/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9888981104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to get his online password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5930399610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called and stated they are going to make a payment Tuesday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4273997959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to see what the fees are. The representative tried to tell the borrower on what they are, but couldn't find out what they are and put in a research request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8797352382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower attempted to make payment but due to loan transfer, agent was unable to accept payment.
                                           Agent advised borrower to call back following day
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8413601603 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/XX/22/2001.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    property; identified   reason for default with the information provided.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6888977983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized 3rd party called to find out why the servicer keeps calling. The agent advised that the borrower is late on the payment.  She stated that her mother is in the hospital gravely ill. She requested that the servicer stop calling multiple times a day . She is going to the  bank this weekend to find out why she is late  on payments with seterus.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6313869641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in for escrow balance.  Borrower stated insurance company had dropped his insurance. Transferred borrower to insurance department. Borrower stated a refund check was sent to him.
                                           Advised the borrower to hold on to the funds until he finds a new insurance company so he can credit the funds
                                           to his escrow account.   No additional information or details provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2921757750 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  The borrower called and promised a payment of $898.40 via the website by 4/XX/2019.  Borrower is
                    - Executor/Heir exists deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    to dispose of          unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9969547950 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to go over their escrow review statement and shortage. The customer also stated that we have the wrong premium amount for their insurance. I advise the customer shortage is due to minimum required balance not being meet and that if  we get new premium amount and updated escrow then we can run new escrow analysis  to reflect in the analysis. Provided the number to insurance department to update the insurance premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4217793797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower asked agent if their fax regarding the insurance policy had been received; agent advised it had not.  The borrower stated another fax had also been sent about a property line adjustment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6387501628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with the borrower and provided their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7527924912 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1275448358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicate borrower called to schedule payment for 2/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4076247408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower was advised that the modification is complete and she will be able to go online and schedule future payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3337164409 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  Borrower made payment by phone.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 06/XX/2019 referenced a credit dispute was received. The notes also stated the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3396410247 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and scheduled two payment for 06/XX/2019 and 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1490081242 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2019.  7/XX/17-The non authorized party called to make a payment in the amount of $1900.00 for today the
                    - Executor/Heir exists payment was processed, the non authorized party also wanted to schedule payments for the next 2 months the
                    to dispose of          servicer advised without authorization they could not give any account information, the non authorized party
                    property; identified   said she would call back and disconnected the call.
                    and documented
                                           On 05/XX/19 the daughter of the deceased called to make a payment of $847.77  Borrower is deceased and
                                           Executor/XX/11/XX/31/2017 the account noted, the property was located in disaster area of Hurricane XXX, no property damage was reported.
3844839038 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: No evidence of recent contact with the borrower.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance sufficient   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    to cover repair        reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was reported for wind damage that occurred on 06/XX/2017.The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed or funds received.  The claim was closed on
                                           03/XX/2019.  The damage repair amount is estimated at $25,722.05.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2018 - Comment states, claim filed by borrower due to water damage for approximately $15,161.20. No additional information in file.
7872375161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2019.  Active bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8514742668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.  The servicer went over welcome call information and
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8170139220 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to see why bi weekly payment were not set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5464127699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called on transfer.  Advised would transfer 3/XX/2019 and to pay the March installment to new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4743591574 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          08/XX/2018.  Borrower called to ask how to have their child take over the mortgage and was advised they would indication of related  need to refinance the loan.  Provided them with principal balance of $50,030.84.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    repairs                reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On 08/XX/2018 a claim was initiated for fire damages caused on 07/XX/2018. A check for $11,565.87 was received on
                                           08/XX/2018. All funds were released on 09/XX/2017. The comments stated an inspection showing 90% of repairs completed was needed in order to close the claim. The status of the repairs were not provided.  The damage repair amount is estimated at $11,565.87.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3149643578 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Last borrower contact on 01/XX/2018, borrower called saying they will pay online on Saturday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9102710024 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to make payment, informed of late fee after the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5562023668 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6838242964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower wanted to know about the increase in payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A non-monitored insurance claim was filed for hail damage sustained on 03/XX/2016.
                                           The claim was closed on 08/XX/2016 as all recovery funds totaling $8,960.36 were released.
8521091645 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8871260538 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 06/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1610786623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in discuss their payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9994110646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower mailed her payment- advised to write he loan number on her check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7672622731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1993678989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call completed updated borrower information. borrower scheduled payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3837205720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to make a payment. Borrower asked agent to waive late fee. Agent advised unable to waive late fee and borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5004709660 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A monitored insurance claim was filed for wind with hail damage which was sustained to the subject on 04/XX/2016 per notes dated 05/XX/2016.  The claim was closed on 07/XX/2016 as all recovery funds totaling $6,170.21 were released and the final inspection confirmed 100% completion of the repairs on
                                           07/XX/2016.
3777805101 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss lowering the interest rate the call was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
2372565896 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about the escrow account and to make a payment. Servicing problems noted as the reason for default as the company was closed on Saturday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5693484290 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3543638170 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to get overnight address to send payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6875951243 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  A non authorized party (ex-fiance) called to request to add her to the account, the servicer advised the only way is to refinance and provided the number for quicken loans.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1441356417 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see why the payment didn't go through.  Agent said it was showing as a money market account.  Borrower stated will call back tomorrow to make the  payment, and agent waived late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4112337152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to pay $379.35 by 04/XX/2019 and $379.35 by 05/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9446255415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called and make a payment in the amount of $$684.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8088165194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower call to request to reset password and walk through the setting up process for auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4368638138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower stated has short term disability but hardship is long term and has no income but wants to be able to make the November payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3862836897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Outbound call. The representative advised the borrower of the total amount due. The borrower wanted to know why the loan was transferred from previous servicer without the borrower's authorization and stated the spouse handles with the payments. Line disconnected while the representative was checking the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7799565497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called in to verify reinstatement amount and said will be sending in shortly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2825235942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The representative advised the borrower of the total amount due, gave ACH, and offered to take payment, but the borrower declined. The representative advised the borrower may receive additional calls/XX/16/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8643888517 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5772253886 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the borrower called to make a payment in the amount of $934.84.  The borrower stated the reason for delinquency is excessive obligations, was getting caught up on other bills
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2135567665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  (03/XX/19)The borrower spoke to the servicer about making a payment and welcome call information.
                                           The servicer advised them of knowyouroptions.com.

                                           06/XX/19-The borrower promised to pay $727.99
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5161368429 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8092170701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower was contacted about the November payment.  Borrower stated will contact the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8549950053 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7076618610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Spoke with borrower, borrower advised he mailed check iao $546.69 on 11/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9432612333 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Customer calling to make two payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1849037486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3657094066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment in the amount of $1355.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5788146629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Comments from 7/XX/18 indicate borrower scheduled payment online. Servicer confirmed and advised next due date 8/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1984936359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and scheduled a payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8119396032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower advised agent that already has a payment setup on bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2155804147 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and stated that they had just had knee surgery and could make the February payment and the next payment due, next week. The agent completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4501742226 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment effective by 3/XX/19 and to go over loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2145931769 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 11/XX/2017.  Borrower called and advised a check was mailed two days prior.  Borrower is deceased and
                    - Executor/Heir exists Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2933678155 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Outbound call was placed to collect on total amount due and borrower advised that he would have his wife make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4091514605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4283251061 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 02/XX/2018.  The representative called the borrower to secure payment. The borrower stated the co-borrower is
                    - Executor/Heir exists very ill and is taking care of the co-borrower and because of this daughter is paying for all of the bills and
                    to dispose of          stated would be paying online. The representative advised the borrower to send in an authorization form to add
                    property; identified   daughter in order to speak with us and the representative advised the borrower on how to get the form and to
                    and documented         fax it. The borrower stated will get that faxed. The borrower wanted to know when mother passes what needs to
                                           do. The representative advised to send in a death certificate so that will be on the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2967533380 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to reset their online account stating they were locked out.  Agent resent the email verification and offered to take the payment by phone.  The borrower refused.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: XXX Hurricane XXX (DR-XXX) 8/XX/17 with no property damage reported.
3758645554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment to account in the amount of $140.30 Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted 08/XX/2017. No damage reported.
9578769510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called to find out how to request escrow removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3489497017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Called borrower, states was affected by disaster, declined forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property affected by natural disaster, Hurricane XXX dated 9/XX/2018, no damage noted
                                           to property.
8676616224 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to see if payment had been posted. Borrower ptp $1128.51 by 7-16-19 via IVR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8707222617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to get a reinstatement quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1884989801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3297828064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to ask about 33 years left on their loan.  The servicer advised them this was due to previous modification.  The servicer also advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1044451768 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower asked status of account.  Advised current until 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4910710717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment in the amount of $1455.68.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3678725425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 outbound call borrower wanted to schedule payment, payment already set up through ach

                                           The borrower made a promise to pay in the amount of $472.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on
                                           10/XX/2018. No evidence of damages.
8159745502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to advised of the change in insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5128047606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment to account via Speedpay. Agent took payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5667177645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to advise will be sending the reinstatement amount of 6,892.62 via certifed check to the overnight address provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
9612736008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to find out if his autopay transferred with the loan.The agent advised that the auto pay did not transfer and he states that he will set it up online. Borrower promised to pay $285.25 by
                                           03/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5588887720 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   01/XX/2018.  1/XX/2018- Borrower spoke with agent discussed account status and default due to family illness.
                    Servicer responded and Borrower stated had to take off work to care for the family member used rent to pay other expenses.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason
                    closed                 is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit Bureau dispute resolved on 6/XX/19.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5825944049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to make a payment. Borrower was provided with know your options for available assistance. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8580009820 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower was advised of the total amount due and the new payment amount.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute - borrower was unaware of a short payment made some time ago
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9956031111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in a promise to pay $370.08 by 06/XX/2019 via IVR, for June's payment.  CRU lead offered and borrower denied the offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  6/XX/2019-Inbound bankruptcy call.  No additional details within 3 month review update.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5329956113 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  On 01/XX/2017 Authorized third party called to inquire amount of interest paid in 2014, 2015, and
                                           2016. Third party was advised of this information.  Third party requested amortization chart. Third party was advised the chart was sent.  The monthly installment was also inquired and provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1775704412 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  10/XX/2018.  The borrower called to get the new payment amount and was informed it was $370.63.  The customer
                    insurance sufficient   requested a new escrow analysis.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The homeowner reported roof damage on 01/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3443904506 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1050929283 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower advised would send in monthly payment threw bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7632359426 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  On 06/XX/2019 the servicer spoke to other party whom claims to be a potential successor in
                    - Executor/Heir exists interest.  The other party inquired what is needed to be confirmed.  The servicer advised need SII
                    to dispose of          documentation, deed and death certificate.  The servicer also went over payment and provided general account
                    property; identified   information  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                    and documented         The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4294365066 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The called in about refi options advised we are servicer of the loan not lender provided number to lender.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5990001257 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The customer called in disputing a payment that she made on 2/XX/2019. I advised that the payment
                    and documented         was not received until 03/XX/2019 due to  the transfer but was already posted on her account and she  is current till May.  Borrower is deceased and Executor/XX/30/XX/28/XX/4 due to the transfer but was already
                    [1] Verbal Dispute -   posted to account and she is current until May.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1290302598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to verify that payment was applied and to state that per FEMA they are no longer in a flood zone and wish to drop flood insurance coverage. Borrower will send proof to have the flood insurance requirement removed from loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4146932362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and  made a payment in the amount of $596.26.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6195651527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Authorized user called in regarding whether there was an update on the corrected property address. The rep confirmed it was still being researched and an email was sent to title services.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2865848436 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower contacted the servicer on 10/XX/2018 to schedule a payment in the amount of
                                           $2,120.21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5022976016 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Advised customer that payment changed 10/2017. TAD provided to bring account current.  Borrower agreed to make payment but refused to pay corporate fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4585310436 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Per commentary dated for 04/XX/2019 - Borrower called inquire about account information.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3710667868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Advised borrower that trial is complete. Borrower stated she received final docs and confirmed new payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9408184463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to complete a payment in the amount of $649.87 dated for 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9372194735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Agent called for payment and borrower stated he would make two payments in the following week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4774485770 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment and obtain general transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6224916445 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  The borrower called about the mod status.  Borrower is deceased and Executor/XX/03/2010.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2374064790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer went over new loan number and welcome call information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8904569044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4559578462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called to secure September installment and also secured October installment as well.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3561949245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The last contact with the borrower was on 12/XX/2018. The borrower set up a payment and discussed late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5336340985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called advised default  long term advised the borrower last modified in 2014 cannot guarantee modification will be offered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9725111041 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states spoke to borrower and borrower scheduled a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7171807239 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called because they needed a new loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7199815727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower said does not handle the payments and does not know anything.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8618192233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower scheduled payment for
                                           4/XX/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4624789402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  a 3rd party called in to advise that the customer passed away, and a payment was provided
                                           Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7253326933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to inquire about payment and was advised it had been returned due to insufficient funds.  The reason for default was due to business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9442026262 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8151775220 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $1575.14.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4340486986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Advised borrower payments can't be made over the phone due to 4 returned payments. Borrower advised that paycheck was being deposited a few days after it was suppose to. Advised borrower to mail in the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9882951750 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Spoke to borrower - promised to pay by 4/XX/19. Welcome call complete. Adv borrower the online
                    and documented         info on insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6622051575 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2017.  Borrower called in responding to a modification letter she received stating she is not interested in assistance.  She also disputed her credit reporting history and asked how to get it corrected.  Agent states he will put in a dispute request.  Borrower also had questions regarding hazard claims.  Agent offered to transfer her to that department but borrower declined and ended the call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 09/XX/2017 the borrower made a verbal dispute about the way their credit history is reporting.
                                           After a review of the issue it was determined the loan should not be reporting to the credit bureaus due to a discharged bankruptcy in 2015. The comments on 09/XX/2017 stated the information was updated and an audit was submitted with the credit bureaus.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2005.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 06/XX/2017 a claim was initiated for wind damages caused on 04/XX/2017. An inspection was received on 08/XX/2017 showing all repairs were completed. The notes on 09/XX/2017 stated all funds were released and the claim was closed.
6565330779 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9529965960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay $402.42 by 7/XX/19 via bill pay.  Third party called in to get information on payment changing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2016.  The comments on 02/XX/2019 stated the bankruptcy was discharged on 01/XX/2019, but it remains active. Comments on 03/XX/2019 and 03/XX/2019 confirms the bankruptcy is still active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3297647094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in to review the account and promised a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2018.  No damages were reported.
1214819051 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borr called acct info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1949602401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower asked about homeowner's insurance cost.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3943428669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 outbound call advised borrower of total amount due, advise borrower of know your option site. borrower advised she has autopay set up

                                           Borrower advised they made the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5086201958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5683366085 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2017.  Borrower called in to ask for mailing address to mail a check to.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2865703260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower made a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1696641178 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called about the loan transfer. Agent advised the loan is set to transfer 3/XX/2019 and there will be more information sent in the Goodbye Letter. Loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3604632941 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Welcome call to borrower completed, demographics verified. Borrower requested all Modification indication covered by  closed as borrower does not want to be reviewed again.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 02/XX/2019 advising they be receiving an insurance claim check and discussed the process for getting the check endorsed. No further information was provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
6195569732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7166008087 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2017.  The borrower called in to inquire about their payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute regarding the borrower's credit reporting.  The servicer resolved the issue on 1/XX/2017 by submitting the correct information for reporting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7777007533 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment and discussed the servicing transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3689757520 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower promised to make a payment on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2943143611 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 06/XX/2019 a third party answered and stated the borrower was unavailable. The borrower called to setup payment advised collection calls will continue until loan is brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3697977416 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The servicer called the borrower for installment payments. The borrower advised that she make the payment online on 12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6641451210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called with questions on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4660364583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called as 2 payments were taken out of bank account.  Advised borrower set up 2 payments via the internet, on on 5/XX/9.  Could wait 14 days  or send in letter on bank letterhead payment not being returned for NSF. Borrower stated will go to bank and dispute payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5003388827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Reason for default: the borrower stated off and on/XX/14/XX/14/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1734276861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Called Borrower; Borrower had misread amount due on last statement  Waived late fee, processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9873730371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9797013135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4069246365 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Contact made with the third party. A payment was promised for $352.93 via the mail by 5/XX/2019
                    and documented         and 6/XX/2019.  Borrower is deceased and Executor/XX/17/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1025866974 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  Borrower made payment by phone  Borrower is deceased and Executor/XX/21/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3620825569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment of $429.83 for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4671335800 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         07/XX/2017.  Call was from authorized 3rd party who advised was waiting for modification to be executed.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The account is in BK status however I am unable to locate notes verifying the details.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2067865730 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss the refinance the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1708494070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1971494824 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  05/XX/2019.  The borrower wanted to know when credit reporting would begin after the servicing transfer and
                    Servicer responded     was told 60 days after.
                    within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the further communication  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    from mortgagor         days and no further communication from mortgagor.  Keyword found in comments with material impact. The necessary fields have been updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8780640534 2        [2] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    mortgagor still        03/XX/2019.  The third party declined to provide information aside from confirming borrower authorization.
                    questioning servicer   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Escrow impound dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  The borrower submitted a written dispute on
                                           03/XX/2019 with regard to their impounding of escrow items.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8400877426 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to make payment in the amount of $850.84
                                           10/XX/2019-Borrower was contacted and stated to stop calling and discontinued call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3353974271 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 07/XX/2016.  Authorized third party called to verify account current and wanted ACH form sent .  Borrower is
                    - Executor/Heir exists deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    to dispose of          unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2894500271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested paperless billing and to discuss a modification review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6956332732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and scheduled two payments for 7/XX/19 and 8/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7941450239 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  On 03/XX/2019, the child of the deceased borrower called stating they were the executor. The
                    - Executor/Heir exists third party inquired what documents they needed to submit since the recent service transfer.  Borrower is
                    to dispose of          deceased and Executor/XX/10/2012.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4930919416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get  general info about their loan transferring.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2728418319 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in to see if she could make 1000.00 a month until caught up.  Borrower was dealing and traveling to tend to ailing elderly parents.  Borrower advised only option at this point due to foreclosure are reinstatement or modification.  Borrower stated they did not have access to retirement funds and was willing to try modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9135908131 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 05/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding a misapplied payment.  The servicer requested the funds be reapplied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2247408413 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, confirmed borrower that his payment has been posted to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5213702848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1467865483 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The representative advised the co-borrower of the total amount due and last modification 12/XX/8.
                                           The co-borrower made a payment today. The ACH was discussed, ACH for mailed via task desk, escrow shortage discussed, effective 2/XX/18 new increase $27.78, and shortage spread over 60 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5623272992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/19, the borrower spoke with an agent and completed welcome call. Borrower was informed of servicer transfer details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 10/XX/2017. There were no damages reported.
3059255134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9240013649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower inquired about why they were delinquent and was advised funds were in suspense.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3499736577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding escrow account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7288770993 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 02/XX/2018.  Borrower was advised of total amount due on account. Borrower advised agent that will be sending
                    - Executor/Heir exists in final mod docs.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    to dispose of          documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5155885480 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to advise was interested in setting up auto-payments but was still waiting for loan to be removed from retention status. (Borrower reject loan modification)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4212846955 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower advised has been having marital difficulties and that payment will be made by borrower one.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7849731749 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment in the amount $1510.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6359577840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called welcome call completed updated borrower information. Borrower requested to change the due date advised showing a draft date of the 3rd of the month. Borrower did payment via bill pay for
                                           05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1306947792 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Third party (borrower's child) called to discuss the account since the service transfer. The
                    and documented         servicer advised they needed the authorization documents to discuss the account.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5423965831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9213137899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3662596480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment and the welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8967452196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer gave welcome call information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7080471326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called because getting delinquent calls- had been paying less due to escrow increased -
                                           no hardship didn't know payment went up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7196078007 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in payment inquiry borrower also wanted to make sure payment was received advised yes and provided information on how to contact research team for recovering corporate advance balance fees.  On 05/XX/2019 the borrower called about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5634506804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in regards to account status and advised that they would be taking care of the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3064097842 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for payoff information and was also provided with the total amount due
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7091626282 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called to make a payment in the amount of $1498.70.  Borrower is deceased and
                    and documented         Executor/XX/31/XX/01/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing property
                    [1] Verbal Dispute -   inspection fees. Representative advised to put dispute in writing (no letter received in comments).
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    appears issue is       reason for default with the information provided.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3581515989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3732899666 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower stated they would be mailing in mod the same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3627533900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to verify user name and have password reset. The mobile site is having login issues. Borrower promised to pay $1,221.30 by 07/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9210655210 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  Borrower called regarding negative credit reporting. Agent explained and advised accordingly. No further questions from borrower and borrower advised will make November payment soon that was returned.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3408034425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to verify payments made were received. It was confirmed payments were received and escrows were discussed. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7442101931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  01/XX/2019 outbound call advised borrower of total amount due 860.78, borrower stated she is not the responsible party.
                                           06/XX/2019 - borrower called with a promise to pay by 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2040553468 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called and statyed reason for default is he has been ill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6425548768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower was contacted and advised the loan is due November and December payments. Borrower stated will be making a payment today.  Property is tenant occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6420214005 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the customer was advised they are due for 6/1 and the customer said they will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3064570497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Auth third party called to make a payment iao $482.23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1903444379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer discussed payment, loan transfer and insurance related issues with the borrower. The borrower made a promise to make a payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9460736928 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018, the borrower called to verify account status. The borrower promised to send a payment via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9896726626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in about the transfer of the loan.  The client then advised the borrower that the loan would be transferred to Mr. Cooper on 3/XX/19, and advised the borrower of the info about transfer.
                                           06/XX/2019 - Borrower called with a promise to pay $514.46
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4331278793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called back because the line disconnected. She set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6407340143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19 the customer was contacted and a welcome call was completed, the customer completed an online payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5322748544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Comments from 3/XX/18 indicate borrower will accept mod trial. Borrower will mail payment by 4/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8188568846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The billing statement was reviewed and the increase in payment was explained.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Unable to determine bk filing date, case #, and current status.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5376172119 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The customer made a promised to pay.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1832209889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2142872792 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower ptp 359.82 by 6-25-19 via mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1624760188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower stated they would send in modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4475665414 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to change the date of their February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9604381560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower scheduled payment for 07/XX/2019
                                           03/XX/2019-Borrower promise to pay $824.26 by 04/XX/2019 via the IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was not affected by the FEMA declared disaster Hurricane XXX which occurred on 09/XX/2018.
1656286865 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay in the amount of $658.18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6813986369 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/25/2005.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9412936638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to payment information. Also promised a payment of $479.35 via Bill Pay by
                                           7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2011773802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 spoke to borrower about account and they said they mailed the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4010024626 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called in to make a payment and disputed the payment amount requested. The welcome call was also completed with the borrower.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 05/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2281445458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower emailed the servicer regarding their automatic payment not showing on their bank account.  The servicer responded to the borrower on the same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9643341946 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Water damage was noted and claim checks were sent out. Claim is closed but there is no indication of the status of the repairs.  The damage repair amount is estimated at $4,733.20.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 a claim was initiated for water damages caused on 09/XX/2017. The claim was classified as non-monitored. A check for $3,883.56 was received on 09/XX/2017, and endorsed/XX/25/XX/26/2017.
2461576732 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    04/XX/2019.  Commentary states borrower called in regarding the status of the claim on the account.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 09/XX/2018 a claim was initiated for hail damages caused on 08/XX/2018. Three checks were received on
                                           12/XX/2018 totaling $16,273.51. An initial draw of $13,444.57 was released on 01/XX/2019 to being repairs. An adjuster's report was received on 01/XX/2019 for $46,508.70. Additional funds of $5,263.22 were received on
                                           01/XX/2019. There was no mention of the borrower seeking additional funds from the insurance carrier. After the service transfer, the notes on 03/XX/2019 indicated the claim was classified as enhanced endorse and release. The status of the repairs was not provided.  The damage repair amount is estimated at $46,508.70.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5774111827 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inquire about the home still showing public auction and wanted to know how to remove it. The representative advised will email manager to have it forwarded to the Foreclosure department and we will work on it. The borrower stated will follow-up tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to Hurricane XXX noted on
                                           10/XX/18.. No damages were reported.
6549736911 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  11/XX/2018.  Last spoke with borrower when they called inbound to discuss the Hazard insurance and leaky roof
                    insurance sufficient   borrower was transferred to Insurance Dept. The servicer gave them the total amount due on the account.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported the roof was leaking on  11/XX/2018 and wanted to file a claim.  The servicer referred the borrower to the HOA.  There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2149469675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 advised borrower they are now current and of service transferring.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3122654902 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6159714327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower sent email requesting password assistance. The agent requested for borrower to provide screen shot.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7340672280 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower was contacted regarding the payment.  Borrower had medical bills in October and November due to family illness, but resolved. Agent advised of repayment plan. Borrower accepted the plan and set up 3 payments.
                                           05/XX/2019 - Borrower called to make payment in the amount of $2497.09 by 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1506831183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Outbound, Borrower said will pay on line by the end of the week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2115641287 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The co-borrower called in and told the servicer that they should not be on the loan due to divorce.  The co-borrower requested  a copy of the Note.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6204300962 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Called the borrower who advised spouse was laid odd and should be back to work soon processed payment and provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9969026292 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower promised to make a payment by 07/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 08/XX/2017 due to Hurricane XXX.  Damage was noted to windows and fencing and there is water damage to the walls and floors.  The borrower stated the damage is less than the deductible so no claim was filed.  Damage was estimated at $3500.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $3,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
5718416510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2085130016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower returned a missed call from the servicer, the servicer advised it was a follow up call because they just completed a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  BK chapter 13 discharged 05/XX/24/2019. No damages were reported.
3695617031 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2]                    05/XX/2019.  The authorized third party contacted the servicer on 05/XX/2019 to inquire about the receipt of a
                    Damaged/Occupied/FEMA  claim check in the amount of $27,360.41.
                    Zone - Active          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance claim but    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    unclear who holds      reason for default with the information provided.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 03/XX/2018 a claim was initiated for damages to the roof caused by Hurricane XXX on 09/XX/2017. The borrower stated at that time they had a claim check for $11,303.48 and the servicer was listed on the check .
                                           The borrower was informed of all documents needed. There was no evidence of the borrower sending anything in or completing any repairs.  The damage repair amount is estimated at $11,303.48.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
3230649989 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4221905467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 outbound call advised borrower total amount due borrower scheduled payment  $955.43 by
                                           06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9500625647 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower authorized a payment in the amount of $240.83.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8713187585 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Thew borrower called in advised borrower of trial mod that was just completed on the account and final mod docs have been sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3220858074 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8317100799 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower stated will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6233299287 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  05/XX/2019.  The welcome call was completed with the borrower and they scheduled a payment for 06/XX/2019.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The servicer noted a credit dispute as resolved on 3/XX/19.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There was no damage to the property from this incident.
9235666869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7730439377 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer called in to confirm payment information, fees, and scheduled a payment for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2350755766 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    04/XX/2019.  The customer called in and made a promise to pay.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 03/XX/2019 to report a claim for damages caused by a hurricane on 03/XX/2019. The claim was classified as monitored. The borrower called on 03/XX/2019 to verify the claim procedures, and was advised of the documentation needed. There was no reference to a claim check or any documents being received.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8535987702 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  On 01/XX/2019 the borrower called to inquire about the year-end 1098 tax statement.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and tiles and fence.  The borrower noted on 09/XX/2017 has not filed a claim due to the deductible being $4000.
                                           The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5180475651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/219, the customer called in to inquire about payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8282839668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  On 10/XX/2016 spoke about HARP program.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4590644449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower was notified of loan transfer and we completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5848799542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the customer called in and was transferred to matic insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9438418255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  the customer called in to make their February and March payment with late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3853079895 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2587358154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 outbound advised borrower total amount due

                                           The borrower spoke with an agent and discussed the modification and expectations. The agent updated all of their contact information and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2008 and there is no evidence of reaffirmation.  The commentary did not provide all of the case number.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2927000815 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower spoke to the servicer and set up 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5832546950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Notes indicate the borrower called to inquire that the credit report it indicates a higher principal balance for the current month. The agent advised of borrower making the January payment. The borrower agreed but advised the frustration of having the principal balance increasing ever since of being with current servicer and is ready to go to another servicer. The agent advised as of March 2019 the account will be transferring to another servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2011120397 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  A third party stated they would be sending in death certificate and stated they made a $5,000
                    and documented         payment the day before.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5259381274 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to inquire of account was set up with automatic draft. Borrower was advised the account was set up with draft set for 04/XX/2019. Borrower also wanted to have family member authorized on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6402369567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019 - Borrower called in requesting payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6796446183 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 04/XX/2019 stating someone called them saying their property was at risk of foreclosure. The servicer advised to disregard that the account was in good standing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6348276027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower made a payment to account and advised agent that they are self employed and have to wait until paid to make payment. Agent tok payment and provided borrower with confirmation number for transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2172436719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower advised owner occupied, RFD due to business failure -self employed, and would call back to review payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4590265583 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Commentary states borrower advised of payment expectations for the account.  Borrower is deceased
                    and documented         and Executor/XX/03/2001.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2448258880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated that the HHF program sent payment to servicer on 2/XX/19 in the amount of
                                           $762.06 that has not been applied yet.  The servicer set up a missing payment research request
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9223354547 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to have password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6750560659 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  0/XX/2019 - talked to borrower - verified demographics - requested payoff - advised no prepayment penalty
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5491328960 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6519410433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The customer called in to verify the status of the loan, confirmed payment changes made and advised negative reporting to continue on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2642857673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6001941302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower returned the call and was advised by the agent that just wanted to keep in touch.
                                           Welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1103326676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 inbound call advised borrower of total amount due $3830.33 advised borrower next payment due $1079.56 12/XX/201, borrower advised she gets paid on the 15th of the month and will make payment then
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8892037077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the customer called in along with Equifax to confirm the account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 01/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1166165021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to set up a repayment plan to help bring the loan current. Borrower stated can make 2 payments today. Borrower was unemployment in 2017 and has been back to work for a couple of months.
                                           Agent set up repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7525964707 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Agent advised borrower that account is not in Foreclosure and account has been modified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9956790056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get the correct payment amount so a payment could be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4097797191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The servicer advised the borrower of the foreclosure status and went over several loss mitigation options.  The customer declined the loan modification and will reinstate the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3992554085 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower stated a payment was made online but realized the month of December had already been paid for. Advised that the online payment today has not been received yet and to contact bank to get the payment stopped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4406997239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Authorized third party called to question why the payments have been increasing.  Representative advised insurance and taxes. Sent escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7356213873 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8898964231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower was advised that the billing statement was issued prior to the payment being made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1467363989 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in and wanted to set up a speed pay this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2856605628 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower was advised of payment due and stated would make payment before the 16th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3407914992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower advised was not a good time and hung up call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2825468750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get new account numener and payment mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4557172510 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower set up bill pay and verified could make additional principal payments by adding additional funds to monthly payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6504658158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  3rd party called for statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2303895573 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Authorized third party called to make a payment. $677.37.  Borrower is deceased and
                    and documented         Executor/XX/10/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4097182099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer called in regarding payment information and fees associated with the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2266253503 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Authorized 3rd party, spouse, provided updated phone number, inquired about loan terms, and made
                    from mortgagor         payment.  On 04/XX/2019 borrower called about original loan docs
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower was disputing payment history being reported incorrectly. The servicers reviewed the disputed and advised credit reporting was accurate and provided payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1684830866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6774857832 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower has been ill and unable to work.  They are working on pulling money from 401k to pay past due amount.  They discussed modification but servicer advised if they have 401k funds to use those.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8482499588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called promised to pay on line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4148107456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower stated that a payment in the amount of $804.84 was mailed on 06/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2350090387 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called regarding the homeowners insurance billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8437672095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and late fees were discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8166324528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to give authorization for spouse.  Provided spouse general transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2002.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2002 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1487526837 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 12/XX/2017 borrower called to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9730691509 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and went over general account information. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4828344701 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer called in to confirm their modification terms, however, declined offer and stated
                                           plans to reinstate the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1383959286 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer called in to receive a payoff estimate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2505394864 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Request to go through the SII process again.  Borrower is deceased and Executor/Heir exists to
                    - Executor/Heir exists dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5776896209 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower scheduled payment for
                                           3/11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6479936208 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The authorized third party called to advise the borrower to pay on 5/XX/20/XX/14/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5404776106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.  The reason for default was listed as curtailment of income.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9553959624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower promised to make payment via bill pay by 06/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6634924061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer discussed payment information and the repayment plan with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6875672198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower contact, non owner occupied, requested balance on account. Discussed fees for when the loan was in active foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4102438805 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  On 06/XX/2019 the borrower called to make a payment in  the amount of $801.14.  The borrower
                    and documented         stated the reason for delinquency is curtailment of income  Borrower is deceased and Executor/XX/03/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7472226430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower stated no hardship exists but prefers to pay towards the end of the month; borrower committed to making a payment on the 16th through the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9933400384 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.  Borrower also advised spouse is sick with cancer which is causing a hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area that was impacted by
                                           Hurricane XXX, DR - XXX, as noted on 8/XX/2017. There were no damages reported.
6532237777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Spoke with borrower, customer stated that he was calling about a payment he made on 3/XX/18 advised it returned customer asked why. Advise NSF customer stated that he called on 4/XX/18 and was advised that the payment was fine on our end, advise that the last contact was 4/XX/18 and we got the notice that the payment returned after his conversation with the agent on 4/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7737781795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $895 scheduled 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster due to Hurricane XXX as noted in the keyword section 8/XX/017. No damaged reported.
3051944636 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Agent called for payment and borrower responded he was at work and could not talk.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 07/XX/2018 referenced the borrower
                    [3] MI Not Being Paid  disputing the date of first delinquency. A response was issued on 01/XX/2019 verifying the first date of
                    As Required            delinquency.  Research document was received on 4/XX/19.  At that time the credit report update was denied.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    within 60 days and no  LITIGATION: There is no evidence of litigation on the file.
                    further communication  TITLE ISSUES: There is no evidence of title issues.
                    from mortgagor         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower advised on 8/XX/2017 of flood damages caused by Hurricane XXX as there was two feet of standing water in the home. The borrower stated they did not file a claim due to they did not have flood insurance, but they were working with FEMA in efforts to resolve the damages. There was no mention of any completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
8134542392 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower stated the reason for default was illness of borrower and they called to make a payment.  The borrower was in the hospital which is why the payment is late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5923248055 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment inquiry and was advised that the new servicer takes over in
                                           March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9004292675 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Went over modification terms with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: XXX Hurricane XXX (DR-XXX) with no hazard claim.
4779843048 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in about a letter received lender advised can make a payment on 6/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX-  no damage reported.
7201780425 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8325506677 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The authorized third party contacted the servicer on 12/XX/2016 to inquire about the status of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3154096981 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The servicer completed the welcome call with the borrower and the borrower made a payment
                    and documented         scheduled on 04/XX/2019 in the amount of $308.96.  Borrower is deceased and Executor/XX/13/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3567842492 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  (3/XX/19)The borrower called in to scheduled a payment in the amount of $1133.68 for 3/XX/2019.

                                           On 6/XX/19 the borrower promised to pay $1133.68 by 7/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7456744307 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called demographics verified.  Promise to pay made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9385213068 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3852804376 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   02/XX/2019.  Borrower was contacted to collect on a late payment and did not state the reason for default.
                    Servicer responded and Borrower has been making payments after the grace period.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason
                    closed                 is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing account delinquency and that a regular payment was applied to principal.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3615296368 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Verbal Dispute -   04/XX/2019.  Borrower made a payment.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason issue open with active is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open
                    efforts to resolve     with active efforts to resolve.  Borrower disputing some credit reports he received in 2018 with previous servicer.  Advised Could put in request and would receive a mail response.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9754171729 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  04/XX/2019.  The borrower called in for auto pay status.  The servicer advised the payments are set to draft
                    As Required            on the 10th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9707170400 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  6/XX/19 Authorized third party called to make a payment in the amount of $454.98, and a general indication covered by  inquiry about the escrow account  Borrower is deceased and Executor/XX/18/XX/06/XX/23/XX/06/XX/06/2017.
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
2718987721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower stated wants to make the payment for trial amount iao $593.89.
                                           Borrower will send modification documents
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5388513719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and scheduled a payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2637081067 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  04/XX/2019.  The borrower authorized payment in the amount of $1322.10.
                    As Required            EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8725511851 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment scheduled for 03/XX/2019 in the amount of $350.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6393526630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3054592072 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4914887549 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make payment iao $841.59
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3185905000 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of $651.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3216488540 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  01/XX/19 Customer declined schedule future payment indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted water damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1921714832 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment in the amt of $678.71.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A non-monitored insurance claim was filed for wind and hail damage sustained to the subject on 05/XX/2017.  The claim was closed on 08/XX/2017 as all recovery funds totaling $5,109.37 were released.
3929526802 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    05/XX/2019.  The borrower called in and scheduled a payment for 6/XX/19.
                    requested within the   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    last 60 days           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7864441012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to make sure payment had cleared. Agent verified that it did clear.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6899811124 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2019, the borrower called to schedule a payment over the phone. The servicer advised borrower to make mortgage payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4880996069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for the insurance status and requested a copy of the wind mitigation, the servicer advised the insurance is lender paid and provided the options and time frame to provide evidence of insurance also advised they do not provide lender paid wind mitigation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 11/XX/17.
2512663712 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5504428045 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $825.67 by 03/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/17 natural disaster had occurred due to Hurricane in XXX.
5175001798 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called to initiate a payment dispute against the Servicer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal payment dispute against the Servicer on 05/XX/2019; the dispute was resolved on the same day.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4937291126 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  welcome call complete.  The borrower called in to make a payment and to inquire about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8538537701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The customer called in to confirm auto draft was on he account and requested a password change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2625701514 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  05/XX/2019.  Borrower called in a promise to pay $614.19 by 05/XX/2019 via web.  Borrower inquiry for tax and
                    As Required            insurance policy information.  No further questions or details addressed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9729516161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Lender called to accept payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1007732618 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/exit
                    property; identified   data not available.  BK closed 10/XX/13.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8035298617 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called regarding authorization and permission for statements were in the system and they should start receiving statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           The proof of claim was filed 09/XX/2015.  Prior case XX-XXXXX chapter 7 filed 06/XX/2003 was discharged
                                           10/XX/2003.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4245146989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  An inbound call was received from the borrower confirming their new insurance company was paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8552711323 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  3rd party called to advised borrower has passed away and that a payment has been made.  Borrower
                    and documented         is deceased and Executor/XX/03/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3766044344 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in to requesr assistance with online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 03/XX/2017.  Claim funds in the amount of $517.85 were endorse and released to the borrower and the claim was closed on 02/XX/2018.
1172518209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment in the amount of  $800.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5006685330 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  06/XX/2019.  Borrower called to make a payment.
                    As Required            EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8428196741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018, the borrower called to request credit bureau to be updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3061571416 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2017.  Non auth 3rd party called to make a pmt. Wanted to know if there was a way to pay without a fee.
                    and documented         Was told this could not be discussed with her but could take a payment from her.  Borrower is deceased and
                                           Executor/XX/22/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1822678272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called stating she wanted to use historical banking.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4348446309 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  On 6/XX/2019, the successor in interest wanted to see why they ca't access the account online.
                    and documented         Borrower is deceased and Executor/XX/20/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9666909252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6721777140 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Spoke with borrower, borrower called to confirm that auto pay transferred over  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                           ADDITIONAL INFORMATION: NA
6261785432 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2019.  The executor of the estate called in to make a payment.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/27/2004.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9839323881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to inquiry o the monthly payment and discuss address for money order.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2499011327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to confirm a payment was set-up.  A payment is scheduled in the amount of
                                           $1161.40 to be drafted 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6142357110 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with authorized third party who made May payment and paid escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7576946919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to verify that his December payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3217291370 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of the total amount due and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6025905361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called in to get a replacement check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8329074976 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  04/XX/2019.  The borrower called in to schedule a payment for $956.67, by 4/XX/2019. Borrower also wanted
                    As Required            information in regards to Refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1342661287 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  04/XX/2019.  The borrower called to get the 1098 tax information.
                    As Required            EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1187295690 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   04/XX/2019.  Borrower called to confirm payment set up. Advised yes, and repayment plan has 10 day grace
                    Servicer responded and period, due before the XXth.  If default happens borrower will revert back to total amount due $1,232.83 on
                    appears issue is       01/XX/2019.
                    closed                 On 4/XX/2019, borrower called about Repayment plan that she thought she finished with the payment in March
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in regarding the repayment plan and thought the plan was done in March.  The borrower was advised the only payment showing was the regular payment for April.  The borrower advised was supposed to have paid the late fee on the account but the fee remains.  The fee was waived as a courtesy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6815250532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borr called regarding the servicing transfer. Updated phone numbers and confirmed general servicing items.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6260266076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower advised that a payment will be made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1780977220 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 - talked to borrower - verified demographics - borrower requested to change payment due date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6799411429 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6539829903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment scheduled on 05/XX/2019 in the amount of $981.74.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4051934409 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called in to request insurance information and gave a promise to pay by 7/XX/19.  He
                    and documented         also said his credit score had not been updated in over a month.  Agent responded the next update would be in
                                           July for the month of June.  Borrower understood.  Borrower is deceased and Executor/XX/26/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8400884384 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  On 5/XX/2019, the potential successor in interest called in and was advised that they were
                    and documented         confirmed with Seterus and the information will be forwarded to the manager for review.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9576065893 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get the updated general information on their account due to the servicing transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2608179158 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Verbal Dispute -   05/XX/2019.  Borr called back in regard to missed call from servicer.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason issue open with active is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer
                    efforts to resolve     responded and issue open with active efforts to resolve.  Borr stated made payment online and it didn't reflect during time of dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8544259161 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  On 12/XX/2018 authorized third party called to inquire status of the loan. The billing statement
                    and documented         shows 2 monthly installments. Third party was advised the billing statement was sent before the monthly payment was received. Borrower was advised to disregard that amount still paying regular monthly installment
                                           Borrower is deceased and Executor/XX/19/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5704014675 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/02/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5314075885 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The authorized 3rd party made  payment in the amount of $856.63  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6335685897 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Borrower contact waived late charge as a one time courtesy. Discussed the online showing loan is
                    - Executor/Heir exists past due borrower made payment and could not speak to a representative about the payment reversal.  Borrower
                    to dispose of          is deceased and Executor/XX/08/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3659043086 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment and agent went over escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
1563515102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Notes indicate the borrower called to request assistance in getting the 1098 tax form or to get the information verbally. The agent advised the borrower of the 1098 tax information. The borrower advised of no disaster property damage and no insurance hazard claim filed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4987157980 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Borrower called and stated will make payment by 03/XX/2019.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/31/XX/15/XX/27/2016.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3866159811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called demographics verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6569277828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3888233428 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9965670414 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  04/XX/2019.  04/XX/2019 Borr called to make a payment and to ask with next escrow analysis would be done.
                    As Required            Also asked about an loss claim he had from a los in 2015.  The 2nd half of the claim fund on a non-monitored repair claim.  Gave instructions of where to send the check and a claim number.

                                           The borrower called in regarding loan transfer and to make payments for 03/XX/2019 and 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9146680465 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the borrower advised is having some medical issues and will make a double payment within the next week.  The borrower made promise to pay $2034.96
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4234580917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to have password on website. The borrower called to make a payment and scheduled the payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8443822074 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  The borrower called in to make 2 payments in the amount of $1,151.13 each. One scheduled to draft
                    - Executor/Heir exists on 03/XX/2019 and the second to draft on 04/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose
                    to dispose of          of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5878356165 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Called borrower regarding October payment.  Borrower stated will pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4523797053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  08/XX/2016 inbound call authorized 3rd party inquiring about status of loan, advised total amount due 732.32, also received notice of forced placed insurance . payment scheduled $349.67 DATE: 8/XX/201
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2184014622 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments from 1/XX/19 indicate servicer provided borrower account status and last mod date.
                                           Borrower will make payment via bill pay no later than 1/7.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5966036174 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  03/XX/2019.  Borrower called to make a payment and to discuss late fees on the account.
                    As Required            EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2959547953 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about a refinance and was transferred to the correct department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3933319586 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  04/XX/2019.  Borrower scheduled a payment by phone.
                    As Required            EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7704029617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 advised borrower of loan status and servicing transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5960827655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  04/XX/2019 - borrower called - demographics were verified
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5223580555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for general account information, borrower completed the ACH form and has not been set up as of today. Provided borrower with total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3397803813 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    11/XX/2016.  Borrower called in and scheduled 3 payments iao $672.82 to be drafted on 12-3-16, 1-3-17 and
                    bid                    2-3-17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 12/XX/2015 a claim was initiated for unspecified damages. The date of loss was not provided. A check was received at that time for $12,366.66. A contractor's estimate was received on 02/XX/2016 in the amount of $12,927. All funds were released on 03/XX/2016. The comments stated an inspection showing 90%
                                           of repairs completed was needed to close the claim. The borrower advised on 01/XX/2018 the repairs were completed but would not agree to an inspection. There was no evidence of an inspection being completed or the claim being closed.  The damage repair amount is estimated at $12,927.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1542901777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment on 06/XX/2019 in the amount of $990.99.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1862884332 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower wanted to confirm the payment for May and scheduled a payment for June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4955191933 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Called borrower to discuss status of account and co-borrower stated that we have the wrong amount due today. Later the borrower called in to for a credit dispute and complain about the agent that she spoke
                    [1] Written Dispute -  with before.  Borrower states that agent was answering questions incorrectly. Rep Informed borrower would
                    Servicer responded     submit a vocre complaint. Rep provided borrower the amount due on account and late fee would be added on the within 60 days and no  17th. Borrower says that she now has Seterus and MrC open on her credit report and want Seterus showing 0 further communication  balance on her credit report. Rep submitted a credit update request and informed borrower it can take up to 30
                    from mortgagor         days to get a resolution.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in for a credit dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8566017862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Called the borrower advised mod docs received borrower advised will not modify at this time  and not experiencing hardship will make payments without assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9316498179 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  03/XX/2019.  06/XX/2019 inbound call advised borrower of total amount due . borrower schedule payment  $863.74
                    Servicer responded
                    within 60 days and no  Borrower made a payment in the amount of $863.74 and update their email address.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes incorrect credit reporting. A response was issued on 01/XX/2019 advising the applicable fields were updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 10/XX/2018 referenced the property was located in the FEMA zone for
                                           Hurricane XXX. No sign of damages.
1156345506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make payments for 3 months and to use bank account on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2735214726 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower contacted servicer to advise they would be making a payment via online by 09/XX/2016 in the amount of $484.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5689039724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  customer called in to confirm payment would be made once obtained routing and account number.
                                           06/XX/2019 - Borrower called to set up auto pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3722924558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Agent called borrower back to advise tried to check with electric company to see why they say home was sold, but no one answered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2151366096 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer discussed tax and insurance policy information with the borrower. The servicer also discussed billing statement information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4695237832 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  03/XX/2019.  The borrower called in to make payment.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The borrower disputed ever being late, the borrower was
                    from mortgagor         advised that belonged to another individual.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2014.  Prior case XXXXXXXX dismissed 11/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9414165927 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 6/XX/16.  No damages were noted.
5241026344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018, the borrower called to verify account status. The borrower is waiting to roll into the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5971318428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7742596334 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  03/XX/2019.  The billing statement was reviewed and contact information updated.
                    As Required            EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7007357695 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2640060811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to schedule a payment in the amount of $1433.83; stated the reason for delinquency was curtailment of income due to receiving social security income on last Wednesday of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 06/XX/2016 reflects the subject property is located in FEMA disaster area, but customer confirmed there were no damages.
1970937565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called advised attorney representation advised the borrower payment was made
                                           08/XX/17. Borrower stated not receiving a billing statement advised borrower statement sent  attorneys office.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2201582223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower needed to verify the address to send power of attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2662324661 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to inquire about a $500 refund they should be receiving
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4306158376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower scheduled 3 payments by phone dated 08/XX/05, 10/05.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9024390832 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7897913121 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called regarding what insurance coverage's were required as she would be shopping
                    from mortgagor         around for new insurance, the servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  06/XX/2018 Commentary states payment dispute. 07/XX/2018
                                           Commentary states a misapplication reversal. The issue was resolved. There is no further conversation in the commentary about the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4964251281 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  04/XX/2019.  Borrower called to make a payment.
                    As Required            EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9864368057 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower promise to pay $412.56 drafting on 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3512701519 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower had been paying the incorrect payment for a year he had a property manager making the payment, the servicer will provide the borrower with the payment history and the last 3 escrow analysis's.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3204379044 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  09/XX/2018 inbound call borrower inquiring about reinstatement figures advised  $5687.71 good
                    and documented         through 09/XX/2018, processed payment arrangement $5687.71 09/XX/2018  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2040936806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment/
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6957248423 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment for 06/27 and stated reason for default was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7467182558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment, also discussed refi
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8273898371 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4565030782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 updated borrower email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3905600882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower calling inquiring about letter received, advised borrower of know your option site

                                           Borrower promise to pay $988.64 on 04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3717848186 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 - Borrower called with a promise to pay $589.77 by 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2925593778 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  08/XX/2017.  The borrower called to report a new claim; stating that the roof is leaking from the previous
                    insurance sufficient   work done.  The call was transferred to the claims department.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                    [3] MI Not Being Paid  FORECLOSURE: No evidence of current foreclosure activity.
                    As Required            BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is
                    [2] Loan is in         active.  The proof of claim was filed 04/XX/2017.  2007 - chapter 7
                    Bankruptcy             2008 - chapter 13
                                           2011 - chapter 13
                                           2016 - chapter 13
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 08/XX/2017 stating the roof was leaking after the previous work on the property was completed. The servicer provided the contact information to file a new claim or potentially obtain additional funds from the closed claim. There was no further mention of the damages or claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 04/XX/2017 a non-monitored claim was initiated for damages caused by a tornado on
                                           04/XX/2017. A total of $8,126.27 was received as of 06/XX/2017. The funds were endorsed/XX/12/2017.
9641824873 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in regarding payment and stated mailed in check on 1/XX/2019 and that next payment will be made within grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1397403686 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Limited information available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7906796460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment in the amount of $593.53
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1289423688 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                                           Executor/XX/07/2015.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8071700308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a promised to pay $582.49 by 4/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6730275411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Commentary states borrower called in regarding delinquency letters received. Borrower was advised will continue to receive delinquency letters until loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7623289305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment in the amount of $1,069.31.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9155122253 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Last spoke to borrower when they called inbound to discuss the loan and schedule payment and
                    from mortgagor         welcome call was completed by new service. Spoke to borrower when they called inbound on 1/XX/2019 and stated
                                           hardship was resolved and no longer needing assistance and wanted to opt out of the modification they were approved for.Loan is performing at close of the review.
                                           04/XX/2019 - Borrower called to schedule payment
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5988536080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower made a payment to account via IVR. Borrower advised agent of this. Agent advised does see pending IVR payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2784932299 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         06/XX/2019.  Borrower called to make a payment and discuss general loan information.  The servicer ran a new
                    Bankruptcy             escrow analysis and the borrower wanted to change the amount already scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8279011714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called with some general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6747847300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was advised of amountg due for $2509.99 but could not commit to paying.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9627264333 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  Borrower contact per borrower property is not owner occupied. Borrower made speed pay payment.
                    - Executor/Heir exists Borrower is deceased and Executor/XX/14/2016.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3243375064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get general account information. Agent advised accordingly. Payment scheduled for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2570606176 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  3rd party inquired about successor in interest process  Borrower is deceased and
                    and documented         Executor/XX/15/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7960689206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The authorized third party wanted to know if the reinstatement funds were received. The agent advised that the loan is reinstated as of 10/XX/2017. The third party stated they have not received the billing statement to make the monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2666094771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about removing repayment plan notes as they are current.  The servicer went over welcome call information and knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8628234838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment by phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4412378756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower made a payment to account. Agent took payment, provided confirmation number for transaction, and broke down and provided explanation for fees on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4095032023 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6386194678 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  The borrower was calling to insure that the home was out of foreclosure. Advised borrower the
                    and documented         F/XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8459941400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 - borroer called - promises to mail payment out today in the amount of $719.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9733630023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The co-borrower made a payment of $885.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1842719200 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Non-Authorized 3rd party was advised total amount due and processed a speed pay in the amount of
                    and documented         $518.09. Prior contact with daughter, who was advised authorization was needed.  Borrower is deceased and
                                           Executor/XX/09/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7569028411 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer scheduled a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5643486193 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in for general account information.  Updated account contact information.  No additional details or questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4623911957 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called in to schedule a payment.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8519117675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to speak with certain Representative. Borrower was called back in reference to account. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9312673613 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to confirm final mod docs received.  Servicer confirmed receipt on 9/XX/1/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1573790135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  3/XX/19-Borrower asked if the taxes have been paid. The agent verified that they have. She scheduled a payment in the amount of $888.54 by 04/XX/2019 via web.

                                           06/XX/19-Provided general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
3175057082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding the loan transfer, promised to pay $712.22 via web by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7191106332 3        [3] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Not clear or no      PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    information on         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    executor/heir          02/XX/2018.  Borrower contact, discussed total due, borrower stated can go on line to make payments, advised could set payment up borrower advised really busy and not convenient time to continue the call.  Borrower is deceased and Not clear or no information on executor/XX/22/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5114949732 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1741113451 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  02/XX/2019 - talked to borrower - promises to make payment online in the amount of $1723.05
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CBR dispute - updated and corrected - account is current
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8603172152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make payments for January the payment would be returned as NSF the borrower paid $1693.05 today to cover January and scheduled February payment on 02/XX/2019 in the amount of
                                           $1696.05 and March payment on 03/XX/2019 in the amount of $1700.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1363413443 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  The customer called in to make payment and bring account current.  The rep also counseled the funds held by servicer customer on the know your options site.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    sufficient to cover    reason for default with the information provided.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 08/XX/2016 a monitored claim was initiated for water damages caused on 06/XX/2016. A check for $10,359.57 was received on
                                           05/XX/2018. The borrower called on 02/XX/2019 requesting to have funds released. The servicer advised of the missing documents needed before any funds could be released. 5/XX/19 Missing conditional waiver of lien, missing contractor's license, needed to progress claim.  LPI still being held iao $10359.57 as of 5/XX/19.
                                           The damage repair amount is estimated at $10,359.57.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The comments on 11/XX/2017 indicated a check for $7,185.21 was received on
                                           11/XX/2017. A claim was initiated at that time for wind damages sustained by the hurricane on 09/XX/2017. The funds were endorsed and released on 04/XX/2018. The claim was closed on 04/XX/2018.
1903540840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9156541797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about loan transfer and autopay status. Borrower scheduled payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damage reported.
2783509938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7086948757 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Borr called to check status of Modification and made a payment.final Mod docs being sent out on
                    and documented         1-30-18  Borrower is deceased and Executor/XX/25/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1629479353 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    03/XX/2019.  The borrower spoke with an agent about the transfer. The borrower stated that they didn't have a
                    unclear who holds      bank account. The borrower stated they would be making a payment of $461.61 by mail.
                    funds or covered by    EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason
                    bid                    is Modification.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The notes on 08/XX/2017 stated the borrower disputed the account was modified in 2012. On 10/XX/2017
                    [2] Environmental      the borrower was advised of the resolution for the dispute.
                    Damaged Interior -     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Active insurance claim FORECLOSURE: No evidence of current foreclosure activity.
                    but unclear who holds  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    funds or covered by    LITIGATION: There is no evidence of litigation on the file.
                    bid                    TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 12/XX/2016
                    [1] Verbal Dispute -   a claim was initiated for wind damages caused on 10/XX/2016. A check for $1,335.42 was received at that time.
                    Servicer responded and The notes reflect a delay in the claim process due to the borrower not sending in the required documents. On
                    appears issue is       10/XX/2017 the borrower stated the property was damaged due to Hurricane XXX and parts of the home were blown
                    closed                 off. No claim was filed for the new damages. The borrower advised on 11/XX/2017 the claim amount was insufficient to complete repairs. The servicer advised to contact the insurance carrier to request more funds.
                                           On 04/XX/2018 the borrower stated the insurance company was not providing any additional funds, and the borrower is not going to send in any more information for the claim. The borrower requested to have the funds in restricted escrow sent to them. The borrower was advised of the contractor documents needed. After the service transfer the notes on 03/XX/2019 stated the claim was classified as non-monitored. There was no evidence of any funds being released, or any repairs being completed.  The damage repair amount is estimated at $1,335.42.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area that was impacted by Hurricane XXX as noted on 09/XX/2017.
6645628977 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower reviewing account on line made double payment in June forgot about ACH verified account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8462639910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2237168305 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower was contacted to inquire about modification documents and advised the documents were mailed on 09/04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2691387188 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower and advised that the suspense amount went to late charges and principal.
                                           Advised borrower a request has been submitted to reverse the transaction in order for the funds to be applied to the June payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7921519762 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule payments for June, July and August.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is abandonment of property.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1947577194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower wanted to get 2017 tax statement, advised available on Seterus.  She couldn't get in.
                                           Assisted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7109471515 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to verify March payment received and will mail April's.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1398193802 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Outbound call to  the borrower who stated the mod documents were sent out along with the auto pay form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6881338052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8074651540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7822450958 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2016.  Borrower wanted to know if the payment was received; borrower at work and call unexpectedly
                    and documented         disconnected.  Borrower is deceased and Executor/XX/01/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5005912536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get the 1098 form sent to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4194003912 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Borrower called, took June payment, enrolled in paperless.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/10/2017.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    and documented         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1741845478 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9444366007 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to make a payment and scheduled the payment for 06/XX/2019.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3448056205 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called in to advised mailing the payment for May and June.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4218904212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2594508652 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Called borrower and set up a promise to pay $646.95 by 06/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had autopay issues with prior servicer.  No additional information or details gathered.
                                           Issue appears resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7070259037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was wanting to send in extra funds towards escrow to keep the payments from increasing. Promised to pay $705.58 by 06/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5456785381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to add tax line to escrow and requested to have payment of $256.89 corrected principal to escrow. Provided contact info for tax bill and advised of welcome details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7026780429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9901376379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called in to request late fee be waived.

                                           Speed pay taken by phone.Loan taken over from son.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2568507052 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to make a payment. The rep completed the welcome call and counseled them on the know your options site.
                                           04/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6652139101 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower promise to pay $656.45 by 06/XX/2019

                                           The borrower made a promise to pay in the amount of $656.45.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by Hurricane XXX as noted on
                                           03/XX/2018.
5632670565 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower asked that the billing statements be sent via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8065773617 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, the borrower called to make a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4651797254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower states that she will make a payment via internet. She also wants to know why her payment has increased. She was advised it is due to late fees in the amount of $18.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7815148250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make sure the the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4244765700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower promise to pay $1,065.26 drafting on 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5176714954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss their escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6809274176 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make payment.
                                           05/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1376812902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment in the amount of $1600.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5507113401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3018670299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments from 11/XX/18 indicate borrower lost job last year and was using savings and pension to pay. Borrower scheduled payment for 11/30.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3920259991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in to make payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8774276029 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to inquire about a notice of service transfer letter they received that state payment should be made to the new servicer. The service rep confirmed yes future payment need to go to the new servicer. Borrower stated they had already sent in their payment to the original servicer and rep stated as long as that payment is received prior to 03/XX/2019 they will process it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9272940936 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, outbound called was made to borrower. The borrower scheduled to make a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9655031103 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get information on  the transfer to Mr XXX. went over general account information and completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
3378654214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019, Customer called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2228978307 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 111/XX/2018, the borrower called to verify the loan status and when the next payment was due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3955900782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding a payment increased and was advised that it was due to Lender's
                                           Placed Insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9469365162 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The ivr payment was confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4607857947 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5845640008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower promise to pay on 04/XX/2018 the amount of $505.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5655276510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower promised to make a payment in the amount of $540.96 via Web. The borrower also stated that the property was not affected by the hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1055201477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The agent processed a payment for the borrower.
                                           06/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5879059090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower scheduled a payment by phone and set up online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1667563170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment. Agent took payment and provided confirmation number for transaction.
                                           06/XX/2019 - Talked to borrower - instructed how to complete online payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4109700627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for general information.  Borrower scheduled a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3061464019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment and reset their online password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4926007542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 10/XX/2016 reflects the subject property is located in FEMA disaster area.
                                           no damages were reported within the review period.
7543522046 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019- Borrower spoke with agent made arrangements to pay $1726.77 agent removed late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9052442831 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  04/XX/2019.  Borrower called to make payment on account.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated
                    from mortgagor         payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Prior Chapter
                                           13 dismissed 12/XX/18.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 04/XX/2016; no evidence of damages. Prior Hazard claim of $830.40 non disaster related water damage.  100% inspection received, paid and closed 4/XX/18.
7836959569 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  04/XX/2019 inbound call borrower inquiring about 1098 statement to be mailed to him
                    - Executor/Heir exists
                    to dispose of          The customer called in to inform the servicer that he expects to have his retirement check by next week.
                    property; identified   Borrower is deceased and Executor/XX/03/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4785601620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to discuss the details of loan transfer process.
                                           05/XX/2019 - Borrower called to get new payment amount after shortage has been paid
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3235912917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called regarding a escrow question borrower thought the escrow shortage has been paid advised of the shortage still remaining of $2,749.91.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1019219074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for $630.34 effective for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9320603951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get loan number and to setup bill pay through their bank with agent on call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6736684495 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to schedule 6 months of payments.  Agent scheduled 3 for her for June,
                    [1] Mortgagor Deceased July and Aug.
                    - Executor/Heir exists
                    to dispose of          The servicer discussed payment information and insurance related issues with the borrower. The borrower made a
                    property; identified   promise to make a payment by 04/XX/2019. ()The borrower requested a payoff on 02/XX/2019.)  Borrower is
                    and documented         deceased and Executor/XX/15/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing
                    [1] Verbal Dispute -   fees. The servicer provided instructions to send the dispute. There is no evidence that the borrower sent the
                    Servicer responded and request.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3220043773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer informed the borrower on 03/XX/2019 that the payment from the prior servicer has posted to the account. The last contact with the borrower was on 06/XX/2019. The borrower wanted to know if his account was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
9968348709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to process a payment in the amount of $505.24
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6063987656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower advised the RFD is because he gets paid once per year. The borrower scheduled a double payment on 6/XX/2018 and a single payment on 6/XX/2018 to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4366688583 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower called to confirm monthly payment amount.  The representative advised that the payment indication covered by  change was due to an escrow analysis ran by the previous servicer before the transfer.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted property damage on 10/XX/2017 due to Hurricane XXX.  The borrower stated had roof and shingle damage, loss of plants and fence and awning damage.  The insurance is not going to cover the damages.
                                           The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
2103858892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1381131327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call performed, general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2509760790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in wanting to know why escrow payments went up. The agent advised due to lender placed insurance increased over $2000.00 from what it was. Borrower stated cannot get regular insurance because roof is too old.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6335847390 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted servicer regarding the billing statements on account. The servicer completed the welcome call and advised the billing statement is out dated and the bankruptcy tracker on the account indicates the loan is next due for 05/XX/2019. The borrower understood and did not have any further questions at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7336716856 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] MI Not Being Paid  04/XX/2019.  Spoke with borrower, borrower inquiring about late fee borrower should not have fee. Advise will
                    As Required            need to submit proof of coverage and new escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6942048695 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    06/XX/2019.  Borrower called to have password reset and to schedule a payment of $1,000.28 for 7/XX/2019.
                    unclear who holds      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the
                    funds or covered by    reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    bid                    days and no further communication from mortgagor.  Borrower disputed derogatory status on credit due to identity theft. Applicable fields were updated to show account as current.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is further communication  Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is
                    from mortgagor         dismissed.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Chapter 13 case#XX-XXXXX, 10/XX/2001 dismissed in 2002
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 03/XX/2019 advising they had a claim check they needed to get endorsed. There was no evidence of the borrower sending in the check. The details of the damages were not provided. The notes on 03/XX/2019 referenced documents were received for the claim. There was no reference to any repairs being completed. On 4/XX/2019 the borrower called to file a new claim for water damage from disaster 12/XX/2018. On 04/XX/2019 the borrower called regarding status of claim. the servicer advised 2 checks will be issue of $4840.60 and the other for $4881.25. On 4/XX/2019  the claim was closed due to non monitored classification. From 4/XX/19 to 4/XX/2019 the servicer and borrower was in constant contacting the proper way to endorsing and releasing the claim checks. It is not documented whether the repairs wee completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XX Wildfires noted on
                                           11/XX/2018. No damages were reported. Prior comments on 03/XX/2018 referenced the property was previously located in a FEMA disaster zone. No damages were reported. On 04/XX/2016 a claim was initiated for water damages caused on 01/XX/2016. An inspection was received on 06/XX/2016 showing all work was completed. The claim was closed on 01/XX/2017. A claim was initiated on 03/XX/2017 for water damages caused on 02/XX/2017. An inspection was received on 07/XX/2017 showing all repairs were completed. The notes on 04/XX/2018 stated all funds were released and the claim was closed.
6531152950 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX as noted on
                                           9/XX/2017. No evidence of damage(s) reported.
                                           Transfer of Servicing noted on 2/XX/2019.
5704086713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to make a principle payment and an escrow payment in the amount of $972.04
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3145136205 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6709905266 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2421480194 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6118181368 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4404841047 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is other.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5276432629 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Delinquent.
                                           PAY HISTORY: The loan is next due for 01/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Borrower in the process of foreclosure. There is no evidence of loss mitigation.
1119170037 2        [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6857690134 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Loan in BK unable to accpt customer payments via ph
                                           REASON FOR DEFAULT: The reason for default is other.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  TSK TYP 100-LOAN ACTIVATED
                                           038 DONE 05/XX/17 BY TLR 10129
                                           APPROVED FOR BKR 04/XX/17
                                           borrower XX on 4/XX/17 in the
                                           District of XX under case # XX-XXXXX.
                                           The loan will be serviced in the Bankruptcy
                                           Department.
                                           039 Chapter 13 Bankruptcy has been filed by the
                                           borrower XXX on 4/XX/17 in the
                                           District of XX under case # XX-XXXXX.
                                           The loan will be serviced in the Bankruptcy
                                           Department.
                                           038 Chapter 13 Bankruptcy has been filed by the
                                           borrower XX on 4/XX/17 in the
                                           District of XX under case # XX-XXXXX.
                                           The loan will be serviced in the Bankruptcy
                                           Department.
                                           040 Chapter 13 Bankruptcy has been filed by the
                                           Chapter 13 Trustee: XX, XXXXX
                                           XXXXX, Suite XXX, XXX, XX XXXXX -
                                           Phone: XXX  Email:XXX
                                           Assigned to: Judge XXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9117319061 3        [3] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    Foreclosure            LOAN STATUS: The current loan status is Foreclosure.
                                           PAY HISTORY: The loan is next due for 07/XX/2015.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is disabled.
                                           FORECLOSURE: The file was referred to foreclosure on 11/XX/2015.  The first legal was completed 11/XX/2016.
                                           Judgment was entered 11/XX/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.
                                           The next projected foreclosure step is sale.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1967097615 2        [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                           PAY HISTORY: The loan is next due for 02/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called to discuss past due and breach expiration. Borrower was advised to call home retention to discuss collection repay.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 08/XX/2015 as the loan was modified.
9246049653 2        [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7858868277 2        [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/XX/15/2015.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX
                                           The most recent bankruptcy status is active.  Commentary doesn't indicate case number
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Commentary doesn't indicate if bankruptcy filings is filed under a payment plan.
9802198907 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Foreclosure.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                           FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed 04/XX/2017.  A motion for relief was filed 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4169568902 2        [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The loan is next due for 12/XX/2014.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2016.  Borrower called to say he had not received a 1098 and was told it would be faxed to his attorney.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                           FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.  Loan was in foreclosure when notes begin; attorney requesting judgment information. Court was prepared to dismiss case for lack of prosecution on 08/XX/2015 and certificate in opposition was filed 08/XX/2015 keeping foreclosure open. Another certificate in opposition to closing foreclosure was filed 0912/XX/31/XX/30/XX/20/2015.  PC filed total $487,926.75.  Borrower is running 30 days delinquent under post petition plan, but has been making regular payments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7322719043 2        [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4650518174 3        [3] Borrower(s)        EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    represented by         LOAN STATUS: The current loan status is Bankruptcy.
                    counsel.               PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                    EXCEPTION INFO: No     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    information provided   02/XX/2017.  Borrower made payment and discussed Loss mit pkg.
                    other than notes       REASON FOR DEFAULT: The reason for default is curtailment of income.
                    reflect a letter was   FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information
                    sent to borrower's     provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected
                    attorney.              foreclosure step is sale.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The
                    [2] Loan is in         chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  BK
                    Bankruptcy             recently filed minimal info provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2403193824 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9867378140 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1320429785 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                                           LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2015.  10/XX/2015 OBC Talk to borrower regarding payment rep advised account is due for 10/XX/2015 borrower states he spoke with customer service and was told he is due for May rep transfer call to customer since they are handling the account.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8255701121 3        [3] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                          03/31/2017
                    Foreclosure            LOAN STATUS: The current loan status is Foreclosure.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in to see if the exicuted modification documents were received yet. Agent advised they were not received. Borrower asked about the status of the sale date and when they would have to vacate the property. Agent referred the borrower to the foreclosure attorney for the sale specifics.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6141586016 1                               LOAN STATUS: The current loan status is Performing.                                                            08/01/2016
                                           PAY HISTORY: The loan is next due for 08/XX/2016.  The last payment was received on 07/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2016.  The borrower authorized a payment in the amount of $2,400.00 on 06/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5561731530 1                               LOAN STATUS: The current loan status is Performing.                                                            08/01/2016
                                           PAY HISTORY: The loan is next due for 08/XX/2016.  The last payment was received on 07/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2016.  The borrower called in to inform that the payment was mailed today.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6846899085 1                               LOAN STATUS: The current loan status is Performing.                                                            08/01/2014
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2014.  05/XX/14 co borrower called in to confirm amount due.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
1564467975 2        [2] Evidence loan has  LOAN STATUS: The current loan status is Performing.                                                            07/01/2014
                    been modified.         PAY HISTORY: The loan is next due for 09/XX/2014.  The last payment was received on 08/XX/2014.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2014.  Borrower called regarding account status, advised there had been death in the family. He has mailed July payment and would try and make August payment before grace period ended. Servicer also advised borrower of payment change due to escrow increase. Borrower made August payment on 08/XX/2014 and is current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been modified.  The modification date is 07/XX/2013.  The modified principal balance is $78,013.53.  The modification interest rate is 2%.  The maturity date of the loan was extended to
                                           04/XX/2053.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
8317392107 2        [2] Evidence loan has  LOAN STATUS: The current loan status is Performing.                                                            08/31/2014
                    been modified.         PAY HISTORY: The loan is next due for 08/XX/2014.  The last payment was received on 08/XX/2014.
                    GENERAL COMMENT        BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    (2014-06-10): Loan was 08/XX/2014.  Borrower called to make a payment, no additional questions or concerns.
                    modified and it's      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    performing.            FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been modified.  The modification date is 09/XX/2013.  The modified principal balance is $245,537.80.  The modification interest rate is 2%.  The maturity date of the loan was extended to
                                           10/XX/2053.  The foreclosure was stopped due to the loan being modified.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
5137316068 2        [2] Evidence loan has  LOAN STATUS: The current loan status is Performing.                                                            07/01/2014
                    been modified.         PAY HISTORY: The loan is next due for 09/XX/2014.  The last payment was received on 08/XX/2014.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2014.  Customer contact via IVR. Details not provided.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been modified.  The modification date is 07/XX/2013.  The modified principal balance is $126,733.32.  The modification interest rate is 2%.  The maturity date of the loan was extended to
                                           05/XX/2036.  Balloon terms noted as 360 months. Due date advanced from 01/XX/2009 to next due 06/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: 3Foreclosure was closed and billed 07/XX/2013 as loan was brought current through loan modification. 30 day demand letter sent 05/XX/2014. Loan is one month past due.
7193772979 1                               LOAN STATUS: The current loan status is Performing.                                                            07/01/2014
                                           PAY HISTORY: The loan is next due for 09/XX/2014.  The last payment was received on 08/XX/2014.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2014.  Servicer called and spoke with the borrower because the payment was 1 month past due and borrower stated will make payment before end of month. Borrower stated reason for delinquency was because her husband was out of work.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been modified.  The modification date is 04/XX/2013.  The modified principal balance is $105,400.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to
                                           03/XX/2053.  Due date advance from 09/XX/2008 to next due 05/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: Foreclosure was closed and billed 04/XX/2013 as loan was brought current through loan modification.
7796859523 1                               LOAN STATUS: The current loan status is Performing.                                                            07/01/2014
                                           PAY HISTORY: The loan is next due for 09/XX/2014.  The last payment was received on 08/XX/2014.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2013.  Servicer spoke with borrower who inquired about interest rate change and borrower also made a payment in amount of $700.00 via money gram.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been modified.  The modification date is 04/XX/2013.  The modified principal balance is $140,250.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to
                                           03/XX/2053.  Due date advanced from 04/XX/2010 to next due 05/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: 25 property inspection fees of $15 assessed on 05/XX/2014.
3180336442 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The customer was contacted to secure payment. The customer promised to make payment. Customer declined mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Discharged. No case details in comments
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5898746432 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3740705404 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2016.  On 05/XX/16, the servicer spoke with the borrower who agreed to a promise to pay.  The reason for delinquency was not obtained.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  A discharged bankruptcy is mentioned in the commentary, but details were not located.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9797223775 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 12/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower was advised that a new recast agreement was mailed today.  The agreement received by the servicer was expired when it was received.  The borrower will need to sign and send back the original agreement via Fed Ex before the due date shown on the letter.  The borrower was also told that they need to make the regular monthly payment for January.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9503649902 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6891877596 1                               LOAN STATUS: The current loan status is Performing.                                                            08/31/2016
                                           PAY HISTORY: The loan is next due for 09/XX/2016.  The last payment was received on 08/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2016.  The borrower made a payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  A transfer of claim was filed on 10/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2642232299 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to make a make a promise to pay for 1/XX/2018 , in the amount of $1677.14.
                                           Reason for default is curtailment in income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2820360875 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower had questions regarding how recast works.  Agent explained recast, and borrower stated
                                           was interested in recast and will return agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8604028561 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2016.  Borrower stated the property is owner occupied and the intent is to retain.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7577037098 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower inquired about current flood insurance contact information and inquired if they were able to change carriers. Servicer advised borrower is able to change at any time and provided contact number to inform servicer in the event they change insurance companies. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3950163678 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Talk to borrower promise to pay $698.20 on 12/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8852713353 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Outbound call: spoke to borrower, primary reason for default is grace period. Borrower did a promise to pay for 7/XX/2016 for $1436.53.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6715962596 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2015.  The borrower was advised that the mod was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5423867786 1                               LOAN STATUS: The current loan status is Performing.                                                            05/31/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 03/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2016.  The borrower contacted the servicer on 05/XX/2016 to authorize a draft in the amount of
                                           $2,124.79.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7005074831 1                               LOAN STATUS: The current loan status is Performing.                                                            05/31/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2016.  Third party asked if insurance premium had been remitted. Servicer indicated that the premium was sent on 05/XX/2016 for $1,449.55.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9896265394 3        [3] Active Litigation  LOAN STATUS: The current loan status is Performing.                                                            05/31/2016
                    - Notes indicate       PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                    litigation, no         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    indication resolved    05/XX/2016.  Last contact borrower called in a payment in the amount of $1068.60, servicer provided confirmation number and sent email.
                    [3] Claim against      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer               FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [1] Damaged Exterior - LITIGATION: There is evidence of litigation on the file.  On 03/XX/2015, a CFPB complaint was filed on
                    Active insurance claim 03/XX/2015. The complaint stated the restricted escrow funds needed to be released. On 03/XX/2015, a response
                    and funds held by      to the complaint was sent stating that the funds could not be released until an inspection is completed and
                    servicer with          the borrower is refusing to allow an inspection to be completed. Another CFPB complaint was received on indication of related  04/XX/2015 stating the servicer is refusing to release the escrow funds despite repairs being completed. A
                    contractor bid         response to the CFPB complaint was filed on 04/XX/2015 stating the funds could not be released until proof of
                    sufficient to cover    completed repairs is provided through an inspection. There is no evidence an inspection has been completed or
                    repairs                that the restricted escrow funds were received.
                                           TITLE ISSUES: There is no evidence of title issues.
                    [1] Damaged Interior - PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the
                    Active insurance claim information provided.  Comments on 01/XX/2015 indicated property damages occurred to the property due to
                    and funds held by      sewage issues. Comments on 09/XX/2014 indicated the an endorsed check in the amount of $6389.01 and was placed
                    servicer with          into restricted escrow. Comments on 10/XX/2014 indicated the borrower would take care of damages their self.
                    indication of related  Two disbursement checks were sent to the borrower on 11/XX/2014 made payable to the borrower and another made
                    contractor bid         payable to the borrower and Lowe's. The checks were issued in the amount of $811.73 and $1333.91. On
                    sufficient to cover    11/XX/2014 the borrower stated they would find another company to repair the garage door and they would send
                    repairs                in pictures of the repairs completed to the basement so far. Comments on 12/XX/2014 indicated the the inspection reported only 38% of the repairs were completed. On 01/XX/2015 an estimate was received to complete the repairs to the basement. Comments on 01/XX/2015 indicated an email from the inspection company stated the borrower is refusing to have the inspection completed. Comments on 01/XX/2015 indicated the borrower would not allow another inspection until they receive more funds to have the repairs completed; the borrower is supposed to allow an inspection to confirm the funds previously disbursed were used to complete repairs. The borrower retained an attorney and filed a CFPB complaint due to the claim funds not being disbursed. The loss draft claim remains active as the funds have not been disbursed from restricted escrow and the borrower did not provide proof of the repairs being completed.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9954314397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/01/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1150541164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/01/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2016.  Borrower called in to confirm upcoming escrow change. Agent advised and updated borrower's information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9062005414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/01/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2015.  Borrower called in stating issues enrolling in ACH and will make the 09/XX/2015 payment by
                                           09/XX/2015 online in amount of $910.20.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7499281604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/01/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2016.  Spoke with borrower who stated that he received a late payment letter. Agent advised it's because he sent in a partial payment and it went to unapplied funds until balance was received. Account is now current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6677596256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/01/2016
                                           PAY HISTORY: The loan is next due for 08/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1853626857 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/01/2016
                    Bankruptcy             PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  04/XX/2016.  The borrower called to dispute the escrow of the flood insurance policy; stating had been paying
                    Servicer responded     this for 25 years and this was the first time had to pay it a month in advance.
                    within 60 days and no  REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the further communication  information provided.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2013.  The meeting of creditor was held on 07/XX/2013.  A prior bankruptcy case filed on 09/XX/2005 was discharged on 12/XX/2005 per notes dated 12/XX/2015; but no further details were cited.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6033482981 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/01/2016
                    As Required            PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9785732401 1                               LOAN STATUS: The current loan status is Performing.                                                            04/28/2016
                                           PAY HISTORY: The loan is next due for 05/XX/2016.  The last payment was received on 04/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2016.  Spoke with borrower in regards to his wife's surgery.  Borrower's wife called on 01/XX/2016 and was looking for information about a modification or deferment.  She was informed that the servicer needed an authorization letter from the husband.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
9891554814 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Outbound call: spoke to borrower and reason for default was obtained. Borrower made a payment in the amount of $719.32 on 1/XX/2017. Borrower accepted a promise to pay for 1/XX/2017, in amount of $719.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4858042690 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1363516905 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2015.  Contact was made to Combine UW of Miami Inc and was advised to fax request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3858288177 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2016.  Borrower called with a loss draft inquiry with the date of loss of 01/XX/2015 due to a fire.
                                           Associate advised of the documentation that is needed and final inspection to close out the claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 06/XX/2015 cites the required documents have not been received and there has been no contact with the borrower and the claim was closed. Servicer has been attempting to contact borrower in regards to having the final modification documents resigned.
3417202100 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9589438930 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2879331369 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2090084926 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2015.  Borrower called to make a promise to pay in the amount of  $1211.66  dated for 11/XX/2015
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The commentary dated 11/XX/2014 states the primary borrower is ill with cancer.
5918260689 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2015.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2067333570 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1805000827 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2016.  The borrower called regarding insurance policy and refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4374384438 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6233371452 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2015.  Borrower was quoted total amount due and stated intent to keep property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2317094389 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8605278621 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 12/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8925513305 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4033021493 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 12/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called in regarding guidelines for refinancing to a fixed mortgage.  The borrower was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8332301403 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2016.  Borrower called for amount of interest paid in 2015. Borrower also wanted to opt out of Loss
                                           Mitigation and will call back when they decide to reapply.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4822683459 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower called in to discuss the payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9379619625 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8637743103 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 04/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2991988131 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2016.  Spoke to third party that made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower has not been delinquent during the 36 month review period.
9329345339 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 12/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4741257177 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7990521651 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2014.  Agent spoke to borrower and advised of total amount due, verified occupancy and intent. Borrower advised agent they need to speak to their spouse as they handle the payments. Borrower decline to set up a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9935671649 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8007886769 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower made a payment via fast pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4982350949 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower made a payment via fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8037299331 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower was reached and made a payment. Fee was waived as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8730587743 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 12/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4615902775 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 11/XX/2017.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    12/XX/2017.  The borrower called inquiring about the endorsement procedures for a claim in the approximate funds held by servicer amount of $17,500.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The servicer is endorsed a claims check of $13,485.96 and noted a final inspection is needed.  An adjusters worksheet was received on 12/XX/2017.  The date of loss is noted as 9/XX/2017.  The damage repair amount is estimated at $13,485.96.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4934632391 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2016.  The borrower called in regarding the confirmation of insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA